UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

ITEM 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.90%

BIOTECHNOLOGY—47.01%
Acorda Therapeutics Inc.(a)	185,871	$3,170,959
Affymetrix Inc.(a)	488,370	12,155,529
Alexion Pharmaceuticals Inc.(a)	303,840	13,691,030
Amgen Inc.(a)	2,891,192	159,854,006
Arena Pharmaceuticals Inc.(a)(b)	385,822	4,240,184
ARIAD Pharmaceuticals Inc.(a)(b)	530,615	2,913,076
ArQule Inc.(a)	198,207	1,397,359
Barrier Therapeutics Inc.(a)(b)	272,948	1,774,162
BioCryst Pharmaceuticals Inc.(a)(b)	230,082	1,778,534
Biogen Idec Inc.(a)	1,049,180	56,131,130
BioMimetic Therapeutics Inc.(a)	146,324	2,287,044
Celgene Corp.(a)	1,318,355	75,581,292
Cell Genesys Inc.(a)(b)	765,936	2,565,886
Coley Pharmaceutical Group Inc.(a)(b)	202,498	733,043
Crucell NV ADR(a)(b)	110,922	2,465,796
CuraGen Corp.(a)(b)	433,067	853,142
Cytokinetics Inc.(a)	366,140	2,068,691
deCODE genetics Inc.(a)(b)	572,467	2,138,164
Digene Corp.(a)	279,451	16,781,033
Encysive Pharmaceuticals Inc.(a)(b)	534,962	952,232
Enzon Pharmaceuticals Inc.(a)	462,745	3,632,548
Exelixis Inc.(a)	1,020,248	12,345,001
Genitope Corp.(a)(b)	359,610	1,388,095
Genomic Health Inc.(a)(b)	225,852	4,246,018
GenVec Inc.(a)	541,016	1,271,388
Genzyme Corp.(a)	729,809	46,999,700
Geron Corp.(a)	727,034	5,118,319
GTx Inc.(a)	290,165	4,697,771
Harvard Bioscience Inc.(a)	251,223	1,318,921
Human Genome Sciences Inc.(a)(b)	569,972	5,084,150
Illumina Inc.(a)	387,634	15,734,064
ImmunoGen Inc.(a)	257,627	1,429,830
Immunomedics Inc.(a)	607,672	2,521,839
Incyte Corp.(a)	765,391	4,592,346
InterMune Inc.(a)(b)	419,964	10,893,866
Invitrogen Corp.(a)	163,564	12,062,845
Keryx Biopharmaceuticals Inc.(a)	401,103	3,918,776
Kosan Biosciences Inc.(a)	306,841	1,601,710
Lexicon Pharmaceuticals Inc.(a)	608,957	1,954,752
LifeCell Corp.(a)(b)	244,782	7,475,642
Maxygen Inc.(a)	275,864	2,364,154
Medivation Inc.(a)(b)	228,820	4,674,793
Millennium Pharmaceuticals Inc.(a)	1,005,731	10,630,577
Momenta Pharmaceuticals Inc.(a)(b)	303,346	3,057,728
Monogram Biosciences Inc.(a)	1,139,415	1,925,611
Myriad Genetics Inc.(a)	324,544	12,069,791
Nektar Therapeutics(a)(b)	901,819	8,558,262
Neurochem Inc.(a)(b)	378,926	2,519,858
Northfield Laboratories Inc.(a)	185,678	263,663
Novavax Inc.(a)(b)	501,914	1,455,551
Omrix Biopharmaceuticals Inc.(a)	130,362	4,101,188
Orchid Cellmark Inc.(a)	184,386	855,551

Oscient Pharmaceuticals Corp.(a)(b)	117,450	536,747
Panacos Pharmaceuticals Inc.(a)	461,471	1,490,551
PDL BioPharma Inc.(a)	710,332	16,550,736
Qiagen NV(a)(b)	719,511	12,800,101
Regeneron Pharmaceuticals Inc.(a)	747,150	13,388,928
Sangamo BioSciences Inc.(a)(b)	275,932	2,240,568
Savient Pharmaceuticals Inc.(a)	400,457	4,973,676
Seattle Genetics Inc.(a)	426,433	4,183,308
StemCells Inc.(a)(b)	615,919	1,422,773
SuperGen Inc.(a)	465,419	2,587,730
Telik Inc.(a)(b)	453,177	1,531,738
Tercica Inc.(a)(b)	405,279	2,066,923
Third Wave Technologies Inc.(a)	346,254	2,025,586
Vertex Pharmaceuticals Inc.(a)(b)	997,456	28,487,343
XOMA Ltd.(a)	1,555,472	4,728,635

		663,311,943
COMMERCIAL SERVICES—0.34%
Albany Molecular Research Inc.(a)	325,978	4,840,773

		4,840,773
ENERGY - ALTERNATE SOURCES—0.14%
Verenium Corp.(a)(b)	390,141	1,978,015

		1,978,015
HEALTH CARE - PRODUCTS—2.76%
Caliper Life Sciences Inc.(a)	350,831	1,645,397
Cerus Corp.(a)	259,074	1,751,340
Columbia Laboratories Inc.(a)	389,216	938,011
EPIX Pharmaceuticals Inc.(a)	296,861	1,665,390
Gen-Probe Inc.(a)	288,762	17,447,000
Luminex Corp.(a)	285,239	3,511,292
TECHNE Corp.(a)	209,819	12,003,745

		38,962,175
PHARMACEUTICALS—49.65%
Abraxis BioScience Inc.(a)	679,428	15,103,684
ACADIA Pharmaceuticals Inc.(a)(b)	304,566	4,163,417
Adams Respiratory Therapeutics Inc.(a)(b)	266,387	10,492,984
Adolor Corp.(a)	493,619	1,831,326
Akorn Inc.(a)(b)	756,209	5,285,901
Alexza Pharmaceuticals Inc.(a)	249,487	2,063,257
Alkermes Inc.(a)(b)	699,123	10,207,196
Allos Therapeutics Inc.(a)	510,451	2,256,193
Alnylam Pharmaceuticals Inc.(a)(b)	305,847	4,645,816
Altus Pharmaceuticals Inc.(a)	240,690	2,777,563
Amylin Pharmaceuticals Inc.(a)(b)	494,085	20,336,539
Anadys Pharmaceuticals Inc.(a)	229,724	854,573
Angiotech Pharmaceuticals Inc.(a)	365,647	2,599,750
Antigenics Inc.(a)(b)	398,860	1,140,740
Array BioPharma Inc.(a)	248,426	2,899,131
Aspreva Pharmaceuticals Corp.(a)	314,675	5,443,877
AtheroGenics Inc.(a)(b)	473,527	1,013,348
Auxilium Pharmaceuticals Inc.(a)	281,103	4,480,782
AVANIR Pharmaceuticals Class A(a)	343,268	820,410
AVI BioPharma Inc.(a)(b)	450,170	1,260,476
Axcan Pharma Inc.(a)	588,315	11,372,129
Bioenvision Inc.(a)(b)	349,128	2,017,960
BioMarin Pharmaceutical Inc.(a)	924,635	16,587,952
Cardiome Pharma Corp.(a)	388,397	3,577,136
Cell Therapeutics Inc.(a)(b)	337,792	1,030,266
Cephalon Inc.(a)	241,737	19,433,237
CollaGenex Pharmaceuticals Inc.(a)	187,280	2,322,272
CombinatoRX Inc.(a)(b)	236,361	1,458,347
Cubist Pharmaceuticals Inc.(a)	515,607	10,162,614

CV Therapeutics Inc.(a)(b)	629,843	8,320,226
Cypress Bioscience Inc.(a)	293,572	3,892,765
Dendreon Corp.(a)(b)	664,508	4,704,717
Depomed Inc.(a)(b)	340,501	1,624,190
Discovery Laboratories Inc.(a)	665,239	1,882,626
Draxis Health Inc.(a)	61,246	362,576
DURECT Corp.(a)(b)	550,879	2,120,884
Dyax Corp.(a)	431,725	1,808,928
Dynavax Technologies Corp.(a)	203,988	844,510
Emisphere Technologies Inc.(a)	209,096	1,012,025
Endo Pharmaceuticals Holdings Inc.(a)	522,770	17,894,417
Flamel Technologies SA SP ADR(a)(b)	206,722	4,334,960
Genta Inc.(a)	1,746,152	514,940
Gilead Sciences Inc.(a)	2,572,723	99,744,471
Hi-Tech Pharmacal Co. Inc.(a)	101,395	1,210,656
Hollis-Eden Pharmaceuticals Inc.(a)(b)	199,608	407,200
Idenix Pharmaceuticals Inc.(a)(b)	407,445	2,403,925
ImClone Systems Inc.(a)	311,050	10,998,728
Indevus Pharmaceuticals Inc.(a)	501,524	3,375,257
Inspire Pharmaceuticals Inc.(a)(b)	510,401	3,225,734
Introgen Therapeutics Inc.(a)(b)	275,553	991,991
Isis Pharmaceuticals Inc.(a)	637,284	6,168,909
ISTA Pharmaceuticals Inc.(a)(b)	205,641	1,517,631
Labopharm Inc.(a)	73,324	208,973
Ligand Pharmaceuticals Inc. Class B	890,967	6,129,853
MannKind Corp.(a)(b)	667,602	8,231,533
Matrixx Initiatives Inc.(a)	79,905	1,672,412
Medarex Inc.(a)(b)	1,387,569	19,828,361
Medicines Co. (The)(a)	296,642	5,226,832
MGI PHARMA INC.(a)	518,994	11,609,896
Nabi Biopharmaceuticals(a)	637,640	2,933,144
Nastech Pharmaceutical Co. Inc.(a)(b)	211,074	2,302,817
NeoPharm Inc.(a)	206,939	237,980
Neurocrine Biosciences Inc.(a)	169,753	1,906,326
NitroMed Inc.(a)(b)	343,078	754,772
Noven Pharmaceuticals Inc.(a)	170,264	3,992,691
NPS Pharmaceuticals Inc.(a)	337,401	1,396,840
Nuvelo Inc.(a)	390,365	1,061,793
Onyx Pharmaceuticals Inc.(a)(b)	524,264	14,102,702
OSI Pharmaceuticals Inc.(a)	414,142	14,996,082
Osiris Therapeutics Inc.(a)(b)	240,443	3,248,385
Pain Therapeutics Inc.(a)(b)	297,507	2,591,286
Penwest Pharmaceuticals Co.(a)(b)	171,182	2,134,640
Perrigo Co.	731,043	14,313,822
Pharmacyclics Inc.(a)(b)	197,947	538,416
Pharmion Corp.(a)	323,000	9,350,850
POZEN Inc.(a)	242,516	4,382,264
Progenics Pharmaceuticals Inc.(a)	238,685	5,148,435
QLT Inc.(a)	526,963	3,899,526
Renovis Inc.(a)	243,964	878,270
Rigel Pharmaceuticals Inc.(a)	258,346	2,301,863
Salix Pharmaceuticals Ltd.(a)(b)	421,162	5,180,293
Santarus Inc.(a)	442,875	2,289,664
SciClone Pharmaceuticals Inc.(a)	359,795	881,498
Sciele Pharma Inc.(a)	306,085	7,211,363
Sepracor Inc.(a)	414,177	16,989,541
Shire PLC ADR	395,294	29,303,144
Tanox Inc.(a)	480,733	9,331,028
Teva Pharmaceutical Industries Ltd. SP ADR	1,628,787	67,187,464
Trimeris Inc.(a)	251,492	1,720,205
United Therapeutics Corp.(a)	192,841	12,295,542
Vanda Pharmaceuticals Inc.(a)	216,366	4,383,575
ViaCell Inc.(a)	289,941	1,603,374
ViroPharma Inc.(a)	540,362	7,456,996
VIVUS Inc.(a)	399,863	2,091,283

Warner Chilcott Ltd. Class A(a)	1,207,780	21,848,740
XenoPort Inc.(a)	201,932	8,969,819
Zymogenetics Inc.(a)	637,990	9,321,034

		700,446,469

TOTAL COMMON STOCKS
(Cost: $1,783,511,316)		1,409,539,375

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.81%

MONEY MARKET FUNDS—9.81%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	684,788	684,788
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	137,660,185	137,660,185

		138,344,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,344,973)		138,344,973

TOTAL INVESTMENTS IN SECURITIES—109.71%
(Cost: $1,921,856,289)		1,547,884,348
Other Assets, Less Liabilities—(9.71)%		(136,998,438)

NET ASSETS—100.00%		$1,410,885,910

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.25%
Clear Channel Outdoor Holdings Inc. Class A(a)	9,285	$263,137
Donnelley (R.H.) Corp.(a)(b)	16,570	1,255,675
Getty Images Inc.(a)	11,616	555,361
Harte-Hanks Inc.	11,664	299,532
Interpublic Group of Companies Inc. (The)(a)	109,411	1,247,285
Lamar Advertising Co.	19,298	1,211,142
Omnicom Group Inc.	76,710	4,059,493

		8,891,625
AEROSPACE & DEFENSE—1.99%
Alliant Techsystems Inc.(a)	7,731	766,529
Armor Holdings Inc.(a)	7,092	616,082
BE Aerospace Inc.(a)	21,508	888,280
Boeing Co. (The)	183,034	17,600,549
DRS Technologies Inc.	9,504	544,294
General Dynamics Corp.	94,078	7,358,781
Goodrich Corp.	29,205	1,739,450
L-3 Communications Holdings Inc.	28,944	2,818,856
Lockheed Martin Corp.	81,818	7,701,528
Northrop Grumman Corp.	80,192	6,244,551
Raytheon Co.	103,113	5,556,760
Rockwell Collins Inc.	38,688	2,732,920
Spirit AeroSystems Holdings Inc. Class A(a)	16,463	593,491
United Technologies Corp.	231,156	16,395,895

		71,557,966
AGRICULTURE—1.58%
Altria Group Inc.	488,955	34,295,304
Archer-Daniels-Midland Co.	151,548	5,014,723
Bunge Ltd.	28,171	2,380,450
Loews Corp. - Carolina Group	25,307	1,955,472
Monsanto Co.	126,487	8,542,932
Reynolds American Inc.	39,606	2,582,311
UST Inc.	37,381	2,007,734

		56,778,926
AIRLINES—0.26%
AMR Corp.(a)	56,143	1,479,368
Continental Airlines Inc. Class B(a)	22,667	767,731
Copa Holdings SA Class A	4,062	273,129
Delta Air Lines Inc.(a)	56,008	1,103,358
Northwest Airlines Corp.(a)	61,422	1,363,568
Southwest Airlines Co.	180,496	2,691,195
UAL Corp.(a)(b)	26,976	1,094,956
US Airways Group Inc.(a)	18,990	574,827

		9,348,132

APPAREL—0.46%
Coach Inc.(a)	86,072	4,078,952
Crocs Inc.(a)	18,650	802,510
Guess? Inc.	12,678	609,051
Hanesbrands Inc.(a)	22,504	608,283
Jones Apparel Group Inc.	25,413	717,917
Liz Claiborne Inc.	24,396	909,971
Nike Inc. Class B	82,702	4,820,700
Phillips-Van Heusen Corp.	13,065	791,347
Polo Ralph Lauren Corp.	14,285	1,401,501
VF Corp.	20,845	1,908,985

		16,649,217
AUTO MANUFACTURERS—0.40%
Ford Motor Co.	419,712	3,953,687
General Motors Corp.	111,790	4,225,662
Oshkosh Truck Corp.	17,286	1,087,635
PACCAR Inc.	57,675	5,020,032

		14,287,016
AUTO PARTS & EQUIPMENT—0.27%
Autoliv Inc.	18,575	1,056,360
BorgWarner Inc.	13,537	1,164,723
Goodyear Tire & Rubber Co. (The)(a)	48,941	1,701,189
Johnson Controls Inc.	45,815	5,304,003
TRW Automotive Holdings Corp.(a)	9,905	364,801

		9,591,076
BANKS—5.57%
Associated Banc-Corp	29,761	973,185
BancorpSouth Inc.	19,183	469,216
Bank of America Corp.	1,031,713	50,440,449
Bank of Hawaii Corp.	11,564	597,165
Bank of New York Co. Inc. (The)	176,999	7,334,839
BB&T Corp.	127,962	5,205,494
BOK Financial Corp.	5,193	277,410
City National Corp.	9,550	726,660
Colonial BancGroup Inc. (The)	37,087	926,062
Comerica Inc.	36,386	2,163,875
Commerce Bancorp Inc.	44,659	1,651,936
Commerce Bancshares Inc.	16,236	735,491
Compass Bancshares Inc.	30,735	2,120,100
Cullen/Frost Bankers Inc.	14,004	748,794
East West Bancorp Inc.	14,245	553,846
Fifth Third Bancorp	127,748	5,080,538
First Citizens BancShares Inc. Class A	1,407	273,521
First Horizon National Corp.	29,340	1,144,260
Fulton Financial Corp.	40,410	582,712
Huntington Bancshares Inc.	55,054	1,251,928
Investors Financial Services Corp.	15,672	966,492
KeyCorp	90,824	3,117,988
M&T Bank Corp.	16,011	1,711,576
Marshall & Ilsley Corp.	59,941	2,854,990
Mellon Financial Corp.	96,576	4,249,344
National City Corp.	118,701	3,955,117
Northern Trust Corp.	50,805	3,263,713
PNC Financial Services Group Inc. (The)	80,140	5,736,421
Popular Inc.	65,188	1,047,571
Regions Financial Corp.	163,693	5,418,238

Sky Financial Group Inc.	27,503	766,234
State Street Corp.	78,122	5,343,545
SunTrust Banks Inc.	82,874	7,105,617
Synovus Financial Corp.	64,708	1,986,536
TCF Financial Corp.	30,174	838,837
U.S. Bancorp	404,149	13,316,710
UnionBanCal Corp.	11,162	666,371
Valley National Bancorp	28,083	631,587
Wachovia Corp.	444,787	22,795,334
Webster Financial Corp.	13,189	562,775
Wells Fargo & Co.	780,489	27,449,798
Whitney Holding Corp.	15,764	474,496
Wilmington Trust Corp.	16,034	665,571
Zions Bancorporation	25,229	1,940,362

		200,122,704
BEVERAGES—1.93%
Anheuser-Busch Companies Inc.	176,584	9,210,621
Brown-Forman Corp. Class B	18,163	1,327,352
Coca-Cola Co. (The)	536,978	28,089,319
Coca-Cola Enterprises Inc.	72,727	1,745,448
Constellation Brands Inc. Class A(a)	44,733	1,086,117
Hansen Natural Corp.(a)	15,907	683,683
Molson Coors Brewing Co. Class B	12,787	1,182,286
Pepsi Bottling Group Inc.	32,866	1,106,927
PepsiAmericas Inc.	13,769	338,167
PepsiCo Inc.	378,671	24,556,814

		69,326,734
BIOTECHNOLOGY—1.15%
Amgen Inc.(a)	269,554	14,903,641
Biogen Idec Inc.(a)	79,367	4,246,135
Celgene Corp.(a)	88,213	5,057,251
Charles River Laboratories International Inc.(a)	15,707	810,795
Genentech Inc.(a)	108,180	8,184,899
Genzyme Corp.(a)	61,228	3,943,083
Invitrogen Corp.(a)	10,905	804,244
Millennium Pharmaceuticals Inc.(a)	74,931	792,021
Millipore Corp.(a)	12,592	945,533
PDL BioPharma Inc.(a)	27,210	633,993
Vertex Pharmaceuticals Inc.(a)	30,569	873,051

		41,194,646
BUILDING MATERIALS—0.29%
American Standard Companies Inc.	41,688	2,458,758
Armstrong World Industries Inc.(a)	4,534	227,380
Eagle Materials Inc.	11,183	548,526
Florida Rock Industries Inc.	11,161	753,368
Lennox International Inc.	13,503	462,208
Martin Marietta Materials Inc.	9,942	1,610,803
Masco Corp.	87,227	2,483,353
Owens Corning(a)	25,726	865,165
USG Corp.(a)	18,696	916,852

		10,326,413
CHEMICALS—1.53%
Air Products and Chemicals Inc.	50,244	4,038,110
Airgas Inc.	18,338	878,390
Albemarle Corp.	18,621	717,467
Ashland Inc.	13,097	837,553

Cabot Corp.	15,025	716,392
Celanese Corp. Class A	31,417	1,218,351
Chemtura Corp.	56,290	625,382
Cytec Industries Inc.	9,823	626,413
Dow Chemical Co. (The)	221,550	9,796,941
Du Pont (E.I.) de Nemours and Co.	214,684	10,914,535
Eastman Chemical Co.	19,628	1,262,669
Ecolab Inc.	40,780	1,741,306
FMC Corp.	8,933	798,521
Huntsman Corp.	21,075	512,333
International Flavors & Fragrances Inc.	20,831	1,086,128
Lubrizol Corp.	16,142	1,041,966
Lyondell Chemical Co.	53,992	2,004,183
Mosaic Co. (The)(a)	36,101	1,408,661
PPG Industries Inc.	37,975	2,890,277
Praxair Inc.	74,026	5,329,132
Rohm & Haas Co.	35,551	1,943,929
RPM International Inc.	28,209	651,910
Sherwin-Williams Co. (The)	25,908	1,722,105
Sigma-Aldrich Corp.	30,644	1,307,579
Valspar Corp. (The)	23,924	679,681
Westlake Chemical Corp.	4,475	125,837

		54,875,751
COAL—0.20%
Arch Coal Inc.	33,282	1,158,214
CONSOL Energy Inc.	42,488	1,959,122
Foundation Coal Holdings Inc.	10,550	428,752
Massey Energy Co.	18,930	504,485
Peabody Energy Corp.	61,281	2,964,775

		7,015,348
COMMERCIAL SERVICES—1.25%
Accenture Ltd.	137,928	5,915,732
Alliance Data Systems Corp.(a)	18,366	1,419,324
Apollo Group Inc. Class A(a)	33,741	1,971,487
Avis Budget Group Inc.(a)	23,782	676,122
Block (H & R) Inc.	75,359	1,761,140
Career Education Corp.(a)	22,169	748,647
ChoicePoint Inc.(a)	17,743	753,190
Convergys Corp.(a)	31,943	774,298
Corporate Executive Board Co. (The)	8,727	566,470
Corrections Corp. of America(a)	14,327	904,177
Donnelley (R.R.) & Sons Co.	51,356	2,234,500
Equifax Inc.	33,949	1,508,015
Hertz Global Holdings Inc.(a)	74,817	1,987,888
Hewitt Associates Inc. Class A(a)	22,171	709,472
Iron Mountain Inc.(a)	41,307	1,079,352
ITT Educational Services Inc.(a)	9,505	1,115,697
Laureate Education Inc.(a)	10,247	631,830
Manpower Inc.	19,720	1,818,973
McKesson Corp.	68,930	4,110,985
Monster Worldwide Inc.(a)	29,342	1,205,956
Moody’s Corp.	52,497	3,265,313
Pharmaceutical Product Development Inc.	24,148	924,144
Quanta Services Inc.(a)(b)	26,834	822,999
Robert Half International Inc.	34,294	1,251,731
Service Corp. International	68,599	876,695
ServiceMaster Co. (The)	68,235	1,054,913
United Rentals Inc.(a)	19,060	620,212

Weight Watchers International Inc.	8,259	419,888
Western Union Co.	179,076	3,730,153

		44,859,303
COMPUTERS—4.07%
Affiliated Computer Services Inc. Class A(a)	21,595	1,224,868
Apple Inc.(a)	201,072	24,538,827
Brocade Communications Systems Inc.(a)	93,502	731,186
Cadence Design Systems Inc.(a)	64,953	1,426,368
Ceridian Corp.(a)	33,500	1,172,500
Cognizant Technology Solutions Corp.(a)	33,209	2,493,664
Computer Sciences Corp.(a)	40,421	2,390,902
Dell Inc.(a)	528,023	15,075,057
Diebold Inc.	15,348	801,166
DST Systems Inc.(a)	12,601	998,125
Electronic Data Systems Corp.	117,827	3,267,343
EMC Corp.(a)	487,689	8,827,171
FactSet Research Systems Inc.	10,015	684,525
Hewlett-Packard Co.	622,197	27,762,430
International Business Machines Corp.	345,190	36,331,248
Lexmark International Inc. Class A(a)(b)	22,066	1,088,074
NCR Corp.(a)	41,983	2,205,787
Network Appliance Inc.(a)	85,785	2,504,922
Riverbed Technology Inc.(a)	4,563	199,951
SanDisk Corp.(a)	52,729	2,580,557
Seagate Technology	125,727	2,737,077
Sun Microsystems Inc.(a)	828,120	4,355,911
Synopsys Inc.(a)	33,770	892,541
Unisys Corp.(a)	81,145	741,665
Western Digital Corp.(a)	51,782	1,001,982

		146,033,847
COSMETICS & PERSONAL CARE—1.62%
Alberto-Culver Co.	19,546	463,631
Avon Products Inc.	101,729	3,738,541
Bare Escentuals Inc.(a)	9,068	309,672
Colgate-Palmolive Co.	118,867	7,708,525
Estee Lauder Companies Inc. (The) Class A	25,500	1,160,505
Procter & Gamble Co.	732,070	44,795,363

		58,176,237
DISTRIBUTION & WHOLESALE—0.23%
CDW Corp.(a)	13,645	1,159,416
Fastenal Co.	29,518	1,235,623
Genuine Parts Co.	39,756	1,971,898
Grainger (W.W.) Inc.	16,556	1,540,536
Ingram Micro Inc. Class A(a)	33,859	735,079
Pool Corp.(b)	11,504	449,001
Tech Data Corp.(a)	12,835	493,634
WESCO International Inc.(a)	10,640	643,188

		8,228,375
DIVERSIFIED FINANCIAL SERVICES—7.84%
Affiliated Managers Group Inc.(a)	6,953	895,268
American Express Co.	240,715	14,726,944
AmeriCredit Corp.(a)(b)	27,513	730,470
Ameriprise Financial Inc.	54,497	3,464,374
Bear Stearns Companies Inc. (The)	27,600	3,864,000
BlackRock Inc.	14,900	2,333,191
Capital One Financial Corp.	96,581	7,575,814

CBOT Holdings Inc. Class A(a)	12,205	2,521,553
Chicago Mercantile Exchange Holdings Inc.	8,090	4,322,972
CIT Group Inc.	44,299	2,428,914
Citigroup Inc.	1,149,982	58,982,577
Countrywide Financial Corp.	137,785	5,008,485
E*TRADE Financial Corp.(a)	99,606	2,200,297
Eaton Vance Corp.	25,742	1,137,282
Edwards (A.G.) Inc.	17,727	1,498,818
Federal Home Loan Mortgage Corp.	153,726	9,331,168
Federal National Mortgage Association	226,181	14,776,405
Federated Investors Inc. Class B	20,331	779,287
First Marblehead Corp. (The)	14,273	551,509
Franklin Resources Inc.	38,490	5,098,770
Goldman Sachs Group Inc. (The)	94,953	20,581,063
IndyMac Bancorp Inc.(b)	17,177	501,053
IntercontinentalExchange Inc.(a)	16,247	2,402,119
Investment Technology Group Inc.(a)	10,346	448,292
Janus Capital Group Inc.	43,263	1,204,442
Jefferies Group Inc.	29,267	789,624
JPMorgan Chase & Co.	794,177	38,477,876
Lazard Ltd. Class A	12,034	541,891
Legg Mason Inc.	30,501	3,000,688
Lehman Brothers Holdings Inc.	123,786	9,224,533
Merrill Lynch & Co. Inc.	201,811	16,867,363
Morgan Stanley	244,998	20,550,432
Nasdaq Stock Market Inc. (The)(a)	26,299	781,343
Nuveen Investments Inc. Class A	18,537	1,152,075
NYMEX Holdings Inc.	21,281	2,673,532
NYSE Euronext Inc.	61,237	4,508,268
Raymond James Financial Inc.	21,952	678,317
Rowe (T.) Price Group Inc.	61,503	3,191,391
Schwab (Charles) Corp. (The)	235,182	4,825,935
SLM Corp.	95,567	5,502,748
Student Loan Corp. (The)	933	190,239
TD Ameritrade Holding Corp.(a)	57,947	1,158,940

		281,480,262
ELECTRIC—3.33%
AES Corp. (The)(a)	154,635	3,383,414
Allegheny Energy Inc.(a)	38,669	2,000,734
Alliant Energy Corp.	26,540	1,031,079
Ameren Corp.	48,310	2,367,673
American Electric Power Co. Inc.	92,485	4,165,524
CenterPoint Energy Inc.	74,855	1,302,477
CMS Energy Corp.	52,392	901,142
Consolidated Edison Inc.	62,573	2,823,294
Constellation Energy Group Inc.	41,784	3,642,311
Dominion Resources Inc.	81,406	7,026,152
DPL Inc.	26,448	749,536
DTE Energy Co.	41,088	1,981,263
Duke Energy Corp.	292,520	5,353,116
Dynegy Inc. Class A(a)	78,820	744,061
Edison International	75,565	4,240,708
Energy East Corp.	36,878	962,147
Entergy Corp.	45,792	4,915,771
Exelon Corp.	156,342	11,350,429
FirstEnergy Corp.	70,742	4,579,130
FPL Group Inc.	94,396	5,356,029
Great Plains Energy Inc.	20,070	584,438
Hawaiian Electric Industries Inc.(b)	19,129	453,166

Integrys Energy Group Inc.	17,660	895,892
MDU Resources Group Inc.	42,428	1,189,681
Mirant Corp.(a)	59,107	2,520,914
Northeast Utilities	36,065	1,022,803
NRG Energy Inc.(a)	56,541	2,350,409
NSTAR	24,920	808,654
OGE Energy Corp.	21,405	784,493
Pepco Holdings Inc.	45,053	1,270,495
PG&E Corp.	81,466	3,690,410
Pinnacle West Capital Corp.	23,395	932,291
PPL Corp.	89,511	4,188,220
Progress Energy Inc.	59,615	2,717,848
Public Service Enterprise Group Inc.	58,888	5,169,189
Puget Energy Inc.	27,269	659,364
Reliant Energy Inc.(a)	79,722	2,148,508
SCANA Corp.	27,224	1,042,407
Sierra Pacific Resources Corp.(a)	51,633	906,675
Southern Co. (The)	174,691	5,990,154
TECO Energy Inc.	48,919	840,428
TXU Corp.	106,700	7,180,910
Wisconsin Energy Corp.	27,290	1,207,037
Xcel Energy Inc.	95,426	1,953,370

		119,383,746
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
AMETEK Inc.	24,902	988,111
Emerson Electric Co.	184,824	8,649,763
Energizer Holdings Inc.(a)	13,172	1,311,931
General Cable Corp.(a)	12,201	924,226
Hubbell Inc. Class B	13,919	754,688
Molex Inc.	32,116	963,801

		13,592,520
ELECTRONICS—0.71%
Agilent Technologies Inc.(a)	93,539	3,595,639
Amphenol Corp. Class A	41,745	1,488,209
Applera Corp. - Applied Biosystems Group	43,157	1,318,015
Arrow Electronics Inc.(a)	28,973	1,113,432
Avnet Inc.(a)	34,882	1,382,722
AVX Corp.	11,740	196,528
Dolby Laboratories Inc. Class A(a)	9,202	325,843
Garmin Ltd.	26,956	1,993,935
Gentex Corp.	33,303	655,736
Jabil Circuit Inc.	42,833	945,324
Mettler-Toledo International Inc.(a)	8,814	841,825
National Instruments Corp.	13,409	436,731
PerkinElmer Inc.	27,948	728,325
Sanmina-SCI Corp.(a)	123,653	387,034
Solectron Corp.(a)	208,091	765,775
Tektronix Inc.	18,420	621,491
Thermo Fisher Scientific Inc.(a)	97,967	5,066,853
Thomas & Betts Corp.(a)	13,570	787,060
Trimble Navigation Ltd.(a)	27,878	897,672
Vishay Intertechnology Inc.(a)	43,145	682,554
Waters Corp.(a)	23,548	1,397,809

		25,628,512
ENERGY - ALTERNATE SOURCES—0.05%
Covanta Holding Corp.(a)	28,030	690,940
First Solar Inc.(a)	7,819	698,159
SunPower Corp. Class A(a)(b)	5,228	329,625

		1,718,724

ENGINEERING & CONSTRUCTION—0.29%
Fluor Corp.	20,572	2,291,104
Foster Wheeler Ltd.(a)	16,436	1,758,488
Jacobs Engineering Group Inc.(a)	27,829	1,600,446
KBR Inc.(a)	39,388	1,033,147
McDermott International Inc.(a)	25,972	2,158,793
Shaw Group Inc. (The)(a)	18,840	872,104
URS Corp.(a)	12,373	600,709

		10,314,791
ENTERTAINMENT—0.17%
DreamWorks Animation SKG Inc. Class A(a)	15,411	444,453
International Game Technology Inc.	76,932	3,054,200
International Speedway Corp. Class A	8,112	427,584
Penn National Gaming Inc.(a)	17,129	1,029,282
Regal Entertainment Group Class A	18,250	400,223
Scientific Games Corp. Class A(a)(b)	15,134	528,933
Warner Music Group Corp.	8,378	121,062

		6,005,737
ENVIRONMENTAL CONTROL—0.24%
Allied Waste Industries Inc.(a)	66,739	898,307
Nalco Holding Co.	33,682	924,571
Republic Services Inc.	38,799	1,188,801
Stericycle Inc.(a)	20,470	910,096
Waste Management Inc.	120,098	4,689,827

		8,611,602
FOOD—1.70%
Campbell Soup Co.	53,963	2,094,304
ConAgra Foods Inc.	115,248	3,095,561
Corn Products International Inc.	17,372	789,557
Dean Foods Co.	30,340	966,936
Del Monte Foods Co.	47,120	572,979
General Mills Inc.	80,402	4,697,085
Heinz (H.J.) Co.	75,266	3,572,877
Hershey Co. (The)	39,313	1,990,024
Hormel Foods Corp.	17,254	644,437
Kellogg Co.	54,632	2,829,391
Kraft Foods Inc.	372,855	13,143,139
Kroger Co.	164,831	4,636,696
McCormick & Co. Inc. NVS	30,493	1,164,223
Safeway Inc.	102,306	3,481,473
Sara Lee Corp.	169,977	2,957,600
Smithfield Foods Inc.(a)	25,473	784,314
Smucker (J.M.) Co. (The)	13,212	841,076
SUPERVALU Inc.	49,030	2,271,070
Sysco Corp.	143,445	4,732,251
Tyson Foods Inc. Class A	61,649	1,420,393
Whole Foods Market Inc.	32,993	1,263,632
Wrigley (William Jr.) Co.	55,463	3,067,659

		61,016,677
FOREST PRODUCTS & PAPER—0.44%
Domtar Corp.(a)	102,681	1,145,920
International Paper Co.	100,986	3,943,503
Louisiana-Pacific Corp.(b)	24,347	460,645

MeadWestvaco Corp.	43,040	1,520,173
Plum Creek Timber Co. Inc.	41,248	1,718,392
Rayonier Inc.	18,072	815,770
Smurfit-Stone Container Corp.(a)	59,513	792,118
Temple-Inland Inc.	24,692	1,519,299
Weyerhaeuser Co.	50,060	3,951,236

		15,867,056
GAS—0.30%
AGL Resources Inc.	18,157	734,995
Atmos Energy Corp.	20,728	623,084
Energen Corp.	16,738	919,586
KeySpan Corp.	41,018	1,721,936
NiSource Inc.	63,957	1,324,549
Sempra Energy	61,132	3,620,848
Southern Union Co.	25,090	817,683
UGI Corp.	24,788	676,217
Vectren Corp.	17,848	480,647

		10,919,545
HAND & MACHINE TOOLS—0.13%
Black & Decker Corp.	15,399	1,359,886
Kennametal Inc.	9,065	743,602
Lincoln Electric Holdings Inc.	10,002	742,548
Snap-On Inc.	13,524	683,097
Stanley Works (The)	19,456	1,180,979

		4,710,112
HEALTH CARE - PRODUCTS—2.97%
Advanced Medical Optics Inc.(a)	13,988	487,901
Bard (C.R.) Inc.	24,146	1,995,184
Bausch & Lomb Inc.	12,684	880,777
Baxter International Inc.	151,413	8,530,608
Beckman Coulter Inc.	14,448	934,497
Becton, Dickinson and Co.	56,829	4,233,761
Biomet Inc.	56,757	2,594,930
Boston Scientific Corp.(a)	309,190	4,742,975
Cooper Companies Inc.	10,406	554,848
Cytyc Corp.(a)	26,893	1,159,357
Dade Behring Holdings Inc.	19,174	1,018,523
DENTSPLY International Inc.	35,444	1,356,087
Edwards Lifesciences Corp.(a)	13,445	663,376
Gen-Probe Inc.(a)	12,239	739,480
Henry Schein Inc.(a)	20,734	1,107,818
Hillenbrand Industries Inc.	14,389	935,285
IDEXX Laboratories Inc.(a)	7,226	683,796
Intuitive Surgical Inc.(a)	8,744	1,213,405
Johnson & Johnson	673,395	41,494,600
Kinetic Concepts Inc.(a)	12,437	646,351
Medtronic Inc.	267,080	13,850,769
Patterson Companies Inc.(a)	32,468	1,210,082
ResMed Inc.(a)	18,168	749,612
Respironics Inc.(a)	17,189	732,080
St. Jude Medical Inc.(a)	78,341	3,250,368
Stryker Corp.	70,443	4,444,249
TECHNE Corp.(a)	9,200	526,332
Varian Medical Systems Inc.(a)	29,747	1,264,545
Zimmer Holdings Inc.(a)	54,957	4,665,300

		106,666,896

HEALTH CARE - SERVICES—1.51%
Aetna Inc.	119,038	5,880,477
Brookdale Senior Living Inc.	8,788	400,469
Community Health Systems Inc.(a)	22,334	903,410
Covance Inc.(a)	14,832	1,016,882
Coventry Health Care Inc.(a)	36,486	2,103,418
DaVita Inc.(a)	24,572	1,323,939
Health Management Associates Inc. Class A	56,539	642,283
Health Net Inc.(a)	26,196	1,383,149
Humana Inc.(a)	38,806	2,363,673
Laboratory Corp. of America Holdings(a)	27,440	2,147,454
LifePoint Hospitals Inc.(a)	13,469	520,981
Lincare Holdings Inc.(a)	19,561	779,506
Manor Care Inc.	17,070	1,114,500
Pediatrix Medical Group Inc.(a)	11,319	624,243
Quest Diagnostics Inc.	36,461	1,883,211
Sierra Health Services Inc.(a)	12,945	538,253
Tenet Healthcare Corp.(a)	110,385	718,606
Triad Hospitals Inc.(a)	20,819	1,119,229
UnitedHealth Group Inc.	311,493	15,929,752
Universal Health Services Inc. Class B	10,605	652,208
WellCare Health Plans Inc.(a)	9,651	873,512
WellPoint Inc.(a)	142,631	11,386,233

		54,305,388
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	38,264	1,348,806

		1,348,806
HOME BUILDERS—0.23%
Centex Corp.	28,034	1,124,163
Horton (D.R.) Inc.	73,293	1,460,729
KB Home	17,963	707,203
Lennar Corp. Class A	31,669	1,157,819
M.D.C. Holdings Inc.	8,148	394,037
NVR Inc.(a)	1,057	718,496
Pulte Homes Inc.	49,395	1,108,918
Ryland Group Inc.	9,810	366,600
Thor Industries Inc.	8,058	363,738
Toll Brothers Inc.(a)	29,407	734,587

		8,136,290
HOME FURNISHINGS—0.11%
Harman International Industries Inc.	15,199	1,775,243
Whirlpool Corp.	18,416	2,047,859

		3,823,102
HOUSEHOLD PRODUCTS & WARES—0.44%
Avery Dennison Corp.	24,861	1,652,759
Church & Dwight Co. Inc.	15,347	743,716
Clorox Co. (The)	35,411	2,199,023
Fortune Brands Inc.	35,344	2,911,285
Jarden Corp.(a)	14,741	634,010
Kimberly-Clark Corp.	105,999	7,090,273
Scotts Miracle-Gro Co. (The) Class A	10,181	437,172

		15,668,238
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	65,081	1,915,334
Toro Co. (The)	9,408	554,037

		2,469,371

INSURANCE—4.73%
ACE Ltd.	76,274	4,768,650
AFLAC Inc.	113,657	5,841,970
Alleghany Corp.(a)	1,151	467,882
Allied World Assurance Holdings Ltd.	14,092	722,215
Allstate Corp. (The)	141,165	8,683,059
Ambac Financial Group Inc.	23,784	2,073,727
American Financial Group Inc.	19,195	655,509
American International Group Inc.	521,082	36,491,372
American National Insurance Co.	3,656	557,906
Aon Corp.	67,916	2,893,901
Arch Capital Group Ltd.(a)	11,880	861,775
Assurant Inc.	28,237	1,663,724
Axis Capital Holdings Ltd.	35,879	1,458,481
Berkley (W.R.) Corp.	39,769	1,294,083
Brown & Brown Inc.	26,116	656,556
Chubb Corp.	93,230	5,047,472
CIGNA Corp.	66,674	3,481,716
Cincinnati Financial Corp.	40,067	1,738,908
CNA Financial Corp.	6,970	332,399
Conseco Inc.(a)	44,009	919,348
Endurance Specialty Holdings Ltd.	13,700	548,548
Erie Indemnity Co. Class A	11,309	611,138
Everest Re Group Ltd.	14,745	1,601,897
Fidelity National Financial Inc.	51,724	1,225,859
First American Corp.	22,551	1,116,275
Gallagher (Arthur J.) & Co.	23,076	643,359
Genworth Financial Inc. Class A	100,754	3,465,938
Hanover Insurance Group Inc. (The)	12,017	586,309
Hartford Financial Services Group Inc. (The)	73,589	7,249,252
HCC Insurance Holdings Inc.	26,156	873,872
Lincoln National Corp.	62,832	4,457,930
Loews Corp.	101,146	5,156,423
Markel Corp.(a)	2,327	1,127,571
Marsh & McLennan Companies Inc.	128,796	3,977,220
MBIA Inc.	30,526	1,899,328
Mercury General Corp.	6,201	341,737
MetLife Inc.	109,607	7,067,459
MGIC Investment Corp.	19,383	1,102,117
Nationwide Financial Services Inc.	12,349	780,704
Old Republic International Corp.	53,993	1,147,891
OneBeacon Insurance Group Ltd.	6,610	167,431
PartnerRe Ltd.	13,256	1,027,340
Philadelphia Consolidated Holding Corp.(a)	13,287	555,397
PMI Group Inc. (The)	20,275	905,684
Principal Financial Group Inc.	62,051	3,616,953
Progressive Corp. (The)	170,719	4,085,306
Protective Life Corp.	16,356	781,980
Prudential Financial Inc.	107,643	10,466,129
Radian Group Inc.	18,722	1,010,988
Reinsurance Group of America Inc.	6,862	413,367
RenaissanceRe Holdings Ltd.	16,860	1,045,151
SAFECO Corp.	24,776	1,542,554
StanCorp Financial Group Inc.	12,461	653,953
Torchmark Corp.	22,282	1,492,894
Transatlantic Holdings Inc.	6,258	445,132
Travelers Companies Inc. (The)	154,314	8,255,799
Unitrin Inc.	10,647	523,619

Unum Group	79,994	2,088,643
Wesco Financial Corp.	326	125,510
White Mountains Insurance Group Ltd.	2,121	1,285,368
XL Capital Ltd. Class A	43,086	3,631,719

		169,712,397
INTERNET—1.90%
Akamai Technologies Inc.(a)	38,487	1,872,008
Amazon.com Inc.(a)	70,664	4,834,124
aQuantive Inc.(a)	16,501	1,052,764
CheckFree Corp.(a)	18,549	745,670
eBay Inc.(a)	265,611	8,547,362
Expedia Inc.(a)	47,184	1,382,019
F5 Networks Inc.(a)	9,740	785,044
Google Inc. Class A(a)	53,306	27,899,294
HLTH Corp.(a)(b)	40,177	562,880
IAC/InterActiveCorp(a)	40,753	1,410,461
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	150,981	3,371,406
McAfee Inc.(a)	37,221	1,310,179
NutriSystem Inc.(a)(b)	8,015	559,768
Symantec Corp.(a)	208,994	4,221,679
VeriSign Inc.(a)	56,674	1,798,266
WebMD Health Corp. Class A(a)	1,771	83,361
Yahoo! Inc.(a)	281,074	7,625,538

		68,061,823
INVESTMENT COMPANIES—0.08%
Allied Capital Corp.(b)	35,530	1,100,009
American Capital Strategies Ltd.	37,700	1,603,004

		2,703,013
IRON & STEEL—0.41%
AK Steel Holding Corp.(a)	25,981	970,910
Allegheny Technologies Inc.	23,593	2,474,434
Carpenter Technology Corp.	6,106	795,673
Chaparral Steel Co.	10,921	784,892
Cleveland-Cliffs Inc.	9,575	743,690
Nucor Corp.	69,972	4,103,858
Reliance Steel & Aluminum Co.	15,364	864,379
Steel Dynamics Inc.	22,049	924,074
United States Steel Corp.	27,372	2,976,705

		14,638,615
LEISURE TIME—0.29%
Brunswick Corp.	21,087	688,069
Carnival Corp.	101,599	4,954,983
Harley-Davidson Inc.	59,674	3,557,167
Royal Caribbean Cruises Ltd.	31,081	1,335,861

		10,536,080
LODGING—0.63%
Boyd Gaming Corp.	13,128	645,766
Choice Hotels International Inc.	8,719	344,575
Harrah’s Entertainment Inc.	43,272	3,689,371
Hilton Hotels Corp.	90,207	3,019,228
Las Vegas Sands Corp.(a)(b)	24,346	1,859,791
Marriott International Inc. Class A	76,237	3,296,488
MGM Mirage(a)	27,597	2,276,201
Orient-Express Hotels Ltd.	9,883	527,752

Starwood Hotels & Resorts Worldwide Inc.	49,829	3,342,031
Station Casinos Inc.	10,295	893,606
Wyndham Worldwide Corp.(a)	42,537	1,542,392
Wynn Resorts Ltd.	11,879	1,065,428

		22,502,629
MACHINERY—0.89%
AGCO Corp.(a)	21,344	926,543
Caterpillar Inc.	148,848	11,654,798
Cummins Inc.	24,081	2,437,238
Deere & Co.	52,715	6,364,809
Flowserve Corp.	13,311	953,068
Gardner Denver Inc.(a)	12,339	525,024
Graco Inc.	15,526	625,387
IDEX Corp.	18,936	729,793
Joy Global Inc.	25,347	1,478,491
Manitowoc Co. Inc. (The)	14,557	1,170,092
Rockwell Automation Inc.	36,449	2,531,019
Terex Corp.(a)	24,055	1,955,672
Zebra Technologies Corp. Class A(a)	16,115	624,295

		31,976,229
MANUFACTURING—4.88%
Brink’s Co. (The)	10,179	629,978
Carlisle Companies Inc.	14,479	673,418
Cooper Industries Ltd.	42,280	2,413,765
Crane Co.	11,890	540,401
Danaher Corp.	57,020	4,305,010
Donaldson Co. Inc.	18,504	657,817
Dover Corp.	47,698	2,439,753
Eastman Kodak Co.(b)	67,129	1,868,200
Eaton Corp.	33,914	3,154,002
General Electric Co.	2,391,912	91,562,391
Harsco Corp.	19,634	1,020,968
Honeywell International Inc.	181,221	10,199,118
Illinois Tool Works Inc.	115,263	6,246,102
Ingersoll-Rand Co. Class A	69,922	3,833,124
ITT Industries Inc.	42,037	2,870,286
Leggett & Platt Inc.	41,337	911,481
Pall Corp.	28,707	1,320,235
Parker Hannifin Corp.	26,774	2,621,442
Pentair Inc.	23,281	897,948
Roper Industries Inc.	20,596	1,176,032
SPX Corp.	13,282	1,166,292
Teleflex Inc.	9,141	747,551
Textron Inc.	28,844	3,176,013
3M Co.	167,407	14,529,254
Trinity Industries Inc.	18,734	815,678
Tyco International Ltd.	460,816	15,570,973

		175,347,232
MEDIA—3.24%
Cablevision Systems Corp.(a)	51,462	1,862,410
CBS Corp. Class B	149,156	4,969,878
Central European Media Enterprises Ltd.(a)	7,975	778,201
Clear Channel Communications Inc.	115,162	4,355,426
Comcast Corp. Class A(a)	686,523	19,305,027
CTC Media Inc.(a)	12,131	329,235
DIRECTV Group Inc. (The)(a)	174,840	4,040,552
Discovery Holding Co. Class A(a)	65,397	1,503,477

Dow Jones & Co. Inc.	13,923	799,876
EchoStar Communications Corp.(a)	48,579	2,106,871
Gannett Co. Inc.	54,295	2,983,510
Hearst-Argyle Television Inc.	5,772	139,105
Idearc Inc.	34,265	1,210,582
Liberty Global Inc. Class A(a)	88,972	3,651,411
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	29,886	3,516,984
McClatchy Co. (The) Class A	10,546	266,919
McGraw-Hill Companies Inc. (The)	79,716	5,427,065
Meredith Corp.	11,225	691,460
New York Times Co. Class A(b)	33,381	847,877
News Corp. Class A	529,668	11,234,258
Scripps (E.W.) Co. Class A	21,016	960,221
Sirius Satellite Radio Inc.(a)(b)	341,200	1,030,424
Time Warner Cable Inc. Class A(a)	36,244	1,419,677
Time Warner Inc.	875,555	18,421,677
Tribune Co.	19,438	571,477
Viacom Inc. Class B(a)	141,551	5,892,768
Walt Disney Co. (The)	460,626	15,725,772
Washington Post Co. (The) Class B	1,373	1,065,572
Wiley (John) & Sons Inc. Class A	11,841	571,802
XM Satellite Radio Holdings Inc. Class A(a)	66,641	784,365

		116,463,879
METAL FABRICATE & HARDWARE—0.16%
Commercial Metals Co.	27,825	939,650
Precision Castparts Corp.	31,898	3,871,141
Timken Co. (The)	22,141	799,512

		5,610,303
MINING—0.67%
Alcoa Inc.	202,073	8,190,019
Freeport-McMoRan Copper & Gold Inc.	88,570	7,335,367
Newmont Mining Corp.	98,600	3,851,316
Southern Copper Corp.(b)	17,105	1,612,317
Titanium Metals Corp.(a)	15,912	507,593
Vulcan Materials Co.	22,013	2,521,369

		24,017,981
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.	51,251	2,399,572
Xerox Corp.(a)	217,387	4,017,312

		6,416,884
OFFICE FURNISHINGS—0.02%
HNI Corp.	11,186	458,626
Steelcase Inc. Class A	19,193	355,071

		813,697
OIL & GAS—8.31%
Anadarko Petroleum Corp.	107,768	5,602,858
Apache Corp.	76,951	6,278,432
Cabot Oil & Gas Corp.	22,615	834,041
Cheniere Energy Inc.(a)(b)	11,799	457,683
Chesapeake Energy Corp.	106,790	3,694,934
Chevron Corp.	499,656	42,091,021
Cimarex Energy Co.	19,434	765,894
CNX Gas Corp.(a)	6,508	199,145
ConocoPhillips	379,952	29,826,232

Continental Resources Inc.(a)	6,902	110,432
Denbury Resources Inc.(a)	28,255	1,059,563
Devon Energy Corp.	103,412	8,096,125
Diamond Offshore Drilling Inc.	15,915	1,616,327
ENSCO International Inc.	34,794	2,122,782
EOG Resources Inc.	56,733	4,144,913
Exxon Mobil Corp.	1,309,697	109,857,384
Forest Oil Corp.(a)	18,408	777,922
Frontier Oil Corp.	25,710	1,125,327
GlobalSantaFe Corp.	52,851	3,818,485
Helmerich & Payne Inc.	24,104	853,764
Hess Corp.	64,343	3,793,663
Holly Corp.	10,546	782,408
Marathon Oil Corp.	159,426	9,559,183
Murphy Oil Corp.	43,461	2,583,322
Nabors Industries Ltd.(a)	65,664	2,191,864
Newfield Exploration Co.(a)	30,338	1,381,896
Noble Corp.	31,016	3,024,680
Noble Energy Inc.	39,867	2,487,302
Occidental Petroleum Corp.	193,798	11,217,028
Patterson-UTI Energy Inc.	36,574	958,605
Pioneer Natural Resources Co.	28,808	1,403,238
Plains Exploration & Production Co.(a)	16,731	799,909
Pogo Producing Co.	13,655	693,537
Pride International Inc.(a)	38,702	1,449,777
Quicksilver Resources Inc.(a)	11,688	521,051
Range Resources Corp.	34,537	1,292,029
Rowan Companies Inc.	25,815	1,057,899
Southwestern Energy Co.(a)	39,633	1,763,669
St. Mary Land & Exploration Co.	14,653	536,593
Sunoco Inc.	28,338	2,257,972
Tesoro Corp.	31,881	1,821,999
TODCO(a)	13,477	636,249
Transocean Inc.(a)	66,961	7,096,527
Unit Corp.(a)	10,824	680,938
Valero Energy Corp.	127,593	9,424,019
W&T Offshore Inc.	6,505	182,075
Western Refining Inc.	6,348	366,914
XTO Energy Inc.	85,538	5,140,834

		298,438,444
OIL & GAS SERVICES—1.68%
Baker Hughes Inc.	74,437	6,262,385
BJ Services Co.	68,452	1,946,775
Cameron International Corp.(a)	25,699	1,836,708
Dresser-Rand Group Inc.(a)	20,031	791,225
FMC Technologies Inc.(a)	15,150	1,200,183
Global Industries Ltd.(a)	21,477	576,013
Grant Prideco Inc.(a)	29,743	1,601,066
Halliburton Co.	212,414	7,328,283
Helix Energy Solutions Group Inc.(a)	21,304	850,243
National Oilwell Varco Inc.(a)	41,199	4,294,584
Oceaneering International Inc.(a)	12,719	669,528
Schlumberger Ltd.	273,976	23,271,521
SEACOR Holdings Inc.(a)	5,637	526,270
Smith International Inc.	46,344	2,717,612

Superior Energy Services Inc.(a)	18,827	751,574
Tetra Technologies Inc.(a)	16,941	477,736
Tidewater Inc.	13,133	930,867
Weatherford International Ltd.(a)	78,260	4,323,082

		60,355,655

PACKAGING & CONTAINERS—0.22%
Ball Corp.	23,823	1,266,669
Bemis Co. Inc.	24,410	809,924
Crown Holdings Inc.(a)	38,151	952,630
Owens-Illinois Inc.(a)	36,115	1,264,025
Packaging Corp. of America	21,590	546,443
Pactiv Corp.(a)	30,430	970,413
Sealed Air Corp.	37,700	1,169,454
Sonoco Products Co.	23,341	999,228

		7,978,786
PHARMACEUTICALS—5.24%
Abbott Laboratories	358,069	19,174,595
Abraxis BioScience Inc.(a)	5,993	133,224
Allergan Inc.	70,764	4,078,837
AmerisourceBergen Corp.	44,592	2,205,966
Amylin Pharmaceuticals Inc.(a)(b)	30,698	1,263,530
Barr Pharmaceuticals Inc.(a)	25,609	1,286,340
Bristol-Myers Squibb Co.	457,464	14,437,564
Cardinal Health Inc.	89,380	6,313,803
Cephalon Inc.(a)	15,454	1,242,347
Endo Pharmaceuticals Holdings Inc.(a)	31,222	1,068,729
Express Scripts Inc.(a)	53,722	2,686,637
Forest Laboratories Inc.(a)	74,129	3,383,989
Gilead Sciences Inc.(a)	217,025	8,414,059
Herbalife Ltd.	11,814	468,425
Hospira Inc.(a)	36,553	1,427,029
ImClone Systems Inc.(a)	13,969	493,944
King Pharmaceuticals Inc.(a)	56,863	1,163,417
Lilly (Eli) & Co.	230,908	12,903,139
Medco Health Solutions Inc.(a)	65,042	5,072,626
Merck & Co. Inc.	503,820	25,090,236
Mylan Laboratories Inc.	58,025	1,055,475
NBTY Inc.(a)	12,909	557,669
Omnicare Inc.	28,358	1,022,589
Pfizer Inc.	1,631,613	41,720,344
Schering-Plough Corp.	346,166	10,537,293
Sepracor Inc.(a)	24,833	1,018,650
VCA Antech Inc.(a)	19,609	739,063
Warner Chilcott Ltd. Class A(a)	21,165	382,875
Watson Pharmaceuticals Inc.(a)	23,923	778,215
Wyeth	312,689	17,929,587

		188,050,196
PIPELINES—0.46%
El Paso Corp.	161,900	2,789,537
Equitable Resources Inc.	28,375	1,406,265
National Fuel Gas Co.	19,478	843,592
ONEOK Inc.	25,906	1,305,921
Questar Corp.	40,236	2,126,473
Spectra Energy Corp.	146,475	3,802,491
Williams Companies Inc. (The)	138,944	4,393,409

		16,667,688
REAL ESTATE—0.12%
CB Richard Ellis Group Inc. Class A(a)	45,569	1,663,269
Forest City Enterprises Inc. Class A	16,825	1,034,401
Jones Lang LaSalle Inc.	8,588	974,738
St. Joe Co. (The)(b)	17,355	804,231

		4,476,639

REAL ESTATE INVESTMENT TRUSTS—1.65%
AMB Property Corp.	23,243	1,236,992
Annaly Capital Management Inc.	61,348	884,638
Apartment Investment & Management Co. Class A	22,674	1,143,223
Archstone-Smith Trust	51,593	3,049,662
AvalonBay Communities Inc.	18,584	2,209,266
Boston Properties Inc.	23,908	2,441,724
Brandywine Realty Trust	20,311	580,488
BRE Properties Inc. Class A	11,825	701,104
Camden Property Trust	13,259	887,955
CapitalSource Inc.	29,327	721,151
CBL & Associates Properties Inc.	15,311	551,962
Colonial Properties Trust	10,842	395,191
Developers Diversified Realty Corp.	29,155	1,536,760
Douglas Emmett Inc.	24,148	597,422
Duke Realty Corp.	31,947	1,139,549
Equity Residential	67,291	3,070,488
Essex Property Trust Inc.	5,692	661,980
Federal Realty Investment Trust	13,151	1,016,046
General Growth Properties Inc.	50,017	2,648,400
Health Care Property Investors Inc.	48,078	1,390,897
Health Care REIT Inc.	18,785	758,163
Hospitality Properties Trust	21,905	908,838
Host Hotels & Resorts Inc.	120,722	2,791,093
HRPT Properties Trust	49,452	514,301
iStar Financial Inc.	29,908	1,325,822
Kilroy Realty Corp.	7,634	540,793
Kimco Realty Corp.	50,104	1,907,459
Liberty Property Trust(b)	21,454	942,474
Macerich Co. (The)	16,726	1,378,557
Mack-Cali Realty Corp.	15,848	689,230
ProLogis	59,434	3,381,795
Public Storage	29,120	2,236,998
Regency Centers Corp.	16,208	1,142,664
Simon Property Group Inc.	51,184	4,762,159
SL Green Realty Corp.	13,867	1,717,983
Taubman Centers Inc.	12,506	620,423
Thornburg Mortgage Inc.	28,196	738,171
UDR Inc.	31,705	833,842
Ventas Inc.	31,092	1,127,085
Vornado Realty Trust	30,913	3,395,484
Weingarten Realty Investors	17,947	737,622

		59,315,854
RETAIL—5.43%
Abercrombie & Fitch Co. Class A	20,476	1,494,338
Advance Auto Parts Inc.	24,839	1,006,725
American Eagle Outfitters Inc.	43,336	1,112,002
AnnTaylor Stores Corp.(a)	16,177	572,989
AutoNation Inc.(a)	36,728	824,176
AutoZone Inc.(a)	10,818	1,477,955
Barnes & Noble Inc.	12,012	462,102
Bed Bath & Beyond Inc.(a)	63,994	2,303,144
Best Buy Co. Inc.	91,827	4,285,566
Big Lots Inc.(a)	26,290	773,452
BJ’s Wholesale Club Inc.(a)	15,238	549,025

Brinker International Inc.	26,480	775,070
Burger King Holdings Inc.	14,827	390,543
CarMax Inc.(a)	50,448	1,286,424
Cheesecake Factory Inc. (The)(a)	16,792	411,740
Chico’s FAS Inc.(a)	41,073	999,717
Circuit City Stores Inc.	39,825	600,561
Coldwater Creek Inc.(a)	14,400	334,512
Copart Inc.(a)	15,952	487,972
Costco Wholesale Corp.	103,783	6,073,381
CVS Caremark Corp.	362,471	13,212,068
Darden Restaurants Inc.	32,997	1,451,538
Dick’s Sporting Goods Inc.(a)	9,434	548,776
Dillard’s Inc. Class A	14,281	513,116
Dollar General Corp.	73,279	1,606,276
Dollar Tree Stores Inc.(a)	22,755	990,980
Family Dollar Stores Inc.	35,244	1,209,574
Foot Locker Inc.	36,229	789,792
GameStop Corp. Class A(a)	36,735	1,436,339
Gap Inc. (The)	138,619	2,647,623
Home Depot Inc.	457,828	18,015,532
Kohl’s Corp.(a)	74,566	5,296,423
Limited Brands Inc.	82,056	2,252,437
Lowe’s Companies Inc.	349,967	10,740,487
Macy’s Inc.	106,523	4,237,485
McDonald’s Corp.	277,509	14,086,357
MSC Industrial Direct Co. Inc. Class A	10,744	590,920
Nordstrom Inc.	59,626	3,048,081
Office Depot Inc.(a)	64,125	1,942,988
OfficeMax Inc.	17,582	690,973
O’Reilly Automotive Inc.(a)	26,628	973,253
Panera Bread Co. Class A(a)	6,631	305,424
Penney (J.C.) Co. Inc.	52,332	3,787,790
PetSmart Inc.	31,729	1,029,606
RadioShack Corp.	31,633	1,048,318
Rite Aid Corp.(a)	108,496	692,204
Ross Stores Inc.	32,422	998,598
Saks Inc.	32,862	701,604
Sears Holdings Corp.(a)	18,676	3,165,582
Staples Inc.	165,856	3,935,763
Starbucks Corp.(a)	171,894	4,510,499
Target Corp.	198,806	12,644,062
Tiffany & Co.	31,805	1,687,573
Tim Hortons Inc.	44,187	1,358,750
TJX Companies Inc.	105,166	2,892,065
Tractor Supply Co.(a)	8,056	419,315
United Auto Group Inc.	13,064	278,133
Urban Outfitters Inc.(a)(b)	26,424	634,969
Walgreen Co.	231,824	10,093,617
Wal-Mart Stores Inc.	560,527	26,966,954
Wendy’s International Inc.	20,359	748,193
Williams-Sonoma Inc.	21,231	670,475
Yum! Brands Inc.	122,241	3,999,726

		195,071,632
SAVINGS & LOANS—0.45%
Astoria Financial Corp.	20,257	507,235
Capitol Federal Financial	5,132	189,473
Hudson City Bancorp Inc.	127,046	1,552,502
New York Community Bancorp Inc.	73,132	1,244,707
People’s United Financial Inc.	50,618	897,457

Sovereign Bancorp Inc.	100,054	2,115,142
TFS Financial Corp.(a)	24,583	283,688
Washington Federal Inc.	20,377	495,365
Washington Mutual Inc.	205,077	8,744,483

		16,030,052
SEMICONDUCTORS—2.68%
Advanced Micro Devices Inc.(a)	128,971	1,844,285
Altera Corp.	82,852	1,833,515
Analog Devices Inc.	75,658	2,847,767
Applied Materials Inc.	321,127	6,380,794
Atmel Corp.(a)	114,074	634,251
Broadcom Corp. Class A(a)	108,481	3,173,069
Cree Inc.(a)(b)	19,658	508,159
Cypress Semiconductor Corp.(a)	35,279	821,648
Fairchild Semiconductor International Inc. Class A(a)	28,875	557,865
Integrated Device Technology Inc.(a)	46,164	704,924
Intel Corp.	1,350,678	32,092,109
International Rectifier Corp.(a)	16,919	630,402
Intersil Corp. Class A	31,537	992,154
KLA-Tencor Corp.	44,260	2,432,087
Lam Research Corp.(a)	31,521	1,620,179
Linear Technology Corp.	59,227	2,142,833
LSI Corp.(a)	179,193	1,345,739
Marvell Technology Group Ltd.(a)	110,198	2,006,706
Maxim Integrated Products Inc.	74,061	2,474,378
MEMC Electronic Materials Inc.(a)	51,931	3,174,023
Microchip Technology Inc.	50,954	1,887,336
Micron Technology Inc.(a)	176,500	2,211,545
National Semiconductor Corp.	73,153	2,068,035
Novellus Systems Inc.(a)	29,491	836,660
NVIDIA Corp.(a)	84,065	3,472,725
QLogic Corp.(a)	35,829	596,553
Rambus Inc.(a)	23,976	431,088
Silicon Laboratories Inc.(a)	12,785	442,489
Teradyne Inc.(a)	44,267	778,214
Texas Instruments Inc.	333,242	12,539,896
Varian Semiconductor Equipment Associates Inc.(a)	21,002	841,340
Xilinx Inc.	69,511	1,860,809

		96,183,577
SOFTWARE—3.64%
Activision Inc.(a)	66,109	1,234,255
Acxiom Corp.	14,795	391,328
Adobe Systems Inc.(a)	136,582	5,483,767
Autodesk Inc.(a)	53,310	2,509,835
Automatic Data Processing Inc.	128,554	6,231,012
BEA Systems Inc.(a)	91,474	1,252,279
BMC Software Inc.(a)	46,797	1,417,949
Broadridge Financial Solutions Inc.	32,486	621,132
CA Inc.	95,107	2,456,614
Cerner Corp.(a)	15,340	850,910
Citrix Systems Inc.(a)	42,141	1,418,887
Compuware Corp.(a)	70,275	833,462
Dun & Bradstreet Corp. (The)	13,865	1,427,818
Electronic Arts Inc.(a)	72,159	3,414,564
Fair Isaac Corp.	13,383	536,926
Fidelity National Information Services Inc.	44,930	2,438,800

First Data Corp.	175,265	5,725,908
Fiserv Inc.(a)	39,251	2,229,457
Global Payments Inc.	18,829	746,570
IMS Health Inc.	45,792	1,471,297
Intuit Inc.(a)	78,576	2,363,566
MasterCard Inc. Class A	18,442	3,058,975
Microsoft Corp.	1,908,321	56,238,220
MoneyGram International Inc.	19,470	544,187
NAVTEQ Corp.(a)(b)	22,797	965,225
Novell Inc.(a)	80,912	630,304
Oracle Corp.(a)	896,255	17,665,186
Paychex Inc.	78,512	3,071,389
Red Hat Inc.(a)	45,076	1,004,293
Salesforce.com Inc.(a)	22,153	949,478
SEI Investments Co.	30,367	881,858
Total System Services Inc.	8,707	256,944
VeriFone Holdings Inc.(a)	14,496	510,984

		130,833,379
TELECOMMUNICATIONS—6.16%
ADC Telecommunications Inc.(a)	27,364	501,582
Alltel Corp.	79,846	5,393,597
Amdocs Ltd.(a)	46,129	1,836,857
American Tower Corp. Class A(a)	96,890	4,069,380
AT&T Inc.	1,433,407	59,486,391
Avaya Inc.(a)	104,971	1,767,712
CenturyTel Inc.	25,557	1,253,571
Ciena Corp.(a)(b)	19,919	719,673
Cisco Systems Inc.(a)	1,411,441	39,308,632
Citizens Communications Co.	79,905	1,220,149
Clearwire Corp. Class A(a)	5,412	132,215
CommScope Inc.(a)	14,286	833,588
Corning Inc.(a)	365,534	9,339,394
Crown Castle International Corp.(a)(b)	54,103	1,962,316
Embarq Corp.	35,250	2,233,793
Harris Corp.	31,339	1,709,542
JDS Uniphase Corp.(a)(b)	48,043	645,218
Juniper Networks Inc.(a)	131,142	3,300,844
Leap Wireless International Inc.(a)	11,905	1,005,973
Level 3 Communications Inc.(a)	357,004	2,088,473
MetroPCS Communications Inc.(a)	13,425	443,562
Motorola Inc.	537,950	9,521,715
NeuStar Inc. Class A(a)	17,697	512,682
NII Holdings Inc. Class B(a)	37,857	3,056,574
QUALCOMM Inc.	387,442	16,811,108
Qwest Communications International Inc.(a)	372,752	3,615,694
SBA Communications Corp.(a)	23,985	805,656
Sprint Nextel Corp.	653,771	13,539,597
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone and Data Systems Inc.	23,937	1,497,738
Tellabs Inc.(a)	102,152	1,099,156
United States Cellular Corp.(a)	3,947	357,598
Verizon Communications Inc.	674,948	27,787,609
Virgin Media Inc.	68,404	1,667,006
Windstream Corp.	111,366	1,643,762

		221,168,357
TEXTILES—0.07%
Cintas Corp.	31,654	1,248,117
Mohawk Industries Inc.(a)	12,852	1,295,353

		2,543,470

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	37,187	1,168,044
Mattel Inc.	91,782	2,321,167

		3,489,211
TRANSPORTATION—1.53%
Alexander & Baldwin Inc.	10,008	531,525
Burlington Northern Santa Fe Corp.	82,756	7,045,846
C.H. Robinson Worldwide Inc.	39,492	2,074,120
Con-way Inc.	10,651	535,106
CSX Corp.	101,440	4,572,915
Expeditors International Washington Inc.	49,741	2,054,303
FedEx Corp.	71,532	7,937,906
Frontline Ltd.	11,316	518,839
Hunt (J.B.) Transport Services Inc.	22,734	666,561
Kansas City Southern Industries Inc.(a)	17,918	672,642
Kirby Corp.(a)	12,436	477,418
Laidlaw International Inc.	18,522	639,935
Landstar System Inc.	12,968	625,706
Norfolk Southern Corp.	91,276	4,798,379
Overseas Shipholding Group Inc.(b)	7,755	631,257
Ryder System Inc.	14,267	767,565
Teekay Corp.	9,418	545,396
Union Pacific Corp.	62,616	7,210,232
United Parcel Service Inc. Class B	156,061	11,392,453
UTi Worldwide Inc.	23,087	618,501
YRC Worldwide Inc.(a)	13,416	493,709

		54,810,314
TRUCKING & LEASING—0.02%
Aircastle Ltd.	5,781	230,142
GATX Corp.	11,926	587,356

		817,498
WATER—0.02%
Aqua America Inc.(b)	30,939	695,818

		695,818

TOTAL COMMON STOCKS
(Cost: $3,285,016,836)		3,584,658,023

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.61%

MONEY MARKET FUNDS—0.61%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	2,194,492	2,194,492
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	19,638,798	19,638,798

		21,833,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,833,290)		21,833,290

TOTAL INVESTMENTS IN SECURITIES—100.47%
(Cost: $3,306,850,126)	3,606,491,313
Other Assets, Less Liabilities—(0.47)%	(17,033,045)

NET ASSETS—100.00%	$3,589,458,268

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.38%
Clear Channel Outdoor Holdings Inc. Class A(a)	52,580	$1,490,117
Getty Images Inc.(a)	32,058	1,532,693
Harte-Hanks Inc.	46,210	1,186,673
Interpublic Group of Companies Inc. (The)(a)(b)	382,510	4,360,614
Lamar Advertising Co.	108,938	6,836,949
Omnicom Group Inc.	436,556	23,102,544

		38,509,590
AEROSPACE & DEFENSE—2.66%
Alliant Techsystems Inc.(a)	37,706	3,738,550
Armor Holdings Inc.(a)	40,187	3,491,045
BE Aerospace Inc.(a)	121,892	5,034,140
Boeing Co. (The)	1,039,200	99,929,472
DRS Technologies Inc.	2,961	169,576
General Dynamics Corp.	74,079	5,794,459
Goodrich Corp.	165,061	9,831,033
L-3 Communications Holdings Inc.	55,596	5,414,494
Lockheed Martin Corp.	464,638	43,736,375
Northrop Grumman Corp.	28,745	2,238,373
Raytheon Co.	302,240	16,287,714
Rockwell Collins Inc.	220,836	15,599,855
Spirit AeroSystems Holdings Inc. Class A(a)	76,291	2,750,291
United Technologies Corp.	800,573	56,784,643

		270,800,020
AGRICULTURE—1.69%
Altria Group Inc.	1,585,003	111,172,110
Loews Corp. - Carolina Group	84,693	6,544,228
Monsanto Co.	718,286	48,513,036
UST Inc.	116,424	6,253,133

		172,482,507
AIRLINES—0.32%
AMR Corp.(a)	317,124	8,356,217
Continental Airlines Inc. Class B(a)	128,420	4,349,585
Copa Holdings SA Class A	22,991	1,545,915
Delta Air Lines Inc.(a)	316,039	6,225,968
Northwest Airlines Corp.(a)	230,730	5,122,206
Southwest Airlines Co.	216,802	3,232,518
UAL Corp.(a)	90,626	3,678,509

		32,510,918
APPAREL—0.73%
Coach Inc.(a)	489,784	23,210,864
Crocs Inc.(a)	105,684	4,547,583
Guess? Inc.	71,858	3,452,058
Hanesbrands Inc.(a)	127,480	3,445,785
Liz Claiborne Inc.	9,398	350,545

Nike Inc. Class B	470,324	27,415,186
Phillips-Van Heusen Corp.	74,015	4,483,089
Polo Ralph Lauren Corp.	80,702	7,917,673

		74,822,783
AUTO MANUFACTURERS—0.34%
Oshkosh Truck Corp.	97,513	6,135,518
PACCAR Inc.	327,832	28,534,497

		34,670,015
AUTO PARTS & EQUIPMENT—0.38%
Autoliv Inc.	62,310	3,543,570
BorgWarner Inc.	16,034	1,379,565
Goodyear Tire & Rubber Co. (The)(a)	276,536	9,612,391
Johnson Controls Inc.	206,481	23,904,305

		38,439,831
BANKS—0.74%
Bank of Hawaii Corp.	22,083	1,140,366
Commerce Bancorp Inc.	72,619	2,686,177
Investors Financial Services Corp.	88,786	5,475,433
Mellon Financial Corp.	519,020	22,836,880
Northern Trust Corp.	245,533	15,773,040
State Street Corp.	343,591	23,501,624
Synovus Financial Corp.	138,211	4,243,078

		75,656,598
BEVERAGES—2.83%
Anheuser-Busch Companies Inc.	631,718	32,950,411
Brown-Forman Corp. Class B	72,436	5,293,623
Coca-Cola Co. (The)	2,012,033	105,249,446
Hansen Natural Corp.(a)	90,138	3,874,131
Pepsi Bottling Group Inc.	46,746	1,574,405
PepsiCo Inc.	2,149,840	139,417,124

		288,359,140
BIOTECHNOLOGY—1.79%
Amgen Inc.(a)	1,094,282	60,502,852
Biogen Idec Inc.(a)	86,406	4,622,721
Celgene Corp.(a)	501,356	28,742,739
Charles River Laboratories International Inc.(a)	30,344	1,566,357
Genentech Inc.(a)	614,345	46,481,343
Genzyme Corp.(a)	348,464	22,441,082
Invitrogen Corp.(a)	23,241	1,714,024
Millennium Pharmaceuticals Inc.(a)	234,365	2,477,238
Millipore Corp.(a)	71,367	5,358,948
PDL BioPharma Inc.(a)	154,170	3,592,161
Vertex Pharmaceuticals Inc.(a)(b)	173,190	4,946,306

		182,445,771
BUILDING MATERIALS—0.31%
American Standard Companies Inc.	238,198	14,048,918
Eagle Materials Inc.	63,344	3,107,023
Florida Rock Industries Inc.	63,217	4,267,147
Lennox International Inc.	10,484	358,867
Martin Marietta Materials Inc.	56,199	9,105,362
Masco Corp.	28,964	824,605

		31,711,922
CHEMICALS—1.06%
Air Products and Chemicals Inc.	134,584	10,816,516
Airgas Inc.	97,350	4,663,065
Albemarle Corp.	105,520	4,065,686

Cabot Corp.	61,300	2,922,784
Celanese Corp. Class A	114,448	4,438,293
Chemtura Corp.	20,093	223,233
Du Pont (E.I.) de Nemours and Co.	193,685	9,846,945
Ecolab Inc.	230,496	9,842,179
International Flavors & Fragrances Inc.	87,917	4,583,992
Lubrizol Corp.	23,968	1,547,134
Mosaic Co. (The)(a)	87,752	3,424,083
Praxair Inc.	420,601	30,279,066
Rohm & Haas Co.	108,992	5,959,683
RPM International Inc.	137,464	3,176,793
Sherwin-Williams Co. (The)	146,448	9,734,399
Sigma-Aldrich Corp.	52,434	2,237,359
Valspar Corp. (The)	15,996	454,446

		108,215,656
COAL—0.39%
Arch Coal Inc.	187,826	6,536,345
CONSOL Energy Inc.	240,212	11,076,175
Foundation Coal Holdings Inc.	59,775	2,429,256
Massey Energy Co.	107,227	2,857,600
Peabody Energy Corp.	349,667	16,916,889

		39,816,265
COMMERCIAL SERVICES—2.13%
Accenture Ltd.	783,384	33,599,340
Alliance Data Systems Corp.(a)	103,729	8,016,177
Apollo Group Inc. Class A(a)	190,716	11,143,536
Avis Budget Group Inc.(a)	47,971	1,363,816
Block (H & R) Inc.	425,828	9,951,600
Career Education Corp.(a)	125,625	4,242,356
ChoicePoint Inc.(a)	100,544	4,268,093
Corporate Executive Board Co. (The)	49,445	3,209,475
Corrections Corp. of America(a)	81,195	5,124,216
Equifax Inc.	191,767	8,518,290
Hertz Global Holdings Inc.(a)	275,414	7,317,750
Hewitt Associates Inc. Class A(a)	78,523	2,512,736
Iron Mountain Inc.(a)	233,072	6,090,171
ITT Educational Services Inc.(a)	53,622	6,294,150
Laureate Education Inc.(a)	53,919	3,324,646
Manpower Inc.	111,496	10,284,391
McKesson Corp.	361,628	21,567,494
Monster Worldwide Inc.(a)	165,668	6,808,955
Moody’s Corp.	299,178	18,608,872
Pharmaceutical Product Development Inc.	136,853	5,237,364
Quanta Services Inc.(a)	152,011	4,662,177
Robert Half International Inc.	193,632	7,067,568
ServiceMaster Co. (The)	310,821	4,805,293
Weight Watchers International Inc.	46,822	2,380,430
Western Union Co.	961,541	20,028,899

		216,427,795
COMPUTERS—6.87%
Affiliated Computer Services Inc. Class A(a)	51,132	2,900,207
Apple Inc.(a)	1,141,551	139,314,884
Brocade Communications Systems Inc.(a)	529,804	4,143,067
Cadence Design Systems Inc.(a)	101,572	2,230,521
Ceridian Corp.(a)	170,500	5,967,500
Cognizant Technology Solutions Corp.(a)	189,706	14,245,024
Dell Inc.(a)	2,998,028	85,593,699
Diebold Inc.	86,991	4,540,930
DST Systems Inc.(a)(b)	71,417	5,656,941
Electronic Data Systems Corp.	389,314	10,795,677

EMC Corp.(a)	2,769,449	50,127,027
FactSet Research Systems Inc.	56,768	3,880,093
Hewlett-Packard Co.	3,532,354	157,613,635
International Business Machines Corp.	1,559,894	164,178,843
Lexmark International Inc. Class A(a)(b)	68,018	3,353,968
NCR Corp.(a)	29,732	1,562,119
Network Appliance Inc.(a)	489,667	14,298,276
Riverbed Technology Inc.(a)	25,864	1,133,360
SanDisk Corp.(a)	178,703	8,745,725
Seagate Technology	271,300	5,906,201
Sun Microsystems Inc.(a)	1,198,725	6,305,293
Synopsys Inc.(a)	191,367	5,057,830
Western Digital Corp.(a)	87,430	1,691,770

		699,242,590
COSMETICS & PERSONAL CARE—1.66%
Alberto-Culver Co.	18,607	441,358
Avon Products Inc.	533,980	19,623,765
Bare Escentuals Inc.(a)(b)	51,397	1,755,208
Colgate-Palmolive Co.	622,388	40,361,862
Estee Lauder Companies Inc. (The) Class A	143,930	6,550,254
Procter & Gamble Co.	1,645,734	100,702,463

		169,434,910
DISTRIBUTION & WHOLESALE—0.26%
CDW Corp.(a)	76,984	6,541,330
Fastenal Co.	166,633	6,975,257
Grainger (W.W.) Inc.	78,241	7,280,325
Pool Corp.(b)	65,186	2,544,210
WESCO International Inc.(a)	60,295	3,644,833

		26,985,955
DIVERSIFIED FINANCIAL SERVICES—4.51%
Affiliated Managers Group Inc.(a)(b)	39,388	5,071,599
American Express Co.	1,366,730	83,616,541
AmeriCredit Corp.(a)	10,602	281,483
BlackRock Inc.	47,959	7,509,900
CBOT Holdings Inc. Class A(a)	69,731	14,406,425
Chicago Mercantile Exchange Holdings Inc.	46,043	24,603,537
E*TRADE Financial Corp.(a)	212,210	4,687,719
Eaton Vance Corp.	145,304	6,419,531
Edwards (A.G.) Inc.	86,799	7,338,855
Federal Home Loan Mortgage Corp.	342,167	20,769,537
Federated Investors Inc. Class B	115,202	4,415,693
First Marblehead Corp. (The)(b)	80,885	3,125,396
Franklin Resources Inc.	218,748	28,977,548
Goldman Sachs Group Inc. (The)	236,116	51,178,143
IntercontinentalExchange Inc.(a)	92,839	13,726,246
Investment Technology Group Inc.(a)	58,606	2,539,398
Janus Capital Group Inc.	189,987	5,289,238
Lazard Ltd. Class A	68,164	3,069,425
Legg Mason Inc.	71,537	7,037,810
Merrill Lynch & Co. Inc.	286,436	23,940,321
Morgan Stanley	79,268	6,649,000
Nasdaq Stock Market Inc. (The)(a)	119,201	3,541,462
Nuveen Investments Inc. Class A	104,640	6,503,376
NYMEX Holdings Inc.	121,516	15,266,055
NYSE Euronext Inc.	348,273	25,639,858

Rowe (T.) Price Group Inc.	350,531	18,189,054
Schwab (Charles) Corp. (The)	1,336,976	27,434,748
SLM Corp.	542,957	31,263,464
TD Ameritrade Holding Corp.(a)	327,077	6,541,540

		459,032,902

ELECTRIC—1.52%
AES Corp. (The)(a)	880,996	19,276,192
Allegheny Energy Inc.(a)	218,615	11,311,140
CenterPoint Energy Inc.	422,659	7,354,267
Constellation Energy Group Inc.	184,641	16,095,156
DPL Inc.	80,476	2,280,690
Dynegy Inc. Class A(a)	71,898	678,717
Exelon Corp.	401,243	29,130,242
Mirant Corp.(a)	231,146	9,858,377
NRG Energy Inc.(a)	257,304	10,696,127
PPL Corp.	379,953	17,778,001
Sierra Pacific Resources Corp.(a)	42,710	749,988
TXU Corp.	444,168	29,892,506

		155,101,403
ELECTRICAL COMPONENTS & EQUIPMENT—0.60%
AMETEK Inc.	141,118	5,599,562
Emerson Electric Co.	872,173	40,817,696
Energizer Holdings Inc.(a)	53,586	5,337,166
General Cable Corp.(a)	69,122	5,235,991
Hubbell Inc. Class B	26,417	1,432,330
Molex Inc.	103,706	3,112,217

		61,534,962
ELECTRONICS—1.00%
Agilent Technologies Inc.(a)	532,696	20,476,834
Amphenol Corp. Class A	235,848	8,407,981
Applera Corp. - Applied Biosystems Group	43,528	1,329,345
Arrow Electronics Inc.(a)	90,452	3,476,070
Avnet Inc.(a)	116,006	4,598,478
AVX Corp.	12,908	216,080
Dolby Laboratories Inc. Class A(a)	52,170	1,847,340
Garmin Ltd.	152,363	11,270,291
Gentex Corp.	188,690	3,715,306
Jabil Circuit Inc.	152,644	3,368,853
Mettler-Toledo International Inc.(a)	49,942	4,769,960
National Instruments Corp.	75,990	2,474,994
PerkinElmer Inc.	39,743	1,035,703
Sanmina-SCI Corp.(a)	155,532	486,815
Solectron Corp.(a)	367,855	1,353,706
Tektronix Inc.	20,769	700,746
Thermo Fisher Scientific Inc.(a)	276,723	14,312,114
Thomas & Betts Corp.(a)	76,916	4,461,128
Trimble Navigation Ltd.(a)	157,938	5,085,604
Vishay Intertechnology Inc.(a)	41,314	653,587
Waters Corp.(a)	132,992	7,894,405

		101,935,340
ENERGY - ALTERNATE SOURCES—0.10%
Covanta Holding Corp.(a)	158,810	3,914,666
First Solar Inc.(a)	44,298	3,955,368
SunPower Corp. Class A(a)	29,618	1,867,415

		9,737,449
ENGINEERING & CONSTRUCTION—0.49%
Fluor Corp.	116,344	12,957,231
Foster Wheeler Ltd.(a)	92,858	9,934,877
Jacobs Engineering Group Inc.(a)	157,216	9,041,492
McDermott International Inc.(a)	146,807	12,202,598
Shaw Group Inc. (The)(a)	97,702	4,522,626
URS Corp.(a)	17,106	830,496

		49,489,320

ENTERTAINMENT—0.30%
DreamWorks Animation SKG Inc. Class A(a)	69,133	1,993,796
International Game Technology Inc.	438,710	17,416,787
Penn National Gaming Inc.(a)(b)	97,084	5,833,778
Regal Entertainment Group Class A	83,848	1,838,787
Scientific Games Corp. Class A(a)(b)	85,765	2,997,487
Warner Music Group Corp.	26,188	378,417

		30,459,052
ENVIRONMENTAL CONTROL—0.32%
Allied Waste Industries Inc.(a)	57,476	773,627
Nalco Holding Co.	190,864	5,239,217
Republic Services Inc.	195,707	5,996,462
Stericycle Inc.(a)	115,999	5,157,316
Waste Management Inc.	383,066	14,958,727

		32,125,349
FOOD—1.16%
Campbell Soup Co.	173,337	6,727,209
Dean Foods Co.	11,342	361,470
General Mills Inc.	36,636	2,140,275
Heinz (H.J.) Co.	236,122	11,208,711
Hershey Co. (The)	156,745	7,934,432
Kellogg Co.	209,677	10,859,172
Kroger Co.	596,089	16,767,984
McCormick & Co. Inc. NVS	114,538	4,373,061
Sara Lee Corp.	506,527	8,813,570
Sysco Corp.	815,527	26,904,236
Whole Foods Market Inc.	186,255	7,133,566
Wrigley (William Jr.) Co.	278,272	15,391,225

		118,614,911
FOREST PRODUCTS & PAPER—0.04%
Domtar Corp.(a)	288,560	3,220,330
Plum Creek Timber Co. Inc.	18,228	759,378
Rayonier Inc.	6,243	281,809

		4,261,517
HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	45,092	3,982,075
Kennametal Inc.	29,752	2,440,557
Lincoln Electric Holdings Inc.	38,724	2,874,870
Stanley Works (The)	35,387	2,147,991

		11,445,493
HEALTH CARE - PRODUCTS—4.12%
Advanced Medical Optics Inc.(a)	79,253	2,764,345
Bard (C.R.) Inc.	136,536	11,281,970
Bausch & Lomb Inc.	15,601	1,083,333
Baxter International Inc.	859,843	48,443,555
Beckman Coulter Inc.	66,495	4,300,897
Becton, Dickinson and Co.	323,310	24,086,595
Biomet Inc.	324,077	14,816,800
Cooper Companies Inc.	23,640	1,260,485
Cytyc Corp.(a)	151,752	6,542,029
Dade Behring Holdings Inc.	108,626	5,770,213
DENTSPLY International Inc.	200,184	7,659,040
Edwards Lifesciences Corp.(a)	76,198	3,759,609
Gen-Probe Inc.(a)	69,341	4,189,583
Henry Schein Inc.(a)	116,985	6,250,509
Hillenbrand Industries Inc.	13,945	906,425
IDEXX Laboratories Inc.(a)	40,957	3,875,761

Intuitive Surgical Inc.(a)	49,357	6,849,271
Johnson & Johnson	1,433,557	88,335,782
Kinetic Concepts Inc.(a)	57,649	2,996,019
Medtronic Inc.	1,516,452	78,643,201
Patterson Companies Inc.(a)	183,300	6,831,591
ResMed Inc.(a)(b)	102,918	4,246,397
Respironics Inc.(a)	97,365	4,146,775
St. Jude Medical Inc.(a)	446,472	18,524,123
Stryker Corp.	400,578	25,272,466
TECHNE Corp.(a)	52,158	2,983,959
Varian Medical Systems Inc.(a)	167,923	7,138,407
Zimmer Holdings Inc.(a)	312,477	26,526,173

		419,485,313
HEALTH CARE - SERVICES—2.38%
Aetna Inc.	546,958	27,019,725
Brookdale Senior Living Inc.	12,099	551,351
Community Health Systems Inc.(a)	10,884	440,258
Covance Inc.(a)	84,030	5,761,097
Coventry Health Care Inc.(a)	192,841	11,117,284
DaVita Inc.(a)	138,754	7,476,066
Health Net Inc.(a)	147,940	7,811,232
Humana Inc.(a)	221,744	13,506,427
Laboratory Corp. of America Holdings(a)	155,167	12,143,369
Lincare Holdings Inc.(a)	110,850	4,417,372
Manor Care Inc.	96,351	6,290,757
Pediatrix Medical Group Inc.(a)	64,126	3,536,549
Quest Diagnostics Inc.	191,049	9,867,681
Sierra Health Services Inc.(a)	73,327	3,048,937
Tenet Healthcare Corp.(a)	484,071	3,151,302
Triad Hospitals Inc.(a)	6,014	323,313
UnitedHealth Group Inc.	1,768,570	90,444,670
Universal Health Services Inc. Class B	16,585	1,019,978
WellCare Health Plans Inc.(a)	54,682	4,949,268
WellPoint Inc.(a)	365,246	29,157,588

		242,034,224
HOME BUILDERS—0.06%
Centex Corp.	8,099	324,770
NVR Inc.(a)	2,557	1,738,121
Pulte Homes Inc.	99,638	2,236,873
Thor Industries Inc.	41,694	1,882,067

		6,181,831
HOME FURNISHINGS—0.18%
Harman International Industries Inc.	85,921	10,035,573
Whirlpool Corp.	74,486	8,282,843

		18,318,416
HOUSEHOLD PRODUCTS & WARES—0.43%
Avery Dennison Corp.	119,928	7,972,813
Church & Dwight Co. Inc.	81,942	3,970,909
Clorox Co. (The)	184,203	11,439,006
Jarden Corp.(a)	46,597	2,004,137
Kimberly-Clark Corp.	267,865	17,917,490
Scotts Miracle-Gro Co. (The) Class A	10,781	462,936

		43,767,291
HOUSEWARES—0.09%
Newell Rubbermaid Inc.	190,646	5,610,712
Toro Co. (The)	53,286	3,138,013

		8,748,725

INSURANCE—0.97%
ACE Ltd.	23,895	1,493,915
AFLAC Inc.	591,309	30,393,283
American International Group Inc.	207,051	14,499,782
Berkley (W.R.) Corp.	60,618	1,972,510
Brown & Brown Inc.	147,952	3,719,513
CIGNA Corp.	379,797	19,832,999
CNA Financial Corp.	3,672	175,118
Erie Indemnity Co. Class A	12,621	682,039
Gallagher (Arthur J.) & Co.	25,367	707,232
Hanover Insurance Group Inc. (The)	3,471	169,350
HCC Insurance Holdings Inc.	64,016	2,138,775
PartnerRe Ltd.	16,674	1,292,235
Philadelphia Consolidated Holding Corp.(a)	57,524	2,404,503
Principal Financial Group Inc.	19,827	1,155,716
Prudential Financial Inc.	147,292	14,321,201
Transatlantic Holdings Inc.	12,624	897,945
XL Capital Ltd. Class A	28,764	2,424,518

		98,280,634
INTERNET—3.36%
Akamai Technologies Inc.(a)	217,529	10,580,611
Amazon.com Inc.(a)	401,728	27,482,212
aQuantive Inc.(a)	93,082	5,938,632
CheckFree Corp.(a)	82,508	3,316,822
eBay Inc.(a)	1,508,343	48,538,478
F5 Networks Inc.(a)	55,194	4,448,636
Google Inc. Class A(a)	302,627	158,388,919
HLTH Corp.(a)(b)	227,622	3,188,984
IAC/InterActiveCorp(a)	15,472	535,486
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	515,004	11,500,040
McAfee Inc.(a)	210,199	7,399,005
NutriSystem Inc.(a)(b)	45,421	3,172,203
Symantec Corp.(a)	171,546	3,465,229
VeriSign Inc.(a)	320,312	10,163,500
WebMD Health Corp. Class A(a)(b)	10,034	472,300
Yahoo! Inc.(a)	1,596,199	43,304,879

		341,895,936
IRON & STEEL—0.38%
AK Steel Holding Corp.(a)	147,182	5,500,191
Allegheny Technologies Inc.	134,804	14,138,244
Carpenter Technology Corp.	19,234	2,506,383
Chaparral Steel Co.	61,904	4,449,040
Cleveland-Cliffs Inc.	54,243	4,213,054
Nucor Corp.	89,753	5,264,013
Reliance Steel & Aluminum Co.	8,708	489,912
Steel Dynamics Inc.	41,728	1,748,820

		38,309,657
LEISURE TIME—0.31%
Carnival Corp.	239,595	11,685,048
Harley-Davidson Inc.	339,862	20,259,174

		31,944,222
LODGING—1.07%
Boyd Gaming Corp.	74,382	3,658,851
Choice Hotels International Inc.	49,395	1,952,090
Harrah’s Entertainment Inc.	141,385	12,054,485
Hilton Hotels Corp.	514,344	17,215,094
Las Vegas Sands Corp.(a)(b)	137,579	10,509,660
Marriott International Inc. Class A	434,393	18,783,153

MGM Mirage(a)	156,089	12,874,221
Orient-Express Hotels Ltd.	53,046	2,832,656
Starwood Hotels & Resorts Worldwide Inc.	283,866	19,038,893
Station Casinos Inc.	33,998	2,951,026
Wyndham Worldwide Corp.(a)	17,836	646,733
Wynn Resorts Ltd.(b)	66,993	6,008,602

		108,525,464
MACHINERY—1.40%
AGCO Corp.(a)	79,106	3,433,991
Caterpillar Inc.	845,177	66,177,359
Cummins Inc.	137,602	13,926,698
Deere & Co.	16,796	2,027,949
Flowserve Corp.	67,811	4,855,268
Graco Inc.	87,951	3,542,666
IDEX Corp.	107,261	4,133,839
Joy Global Inc.	143,184	8,351,923
Manitowoc Co. Inc. (The)	82,138	6,602,252
Rockwell Automation Inc.	208,176	14,455,741
Terex Corp.(a)	136,013	11,057,857
Zebra Technologies Corp. Class A(a)	91,329	3,538,085

		142,103,628
MANUFACTURING—2.94%
Brink’s Co. (The)	57,647	3,567,773
Carlisle Companies Inc.	22,322	1,038,196
Cooper Industries Ltd.	77,928	4,448,910
Danaher Corp.	324,404	24,492,502
Donaldson Co. Inc.	104,848	3,727,346
Dover Corp.	87,026	4,451,380
Eaton Corp.	22,857	2,125,701
General Electric Co.	1,507,150	57,693,702
Harsco Corp.	111,268	5,785,936
Honeywell International Inc.	880,859	49,574,745
Illinois Tool Works Inc.	488,351	26,463,741
Ingersoll-Rand Co. Class A	24,725	1,355,425
ITT Industries Inc.	30,033	2,050,653
Pall Corp.	147,938	6,803,669
Roper Industries Inc.	116,267	6,638,846
Textron Inc.	164,425	18,104,837
3M Co.	889,677	77,215,067
Trinity Industries Inc.	92,793	4,040,207

		299,578,636
MEDIA—3.15%
Cablevision Systems Corp.(a)	96,212	3,481,912
Central European Media Enterprises Ltd.(a)	41,035	4,004,195
Clear Channel Communications Inc.	140,445	5,311,630
Comcast Corp. Class A(a)	2,389,303	67,187,200
CTC Media Inc.(a)	68,724	1,865,169
DIRECTV Group Inc. (The)(a)	994,863	22,991,284
Discovery Holding Co. Class A(a)	204,553	4,702,673
Dow Jones & Co. Inc.	78,878	4,531,541
EchoStar Communications Corp.(a)	274,683	11,913,002
Liberty Global Inc. Class A(a)	257,764	10,578,635
McGraw-Hill Companies Inc. (The)	452,930	30,835,474
Meredith Corp.	63,588	3,917,021
New York Times Co. Class A(b)	47,662	1,210,615
News Corp. Class A	1,987,963	42,164,695
Sirius Satellite Radio Inc.(a)(b)	1,933,247	5,838,406
Time Warner Cable Inc. Class A(a)	113,366	4,440,546
Time Warner Inc.	715,750	15,059,380
Viacom Inc. Class B(a)	803,968	33,469,188

Walt Disney Co. (The)	1,148,092	39,195,861
Wiley (John) & Sons Inc. Class A	67,120	3,241,225
XM Satellite Radio Holdings Inc. Class A(a)	377,578	4,444,093

		320,383,745
METAL FABRICATE & HARDWARE—0.22%
Precision Castparts Corp.	181,576	22,036,063

		22,036,063
MINING—0.69%
Freeport-McMoRan Copper & Gold Inc.	414,474	34,326,737
Newmont Mining Corp.	233,847	9,134,064
Southern Copper Corp.(b)	96,674	9,112,491
Titanium Metals Corp.(a)	90,162	2,876,168
Vulcan Materials Co.	125,748	14,403,176

		69,852,636
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	237,013	11,096,949

		11,096,949
OFFICE FURNISHINGS—0.04%
HNI Corp.	63,365	2,597,965
Steelcase Inc. Class A	86,010	1,591,185

		4,189,150
OIL & GAS—4.01%
Cabot Oil & Gas Corp.	128,118	4,724,992
Cheniere Energy Inc.(a)(b)	66,880	2,594,275
Chesapeake Energy Corp.	354,429	12,263,243
CNX Gas Corp.(a)(b)	36,902	1,129,201
Continental Resources Inc.(a)	18,297	292,752
Denbury Resources Inc.(a)	160,103	6,003,863
Diamond Offshore Drilling Inc.	89,934	9,133,697
ENSCO International Inc.	182,316	11,123,099
Exxon Mobil Corp.	1,516,685	127,219,538
Frontier Oil Corp.	73,282	3,207,553
GlobalSantaFe Corp.	300,853	21,736,629
Holly Corp.	59,754	4,433,149
Nabors Industries Ltd.(a)	327,393	10,928,378
Noble Corp.	176,867	17,248,070
Noble Energy Inc.	32,078	2,001,346
Pride International Inc.(a)	161,817	6,061,665
Quicksilver Resources Inc.(a)(b)	66,244	2,953,158
Range Resources Corp.	195,015	7,295,511
Rowan Companies Inc.	104,452	4,280,443
Southwestern Energy Co.(a)	224,017	9,968,757
Sunoco Inc.	160,263	12,769,756
Tesoro Corp.	180,229	10,300,087
TODCO(a)	76,383	3,606,041
Transocean Inc.(a)	380,281	40,302,180
Unit Corp.(a)	47,976	3,018,170
Valero Energy Corp.	571,657	42,222,586
W&T Offshore Inc.	23,163	648,332
Western Refining Inc.	18,713	1,081,611
XTO Energy Inc.	486,144	29,217,254

		407,765,336
OIL & GAS SERVICES—3.31%
Baker Hughes Inc.	422,758	35,566,631
BJ Services Co.	386,937	11,004,488
Cameron International Corp.(a)	145,269	10,382,375
Dresser-Rand Group Inc.(a)	113,480	4,482,460

FMC Technologies Inc.(a)	85,529	6,775,607
Global Industries Ltd.(a)	121,718	3,264,477
Grant Prideco Inc.(a)	168,051	9,046,185
Halliburton Co.	1,206,317	41,617,937
Helix Energy Solutions Group Inc.(a)	96,339	3,844,889
National Oilwell Varco Inc.(a)	234,399	24,433,752
Oceaneering International Inc.(a)	72,094	3,795,028
Schlumberger Ltd.	1,555,456	132,120,433
Smith International Inc.	264,558	15,513,681
Superior Energy Services Inc.(a)	106,698	4,259,384
Tetra Technologies Inc.(a)	96,005	2,707,341
Tidewater Inc.	48,886	3,465,040
Weatherford International Ltd.(a)	445,140	24,589,534

		336,869,242
PACKAGING & CONTAINERS—0.28%
Ball Corp.	134,511	7,151,950
Crown Holdings Inc.(a)	216,187	5,398,189
Owens-Illinois Inc.(a)	190,998	6,684,930
Packaging Corp. of America	122,304	3,095,514
Pactiv Corp.(a)	172,390	5,497,517
Sealed Air Corp.	29,476	914,346

		28,742,446
PHARMACEUTICALS—6.88%
Abbott Laboratories	2,032,947	108,864,312
Abraxis BioScience Inc.(a)	33,947	754,642
Allergan Inc.	402,610	23,206,440
AmerisourceBergen Corp.	115,709	5,724,124
Amylin Pharmaceuticals Inc.(a)(b)	173,313	7,133,563
Barr Pharmaceuticals Inc.(a)	144,623	7,264,413
Bristol-Myers Squibb Co.	2,597,408	81,974,196
Cardinal Health Inc.	507,634	35,859,266
Cephalon Inc.(a)	87,209	7,010,732
Endo Pharmaceuticals Holdings Inc.(a)	176,154	6,029,751
Express Scripts Inc.(a)	306,662	15,336,167
Forest Laboratories Inc.(a)	422,327	19,279,228
Gilead Sciences Inc.(a)	1,232,431	47,781,350
Herbalife Ltd.	66,966	2,655,202
Hospira Inc.(a)	206,434	8,059,183
ImClone Systems Inc.(a)	79,142	2,798,461
Lilly (Eli) & Co.	641,103	35,824,836
Medco Health Solutions Inc.(a)	369,703	28,833,137
Merck & Co. Inc.	2,362,642	117,659,572
Mylan Laboratories Inc.	327,421	5,955,788
NBTY Inc.(a)	73,122	3,158,870
Omnicare Inc.	19,443	701,115
Schering-Plough Corp.	1,965,645	59,834,234
Sepracor Inc.(a)	140,720	5,772,334
VCA Antech Inc.(a)	111,125	4,188,301
Warner Chilcott Ltd. Class A(a)	119,926	2,169,461
Watson Pharmaceuticals Inc.(a)	78,762	2,562,128
Wyeth	933,803	53,544,264

		699,935,070
PIPELINES—0.30%
Equitable Resources Inc.	121,694	6,031,155
Questar Corp.	77,961	4,120,239
Williams Companies Inc. (The)	661,488	20,916,251

		31,067,645
REAL ESTATE—0.25%
CB Richard Ellis Group Inc. Class A(a)	257,496	9,398,604

Forest City Enterprises Inc. Class A	94,931	5,836,358
Jones Lang LaSalle Inc.	48,647	5,521,435
St. Joe Co. (The)(b)	98,318	4,556,056

		25,312,453
REAL ESTATE INVESTMENT TRUSTS—0.80%
Apartment Investment & Management Co. Class A	6,936	349,713
CapitalSource Inc.	98,219	2,415,205
Duke Realty Corp.	132,335	4,720,389
Essex Property Trust Inc.	14,816	1,723,101
Federal Realty Investment Trust	38,671	2,987,721
General Growth Properties Inc.	157,467	8,337,878
Health Care REIT Inc.	13,308	537,111
Kilroy Realty Corp.	43,234	3,062,697
Macerich Co. (The)	94,465	7,785,805
ProLogis	296,293	16,859,072
Public Storage	12,704	975,921
Simon Property Group Inc.	160,609	14,943,061
Taubman Centers Inc.	39,122	1,940,842
UDR Inc.	179,647	4,724,716
Ventas Inc.	175,481	6,361,186
Weingarten Realty Investors	101,712	4,180,363

		81,904,781
RETAIL—8.13%
Abercrombie & Fitch Co. Class A	115,688	8,442,910
Advance Auto Parts Inc.	140,756	5,704,841
American Eagle Outfitters Inc.	244,584	6,276,025
AnnTaylor Stores Corp.(a)	73,349	2,598,022
AutoZone Inc.(a)	61,132	8,351,854
Barnes & Noble Inc.	6,054	232,897
Bed Bath & Beyond Inc.(a)	365,702	13,161,615
Best Buy Co. Inc.	522,477	24,384,002
Big Lots Inc.(a)	148,956	4,382,286
Brinker International Inc.	150,045	4,391,817
Burger King Holdings Inc.	84,003	2,212,639
CarMax Inc.(a)	284,871	7,264,211
Cheesecake Factory Inc. (The)(a)	95,147	2,333,004
Chico’s FAS Inc.(a)(b)	232,702	5,663,967
Circuit City Stores Inc.	97,489	1,470,134
Coldwater Creek Inc.(a)	81,616	1,895,940
Copart Inc.(a)	84,337	2,579,869
Costco Wholesale Corp.	405,533	23,731,791
CVS Caremark Corp.	1,101,063	40,133,746
Darden Restaurants Inc.	186,355	8,197,756
Dick’s Sporting Goods Inc.(a)(b)	53,434	3,108,256
Dollar General Corp.	414,075	9,076,524
Dollar Tree Stores Inc.(a)	128,921	5,614,510
Family Dollar Stores Inc.	198,985	6,829,165
GameStop Corp. Class A(a)	207,500	8,113,250
Home Depot Inc.	1,507,608	59,324,375
Kohl’s Corp.(a)	423,799	30,102,443
Limited Brands Inc.	464,016	12,737,239
Lowe’s Companies Inc.	1,987,207	60,987,383
McDonald’s Corp.	326,130	16,554,359
MSC Industrial Direct Co. Inc. Class A	60,891	3,349,005
Nordstrom Inc.	340,043	17,382,998
Office Depot Inc.(a)	362,549	10,985,235
OfficeMax Inc.	45,724	1,796,953
O’Reilly Automotive Inc.(a)	150,894	5,515,176
Panera Bread Co. Class A(a)	37,540	1,729,092
Penney (J.C.) Co. Inc.	297,976	21,567,503

PetSmart Inc.	179,781	5,833,893
RadioShack Corp.	125,822	4,169,741
Ross Stores Inc.	183,696	5,657,837
Saks Inc.	160,152	3,419,245
Staples Inc.	943,879	22,398,249
Starbucks Corp.(a)	977,612	25,652,539
Target Corp.	1,128,831	71,793,652
Tiffany & Co.	179,735	9,536,739
Tim Hortons Inc.	249,567	7,674,185
TJX Companies Inc.	600,001	16,500,028
Tractor Supply Co.(a)	45,655	2,376,343
Urban Outfitters Inc.(a)	149,723	3,597,844
Walgreen Co.	1,316,382	57,315,272
Wal-Mart Stores Inc.	2,335,761	112,373,462
Wendy’s International Inc.	115,364	4,239,627
Williams-Sonoma Inc.	120,307	3,799,295
Yum! Brands Inc.	692,558	22,660,498

		827,181,241
SAVINGS & LOANS—0.08%
Capitol Federal Financial	20,085	741,538
Hudson City Bancorp Inc.	286,485	3,500,847
People’s United Financial Inc.	198,738	3,523,625
TFS Financial Corp.(a)	24,792	286,100

		8,052,110
SEMICONDUCTORS—4.99%
Advanced Micro Devices Inc.(a)	297,408	4,252,934
Altera Corp.	468,318	10,363,877
Analog Devices Inc.	431,655	16,247,494
Applied Materials Inc.	1,823,834	36,239,582
Broadcom Corp. Class A(a)	618,274	18,084,515
Cree Inc.(a)(b)	27,740	717,079
Cypress Semiconductor Corp.(a)(b)	199,897	4,655,601
Fairchild Semiconductor International Inc. Class A(a)	67,401	1,302,187
Integrated Device Technology Inc.(a)	87,876	1,341,867
Intel Corp.	7,668,007	182,191,846
International Rectifier Corp.(a)	21,667	807,312
Intersil Corp. Class A	97,741	3,074,932
KLA-Tencor Corp.	252,869	13,895,152
Lam Research Corp.(a)	178,102	9,154,443
Linear Technology Corp.	334,915	12,117,225
LSI Corp.(a)	601,057	4,513,938
Marvell Technology Group Ltd.(a)	622,962	11,344,138
Maxim Integrated Products Inc.	423,191	14,138,811
MEMC Electronic Materials Inc.(a)	296,117	18,098,671
Microchip Technology Inc.	288,029	10,668,594
Micron Technology Inc.(a)	326,011	4,084,918
National Semiconductor Corp.	413,610	11,692,755
Novellus Systems Inc.(a)	108,762	3,085,578
NVIDIA Corp.(a)	478,930	19,784,598
QLogic Corp.(a)	181,679	3,024,955
Rambus Inc.(a)	106,791	1,920,102
Silicon Laboratories Inc.(a)	72,410	2,506,110
Teradyne Inc.(a)	126,676	2,226,964
Texas Instruments Inc.	1,892,168	71,202,282
Varian Semiconductor Equipment Associates Inc.(a)	118,993	4,766,860
Xilinx Inc.	392,917	10,518,388

		508,023,708

SOFTWARE—6.88%
Activision Inc.(a)	373,234	6,968,279
Acxiom Corp.	83,818	2,216,986
Adobe Systems Inc.(a)	776,007	31,156,681
Autodesk Inc.(a)	304,492	14,335,483
Automatic Data Processing Inc.	730,130	35,389,401
BEA Systems Inc.(a)	516,396	7,069,461
BMC Software Inc.(a)	264,331	8,009,229
Broadridge Financial Solutions Inc.	184,064	3,519,304
CA Inc.	339,295	8,763,990
Cerner Corp.(a)(b)	86,946	4,822,895
Citrix Systems Inc.(a)	238,007	8,013,696
Compuware Corp.(a)	322,922	3,829,855
Dun & Bradstreet Corp. (The)	78,298	8,063,128
Electronic Arts Inc.(a)	411,043	19,450,555
Fair Isaac Corp.	7,507	301,181
Fidelity National Information Services Inc.	214,142	11,623,628
First Data Corp.	157,597	5,148,694
Fiserv Inc.(a)	221,936	12,605,965
Global Payments Inc.	106,713	4,231,170
IMS Health Inc.	230,929	7,419,749
Intuit Inc.(a)	444,375	13,366,800
MasterCard Inc. Class A	105,177	17,445,709
Microsoft Corp.	10,833,348	319,258,764
MoneyGram International Inc.	110,324	3,083,556
NAVTEQ Corp.(a)(b)	129,163	5,468,761
Novell Inc.(a)	57,305	446,406
Oracle Corp.(a)	5,088,615	100,296,602
Paychex Inc.	447,574	17,509,095
Red Hat Inc.(a)	254,346	5,666,829
Salesforce.com Inc.(a)(b)	125,531	5,380,259
SEI Investments Co.	167,971	4,877,878
Total System Services Inc.	49,327	1,455,640
VeriFone Holdings Inc.(a)	82,163	2,896,246

		700,091,875
TELECOMMUNICATIONS—4.98%
Amdocs Ltd.(a)	260,762	10,383,543
American Tower Corp. Class A(a)	551,438	23,160,396
Avaya Inc.(a)	154,051	2,594,219
Ciena Corp.(a)	112,837	4,076,801
Cisco Systems Inc.(a)	8,012,826	223,157,204
Citizens Communications Co.	79,681	1,216,729
CommScope Inc.(a)	80,958	4,723,899
Corning Inc.(a)	2,075,705	53,034,263
Crown Castle International Corp.(a)(b)	249,999	9,067,464
Harris Corp.	177,074	9,659,387
JDS Uniphase Corp.(a)(b)	149,162	2,003,246
Juniper Networks Inc.(a)	535,816	13,486,489
Leap Wireless International Inc.(a)	67,427	5,697,582
Level 3 Communications Inc.(a)	2,018,494	11,808,190
MetroPCS Communications Inc.(a)	76,080	2,513,683
NeuStar Inc. Class A(a)	100,279	2,905,083
NII Holdings Inc. Class B(a)	215,895	17,431,362
QUALCOMM Inc.	2,199,768	95,447,934
SBA Communications Corp.(a)	135,915	4,565,385
TeleCorp PCS Inc. Escrow(c)	2,261	0
Telephone and Data Systems Inc.	60,765	3,802,066
United States Cellular Corp.(a)	7,479	677,597
Windstream Corp.	348,302	5,140,938

		506,553,460
TEXTILES—0.05%
Cintas Corp.	136,486	5,381,643

		5,381,643

TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	71,013	2,230,518
Mattel Inc.	232,987	5,892,241

		8,122,759
TRANSPORTATION—2.24%
Burlington Northern Santa Fe Corp.	443,195	37,733,622
C.H. Robinson Worldwide Inc.	223,287	11,727,033
Con-way Inc.	47,076	2,365,098
CSX Corp.	98,836	4,455,527
Expeditors International Washington Inc.	281,211	11,614,014
FedEx Corp.	340,819	37,820,684
Frontline Ltd.	64,107	2,939,306
Hunt (J.B.) Transport Services Inc.	128,799	3,776,387
Kansas City Southern Industries Inc.(a)	61,031	2,291,104
Kirby Corp.(a)	70,474	2,705,497
Landstar System Inc.	73,460	3,544,445
Norfolk Southern Corp.	263,603	13,857,610
Union Pacific Corp.	218,336	25,141,390
United Parcel Service Inc. Class B	886,138	64,688,074
UTi Worldwide Inc.	130,829	3,504,909

		228,164,700
TRUCKING & LEASING—0.03%
Aircastle Ltd.	32,729	1,302,941
GATX Corp.	26,342	1,297,344

		2,600,285
WATER—0.00%
Aqua America Inc.(b)	11,921	268,103

		268,103

TOTAL COMMON STOCKS
(Cost: $8,992,344,768)		10,167,039,341

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.12%

MONEY MARKET FUNDS—1.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	12,964,169	12,964,169
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	100,723,158	100,723,158

		113,687,327

TOTAL SHORT-TERM INVESTMENTS
(Cost: $113,687,327)		113,687,327

TOTAL INVESTMENTS IN SECURITIES—101.00%
(Cost: $9,106,032,095)		10,280,726,668
Other Assets, Less Liabilities—(1.00)%		(101,950,031)

NET ASSETS—100.00%		$10,178,776,637

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.12%
Donnelley (R.H.) Corp.(a)(b)	96,185	$7,288,899
Getty Images Inc.(a)	34,842	1,665,796
Harte-Hanks Inc.	20,578	528,443
Interpublic Group of Companies Inc. (The)(a)	242,319	2,762,437

		12,245,575
AEROSPACE & DEFENSE—1.33%
Alliant Techsystems Inc.(a)(b)	6,193	614,036
DRS Technologies Inc.	52,326	2,996,710
General Dynamics Corp.	472,189	36,934,624
L-3 Communications Holdings Inc.	112,574	10,963,582
Northrop Grumman Corp.	438,066	34,112,199
Raytheon Co.	291,023	15,683,229
Spirit AeroSystems Holdings Inc. Class A(a)	17,518	631,524
United Technologies Corp.	525,387	37,265,700

		139,201,604
AGRICULTURE—1.47%
Altria Group Inc.	1,222,329	85,734,156
Archer-Daniels-Midland Co.	884,248	29,259,766
Bunge Ltd.	163,547	13,819,721
Loews Corp. - Carolina Group	59,730	4,615,337
Reynolds American Inc.	232,185	15,138,462
UST Inc.	97,206	5,220,934

		153,788,376
AIRLINES—0.20%
Northwest Airlines Corp.(a)	119,670	2,656,674
Southwest Airlines Co.	835,655	12,459,616
UAL Corp.(a)(b)	63,954	2,595,893
US Airways Group Inc.(a)	109,850	3,325,159

		21,037,342
APPAREL—0.19%
Jones Apparel Group Inc.	147,413	4,164,417
Liz Claiborne Inc.	131,918	4,920,541
VF Corp.	120,998	11,080,997

		20,165,955
AUTO MANUFACTURERS—0.46%
Ford Motor Co.(b)	2,452,783	23,105,216
General Motors Corp.	652,980	24,682,644

		47,787,860
AUTO PARTS & EQUIPMENT—0.16%
Autoliv Inc.	43,829	2,492,555
BorgWarner Inc.	62,161	5,348,332
Johnson Controls Inc.	55,328	6,405,323
TRW Automotive Holdings Corp.(a)	57,787	2,128,295

		16,374,505

BANKS—10.40%
Associated Banc-Corp	172,764	5,649,383
BancorpSouth Inc.	110,944	2,713,690
Bank of America Corp.	6,011,819	293,917,831
Bank of Hawaii Corp.	44,648	2,305,623
Bank of New York Co. Inc. (The)	1,032,512	42,787,297
BB&T Corp.	746,429	30,364,732
BOK Financial Corp.	30,208	1,613,711
City National Corp.	55,382	4,214,016
Colonial BancGroup Inc. (The)	215,288	5,375,741
Comerica Inc.	211,258	12,563,513
Commerce Bancorp Inc.	184,847	6,837,491
Commerce Bancshares Inc.	94,240	4,269,072
Compass Bancshares Inc.	178,427	12,307,894
Cullen/Frost Bankers Inc.	81,183	4,340,855
East West Bancorp Inc.	82,550	3,209,544
Fifth Third Bancorp	745,186	29,636,047
First Citizens BancShares Inc. Class A	8,116	1,577,750
First Horizon National Corp.	170,351	6,643,689
Fulton Financial Corp.	233,932	3,373,299
Huntington Bancshares Inc.	319,582	7,267,295
KeyCorp	531,441	18,244,370
M&T Bank Corp.	92,965	9,937,958
Marshall & Ilsley Corp.	351,011	16,718,654
Mellon Financial Corp.	32,372	1,424,368
National City Corp.	693,403	23,104,188
Northern Trust Corp.	45,362	2,914,055
PNC Financial Services Group Inc. (The)	467,259	33,446,399
Popular Inc.	378,449	6,081,675
Regions Financial Corp.	954,661	31,599,279
Sky Financial Group Inc.	159,634	4,447,403
State Street Corp.	102,984	7,044,106
SunTrust Banks Inc.	483,117	41,422,452
Synovus Financial Corp.	234,015	7,184,260
TCF Financial Corp.	175,123	4,868,419
U.S. Bancorp	2,355,438	77,611,682
UnionBanCal Corp.	64,667	3,860,620
Valley National Bancorp	162,708	3,659,303
Wachovia Corp.	2,592,007	132,840,359
Webster Financial Corp.	76,335	3,257,214
Wells Fargo & Co.	4,548,204	159,960,335
Whitney Holding Corp.	91,133	2,743,103
Wilmington Trust Corp.	92,901	3,856,321
Zions Bancorporation	146,442	11,262,854

		1,088,457,850
BEVERAGES—1.03%
Anheuser-Busch Companies Inc.	380,838	19,864,510
Brown-Forman Corp. Class B	31,354	2,291,350
Coca-Cola Co. (The)	1,063,915	55,653,394
Coca-Cola Enterprises Inc.	422,189	10,132,536
Constellation Brands Inc. Class A(a)	259,684	6,305,128
Molson Coors Brewing Co. Class B	74,204	6,860,902
Pepsi Bottling Group Inc.	142,778	4,808,763
PepsiAmericas Inc.	80,348	1,973,347

		107,889,930
BIOTECHNOLOGY—0.51%
Amgen Inc.(a)	447,723	24,754,605
Biogen Idec Inc.(a)	374,993	20,062,125

Charles River Laboratories International Inc.(a)	59,894	3,091,728
Invitrogen Corp.(a)	39,454	2,909,732
Millennium Pharmaceuticals Inc.(a)	195,857	2,070,208

		52,888,398
BUILDING MATERIALS—0.27%
Armstrong World Industries Inc.(a)	26,452	1,326,568
Lennox International Inc.	68,032	2,328,735
Masco Corp.	481,992	13,722,312
Owens Corning(a)	149,363	5,023,078
USG Corp.(a)(b)	108,554	5,323,488

		27,724,181
CHEMICALS—1.99%
Air Products and Chemicals Inc.	155,232	12,475,996
Airgas Inc.	6,701	320,978
Ashland Inc.	75,928	4,855,596
Cabot Corp.	24,572	1,171,593
Celanese Corp. Class A	64,794	2,512,711
Chemtura Corp.	305,323	3,392,139
Cytec Industries Inc.	56,863	3,626,154
Dow Chemical Co. (The)	1,291,349	57,103,453
Du Pont (E.I.) de Nemours and Co.	1,052,339	53,500,915
Eastman Chemical Co.	113,968	7,331,561
FMC Corp.	51,768	4,627,542
Huntsman Corp.	121,897	2,963,316
International Flavors & Fragrances Inc.	30,951	1,613,785
Lubrizol Corp.	69,087	4,459,566
Lyondell Chemical Co.	313,468	11,635,932
Mosaic Co. (The)(a)	119,576	4,665,856
PPG Industries Inc.	222,404	16,927,168
Rohm & Haas Co.	94,745	5,180,657
RPM International Inc.	22,956	530,513
Sigma-Aldrich Corp.	124,123	5,296,328
Valspar Corp. (The)	122,217	3,472,185
Westlake Chemical Corp.	26,079	733,341

		208,397,285
COMMERCIAL SERVICES—0.37%
Avis Budget Group Inc.(a)	89,351	2,540,249
Convergys Corp.(a)	185,371	4,493,393
Donnelley (R.R.) & Sons Co.	298,168	12,973,289
Hertz Global Holdings Inc.(a)	150,890	4,009,147
Hewitt Associates Inc. Class A(a)	48,523	1,552,736
Laureate Education Inc.(a)	4,198	258,849
McKesson Corp.	31,569	1,882,775
Service Corp. International	398,155	5,088,421
ServiceMaster Co. (The)	78,071	1,206,978
United Rentals Inc.(a)	110,392	3,592,156
Western Union Co.	59,922	1,248,175

		38,846,168
COMPUTERS—1.27%
Affiliated Computer Services Inc. Class A(a)	72,927	4,136,419
Cadence Design Systems Inc.(a)	272,996	5,994,992
Ceridian Corp.(a)	19,140	669,900
Computer Sciences Corp.(a)	234,655	13,879,843
Electronic Data Systems Corp.	289,528	8,028,611
International Business Machines Corp.	410,343	43,188,601
Lexmark International Inc. Class A(a)(b)	58,247	2,872,160
NCR Corp.(a)	213,246	11,203,945
SanDisk Corp.(a)	125,518	6,142,851
Seagate Technology	457,378	9,957,119

Sun Microsystems Inc.(a)	3,603,258	18,953,137
Unisys Corp.(a)	470,559	4,300,909
Western Digital Corp.(a)	210,722	4,077,471

		133,405,958
COSMETICS & PERSONAL CARE—1.58%
Alberto-Culver Co.	94,936	2,251,882
Avon Products Inc.	46,651	1,714,424
Colgate-Palmolive Co.	54,214	3,515,778
Procter & Gamble Co.	2,576,560	157,659,706

		165,141,790
DISTRIBUTION & WHOLESALE—0.19%
Genuine Parts Co.	230,810	11,448,176
Grainger (W.W.) Inc.	15,649	1,456,139
Ingram Micro Inc. Class A(a)	196,288	4,261,412
Tech Data Corp.(a)	74,177	2,852,847

		20,018,574
DIVERSIFIED FINANCIAL SERVICES—11.17%
AmeriCredit Corp.(a)	148,646	3,946,551
Ameriprise Financial Inc.	318,689	20,259,060
Bear Stearns Companies Inc. (The)	161,255	22,575,700
BlackRock Inc.	37,192	5,823,895
Capital One Financial Corp.	563,001	44,161,799
CIT Group Inc.	259,810	14,245,382
Citigroup Inc.	6,700,908	343,689,571
Countrywide Financial Corp.	803,864	29,220,456
E*TRADE Financial Corp.(a)	360,842	7,971,000
Edwards (A.G.) Inc.	13,700	1,158,335
Federal Home Loan Mortgage Corp.	544,791	33,068,814
Federal National Mortgage Association	1,318,180	86,116,699
Goldman Sachs Group Inc. (The)	310,985	67,405,999
IndyMac Bancorp Inc.(b)	100,080	2,919,334
Janus Capital Group Inc.	56,698	1,578,472
Jefferies Group Inc.	169,754	4,579,963
JPMorgan Chase & Co.	4,627,788	224,216,329
Legg Mason Inc.	104,980	10,327,932
Lehman Brothers Holdings Inc.	721,535	53,768,788
Merrill Lynch & Co. Inc.	882,089	73,724,999
Morgan Stanley	1,346,372	112,933,683
Nasdaq Stock Market Inc. (The)(a)	30,630	910,017
Raymond James Financial Inc.	127,257	3,932,241
Student Loan Corp. (The)	5,367	1,094,331

		1,169,629,350
ELECTRIC—5.13%
Alliant Energy Corp.	154,087	5,986,280
Ameren Corp.	280,451	13,744,904
American Electric Power Co. Inc.	540,207	24,330,923
CMS Energy Corp.	304,055	5,229,746
Consolidated Edison Inc.	366,469	16,535,081
Constellation Energy Group Inc.	54,647	4,763,579
Dominion Resources Inc.	474,573	40,960,396
DPL Inc.	71,362	2,022,399
DTE Energy Co.	238,514	11,501,145
Duke Energy Corp.	1,706,182	31,223,131
Dynegy Inc. Class A(a)	383,054	3,616,030
Edison International	441,374	24,769,909
Energy East Corp.	214,085	5,585,478
Entergy Corp.	267,234	28,687,570
Exelon Corp.	499,358	36,253,391
FirstEnergy Corp.	412,958	26,730,771

FPL Group Inc.	550,569	31,239,285
Great Plains Energy Inc.	116,110	3,381,123
Hawaiian Electric Industries Inc.(b)	110,533	2,618,527
Integrys Energy Group Inc.	102,472	5,198,405
MDU Resources Group Inc.	246,328	6,907,037
Mirant Corp.(a)	109,191	4,656,996
Northeast Utilities	209,373	5,937,818
NRG Energy Inc.(a)	64,258	2,671,205
NSTAR	144,664	4,694,347
OGE Energy Corp.	124,109	4,548,595
Pepco Holdings Inc.	261,567	7,376,189
PG&E Corp.	476,173	21,570,637
Pinnacle West Capital Corp.	135,751	5,409,677
PPL Corp.	132,802	6,213,806
Progress Energy Inc.	349,323	15,925,636
Public Service Enterprise Group Inc.	343,586	30,159,979
Puget Energy Inc.	158,016	3,820,827
Reliant Energy Inc.(a)	462,793	12,472,271
SCANA Corp.	158,045	6,051,543
Sierra Pacific Resources Corp.(a)	255,708	4,490,232
Southern Co. (The)	1,018,471	34,923,371
TECO Energy Inc.	283,916	4,877,677
TXU Corp.	166,076	11,176,915
Wisconsin Energy Corp.	158,431	7,007,403
Xcel Energy Inc.	553,954	11,339,438

		536,609,672
ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
Emerson Electric Co.	182,069	8,520,829
Energizer Holdings Inc.(a)	21,663	2,157,635
Hubbell Inc. Class B	53,594	2,905,867
Molex Inc.	79,788	2,394,438

		15,978,769
ELECTRONICS—0.43%
Applera Corp. - Applied Biosystems Group	205,953	6,289,805
Arrow Electronics Inc.(a)	75,337	2,895,201
Avnet Inc.(a)	83,381	3,305,223
AVX Corp.	55,198	924,015
Jabil Circuit Inc.	92,767	2,047,368
PerkinElmer Inc.	121,061	3,154,850
Sanmina-SCI Corp.(a)	561,093	1,756,221
Solectron Corp.(a)	828,434	3,048,637
Tektronix Inc.	86,009	2,901,944
Thermo Fisher Scientific Inc.(a)	287,508	14,869,914
Vishay Intertechnology Inc.(a)	207,493	3,282,539

		44,475,717
ENGINEERING & CONSTRUCTION—0.09%
KBR Inc.(a)	228,649	5,997,463
Shaw Group Inc. (The)(a)	9,321	431,469
URS Corp.(a)	54,501	2,646,024

		9,074,956
ENTERTAINMENT—0.04%
DreamWorks Animation SKG Inc. Class A(a)	18,647	537,779
International Speedway Corp. Class A	47,265	2,491,338
Regal Entertainment Group Class A	20,177	442,482
Warner Music Group Corp.	21,893	316,354

		3,787,953
ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc.(a)	328,260	4,418,380

Republic Services Inc.	23,982	734,808
Waste Management Inc.	307,720	12,016,466

		17,169,654
FOOD—2.24%
Campbell Soup Co.	135,030	5,240,514
ConAgra Foods Inc.	674,759	18,124,027
Corn Products International Inc.	100,741	4,578,678
Dean Foods Co.	164,484	5,242,105
Del Monte Foods Co.	272,756	3,316,713
General Mills Inc.	431,678	25,218,629
Heinz (H.J.) Co.	197,592	9,379,692
Hershey Co. (The)	66,905	3,386,731
Hormel Foods Corp.	99,902	3,731,340
Kellogg Co.	104,568	5,415,577
Kraft Foods Inc.	2,173,080	76,601,070
Kroger Co.	350,214	9,851,520
McCormick & Co. Inc. NVS	59,909	2,287,326
Safeway Inc.	598,233	20,357,869
Sara Lee Corp.	474,678	8,259,397
Smithfield Foods Inc.(a)	147,713	4,548,083
Smucker (J.M.) Co. (The)	76,654	4,879,794
SUPERVALU Inc.	284,621	13,183,645
Tyson Foods Inc. Class A	357,901	8,246,039
Wrigley (William Jr.) Co.	38,724	2,141,824

		233,990,573
FOREST PRODUCTS & PAPER—0.84%
Domtar Corp.(a)	301,898	3,369,182
International Paper Co.	590,061	23,041,882
Louisiana-Pacific Corp.(b)	140,661	2,661,306
MeadWestvaco Corp.	249,862	8,825,126
Plum Creek Timber Co. Inc.	220,776	9,197,528
Rayonier Inc.	98,406	4,442,047
Smurfit-Stone Container Corp.(a)	345,197	4,594,572
Temple-Inland Inc.	143,350	8,820,325
Weyerhaeuser Co.	292,492	23,086,394

		88,038,362
GAS—0.61%
AGL Resources Inc.	105,247	4,260,399
Atmos Energy Corp.	120,053	3,608,793
Energen Corp.	97,175	5,338,794
KeySpan Corp.	238,105	9,995,648
NiSource Inc.	371,275	7,689,105
Sempra Energy	357,382	21,167,736
Southern Union Co.	145,490	4,741,519
UGI Corp.	143,667	3,919,236
Vectren Corp.	103,225	2,779,849

		63,501,079
HAND & MACHINE TOOLS—0.15%
Black & Decker Corp.	43,080	3,804,395
Kennametal Inc.	22,313	1,830,335
Lincoln Electric Holdings Inc.	18,442	1,369,134
Snap-On Inc.	78,369	3,958,418
Stanley Works (The)	76,644	4,652,291

		15,614,573
HEALTH CARE - PRODUCTS—1.82%
Bausch & Lomb Inc.	57,597	3,999,536
Beckman Coulter Inc.	15,771	1,020,068
Boston Scientific Corp.(a)	1,804,331	27,678,438

Cooper Companies Inc.	36,368	1,939,142
Hillenbrand Industries Inc.	69,188	4,497,220
Johnson & Johnson	2,452,468	151,121,078
Kinetic Concepts Inc.(a)	13,295	690,941

		190,946,423
HEALTH CARE - SERVICES—0.65%
Aetna Inc.	132,555	6,548,217
Brookdale Senior Living Inc.	38,822	1,769,119
Community Health Systems Inc.(a)	118,533	4,794,660
Coventry Health Care Inc.(a)	13,783	794,590
Health Management Associates Inc. Class A	327,580	3,721,309
LifePoint Hospitals Inc.(a)	78,514	3,036,922
Quest Diagnostics Inc.	15,606	806,050
Tenet Healthcare Corp.(a)	145,574	947,687
Triad Hospitals Inc.(a)	114,676	6,164,982
Universal Health Services Inc. Class B	44,716	2,750,034
WellPoint Inc.(a)	456,393	36,433,853

		67,767,423
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.	222,106	7,829,236

		7,829,236
HOME BUILDERS—0.39%
Centex Corp.	154,440	6,193,044
Horton (D.R.) Inc.	425,517	8,480,554
KB Home	104,264	4,104,874
Lennar Corp. Class A	183,851	6,721,593
M.D.C. Holdings Inc.	47,496	2,296,907
NVR Inc.(a)	3,532	2,400,877
Pulte Homes Inc.	184,445	4,140,790
Ryland Group Inc.	57,187	2,137,078
Thor Industries Inc.	4,034	182,095
Toll Brothers Inc.(a)	170,590	4,261,338

		40,919,150
HOME FURNISHINGS—0.03%
Whirlpool Corp.	30,444	3,385,373

		3,385,373
HOUSEHOLD PRODUCTS & WARES—0.44%
Avery Dennison Corp.	21,135	1,405,055
Church & Dwight Co. Inc.	5,221	253,010
Clorox Co. (The)	16,498	1,024,526
Fortune Brands Inc.	206,939	17,045,565
Jarden Corp.(a)	37,954	1,632,402
Kimberly-Clark Corp.	342,946	22,939,658
Scotts Miracle-Gro Co. (The) Class A	48,261	2,072,327

		46,372,543
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	182,488	5,370,622

		5,370,622
INSURANCE—8.48%
ACE Ltd.	420,672	26,300,413
AFLAC Inc.	55,478	2,851,569
Alleghany Corp.(a)	6,695	2,721,517
Allied World Assurance Holdings Ltd.	81,714	4,187,842
Allstate Corp. (The)	822,852	50,613,627
Ambac Financial Group Inc.	138,082	12,039,370
American Financial Group Inc.	111,297	3,800,793

American International Group Inc.	2,823,887	197,756,807
American National Insurance Co.	21,311	3,252,059
Aon Corp.	397,753	16,948,255
Arch Capital Group Ltd.(a)	68,865	4,995,467
Assurant Inc.	163,934	9,658,991
Axis Capital Holdings Ltd.	208,280	8,466,582
Berkley (W.R.) Corp.	168,780	5,492,101
Chubb Corp.	543,882	29,445,771
Cincinnati Financial Corp.	232,576	10,093,798
CNA Financial Corp.	36,925	1,760,953
Conseco Inc.(a)	255,495	5,337,291
Endurance Specialty Holdings Ltd.	79,278	3,174,291
Erie Indemnity Co. Class A	52,491	2,836,614
Everest Re Group Ltd.	85,589	9,298,389
Fidelity National Financial Inc.	300,266	7,116,304
First American Corp.	130,895	6,479,302
Gallagher (Arthur J.) & Co.	107,626	3,000,613
Genworth Financial Inc. Class A	589,120	20,265,728
Hanover Insurance Group Inc. (The)	66,426	3,240,925
Hartford Financial Services Group Inc. (The)	428,982	42,259,017
HCC Insurance Holdings Inc.	85,898	2,869,852
Lincoln National Corp.	366,814	26,025,453
Loews Corp.	590,007	30,078,557
Markel Corp.(a)	13,485	6,534,292
Marsh & McLennan Companies Inc.	752,422	23,234,791
MBIA Inc.	177,194	11,025,011
Mercury General Corp.	36,175	1,993,604
MetLife Inc.	638,957	41,199,947
MGIC Investment Corp.(b)	112,530	6,398,456
Nationwide Financial Services Inc.	71,611	4,527,247
Old Republic International Corp.	313,473	6,664,436
OneBeacon Insurance Group Ltd.	38,521	975,737
PartnerRe Ltd.	59,827	4,636,592
Philadelphia Consolidated Holding Corp.(a)	18,218	761,512
PMI Group Inc. (The)	117,708	5,258,016
Principal Financial Group Inc.	342,458	19,961,877
Progressive Corp. (The)	997,354	23,866,681
Protective Life Corp.	94,773	4,531,097
Prudential Financial Inc.	476,208	46,301,704
Radian Group Inc.	108,705	5,870,070
Reinsurance Group of America Inc.	39,938	2,405,865
RenaissanceRe Holdings Ltd.	97,893	6,068,387
SAFECO Corp.	143,844	8,955,727
StanCorp Financial Group Inc.	72,239	3,791,103
Torchmark Corp.	129,376	8,668,192
Transatlantic Holdings Inc.	23,470	1,669,421
Travelers Companies Inc. (The)	899,515	48,124,052
Unitrin Inc.	62,070	3,052,603
Unum Group	464,393	12,125,301
Wesco Financial Corp.	1,891	728,035
White Mountains Insurance Group Ltd.	12,343	7,480,105
XL Capital Ltd. Class A	222,429	18,748,540

		887,926,652
INTERNET—0.44%
CheckFree Corp.(a)	23,200	932,640
Expedia Inc.(a)(b)	273,901	8,022,560
IAC/InterActiveCorp(a)	220,759	7,640,469

Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	353,990	7,904,597
Symantec Corp.(a)	1,044,837	21,105,707

		45,605,973

INVESTMENT COMPANIES—0.15%
Allied Capital Corp.(b)	206,291	6,386,769
American Capital Strategies Ltd.	218,855	9,305,715

		15,692,484
IRON & STEEL—0.44%
Carpenter Technology Corp.	15,732	2,050,037
Nucor Corp.	316,756	18,577,739
Reliance Steel & Aluminum Co.	80,304	4,517,903
Steel Dynamics Inc.	84,954	3,560,422
United States Steel Corp.	160,280	17,430,450

		46,136,551
LEISURE TIME—0.27%
Brunswick Corp.(b)	122,239	3,988,659
Carnival Corp.	346,793	16,913,095
Royal Caribbean Cruises Ltd.	180,461	7,756,214

		28,657,968
LODGING—0.19%
Harrah’s Entertainment Inc.	107,734	9,185,401
Orient-Express Hotels Ltd.	3,104	165,754
Station Casinos Inc.	24,817	2,154,116
Wyndham Worldwide Corp.(a)	228,691	8,292,336

		19,797,607
MACHINERY—0.39%
AGCO Corp.(a)(b)	43,060	1,869,235
Deere & Co.	290,109	35,027,761
Flowserve Corp.	7,889	564,852
Gardner Denver Inc.(a)	71,340	3,035,517

		40,497,365
MANUFACTURING—6.83%
Carlisle Companies Inc.	61,066	2,840,180
Cooper Industries Ltd.	168,123	9,598,142
Crane Co.	68,723	3,123,460
Dover Corp.	187,752	9,603,515
Eastman Kodak Co.	389,733	10,846,269
Eaton Corp.	175,045	16,279,185
General Electric Co.	12,390,258	474,299,076
Honeywell International Inc.	152,104	8,560,413
Illinois Tool Works Inc.	170,682	9,249,258
Ingersoll-Rand Co. Class A	383,279	21,011,355
ITT Industries Inc.	215,407	14,707,990
Leggett & Platt Inc.	239,974	5,291,427
Pall Corp.	14,573	670,212
Parker Hannifin Corp.	156,911	15,363,156
Pentair Inc.	135,184	5,214,047
SPX Corp.	77,112	6,771,205
Teleflex Inc.	53,059	4,339,165
3M Co.	62,442	5,419,341
Trinity Industries Inc.	13,719	597,325
Tyco International Ltd.	2,685,621	90,747,134

		714,531,855
MEDIA—3.34%
Cablevision Systems Corp.(a)	200,146	7,243,284
CBS Corp. Class B	870,317	28,998,962
Central European Media Enterprises Ltd.(a)	4,239	413,642
Clear Channel Communications Inc.	528,534	19,989,156
Comcast Corp. Class A(a)	1,548,331	43,539,068
Discovery Holding Co. Class A(a)	169,796	3,903,610

Gannett Co. Inc.	317,905	17,468,880
Hearst-Argyle Television Inc.	33,634	810,579
Idearc Inc.	198,920	7,027,844
Liberty Global Inc. Class A(a)	255,376	10,480,631
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	174,784	20,568,581
McClatchy Co. (The) Class A	61,615	1,559,476
New York Times Co. Class A(b)	144,745	3,676,523
News Corp. Class A	1,046,539	22,197,092
Scripps (E.W.) Co. Class A	121,983	5,573,403
Time Warner Cable Inc. Class A(a)	94,136	3,687,307
Time Warner Inc.	4,367,747	91,897,397
Tribune Co.	112,547	3,308,882
Walt Disney Co. (The)	1,506,004	51,414,977
Washington Post Co. (The) Class B	7,940	6,162,155

		349,921,449
METAL FABRICATE & HARDWARE—0.10%
Commercial Metals Co.	161,512	5,454,260
Timken Co. (The)	128,368	4,635,368

		10,089,628
MINING—0.65%
Alcoa Inc.	1,177,938	47,741,827
Freeport-McMoRan Copper & Gold Inc.	90,873	7,526,102
Newmont Mining Corp.	335,911	13,120,684

		68,388,613
OFFICE & BUSINESS EQUIPMENT—0.25%
Pitney Bowes Inc.	54,335	2,543,965
Xerox Corp.(a)	1,269,816	23,466,200

		26,010,165
OFFICE FURNISHINGS—0.00%
Steelcase Inc. Class A	23,341	431,808

		431,808
OIL & GAS—12.61%
Anadarko Petroleum Corp.	628,477	32,674,519
Apache Corp.	448,620	36,602,906
Chesapeake Energy Corp.	260,272	9,005,411
Chevron Corp.	2,911,558	245,269,646
Cimarex Energy Co.	112,731	4,442,729
ConocoPhillips	2,214,111	173,807,714
Continental Resources Inc.(a)	21,392	342,272
Devon Energy Corp.	602,813	47,194,230
ENSCO International Inc.	14,839	905,327
EOG Resources Inc.	331,353	24,208,650
Exxon Mobil Corp.	6,074,558	509,533,925
Forest Oil Corp.(a)	106,861	4,515,946
Frontier Oil Corp.	73,946	3,236,616
Helmerich & Payne Inc.	139,960	4,957,383
Hess Corp.	376,086	22,174,031
Marathon Oil Corp.	929,260	55,718,429
Murphy Oil Corp.	254,854	15,148,522
Nabors Industries Ltd.(a)	45,149	1,507,074
Newfield Exploration Co.(a)	176,090	8,020,900
Noble Energy Inc.	198,598	12,390,529
Occidental Petroleum Corp.	1,129,562	65,379,049
Patterson-UTI Energy Inc.	212,299	5,564,357
Pioneer Natural Resources Co.	167,229	8,145,725
Plains Exploration & Production Co.(a)	97,132	4,643,881
Pogo Producing Co.	79,121	4,018,556

Pride International Inc.(a)	58,515	2,191,972
Rowan Companies Inc.	43,047	1,764,066
St. Mary Land & Exploration Co.	84,836	3,106,694
Unit Corp.(a)	13,716	862,874
Valero Energy Corp.	156,924	11,590,407
W&T Offshore Inc.	14,098	394,603
Western Refining Inc.	17,848	1,031,614

		1,320,350,557
OIL & GAS SERVICES—0.06%
Helix Energy Solutions Group Inc.(a)	25,180	1,004,934
SEACOR Holdings Inc.(a)	32,847	3,066,596
Tidewater Inc.	26,255	1,860,954

		5,932,484
PACKAGING & CONTAINERS—0.16%
Bemis Co. Inc.	141,605	4,698,454
Owens-Illinois Inc.(a)	13,177	461,195
Sealed Air Corp.	188,652	5,851,985
Sonoco Products Co.	135,473	5,799,599

		16,811,233
PHARMACEUTICALS—3.61%
AmerisourceBergen Corp.	140,302	6,940,740
King Pharmaceuticals Inc.(a)	330,089	6,753,621
Lilly (Eli) & Co.	687,695	38,428,397
Merck & Co. Inc.	510,862	25,440,928
Omnicare Inc.	144,723	5,218,711
Pfizer Inc.	9,507,594	243,109,179
Watson Pharmaceuticals Inc.(a)	58,521	1,903,688
Wyeth	863,759	49,527,941

		377,323,205
PIPELINES—0.62%
El Paso Corp.	948,612	16,344,585
Equitable Resources Inc.	39,306	1,948,005
National Fuel Gas Co.	113,073	4,897,192
ONEOK Inc.	150,422	7,582,773
Questar Corp.	153,689	8,122,464
Spectra Energy Corp.	855,935	22,220,073
Williams Companies Inc. (The)	132,088	4,176,623

		65,291,715
REAL ESTATE INVESTMENT TRUSTS—2.50%
AMB Property Corp.	134,963	7,182,731
Annaly Capital Management Inc.	356,133	5,135,438
Apartment Investment & Management Co. Class A	124,509	6,277,744
Archstone-Smith Trust	301,983	17,850,215
AvalonBay Communities Inc.	107,896	12,826,676
Boston Properties Inc.	138,805	14,176,155
Brandywine Realty Trust	117,629	3,361,837
BRE Properties Inc. Class A	68,508	4,061,839
Camden Property Trust	76,976	5,155,083
CapitalSource Inc.	69,980	1,720,808
CBL & Associates Properties Inc.	88,671	3,196,590
Colonial Properties Trust	63,310	2,307,650
Developers Diversified Realty Corp.	169,268	8,922,116
Douglas Emmett Inc.	139,958	3,462,561
Duke Realty Corp.	50,096	1,786,924
Equity Residential	393,873	17,972,425
Essex Property Trust Inc.	17,848	2,075,722
Federal Realty Investment Trust	36,617	2,829,029

General Growth Properties Inc.	131,339	6,954,400
Health Care Property Investors Inc.	279,093	8,074,160
Health Care REIT Inc.	95,222	3,843,160
Hospitality Properties Trust	127,157	5,275,744
Host Hotels & Resorts Inc.	707,220	16,350,926
HRPT Properties Trust	285,968	2,974,067
iStar Financial Inc.	173,627	7,696,885
Kimco Realty Corp.	290,873	11,073,535
Liberty Property Trust(b)	124,570	5,472,360
Mack-Cali Realty Corp.	91,929	3,997,992
ProLogis	43,235	2,460,072
Public Storage	156,042	11,987,146
Regency Centers Corp.	94,121	6,635,531
Simon Property Group Inc.	133,810	12,449,682
SL Green Realty Corp.	80,488	9,971,658
Taubman Centers Inc.	32,607	1,617,633
Thornburg Mortgage Inc.(b)	163,559	4,281,975
Vornado Realty Trust	180,837	19,863,136

		261,281,605
RETAIL—2.75%
AnnTaylor Stores Corp.(a)	18,847	667,561
AutoNation Inc.(a)	213,074	4,781,381
Barnes & Noble Inc.	63,246	2,433,074
BJ’s Wholesale Club Inc.(a)	88,195	3,177,666
Circuit City Stores Inc.	131,912	1,989,233
Copart Inc.(a)	6,160	188,434
Costco Wholesale Corp.	188,781	11,047,464
CVS Caremark Corp.	982,340	35,806,293
Dillard’s Inc. Class A	83,235	2,990,634
Foot Locker Inc.	210,123	4,580,681
Gap Inc. (The)	812,313	15,515,178
Home Depot Inc.	1,120,608	44,095,925
Macy’s Inc.	622,075	24,746,144
McDonald’s Corp.	1,282,548	65,102,136
OfficeMax Inc.	55,486	2,180,600
RadioShack Corp.	54,951	1,821,076
Rite Aid Corp.(a)	628,863	4,012,146
Saks Inc.	26,863	573,525
Sears Holdings Corp.(a)(b)	109,313	18,528,554
United Auto Group Inc.	76,125	1,620,701
Wal-Mart Stores Inc.	868,862	41,800,951

		287,659,357
SAVINGS & LOANS—0.81%
Astoria Financial Corp.	117,164	2,933,787
Capitol Federal Financial	9,217	340,292
Hudson City Bancorp Inc.	443,986	5,425,509
New York Community Bancorp Inc.(b)	424,570	7,226,181
People’s United Financial Inc.	90,562	1,605,664
Sovereign Bancorp Inc.	580,840	12,278,958
TFS Financial Corp.(a)	117,848	1,359,966
Washington Federal Inc.	117,889	2,865,882
Washington Mutual Inc.	1,195,392	50,971,515

		85,007,754
SEMICONDUCTORS—0.37%
Advanced Micro Devices Inc.(a)	443,983	6,348,957
Atmel Corp.(a)	661,090	3,675,660
Cree Inc.(a)(b)	86,085	2,225,297
Fairchild Semiconductor International Inc. Class A(a)	99,046	1,913,569
Integrated Device Technology Inc.(a)	177,172	2,705,416

International Rectifier Corp.(a)	76,342	2,844,503
Intersil Corp. Class A	83,245	2,618,888
LSI Corp.(a)	423,468	3,180,245
Micron Technology Inc.(a)	690,604	8,653,268
Novellus Systems Inc.(a)(b)	60,006	1,702,370
QLogic Corp.(a)	21,960	365,634
Rambus Inc.(a)	30,007	539,526
Teradyne Inc.(a)	127,830	2,247,251

		39,020,584
SOFTWARE—0.42%
CA Inc.	209,184	5,403,223
Compuware Corp.(a)	77,497	919,114
Fair Isaac Corp.	69,711	2,796,805
Fidelity National Information Services Inc.	41,160	2,234,165
First Data Corp.	860,520	28,113,188
IMS Health Inc.	28,554	917,440
Novell Inc.(a)	409,772	3,192,124

		43,576,059
TELECOMMUNICATIONS—7.34%
ADC Telecommunications Inc.(a)	158,285	2,901,364
Alltel Corp.	465,718	31,459,251
AT&T Inc.	8,352,438	346,626,177
Avaya Inc.(a)	451,584	7,604,675
CenturyTel Inc.	148,371	7,277,598
Citizens Communications Co.	382,229	5,836,637
Clearwire Corp. Class A(a)	31,598	771,939
Crown Castle International Corp.(a)(b)	57,398	2,081,825
Embarq Corp.	204,647	12,968,480
JDS Uniphase Corp.(a)	126,758	1,702,360
Juniper Networks Inc.(a)	217,106	5,464,558
Motorola Inc.	3,135,599	55,500,102
Qwest Communications International Inc.(a)	2,179,427	21,140,442
Sprint Nextel Corp.	3,810,221	78,909,677
TeleCorp PCS Inc. Escrow(c)	4,031	0
Telephone and Data Systems Inc.	76,669	4,797,179
Tellabs Inc.(a)	593,044	6,381,153
United States Cellular Corp.(a)	15,422	1,397,233
Verizon Communications Inc.	3,933,168	161,928,527
Virgin Media Inc.	397,096	9,677,230
Windstream Corp.	289,294	4,269,979

		768,696,386
TEXTILES—0.09%
Cintas Corp.	44,182	1,742,096
Mohawk Industries Inc.(a)	74,589	7,517,825

		9,259,921
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	142,969	4,490,656
Mattel Inc.	294,136	7,438,699

		11,929,355
TRANSPORTATION—0.81%
Alexander & Baldwin Inc.	57,962	3,078,362
Burlington Northern Santa Fe Corp.	27,417	2,334,283
Con-way Inc.	13,609	683,716
CSX Corp.	490,946	22,131,846
FedEx Corp.	67,132	7,449,638
Kansas City Southern Industries Inc.(a)	41,767	1,567,933
Laidlaw International Inc.	107,285	3,706,697
Norfolk Southern Corp.	262,086	13,777,861

Overseas Shipholding Group Inc.	44,869	3,652,337
Ryder System Inc.	82,838	4,456,684
Teekay Corp.	54,880	3,178,101
Union Pacific Corp.	140,899	16,224,520
YRC Worldwide Inc.(a)(b)	77,685	2,858,808

		85,100,786
TRUCKING & LEASING—0.02%
GATX Corp.	42,343	2,085,393

		2,085,393
WATER—0.04%
Aqua America Inc.(b)	167,022	3,756,325

		3,756,325

TOTAL COMMON STOCKS
(Cost: $9,425,475,137)		10,450,603,616

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.94%

MONEY MARKET FUNDS—0.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	8,117,380	8,117,380
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	90,680,171	90,680,171

		98,797,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,797,551)		98,797,551

TOTAL INVESTMENTS IN SECURITIES—100.79%
(Cost: $9,524,272,688)		10,549,401,167
Other Assets, Less Liabilities—(0.79)%		(82,784,796)

NET ASSETS—100.00%		$10,466,616,371

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—100.00%

ADVERTISING—0.26%
Catalina Marketing Corp.	290,131	$9,139,126
Gaiam Inc.(a)	119,231	2,173,581
Greenfield Online Inc.(a)	161,334	2,566,824
inVentiv Health Inc.(a)	248,919	9,112,925
Marchex Inc. Class B	200,131	3,266,138
ValueVision Media Inc. Class A(a)	217,781	2,465,281

		28,723,875
AEROSPACE & DEFENSE—1.10%
AAR Corp.(a)	290,432	9,587,160
AeroVironment Inc.(a)	56,478	1,164,012
Argon ST Inc.(a)	99,496	2,309,302
Curtiss-Wright Corp.	344,216	16,043,908
EDO Corp.	145,234	4,773,842
Esterline Technologies Corp.(a)	199,000	9,613,690
GenCorp Inc.(a)	412,577	5,392,381
HEICO Corp.	198,999	8,373,878
Innovative Solutions and Support Inc.(a)	94,114	2,185,327
Kaman Corp.	180,155	5,619,034
Moog Inc. Class A(a)	293,119	12,929,479
MTC Technologies Inc.(a)	64,522	1,584,660
Orbital Sciences Corp.(a)	461,626	9,698,762
Sequa Corp. Class A(a)	53,778	6,023,136
Teledyne Technologies Inc.(a)	274,304	12,604,269
TransDigm Group Inc.(a)	65,645	2,655,997
Triumph Group Inc.	126,389	8,274,688
United Industrial Corp.(b)	67,232	4,032,575

		122,866,100
AGRICULTURE—0.35%
Alico Inc.	32,279	1,968,696
Alliance One International Inc.(a)	768,582	7,724,249
Andersons Inc. (The)(b)	114,493	5,189,968
Cadiz Inc.(a)	91,430	2,054,432
Maui Land & Pineapple Co. Inc.(a)	27,249	1,000,856
Tejon Ranch Co.(a)	83,358	3,684,424
Universal Corp.	213,515	13,007,334
Vector Group Ltd.	216,670	4,881,575

		39,511,534
AIRLINES—0.53%
AirTran Holdings Inc.(a)	725,197	7,919,151
Alaska Air Group Inc.(a)	330,769	9,215,224
Allegiant Travel Co.(a)	37,640	1,157,054
ExpressJet Holdings Inc.(a)	388,947	2,325,903
JetBlue Airways Corp.(a)	1,385,786	16,282,985

Midwest Air Group Inc.(a)	175,174	2,631,113
Pinnacle Airlines Corp.(a)	139,809	2,621,419
Republic Airways Holdings Inc.(a)	268,298	5,459,864
SkyWest Inc.	499,270	11,897,604

		59,510,317
APPAREL—1.37%
Carter’s Inc.(a)	456,251	11,835,151
Cherokee Inc.	51,078	1,866,390
Columbia Sportswear Co.	107,568	7,387,770
Deckers Outdoor Corp.(a)	99,499	10,039,449
G-III Apparel Group Ltd.(a)	99,496	1,571,042
Gymboree Corp.(a)	262,587	10,348,554
Heelys Inc.(a)	45,707	1,181,983
Iconix Brand Group Inc.(a)	400,703	8,903,621
Kellwood Co.(b)	209,773	5,898,817
K-Swiss Inc. Class A	190,434	5,394,995
Maidenform Brands Inc.(a)	163,968	3,256,404
NexCen Brands Inc.(a)	301,133	3,354,622
Oxford Industries Inc.	123,710	5,485,301
Perry Ellis International Inc.(a)	80,659	2,594,800
Quiksilver Inc.(a)	964,500	13,628,385
Skechers U.S.A. Inc. Class A(a)	171,324	5,002,661
Steven Madden Ltd.	150,384	4,926,580
Stride Rite Corp.	302,582	6,130,311
Timberland Co. Class A(a)	365,728	9,212,688
True Religion Apparel Inc.(a)	96,786	1,967,659
Volcom Inc.(a)	118,334	5,932,083
Warnaco Group Inc. (The)(a)	360,352	14,176,248
Weyco Group Inc.	47,706	1,284,723
Wolverine World Wide Inc.	421,284	11,673,780

		153,054,017
AUTO MANUFACTURERS—0.15%
A.S.V. Inc.(a)	142,492	2,462,262
Force Protection Inc.(a)	528,853	10,915,526
Wabash National Corp.	217,542	3,182,639

		16,560,427
AUTO PARTS & EQUIPMENT—1.16%
Accuride Corp.(a)	172,083	2,651,799
Aftermarket Technology Corp.(a)	179,091	5,315,421
American Axle & Manufacturing Holdings Inc.	352,293	10,434,919
Amerigon Inc. Class A(a)	155,947	2,805,487
ArvinMeritor Inc.	553,054	12,277,799
Commercial Vehicle Group Inc.(a)	188,235	3,506,818
Cooper Tire & Rubber Co.	477,758	13,195,676
Exide Technologies Inc.(a)	440,632	4,097,878
Hayes Lemmerz International Inc.(a)	685,814	3,669,105
Keystone Automotive Industries Inc.(a)	120,999	5,005,729
Lear Corp.(a)	564,001	20,084,076
Miller Industries Inc.(a)	77,988	1,957,499
Modine Manufacturing Co.	263,566	5,956,592
Noble International Ltd.	83,349	1,703,654
Spartan Motors Inc.	269,765	4,591,392
Standard Motor Products Inc.	104,840	1,575,745
Superior Industries International Inc.	169,400	3,686,144
Tenneco Inc.(a)	363,046	12,721,132
Titan International Inc.	193,635	6,120,802
Visteon Corp.(a)	1,023,576	8,290,966

		129,648,633

BANKS—6.19%
Alabama National BanCorporation	134,464	8,315,254
AMCORE Financial Inc.	169,248	4,906,500
AmericanWest Bancorporation	129,071	2,352,964
Ameris Bancorp	93,513	2,101,237
BancFirst Corp.	59,155	2,533,017
Banco Latinoamericano de Exportaciones SA	196,343	3,691,248
Bancorp Inc. (The)(a)	83,364	1,864,019
Bank Mutual Corp.	404,073	4,658,962
Bank of the Ozarks Inc.	91,426	2,548,043
Banner Corp.	99,495	3,388,800
Boston Private Financial Holdings Inc.	293,134	7,876,511
Capital City Bank Group Inc.	108,512	3,400,766
Capital Corp of the West	72,604	1,739,592
Capitol Bancorp Ltd.	100,305	2,741,336
Cascade Bancorp	166,712	3,857,716
Cass Information Systems Inc.	41,738	1,513,420
Cathay General Bancorp	398,000	13,348,920
Centennial Bank Holdings Inc.(a)	395,828	3,352,663
Center Financial Corp.	64,510	1,091,509
Central Pacific Financial Corp.	249,093	8,222,560
Chemical Financial Corp.	203,571	5,266,382
Chittenden Corp.	357,661	12,500,252
Citizens Republic Bancorp Inc.	588,015	10,760,674
City Bank	99,485	3,134,772
City Holding Co.	129,071	4,947,291
CoBiz Inc.	129,049	2,338,368
Columbia Banking System Inc.	138,569	4,053,143
Community Bancorp(a)	95,156	2,662,465
Community Bank System Inc.	248,327	4,971,507
Community Banks Inc.	183,288	5,905,539
Community Trust Bancorp Inc.	112,933	3,647,736
Corus Bankshares Inc.(b)	322,267	5,562,328
CVB Financial Corp.	488,226	5,429,073
Enterprise Financial Services Corp.	77,981	1,938,608
F.N.B. Corp. (Pennsylvania)	475,083	7,952,889
First Bancorp (North Carolina)	80,649	1,510,556
First BanCorp (Puerto Rico)	667,851	7,339,682
First Busey Corp. Class A	103,780	2,074,562
First Charter Corp.	290,672	5,659,384
First Commonwealth Financial Corp.	597,826	6,528,260
First Community Bancorp	207,194	11,853,569
First Community Bancshares Inc.	91,208	2,844,778
First Financial Bancorp	238,740	3,578,713
First Financial Bankshares Inc.	168,580	6,542,590
First Financial Corp.	93,256	2,737,996
First Indiana Corp.	83,473	1,846,423
First Merchants Corp.	137,137	3,295,402
First Midwest Bancorp Inc.	387,244	13,751,034
First Regional Bancorp(a)	59,151	1,504,801
First Republic Bank	244,702	13,130,709
1st Source Corp.	87,890	2,190,219
First South Bancorp Inc.	69,926	1,881,009
First State Bancorp	145,814	3,104,380
FirstMerit Corp.	625,665	13,095,168
Fremont General Corp.	552,538	5,945,309
Frontier Financial Corp.	290,981	6,555,802
Glacier Bancorp Inc.	421,160	8,570,606

Great Southern Bancorp Inc.	83,369	2,255,131
Greater Bay Bancorp	398,001	11,080,348
Green Bancshares Inc.	61,838	1,933,056
Hancock Holding Co.	209,759	7,876,450
Hanmi Financial Corp.	298,556	5,093,365
Harleysville National Corp.	249,565	4,022,988
Heartland Financial USA Inc.	87,598	2,128,631
Heritage Commerce Corp.	79,382	1,879,766
Home Bancshares Inc.	88,742	2,001,132
Horizon Financial Corp.	94,119	2,050,853
IBERIABANK Corp.	94,130	4,654,728
Independent Bank Corp. (Massachusetts)	123,187	3,638,944
Independent Bank Corp. (Michigan)	159,320	2,741,897
Integra Bank Corp.	148,486	3,187,994
International Bancshares Corp.	406,083	10,403,846
Irwin Financial Corp.	129,044	1,931,789
ITLA Capital Corp.	48,418	2,523,546
K-Fed Bancorp	34,952	548,397
Lakeland Bancorp Inc.	145,208	1,931,266
Lakeland Financial Corp.	91,424	1,944,588
Macatawa Bank Corp.	107,540	1,710,961
MainSource Financial Group Inc.	142,519	2,392,894
MB Financial Inc.	292,665	10,167,182
Midwest Banc Holdings Inc.	133,295	1,932,777
Nara Bancorp Inc.	161,323	2,569,875
National Penn Bancshares Inc.	388,489	6,479,997
NBT Bancorp Inc.	279,046	6,295,278
Old National Bancorp	515,407	8,560,910
Old Second Bancorp Inc.	115,748	3,375,212
Omega Financial Corp.	96,809	2,603,194
Oriental Financial Group Inc.	142,487	1,554,533
Pacific Capital Bancorp	373,816	10,085,556
Park National Corp.	96,817	8,209,113
Peoples Bancorp Inc.	71,814	1,944,005
Pinnacle Financial Partners Inc.(a)	111,255	3,266,447
Preferred Bank	72,609	2,904,360
PrivateBancorp Inc.	136,401	3,928,349
Prosperity Bancshares Inc.	276,989	9,074,160
Provident Bankshares Corp.	260,607	8,542,697
Renasant Corp.	137,142	3,118,609
Republic Bancorp Inc. Class A	67,217	1,115,130
Royal Bancshares of Pennsylvania Inc. Class A	45,723	901,200
S&T Bancorp Inc.	196,317	6,458,829
Sandy Spring Bancorp Inc.	131,473	4,133,511
Santander BanCorp	24,180	359,315
SCBT Financial Corp.	69,916	2,544,942
Seacoast Banking Corp. of Florida	110,245	2,397,829
Security Bank Corp.	120,999	2,432,080
Sierra Bancorp	53,774	1,516,427
Signature Bank(a)	221,464	7,551,922
Simmons First National Corp. Class A	107,562	2,967,636
South Financial Group Inc. (The)	574,568	13,008,220
Southside Bancshares Inc.	72,582	1,576,481
Southwest Bancorp Inc.	99,739	2,397,726
Sterling Bancorp	137,132	2,198,226
Sterling Bancshares Inc.	600,363	6,790,106
Sterling Financial Corp. (Pennsylvania)	182,816	1,923,224
Sterling Financial Corp. (Washington)	403,389	11,674,078
Suffolk Bancorp	90,680	2,894,506
Sun Bancorp Inc. (New Jersey)(a)	97,693	1,648,081

Superior Bancorp(a)	244,661	2,502,882
Susquehanna Bancshares Inc.	406,070	9,083,786
SVB Financial Group(a)	266,229	14,139,422
SY Bancorp Inc.	96,812	2,300,253
Taylor Capital Group Inc.	45,719	1,258,644
Texas Capital Bancshares Inc.(a)	168,828	3,773,306
Tompkins Financial Corp.	53,790	2,011,746
TriCo Bancshares	99,480	2,224,373
TrustCo Bank Corp. NY	553,338	5,466,979
Trustmark Corp.	389,047	10,060,755
UCBH Holdings Inc.	776,258	14,182,234
UMB Financial Corp.	242,029	8,923,609
Umpqua Holdings Corp.	475,069	11,168,872
Union Bankshares Corp.	99,491	2,308,191
United Bancshares Inc.	285,066	9,065,099
United Community Banks Inc.	294,788	7,632,061
United Security Bancshares(b)	51,068	1,040,766
Univest Corp. of Pennsylvania	96,803	2,180,004
USB Holding Co. Inc.	77,964	1,485,994
Virginia Commerce Bancorp Inc.(a)	126,378	2,137,052
W Holding Co. Inc.	800,277	2,112,731
Washington Trust Bancorp Inc.	83,354	2,101,354
WesBanco Inc.	153,263	4,521,258
West Coast Bancorp	121,010	3,677,494
Westamerica Bancorporation	241,323	10,676,130
Western Alliance Bancorporation(a)	142,442	4,251,894
Wilshire Bancorp Inc.	118,283	1,440,687
Wintrust Financial Corp.	188,244	8,254,499
Yardville National Bancorp	72,600	2,479,290

		691,612,674
BEVERAGES—0.14%
Boston Beer Co. Inc. Class A(a)	63,057	2,481,293
Coca-Cola Bottling Co. Consolidated	52,771	2,654,381
Farmer Brothers Co.	43,008	973,271
Green Mountain Coffee Roasters Inc.(a)	43,025	3,387,788
Jones Soda Co.(a)(b)	190,909	2,676,544
National Beverage Corp.(a)	72,594	835,557
Peet’s Coffee & Tea Inc.(a)	99,484	2,450,291

		15,459,125
BIOTECHNOLOGY—2.17%
Acorda Therapeutics Inc.(a)	153,257	2,614,564
Advanced Magnetics Inc.(a)	110,256	6,412,489
Affymax Inc.(a)	34,963	942,602
Affymetrix Inc.(a)	531,541	13,230,055
Alexion Pharmaceuticals Inc.(a)	282,364	12,723,322
American Oriental Bioengineering Inc.(a)	330,554	2,941,931
Arena Pharmaceuticals Inc.(a)	506,265	5,563,852
ARIAD Pharmaceuticals Inc.(a)	496,503	2,725,801
ArQule Inc.(a)	236,612	1,668,115
BioMimetic Therapeutics Inc.(a)	83,364	1,302,979
Bio-Rad Laboratories Inc. Class A(a)	148,652	11,233,632
Cambrex Corp.	201,792	2,677,780
Celera Group(a)	635,432	7,879,357
Cell Genesys Inc.(a)	512,603	1,717,220
CryoLife Inc.(a)	166,713	2,168,936
Cytokinetics Inc.(a)	225,828	1,275,928
Digene Corp.(a)	166,729	10,012,076
Encysive Pharmaceuticals Inc.(a)	429,272	764,104

Enzo Biochem Inc.(a)	222,845	3,331,533
Enzon Pharmaceuticals Inc.(a)	319,966	2,511,733
Exelixis Inc.(a)	760,141	9,197,706
Genomic Health Inc.(a)	99,485	1,870,318
GenVec Inc.(a)	469,596	1,103,551
Geron Corp.(a)	525,403	3,698,837
GTx Inc.(a)	114,627	1,855,811
Halozyme Therapeutics Inc.(a)	469,480	4,333,300
Human Genome Sciences Inc.(a)	1,042,488	9,298,993
Illumina Inc.(a)	415,906	16,881,625
Immunomedics Inc.(a)	418,528	1,736,891
Incyte Corp.(a)	606,694	3,640,164
Integra LifeSciences Holdings Corp.(a)	139,838	6,910,794
InterMune Inc.(a)	198,977	5,161,463
Keryx Biopharmaceuticals Inc.(a)	311,888	3,047,146
Kosan Biosciences Inc.(a)	309,209	1,614,071
LifeCell Corp.(a)	263,540	8,048,512
Martek Biosciences Corp.(a)	238,736	6,199,974
Maxygen Inc.(a)	180,156	1,543,937
Medivation Inc.(a)	158,646	3,241,138
Molecular Insight Pharmaceuticals Inc.(a)	40,341	380,819
Momenta Pharmaceuticals Inc.(a)	161,303	1,625,934
Myriad Genetics Inc.(a)	333,458	12,401,303
Nektar Therapeutics(a)	742,273	7,044,171
Novacea Inc.(a)	56,483	533,764
Omrix Biopharmaceuticals Inc.(a)	99,486	3,129,830
Orexigen Therapeutics Inc.(a)	56,472	848,209
Protalix BioTherapeutics Inc.(a)	260,259	7,024,390
Regeneration Technologies Inc.(a)	207,880	2,338,650
Regeneron Pharmaceuticals Inc.(a)	504,673	9,043,740
Savient Pharmaceuticals Inc.(a)	388,659	4,827,145
Seattle Genetics Inc.(a)	301,139	2,954,174
SuperGen Inc.(a)	378,182	2,102,692
Telik Inc.(a)(b)	365,638	1,235,856
Tercica Inc.(a)	236,605	1,206,685
XOMA Ltd.(a)	934,730	2,841,579

		242,621,181
BUILDING MATERIALS—0.84%
AAON Inc.	72,610	2,312,628
Apogee Enterprises Inc.	238,257	6,628,310
Builders FirstSource Inc.(a)	115,628	1,856,986
Comfort Systems USA Inc.	298,005	4,225,711
Drew Industries Inc.(a)	132,188	4,380,710
Genlyte Group Inc. (The)(a)	220,512	17,319,012
Goodman Global Inc.(a)	278,465	6,187,492
Interline Brands Inc.(a)	203,558	5,308,793
LSI Industries Inc.	127,005	2,273,389
NCI Building Systems Inc.(a)(b)	150,353	7,416,913
PGT Inc.(a)	64,506	705,051
Simpson Manufacturing Co. Inc.(b)	296,768	10,012,952
Texas Industries Inc.	212,445	16,657,812
Trex Co. Inc.(a)(b)	79,396	1,558,543
U.S. Concrete Inc.(a)	239,283	2,079,369
Universal Forest Products Inc.	122,792	5,189,190

		94,112,861
CHEMICALS—2.08%
American Vanguard Corp.(b)	131,748	1,886,631
Arch Chemicals Inc.	180,164	6,330,963

Balchem Corp.	129,060	2,345,020
CF Industries Holdings Inc.	429,352	25,713,891
Ferro Corp.	338,840	8,447,281
Fuller (H.B.) Co.	469,690	14,039,034
Georgia Gulf Corp.	286,573	5,189,837
Grace (W.R.) & Co.(a)	544,989	13,346,781
Hercules Inc.(a)	905,339	17,789,911
Innophos Holdings Inc.	145,182	2,076,103
Innospec Inc.	96,817	5,732,535
Kronos Worldwide Inc.	24,214	611,403
Landec Corp.(a)	161,335	2,161,889
Minerals Technologies Inc.	143,416	9,601,701
NewMarket Corp.	115,628	5,592,926
NL Industries Inc.	48,390	484,868
Olin Corp.	571,879	12,009,459
OM Group Inc.(a)	231,269	12,238,755
Pioneer Companies Inc.(a)	88,737	3,049,891
PolyOne Corp.(a)	773,142	5,558,891
Rockwood Holdings Inc.(a)	271,607	9,927,236
Schulman (A.) Inc.	196,732	4,786,490
Sensient Technologies Corp.	373,814	9,491,137
ShengdaTech Inc.(a)	196,254	1,044,071
Spartech Corp.	237,074	6,294,315
Stepan Co.	51,101	1,547,338
Symyx Technologies Inc.(a)	234,758	2,702,065
Terra Industries Inc.(a)	719,784	18,296,909
Tronox Inc. Class B	345,919	4,860,162
UAP Holding Corp.	400,689	12,076,766
Valhi Inc.	43,008	701,030
Zoltek Companies Inc.(a)	164,028	6,812,083

		232,747,372
COAL—0.15%
Alpha Natural Resources Inc.(a)	512,728	10,659,615
International Coal Group Inc.(a)	1,038,123	6,207,976

		16,867,591
COMMERCIAL SERVICES—6.41%
Aaron Rents Inc.	363,048	10,601,002
ABM Industries Inc.	349,734	9,026,635
Administaff Inc.	188,257	6,304,727
Advance America Cash Advance Centers Inc.	528,878	9,382,296
Advisory Board Co. (The)(a)	139,837	7,769,344
Albany Molecular Research Inc.(a)	193,604	2,875,019
AMN Healthcare Services Inc.(a)	279,698	6,153,356
Arbitron Inc.	231,268	11,917,240
Arrowhead Research Corp.(a)	247,372	1,244,281
Bankrate Inc.(a)	93,603	4,485,456
Barrett Business Services Inc.	47,418	1,224,807
BearingPoint Inc.(a)	1,565,964	11,447,197
Bowne & Co. Inc.	199,529	3,892,811
Bright Horizons Family Solutions Inc.(a)	212,324	8,261,527
Capella Education Co.(a)	83,364	3,837,245
CBIZ Inc.(a)	344,163	2,529,598
CDI Corp.	94,108	3,030,278
Cenveo Inc.(a)	415,907	9,644,883
Chemed Corp.	196,310	13,013,390
Clayton Holdings Inc.(a)	80,647	918,569
Coinmach Service Corp. Class A	205,260	2,715,590
Coinstar Inc.(a)	207,047	6,517,840

Compass Diversified Trust	149,012	2,656,884
Consolidated Graphics Inc.(a)	85,833	5,946,510
Corinthian Colleges Inc.(a)	674,072	10,980,633
Cornell Companies Inc.(a)	77,975	1,915,066
CorVel Corp.(a)	56,467	1,476,047
CoStar Group Inc.(a)	147,903	7,821,111
CPI Corp.	45,221	3,142,859
CRA International Inc.(a)	84,709	4,082,974
Cross Country Healthcare Inc.(a)	270,170	4,506,436
Deluxe Corp.	403,378	16,381,181
DeVry Inc.	464,312	15,795,894
Diamond Management & Technology Consultants Inc.	198,410	2,619,012
Dollar Financial Corp.(a)	121,006	3,448,671
Dollar Thrifty Automotive Group Inc.(a)	182,863	7,468,125
DynCorp International Inc.(a)	180,948	3,979,047
Electro Rent Corp.	118,290	1,719,937
Emergency Medical Services LP(a)	79,915	3,127,074
Euronet Worldwide Inc.(a)	357,666	10,429,541
ExlService Holdings Inc.(a)	160,614	3,009,906
Exponent Inc.(a)	110,245	2,466,181
First Advantage Corp. Class A(a)	46,337	1,066,214
Forrester Research Inc.(a)	107,233	3,016,464
FTI Consulting Inc.(a)	330,768	12,579,107
Gartner Inc.(a)	534,230	13,136,716
Geo Group Inc. (The)(a)	395,317	11,503,725
Gevity HR Inc.	206,713	3,995,762
Global Cash Access Inc.(a)	363,389	5,821,492
Great Lakes Dredge & Dock Corp.(a)	64,545	613,177
H&E Equipment Services Inc.(a)	127,902	3,548,001
Healthcare Services Group Inc.	205,204	6,053,518
HealthSpring Inc.(a)	392,016	7,471,825
Heartland Payment Systems Inc.(b)	118,306	3,469,915
Heidrick & Struggles International Inc.(a)	139,838	7,165,299
HMS Holdings Corp.(a)	158,651	3,036,580
Home Solutions of America Inc.(a)(b)	282,314	1,688,238
Hudson Highland Group Inc.(a)	214,399	4,585,995
Huron Consulting Group Inc.(a)	148,593	10,848,775
ICT Group Inc.(a)	64,545	1,207,637
Integrated Electrical Services Inc.(a)	102,184	3,369,006
Interactive Data Corp.	293,293	7,854,387
Jackson Hewitt Tax Service Inc.	240,172	6,751,235
Kelly Services Inc. Class A	190,954	5,243,597
Kendle International Inc.(a)	107,037	3,935,750
Kenexa Corp.(a)	201,699	7,606,069
Kforce Inc.(a)	277,115	4,428,298
Korn/Ferry International(a)	336,157	8,827,483
Labor Ready Inc.(a)	363,045	8,389,970
Landauer Inc.	69,917	3,443,412
LECG Corp.(a)	177,999	2,689,565
Lincoln Educational Services Corp.(a)	40,346	599,542
Live Nation Inc.(a)	507,338	11,354,224
MAXIMUS Inc.	174,806	7,583,084
McGrath RentCorp	199,008	6,704,580
Michael Baker Corp.(a)	53,778	1,997,853
Midas Inc.(a)	104,858	2,377,131
Monro Muffler Brake Inc.	94,113	3,524,532
Morningstar Inc.(a)	96,812	4,552,584
MPS Group Inc.(a)	795,081	10,630,233
Multi-Color Corp.	45,723	1,797,371

Navigant Consulting Inc.(a)	450,867	8,368,092
Net 1 UEPS Technologies Inc.(a)	325,392	7,858,217
Odyssey Marine Exploration Inc.(a)	284,979	1,712,724
On Assignment Inc.(a)	247,349	2,651,581
PAREXEL International Corp.(a)	215,133	9,048,494
PeopleSupport Inc.(a)	172,084	1,953,153
PharmaNet Development Group Inc.(a)	137,132	4,371,768
PHH Corp.(a)	415,909	12,980,520
PRA International(a)	150,585	3,809,800
Premier Exhibitions Inc.(a)	212,414	3,347,645
Pre-Paid Legal Services Inc.(a)	74,715	4,804,922
Protection One Inc.(a)	51,095	764,381
Providence Service Corp. (The)(a)	79,815	2,132,657
QC Holdings Inc.	53,768	806,520
Rent-A-Center Inc.(a)	544,987	14,295,009
Resources Connection Inc.(a)	381,865	12,670,281
Rollins Inc.	235,441	5,360,992
RSC Holdings Inc.(a)	147,876	2,957,520
SAIC Inc.(a)	768,191	13,881,211
Senomyx Inc.(a)	217,785	2,940,097
Sotheby’s Holdings Inc. Class A	512,718	23,595,282
Source Interlink Companies Inc.(a)	241,972	1,205,021
Spherion Corp.(a)	408,115	3,832,200
Standard Parking Corp.(a)	34,952	1,227,864
Steiner Leisure Ltd.(a)	126,396	6,208,572
Stewart Enterprises Inc. Class A	831,292	6,475,765
Strayer Education Inc.	110,251	14,521,159
Team Inc.(a)	55,225	2,483,468
TeleTech Holdings Inc.(a)	331,985	10,782,873
TNS Inc.	172,072	2,479,558
Universal Technical Institute Inc.(a)	171,336	4,350,221
Valassis Communications Inc.(a)	381,886	6,564,620
Vertrue Inc.(a)	52,652	2,568,365
Viad Corp.	166,735	7,031,215
VistaPrint Ltd.(a)	336,149	12,857,699
Volt Information Sciences Inc.(a)	110,256	2,033,121
Watson Wyatt Worldwide Inc.	330,767	16,697,118
Wright Express Corp.(a)	309,255	10,598,169

		716,462,400
COMPUTERS—2.39%
Agilysys Inc.	228,556	5,142,510
Ansoft Corp.(a)	122,450	3,611,050
BISYS Group Inc. (The)(a)	942,991	11,155,584
CACI International Inc. Class A(a)	239,337	11,691,612
CIBER Inc.(a)	391,642	3,203,632
COMSYS IT Partners Inc.(a)	131,759	3,005,423
Comtech Group Inc.(a)	137,116	2,263,785
Covansys Corp.(a)	217,826	7,390,836
Cray Inc.(a)	225,836	1,723,129
Echelon Corp.(a)	215,096	3,361,950
Electronics For Imaging Inc.(a)	440,108	12,419,848
Gateway Inc.(a)	2,198,857	3,496,183
Henry (Jack) & Associates Inc.	609,526	15,695,294
Hutchinson Technology Inc.(a)	186,701	3,511,846
iGATE Corp.(a)	150,552	1,207,427
IHS Inc. Class A(a)	244,717	11,256,982
Imation Corp.	274,299	10,110,661
Immersion Corp.(a)	182,660	2,736,247
Integral Systems Inc.	86,052	2,091,924

Intervoice Inc.(a)	268,848	2,239,504
Isilon Systems Inc.(a)	69,926	1,078,259
Komag Inc.(a)	205,543	6,554,766
LivePerson Inc.(a)	260,798	1,395,269
Magma Design Automation Inc.(a)	279,057	3,917,960
Manhattan Associates Inc.(a)	198,877	5,550,657
Mentor Graphics Corp.(a)	676,790	8,913,324
Mercury Computer Systems Inc.(a)	153,241	1,869,540
MICROS Systems Inc.(a)	314,634	17,116,090
MTS Systems Corp.	144,298	6,445,792
Ness Technologies Inc.(a)	247,365	3,218,219
On2 Technologies Inc.(a)	805,686	2,417,058
Palm Inc.(a)	803,150	12,858,431
Perot Systems Corp. Class A(a)	676,757	11,531,939
Quantum Corp.(a)	1,431,798	4,538,800
Rackable Systems Inc.(a)	199,890	2,470,640
Radiant Systems Inc.(a)	193,598	2,563,238
RadiSys Corp.(a)	155,941	1,933,668
Rimage Corp.(a)	69,960	2,210,036
SI International Inc.(a)	113,934	3,762,101
Sigma Designs Inc.(a)	189,500	4,944,055
Silicon Graphics Inc.(a)	51,094	1,356,035
Silicon Storage Technology Inc.(a)	644,357	2,403,452
Smart Modular Technologies (WWH) Inc.(a)	368,232	5,066,872
SRA International Inc. Class A(a)	330,397	8,345,828
STEC Inc.(a)	220,447	1,417,474
Stratasys Inc.(a)	77,982	3,663,594
Super Micro Computer Inc.(a)	72,610	726,826
Sykes Enterprises Inc.(a)	239,906	4,555,815
Synaptics Inc.(a)	204,389	7,315,082
Syntel Inc.	94,113	2,860,094
3D Systems Corp.(a)	112,933	2,808,644
Tyler Technologies Inc.(a)	279,743	3,471,611

		266,596,596
COSMETICS & PERSONAL CARE—0.14%
Chattem Inc.(a)	131,770	8,351,583
Elizabeth Arden Inc.(a)	180,156	4,370,585
Inter Parfums Inc.	57,025	1,518,005
Revlon Inc. Class A(a)	1,388,177	1,901,802

		16,141,975
DISTRIBUTION & WHOLESALE—0.81%
Beacon Roofing Supply Inc.(a)(b)	363,190	6,170,598
Beijing Med-Pharm Corp.(a)	196,287	2,094,382
BlueLinx Holdings Inc.	88,742	930,904
Brightpoint Inc.(a)	373,850	5,155,391
Building Materials Holding Corp.	208,676	2,961,112
Central European Distribution Corp.(a)	281,349	9,740,302
Core-Mark Holding Co. Inc.(a)	69,915	2,515,542
Houston Wire & Cable Co.(a)	129,076	3,667,049
LKQ Corp.(a)	360,367	8,886,650
MWI Veterinary Supply Inc.(a)	74,509	2,972,164
NuCO2 Inc.(a)	134,413	3,450,382
Owens & Minor Inc.	314,635	10,993,347
ScanSource Inc.(a)	211,072	6,752,193
United Stationers Inc.(a)	215,133	14,336,463
Watsco Inc.	172,094	9,361,914

		89,988,393

DIVERSIFIED FINANCIAL SERVICES—2.14%
Accredited Home Lenders Holding Co.(a)	146,194	1,998,472
Advanta Corp. Class B	290,437	9,044,208
Ampal-American Israel Corp. Class A(a)	126,372	751,913
Asset Acceptance Capital Corp.(a)	116,319	2,058,846
Asta Funding Inc.(b)	95,488	3,669,604
Calamos Asset Management Inc. Class A	195,974	5,007,136
Centerline Holding Co.	400,700	7,212,600
Cohen & Steers Inc.	129,292	5,617,737
CompuCredit Corp.(a)	165,941	5,811,254
Cowen Group Inc.(a)	108,220	1,938,220
Credit Acceptance Corp.(a)	29,833	800,419
Delta Financial Corp.	112,911	1,385,418
Encore Capital Group Inc.(a)	123,699	1,543,764
Epoch Holding Corp.(a)	61,839	828,024
eSpeed Inc.(a)	145,204	1,254,563
Evercore Partners Inc. Class A	64,534	1,921,177
FCStone Group Inc.(a)	48,411	2,774,434
Federal Agricultural Mortgage Corp.	77,982	2,668,544
Financial Federal Corp.	221,226	6,596,959
Friedman, Billings, Ramsey Group Inc. Class A	1,297,143	7,082,401
GAMCO Investors Inc. Class A	48,418	2,713,829
GFI Group Inc.(a)	121,005	8,770,442
Greenhill & Co. Inc.	151,691	10,422,689
Interactive Brokers Group Inc.(a)	311,949	8,463,176
International Securities Exchange Holdings Inc.	301,188	19,682,636
KBW Inc.(a)	217,468	6,389,210
Knight Capital Group Inc. Class A(a)	805,839	13,376,927
LaBranche & Co. Inc.(a)	376,466	2,778,319
Landenburg Thalmann Financial Services Inc.(a)	690,053	1,587,122
MarketAxess Holdings Inc.(a)	225,101	4,049,567
National Financial Partners Corp.	293,121	13,574,434
Nelnet Inc. Class A	129,066	3,154,373
NewStar Financial Inc.(a)	88,704	1,262,258
Ocwen Financial Corp.(a)	254,950	3,398,483
optionsXpress Holdings Inc.	351,453	9,018,284
Penson Worldwide Inc.(a)	110,252	2,704,482
Piper Jaffray Companies(a)	147,908	8,242,913
Portfolio Recovery Associates Inc.	119,247	7,157,205
Sanders Morris Harris Group Inc.	134,438	1,564,858
Stewart (W.P.) & Co. Ltd.	155,941	1,698,197
Stifel Financial Corp.(a)	115,634	6,809,686
SWS Group Inc.	160,280	3,465,254
Thomas Weisel Partners Group Inc.(a)	153,253	2,551,662
TradeStation Group Inc.(a)	201,613	2,348,791
U.S. Global Investors Inc. Class A	88,736	2,011,645
Waddell & Reed Financial Inc. Class A	649,864	16,902,963
World Acceptance Corp.(a)	129,301	5,525,032

		239,590,130
ELECTRIC—1.65%
ALLETE Inc.	198,999	9,362,903
Aquila Inc.(a)	2,911,415	11,907,687
Avista Corp.	423,701	9,130,757
Black Hills Corp.	293,121	11,651,560
Central Vermont Public Service Corp.	71,507	2,694,384
CH Energy Group Inc.	126,400	5,684,208
Cleco Corp.	461,621	11,309,714
El Paso Electric Co.(a)	360,362	8,850,491
Empire District Electric Co. (The)	223,034	4,989,271

EnerNOC Inc.(a)	24,192	922,441
IDACORP Inc.	344,222	11,028,873
ITC Holdings Corp.	330,771	13,439,226
MGE Energy Inc.	155,696	5,086,588
NorthWestern Corp.	282,339	8,981,204
Ormat Technologies Inc.	102,179	3,850,105
Otter Tail Corp.	233,964	7,503,225
Pike Electric Corp.(a)	126,365	2,828,049
PNM Resources Inc.	596,083	16,565,147
Portland General Electric Co.	244,731	6,715,419
UIL Holdings Corp.	188,226	6,230,281
UniSource Energy Corp.	281,135	9,246,530
Westar Energy Inc.	690,204	16,758,153

		184,736,216
ELECTRICAL COMPONENTS & EQUIPMENT—0.93%
Advanced Energy Industries Inc.(a)	287,764	6,520,732
American Superconductor Corp.(a)(b)	288,017	5,561,608
Belden Inc.	349,593	19,349,973
Coleman Cable Inc.(a)	61,845	1,599,312
Color Kinetics Inc.(a)	145,234	4,852,268
Encore Wire Corp.	190,554	5,609,910
Energy Conversion Devices Inc.(a)	306,566	9,448,364
EnerSys Inc.(a)	151,139	2,765,844
GrafTech International Ltd.(a)	770,879	12,981,602
Greatbatch Inc.(a)	185,606	6,013,634
Insteel Industries Inc.	134,444	2,419,992
Lamson & Sessions Co.(a)	107,562	2,857,922
Littelfuse Inc.(a)	180,190	6,085,016
Medis Technologies Ltd.(a)(b)	172,094	2,528,061
Powell Industries Inc.(a)	61,851	1,964,388
Power-One Inc.(a)	488,394	1,943,808
Superior Essex Inc.(a)	169,081	6,315,175
Universal Display Corp.(a)	182,843	2,872,464
Vicor Corp.	145,203	1,921,036

		103,611,109
ELECTRONICS—2.60%
American Science & Engineering Inc.(a)	69,916	3,974,725
Analogic Corp.	110,260	8,105,213
Badger Meter Inc.	100,106	2,828,996
Bel Fuse Inc. Class B	91,430	3,111,363
Benchmark Electronics Inc.(a)	563,813	12,753,450
Brady Corp. Class A	392,622	14,581,981
Checkpoint Systems Inc.(a)	318,977	8,054,169
Cogent Inc.(a)	318,197	4,674,314
Coherent Inc.(a)	252,251	7,696,178
CTS Corp.	256,824	3,251,392
Cubic Corp.	112,928	3,408,167
Cymer Inc.(a)	285,063	11,459,533
Daktronics Inc.	264,492	5,681,288
Dionex Corp.(a)	151,363	10,745,259
Eagle Test Systems Inc.(a)	94,119	1,511,551
Electro Scientific Industries Inc.(a)	213,575	4,442,360
Excel Technology Inc.(a)	88,731	2,479,144
FARO Technologies Inc.(a)	126,620	4,034,113
FEI Co.(a)	274,295	8,903,616
FLIR Systems Inc.(a)	512,715	23,713,069
II-VI Inc.(a)	194,959	5,297,036
Ionatron Inc.(a)	231,235	901,816

Itron Inc.(a)	233,960	18,234,842
KEMET Corp.(a)	610,585	4,304,624
L-1 Identity Solutions Inc.(a)	470,607	9,623,913
Lo-Jack Corp.(a)	162,002	3,611,025
Measurement Specialties Inc.(a)	99,234	2,349,861
Methode Electronics Inc.	305,225	4,776,771
Multi-Fineline Electronix Inc.(a)	61,845	1,061,260
OSI Systems Inc.(a)	107,546	2,941,383
OYO Geospace Corp.(a)	35,713	2,649,547
Park Electrochemical Corp.	150,581	4,243,373
Plexus Corp.(a)	373,819	8,594,099
Rofin-Sinar Technologies Inc.(a)	124,808	8,611,752
Rogers Corp.(a)	142,538	5,273,906
Sonic Solutions Inc.(a)	158,631	2,000,337
Stoneridge Inc.(a)	91,392	1,127,777
Taser International Inc.(a)	504,703	7,045,654
Technitrol Inc.	317,326	9,097,736
TTM Technologies Inc.(a)	309,215	4,019,795
Varian Inc.(a)	239,339	13,122,957
Watts Water Technologies Inc. Class A	247,412	9,270,528
Woodward Governor Co.	233,961	12,556,687
X-Rite Inc.	206,931	3,056,371
Zygo Corp.(a)	118,306	1,690,593

		290,873,524
ENERGY - ALTERNATE SOURCES—0.32%
Aventine Renewable Energy Holdings Inc.(a)	215,169	3,651,418
Clean Energy Fuels Corp.(a)	77,987	979,517
Comverge Inc.(a)	48,417	1,501,411
Evergreen Energy Inc.(a)(b)	602,237	3,631,489
Evergreen Solar Inc.(a)	762,877	7,094,756
FuelCell Energy Inc.(a)	478,714	3,791,415
Headwaters Inc.(a)	289,051	4,991,911
MGP Ingredients Inc.	72,599	1,226,923
Nova Biosource Fuels Inc.(a)	220,462	562,178
Pacific Ethanol Inc.(a)	254,576	3,360,403
US BioEnergy Corp.(a)	75,265	855,010
VeraSun Energy Corp.(a)	236,607	3,426,069
Verenium Corp.(a)	228,546	1,158,728

		36,231,228
ENGINEERING & CONSTRUCTION—0.96%
AECOM Technology Corp.(a)	327,030	8,113,614
Dycom Industries Inc.(a)	317,325	9,513,403
EMCOR Group Inc.(a)	247,404	18,035,752
ENGlobal Corp.(a)	123,688	1,502,809
Granite Construction Inc.	279,675	17,949,541
InfraSource Services Inc.(a)	314,605	11,671,845
Insituform Technologies Inc. Class A(a)	198,934	4,338,751
Layne Christensen Co.(a)	112,958	4,625,630
Perini Corp.(a)	207,067	12,740,833
Stanley Inc.(a)	59,156	1,042,329
Washington Group International Inc.(a)	225,891	18,073,539

		107,608,046
ENTERTAINMENT—0.86%
Bally Technologies Inc.(a)	413,218	10,917,220
Bluegreen Corp.(a)	153,257	1,791,574
Carmike Cinemas Inc.	94,114	2,066,743
Churchill Downs Inc.	68,025	3,563,149

Cinemark Holdings Inc.(a)	201,657	3,607,644
Dover Downs Gaming & Entertainment Inc.	115,623	1,735,501
Great Wolf Resorts Inc.(a)	220,473	3,141,740
Isle of Capri Casinos Inc.(a)	123,699	2,963,828
Lakes Entertainment Inc.(a)	126,367	1,492,394
Macrovision Corp.(a)	410,528	12,340,472
Magna Entertainment Corp. Class A(a)	293,078	855,788
National CineMedia Inc.(a)	330,780	9,265,148
Pinnacle Entertainment Inc.(a)	461,621	12,994,631
Shuffle Master Inc.(a)(b)	256,420	4,256,572
Six Flags Inc.(a)	507,253	3,089,171
Speedway Motorsports Inc.	118,167	4,724,317
Steinway Musical Instruments Inc.	61,849	2,139,357
Vail Resorts Inc.(a)	244,716	14,895,863

		95,841,112
ENVIRONMENTAL CONTROL—0.68%
American Ecology Corp.	113,382	2,428,642
Calgon Carbon Corp.(a)(b)	290,384	3,368,454
Casella Waste Systems Inc. Class A(a)	164,012	1,768,049
Clean Harbors Inc.(a)	134,262	6,635,228
Darling International Inc.(a)	664,434	6,072,927
Fuel Tech Inc.(a)	142,545	4,882,166
Metal Management Inc.	199,000	8,769,930
Mine Safety Appliances Co.	227,097	9,937,765
Rentech Inc.(a)	1,158,129	2,999,554
Tetra Tech Inc.(a)	450,867	9,716,184
Waste Connections Inc.(a)	531,540	16,073,770
Waste Holdings Inc.	43,035	1,469,215
Waste Services Inc.(a)	145,203	1,764,216

		75,886,100
FOOD—1.57%
American Dairy Inc.(a)	48,402	903,181
Arden Group Inc. Class A	8,066	1,100,202
Benihana Inc.(a)	81,772	1,635,440
Cal-Maine Foods Inc.	94,114	1,541,587
Chiquita Brands International Inc.(a)	348,184	6,601,569
Flowers Foods Inc.	397,999	13,277,247
Fresh Del Monte Produce Inc.	235,325	5,894,891
Great Atlantic & Pacific Tea Co.(a)	163,468	5,482,717
Hain Celestial Group Inc.(a)	311,953	8,466,404
Imperial Sugar Co.(b)	83,349	2,566,316
Ingles Markets Inc. Class A	87,923	3,028,947
J&J Snack Foods Corp.	101,250	3,821,175
Lance Inc.	255,664	6,023,444
M&F Worldwide Corp.(a)	101,410	6,751,878
Nash Finch Co.	102,186	5,058,207
Pathmark Stores Inc.(a)	227,746	2,951,588
Performance Food Group Co.(a)	284,040	9,228,460
Pilgrim’s Pride Corp.	314,635	12,009,618
Ralcorp Holdings Inc.(a)	217,078	11,602,819
Ruddick Corp.	320,013	9,638,792
Sanderson Farms Inc.	134,467	6,053,704
Seaboard Corp.	2,689	6,305,705
Spartan Stores Inc.	159,523	5,249,902
Tootsie Roll Industries Inc.	289,978	8,035,290
TreeHouse Foods Inc.(a)	231,069	6,148,746
United Natural Foods Inc.(a)	338,851	9,006,660
Village Super Market Inc. Class A	24,202	1,157,098

Weis Markets Inc.	106,625	4,319,379
Wild Oats Markets Inc.(a)	212,904	3,568,271
Winn-Dixie Stores Inc.(a)	278,183	8,150,762

		175,579,999
FOREST PRODUCTS & PAPER—0.56%
Bowater Inc.	434,729	10,846,489
Buckeye Technologies Inc.(a)	276,947	4,284,370
Deltic Timber Corp.	86,064	4,718,028
Glatfelter Co.	328,348	4,462,249
Mercer International Inc.(a)	231,234	2,358,587
Neenah Paper Inc.	108,094	4,459,958
Potlatch Corp.	303,878	13,081,948
Rock-Tenn Co. Class A	274,300	8,700,796
Schweitzer-Mauduit International Inc.	131,417	4,073,927
Wausau Paper Corp.	325,347	4,359,650
Xerium Technologies Inc.	139,809	1,065,345

		62,411,347
GAS—0.85%
Cascade Natural Gas Corp.	88,743	2,343,703
EnergySouth Inc.	64,162	3,272,262
Laclede Group Inc. (The)	158,523	5,053,713
New Jersey Resources Corp.	217,824	11,113,380
Nicor Inc.	349,593	15,004,532
Northwest Natural Gas Co.	217,488	10,045,771
Piedmont Natural Gas Co.	579,948	14,295,718
SEMCO Energy Inc.(a)	250,038	1,942,795
South Jersey Industries Inc.	233,969	8,277,823
Southwest Gas Corp.	333,472	11,274,688
WGL Holdings Inc.	381,864	12,464,041

		95,088,426
HAND & MACHINE TOOLS—0.34%
Baldor Electric Co.	354,971	17,492,971
Franklin Electric Co. Inc.(b)	155,601	7,341,255
Raser Technologies Inc.(a)(b)	223,163	1,649,175
Regal-Beloit Corp.	255,367	11,884,780

		38,368,181
HEALTH CARE - PRODUCTS—3.61%
Abaxis Inc.(a)	153,263	3,197,066
ABIOMED Inc.(a)	212,418	2,289,866
Accuray Inc.(a)	126,387	2,803,264
Align Technology Inc.(a)(b)	464,324	11,218,068
American Medical Systems Holdings Inc.(a)	569,212	10,268,584
AngioDynamics Inc.(a)	155,958	2,808,804
Arrow International Inc.	199,005	7,617,911
ArthroCare Corp.(a)	212,444	9,328,416
Aspect Medical Systems Inc.(a)	110,217	1,648,846
Biosite Inc.(a)	102,410	9,471,901
Bruker BioSciences Corp.(a)	472,047	4,253,143
Cantel Medical Corp.(a)	88,742	1,509,501
Cepheid Inc.(a)	449,706	6,565,708
Conceptus Inc.(a)	250,103	4,844,495
CONMED Corp.(a)	228,599	6,693,379
Cutera Inc.(a)	94,096	2,344,872
Cyberonics Inc.(a)	156,130	2,626,107
Cynosure Inc. Class A(a)	53,773	1,958,950
Datascope Corp.	92,480	3,540,134

DJO Inc.(a)	192,261	7,934,611
ev3 Inc.(a)	120,885	2,040,539
FoxHollow Technologies Inc.(a)	145,198	3,084,006
Haemonetics Corp.(a)	209,763	11,035,631
Hansen Medical Inc.(a)	72,605	1,371,508
Hologic Inc.(a)	418,596	23,152,545
ICU Medical Inc.(a)	94,108	4,040,998
Immucor Inc.(a)	534,231	14,942,441
Insulet Corp.(a)	51,073	725,237
Invacare Corp.	208,056	3,813,666
Inverness Medical Innovations Inc.(a)	363,041	18,522,352
Kensey Nash Corp.(a)	82,016	2,198,849
Kyphon Inc.(a)	354,973	17,091,950
LCA-Vision Inc.	163,962	7,748,844
Luminex Corp.(a)	254,878	3,137,548
Medical Action Industries Inc.(a)	94,092	1,699,302
Mentor Corp.	309,256	12,580,534
Meridian Bioscience Inc.	323,801	7,013,530
Merit Medical Systems Inc.(a)	201,664	2,411,901
Metabolix Inc.(a)	104,863	2,624,721
Micrus Endovascular Corp.(a)	104,896	2,580,442
Minrad International Inc.(a)	341,475	2,024,947
Natus Medical Inc.(a)	153,252	2,439,772
Northstar Neuroscience Inc.(a)	131,727	1,531,985
NuVasive Inc.(a)	281,534	7,604,233
NxStage Medical Inc.(a)	150,581	1,947,012
Oakley Inc.	204,282	5,801,609
OraSure Technologies Inc.(a)	328,014	2,683,155
Orthofix International NV(a)	131,778	5,926,057
Palomar Medical Technologies Inc.(a)	137,138	4,760,060
PolyMedica Corp.	183,622	7,500,959
PSS World Medical Inc.(a)	520,785	9,488,703
Quidel Corp.(a)	206,627	3,628,370
Sirona Dental Systems Inc.(a)	123,689	4,679,155
Sonic Innovations Inc.(a)	182,816	1,599,640
SonoSite Inc.(a)	119,723	3,762,894
Spectranetics Corp.(a)	225,858	2,601,884
Stereotaxis Inc.(a)	188,211	2,458,036
Steris Corp.	504,649	15,442,259
SurModics Inc.(a)	111,843	5,592,150
Symmetry Medical Inc.(a)	256,295	4,103,283
Thoratec Corp.(a)	418,608	7,698,201
TomoTherapy Inc.(a)	83,349	1,827,010
Ventana Medical Systems Inc.(a)	231,269	17,870,156
Visicu Inc.(a)	102,151	934,682
Vital Images Inc.(a)	123,682	3,359,203
Vital Sign Inc.	86,058	4,780,522
Volcano Corp.(a)	203,252	4,107,723
West Pharmaceutical Services Inc.	255,472	12,045,505
Wright Medical Group Inc.(a)	282,379	6,810,981
Zoll Medical Corp.(a)	144,812	3,230,756

		402,981,072
HEALTH CARE - SERVICES—1.73%
Air Methods Corp.(a)	89,871	3,295,570
Alliance Imaging Inc.(a)	188,221	1,767,395
Amedisys Inc.(a)	201,690	7,327,398
American Dental Partners Inc.(a)	91,419	2,374,151
AMERIGROUP Corp.(a)	419,534	9,984,909
AmSurg Corp.(a)	248,523	5,999,345

Apria Healthcare Group Inc.(a)	346,923	9,980,975
Assisted Living Concepts Inc.(a)	439,736	4,683,188
Bio-Reference Laboratories Inc.(a)	83,360	2,279,896
Capital Senior Living Corp.(a)	172,090	1,621,088
Centene Corp.(a)	354,278	7,588,635
Emeritus Corp.(a)	37,631	1,165,808
Genesis HealthCare Corp.(a)	155,979	10,672,083
Gentiva Health Services Inc.(a)	200,197	4,015,952
HealthSouth Corp.(a)	612,219	11,087,286
Healthways Inc.(a)	271,607	12,866,024
Hythiam Inc.(a)	207,004	1,790,585
Kindred Healthcare Inc.(a)	247,563	7,605,135
LHC Group Inc.(a)	110,250	2,888,550
Magellan Health Services Inc.(a)	303,878	14,121,211
Matria Healthcare Inc.(a)	158,646	4,803,801
MedCath Corp.(a)	69,456	2,208,701
Molina Healthcare Inc.(a)	99,484	3,036,252
National Healthcare Corp.	56,479	2,914,316
NightHawk Radiology Holdings Inc.(a)	148,461	2,679,721
Odyssey Healthcare Inc.(a)	244,677	2,901,869
Option Care Inc.	222,973	3,433,784
Psychiatric Solutions Inc.(a)	421,285	15,275,794
Radiation Therapy Services Inc.(a)	96,803	2,549,791
RehabCare Group Inc.(a)	126,372	1,799,537
Res-Care Inc.(a)	180,155	3,808,477
Skilled Healthcare Group Inc. Class A(a)	161,325	2,502,151
Sun Healthcare Group Inc.(a)	314,592	4,558,438
Sunrise Senior Living Inc.(a)	346,904	13,872,691
Symbion Inc.(a)	161,335	3,502,583

		192,963,090
HOLDING COMPANIES - DIVERSIFIED—0.24%
Energy Infrastructure Acquisition Corp.(a)	158,630	1,548,229
Freedom Acquisition Holding Inc.(a)	447,207	4,923,749
Information Services Group Inc.(a)	239,311	1,830,729
Marathon Acquisition Corp.(a)	268,864	2,118,648
NTR Acquisition Co.(a)	172,068	1,629,484
Resource America Inc. Class A	91,409	1,883,939
Star Maritime Acquisition Corp.(a)	131,738	1,615,108
Walter Industries Inc.	403,376	11,681,769

		27,231,655
HOME BUILDERS—0.58%
AMREP Corp.	7,720	367,086
Beazer Homes USA Inc.	314,907	7,768,756
Brookfield Homes Corp.	78,554	2,285,136
Champion Enterprises Inc.(a)	625,823	6,151,840
Fleetwood Enterprises Inc.(a)	465,693	4,214,522
Hovnanian Enterprises Inc. Class A(a)	311,369	5,146,930
M/I Homes Inc.	83,342	2,216,897
Meritage Homes Corp.(a)	192,995	5,162,616
Monaco Coach Corp.	215,096	3,086,628
Palm Harbor Homes Inc.(a)	67,210	951,021
Skyline Corp.	48,396	1,452,364
Standard-Pacific Corp.	510,044	8,941,071
WCI Communities Inc.(a)	260,217	4,340,420
Williams Scotsman International Inc.(a)	248,909	5,926,523
Winnebago Industries Inc.	235,301	6,946,086

		64,957,896

HOME FURNISHINGS—0.54%
American Woodmark Corp.	88,735	3,070,231
Audiovox Corp. Class A(a)	126,382	1,639,175
DTS Inc.(a)	129,055	2,809,527
Ethan Allen Interiors Inc.	213,431	7,310,012
Furniture Brands International Inc.	398,336	5,656,371
Hooker Furniture Corp.	91,431	2,051,712
Kimball International Inc. Class B	184,008	2,577,952
La-Z-Boy Inc.	433,245	4,964,988
Sealy Corp.	329,195	5,438,301
Tempur-Pedic International Inc.	644,487	16,692,213
TiVo Inc.(a)	705,859	4,086,924
Universal Electronics Inc.(a)	104,862	3,808,588

		60,105,994
HOUSEHOLD PRODUCTS & WARES—0.81%
ACCO Brands Corp.(a)(b)	418,596	9,648,638
American Greetings Corp. Class A	432,047	12,239,892
Blyth Inc.	186,551	4,958,526
Central Garden and Pet Co. Class A(a)	558,471	6,550,865
CSS Industries Inc.	53,874	2,133,949
Ennis Inc.	210,678	4,955,147
Fossil Inc.(a)	346,464	10,217,223
Helen of Troy Ltd.(a)	247,303	6,677,181
Playtex Products Inc.(a)	457,464	6,775,042
Prestige Brands Holdings Inc.(a)	242,053	3,141,848
Russ Berrie and Co. Inc.(a)	118,300	2,203,929
Spectrum Brands Inc.(a)	285,670	1,933,986
Standard Register Co. (The)	126,366	1,440,572
Tupperware Brands Corp.	477,759	13,730,794
WD-40 Co.	134,453	4,419,470

		91,027,062
HOUSEWARES—0.05%
Libbey Inc.	102,169	2,203,785
Lifetime Brands Inc.	72,583	1,484,322
National Presto Industries Inc.	30,103	1,876,621

		5,564,728
INSURANCE—3.83%
ACA Capital Holdings Inc.(a)	51,068	607,709
Alfa Corp.	279,174	4,346,739
American Equity Investment Life Holding Co.	417,151	5,039,184
American Physicians Capital Inc.(a)	75,299	3,049,609
Amerisafe Inc.(a)	131,630	2,583,897
Amtrust Financial Services Inc.	183,367	3,445,466
Argonaut Group Inc.	266,241	8,309,382
Aspen Insurance Holdings Ltd.	684,826	19,223,066
Assured Guaranty Ltd.	526,164	15,553,408
Baldwin & Lyons Inc. Class B	67,237	1,746,817
Bristol West Holdings Inc.	94,086	2,104,704
CastlePoint Holdings Ltd.	56,461	829,412
Citizens Inc.(a)	252,749	1,779,353
CNA Surety Corp.(a)	114,368	2,162,699
Commerce Group Inc.	413,218	14,346,929
Crawford & Co. Class B	182,832	1,235,944
Darwin Professional Underwriters Inc.(a)	59,162	1,489,108
Delphi Financial Group Inc. Class A	336,146	14,057,626
Donegal Group Inc. Class A	96,796	1,442,260
eHealth Inc.(a)	83,337	1,590,903

EMC Insurance Group Inc.	37,631	934,001
Employers Holdings Inc.	426,539	9,059,688
Enstar Group Ltd.(a)	53,782	6,492,025
FBL Financial Group Inc. Class A	104,461	4,107,407
First Acceptance Corp.(a)	123,684	1,256,629
First Mercury Financial Corp.(a)	83,030	1,741,139
Flagstone Reinsurance Holdings Ltd(a)	102,180	1,361,038
FPIC Insurance Group Inc.(a)	85,713	3,494,519
Great American Financial Resources Inc.	61,833	1,495,740
Greenlight Capital Re Ltd.(a)	69,916	1,575,207
Hallmark Financial Services Inc.(a)	34,958	423,691
Harleysville Group Inc.	115,623	3,857,183
Hilb, Rogal & Hobbs Co.	285,053	12,217,372
Horace Mann Educators Corp.	350,744	7,449,803
Independence Holding Co.	40,318	823,697
Infinity Property & Casualty Corp.	158,320	8,031,574
IPC Holdings Ltd.	493,893	15,947,805
James River Group Inc.	48,412	1,608,731
Kansas City Life Insurance Co.	37,653	1,751,618
LandAmerica Financial Group Inc.	134,463	12,974,335
Max Capital Group Ltd.	467,001	13,216,128
Meadowbrook Insurance Group Inc.(a)	185,511	2,033,201
Midland Co. (The)	70,647	3,316,170
Montpelier Re Holdings Ltd.	867,690	16,086,973
National Interstate Corp.	37,641	981,677
National Western Life Insurance Co. Class A	18,698	4,729,098
Navigators Group Inc. (The)(a)	104,884	5,653,248
NYMAGIC Inc.	48,412	1,946,162
Odyssey Re Holdings Corp.	220,513	9,457,803
Ohio Casualty Corp.	464,311	20,109,309
Phoenix Companies Inc.	886,515	13,306,590
Platinum Underwriters Holdings Ltd.	464,312	16,134,842
PMA Capital Corp. Class A(a)	236,611	2,529,372
Presidential Life Corp.	155,946	3,065,898
Primus Guaranty Ltd.(a)	324,031	3,473,612
ProAssurance Corp.(a)	258,161	14,371,823
PXRE Group Ltd.(a)	423,878	1,966,794
RAM Holdings Ltd.(a)	131,748	2,075,031
RLI Corp.	164,040	9,178,038
Safety Insurance Group Inc.	133,062	5,508,767
Scottish Re Group Ltd.(a)	474,956	2,322,535
SeaBright Insurance Holdings Inc.(a)	147,875	2,584,855
Security Capital Assurance Ltd.	197,146	6,085,897
Selective Insurance Group Inc.	426,665	11,468,755
State Auto Financial Corp.	104,863	3,214,051
Stewart Information Services Corp.	129,072	5,140,938
Tower Group Inc.	163,569	5,217,851
Triad Guaranty Inc.(a)	86,048	3,435,897
21st Century Insurance Group	283,987	6,207,956
United America Indemnity Ltd. Class A(a)	180,138	4,480,032
United Fire & Casualty Co.	178,258	6,306,768
Universal American Financial Corp.(a)	317,351	6,753,229
Zenith National Insurance Corp.	287,743	13,549,818

		427,456,535
INTERNET—3.36%
Agile Software Corp.(a)	424,948	3,425,081
Ariba Inc.(a)	643,401	6,376,104
Art Technology Group Inc.(a)	907,844	2,414,865
AsiaInfo Holdings Inc.(a)	220,457	2,138,433

Authorize.Net Holdings Inc.(a)	204,347	3,655,768
Avocent Corp.(a)	395,318	11,468,175
Blue Coat Systems Inc.(a)	105,780	5,238,226
Blue Nile Inc.(a)	102,186	6,172,034
Chordiant Software Inc.(a)	279,461	4,376,359
CMGI Inc.(a)	3,927,553	7,658,728
CNET Networks Inc.(a)	1,174,258	9,617,173
Cogent Communications Group Inc.(a)	387,242	11,566,919
CyberSource Corp.(a)	225,852	2,723,775
DealerTrack Holdings Inc.(a)	265,622	9,785,514
Digital River Inc.(a)	320,011	14,480,498
EarthLink Inc.(a)	993,916	7,424,553
eCollege.com Inc.(a)	134,443	2,991,357
Equinix Inc.(a)	244,715	22,384,081
eResearch Technology Inc.(a)	287,706	2,736,084
FTD Group Inc.	133,404	2,455,968
Global Sources Ltd.(a)	109,087	2,476,275
GSI Commerce Inc.(a)	142,738	3,241,580
Harris Interactive Inc.(a)	381,803	2,042,646
i2 Technologies Inc.(a)	107,541	2,004,564
iBasis Inc.(a)	230,525	2,316,776
iMergent Inc.	84,198	2,059,483
InfoSpace Inc.	243,290	5,646,761
Internap Network Services Corp.(a)	358,943	5,175,958
Internet Capital Group Inc.(a)	276,936	3,434,006
Interwoven Inc.(a)	317,996	4,464,664
iPass Inc.(a)	365,671	1,981,937
j2 Global Communications Inc.(a)	384,555	13,420,969
Keynote Systems Inc.(a)	121,010	1,984,564
Knot Inc. (The)(a)	200,202	4,042,078
Lionbridge Technologies Inc.(a)	426,572	2,512,509
Liquidity Services Inc.(a)	75,283	1,413,815
LoopNet Inc.(a)	226,825	5,291,827
Move Inc.(a)	746,324	3,343,532
NetFlix Inc.(a)	380,692	7,381,618
NIC Inc.	271,536	1,857,306
1-800 CONTACTS INC.(a)	51,078	1,198,290
1-800-FLOWERS.COM Inc.(a)	169,380	1,597,253
Online Resources Corp.(a)	188,211	2,066,557
Openwave Systems Inc.	596,393	3,733,420
Opsware Inc.(a)	717,469	6,823,130
Overstock.com Inc.(a)	126,387	2,309,090
Perficient Inc.(a)	215,109	4,452,756
Priceline.com Inc.(a)	293,119	20,149,000
RealNetworks Inc.(a)	831,552	6,793,780
RightNow Technologies Inc.(a)	123,666	2,029,359
S1 Corp.(a)	391,369	3,127,038
Safeguard Scientifics Inc.(a)	848,672	2,384,768
Sapient Corp.(a)	596,184	4,608,502
Secure Computing Corp.(a)	333,397	2,530,483
Shutterfly Inc.(a)	100,875	2,173,856
Sohu.com Inc.(a)	217,834	6,968,510
SonicWALL Inc.(a)	469,367	4,031,863
Sourcefire Inc.(a)	37,620	526,304
Stamps.com Inc.(a)	123,678	1,704,283
TechTarget Inc.(a)	61,855	794,837
Terremark Worldwide Inc.(a)	346,846	2,237,157
TheStreet.com Inc.	139,794	1,520,959
TIBCO Software Inc.(a)	1,619,747	14,658,710
Travelzoo Inc.(a)	51,079	1,358,191

TriZetto Group Inc. (The)(a)	360,370	6,976,763
24/7 Real Media Inc.(a)	344,959	4,046,369
United Online Inc.	532,764	8,785,278
ValueClick Inc.(a)	773,567	22,789,284
Vasco Data Security International Inc.(a)	190,657	4,339,353
Vignette Corp.(a)	212,424	4,070,044
Vocus Inc.(a)	96,802	2,430,698
Websense Inc.(a)	357,680	7,600,700

		375,999,148
INVESTMENT COMPANIES—0.53%
Apollo Investment Corp.	778,947	16,762,939
Ares Capital Corp.	539,610	9,092,428
Capital Southwest Corp.	21,822	3,399,649
Gladstone Capital Corp.(b)	97,920	2,101,363
Hercules Technology Growth Capital Inc.	164,008	2,215,748
Kayne Anderson Energy Development Co.	77,988	1,963,738
Kohlberg Capital Corp.	96,780	1,795,269
MCG Capital Corp.	500,455	8,017,289
MVC Capital Inc.	174,767	3,287,367
NGP Capital Resources Co.	126,371	2,112,923
Patriots Capital Funding Inc.	134,442	1,996,464
PennantPark Investment Corp.	139,803	1,962,834
Prospect Energy Corp.	138,623	2,421,744
Technology Investment Capital Corp.	147,891	2,335,199

		59,464,954
IRON & STEEL—0.25%
Claymont Steel Holdings Inc.(a)	61,838	1,322,715
Gibraltar Industries Inc.	181,413	4,018,298
Olympic Steel Inc.	64,532	1,849,487
Ryerson Inc.	212,460	7,999,119
Schnitzer Steel Industries Inc. Class A	172,111	8,251,001
Universal Stainless & Alloy Products Inc.(a)	60,764	2,140,716
Wheeling-Pittsburgh Corp.(a)	94,109	1,790,894

		27,372,230
LEISURE TIME—0.62%
Ambassadors Group Inc.	129,096	4,586,781
Ambassadors International Inc.	60,892	2,025,268
Arctic Cat Inc.	80,648	1,596,830
Callaway Golf Co.	561,125	9,993,636
K2 Inc.(a)	404,711	6,147,560
Life Time Fitness Inc.(a)	247,406	13,169,421
Marine Products Corp.	88,737	730,306
Multimedia Games Inc.(a)(b)	168,317	2,147,725
Nautilus Inc.(b)	231,239	2,784,118
Polaris Industries Inc.	276,985	15,001,508
Town Sports International Holdings Inc.(a)	112,918	2,181,576
WMS Industries Inc.(a)	326,828	9,432,256

		69,796,985
LODGING—0.39%
Ameristar Casinos Inc.	201,700	7,007,058
Gaylord Entertainment Co.(a)	317,323	17,021,206
Lodgian Inc.(a)	127,647	1,918,534
Marcus Corp.	152,259	3,617,674
Monarch Casino & Resort Inc.(a)	83,108	2,231,450
Morgans Hotel Group Co.(a)	146,018	3,559,919
MTR Gaming Group Inc.(a)	147,882	2,277,383

Riviera Holdings Corp.(a)	71,412	2,595,826
Trump Entertainment Resorts Inc.(a)	223,163	2,800,696

		43,029,746
MACHINERY—1.64%
Albany International Corp. Class A	236,991	9,583,916
Altra Holdings Inc.(a)	77,988	1,347,633
Applied Industrial Technologies Inc.	333,457	9,836,981
Astec Industries Inc.(a)	150,603	6,358,459
Briggs & Stratton Corp.	384,554	12,136,524
Bucyrus International Inc. Class A	290,432	20,556,777
Cascade Corp.	88,736	6,960,452
Chart Industries Inc.(a)	96,808	2,753,220
Cognex Corp.	352,302	7,930,318
Columbus McKinnon Corp.(a)	158,205	5,094,201
Flow International Corp.(a)	274,263	3,455,714
Gehl Corp.(a)	72,428	2,198,914
Gerber Scientific Inc.(a)	166,701	1,937,066
Gorman-Rupp Co. (The)	86,048	2,741,489
Hardinge Inc.	86,052	2,928,350
Hurco Companies Inc.(a)	37,654	1,881,947
Intermec Inc.(a)	469,690	11,887,854
Intevac Inc.(a)	183,533	3,901,912
iRobot Corp.(a)	105,531	2,094,790
Kadant Inc.(a)	99,154	3,093,605
Lindsay Corp.	97,730	4,328,462
Middleby Corp. (The)(a)	101,247	6,056,596
NACCO Industries Inc.	47,336	7,360,275
Nordson Corp.	260,850	13,084,236
Park-Ohio Holdings Corp.(a)	59,156	1,614,959
Robbins & Myers Inc.	104,867	5,571,584
Sauer-Danfoss Inc.	77,971	2,320,417
Tecumseh Products Co. Class A(a)	107,540	1,689,453
Tennant Co.	129,076	4,711,274
TurboChef Technologies Inc.(a)	139,809	1,946,141
Twin Disc Inc.	34,957	2,513,758
Wabtec Corp.	379,176	13,851,299

		183,728,576
MANUFACTURING—1.94%
Actuant Corp. Class A	216,281	13,638,680
Acuity Brands Inc.	336,146	20,262,881
American Railcar Industries Inc.	68,788	2,682,732
Ameron International Corp.	67,526	6,090,170
AptarGroup Inc.	536,920	19,092,875
AZZ Inc.(a)	81,394	2,738,908
Barnes Group Inc.	357,661	11,330,700
Blount International Inc.(a)	324,405	4,243,217
Ceradyne Inc.(a)	209,754	15,513,406
CLARCOR Inc.	397,998	14,897,065
EnPro Industries Inc.(a)	166,730	7,134,377
ESCO Technologies Inc.(a)	201,689	7,313,243
Federal Signal Corp.	389,156	6,172,014
FreightCar America Inc.	94,119	4,502,653
GenTek Inc.(a)	59,594	2,098,901
Griffon Corp.(a)	247,789	5,396,844
Hexcel Corp.(a)	733,232	15,449,198
Koppers Holdings Inc.	131,759	4,437,643
Lancaster Colony Corp.	167,308	7,008,532
LSB Industries Inc.(a)	104,857	2,241,843

Matthews International Corp. Class A	253,701	11,063,901
Myers Industries Inc.	204,269	4,516,388
Raven Industries Inc.	118,312	4,224,922
Reddy Ice Holdings Inc.	179,448	5,117,857
Smith & Wesson Holding Corp.(a)	217,796	3,648,083
Smith (A.O.) Corp.	153,268	6,113,861
Standex International Corp.	87,023	2,474,934
Sturm, Ruger & Co. Inc.(a)	158,624	2,461,844
Tredegar Corp.	230,368	4,906,838

		216,774,510
MEDIA—1.42%
Acacia Research Corp. - Acacia Technologies Group(a)	207,036	3,345,702
Belo Corp.	657,934	13,546,861
Charter Communications Inc. Class A(a)	3,174,954	12,858,564
Citadel Broadcasting Corp.	1,445,014	9,320,340
CKX Inc.(a)	273,378	3,778,084
Courier Corp.	88,319	3,532,760
Cox Radio Inc. Class A(a)	238,890	3,401,794
Crown Media Holdings Inc. Class A(a)	107,530	774,216
Cumulus Media Inc. Class A(a)	201,649	1,885,418
DG FastChannel Inc.(a)	94,102	1,917,799
Emmis Communications Corp.	228,539	2,104,844
Entercom Communications Corp.	242,404	6,033,436
Entravision Communications Corp.(a)	567,161	5,915,489
Fisher Communications Inc.(a)	53,794	2,732,197
GateHouse Media Inc.	104,852	1,945,005
Gemstar-TV Guide International Inc.(a)	1,945,139	9,570,084
Gray Television Inc.	295,493	2,739,220
Journal Communications Inc. Class A	343,856	4,473,567
Lee Enterprises Inc.	363,052	7,573,265
Lin TV Corp. Class A(a)	196,491	3,695,996
LodgeNet Entertainment Corp.(a)	188,486	6,042,861
Martha Stewart Living Omnimedia Inc. Class A	190,900	3,283,480
Media General Inc. Class A	164,025	5,457,112
Mediacom Communications Corp.(a)	391,470	3,793,344
Nexstar Broadcasting Group Inc. Class A(a)	77,976	1,024,605
Playboy Enterprises Inc. Class B(a)	161,329	1,827,858
PRIMEDIA Inc.(a)	2,171,399	6,188,487
Radio One Inc. Class D(a)	553,492	3,907,654
Salem Communications Corp. Class A	69,916	775,368
Scholastic Corp.(a)	268,923	9,665,093
Sinclair Broadcast Group Inc. Class A	407,787	5,798,731
Spanish Broadcasting System Inc. Class A(a)	295,772	1,271,820
Sun-Times Media Group Inc. Class A	469,612	2,465,463
Value Line Inc.	4,527	198,735
Westwood One Inc.	511,386	3,676,865
World Wrestling Entertainment Inc.	157,989	2,526,244

		159,048,361
METAL FABRICATE & HARDWARE—1.05%
Ampco-Pittsburgh Corp.	53,778	2,155,960
Castle (A.M.) & Co.	88,747	3,186,905
CIRCOR International Inc.	121,000	4,892,030
Dynamic Materials Corp.	86,665	3,249,937
Foster (L.B.) Co. Class A(a)	72,588	2,081,824
Haynes International Inc.(a)	91,433	7,719,688
Kaydon Corp.	220,514	11,493,190
Ladish Co. Inc.(a)	110,250	4,740,750

Lawson Products Inc.	29,576	1,144,591
Mueller Industries Inc.	287,743	9,909,869
Mueller Water Products Inc. Class A(b)	891,894	15,215,712
Northwest Pipe Co.(a)	81,504	2,899,097
Quanex Corp.	287,742	14,013,035
RBC Bearings Inc.(a)	174,038	7,179,067
Sun Hydraulics Corp.	67,044	3,301,917
TriMas Corp.(a)	102,186	1,234,407
Valmont Industries Inc.	147,670	10,744,469
Worthington Industries Inc.	536,921	11,624,340

		116,786,788
MINING—0.98%
AMCOL International Corp.	212,959	5,815,910
Apex Silver Mines Ltd.(a)	458,943	9,261,470
Brush Engineered Materials Inc.(a)	161,359	6,775,464
Century Aluminum Co.(a)	174,783	9,548,395
Coeur d’Alene Mines Corp.(a)	2,215,944	7,955,239
Compass Minerals International Inc.	255,485	8,855,110
Hecla Mining Co.(a)	959,177	8,191,372
Idaho General Mines Inc.(a)	349,534	2,216,046
Kaiser Aluminum Corp.(a)	118,326	8,623,599
Royal Gold Inc.	175,865	4,180,311
RTI International Metals Inc.(a)	180,176	13,579,865
Stillwater Mining Co.(a)	306,526	3,374,851
Uranium Resources Inc.(a)	378,625	4,176,234
US Gold Corp.(a)	319,932	1,759,626
USEC Inc.(a)	679,448	14,934,267

		109,247,759
OFFICE & BUSINESS EQUIPMENT—0.12%
IKON Office Solutions Inc.	835,420	13,040,906

		13,040,906
OFFICE FURNISHINGS—0.29%
CompX International Inc.	10,754	198,949
Herman Miller Inc.	491,202	15,521,983
Interface Inc. Class A	426,669	8,046,977
Knoll Inc.	396,591	8,883,638

		32,651,547
OIL & GAS—2.81%
Alon USA Energy Inc.	96,802	4,260,256
Apco Argentina Inc.	16,133	1,369,853
Arena Resources Inc.(a)	102,184	5,937,912
Atlas America Inc.	171,524	9,215,985
ATP Oil & Gas Corp.(a)	159,439	7,755,113
Atwood Oceanics Inc.(a)	215,140	14,762,907
Berry Petroleum Co. Class A	311,955	11,754,464
Bill Barrett Corp.(a)	239,336	8,814,745
Bois d’Arc Energy Inc.(a)	131,748	2,243,668
BPZ Energy Inc.(a)	311,861	1,740,184
Brigham Exploration Co.(a)	314,549	1,846,403
Bronco Drilling Co. Inc.(a)	184,958	3,035,161
Callon Petroleum Co.(a)	145,180	2,057,201
Carrizo Oil & Gas Inc.(a)	180,184	7,472,230
Clayton Williams Energy Inc.(a)	33,051	874,860
Comstock Resources Inc.(a)	352,298	10,558,371
Contango Oil & Gas Co.(a)	112,864	4,095,835
Crosstex Energy Inc.	298,458	8,574,698

Delek US Holdings Inc.	86,041	2,292,993
Delta Petroleum Corp.(a)	510,029	10,241,382
Edge Petroleum Corp.(a)	207,036	2,900,574
Encore Acquisition Co.(a)	415,915	11,562,437
Energy Partners Ltd.(a)	202,020	3,371,714
EXCO Resources Inc.(a)	483,148	8,426,101
FX Energy Inc.(a)	260,814	2,386,448
GeoGlobal Resources Inc.(a)(b)	233,922	1,190,663
Geomet Inc.(a)	123,667	947,289
GMX Resources Inc.(a)	91,435	3,163,651
Goodrich Petroleum Corp.(a)	112,059	3,880,603
Grey Wolf Inc.(a)	1,436,884	11,839,924
Gulfport Energy Corp.(a)	142,504	2,847,230
Harvest Natural Resources Inc.(a)	271,563	3,234,315
Mariner Energy Inc.(a)	676,758	16,411,381
McMoRan Exploration Co.(a)	172,084	2,409,176
Meridian Resource Corp. (The)(a)	636,297	1,921,617
Oilsands Quest Inc.(a)	773,427	1,910,365
Parallel Petroleum Corp.(a)	301,206	6,596,411
Parker Drilling Co.(a)	870,387	9,173,879
Penn Virginia Corp.	295,818	11,891,884
PetroCorp Inc. Escrow(c)	26,106	3
Petrohawk Energy Corp.(a)	1,315,866	20,869,635
Petroleum Development Corp.(a)	112,939	5,362,344
PetroQuest Energy Inc.(a)	345,861	5,028,819
Pioneer Drilling Co.(a)	410,438	6,119,631
Rosetta Resources Inc.(a)	405,436	8,733,091
Stone Energy Corp.(a)	225,373	7,721,279
Sulphco Inc.(a)(b)	319,959	1,155,052
Swift Energy Co.(a)	233,962	10,004,215
Toreador Resources Corp.(a)	104,852	1,572,780
TXCO Resources Inc.(a)	239,290	2,459,901
VAALCO Energy Inc.(a)	421,206	2,034,425
Venoco Inc.(a)	88,724	1,656,477
Warren Resources Inc.(a)	395,776	4,622,664
Whiting Petroleum Corp.(a)	287,742	11,659,306

		313,969,505
OIL & GAS SERVICES—1.72%
Allis-Chalmers Energy Inc.(a)	185,532	4,265,381
Basic Energy Services Inc.(a)	322,714	8,251,797
Cal Dive International Inc.(a)	158,631	2,638,034
CARBO Ceramics Inc.	158,663	6,951,026
Complete Production Services Inc.(a)	336,157	8,689,658
Dawson Geophysical Co.(a)	56,467	3,470,462
Dril-Quip Inc.(a)	214,953	9,662,137
Flotek Industries Inc.(a)	65,727	3,940,334
Geokinetics Inc.(a)	48,396	1,501,728
Gulf Island Fabrication Inc.	83,364	2,892,731
Hanover Compressor Co.(a)	717,093	17,102,668
Hercules Offshore Inc.(a)	213,858	6,924,722
Horizon Offshore Inc.(a)	239,305	4,594,656
Hornbeck Offshore Services Inc.(a)	180,180	6,983,777
Input/Output Inc.(a)	555,754	8,675,320
Lufkin Industries Inc.	115,633	7,464,110
MarkWest Hydrocarbon Inc.	44,769	2,571,084
Matrix Service Co.(a)	176,824	4,394,076
NATCO Group Inc. Class A(a)	141,283	6,504,669
Newpark Resources Inc.(a)	740,345	5,737,674
Oil States International Inc.(a)	381,864	15,786,258

RPC Inc.	233,454	3,978,056
Superior Offshore International Inc.(a)	69,899	1,272,162
Superior Well Services Inc.(a)	118,318	3,006,460
T-3 Energy Services Inc.(a)	43,030	1,439,353
Trico Marine Services Inc.(a)	91,431	3,737,699
Union Drilling Inc.(a)	104,874	1,722,031
Universal Compression Holdings Inc.(a)	233,958	16,954,936
W-H Energy Services Inc.(a)	236,650	14,651,001
Willbros Group Inc.(a)	211,983	6,291,655

		192,055,655
PACKAGING & CONTAINERS—0.29%
AEP Industries Inc.(a)	51,095	2,299,786
Chesapeake Corp.	134,416	1,689,609
Graphic Packaging Corp.(a)	480,332	2,324,807
Greif Inc. Class A	258,161	15,388,977
Silgan Holdings Inc.	193,622	10,703,424

		32,406,603
PHARMACEUTICALS—3.13%
ACADIA Pharmaceuticals Inc.(a)	220,572	3,015,219
Adams Respiratory Therapeutics Inc.(a)	276,987	10,910,518
Akorn Inc.(a)	399,712	2,793,987
Alexza Pharmaceuticals Inc.(a)	137,104	1,133,850
Alkermes Inc.(a)	781,637	11,411,900
Allos Therapeutics Inc.(a)	303,833	1,342,942
Alnylam Pharmaceuticals Inc.(a)	233,924	3,553,306
Alpharma Inc. Class A	336,147	8,743,183
Altus Pharmaceuticals Inc.(a)	153,257	1,768,586
Amicus Therapeutics Inc.(a)	40,340	463,910
Animal Health International Inc.(a)	86,043	1,246,763
Array BioPharma Inc.(a)	340,994	3,979,400
Auxilium Pharmaceuticals Inc.(a)	203,058	3,236,745
Bentley Pharmaceuticals Inc.(a)	145,208	1,762,825
Biodel Inc.(a)	40,340	798,732
Bioenvision Inc.(a)	397,019	2,294,770
BioMarin Pharmaceutical Inc.(a)	743,988	13,347,145
Bionovo Inc.(a)	319,948	1,234,999
Bradley Pharmaceuticals Inc.(a)	86,110	1,869,448
Cadence Pharmaceuticals Inc.(a)	110,222	1,336,993
Caraco Pharmaceutical Laboratories Ltd.(a)	77,988	1,183,858
Cubist Pharmaceuticals Inc.(a)	440,132	8,675,002
CV Therapeutics Inc.(a)	485,635	6,415,238
Cypress Bioscience Inc.(a)	236,616	3,137,528
Cytrx Corp.(a)	622,864	1,943,336
Dendreon Corp.(a)(b)	607,743	4,302,820
Discovery Laboratories Inc.(a)	590,563	1,671,293
DURECT Corp.(a)	499,187	1,921,870
Emergent BioSolutions Inc.(a)	37,635	387,640
HealthExtras Inc.(a)	244,726	7,238,995
Idenix Pharmaceuticals Inc.(a)	172,062	1,015,166
I-Flow Corp.(a)	150,574	2,520,609
Indevus Pharmaceuticals Inc.(a)	434,648	2,925,181
Isis Pharmaceuticals Inc.(a)	676,767	6,551,105
Javelin Pharmaceuticals Inc.(a)	309,210	1,914,010
K-V Pharmaceutical Co. Class A(a)	263,306	7,172,455
Ligand Pharmaceuticals Inc. Class B	658,793	4,532,496
Mannatech Inc.(b)	118,316	1,880,041
MannKind Corp.(a)	301,301	3,715,041
Medarex Inc.(a)	977,947	13,974,863

Medicines Co. (The)(a)	411,467	7,250,049
Medicis Pharmaceutical Corp. Class A	432,041	13,194,532
MGI PHARMA INC.(a)	620,287	13,875,820
Nabi Biopharmaceuticals(a)	434,655	1,999,413
Nastech Pharmaceutical Co. Inc.(a)(b)	188,221	2,053,491
Neurocrine Biosciences Inc.(a)	276,947	3,110,115
Neurogen Corp.(a)	217,763	1,445,946
Noven Pharmaceuticals Inc.(a)	208,040	4,878,538
Obagi Medical Products Inc.(a)	40,335	714,736
Onyx Pharmaceuticals Inc.(a)	380,510	10,235,719
OSI Pharmaceuticals Inc.(a)	448,178	16,228,525
Osiris Therapeutics Inc.(a)	86,025	1,162,198
Pain Therapeutics Inc.(a)	258,114	2,248,173
Par Pharmaceutical Companies Inc.(a)	287,760	8,123,465
Penwest Pharmaceuticals Co.(a)	155,920	1,944,322
Perrigo Co.	596,082	11,671,286
PetMed Express Inc.(a)	161,340	2,071,606
Pharmion Corp.(a)	211,764	6,130,568
Poniard Pharmaceuticals Inc.(a)	172,090	1,170,212
POZEN Inc.(a)	185,528	3,352,491
Progenics Pharmaceuticals Inc.(a)	172,089	3,711,960
Rigel Pharmaceuticals Inc.(a)	212,396	1,892,448
Salix Pharmaceuticals Ltd.(a)	395,902	4,869,595
Santarus Inc.(a)	362,972	1,876,565
Sciele Pharma Inc.(a)	289,071	6,810,513
Sirtris Pharmaceuticals Inc.(a)	43,018	424,588
Somaxon Pharmaceuticals Inc.(a)	69,898	849,960
Synta Pharmaceuticals Corp.(a)	40,340	334,822
Synutra International Inc.(a)	21,492	436,503
Tanox Inc.(a)	180,144	3,496,595
Tiens Biotech Group (USA) Inc.(a)	29,585	113,311
Trubion Pharmaceuticals Inc.(a)	61,838	1,291,177
United Therapeutics Corp.(a)	161,351	10,287,740
USANA Health Sciences Inc.(a)(b)	64,539	2,887,475
Valeant Pharmaceuticals International	738,610	12,327,401
Vanda Pharmaceuticals Inc.(a)	193,592	3,922,174
ViroPharma Inc.(a)	563,992	7,783,090
VIVUS Inc.(a)	418,521	2,188,865
XenoPort Inc.(a)	173,619	7,712,156
Zymogenetics Inc.(a)	327,809	4,789,289

		350,191,200
REAL ESTATE—0.17%
Avatar Holdings Inc.(a)	43,024	3,310,267
Consolidated-Tomoka Land Co.	43,023	2,981,064
Grubb & Ellis Co.(a)	107,534	1,247,394
HFF Inc. Class A(a)	123,695	1,918,509
Meruelo Maddux Properties Inc.(a)	322,631	2,632,669
Resource Capital Corp.	158,636	2,217,731
Stratus Properties Inc.(a)	37,646	1,298,787
Tarragon Corp.(a)	94,091	796,010
Thomas Properties Group Inc.	167,337	2,674,045

		19,076,476
REAL ESTATE INVESTMENT TRUSTS—6.45%
Acadia Realty Trust	259,753	6,740,590
Affordable Residential Communities Inc.(a)	344,162	4,067,995
Agree Realty Corp.	64,549	2,017,156
Alesco Financial Inc.	396,359	3,222,399
Alexander’s Inc.(a)	15,915	6,433,639

Alexandria Real Estate Equities Inc.	228,580	22,131,116
American Campus Communities Inc.	169,752	4,802,284
American Financial Realty Trust	1,015,604	10,481,033
American Home Mortgage Investment Corp.(b)	387,260	7,117,839
Anthracite Capital Inc.	428,136	5,009,191
Anworth Mortgage Asset Corp.	323,835	2,930,707
Arbor Realty Trust Inc.	79,816	2,060,051
Ashford Hospitality Trust Inc.	824,668	9,698,096
Associated Estates Realty Corp.	104,840	1,634,456
BioMed Realty Trust Inc.	507,338	12,744,331
BRT Realty Trust	44,360	1,153,804
Capital Lease Funding Inc.	311,959	3,353,559
Capital Trust Inc. Class A	97,899	3,342,272
CBRE Realty Finance Inc.	207,026	2,461,539
Cedar Shopping Centers Inc.	369,842	5,307,233
Corporate Office Properties Trust	303,878	12,462,037
Cousins Properties Inc.	320,025	9,283,925
Crescent Real Estate Equities Co.	614,907	13,798,513
Crystal River Capital Inc.	182,537	4,431,998
DCT Industrial Trust Inc.	1,307,801	14,071,939
Deerfield Triarc Capital Corp.	422,613	6,182,828
DiamondRock Hospitality Co.	733,231	13,990,047
Digital Realty Trust Inc.	413,218	15,570,054
EastGroup Properties Inc.	185,555	8,131,020
Education Realty Trust Inc.	197,673	2,773,352
Entertainment Properties Trust	214,058	11,512,039
Equity Inns Inc.	436,838	9,785,171
Equity Lifestyle Properties Inc.	163,991	8,558,690
Equity One Inc.	295,351	7,546,218
Extra Space Storage Inc.	512,745	8,460,292
FelCor Lodging Trust Inc.	483,136	12,576,030
First Industrial Realty Trust Inc.	352,282	13,654,450
First Potomac Realty Trust	175,830	4,095,081
Franklin Street Properties Corp.	477,687	7,900,943
Getty Realty Corp.	123,966	3,257,826
Glimcher Realty Trust	298,009	7,450,225
GMH Communities Trust	223,158	2,162,401
Gramercy Capital Corp.	139,825	3,850,780
Healthcare Realty Trust Inc.	379,190	10,533,898
Hersha Hospitality Trust	292,734	3,460,116
Highland Hospitality Corp.	488,541	9,379,987
Highwoods Properties Inc.	440,108	16,504,050
Home Properties Inc.	258,161	13,406,301
Impac Mortgage Holdings Inc.	539,501	2,487,100
Inland Real Estate Corp.	469,045	7,964,384
Innkeepers USA Trust	398,859	7,071,770
Investors Real Estate Trust	349,541	3,610,759
JER Investors Trust Inc.	190,910	2,863,650
Kite Realty Group Trust	150,569	2,863,822
LaSalle Hotel Properties	311,945	13,544,652
Lexington Realty Trust	512,717	10,664,514
LTC Properties Inc.	198,952	4,526,158
Luminent Mortgage Capital Inc.	335,498	3,385,175
Maguire Properties Inc.	293,126	10,063,016
Medical Properties Trust Inc.	413,445	5,469,877
MFA Mortgage Investments Inc.	590,833	4,301,264
Mid-America Apartment Communities Inc.	202,575	10,631,136
Mission West Properties Inc.	137,116	1,911,397
National Health Investors Inc.	185,563	5,886,058
National Retail Properties Inc.	518,098	11,325,622

Nationwide Health Properties Inc.	692,893	18,846,690
Newcastle Investment Corp.	322,703	8,090,164
NorthStar Realty Finance Corp.	502,221	6,282,785
NovaStar Financial Inc.(b)	271,558	1,895,475
Omega Healthcare Investors Inc.	526,172	8,329,303
Parkway Properties Inc.	129,697	6,229,347
Pennsylvania Real Estate Investment Trust	250,094	11,086,667
Post Properties Inc.	338,837	17,663,573
PS Business Parks Inc.	127,920	8,106,290
Quadra Realty Trust Inc.(a)	118,301	1,479,946
RAIT Financial Trust	491,204	12,781,128
Ramco-Gershenson Properties Trust	136,223	4,894,492
Realty Income Corp.	784,325	19,757,147
Redwood Trust Inc.	164,041	7,936,304
Republic Property Trust	182,823	2,239,582
Saul Centers Inc.	80,671	3,658,430
Senior Housing Properties Trust	649,866	13,224,773
Sovran Self Storage Inc.	153,667	7,400,603
Spirit Finance Corp.	886,515	12,907,658
Strategic Hotels & Resorts Inc.	577,259	12,982,555
Sun Communities Inc.	118,312	3,522,148
Sunstone Hotel Investors Inc.	483,135	13,716,203
Tanger Factory Outlet Centers Inc.	242,025	9,063,836
Universal Health Realty Income Trust	86,043	2,865,232
Urstadt Biddle Properties Inc. Class A	147,870	2,515,269
U-Store-It Trust	341,723	5,600,840
Washington Real Estate Investment Trust	349,593	11,886,162
Winston Hotels Inc.	180,123	2,701,845
Winthrop Realty Trust Inc.	353,633	2,443,604

		720,177,906
RETAIL—6.20%
AC Moore Arts & Crafts Inc.(a)	153,274	3,005,703
Aeropostale Inc.(a)	400,688	16,700,676
AFC Enterprises Inc.(a)	248,486	4,296,323
Applebee’s International Inc.	579,948	13,976,747
Asbury Automotive Group Inc.	210,584	5,254,071
Bebe Stores Inc.	180,139	2,884,025
Big 5 Sporting Goods Corp.	164,684	4,199,442
BJ’s Restaurants Inc.(a)	120,988	2,388,303
Blockbuster Inc. Class A(a)	1,567,333	6,755,205
Bob Evans Farms Inc.	276,985	10,206,897
Bon-Ton Stores Inc. (The)	75,287	3,015,997
Books-A-Million Inc.	110,245	1,867,550
Borders Group Inc.	456,249	8,696,106
Brown Shoe Co. Inc.	354,596	8,623,775
Buckle Inc. (The)	102,173	4,025,616
Buffalo Wild Wings Inc.(a)	118,322	4,921,012
Build-A-Bear Workshop Inc.(a)	118,317	3,092,806
Cabela’s Inc. Class A(a)	313,861	6,945,744
Cache Inc.(a)	80,642	1,070,119
California Pizza Kitchen Inc.(a)	242,561	5,210,210
Carrols Restaurant Group Inc.(a)	75,294	1,148,234
Casey’s General Store Inc.	392,621	10,702,848
Cash America International Inc.	222,682	8,829,341
Casual Male Retail Group Inc.(a)	263,504	2,661,390
Cato Corp. Class A	249,034	5,463,806
CBRL Group Inc.	197,614	8,394,643
CEC Entertainment Inc.(a)	223,203	7,856,746
Charlotte Russe Holding Inc.(a)	210,805	5,664,330

Charming Shoppes Inc.(a)	961,813	10,416,435
Children’s Place Retail Stores Inc. (The)(a)	168,577	8,705,316
Chipotle Mexican Grill Inc. Class B(a)	255,473	20,087,842
Christopher & Banks Corp.	297,285	5,098,438
Citi Trends Inc.(a)	115,157	4,371,360
CKE Restaurants Inc.	488,515	9,804,496
Conn’s Inc.(a)(b)	88,731	2,534,157
CSK Auto Corp.(a)	359,573	6,616,143
Deb Shops Inc.	40,341	1,115,429
Denny’s Corp.(a)	665,633	2,962,067
Domino’s Pizza Inc.	357,616	6,533,644
Dress Barn Inc.(a)	380,001	7,797,621
DSW Inc. Class A(a)	137,044	4,771,872
Eddie Bauer Holdings Inc.(a)	225,867	2,902,391
EZCORP Inc.(a)	265,590	3,516,412
Finish Line Inc. (The) Class A	309,210	2,816,903
First Cash Financial Services Inc.(a)	193,599	4,537,961
Fred’s Inc.	289,341	3,871,383
Gander Mountain Co.(a)	45,728	519,013
Genesco Inc.(a)	181,536	9,496,148
Group 1 Automotive Inc.	197,680	7,974,411
Guitar Center Inc.(a)	228,580	13,671,370
Haverty Furniture Companies Inc.	147,891	1,725,888
Hibbett Sports Inc.(a)	250,105	6,847,875
Hot Topic Inc.(a)	317,775	3,454,214
IHOP Corp.	140,627	7,654,328
Insight Enterprises Inc.(a)	381,877	8,618,964
J. Crew Group Inc.(a)	301,186	16,291,151
Jack in the Box Inc.(a)	242,025	17,169,254
Jamba Inc.(a)	376,427	3,440,543
Jo-Ann Stores Inc.(a)	206,484	5,870,340
Jos. A. Bank Clothiers Inc.(a)	145,227	6,022,564
Kenneth Cole Productions Inc. Class A	75,293	1,859,737
Krispy Kreme Doughnuts Inc.(a)	470,525	4,357,062
Landry’s Restaurants Inc.	123,027	3,722,797
Lithia Motors Inc. Class A	112,922	2,861,443
Longs Drug Stores Corp.	255,471	13,417,337
MarineMax Inc.(a)	118,306	2,368,486
McCormick & Schmick’s Seafood Restaurants Inc.(a)	102,903	2,669,304
Men’s Wearhouse Inc. (The)	421,286	21,515,076
Morton’s Restaurant Group Inc.(a)	77,975	1,412,127
Movado Group Inc.	131,765	4,445,751
New York & Co. Inc.(a)	145,165	1,591,008
99 Cents Only Stores(a)	341,829	4,481,378
Nu Skin Enterprises Inc. Class A	409,925	6,763,763
O’Charley’s Inc.	172,079	3,469,113
P.F. Chang’s China Bistro Inc.(a)(b)	210,750	7,418,400
Pacific Sunwear of California Inc.(a)	544,988	11,989,736
Pantry Inc. (The)(a)	172,094	7,933,533
Papa John’s International Inc.(a)	180,387	5,187,930
Payless ShoeSource Inc.(a)	507,340	16,006,577
PC Connection Inc.(a)	59,133	782,921
Pep Boys - Manny, Moe & Jack Inc.	343,506	6,925,081
Pier 1 Imports Inc.	650,111	5,519,442
PriceSmart Inc.	102,185	2,527,035
Rare Hospitality International Inc.(a)	227,468	6,089,318
Red Robin Gourmet Burgers Inc.(a)	122,027	4,926,230
Regis Corp.	344,216	13,166,262
Retail Ventures Inc.(a)	198,964	3,209,289

Ruby Tuesday Inc.	428,983	11,295,122
Rush Enterprises Inc. Class A(a)	166,717	3,621,093
Ruth’s Chris Steak House Inc.(a)	139,821	2,375,559
Sally Beauty Co. Inc.(a)	765,025	6,885,225
School Specialty Inc.(a)	174,672	6,190,376
Select Comfort Corp.(a)	406,565	6,594,484
Shoe Carnival Inc.(a)	67,215	1,847,740
Sonic Automotive Inc.	249,690	7,233,519
Sonic Corp.(a)	523,485	11,579,488
Stage Stores Inc.	346,925	7,271,548
Steak n Shake Co. (The)(a)	204,343	3,410,485
Stein Mart Inc.	189,008	2,317,238
Syms Corp.(a)	51,090	1,008,006
Systemax Inc.	75,283	1,566,639
Talbots Inc. (The)	169,395	4,239,957
Texas Roadhouse Inc. Class A(a)	386,524	4,943,642
Triarc Companies Inc. Class B	507,473	7,967,326
Tuesday Morning Corp.	217,791	2,691,897
Tween Brands Inc.(a)	239,341	10,674,609
Under Armour Inc. Class A(a)	185,420	8,464,423
West Marine Inc.(a)	104,857	1,442,832
Wet Seal Inc. Class A(a)	607,915	3,653,569
World Fuel Services Corp.	230,200	9,682,212
Zale Corp.(a)	392,655	9,349,116
Zumiez Inc.(a)	139,849	5,283,495

		693,279,334
SAVINGS & LOANS—1.35%
Abington Bancorp Inc.	83,902	801,268
Anchor BanCorp Wisconsin Inc.	165,957	4,346,414
BankAtlantic Bancorp Inc. Class A	325,341	2,801,186
BankFinancial Corp.	169,395	2,617,153
BankUnited Financial Corp. Class A	234,408	4,704,569
Berkshire Hills Bancorp Inc.	69,921	2,203,211
Brookline Bancorp Inc.	515,209	5,930,056
Clifton Savings Bancorp Inc.	75,260	815,818
Dime Community Bancshares Inc.	181,051	2,388,063
Downey Financial Corp.	164,040	10,823,359
First Financial Holdings Inc.	101,902	3,333,214
First Niagara Financial Group Inc.	835,419	10,943,989
First Place Financial Corp.	126,371	2,668,956
FirstFed Financial Corp.(a)	129,081	7,322,765
Flagstar Bancorp Inc.	374,753	4,515,774
Flushing Financial Corp.	147,385	2,367,003
Franklin Bank Corp.(a)	174,778	2,604,192
Investors Bancorp Inc.(a)	423,708	5,690,398
Kearny Financial Corp.	146,269	1,971,706
KNBT Bancorp Inc.	195,684	2,876,555
MAF Bancorp Inc.	255,471	13,861,856
NASB Financial Inc.	26,886	904,714
NewAlliance Bancshares Inc.	881,137	12,970,337
Northwest Bancorp Inc.	137,138	3,584,787
Oritani Financial Corp.(a)	88,731	1,267,966
Partners Trust Financial Group Inc.	311,888	3,274,824
PFF Bancorp Inc.	180,160	5,031,869
Provident Financial Services Inc.	526,196	8,292,849
Provident New York Bancorp	308,023	4,161,391
Rockville Financial Inc.	72,615	1,096,487
Roma Financial Corp.	69,899	1,158,226
TierOne Corp.	152,717	4,596,782

United Community Financial Corp.	188,199	1,878,226
ViewPoint Financial Group	75,266	1,295,328
Wauwatosa Holdings Inc.(a)	67,210	1,111,653
Westfield Financial Inc.	80,675	804,330
WSFS Financial Corp.	51,100	3,343,473

		150,360,747
SEMICONDUCTORS—3.25%
Actel Corp.(a)	182,821	2,543,040
Advanced Analogic Technologies Inc.(a)	268,858	2,607,923
AMIS Holdings Inc.(a)	538,859	6,746,515
Amkor Technology Inc.(a)	811,216	12,776,652
ANADIGICS Inc.(a)	475,109	6,551,753
Applied Micro Circuits Corp.(a)	2,333,859	5,834,648
Asyst Technologies Inc.(a)	352,217	2,546,529
ATMI Inc.(a)	279,167	8,375,010
Axcelis Technologies Inc.(a)	843,008	5,471,122
Brooks Automation Inc.(a)	593,404	10,770,283
Cabot Microelectronics Corp.(a)	192,356	6,826,714
Cavium Networks Inc.(a)	45,701	1,033,757
Cirrus Logic Inc.(a)	727,306	6,036,640
Cohu Inc.	164,012	3,649,267
Conexant Systems Inc.(a)	4,052,599	5,592,587
Credence Systems Corp.(a)	724,956	2,609,842
Diodes Inc.(a)	150,585	6,289,935
DSP Group Inc.(a)	207,523	4,247,996
Emulex Corp.(a)	663,313	14,486,756
Entegris Inc.(a)	1,050,556	12,480,605
Exar Corp.(a)	259,155	3,472,677
FormFactor Inc.(a)	371,107	14,213,398
Genesis Microchip Inc.(a)	260,793	2,441,022
Hittite Microwave Corp.(a)	121,000	5,170,330
IPG Photonics Corp.(a)	64,651	1,289,787
IXYS Corp.(a)	190,910	1,594,099
Kulicke & Soffa Industries Inc.(a)	483,560	5,062,873
Lattice Semiconductor Corp.(a)	840,393	4,807,048
LTX Corp.(a)	442,714	2,461,490
Mattson Technology Inc.(a)	380,470	3,690,559
Micrel Inc.	456,421	5,805,675
Microsemi Corp.(a)	590,702	14,147,313
Microtune Inc.(a)	372,787	1,949,676
MIPS Technologies Inc. Class A(a)	305,409	2,684,545
MKS Instruments Inc.(a)	392,620	10,875,574
Monolithic Power Systems Inc.(a)	168,123	2,933,746
NetLogic Microsystems Inc.(a)	138,313	4,403,886
OmniVision Technologies Inc.(a)	441,046	7,987,343
ON Semiconductor Corp.(a)	1,885,976	20,217,663
Pericom Semiconductor Corp.(a)	180,128	2,010,228
Photronics Inc.(a)	305,600	4,547,328
PLX Technology Inc.(a)	198,948	2,220,260
PMC-Sierra Inc.(a)	1,660,085	12,832,457
Rudolph Technologies Inc.(a)	208,920	3,470,161
Semitool Inc.(a)	150,547	1,446,757
Semtech Corp.(a)	563,813	9,770,879
Silicon Image Inc.(a)	719,608	6,174,237
SiRF Technology Holdings Inc.(a)	415,917	8,626,119
Skyworks Solutions Inc.(a)	1,267,519	9,316,265
Spansion Inc. Class A(a)	714,440	7,930,284
Standard Microsystems Corp.(a)	169,402	5,817,265
Supertex Inc.(a)	83,353	2,612,283

Syntax-Brillian Corp.(a)	399,673	1,966,391
Techwell Inc.(a)	96,770	1,267,687
Tessera Technologies Inc.(a)	371,106	15,048,348
TriQuint Semiconductor Inc.(a)	1,148,381	5,810,808
Ultra Clean Holdings Inc.(a)	137,126	1,917,021
Ultratech Inc.(a)	172,090	2,293,960
Veeco Instruments Inc.(a)	228,550	4,740,127
Volterra Semiconductor Corp.(a)	155,951	2,214,504
Zoran Corp.(a)	400,754	8,031,110

		362,750,757
SOFTWARE—3.57%
Actuate Corp.(a)	429,265	2,914,709
Advent Software Inc.(a)	139,831	4,551,499
Allscripts Healthcare Solutions Inc.(a)	432,049	11,008,609
American Reprographics Co.(a)	233,965	7,203,782
ANSYS Inc.(a)	601,460	15,938,690
Aspen Technology Inc.(a)	687,522	9,625,308
Avid Technology Inc.(a)	322,705	11,407,622
Blackbaud Inc.	355,152	7,841,756
Blackboard Inc.(a)	214,332	9,027,664
Borland Software Corp.(a)	517,995	3,076,890
Bottomline Technologies Inc.(a)	158,641	1,959,216
CommVault Systems Inc.(a)	298,487	5,154,870
Computer Programs & Systems Inc.	64,527	1,999,046
Concur Technologies Inc.(a)	305,343	6,977,088
CSG Systems International Inc.(a)	336,147	8,911,257
Digi International Inc.(a)	177,577	2,617,485
DivX Inc.(a)	172,089	2,581,335
Double-Take Software Inc.(a)	61,845	1,014,876
Eclipsys Corp.(a)	363,058	7,188,548
eFunds Corp.(a)	368,419	13,001,507
Epicor Software Corp.(a)	467,036	6,944,825
EPIQ Systems Inc.(a)	175,176	2,830,844
FalconStor Software Inc.(a)	223,034	2,353,009
Glu Mobile Inc.(a)	45,690	635,091
Guidance Software Inc.(a)	18,809	265,207
Infocrossing Inc.(a)	164,025	3,029,542
Informatica Corp.(a)	687,532	10,154,848
infoUSA Inc.	228,530	2,335,577
Innerworkings Inc.(a)	163,659	2,621,817
InPhonic Inc.(a)	182,843	852,048
Interactive Intelligence Inc.(a)	99,497	2,049,638
Inter-Tel Inc.	161,330	3,860,627
INVESTools Inc.(a)	377,914	3,764,023
JDA Software Group Inc.(a)	184,961	3,630,784
Lawson Software Inc.(a)	1,015,605	10,044,333
ManTech International Corp. Class A(a)	160,873	4,959,715
MicroStrategy Inc. Class A(a)	72,604	6,860,352
Midway Games Inc.(a)(b)	166,700	1,060,212
MSC Software Corp.(a)	319,866	4,330,986
Nuance Communications Inc.(a)	1,023,663	17,125,882
Omnicell Inc.(a)	277,851	5,773,744
Omniture Inc.(a)	235,681	5,401,809
OpenTV Corp.(a)	655,090	1,388,791
Packeteer Inc.(a)	255,421	1,994,838
Parametric Technology Corp.(a)	891,893	19,273,808
PDF Solutions Inc.(a)	161,319	1,908,404
Pegasystems Inc.	102,186	1,116,893
Phase Forward Inc.(a)	339,657	5,716,427

Progress Software Corp.(a)	325,407	10,344,689
QAD Inc.	104,863	870,363
Quality Systems Inc.	143,114	5,434,039
Quest Software Inc.(a)	544,157	8,809,902
Renaissance Learning Inc.(b)	69,926	919,527
Schawk Inc.	102,164	2,045,323
SeaChange International Inc.(a)	207,019	1,606,467
Smith Micro Software Inc.(a)	215,103	3,239,451
Solera Holdings Inc.(a)	193,598	3,751,929
SourceForge Inc.(a)	474,961	2,004,335
SPSS Inc.(a)	145,221	6,410,055
Sybase Inc.(a)	709,028	16,938,679
Synchronoss Technologies Inc.(a)	157,162	4,611,133
SYNNEX Corp.(a)	115,612	2,382,763
Take-Two Interactive Software Inc.(a)	566,502	11,313,045
Taleo Corp. Class A(a)	115,736	2,607,532
THQ Inc.(a)	518,095	15,812,259
Transaction Systems Architects Inc. Class A(a)	293,132	9,866,823
Trident Microsystems Inc.(a)	448,188	8,224,250
Ultimate Software Group Inc.(a)	181,680	5,256,002
Unica Corp.(a)	67,211	1,108,982
Visual Sciences Inc.(a)	142,493	2,204,367
Wind River Systems Inc.(a)	609,928	6,709,208

		398,756,954
STORAGE & WAREHOUSING—0.07%
Mobile Mini Inc.(a)	282,373	8,245,292

		8,245,292
TELECOMMUNICATIONS—4.59%
Acme Packet Inc.(a)	164,023	1,884,624
Adaptec Inc.(a)	846,381	3,224,712
ADTRAN Inc.	456,244	11,848,657
Aeroflex Inc.(a)	588,030	8,332,385
Alaska Communications Systems Group Inc.	355,305	5,628,031
Anaren Inc.(a)	126,378	2,225,517
Andrew Corp.(a)	1,209,216	17,461,079
Anixter International Inc.(a)	239,336	18,000,461
Arris Group Inc.(a)	846,176	14,884,236
Aruba Networks Inc.(a)	56,462	1,134,886
Atheros Communications Inc.(a)	429,353	13,241,247
Atlantic Tele-Network Inc.	64,522	1,847,910
Avanex Corp.(a)	1,377,434	2,479,381
BigBand Networks Inc.(a)	80,642	1,057,217
Black Box Corp.	143,306	5,930,002
Cbeyond Inc.(a)	161,354	6,213,743
C-COR Inc.(a)	412,022	5,793,029
Centennial Communications Corp.(a)	169,385	1,607,464
Cincinnati Bell Inc.(a)	1,923,625	11,118,553
Comtech Telecommunications Corp.(a)	188,038	8,728,724
Consolidated Communications Holdings Inc.	142,504	3,220,590
CPI International Inc.(a)	51,083	1,012,976
CT Communications Inc.	166,748	5,087,481
Ditech Networks Inc.(a)	236,606	1,937,803
Dobson Communications Corp. Class A(a)	1,136,611	12,627,748
EMS Technologies Inc.(a)	106,892	2,358,038
Eschelon Telecom Inc.(a)	80,671	2,387,862
Extreme Networks Inc.(a)	849,369	3,439,944
FairPoint Communications Inc.	257,129	4,564,040
FiberTower Corp.(a)	736,496	3,189,028

Finisar Corp.(a)	2,135,273	8,071,332
Foundry Networks Inc.(a)	1,131,230	18,846,292
General Communication Inc. Class A(a)	441,041	5,649,735
GeoEye Inc.(a)	129,066	2,804,604
Global Crossing Ltd.(a)	172,425	3,255,384
Globalstar Inc.(a)(b)	142,508	1,474,958
Golden Telecom Inc.	121,012	6,656,870
Harmonic Inc.(a)	656,643	5,824,423
Harris Stratex Networks Inc.(a)	180,511	3,245,588
Hughes Communications Inc.(a)	45,707	2,384,991
Hungarian Telephone and Cable Corp.(a)	16,111	322,381
Hypercom Corp.(a)	372,792	2,203,201
ICO Global Communications (Holdings) Ltd.(a)	725,006	2,523,021
IDT Corp. Class B	356,550	3,679,596
InterDigital Communications Corp.(a)	365,731	11,765,566
Iowa Telecommunications Services Inc.	260,766	5,927,211
iPCS Inc.	143,436	4,858,177
Ixia(a)	310,617	2,876,313
Knology Inc.(a)	185,872	3,228,597
Loral Space & Communications Inc.(a)	86,047	4,240,396
MasTec Inc.(a)	311,123	4,921,966
MRV Communications Inc.(a)	891,706	2,898,045
NETGEAR Inc.(a)	278,301	10,088,411
Network Equipment Technologies Inc.(a)	180,123	1,718,373
Newport Corp.(a)	255,438	3,954,180
NextWave Wireless Inc.(a)	185,500	1,548,925
North Pittsburgh Systems Inc.	103,559	2,200,629
Novatel Wireless Inc.(a)	224,889	5,851,612
NTELOS Holdings Corp.	204,907	5,663,629
Oplink Communications Inc.(a)	155,936	2,339,040
Opnext Inc.(a)	137,132	1,815,628
Optium Corp.(a)	94,118	1,190,593
ORBCOMM Inc.(a)	190,905	3,132,751
PAETEC Holding Corp.(a)	574,076	6,481,318
Plantronics Inc.	379,187	9,942,283
Polycom Inc.(a)	711,717	23,913,691
Powerwave Technologies Inc.(a)	1,056,824	7,080,721
Preformed Line Products Co.	26,112	1,253,637
Premiere Global Services Inc.(a)	572,829	7,458,234
RCN Corp.(a)	256,805	4,825,366
RF Micro Devices Inc.(a)	1,522,967	9,503,314
Rural Cellular Corp. Class A(a)	91,424	4,005,285
SAVVIS Inc.(a)	212,444	10,518,102
Shenandoah Telecommunications Co.	64,550	3,281,077
Sirenza Microdevices Inc.(a)	281,827	3,345,286
Sonus Networks Inc.(a)	1,961,273	16,710,046
SureWest Communications	107,556	2,929,825
Switch & Data Facilities Co. Inc.(a)	86,025	1,650,820
Sycamore Networks Inc.(a)	1,517,034	6,098,477
Symmetricom Inc.(a)	328,159	2,756,536
Syniverse Holdings Inc.(a)	196,276	2,524,109
Tekelec(a)	491,168	7,082,643
3Com Corp.(a)	3,021,669	12,479,493
Time Warner Telecom Inc. Class A(a)	1,123,161	22,575,536

USA Mobility Inc.(a)	168,015	4,496,081
UTStarcom Inc.(a)	771,612	4,328,743
Veraz Networks Inc.(a)	64,527	420,716
Viasat Inc.(a)	201,202	6,458,584
Vonage Holdings Corp.(a)	456,146	1,418,614

		513,168,323

TEXTILES—0.11%
G&K Services Inc. Class A	174,133	6,879,995
UniFirst Corp.	120,916	5,326,350

		12,206,345
TOYS, GAMES & HOBBIES—0.26%
JAKKS Pacific Inc.(a)	208,125	5,856,638
LeapFrog Enterprises Inc.(a)	244,666	2,507,827
Marvel Entertainment Inc.(a)	423,981	10,803,036
RC2 Corp.(a)	171,259	6,852,073
Topps Co. Inc. (The)	244,677	2,571,555

		28,591,129
TRANSPORTATION—1.99%
ABX Air Inc.(a)	420,719	3,390,995
American Commercial Lines Inc.(a)	483,134	12,585,641
Arkansas Best Corp.	174,797	6,811,839
Arlington Tankers Ltd.	94,103	2,698,874
Atlas Air Worldwide Holdings Inc.(a)	99,491	5,864,000
Bristow Group Inc.(a)	153,274	7,594,727
Celadon Group Inc.(a)	169,390	2,693,301
Double Hull Tankers Inc.	153,258	2,389,292
Dynamex Inc.(a)	75,282	1,921,949
Eagle Bulk Shipping Inc.	339,147	7,600,284
EGL Inc.(a)	258,162	11,999,370
Florida East Coast Industries Inc.	287,743	23,876,914
Forward Air Corp.	236,652	8,067,467
Genco Shipping & Trading Ltd.	147,548	6,087,830
General Maritime Corp.	228,595	6,121,774
Genesee & Wyoming Inc. Class A(a)	279,683	8,345,741
Golar LNG Ltd.	253,711	4,226,825
GulfMark Offshore Inc.(a)	171,490	8,783,718
Heartland Express Inc.	468,151	7,630,861
Horizon Lines Inc. Class A	263,546	8,633,767
Hub Group Inc. Class A(a)	307,704	10,818,873
Knight Transportation Inc.	455,687	8,831,214
Knightsbridge Tankers Ltd.	123,684	3,773,599
Marten Transport Ltd.(a)	115,628	2,082,460
Nordic American Tanker Shipping Ltd.	215,149	8,786,685
Old Dominion Freight Line Inc.(a)	220,484	6,647,593
Pacer International Inc.	300,808	7,075,004
Patriot Transportation Holding Inc.(a)	16,143	1,399,598
PHI Inc.(a)	96,790	2,883,374
Saia Inc.(a)	100,585	2,741,947
Ship Finance International Ltd.	256,549	7,614,374
TBS International Ltd.(a)	32,257	916,099
Ultrapetrol (Bahamas) Ltd.(a)	112,933	2,676,512
Universal Truckload Services Inc.(a)	34,936	694,178
Werner Enterprises Inc.	376,569	7,587,865

		221,854,544
TRUCKING & LEASING—0.14%
AMERCO(a)	86,652	6,542,226
Greenbrier Companies Inc. (The)(b)	118,311	3,575,358
Interpool Inc.	83,358	2,242,330
TAL International Group Inc.	123,694	3,674,949

		16,034,863

WATER—0.22%
American States Water Co.	124,508	4,428,750
California Water Service Group	160,163	6,004,511
Consolidated Water Co. Inc. Ltd.	102,168	2,994,544
PICO Holdings Inc.(a)	112,934	4,885,525
SJW Corp.	109,476	3,645,551
Southwest Water Co.	165,541	2,113,959

		24,072,840

TOTAL COMMON STOCKS
(Cost: $11,276,038,692)		11,174,738,504

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.77%

MONEY MARKET FUNDS—0.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	21,680,130	21,680,130
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	64,229,280	64,229,280

		85,909,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,909,410)		85,909,410

TOTAL INVESTMENTS IN SECURITIES—100.77%
(Cost: $11,361,948,102)		11,260,647,914
Other Assets, Less Liabilities—(0.77)%		(86,192,584)

NET ASSETS—100.00%		$11,174,455,330

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.46%
Catalina Marketing Corp.	128,349	$4,042,993
Gaiam Inc.(a)	54,741	997,928
Greenfield Online Inc.(a)	91,138	1,450,006
inVentiv Health Inc.(a)	130,618	4,781,925
Marchex Inc. Class B	91,603	1,494,961
ValueVision Media Inc. Class A(a)	108,507	1,228,299

		13,996,112
AEROSPACE & DEFENSE—1.24%
AAR Corp.(a)	146,037	4,820,681
AeroVironment Inc.(a)	29,141	600,596
Argon ST Inc.(a)	21,023	487,944
Curtiss-Wright Corp.	87,573	4,081,778
EDO Corp.	5,227	171,811
Esterline Technologies Corp.(a)	21,504	1,038,858
GenCorp Inc.(a)	235,093	3,072,666
HEICO Corp.	107,288	4,514,679
Innovative Solutions and Support Inc.(a)	53,188	1,235,025
Kaman Corp.	34,643	1,080,515
Moog Inc. Class A(a)	39,743	1,753,064
MTC Technologies Inc.(a)	10,346	254,098
Orbital Sciences Corp.(a)	210,722	4,427,269
Teledyne Technologies Inc.(a)	124,073	5,701,154
TransDigm Group Inc.(a)	39,367	1,592,789
Triumph Group Inc.	15,083	987,484
United Industrial Corp.	35,705	2,141,586

		37,961,997
AGRICULTURE—0.33%
Alico Inc.	15,079	919,668
Alliance One International Inc.(a)	400,751	4,027,548
Cadiz Inc.(a)	50,172	1,127,365
Maui Land & Pineapple Co. Inc.(a)	6,811	250,168
Tejon Ranch Co.(a)(b)	46,362	2,049,200
Vector Group Ltd.(b)	78,705	1,773,224

		10,147,173
AIRLINES—0.30%
AirTran Holdings Inc.(a)(b)	383,248	4,185,068
Allegiant Travel Co.(a)	22,089	679,016
ExpressJet Holdings Inc.(a)	18,814	112,508
JetBlue Airways Corp.(a)(b)	103,963	1,221,565
Midwest Air Group Inc.(a)	102,881	1,545,273
Pinnacle Airlines Corp.(a)	82,587	1,548,506

		9,291,936
APPAREL—1.61%
Carter’s Inc.(a)	245,019	6,355,793

Cherokee Inc.	22,776	832,235
Columbia Sportswear Co.	13,010	893,527
Deckers Outdoor Corp.(a)	53,641	5,412,377
G-III Apparel Group Ltd.(a)	51,013	805,495
Gymboree Corp.(a)	137,194	5,406,816
Heelys Inc.(a)(b)	26,933	696,487
Iconix Brand Group Inc.(a)	212,797	4,728,349
K-Swiss Inc. Class A	35,480	1,005,148
Maidenform Brands Inc.(a)	59,368	1,179,048
NexCen Brands Inc.(a)	176,316	1,964,160
Quiksilver Inc.(a)	160,574	2,268,911
Skechers U.S.A. Inc. Class A(a)	85,483	2,496,104
Steven Madden Ltd.	42,682	1,398,262
Stride Rite Corp.	14,436	292,473
Timberland Co. Class A(a)	71,901	1,811,186
True Religion Apparel Inc.(a)(b)	58,599	1,191,318
Volcom Inc.(a)	61,363	3,076,127
Warnaco Group Inc. (The)(a)	99,695	3,922,001
Wolverine World Wide Inc.	122,998	3,408,275

		49,144,092
AUTO MANUFACTURERS—0.22%
A.S.V. Inc.(a)(b)	50,689	875,906
Force Protection Inc.(a)(b)	285,471	5,892,121

		6,768,027
AUTO PARTS & EQUIPMENT—0.69%
Amerigon Inc. Class A(a)	90,745	1,632,503
Hayes Lemmerz International Inc.(a)	398,516	2,132,061
Keystone Automotive Industries Inc.(a)	68,547	2,835,789
Lear Corp.(a)	106,833	3,804,323
Miller Industries Inc.(a)	10,998	276,050
Noble International Ltd.	49,124	1,004,095
Spartan Motors Inc.	134,988	2,297,496
Tenneco Inc.(a)	44,107	1,545,509
Titan International Inc.	100,925	3,190,239
Visteon Corp.(a)	279,421	2,263,310

		20,981,375
BANKS—0.87%
Bank of the Ozarks Inc.(b)	40,897	1,139,799
Cascade Bancorp	9,681	224,018
Cass Information Systems Inc.	26,438	958,642
City Bank	6,230	196,307
CoBiz Inc.	39,553	716,700
Enterprise Financial Services Corp.	30,957	769,591
First Busey Corp. Class A(b)	5,600	111,944
First Financial Bankshares Inc.	5,032	195,292
First Republic Bank	32,279	1,732,091
First South Bancorp Inc.(b)	35,590	957,371
Frontier Financial Corp.	10,649	239,922
K-Fed Bancorp	19,040	298,738
Pinnacle Financial Partners Inc.(a)	36,081	1,059,338
Preferred Bank	5,596	223,840
PrivateBancorp Inc.(b)	50,063	1,441,814
Sierra Bancorp	31,729	894,758
Signature Bank(a)	117,965	4,022,606
Southside Bancshares Inc.	4,532	98,435
Suffolk Bancorp(b)	35,106	1,120,584
Superior Bancorp(a)	74,757	764,764
SVB Financial Group(a)(b)	27,055	1,436,891
Texas Capital Bancshares Inc.(a)	11,863	265,138
TrustCo Bank Corp. NY(b)	314,771	3,109,937

United Security Bancshares(b)	34,213	697,261
Vineyard National Bancorp	1	18
Virginia Commerce Bancorp Inc.(a)	62,249	1,052,631
Westamerica Bancorporation	33,184	1,468,060
Western Alliance Bancorporation(a)	39,713	1,185,433
Wilshire Bancorp Inc.	10,095	122,957

		26,504,880
BEVERAGES—0.26%
Boston Beer Co. Inc. Class A(a)	32,561	1,281,275
Coca-Cola Bottling Co. Consolidated	24,982	1,256,595
Green Mountain Coffee Roasters Inc.(a)	24,070	1,895,272
Jones Soda Co.(a)(b)	108,553	1,521,913
National Beverage Corp.(a)(b)	42,825	492,916
Peet’s Coffee & Tea Inc.(a)	57,333	1,412,112

		7,860,083
BIOTECHNOLOGY—3.65%
Acorda Therapeutics Inc.(a)	89,114	1,520,285
Advanced Magnetics Inc.(a)(b)	59,685	3,471,280
Affymax Inc.(a)	17,826	480,589
Affymetrix Inc.(a)	287,676	7,160,256
Alexion Pharmaceuticals Inc.(a)	152,696	6,880,482
American Oriental Bioengineering Inc.(a)	195,185	1,737,146
ARIAD Pharmaceuticals Inc.(a)(b)	166,084	911,801
ArQule Inc.(a)	136,615	963,136
BioMimetic Therapeutics Inc.(a)	44,861	701,177
Cell Genesys Inc.(a)(b)	308,174	1,032,383
CryoLife Inc.(a)	94,507	1,229,536
Cytokinetics Inc.(a)	99,268	560,864
Digene Corp.(a)	89,794	5,392,130
Encysive Pharmaceuticals Inc.(a)(b)	252,035	448,622
Enzo Biochem Inc.(a)(b)	130,205	1,946,565
Enzon Pharmaceuticals Inc.(a)	158,994	1,248,103
Exelixis Inc.(a)	406,214	4,915,189
Genomic Health Inc.(a)(b)	57,653	1,083,876
GenVec Inc.(a)	277,179	651,371
Geron Corp.(a)	305,586	2,151,325
GTx Inc.(a)	71,080	1,150,785
Halozyme Therapeutics Inc.(a)	269,914	2,491,306
Human Genome Sciences Inc.(a)(b)	563,427	5,025,769
Illumina Inc.(a)	224,685	9,119,964
Immunomedics Inc.(a)	208,649	865,893
Incyte Corp.(a)	210,596	1,263,576
Integra LifeSciences Holdings Corp.(a)(b)	75,419	3,727,207
InterMune Inc.(a)(b)	97,372	2,525,830
Keryx Biopharmaceuticals Inc.(a)	182,767	1,785,634
Kosan Biosciences Inc.(a)	177,911	928,695
LifeCell Corp.(a)	142,293	4,345,628
Medivation Inc.(a)	89,521	1,828,914
Molecular Insight Pharmaceuticals Inc.(a)	19,155	180,823
Momenta Pharmaceuticals Inc.(a)	43,435	437,825
Myriad Genetics Inc.(a)	180,513	6,713,278
Nektar Therapeutics(a)(b)	384,087	3,644,986
Novacea Inc.(a)	27,649	261,283
Omrix Biopharmaceuticals Inc.(a)	57,487	1,808,541
Orexigen Therapeutics Inc.(a)	26,210	393,674
Protalix BioTherapeutics Inc.(a)	134,758	3,637,118
Regeneration Technologies Inc.(a)	125,006	1,406,317
Regeneron Pharmaceuticals Inc.(a)	267,145	4,787,238
Savient Pharmaceuticals Inc.(a)	222,565	2,764,257
Seattle Genetics Inc.(a)	175,093	1,717,662
SuperGen Inc.(a)	224,198	1,246,541

Telik Inc.(a)(b)	204,118	689,919
Tercica Inc.(a)	137,887	703,224
XOMA Ltd.(a)	474,899	1,443,693

		111,381,696
BUILDING MATERIALS—0.93%
AAON Inc.	38,751	1,234,219
Apogee Enterprises Inc.	120,626	3,355,815
Builders FirstSource Inc.(a)	4,673	75,048
Comfort Systems USA Inc.	18,667	264,698
Drew Industries Inc.(a)	76,078	2,521,225
Genlyte Group Inc. (The)(a)(b)	119,218	9,363,382
Goodman Global Inc.(a)	128,686	2,859,403
Interline Brands Inc.(a)	46,714	1,218,301
NCI Building Systems Inc.(a)(b)	12,226	603,109
PGT Inc.(a)	12,689	138,691
Simpson Manufacturing Co. Inc.(b)	72,982	2,462,413
Texas Industries Inc.	46,793	3,669,039
Trex Co. Inc.(a)(b)	6,059	118,938
U.S. Concrete Inc.(a)	54,323	472,067

		28,356,348
CHEMICALS—1.09%
American Vanguard Corp.(b)	76,817	1,100,019
Balchem Corp.	74,918	1,361,260
CF Industries Holdings Inc.	23,015	1,378,368
Grace (W.R.) & Co.(a)(b)	111,906	2,740,578
Hercules Inc.(a)	231,517	4,549,309
Innophos Holdings Inc.	42,524	608,093
Kronos Worldwide Inc.	10,030	253,257
Landec Corp.(a)	91,639	1,227,963
NewMarket Corp.	13,310	643,805
ShengdaTech Inc.(a)	119,716	636,889
Symyx Technologies Inc.(a)	75,628	870,478
Terra Industries Inc.(a)	389,160	9,892,447
UAP Holding Corp.	124,647	3,756,861
Valhi Inc.	28,185	459,415
Zoltek Companies Inc.(a)(b)	91,150	3,785,459

		33,264,201
COAL—0.24%
Alpha Natural Resources Inc.(a)	274,941	5,716,023
International Coal Group Inc.(a)(b)	287,371	1,718,479

		7,434,502
COMMERCIAL SERVICES—8.66%
Aaron Rents Inc.	117,734	3,437,833
ABM Industries Inc.	13,591	350,784
Administaff Inc.	97,991	3,281,719
Advance America Cash Advance Centers Inc.	258,003	4,576,973
Advisory Board Co. (The)(a)	75,655	4,203,392
Albany Molecular Research Inc.(a)	43,581	647,178
AMN Healthcare Services Inc.(a)	145,357	3,197,854
Arbitron Inc.	125,514	6,467,736
Arrowhead Research Corp.(a)	141,631	712,404
Bankrate Inc.(a)(b)	47,184	2,261,057
Barrett Business Services Inc.	20,952	541,190
Bright Horizons Family Solutions Inc.(a)	109,573	4,263,485
Capella Education Co.(a)	45,061	2,074,158
CBIZ Inc.(a)	55,586	408,557
CDI Corp.	11,445	368,529
Cenveo Inc.(a)	225,257	5,223,710
Chemed Corp.	98,561	6,533,609

Clayton Holdings Inc.(a)	8,429	96,006
Coinmach Service Corp. Class A	122,147	1,616,005
Coinstar Inc.(a)	33,008	1,039,092
Consolidated Graphics Inc.(a)	37,386	2,590,102
Corinthian Colleges Inc.(a)	363,452	5,920,633
CorVel Corp.(a)	31,864	832,925
CoStar Group Inc.(a)	80,402	4,251,658
CPI Corp.	21,857	1,519,061
CRA International Inc.(a)	43,393	2,091,543
Cross Country Healthcare Inc.(a)	10,730	178,976
DeVry Inc.	251,291	8,548,920
Diamond Management & Technology Consultants Inc.	118,531	1,564,609
Dollar Financial Corp.(a)	67,325	1,918,762
DynCorp International Inc.(a)	13,899	305,639
Emergency Medical Services LP(a)	39,002	1,526,148
Euronet Worldwide Inc.(a)	192,318	5,607,993
ExlService Holdings Inc.(a)	76,004	1,424,315
Exponent Inc.(a)	46,189	1,033,248
First Advantage Corp. Class A(a)	19,866	457,117
Forrester Research Inc.(a)	59,920	1,685,550
FTI Consulting Inc.(a)	179,169	6,813,797
Gartner Inc.(a)	289,224	7,112,018
Geo Group Inc. (The)(a)	211,484	6,154,184
Gevity HR Inc.	39,784	769,025
Global Cash Access Inc.(a)	175,149	2,805,887
Great Lakes Dredge & Dock Corp.(a)	29,296	278,312
H&E Equipment Services Inc.(a)	74,618	2,069,903
Healthcare Services Group Inc.(b)	116,161	3,426,749
HealthSpring Inc.(a)	125,120	2,384,787
Heartland Payment Systems Inc.(b)	68,475	2,008,372
Heidrick & Struggles International Inc.(a)	71,018	3,638,962
HMS Holdings Corp.(a)	88,115	1,686,521
Home Solutions of America Inc.(a)(b)	37,606	224,884
Hudson Highland Group Inc.(a)	105,784	2,262,720
Huron Consulting Group Inc.(a)	78,227	5,711,353
ICT Group Inc.(a)	20,320	380,187
Integrated Electrical Services Inc.(a)	27,437	904,598
Interactive Data Corp.	53,479	1,432,168
Jackson Hewitt Tax Service Inc.	111,853	3,144,188
Kelly Services Inc. Class A	21,056	578,198
Kendle International Inc.(a)	53,254	1,958,150
Kenexa Corp.(a)	105,853	3,991,717
Kforce Inc.(a)	106,967	1,709,333
Korn/Ferry International(a)	146,118	3,837,059
Labor Ready Inc.(a)	194,854	4,503,076
Landauer Inc.	20,427	1,006,030
LECG Corp.(a)	46,909	708,795
Lincoln Educational Services Corp.(a)	14,217	211,265
Live Nation Inc.(a)	20,560	460,133
MAXIMUS Inc.	7,778	337,410
McGrath RentCorp	105,521	3,555,002
Michael Baker Corp.(a)	30,477	1,132,221
Midas Inc.(a)	62,040	1,406,447
Monro Muffler Brake Inc.	45,912	1,719,404
Morningstar Inc.(a)	51,554	2,424,327
MPS Group Inc.(a)	42,036	562,021
Multi-Color Corp.	20,349	799,919
Navigant Consulting Inc.(a)(b)	169,691	3,149,465
Net 1 UEPS Technologies Inc.(a)	175,168	4,230,307
Odyssey Marine Exploration Inc.(a)	173,593	1,043,294
On Assignment Inc.(a)	31,306	335,600
PAREXEL International Corp.(a)	116,785	4,911,977

PeopleSupport Inc.(a)	50,657	574,957
PharmaNet Development Group Inc.(a)	38,024	1,212,205
PRA International(a)	55,355	1,400,481
Premier Exhibitions Inc.(a)	122,639	1,932,791
Pre-Paid Legal Services Inc.(a)(b)	37,745	2,427,381
Protection One Inc.(a)	22,544	337,258
Providence Service Corp. (The)(a)	37,075	990,644
QC Holdings Inc.	25,747	386,205
Resources Connection Inc.(a)	205,558	6,820,414
Rollins Inc.	118,724	2,703,345
RSC Holdings Inc.(a)	47,767	955,340
Senomyx Inc.(a)(b)	127,236	1,717,686
Sotheby’s Holdings Inc. Class A	276,968	12,746,067
Source Interlink Companies Inc.(a)	27,905	138,967
Spherion Corp.(a)	119,002	1,117,429
Standard Parking Corp.(a)	11,895	417,871
Steiner Leisure Ltd.(a)	53,826	2,643,933
Strayer Education Inc.	60,922	8,024,037
Team Inc.(a)	33,248	1,495,163
TeleTech Holdings Inc.(a)	175,328	5,694,653
Universal Technical Institute Inc.(a)(b)	98,618	2,503,911
Valassis Communications Inc.(a)	98,636	1,695,553
Vertrue Inc.(a)	31,548	1,538,911
VistaPrint Ltd.(a)	180,903	6,919,540
Watson Wyatt Worldwide Inc.	43,395	2,190,580
Wright Express Corp.(a)	153,665	5,266,100

		264,389,657
COMPUTERS—2.47%
Ansoft Corp.(a)	71,327	2,103,433
CACI International Inc. Class A(a)	10,726	523,965
COMSYS IT Partners Inc.(a)	73,568	1,678,086
Comtech Group Inc.(a)	82,520	1,362,405
Covansys Corp.(a)	63,573	2,157,032
Cray Inc.(a)	71,981	549,215
Echelon Corp.(a)(b)	125,521	1,961,893
Henry (Jack) & Associates Inc.	330,000	8,497,500
iGATE Corp.(a)	91,383	732,892
IHS Inc. Class A(a)	131,924	6,068,504
Integral Systems Inc.	33,286	809,183
Intervoice Inc.(a)	163,122	1,358,806
Isilon Systems Inc.(a)(b)	35,619	549,245
LivePerson Inc.(a)	153,558	821,535
Magma Design Automation Inc.(a)	161,593	2,268,766
Manhattan Associates Inc.(a)	92,684	2,586,810
Mentor Graphics Corp.(a)	217,847	2,869,045
MICROS Systems Inc.(a)	169,835	9,239,024
MTS Systems Corp.	45,675	2,040,302
Ness Technologies Inc.(a)	51,856	674,647
On2 Technologies Inc.(a)(b)	473,798	1,421,394
Rackable Systems Inc.(a)(b)	11,745	145,168
Radiant Systems Inc.(a)	110,190	1,458,916
RadiSys Corp.(a)	17,818	220,943
Rimage Corp.(a)	35,046	1,107,103
Sigma Designs Inc.(a)(b)	96,020	2,505,162
Silicon Graphics Inc.(a)	1,630	43,260
Smart Modular Technologies (WWH) Inc.(a)	210,115	2,891,182
SRA International Inc. Class A(a)	99,202	2,505,843
STEC Inc.(a)	44,129	283,749
Stratasys Inc.(a)	43,261	2,032,402
Super Micro Computer Inc.(a)	38,602	386,406
Sykes Enterprises Inc.(a)	137,884	2,618,417
Synaptics Inc.(a)	107,495	3,847,246

Syntel Inc.	52,834	1,605,625
3D Systems Corp.(a)(b)	63,886	1,588,845
Tyler Technologies Inc.(a)	163,331	2,026,938

		75,540,887
COSMETICS & PERSONAL CARE—0.16%
Chattem Inc.(a)	63,526	4,026,278
Inter Parfums Inc.	30,877	821,946

		4,848,224
DISTRIBUTION & WHOLESALE—1.13%
Beacon Roofing Supply Inc.(a)(b)	168,646	2,865,296
Beijing Med-Pharm Corp.(a)(b)	112,392	1,199,223
Brightpoint Inc.(a)	190,999	2,633,876
Central European Distribution Corp.(a)	126,551	4,381,196
Houston Wire & Cable Co.(a)	70,576	2,005,064
LKQ Corp.(a)	190,580	4,699,703
MWI Veterinary Supply Inc.(a)	35,761	1,426,506
NuCO2 Inc.(a)	49,925	1,281,575
Owens & Minor Inc.	30,440	1,063,574
ScanSource Inc.(a)	96,769	3,095,640
United Stationers Inc.(a)	74,214	4,945,621
Watsco Inc.	89,249	4,855,146

		34,452,420
DIVERSIFIED FINANCIAL SERVICES—2.51%
Advanta Corp. Class B	75,052	2,337,119
Asta Funding Inc.(b)	31,644	1,216,079
Calamos Asset Management Inc. Class A	6,246	159,585
Centerline Holding Co.	118,307	2,129,526
Cohen & Steers Inc.	73,274	3,183,755
CompuCredit Corp.(a)(b)	51,129	1,790,538
Credit Acceptance Corp.(a)(b)	21,415	574,564
Encore Capital Group Inc.(a)	10,754	134,210
Epoch Holding Corp.(a)	36,379	487,115
Evercore Partners Inc. Class A	2,305	68,620
FCStone Group Inc.(a)	24,667	1,413,666
GAMCO Investors Inc. Class A	5,926	332,152
GFI Group Inc.(a)	67,248	4,874,135
Greenhill & Co. Inc.(b)	79,892	5,489,379
Interactive Brokers Group Inc.(a)	74,656	2,025,417
International Securities Exchange Holdings Inc.	162,981	10,650,808
KBW Inc.(a)	7,218	212,065
Knight Capital Group Inc. Class A(a)	179,321	2,976,729
Landenburg Thalmann Financial Services Inc.(a)	409,755	942,436
MarketAxess Holdings Inc.(a)	130,162	2,341,614
National Financial Partners Corp.	106,058	4,911,546
Nelnet Inc. Class A	5,641	137,866
NewStar Financial Inc.(a)	28,904	411,304
optionsXpress Holdings Inc.	183,328	4,704,196
Penson Worldwide Inc.(a)	57,516	1,410,867
Portfolio Recovery Associates Inc.(b)	67,004	4,021,580
Stewart (W.P.) & Co. Ltd.	41,747	454,625
Stifel Financial Corp.(a)(b)	62,640	3,688,870
SWS Group Inc.	11,571	250,165
TradeStation Group Inc.(a)	121,634	1,417,036
U.S. Global Investors Inc. Class A	49,874	1,130,644
Waddell & Reed Financial Inc. Class A	294,113	7,649,879
World Acceptance Corp.(a)	73,403	3,136,510

		76,664,600
ELECTRIC—0.37%
EnerNOC Inc.(a)	12,717	484,899

ITC Holdings Corp.	178,197	7,240,144
Ormat Technologies Inc.	57,557	2,168,748
Pike Electric Corp.(a)	57,232	1,280,852

		11,174,643
ELECTRICAL COMPONENTS & EQUIPMENT—1.11%
Advanced Energy Industries Inc.(a)	150,092	3,401,085
American Superconductor Corp.(a)(b)	145,629	2,812,096
Belden Inc.	188,804	10,450,301
Coleman Cable Inc.(a)	35,107	907,867
Color Kinetics Inc.(a)	74,024	2,473,142
Energy Conversion Devices Inc.(a)(b)	166,178	5,121,606
Greatbatch Inc.(a)	81,804	2,650,450
Insteel Industries Inc.	35,635	641,430
Lamson & Sessions Co.(a)(b)	7,873	209,186
Littelfuse Inc.(a)	28,730	970,212
Medis Technologies Ltd.(a)(b)	96,106	1,411,797
Powell Industries Inc.(a)	22,459	713,298
Universal Display Corp.(a)(b)	66,222	1,040,348
Vicor Corp.	82,133	1,086,620

		33,889,438
ELECTRONICS—2.90%
American Science & Engineering Inc.(a)(b)	38,485	2,187,872
Badger Meter Inc.(b)	50,546	1,428,430
Benchmark Electronics Inc.(a)	59,168	1,338,380
Cogent Inc.(a)(b)	182,505	2,680,998
Coherent Inc.(a)	43,528	1,328,039
Cubic Corp.	41,987	1,267,168
Cymer Inc.(a)	116,411	4,679,722
Daktronics Inc.(b)	133,218	2,861,523
Dionex Corp.(a)	79,803	5,665,215
Eagle Test Systems Inc.(a)	47,804	767,732
Excel Technology Inc.(a)	10,071	281,384
FARO Technologies Inc.(a)	61,556	1,961,174
FEI Co.(a)	148,816	4,830,567
FLIR Systems Inc.(a)(b)	277,847	12,850,424
II-VI Inc.(a)	99,322	2,698,579
Ionatron Inc.(a)(b)	133,481	520,576
Itron Inc.(a)	125,807	9,805,398
L-1 Identity Solutions Inc.(a)	132,544	2,710,525
Lo-Jack Corp.(a)	78,618	1,752,395
Measurement Specialties Inc.(a)	23,687	560,908
Multi-Fineline Electronix Inc.(a)(b)	15,867	272,278
OSI Systems Inc.(a)	29,600	809,560
OYO Geospace Corp.(a)	16,683	1,237,712
Plexus Corp.(a)	117,498	2,701,279
Rofin-Sinar Technologies Inc.(a)	58,350	4,026,150
Sonic Solutions Inc.(a)	24,677	311,177
Taser International Inc.(a)(b)	260,078	3,630,689
Technitrol Inc.	63,653	1,824,932
TTM Technologies Inc.(a)	21,011	273,143
Varian Inc.(a)	74,755	4,098,817
Woodward Governor Co.	125,687	6,745,621
X-Rite Inc.	31,608	466,850

		88,575,217
ENERGY - ALTERNATE SOURCES—0.44%
Aventine Renewable Energy Holdings Inc.(a)	77,872	1,321,488
Clean Energy Fuels Corp.(a)	41,788	524,857
Comverge Inc.(a)	16,041	497,431
Evergreen Energy Inc.(a)(b)	124,255	749,258
Evergreen Solar Inc.(a)(b)	395,716	3,680,159

FuelCell Energy Inc.(a)	277,798	2,200,160
MGP Ingredients Inc.	3,397	57,409
Nova Biosource Fuels Inc.(a)(b)	131,149	334,430
Pacific Ethanol Inc.(a)(b)	97,224	1,283,357
US BioEnergy Corp.(a)	30,612	347,752
VeraSun Energy Corp.(a)(b)	120,853	1,749,951
Verenium Corp.(a)(b)	131,819	668,322

		13,414,574
ENGINEERING & CONSTRUCTION—0.92%
AECOM Technology Corp.(a)	130,564	3,239,293
Dycom Industries Inc.(a)	82,144	2,462,677
ENGlobal Corp.(a)(b)	69,983	850,293
Granite Construction Inc.	86,896	5,576,985
InfraSource Services Inc.(a)	169,805	6,299,765
Layne Christensen Co.(a)	58,173	2,382,184
Perini Corp.(a)	86,021	5,292,872
Stanley Inc.(a)	33,453	589,442
Washington Group International Inc.(a)	18,856	1,508,669

		28,202,180
ENTERTAINMENT—1.12%
Bally Technologies Inc.(a)	223,386	5,901,858
Cinemark Holdings Inc.(a)	53,892	964,128
Dover Downs Gaming & Entertainment Inc.	65,414	981,864
Isle of Capri Casinos Inc.(a)	6,864	164,461
Lakes Entertainment Inc.(a)	38,305	452,382
Macrovision Corp.(a)(b)	222,385	6,684,893
National CineMedia Inc.(a)	176,250	4,936,762
Pinnacle Entertainment Inc.(a)	134,530	3,787,019
Shuffle Master Inc.(a)(b)	147,654	2,451,056
Vail Resorts Inc.(a)	131,700	8,016,579

		34,341,002
ENVIRONMENTAL CONTROL—0.80%
American Ecology Corp.	63,216	1,354,087
Clean Harbors Inc.(a)	69,472	3,433,306
Darling International Inc.(a)	338,875	3,097,317
Fuel Tech Inc.(a)	72,589	2,486,173
Metal Management Inc.	8,466	373,097
Mine Safety Appliances Co.	44,358	1,941,106
Rentech Inc.(a)(b)	682,859	1,768,605
Tetra Tech Inc.(a)	145,345	3,132,185
Waste Connections Inc.(a)	205,947	6,227,837
Waste Holdings Inc.	21,175	722,915

		24,536,628
FOOD—0.95%
American Dairy Inc.(a)	27,157	506,750
Arden Group Inc. Class A	4,751	648,036
Benihana Inc.(a)	46,088	921,760
Cal-Maine Foods Inc.	3,633	59,509
Flowers Foods Inc.	90,485	3,018,580
Great Atlantic & Pacific Tea Co.(a)	16,664	558,911
Ingles Markets Inc. Class A	44,553	1,534,851
J&J Snack Foods Corp.	39,750	1,500,165
Lance Inc.	36,432	858,338
M&F Worldwide Corp.(a)	50,809	3,382,863
Nash Finch Co.	25,403	1,257,449
Pathmark Stores Inc.(a)	134,650	1,745,064
Ralcorp Holdings Inc.(a)	29,167	1,558,976
Sanderson Farms Inc.	43,277	1,948,331
Seaboard Corp.	96	225,120

Spartan Stores Inc.	32,483	1,069,016
Tootsie Roll Industries Inc.	34,953	968,548
United Natural Foods Inc.(a)	179,639	4,774,805
Wild Oats Markets Inc.(a)(b)	125,028	2,095,469
Winn-Dixie Stores Inc.(a)	7,734	226,606

		28,859,147
FOREST PRODUCTS & PAPER—0.15%
Deltic Timber Corp.	43,996	2,411,861
Neenah Paper Inc.	42,698	1,761,719
Xerium Technologies Inc.	38,598	294,117

		4,467,697
GAS—0.01%
EnergySouth Inc.	8,197	418,047

		418,047
HAND & MACHINE TOOLS—0.47%
Baldor Electric Co.	191,824	9,453,087
Franklin Electric Co. Inc.(b)	80,849	3,814,456
Raser Technologies Inc.(a)(b)	130,038	960,981

		14,228,524
HEALTH CARE - PRODUCTS—6.09%
Abaxis Inc.(a)	87,668	1,828,754
ABIOMED Inc.(a)(b)	121,365	1,308,315
Accuray Inc.(a)	69,072	1,532,017
Align Technology Inc.(a)(b)	248,224	5,997,092
American Medical Systems Holdings Inc.(a)	302,298	5,453,456
AngioDynamics Inc.(a)	39,519	711,737
Arrow International Inc.	105,696	4,046,043
ArthroCare Corp.(a)(b)	115,421	5,068,136
Aspect Medical Systems Inc.(a)(b)	68,995	1,032,165
Biosite Inc.(a)	864	79,911
Bruker BioSciences Corp.(a)	272,379	2,454,135
Cepheid Inc.(a)	230,840	3,370,264
Conceptus Inc.(a)	123,281	2,387,953
Cutera Inc.(a)	56,901	1,417,973
Cyberonics Inc.(a)(b)	93,177	1,567,237
Cynosure Inc. Class A(a)	32,050	1,167,582
DJO Inc.(a)	98,686	4,072,771
ev3 Inc.(a)	74,058	1,250,099
FoxHollow Technologies Inc.(a)	82,984	1,762,580
Haemonetics Corp.(a)	103,241	5,431,509
Hansen Medical Inc.(a)(b)	32,374	611,545
Hologic Inc.(a)	225,858	12,492,206
ICU Medical Inc.(a)	36,429	1,564,261
Immucor Inc.(a)	288,755	8,076,477
Insulet Corp.(a)	26,512	376,470
Inverness Medical Innovations Inc.(a)	54,274	2,769,059
Kensey Nash Corp.(a)	36,977	991,353
Kyphon Inc.(a)	190,966	9,195,013
LCA-Vision Inc.(b)	84,060	3,972,676
Luminex Corp.(a)	150,314	1,850,365
Medical Action Industries Inc.(a)	48,908	883,278
Mentor Corp.	166,611	6,777,735
Meridian Bioscience Inc.	166,412	3,604,484
Merit Medical Systems Inc.(a)	15,578	186,313
Metabolix Inc.(a)	60,636	1,517,719
Micrus Endovascular Corp.(a)	62,974	1,549,160
Minrad International Inc.(a)	198,739	1,178,522
Natus Medical Inc.(a)(b)	90,576	1,441,970
Northstar Neuroscience Inc.(a)	81,707	950,252

NuVasive Inc.(a)	144,599	3,905,619
NxStage Medical Inc.(a)(b)	85,279	1,102,657
Oakley Inc.	103,046	2,926,506
OraSure Technologies Inc.(a)	193,803	1,585,309
Orthofix International NV(a)	40,727	1,831,493
Palomar Medical Technologies Inc.(a)	76,846	2,667,325
PolyMedica Corp.	95,330	3,894,231
PSS World Medical Inc.(a)	281,946	5,137,056
Quidel Corp.(a)	120,378	2,113,838
Sirona Dental Systems Inc.(a)	70,213	2,656,158
Sonic Innovations Inc.(a)	110,348	965,545
SonoSite Inc.(a)(b)	69,604	2,187,654
Spectranetics Corp.(a)	130,729	1,505,998
Stereotaxis Inc.(a)	109,815	1,434,184
Steris Corp.	125,575	3,842,595
SurModics Inc.(a)(b)	63,589	3,179,450
Symmetry Medical Inc.(a)	13,437	215,126
Thoratec Corp.(a)(b)	222,855	4,098,303
TomoTherapy Inc.(a)	43,162	946,111
Ventana Medical Systems Inc.(a)	124,620	9,629,387
Visicu Inc.(a)	64,223	587,640
Vital Images Inc.(a)	67,879	1,843,594
Vital Sign Inc.	41,333	2,296,048
Volcano Corp.(a)	99,383	2,008,530
West Pharmaceutical Services Inc.	138,354	6,523,391
Wright Medical Group Inc.(a)	140,436	3,387,316
Zoll Medical Corp.(a)	64,397	1,436,697

		185,836,348
HEALTH CARE - SERVICES—1.72%
Air Methods Corp.(a)	43,791	1,605,816
Alliance Imaging Inc.(a)	63,731	598,434
Amedisys Inc.(a)	102,326	3,717,504
American Dental Partners Inc.(a)	49,403	1,282,996
Apria Healthcare Group Inc.(a)	75,057	2,159,390
Assisted Living Concepts Inc.(a)	72,534	772,487
Bio-Reference Laboratories Inc.(a)	46,598	1,274,455
Capital Senior Living Corp.(a)	25,372	239,004
Centene Corp.(a)	127,010	2,720,554
Emeritus Corp.(a)	13,379	414,481
Genesis HealthCare Corp.(a)	5,690	389,310
Gentiva Health Services Inc.(a)	35,693	716,002
Healthways Inc.(a)	146,980	6,962,443
Hythiam Inc.(a)(b)	128,607	1,112,451
LHC Group Inc.(a)(b)	60,874	1,594,899
Magellan Health Services Inc.(a)	26,231	1,218,955
Matria Healthcare Inc.(a)	71,812	2,174,467
MedCath Corp.(a)	13,022	414,100
National Healthcare Corp.	18,611	960,328
NightHawk Radiology Holdings Inc.(a)	88,456	1,596,631
Odyssey Healthcare Inc.(a)	10,165	120,557
Option Care Inc.	54,448	838,499
Psychiatric Solutions Inc.(a)	227,576	8,251,906
Radiation Therapy Services Inc.(a)	54,496	1,435,425
Skilled Healthcare Group Inc. Class A(a)	50,144	777,733
Sun Healthcare Group Inc.(a)	180,006	2,608,287
Sunrise Senior Living Inc.(a)	159,745	6,388,203
Symbion Inc.(a)	6,096	132,344

		52,477,661

HOLDING COMPANIES - DIVERSIFIED—0.22%
Information Services Group Inc.(a)(b)	54,668	418,210
Walter Industries Inc.	218,334	6,322,953

		6,741,163

HOME BUILDERS—0.30%
AMREP Corp.(b)	2,629	125,009
Champion Enterprises Inc.(a)	271,541	2,669,248
Fleetwood Enterprises Inc.(a)	268,540	2,430,287
Williams Scotsman International Inc.(a)	14,278	339,959
Winnebago Industries Inc.(b)	122,439	3,614,399

		9,178,902
HOME FURNISHINGS—0.61%
DTS Inc.(a)	76,320	1,661,486
Ethan Allen Interiors Inc.	9,966	341,336
Kimball International Inc. Class B	56,577	792,644
Sealy Corp.	129,945	2,146,691
Tempur-Pedic International Inc.	347,864	9,009,678
TiVo Inc.(a)(b)	408,702	2,366,385
Universal Electronics Inc.(a)	60,450	2,195,544

		18,513,764
HOUSEHOLD PRODUCTS & WARES—0.49%
ACCO Brands Corp.(a)	59,356	1,368,156
Blyth Inc.	14,143	375,921
Fossil Inc.(a)	183,087	5,399,236
Playtex Products Inc.(a)	196,500	2,910,165
Standard Register Co. (The)	16,587	189,092
Tupperware Brands Corp.	127,461	3,663,229
WD-40 Co.	29,068	955,465

		14,861,264
HOUSEWARES—0.01%
Libbey Inc.	3,845	82,937
Lifetime Brands Inc.	9,377	191,760

		274,697
INSURANCE—0.40%
Amtrust Financial Services Inc.	81,662	1,534,429
Citizens Inc.(a)	10,420	73,357
Darwin Professional Underwriters Inc.(a)	21,391	538,411
eHealth Inc.(a)	51,937	991,477
Enstar Group Ltd.(a)	29,338	3,541,390
First Mercury Financial Corp.(a)	28,490	597,435
Greenlight Capital Re Ltd.(a)	4,227	95,234
Hilb, Rogal & Hobbs Co.	9,847	422,042
James River Group Inc.	1,411	46,888
National Interstate Corp.	5,698	148,604
Primus Guaranty Ltd.(a)	36,534	391,644
Tower Group Inc.	83,566	2,665,755
21st Century Insurance Group	18,025	394,027
Universal American Financial Corp.(a)	38,085	810,449

		12,251,142
INTERNET—4.92%
Agile Software Corp.(a)	12,651	101,967
Art Technology Group Inc.(a)	536,992	1,428,399
Authorize.Net Holdings Inc.(a)	108,154	1,934,875
Blue Coat Systems Inc.(a)	53,653	2,656,897
Blue Nile Inc.(a)(b)	56,193	3,394,057
Chordiant Software Inc.(a)	137,321	2,150,447
CNET Networks Inc.(a)	634,449	5,196,137
Cogent Communications Group Inc.(a)	209,535	6,258,810
CyberSource Corp.(a)	132,069	1,592,752
DealerTrack Holdings Inc.(a)	140,076	5,160,400

Digital River Inc.(a)	173,353	7,844,223
eCollege.com Inc.(a)	76,637	1,705,173
Equinix Inc.(a)(b)	132,318	12,103,127
eResearch Technology Inc.(a)(b)	164,374	1,563,197
Global Sources Ltd.(a)	65,935	1,496,725
GSI Commerce Inc.(a)	83,830	1,903,779
Harris Interactive Inc.(a)	121,781	651,528
iBasis Inc.(a)	139,277	1,399,734
iMergent Inc.	51,976	1,271,333
InfoSpace Inc.	71,167	1,651,786
Internap Network Services Corp.(a)	205,043	2,956,720
Interwoven Inc.(a)	148,789	2,088,998
iPass Inc.(a)	111,706	605,447
j2 Global Communications Inc.(a)	206,976	7,223,462
Knot Inc. (The)(a)	115,815	2,338,305
Lionbridge Technologies Inc.(a)	216,304	1,274,031
Liquidity Services Inc.(a)	44,385	833,550
LoopNet Inc.(a)	113,643	2,651,291
Move Inc.(a)	437,502	1,960,009
NetFlix Inc.(a)(b)	196,725	3,814,498
NIC Inc.	165,556	1,132,403
1-800 CONTACTS INC.(a)	31,356	735,612
1-800-FLOWERS.COM Inc.(a)	101,163	953,967
Online Resources Corp.(a)	110,345	1,211,588
Opsware Inc.(a)	368,369	3,503,189
Overstock.com Inc.(a)(b)	69,137	1,263,133
Perficient Inc.(a)	122,811	2,542,188
Priceline.com Inc.(a)	158,814	10,916,874
RightNow Technologies Inc.(a)	75,872	1,245,060
Sapient Corp.(a)	341,686	2,641,233
Secure Computing Corp.(a)	14,229	107,998
Shutterfly Inc.(a)(b)	61,294	1,320,886
Sohu.com Inc.(a)(b)	115,122	3,682,753
SonicWALL Inc.(a)	69,840	599,926
Sourcefire Inc.(a)	27,718	387,775
Stamps.com Inc.(a)	72,816	1,003,404
TechTarget Inc.(a)	22,540	289,639
Terremark Worldwide Inc.(a)	202,278	1,304,693
TheStreet.com Inc.	86,515	941,283
Travelzoo Inc.(a)	31,449	836,229
TriZetto Group Inc. (The)(a)	189,563	3,669,940
United Online Inc.	78,206	1,289,617
ValueClick Inc.(a)	418,382	12,325,534
Vasco Data Security International Inc.(a)	109,680	2,496,317
Vignette Corp.(a)	64,795	1,241,472
Vocus Inc.(a)	54,414	1,366,336
Websense Inc.(a)	188,393	4,003,351

		150,224,057
INVESTMENT COMPANIES—0.03%
PennantPark Investment Corp.	60,394	847,932

		847,932
IRON & STEEL—0.02%
Universal Stainless & Alloy Products Inc.(a)	14,997	528,344

		528,344
LEISURE TIME—0.77%
Ambassadors Group Inc.	65,891	2,341,107
Ambassadors International Inc.	13,847	460,551
Life Time Fitness Inc.(a)(b)	133,087	7,084,221
Marine Products Corp.	7,787	64,087
Nautilus Inc.	49,348	594,150

Polaris Industries Inc.(b)	126,267	6,838,621
Town Sports International Holdings Inc.(a)	63,534	1,227,477
WMS Industries Inc.(a)	170,575	4,922,795

		23,533,009
LODGING—0.39%
Ameristar Casinos Inc.	45,521	1,581,400
Gaylord Entertainment Co.(a)	74,128	3,976,226
Marcus Corp.	31,709	753,406
Monarch Casino & Resort Inc.(a)	50,429	1,354,019
Morgans Hotel Group Co.(a)	85,340	2,080,589
MTR Gaming Group Inc.(a)	86,085	1,325,709
Riviera Holdings Corp.(a)	23,057	838,122

		11,909,471
MACHINERY—1.92%
Altra Holdings Inc.(a)	41,828	722,788
Applied Industrial Technologies Inc.	31,177	919,722
Astec Industries Inc.(a)	78,825	3,327,992
Bucyrus International Inc. Class A	156,710	11,091,934
Cascade Corp.	9,429	739,611
Chart Industries Inc.(a)	34,172	971,852
Cognex Corp.	146,628	3,300,596
Columbus McKinnon Corp.(a)	44,049	1,418,378
Flow International Corp.(a)	156,298	1,969,355
Gorman-Rupp Co. (The)	48,179	1,534,983
Hurco Companies Inc.(a)	23,570	1,178,029
Intermec Inc.(a)(b)	254,124	6,431,878
Intevac Inc.(a)	89,746	1,908,000
iRobot Corp.(a)(b)	64,523	1,280,782
Kadant Inc.(a)	3,328	103,834
Lindsay Corp.(b)	18,898	836,992
Middleby Corp. (The)(a)	57,335	3,429,780
Nordson Corp.	107,411	5,387,736
Sauer-Danfoss Inc.	25,150	748,464
Tennant Co.	36,481	1,331,557
TurboChef Technologies Inc.(a)(b)	83,015	1,155,569
Twin Disc Inc.	19,183	1,379,450
Wabtec Corp.	204,177	7,458,586

		58,627,868
MANUFACTURING—2.28%
Actuant Corp. Class A	100,692	6,349,638
Acuity Brands Inc.	129,666	7,816,266
American Railcar Industries Inc.(b)	41,106	1,603,134
Ameron International Corp.	3,154	284,459
AptarGroup Inc.	22,873	813,364
AZZ Inc.(a)	48,929	1,646,461
Barnes Group Inc.	175,705	5,566,334
Ceradyne Inc.(a)	80,752	5,972,418
CLARCOR Inc.	106,761	3,996,064
ESCO Technologies Inc.(a)	108,689	3,941,063
FreightCar America Inc.	3,166	151,461
GenTek Inc.(a)	36,366	1,280,811
Hexcel Corp.(a)(b)	395,359	8,330,214
Koppers Holdings Inc.	40,278	1,356,563
Lancaster Colony Corp.	85,721	3,590,853
LSB Industries Inc.(a)	62,013	1,325,838
Matthews International Corp. Class A	132,534	5,779,808
Myers Industries Inc.	117,418	2,596,112
Raven Industries Inc.	67,091	2,395,820
Reddy Ice Holdings Inc.	41,864	1,193,961
Smith & Wesson Holding Corp.(a)	124,356	2,082,963

Sturm, Ruger & Co. Inc.(a)	95,033	1,474,912

		69,548,517
MEDIA—0.80%
Acacia Research Corp. - Acacia Technologies Group(a)	119,448	1,930,280
Citadel Broadcasting Corp.	279,751	1,804,394
CKX Inc.(a)	145,740	2,014,127
Courier Corp.	31,849	1,273,960
Crown Media Holdings Inc. Class A(a)(b)	37,001	266,407
Cumulus Media Inc. Class A(a)(b)	55,245	516,541
Entravision Communications Corp.(a)	132,949	1,386,658
Gemstar-TV Guide International Inc.(a)	961,617	4,731,156
LodgeNet Entertainment Corp.(a)	67,662	2,169,244
Martha Stewart Living Omnimedia Inc. Class A(b)	111,429	1,916,579
Nexstar Broadcasting Group Inc. Class A(a)	12,623	165,866
Sinclair Broadcast Group Inc. Class A	97,675	1,388,939
Spanish Broadcasting System Inc. Class A(a)	86,657	372,625
Sun-Times Media Group Inc. Class A	149,585	785,321
Value Line Inc.	5,637	247,464
Westwood One Inc.	264,661	1,902,913
World Wrestling Entertainment Inc.	94,675	1,513,853

		24,386,327
METAL FABRICATE & HARDWARE—0.81%
Ampco-Pittsburgh Corp.	2,548	102,149
Castle (A.M.) & Co.	16,419	589,606
Dynamic Materials Corp.	50,739	1,902,713
Foster (L.B.) Co. Class A(a)	40,649	1,165,813
Haynes International Inc.(a)	48,808	4,120,859
Kaydon Corp.	97,569	5,085,296
Ladish Co. Inc.(a)	23,251	999,793
RBC Bearings Inc.(a)	88,972	3,670,095
Sun Hydraulics Corp.	31,214	1,537,290
Valmont Industries Inc.	78,038	5,678,045

		24,851,659
MINING—1.15%
AMCOL International Corp.	32,530	888,394
Apex Silver Mines Ltd.(a)	246,073	4,965,753
Brush Engineered Materials Inc.(a)	85,046	3,571,082
Century Aluminum Co.(a)	53,338	2,913,855
Coeur d’Alene Mines Corp.(a)(b)	604,934	2,171,713
Hecla Mining Co.(a)	503,778	4,302,264
Idaho General Mines Inc.(a)	204,913	1,299,148
Kaiser Aluminum Corp.(a)	63,392	4,620,009
Royal Gold Inc.	37,058	880,869
RTI International Metals Inc.(a)	96,708	7,288,882
Stillwater Mining Co.(a)	10,498	115,583
Uranium Resources Inc.(a)	103,513	1,141,748
US Gold Corp.(a)	194,499	1,069,745

		35,229,045
OFFICE FURNISHINGS—0.57%
Herman Miller Inc.	266,180	8,411,288
Interface Inc. Class A	229,182	4,322,373
Knoll Inc.	208,518	4,670,803

		17,404,464
OIL & GAS—3.06%
Alon USA Energy Inc.	54,352	2,392,032
Apco Argentina Inc.	9,535	809,617
Arena Resources Inc.(a)	56,077	3,258,634

Atlas America Inc.	95,865	5,150,826
ATP Oil & Gas Corp.(a)(b)	89,448	4,350,751
Atwood Oceanics Inc.(a)	114,941	7,887,251
Berry Petroleum Co. Class A	66,087	2,490,158
Bill Barrett Corp.(a)(b)	102,310	3,768,077
Bois d’Arc Energy Inc.(a)	66,471	1,132,001
BPZ Energy Inc.(a)(b)	190,995	1,065,752
Carrizo Oil & Gas Inc.(a)(b)	94,970	3,938,406
Comstock Resources Inc.(a)	137,649	4,125,341
Contango Oil & Gas Co.(a)	55,001	1,995,986
Crosstex Energy Inc.	154,787	4,447,031
Delek US Holdings Inc.	27,710	738,472
Delta Petroleum Corp.(a)(b)	275,591	5,533,867
FX Energy Inc.(a)	149,913	1,371,704
GeoGlobal Resources Inc.(a)(b)	134,944	686,865
GMX Resources Inc.(a)(b)	48,386	1,674,156
Goodrich Petroleum Corp.(a)(b)	65,034	2,252,127
Grey Wolf Inc.(a)	61,102	503,480
Gulfport Energy Corp.(a)	82,891	1,656,162
Mariner Energy Inc.(a)	195,644	4,744,367
McMoRan Exploration Co.(a)	48,507	679,098
Parallel Petroleum Corp.(a)	157,957	3,459,258
Parker Drilling Co.(a)	373,164	3,933,149
Penn Virginia Corp.	71,515	2,874,903
Petrohawk Energy Corp.(a)	367,055	5,821,492
Petroleum Development Corp.(a)	8,592	407,948
PetroQuest Energy Inc.(a)	174,075	2,531,051
Rosetta Resources Inc.(a)	114,932	2,475,635
Sulphco Inc.(a)(b)	116,379	420,128
TXCO Resources Inc.(a)	141,490	1,454,517
Venoco Inc.(a)	52,169	973,995
Warren Resources Inc.(a)(b)	215,546	2,517,577

		93,521,814
OIL & GAS SERVICES—2.08%
Basic Energy Services Inc.(a)	125,167	3,200,520
Cal Dive International Inc.(a)	93,781	1,559,578
CARBO Ceramics Inc.	84,968	3,722,448
Complete Production Services Inc.(a)	179,382	4,637,025
Dawson Geophysical Co.(a)	29,421	1,808,215
Dril-Quip Inc.(a)	111,826	5,026,579
Flotek Industries Inc.(a)	38,072	2,282,416
Geokinetics Inc.(a)	28,596	887,334
Gulf Island Fabrication Inc.	40,748	1,413,956
Hercules Offshore Inc.(a)(b)	110,960	3,592,885
Input/Output Inc.(a)	298,420	4,658,336
Lufkin Industries Inc.	63,036	4,068,974
MarkWest Hydrocarbon Inc.	26,888	1,544,178
Matrix Service Co.(a)	101,731	2,528,015
NATCO Group Inc. Class A(a)	72,896	3,356,132
Newpark Resources Inc.(a)	324,873	2,517,766
RPC Inc.	135,071	2,301,610
Superior Offshore International Inc.(a)	26,648	484,994
Superior Well Services Inc.(a)	48,405	1,229,971
T-3 Energy Services Inc.(a)	21,252	710,879
Universal Compression Holdings Inc.(a)	9,624	697,451
W-H Energy Services Inc.(a)	127,528	7,895,258
Willbros Group Inc.(a)	109,120	3,238,682

		63,363,202
PACKAGING & CONTAINERS—0.46%
AEP Industries Inc.(a)	27,470	1,236,425
Graphic Packaging Corp.(a)	288,495	1,396,316

Greif Inc. Class A	139,133	8,293,718
Silgan Holdings Inc.	56,119	3,102,258

		14,028,717
PHARMACEUTICALS—5.72%
ACADIA Pharmaceuticals Inc.(a)(b)	129,933	1,776,184
Adams Respiratory Therapeutics Inc.(a)(b)	149,411	5,885,299
Akorn Inc.(a)(b)	231,107	1,615,438
Alexza Pharmaceuticals Inc.(a)	84,894	702,073
Alkermes Inc.(a)	421,739	6,157,389
Allos Therapeutics Inc.(a)	174,769	772,479
Alnylam Pharmaceuticals Inc.(a)(b)	135,386	2,056,513
Altus Pharmaceuticals Inc.(a)	89,645	1,034,503
Amicus Therapeutics Inc.(a)	17,972	206,678
Animal Health International Inc.(a)	29,466	426,962
Array BioPharma Inc.(a)	197,070	2,299,807
Auxilium Pharmaceuticals Inc.(a)	118,980	1,896,541
Bentley Pharmaceuticals Inc.(a)	41,898	508,642
Biodel Inc.(a)	20,944	414,691
Bioenvision Inc.(a)	224,876	1,299,783
BioMarin Pharmaceutical Inc.(a)	401,690	7,206,319
Bionovo Inc.(a)(b)	161,862	624,787
Bradley Pharmaceuticals Inc.(a)	15,696	340,760
Cadence Pharmaceuticals Inc.(a)	67,633	820,388
Caraco Pharmaceutical Laboratories Ltd.(a)	41,878	635,708
Cubist Pharmaceuticals Inc.(a)	232,280	4,578,239
CV Therapeutics Inc.(a)(b)	248,780	3,286,384
Cypress Bioscience Inc.(a)	135,486	1,796,544
Cytrx Corp.(a)(b)	366,406	1,143,187
Dendreon Corp.(a)(b)	350,051	2,478,361
Discovery Laboratories Inc.(a)	357,373	1,011,366
DURECT Corp.(a)(b)	292,883	1,127,600
HealthExtras Inc.(a)	129,523	3,831,290
Idenix Pharmaceuticals Inc.(a)(b)	104,098	614,178
I-Flow Corp.(a)(b)	86,131	1,441,833
Indevus Pharmaceuticals Inc.(a)	232,817	1,566,858
Isis Pharmaceuticals Inc.(a)	178,007	1,723,108
Javelin Pharmaceuticals Inc.(a)	179,482	1,110,994
K-V Pharmaceutical Co. Class A(a)	148,137	4,035,252
Ligand Pharmaceuticals Inc. Class B	378,000	2,600,640
Mannatech Inc.(b)	66,078	1,049,979
Medarex Inc.(a)(b)	528,039	7,545,677
Medicines Co. (The)(a)	216,683	3,817,954
Medicis Pharmaceutical Corp. Class A	234,154	7,151,063
MGI PHARMA INC.(a)	333,754	7,466,077
Nabi Biopharmaceuticals(a)	107,592	494,923
Nastech Pharmaceutical Co. Inc.(a)(b)	107,502	1,172,847
Neurocrine Biosciences Inc.(a)	83,918	942,399
Neurogen Corp.(a)	132,392	879,083
Noven Pharmaceuticals Inc.(a)	104,123	2,441,684
Obagi Medical Products Inc.(a)	22,337	395,812
Onyx Pharmaceuticals Inc.(a)(b)	200,828	5,402,273
OSI Pharmaceuticals Inc.(a)	241,692	8,751,667
Osiris Therapeutics Inc.(a)(b)	53,437	721,934
Pain Therapeutics Inc.(a)(b)	151,136	1,316,395
Par Pharmaceutical Companies Inc.(a)	135,031	3,811,925
Penwest Pharmaceuticals Co.(a)(b)	97,436	1,215,027
Perrigo Co.	169,390	3,316,656
PetMed Express Inc.(a)	90,178	1,157,886
Pharmion Corp.(a)	109,033	3,156,505
Poniard Pharmaceuticals Inc.(a)	97,293	661,592
POZEN Inc.(a)	106,866	1,931,069
Progenics Pharmaceuticals Inc.(a)	97,335	2,099,516

Rigel Pharmaceuticals Inc.(a)	109,442	975,128
Salix Pharmaceuticals Ltd.(a)	176,015	2,164,985
Santarus Inc.(a)(b)	214,352	1,108,200
Sciele Pharma Inc.(a)	124,870	2,941,937
Sirtris Pharmaceuticals Inc.(a)	23,057	227,573
Somaxon Pharmaceuticals Inc.(a)	42,499	516,788
Synta Pharmaceuticals Corp.(a)(b)	20,927	173,694
Synutra International Inc.(a)	16,744	340,071
Tanox Inc.(a)	104,862	2,035,371
Tiens Biotech Group (USA) Inc.(a)(b)	1,203	4,607
Trubion Pharmaceuticals Inc.(a)	36,326	758,487
United Therapeutics Corp.(a)(b)	87,182	5,558,724
USANA Health Sciences Inc.(a)(b)	35,408	1,584,154
Valeant Pharmaceuticals International	398,478	6,650,598
Vanda Pharmaceuticals Inc.(a)	111,436	2,257,693
ViroPharma Inc.(a)	258,774	3,571,081
VIVUS Inc.(a)	245,147	1,282,119
XenoPort Inc.(a)	90,274	4,009,971
Zymogenetics Inc.(a)	163,049	2,382,146

		174,470,048
REAL ESTATE—0.13%
Consolidated-Tomoka Land Co.	23,993	1,662,475
Grubb & Ellis Co.(a)	66,116	766,946
Thomas Properties Group Inc.	99,652	1,592,439

		4,021,860
REAL ESTATE INVESTMENT TRUSTS—4.09%
Acadia Realty Trust	134,621	3,493,415
Alexander’s Inc.(a)	8,406	3,398,126
Alexandria Real Estate Equities Inc.	61,939	5,996,934
Associated Estates Realty Corp.	65,811	1,025,993
Corporate Office Properties Trust	16,326	669,529
Cousins Properties Inc.	170,072	4,933,789
Crescent Real Estate Equities Co.	331,749	7,444,448
Digital Realty Trust Inc.	223,379	8,416,921
EastGroup Properties Inc.	80,785	3,539,999
Equity Inns Inc.	230,971	5,173,750
Equity Lifestyle Properties Inc.	84,521	4,411,151
FelCor Lodging Trust Inc.	261,604	6,809,552
First Industrial Realty Trust Inc.	116,043	4,497,827
Getty Realty Corp.	72,714	1,910,924
Glimcher Realty Trust	155,446	3,886,150
Highwoods Properties Inc.	168,653	6,324,488
Home Properties Inc.	107,526	5,583,825
Inland Real Estate Corp.	44,719	759,329
JER Investors Trust Inc.	55,652	834,780
Kite Realty Group Trust	5,413	102,955
Maguire Properties Inc.	67,688	2,323,729
Mid-America Apartment Communities Inc.	106,767	5,603,132
National Health Investors Inc.	6,519	206,783
Nationwide Health Properties Inc.	332,183	9,035,378
Omega Healthcare Investors Inc.	282,246	4,467,954
Post Properties Inc.	30,766	1,603,832
PS Business Parks Inc.	66,659	4,224,181
Quadra Realty Trust Inc.(a)	27,681	346,289
Ramco-Gershenson Properties Trust	49,971	1,795,458
Saul Centers Inc.	44,946	2,038,301

Sun Communities Inc.	67,145	1,998,907
Tanger Factory Outlet Centers Inc.	131,286	4,916,661
Universal Health Realty Income Trust	16,236	540,659
Washington Real Estate Investment Trust	188,903	6,422,702

		124,737,851

RETAIL—7.36%
AC Moore Arts & Crafts Inc.(a)	71,788	1,407,763
Aeropostale Inc.(a)	216,628	9,029,055
AFC Enterprises Inc.(a)	73,588	1,272,337
Applebee’s International Inc.	275,487	6,639,237
Bebe Stores Inc.	106,388	1,703,272
Big 5 Sporting Goods Corp.	95,157	2,426,504
BJ’s Restaurants Inc.(a)(b)	71,411	1,409,653
Bon-Ton Stores Inc. (The)	13,457	539,087
Brown Shoe Co. Inc.	86,009	2,091,739
Buckle Inc. (The)	58,878	2,319,793
Buffalo Wild Wings Inc.(a)	64,221	2,670,951
Build-A-Bear Workshop Inc.(a)	65,800	1,720,012
Cabela’s Inc. Class A(a)	21,304	471,458
Cache Inc.(a)	37,159	493,100
California Pizza Kitchen Inc.(a)	121,881	2,618,004
Carrols Restaurant Group Inc.(a)	41,662	635,346
Cash America International Inc.	118,034	4,680,048
Casual Male Retail Group Inc.(a)	138,744	1,401,314
Cato Corp. Class A	32,120	704,713
CBRL Group Inc.	62,402	2,650,837
CEC Entertainment Inc.(a)	55,214	1,943,533
Charlotte Russe Holding Inc.(a)	106,140	2,851,982
Children’s Place Retail Stores Inc. (The)(a)	94,399	4,874,764
Chipotle Mexican Grill Inc. Class B(a)	137,437	10,806,671
Christopher & Banks Corp.	151,742	2,602,375
Citi Trends Inc.(a)(b)	58,151	2,207,412
CKE Restaurants Inc.	264,513	5,308,776
Conn’s Inc.(a)(b)	3,150	89,964
CSK Auto Corp.(a)	10,843	199,511
Deb Shops Inc.	19,566	541,000
Denny’s Corp.(a)	393,017	1,748,926
Dress Barn Inc.(a)	151,969	3,118,404
DSW Inc. Class A(a)(b)	67,930	2,365,323
EZCORP Inc.(a)	155,360	2,056,966
First Cash Financial Services Inc.(a)	110,104	2,580,838
Gander Mountain Co.(a)(b)	11,637	132,080
Genesco Inc.(a)	79,444	4,155,716
Guitar Center Inc.(a)	116,326	6,957,458
Hibbett Sports Inc.(a)	132,448	3,626,426
Hot Topic Inc.(a)	94,588	1,028,172
IHOP Corp.	31,664	1,723,472
J. Crew Group Inc.(a)	163,281	8,831,869
Jack in the Box Inc.(a)	71,596	5,079,020
Jo-Ann Stores Inc.(a)	9,917	281,940
Jos. A. Bank Clothiers Inc.(a)(b)	75,762	3,141,850
Krispy Kreme Doughnuts Inc.(a)(b)	271,001	2,509,469
Longs Drug Stores Corp.	130,554	6,856,696
McCormick & Schmick’s Seafood Restaurants Inc.(a)	57,415	1,489,345
Men’s Wearhouse Inc. (The)	227,200	11,603,104
Morton’s Restaurant Group Inc.(a)	18,203	329,656
New York & Co. Inc.(a)	91,063	998,050
99 Cents Only Stores(a)	109,835	1,439,937
Nu Skin Enterprises Inc. Class A	140,048	2,310,792
P.F. Chang’s China Bistro Inc.(a)(b)	108,032	3,802,726
Pacific Sunwear of California Inc.(a)	240,096	5,282,112
Pantry Inc. (The)(a)	38,596	1,779,276
Papa John’s International Inc.(a)	55,876	1,606,994
Payless ShoeSource Inc.(a)	122,245	3,856,830
PC Connection Inc.(a)	8,482	112,302
Pep Boys - Manny, Moe & Jack Inc.	31,364	632,298

PriceSmart Inc.	17,915	443,038
Rare Hospitality International Inc.(a)	103,001	2,757,337
Red Robin Gourmet Burgers Inc.(a)	69,829	2,818,997
Retail Ventures Inc.(a)	116,010	1,871,241
Ruby Tuesday Inc.	183,458	4,830,449
Ruth’s Chris Steak House Inc.(a)	79,842	1,356,516
Sally Beauty Co. Inc.(a)	392,104	3,528,936
School Specialty Inc.(a)	17,180	608,859
Select Comfort Corp.(a)(b)	206,552	3,350,273
Shoe Carnival Inc.(a)	11,616	319,324
Sonic Corp.(a)	279,952	6,192,538
Stein Mart Inc.	16,236	199,053
Systemax Inc.(b)	26,031	541,705
Texas Roadhouse Inc. Class A(a)(b)	220,740	2,823,265
Triarc Companies Inc. Class B	263,788	4,141,472
Tween Brands Inc.(a)	128,693	5,739,708
Under Armour Inc. Class A(a)(b)	103,913	4,743,628
Wet Seal Inc. Class A(a)	353,637	2,125,358
World Fuel Services Corp.	91,093	3,831,372
Zumiez Inc.(a)(b)	72,335	2,732,816

		224,704,143
SAVINGS & LOANS—0.13%
Abington Bancorp Inc.	9,656	92,219
NewAlliance Bancshares Inc.	227,702	3,351,773
Oritani Financial Corp.(a)	22,650	323,669
Wauwatosa Holdings Inc.(a)	3,365	55,657

		3,823,318
SEMICONDUCTORS—4.09%
Advanced Analogic Technologies Inc.(a)	160,153	1,553,484
AMIS Holdings Inc.(a)	280,042	3,506,126
Amkor Technology Inc.(a)	438,632	6,908,454
ANADIGICS Inc.(a)(b)	246,579	3,400,324
Applied Micro Circuits Corp.(a)	456,558	1,141,395
Asyst Technologies Inc.(a)	185,673	1,342,416
ATMI Inc.(a)	124,921	3,747,630
Brooks Automation Inc.(a)	30,453	552,722
Cabot Microelectronics Corp.(a)	80,672	2,863,049
Cavium Networks Inc.(a)	18,602	420,777
Cirrus Logic Inc.(a)	207,172	1,719,528
Cohu Inc.	43,463	967,052
Conexant Systems Inc.(a)	543,808	750,455
Diodes Inc.(a)	83,200	3,475,264
DSP Group Inc.(a)	6,320	129,370
Emulex Corp.(a)(b)	212,779	4,647,093
Entegris Inc.(a)	78,609	933,875
Exar Corp.(a)	70,835	949,189
FormFactor Inc.(a)	200,287	7,670,992
Genesis Microchip Inc.(a)	36,732	343,812
Hittite Microwave Corp.(a)	68,609	2,931,663
IPG Photonics Corp.(a)	42,016	838,219
IXYS Corp.(a)	63,463	529,916
Kulicke & Soffa Industries Inc.(a)	220,878	2,312,593
LTX Corp.(a)	260,805	1,450,076
Mattson Technology Inc.(a)	188,757	1,830,943
Micrel Inc.	232,761	2,960,720
Microsemi Corp.(a)	319,757	7,658,180
Microtune Inc.(a)	226,091	1,182,456
MIPS Technologies Inc. Class A(a)	182,053	1,600,246
MKS Instruments Inc.(a)	11,632	322,206
Monolithic Power Systems Inc.(a)	99,523	1,736,676
NetLogic Microsystems Inc.(a)(b)	69,044	2,198,361

OmniVision Technologies Inc.(a)(b)	61,906	1,121,118
ON Semiconductor Corp.(a)	1,017,338	10,905,863
Pericom Semiconductor Corp.(a)	32,970	367,945
PLX Technology Inc.(a)	120,399	1,343,653
PMC-Sierra Inc.(a)	832,444	6,434,792
Rudolph Technologies Inc.(a)	63,154	1,048,988
Semitool Inc.(a)	17,062	163,966
Semtech Corp.(a)(b)	246,322	4,268,760
Silicon Image Inc.(a)	333,590	2,862,202
SiRF Technology Holdings Inc.(a)(b)	222,326	4,611,041
Skyworks Solutions Inc.(a)	90,307	663,756
Standard Microsystems Corp.(a)	32,815	1,126,867
Supertex Inc.(a)(b)	47,877	1,500,465
Syntax-Brillian Corp.(a)(b)	224,227	1,103,197
Techwell Inc.(a)	62,577	819,759
Tessera Technologies Inc.(a)	200,894	8,146,252
Ultra Clean Holdings Inc.(a)	9,287	129,832
Ultratech Inc.(a)	51,034	680,283
Veeco Instruments Inc.(a)	17,728	367,679
Volterra Semiconductor Corp.(a)(b)	89,367	1,269,011
Zoran Corp.(a)	67,886	1,360,435

		124,871,126
SOFTWARE—5.41%
Actuate Corp.(a)	254,077	1,725,183
Advent Software Inc.(a)	76,903	2,503,193
Allscripts Healthcare Solutions Inc.(a)(b)	232,187	5,916,125
American Reprographics Co.(a)	124,640	3,837,666
ANSYS Inc.(a)	324,964	8,611,546
Aspen Technology Inc.(a)	369,605	5,174,470
Blackbaud Inc.	155,058	3,423,681
Blackboard Inc.(a)	119,869	5,048,882
CommVault Systems Inc.(a)	148,749	2,568,895
Computer Programs & Systems Inc.	26,548	822,457
Concur Technologies Inc.(a)	158,185	3,614,527
CSG Systems International Inc.(a)	76,592	2,030,454
Digi International Inc.(a)	15,204	224,107
DivX Inc.(a)(b)	97,499	1,462,485
Double-Take Software Inc.(a)	35,091	575,843
Eclipsys Corp.(a)	191,371	3,789,146
eFunds Corp.(a)	170,122	6,003,605
Epicor Software Corp.(a)	243,431	3,619,819
EPIQ Systems Inc.(a)	108,469	1,752,859
FalconStor Software Inc.(a)(b)	134,349	1,417,382
Glu Mobile Inc.(a)	30,989	430,747
Guidance Software Inc.(a)	13,734	193,649
Infocrossing Inc.(a)(b)	92,769	1,713,443
Informatica Corp.(a)	367,128	5,422,481
infoUSA Inc.	45,978	469,895
Innerworkings Inc.(a)	97,811	1,566,932
InPhonic Inc.(a)(b)	19,244	89,677
Interactive Intelligence Inc.(a)	55,000	1,133,000
Inter-Tel Inc.	15,038	359,859
INVESTools Inc.(a)	167,896	1,672,244
JDA Software Group Inc.(a)	33,094	649,635
ManTech International Corp. Class A(a)	14,213	438,187
MicroStrategy Inc. Class A(a)	34,454	3,255,558
Midway Games Inc.(a)(b)	96,733	615,222
Nuance Communications Inc.(a)	552,286	9,239,745
Omnicell Inc.(a)	140,943	2,928,796
Omniture Inc.(a)	118,451	2,714,897
OpenTV Corp.(a)	245,353	520,148
Packeteer Inc.(a)	126,888	990,995

Parametric Technology Corp.(a)	220,309	4,760,877
PDF Solutions Inc.(a)	49,132	581,232
Pegasystems Inc.	5,665	61,918
Phase Forward Inc.(a)	172,355	2,900,735
Progress Software Corp.(a)	172,089	5,470,709
QAD Inc.	41,227	342,184
Quality Systems Inc.	71,339	2,708,742
Quest Software Inc.(a)	251,226	4,067,349
Renaissance Learning Inc.(b)	35,611	468,285
Schawk Inc.	6,585	131,832
SeaChange International Inc.(a)	51,140	396,846
Smith Micro Software Inc.(a)	124,291	1,871,822
Solera Holdings Inc.(a)	77,142	1,495,012
SourceForge Inc.(a)	285,272	1,203,848
SPSS Inc.(a)	77,064	3,401,605
Sybase Inc.(a)	40,111	958,252
Synchronoss Technologies Inc.(a)	77,235	2,266,075
Take-Two Interactive Software Inc.(a)(b)	269,873	5,389,364
Taleo Corp. Class A(a)	69,351	1,562,478
THQ Inc.(a)	280,483	8,560,341
Transaction Systems Architects Inc. Class A(a)	155,924	5,248,402
Trident Microsystems Inc.(a)	239,726	4,398,972
Ultimate Software Group Inc.(a)	103,401	2,991,391
Unica Corp.(a)	41,040	677,160
Visual Sciences Inc.(a)	85,676	1,325,408
Wind River Systems Inc.(a)	312,740	3,440,140

		165,208,414
STORAGE & WAREHOUSING—0.11%
Mobile Mini Inc.(a)	120,051	3,505,489

		3,505,489
TELECOMMUNICATIONS—5.29%
Acme Packet Inc.(a)	93,262	1,071,580
ADTRAN Inc.	127,591	3,313,538
Anaren Inc.(a)	3,797	66,865
Anixter International Inc.(a)	107,599	8,092,521
Arris Group Inc.(a)	425,535	7,485,161
Aruba Networks Inc.(a)	20,024	402,482
Atheros Communications Inc.(a)	231,725	7,146,399
Avanex Corp.(a)	816,441	1,469,594
BigBand Networks Inc.(a)	51,595	676,410
Cbeyond Inc.(a)	86,473	3,330,075
C-COR Inc.(a)	207,726	2,920,628
Centennial Communications Corp.(a)	99,830	947,387
Comtech Telecommunications Corp.(a)	97,187	4,511,421
Consolidated Communications Holdings Inc.	47,079	1,063,985
CPI International Inc.(a)	30,026	595,416
CT Communications Inc.	5,845	178,331
Ditech Networks Inc.(a)	52,705	431,654
Dobson Communications Corp. Class A(a)(b)	612,860	6,808,875
EMS Technologies Inc.(a)	32,448	715,803
Eschelon Telecom Inc.(a)	45,009	1,332,266
Extreme Networks Inc.(a)	27,750	112,388
FairPoint Communications Inc.	17,545	311,424
Finisar Corp.(a)(b)	1,122,143	4,241,701
Foundry Networks Inc.(a)	531,289	8,851,275
General Communication Inc. Class A(a)	29,385	376,422
GeoEye Inc.(a)	52,169	1,133,632
Global Crossing Ltd.(a)	42,825	808,536
Globalstar Inc.(a)(b)	81,065	839,023
Golden Telecom Inc.	28,045	1,542,755
Harmonic Inc.(a)	332,597	2,950,135

Harris Stratex Networks Inc.(a)	105,960	1,905,161
Hughes Communications Inc.(a)	27,004	1,409,069
Hungarian Telephone and Cable Corp.(a)	6,189	123,842
Hypercom Corp.(a)	128,105	757,101
ICO Global Communications (Holdings) Ltd.(a)	182,459	634,957
InterDigital Communications Corp.(a)	196,727	6,328,708
iPCS Inc.(b)	52,774	1,787,455
Ixia(a)	128,853	1,193,179
Knology Inc.(a)	56,001	972,737
MasTec Inc.(a)	148,612	2,351,042
NETGEAR Inc.(a)	145,240	5,264,950
Network Equipment Technologies Inc.(a)	111,335	1,062,136
North Pittsburgh Systems Inc.	54,968	1,168,070
Novatel Wireless Inc.(a)	127,476	3,316,926
NTELOS Holdings Corp.	116,277	3,213,896
Oplink Communications Inc.(a)	39,887	598,305
Opnext Inc.(a)	78,848	1,043,948
Optium Corp.(a)	17,355	219,541
ORBCOMM Inc.(a)	110,042	1,805,789
PAETEC Holding Corp.(a)	125,113	1,412,526
Polycom Inc.(a)	384,290	12,912,144
Premiere Global Services Inc.(a)	34,941	454,932
RF Micro Devices Inc.(a)	382,692	2,387,998
Rural Cellular Corp. Class A(a)	21,623	947,304
SAVVIS Inc.(a)	80,546	3,987,832
Shenandoah Telecommunications Co.	2,768	140,697
Sirenza Microdevices Inc.(a)(b)	164,942	1,957,862
Sonus Networks Inc.(a)	1,058,399	9,017,559
Switch & Data Facilities Co. Inc.(a)	53,880	1,033,957
Sycamore Networks Inc.(a)	297,059	1,194,177
Symmetricom Inc.(a)	97,676	820,478
Time Warner Telecom Inc. Class A(a)	561,028	11,276,663
UTStarcom Inc.(a)(b)	205,791	1,154,488
Veraz Networks Inc.(a)	37,891	247,049
Viasat Inc.(a)	101,536	3,259,306
Vonage Holdings Corp.(a)(b)	127,958	397,949

		161,487,415
TOYS, GAMES & HOBBIES—0.13%
Marvel Entertainment Inc.(a)	152,346	3,881,776

		3,881,776
TRANSPORTATION—2.12%
American Commercial Lines Inc.(a)(b)	261,945	6,823,667
Arlington Tankers Ltd.	55,684	1,597,017
Celadon Group Inc.(a)	98,671	1,568,869
Double Hull Tankers Inc.	89,223	1,390,987
Dynamex Inc.(a)	44,735	1,142,085
Eagle Bulk Shipping Inc.	47,390	1,062,010
EGL Inc.(a)	67,900	3,155,992
Florida East Coast Industries Inc.	154,939	12,856,838
Forward Air Corp.	98,214	3,348,115
Genco Shipping & Trading Ltd.	4,377	180,595
Genesee & Wyoming Inc. Class A(a)	78,945	2,355,719
Golar LNG Ltd.	32,242	537,152
Heartland Express Inc.	80,339	1,309,526
Horizon Lines Inc. Class A	141,184	4,625,188
Hub Group Inc. Class A(a)	162,644	5,718,563
Knight Transportation Inc.(b)	240,102	4,653,177
Knightsbridge Tankers Ltd.	67,837	2,069,707
Old Dominion Freight Line Inc.(a)	116,137	3,501,531
Pacer International Inc.	48,791	1,147,564
PHI Inc.(a)	29,270	871,953

Saia Inc.(a)	6,864	187,113
Ship Finance International Ltd.	131,944	3,916,098
Ultrapetrol (Bahamas) Ltd.(a)	22,024	521,969
Universal Truckload Services Inc.(a)	11,339	225,306

		64,766,741
TRUCKING & LEASING—0.01%
TAL International Group Inc.	7,568	224,845

		224,845
WATER—0.06%
Consolidated Water Co. Inc. Ltd.	60,264	1,766,338
SJW Corp.	3,426	114,086

		1,880,424

TOTAL COMMON STOCKS
(Cost: $3,121,279,479)		3,046,818,124

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.22%

MONEY MARKET FUNDS—10.22%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	9,584,948	9,584,948
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	302,571,815	302,571,815

		312,156,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $312,156,763)		312,156,763

TOTAL INVESTMENTS IN SECURITIES—110.03%
(Cost: $3,433,436,242)		3,358,974,887
Other Assets, Less Liabilities—(10.03)%		(306,288,348)

NET ASSETS—100.00%		$3,052,686,539

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.06%
Catalina Marketing Corp.	36,862	$1,161,152
Gaiam Inc.(a)	27,069	493,468
Marchex Inc. Class B	39,462	644,020
ValueVision Media Inc. Class A(a)	31,074	351,758

		2,650,398
AEROSPACE & DEFENSE—0.96%
AAR Corp.(a)	16,014	528,622
Argon ST Inc.(a)	51,240	1,189,280
Curtiss-Wright Corp.	149,669	6,976,072
EDO Corp.	104,681	3,440,864
Esterline Technologies Corp.(a)	131,153	6,336,001
Kaman Corp.	103,156	3,217,436
Moog Inc. Class A(a)	181,822	8,020,168
MTC Technologies Inc.(a)	44,653	1,096,678
Orbital Sciences Corp.(a)	58,588	1,230,934
Sequa Corp. Class A(a)	46,241	5,178,992
Teledyne Technologies Inc.(a)	34,516	1,586,010
Triumph Group Inc.	82,360	5,392,109

		44,193,166
AGRICULTURE—0.37%
Andersons Inc. (The)(b)	99,636	4,516,500
Maui Land & Pineapple Co. Inc.(a)	17,997	661,030
Universal Corp.	172,720	10,522,102
Vector Group Ltd.(b)	69,437	1,564,416

		17,264,048
AIRLINES—0.77%
Alaska Air Group Inc.(a)	272,702	7,597,478
ExpressJet Holdings Inc.(a)	318,680	1,905,706
JetBlue Airways Corp.(a)(b)	984,812	11,571,541
Republic Airways Holdings Inc.(a)	233,171	4,745,030
SkyWest Inc.	412,923	9,839,955

		35,659,710
APPAREL—1.12%
Cherokee Inc.	13,172	481,305
Columbia Sportswear Co.	68,647	4,714,676
G-III Apparel Group Ltd.(a)	5,255	82,976
Kellwood Co.	166,434	4,680,124
K-Swiss Inc. Class A	111,493	3,158,597
Maidenform Brands Inc.(a)	57,173	1,135,456
Oxford Industries Inc.	98,347	4,360,706
Perry Ellis International Inc.(a)	72,802	2,342,040
Quiksilver Inc.(a)(b)	550,585	7,779,766
Steven Madden Ltd.	66,218	2,169,302
Stride Rite Corp.	212,668	4,308,654

Timberland Co. Class A(a)	192,585	4,851,216
Warnaco Group Inc. (The)(a)	144,053	5,667,045
Weyco Group Inc.	47,501	1,279,202
Wolverine World Wide Inc.	160,797	4,455,685

		51,466,750
AUTO MANUFACTURERS—0.08%
A.S.V. Inc.(a)	52,876	913,697
Wabash National Corp.	195,044	2,853,494

		3,767,191
AUTO PARTS & EQUIPMENT—1.64%
Accuride Corp.(a)	150,342	2,316,770
Aftermarket Technology Corp.(a)	139,618	4,143,862
American Axle & Manufacturing Holdings Inc.	286,261	8,479,051
ArvinMeritor Inc.	456,845	10,141,959
Commercial Vehicle Group Inc.(a)	136,649	2,545,771
Cooper Tire & Rubber Co.	394,646	10,900,123
Exide Technologies Inc.(a)	387,958	3,608,009
Lear Corp.(a)	327,967	11,678,905
Miller Industries Inc.(a)	47,272	1,186,527
Modine Manufacturing Co.	207,606	4,691,896
Standard Motor Products Inc.	100,946	1,517,218
Superior Industries International Inc.(b)	145,901	3,174,806
Tenneco Inc.(a)	228,964	8,022,899
Visteon Corp.(a)	402,628	3,261,287

		75,669,083
BANKS—11.53%
Alabama National BanCorporation	108,916	6,735,365
AMCORE Financial Inc.	147,593	4,278,721
AmericanWest Bancorporation	110,183	2,008,636
Ameris Bancorp	86,780	1,949,947
BancFirst Corp.	51,124	2,189,130
Banco Latinoamericano de Exportaciones SA	173,880	3,268,944
Bancorp Inc. (The)(a)	68,910	1,540,828
Bank Mutual Corp.	353,550	4,076,431
Bank of the Ozarks Inc.	16,210	451,773
Banner Corp.	83,086	2,829,909
Boston Private Financial Holdings Inc.	237,095	6,370,743
Capital City Bank Group Inc.(b)	81,051	2,540,138
Capital Corp of the West	61,230	1,467,071
Capitol Bancorp Ltd.	90,958	2,485,882
Cascade Bancorp	128,726	2,978,720
Cathay General Bancorp	327,463	10,983,109
Centennial Bank Holdings Inc.(a)	352,735	2,987,665
Center Financial Corp.	64,408	1,089,783
Central Pacific Financial Corp.	196,751	6,494,751
Chemical Financial Corp.	158,579	4,102,439
Chittenden Corp.	295,039	10,311,613
Citizens Republic Bancorp Inc.	484,414	8,864,776
City Bank	77,678	2,447,634
City Holding Co.	109,638	4,202,425
CoBiz Inc.	57,991	1,050,797
Columbia Banking System Inc.	103,272	3,020,706
Community Bancorp(a)	66,807	1,869,260
Community Bank System Inc.	192,302	3,849,886
Community Banks Inc.	158,476	5,106,097
Community Trust Bancorp Inc.	97,247	3,141,078
Corus Bankshares Inc.(b)	248,735	4,293,166
CVB Financial Corp.	424,723	4,722,920
Enterprise Financial Services Corp.	18,630	463,142
F.N.B. Corp. (Pennsylvania)	386,346	6,467,432

First Bancorp (North Carolina)	77,174	1,445,469
First BanCorp (Puerto Rico)	532,933	5,856,934
First Busey Corp. Class A	87,852	1,756,161
First Charter Corp.	224,633	4,373,605
First Commonwealth Financial Corp.(b)	473,845	5,174,387
First Community Bancorp	165,561	9,471,745
First Community Bancshares Inc.	64,356	2,007,264
First Financial Bancorp	212,164	3,180,338
First Financial Bankshares Inc.(b)	125,203	4,859,128
First Financial Corp.	84,311	2,475,371
First Indiana Corp.	79,233	1,752,634
First Merchants Corp.	117,018	2,811,943
First Midwest Bancorp Inc.	318,124	11,296,583
First Regional Bancorp(a)	53,497	1,360,964
First Republic Bank	150,101	8,054,420
1st Source Corp.	81,533	2,031,802
First State Bancorp	130,626	2,781,028
FirstMerit Corp.	514,854	10,775,894
Fremont General Corp.(b)	433,907	4,668,839
Frontier Financial Corp.	234,461	5,282,406
Glacier Bancorp Inc.	337,195	6,861,918
Great Southern Bancorp Inc.	66,700	1,804,235
Greater Bay Bancorp	327,050	9,105,072
Green Bancshares Inc.	55,652	1,739,682
Hancock Holding Co.	171,240	6,430,062
Hanmi Financial Corp.	260,188	4,438,807
Harleysville National Corp.	185,116	2,984,070
Heartland Financial USA Inc.	81,434	1,978,846
Heritage Commerce Corp.	74,607	1,766,694
Home Bancshares Inc.(b)	73,686	1,661,619
Horizon Financial Corp.	78,561	1,711,844
IBERIABANK Corp.	74,155	3,666,965
Independent Bank Corp. (Massachusetts)	90,694	2,679,101
Independent Bank Corp. (Michigan)	144,223	2,482,078
Integra Bank Corp.	132,699	2,849,048
International Bancshares Corp.	327,779	8,397,698
Irwin Financial Corp.	120,628	1,805,801
ITLA Capital Corp.	35,226	1,835,979
K-Fed Bancorp	2,263	35,506
Lakeland Bancorp Inc.(b)	122,452	1,628,612
Lakeland Financial Corp.	78,136	1,661,953
Macatawa Bank Corp.	99,170	1,577,795
MainSource Financial Group Inc.	120,071	2,015,992
MB Financial Inc.	233,453	8,110,157
Midwest Banc Holdings Inc.	125,168	1,814,936
Nara Bancorp Inc.	142,779	2,274,469
National Penn Bancshares Inc.	304,989	5,087,217
NBT Bancorp Inc.	217,798	4,913,523
Old National Bancorp	425,078	7,060,546
Old Second Bancorp Inc.	83,714	2,441,100
Omega Financial Corp.	81,069	2,179,945
Oriental Financial Group Inc.	132,851	1,449,404
Pacific Capital Bancorp	300,893	8,118,093
Park National Corp.(b)	77,496	6,570,886
Peoples Bancorp Inc.	67,440	1,825,601
Pinnacle Financial Partners Inc.(a)	44,818	1,315,856
Preferred Bank	50,547	2,021,880
PrivateBancorp Inc.	44,520	1,282,176
Prosperity Bancshares Inc.	227,315	7,446,839
Provident Bankshares Corp.	206,344	6,763,956
Renasant Corp.	114,732	2,609,006
Republic Bancorp Inc. Class A	60,768	1,008,141
Royal Bancshares of Pennsylvania Inc. Class A	34,822	686,342

S&T Bancorp Inc.	158,798	5,224,454
Sandy Spring Bancorp Inc.	100,564	3,161,732
Santander BanCorp	28,108	417,685
SCBT Financial Corp.	58,895	2,143,778
Seacoast Banking Corp. of Florida	95,106	2,068,555
Security Bank Corp.	104,897	2,108,430
Signature Bank(a)	9,705	330,940
Simmons First National Corp. Class A	90,214	2,489,004
South Financial Group Inc. (The)	474,454	10,741,639
Southside Bancshares Inc.	62,625	1,360,215
Southwest Bancorp Inc.	91,209	2,192,664
Sterling Bancorp	119,629	1,917,653
Sterling Bancshares Inc.	476,398	5,388,061
Sterling Financial Corp. (Pennsylvania)	169,226	1,780,258
Sterling Financial Corp. (Washington)	328,019	9,492,870
Suffolk Bancorp	11,075	353,514
Sun Bancorp Inc. (New Jersey)(a)	93,576	1,578,627
Superior Bancorp(a)	108,324	1,108,155
Susquehanna Bancshares Inc.	333,675	7,464,310
SVB Financial Group(a)	178,114	9,459,635
SY Bancorp Inc.	78,827	1,872,930
Taylor Capital Group Inc.	37,098	1,021,308
Texas Capital Bancshares Inc.(a)	131,577	2,940,746
Tompkins Financial Corp.	42,147	1,576,298
TriCo Bancshares	89,899	2,010,142
Trustmark Corp.	313,149	8,098,033
UCBH Holdings Inc.	639,231	11,678,750
UMB Financial Corp.	198,156	7,306,012
Umpqua Holdings Corp.	391,931	9,214,298
Union Bankshares Corp.	85,577	1,985,386
United Bancshares Inc.	230,151	7,318,802
United Community Banks Inc.	234,860	6,080,525
Univest Corp. of Pennsylvania	83,200	1,873,664
USB Holding Co. Inc.	72,419	1,380,306
Virginia Commerce Bancorp Inc.(a)	15,385	260,160
W Holding Co. Inc.	728,438	1,923,076
Washington Trust Bancorp Inc.	73,202	1,845,422
WesBanco Inc.	133,562	3,940,079
West Coast Bancorp	100,295	3,047,965
Westamerica Bancorporation	141,771	6,271,949
Western Alliance Bancorporation(a)	45,909	1,370,384
Wilshire Bancorp Inc.	97,504	1,187,599
Wintrust Financial Corp.	154,536	6,776,404
Yardville National Bancorp	63,167	2,157,153

		532,076,852
BEVERAGES—0.03%
Boston Beer Co. Inc. Class A(a)	8,216	323,300
Farmer Brothers Co.(b)	43,188	977,344

		1,300,644
BIOTECHNOLOGY—0.74%
Arena Pharmaceuticals Inc.(a)	389,528	4,280,913
ARIAD Pharmaceuticals Inc.(a)(b)	185,822	1,020,163
Bio-Rad Laboratories Inc. Class A(a)	119,525	9,032,504
Cambrex Corp.	183,049	2,429,060
Celera Group(a)	504,702	6,258,305
Cytokinetics Inc.(a)	57,984	327,610
Enzon Pharmaceuticals Inc.(a)	39,835	312,705
Immunomedics Inc.(a)	52,488	217,825
Incyte Corp.(a)	217,036	1,302,216
InterMune Inc.(a)	24,444	634,077
Martek Biosciences Corp.(a)(b)	206,492	5,362,597

Maxygen Inc.(a)	156,389	1,340,254
Molecular Insight Pharmaceuticals Inc.(a)	2,903	27,404
Momenta Pharmaceuticals Inc.(a)	85,416	860,993
Orexigen Therapeutics Inc.(a)	6,593	99,027
Telik Inc.(a)(b)	23,544	79,579
XOMA Ltd.(a)	119,052	361,918

		33,947,150
BUILDING MATERIALS—0.78%
Builders FirstSource Inc.(a)	90,842	1,458,923
Comfort Systems USA Inc.	233,197	3,306,733
Goodman Global Inc.(a)	44,387	986,279
Interline Brands Inc.(a)	105,713	2,756,995
LSI Industries Inc.	117,129	2,096,609
NCI Building Systems Inc.(a)	110,386	5,445,341
PGT Inc.(a)	47,367	517,721
Simpson Manufacturing Co. Inc.(b)	124,469	4,199,584
Texas Industries Inc.(b)	103,271	8,097,479
Trex Co. Inc.(a)(b)	67,361	1,322,296
U.S. Concrete Inc.(a)	134,709	1,170,621
Universal Forest Products Inc.	106,896	4,517,425

		35,876,006
CHEMICALS—3.08%
Arch Chemicals Inc.	155,631	5,468,873
CF Industries Holdings Inc.	319,272	19,121,200
Ferro Corp.	277,706	6,923,211
Fuller (H.B.) Co.	388,127	11,601,116
Georgia Gulf Corp.(b)	219,810	3,980,759
Grace (W.R.) & Co.(a)(b)	277,622	6,798,963
Hercules Inc.(a)	393,184	7,726,066
Innophos Holdings Inc.	68,108	973,944
Innospec Inc.	76,893	4,552,835
Minerals Technologies Inc.	122,132	8,176,737
NewMarket Corp.	77,383	3,743,016
NL Industries Inc.(b)	45,795	458,866
Olin Corp.	471,809	9,907,989
OM Group Inc.(a)	190,738	10,093,855
Pioneer Companies Inc.(a)	75,626	2,599,266
PolyOne Corp.(a)	594,254	4,272,686
Rockwood Holdings Inc.(a)	224,281	8,197,471
Schulman (A.) Inc.	172,330	4,192,789
Sensient Technologies Corp.	300,806	7,637,464
Spartech Corp.	204,691	5,434,546
Stepan Co.	39,786	1,204,720
Symyx Technologies Inc.(a)	97,155	1,118,254
Tronox Inc. Class B	264,893	3,721,747
UAP Holding Corp.	138,817	4,183,944

		142,090,317
COAL—0.05%
International Coal Group Inc.(a)	373,861	2,235,689

		2,235,689
COMMERCIAL SERVICES—4.10%
Aaron Rents Inc.	115,776	3,380,659
ABM Industries Inc.	256,469	6,619,465
Advance America Cash Advance Centers Inc.	33,801	599,630
Albany Molecular Research Inc.(a)	99,380	1,475,793
Barrett Business Services Inc.	15,531	401,166
BearingPoint Inc.(a)(b)	1,289,870	9,428,950
Bowne & Co. Inc.	176,288	3,439,379
CBIZ Inc.(a)	219,053	1,610,040

CDI Corp.	65,224	2,100,213
Chemed Corp.	11,512	763,130
Clayton Holdings Inc.(a)	63,976	728,687
Coinstar Inc.(a)	127,780	4,022,514
Compass Diversified Trust	135,147	2,409,671
Consolidated Graphics Inc.(a)	10,328	715,524
Cornell Companies Inc.(a)	68,138	1,673,469
CRA International Inc.(a)	8,704	419,533
Cross Country Healthcare Inc.(a)	188,513	3,144,397
Deluxe Corp.	332,080	13,485,769
Dollar Thrifty Automotive Group Inc.(a)	151,706	6,195,673
DynCorp International Inc.(a)	138,298	3,041,173
Electro Rent Corp.	111,036	1,614,463
ExlService Holdings Inc.(a)	28,837	540,405
Exponent Inc.(a)	25,015	559,586
First Advantage Corp. Class A(a)	17,186	395,450
Forrester Research Inc.(a)	5,324	149,764
Gevity HR Inc.	95,771	1,851,253
Global Cash Access Inc.(a)	15,296	245,042
Great Lakes Dredge & Dock Corp.(a)	7,063	67,098
HealthSpring Inc.(a)	115,255	2,196,760
Heidrick & Struggles International Inc.(a)	6,688	342,693
Home Solutions of America Inc.(a)	195,147	1,166,979
ICT Group Inc.(a)	20,837	389,860
Integrated Electrical Services Inc.(a)	43,754	1,442,569
Interactive Data Corp.	149,200	3,995,576
Jackson Hewitt Tax Service Inc.	36,046	1,013,253
Kelly Services Inc. Class A	116,716	3,205,021
Kforce Inc.(a)	44,230	706,795
Korn/Ferry International(a)	50,098	1,315,573
Landauer Inc.	27,638	1,361,171
LECG Corp.(a)	90,024	1,360,263
Lincoln Educational Services Corp.(a)	8,255	122,669
Live Nation Inc.(a)(b)	387,793	8,678,807
MAXIMUS Inc.	128,149	5,559,104
Monro Muffler Brake Inc.	10,384	388,881
MPS Group Inc.(a)	591,753	7,911,738
Multi-Color Corp.	3,652	143,560
Navigant Consulting Inc.(a)	112,333	2,084,900
On Assignment Inc.(a)	177,265	1,900,281
PeopleSupport Inc.(a)	73,403	833,124
PharmaNet Development Group Inc.(a)	61,860	1,972,097
PHH Corp.(a)	342,362	10,685,118
PRA International(a)	42,765	1,081,954
Protection One Inc.(a)	7,327	109,612
Providence Service Corp. (The)(a)	17,959	479,864
QC Holdings Inc.	11,322	169,830
Rent-A-Center Inc.(a)	450,191	11,808,510
RSC Holdings Inc.(a)	60,381	1,207,620
SAIC Inc.(a)	632,665	11,432,257
Source Interlink Companies Inc.(a)(b)	177,726	885,075
Spherion Corp.(a)	180,734	1,697,092
Standard Parking Corp.(a)	13,300	467,229
Steiner Leisure Ltd.(a)	27,145	1,333,362
Stewart Enterprises Inc. Class A	652,642	5,084,081
TNS Inc.	154,517	2,226,590
Valassis Communications Inc.(a)	155,685	2,676,225
Viad Corp.	134,910	5,689,155
Volt Information Sciences Inc.(a)	90,947	1,677,063

Watson Wyatt Worldwide Inc.	207,407	10,469,905
Wright Express Corp.(a)	21,249	728,203

		189,078,315

COMPUTERS—2.36%
Agilysys Inc.	197,544	4,444,740
BISYS Group Inc. (The)(a)	775,845	9,178,246
CACI International Inc. Class A(a)	181,326	8,857,775
CIBER Inc.(a)	346,831	2,837,078
Covansys Corp.(a)	81,016	2,748,873
Cray Inc.(a)	97,821	746,374
Electronics For Imaging Inc.(a)	363,560	10,259,663
Gateway Inc.(a)	1,958,372	3,113,811
Hutchinson Technology Inc.(a)	166,337	3,128,799
Imation Corp.	225,134	8,298,439
Immersion Corp.(a)	166,642	2,496,297
Integral Systems Inc.	20,229	491,767
Komag Inc.(a)(b)	177,728	5,667,746
Manhattan Associates Inc.(a)	31,119	868,531
Mentor Graphics Corp.(a)	212,288	2,795,833
Mercury Computer Systems Inc.(a)(b)	142,434	1,737,695
MTS Systems Corp.	43,884	1,960,298
Ness Technologies Inc.(a)	139,441	1,814,127
Palm Inc.(a)	661,903	10,597,067
Perot Systems Corp. Class A(a)	558,594	9,518,442
Quantum Corp.(a)	1,252,550	3,970,583
Rackable Systems Inc.(a)	165,511	2,045,716
RadiSys Corp.(a)	113,454	1,406,830
Rimage Corp.(a)	11,518	363,854
SI International Inc.(a)	83,736	2,764,963
Silicon Graphics Inc.(a)	39,291	1,042,783
Silicon Storage Technology Inc.(a)	582,191	2,171,572
SRA International Inc. Class A(a)	112,672	2,846,095
STEC Inc.(a)	139,843	899,190

		109,073,187
COSMETICS & PERSONAL CARE—0.14%
Chattem Inc.(a)	11,525	730,454
Elizabeth Arden Inc.(a)	155,840	3,780,678
Inter Parfums Inc.	7,829	208,408
Revlon Inc. Class A(a)	1,260,997	1,727,566

		6,447,106
DISTRIBUTION & WHOLESALE—0.46%
Beacon Roofing Supply Inc.(a)	25,826	438,784
BlueLinx Holdings Inc.	73,846	774,645
Brightpoint Inc.(a)	33,909	467,605
Building Materials Holding Corp.	187,717	2,663,704
Central European Distribution Corp.(a)	33,313	1,153,296
Core-Mark Holding Co. Inc.(a)	58,508	2,105,118
NuCO2 Inc.(a)	22,257	571,337
Owens & Minor Inc.	213,067	7,444,561
ScanSource Inc.(a)	16,995	543,670
United Stationers Inc.(a)	64,955	4,328,601
Watsco Inc.	10,416	566,630

		21,057,951
DIVERSIFIED FINANCIAL SERVICES—1.79%
Accredited Home Lenders Holding Co.(a)(b)	137,162	1,875,005
Advanta Corp. Class B	122,474	3,813,840
Ampal-American Israel Corp. Class A(a)	112,028	666,567
Asset Acceptance Capital Corp.(a)	108,537	1,921,105
Asta Funding Inc.(b)	24,007	922,589
Calamos Asset Management Inc. Class A	139,515	3,564,608
Centerline Holding Co.	145,072	2,611,296
CompuCredit Corp.(a)(b)	52,295	1,831,371
Cowen Group Inc.(a)	101,314	1,814,534

Delta Financial Corp.	105,991	1,300,510
Encore Capital Group Inc.(a)	86,576	1,080,468
eSpeed Inc.(a)	124,827	1,078,505
Evercore Partners Inc. Class A	52,679	1,568,254
Federal Agricultural Mortgage Corp.(b)	65,881	2,254,448
Financial Federal Corp.	172,241	5,136,227
Friedman, Billings, Ramsey Group Inc. Class A	1,031,757	5,633,393
GAMCO Investors Inc. Class A	26,303	1,474,283
Interactive Brokers Group Inc.(a)	141,874	3,849,042
KBW Inc.(a)(b)	176,329	5,180,546
Knight Capital Group Inc. Class A(a)	390,861	6,488,293
LaBranche & Co. Inc.(a)	339,550	2,505,879
National Financial Partners Corp.	79,188	3,667,196
Nelnet Inc. Class A	103,204	2,522,306
NewStar Financial Inc.(a)	44,298	630,361
Ocwen Financial Corp.(a)(b)	226,950	3,025,243
Penson Worldwide Inc.(a)	5,407	132,634
Piper Jaffray Companies(a)	120,833	6,734,023
Sanders Morris Harris Group Inc.	119,166	1,387,092
Stewart (W.P.) & Co. Ltd.	76,629	834,490
SWS Group Inc.	124,898	2,700,295
Thomas Weisel Partners Group Inc.(a)	138,245	2,301,779
Waddell & Reed Financial Inc. Class A	87,851	2,285,005

		82,791,187
ELECTRIC—2.94%
ALLETE Inc.	164,081	7,720,011
Aquila Inc.(a)	2,397,380	9,805,284
Avista Corp.	337,600	7,275,280
Black Hills Corp.	241,016	9,580,386
Central Vermont Public Service Corp.	65,009	2,449,539
CH Energy Group Inc.	100,950	4,539,721
Cleco Corp.	381,886	9,356,207
El Paso Electric Co.(a)	292,986	7,195,736
Empire District Electric Co. (The)	194,474	4,350,383
EnerNOC Inc.(a)	4,507	171,852
IDACORP Inc.	281,440	9,017,338
MGE Energy Inc.	135,885	4,439,363
NorthWestern Corp.	229,790	7,309,620
Otter Tail Corp.	190,294	6,102,729
Pike Electric Corp.(a)	26,542	594,010
PNM Resources Inc.	490,685	13,636,136
Portland General Electric Co.	195,299	5,359,005
UIL Holdings Corp.	161,057	5,330,987
UniSource Energy Corp.	225,719	7,423,898
Westar Energy Inc.	568,547	13,804,321

		135,461,806
ELECTRICAL COMPONENTS & EQUIPMENT—0.71%
Encore Wire Corp.(b)	149,239	4,393,596
EnerSys Inc.(a)	136,645	2,500,603
GrafTech International Ltd.(a)	635,416	10,700,405
Greatbatch Inc.(a)(b)	18,036	584,366
Insteel Industries Inc.	62,599	1,126,782
Lamson & Sessions Co.(a)	78,660	2,089,996
Littelfuse Inc.(a)	98,168	3,315,133
Powell Industries Inc.(a)	17,250	547,860
Power-One Inc.(a)	450,103	1,791,410
Superior Essex Inc.(a)	130,772	4,884,334
Universal Display Corp.(a)(b)	58,035	911,730

		32,846,215

ELECTRONICS—2.25%
Analogic Corp.	89,340	6,567,383
Badger Meter Inc.(b)	14,053	397,138
Bel Fuse Inc. Class B	75,912	2,583,285
Benchmark Electronics Inc.(a)	374,566	8,472,683
Brady Corp. Class A	322,483	11,977,019
Checkpoint Systems Inc.(a)	252,388	6,372,797
Coherent Inc.(a)	134,496	4,103,473
CTS Corp.	229,293	2,902,849
Cubic Corp.	35,893	1,083,251
Cymer Inc.(a)	53,169	2,137,394
Eagle Test Systems Inc.(a)	5,343	85,809
Electro Scientific Industries Inc.(a)	186,742	3,884,234
Excel Technology Inc.(a)	62,544	1,747,479
KEMET Corp.(a)	536,561	3,782,755
L-1 Identity Solutions Inc.(a)(b)	176,352	3,606,398
Measurement Specialties Inc.(a)	55,158	1,306,141
Methode Electronics Inc.	233,630	3,656,309
Multi-Fineline Electronix Inc.(a)	29,497	506,169
OSI Systems Inc.(a)	51,760	1,415,636
Park Electrochemical Corp.	129,076	3,637,362
Plexus Corp.(a)	116,909	2,687,738
Rofin-Sinar Technologies Inc.(a)	10,358	714,702
Rogers Corp.(a)	112,930	4,178,410
Sonic Solutions Inc.(a)	105,429	1,329,460
Stoneridge Inc.(a)	91,013	1,123,100
Technitrol Inc.	164,056	4,703,486
TTM Technologies Inc.(a)	237,525	3,087,825
Varian Inc.(a)	82,089	4,500,940
Watts Water Technologies Inc. Class A	201,052	7,533,418
X-Rite Inc.	137,903	2,036,827
Zygo Corp.(a)	104,782	1,497,335

		103,618,805
ENERGY - ALTERNATE SOURCES—0.23%
Aventine Renewable Energy Holdings Inc.(a)	74,087	1,257,256
Comverge Inc.(a)	10,517	326,132
Evergreen Energy Inc.(a)	344,326	2,076,286
Headwaters Inc.(a)	251,868	4,349,760
MGP Ingredients Inc.	58,239	984,239
Pacific Ethanol Inc.(a)(b)	80,286	1,059,775
US BioEnergy Corp.(a)	27,196	308,947
VeraSun Energy Corp.(a)(b)	26,859	388,918

		10,751,313
ENGINEERING & CONSTRUCTION—0.99%
AECOM Technology Corp.(a)	58,334	1,447,267
Dycom Industries Inc.(a)	135,665	4,067,237
EMCOR Group Inc.(a)	204,046	14,874,953
Granite Construction Inc.	97,986	6,288,741
Insituform Technologies Inc. Class A(a)	174,319	3,801,897
Perini Corp.(a)	39,530	2,432,281
Washington Group International Inc.(a)	157,969	12,639,100

		45,551,476
ENTERTAINMENT—0.60%
Bluegreen Corp.(a)	136,080	1,590,775
Carmike Cinemas Inc.(b)	80,826	1,774,939
Churchill Downs Inc.	60,398	3,163,647
Cinemark Holdings Inc.(a)	96,922	1,733,935
Great Wolf Resorts Inc.(a)	196,018	2,793,256
Isle of Capri Casinos Inc.(a)	92,102	2,206,764
Lakes Entertainment Inc.(a)(b)	55,506	655,526
Magna Entertainment Corp. Class A(a)(b)	258,186	753,903

Pinnacle Entertainment Inc.(a)	176,570	4,970,445
Six Flags Inc.(a)(b)	450,645	2,744,428
Speedway Motorsports Inc.	88,980	3,557,420
Steinway Musical Instruments Inc.	51,456	1,779,863

		27,724,901
ENVIRONMENTAL CONTROL—0.54%
American Ecology Corp.	7,486	160,350
Calgon Carbon Corp.(a)(b)	256,827	2,979,193
Casella Waste Systems Inc. Class A(a)	145,732	1,570,991
Metal Management Inc.	150,979	6,653,645
Mine Safety Appliances Co.	112,403	4,918,755
Tetra Tech Inc.(a)	149,612	3,224,139
Waste Connections Inc.(a)	125,086	3,782,601
Waste Services Inc.(a)	124,681	1,514,874

		24,804,548
FOOD—2.15%
Benihana Inc.(a)	8,369	167,380
Cal-Maine Foods Inc.	75,234	1,232,333
Chiquita Brands International Inc.(a)(b)	271,837	5,154,030
Flowers Foods Inc.	189,311	6,315,415
Fresh Del Monte Produce Inc.	181,833	4,554,917
Great Atlantic & Pacific Tea Co.(a)	99,998	3,353,933
Hain Celestial Group Inc.(a)	253,962	6,892,529
Imperial Sugar Co.(b)	75,006	2,309,435
Ingles Markets Inc. Class A	11,443	394,211
J&J Snack Foods Corp.	29,090	1,097,857
Lance Inc.	142,407	3,355,109
Nash Finch Co.	46,985	2,325,757
Performance Food Group Co.(a)	226,075	7,345,177
Pilgrim’s Pride Corp.	258,487	9,866,449
Ralcorp Holdings Inc.(a)	128,574	6,872,280
Ruddick Corp.	262,964	7,920,476
Sanderson Farms Inc.	42,279	1,903,401
Seaboard Corp.(b)	2,117	4,964,365
Spartan Stores Inc.	89,324	2,939,653
Tootsie Roll Industries Inc.	175,153	4,853,490
TreeHouse Foods Inc.(a)	199,777	5,316,066
Village Super Market Inc. Class A	19,658	939,849
Weis Markets Inc.	79,334	3,213,820
Winn-Dixie Stores Inc.(a)	207,260	6,072,718

		99,360,650
FOREST PRODUCTS & PAPER—0.98%
Bowater Inc.	359,694	8,974,365
Buckeye Technologies Inc.(a)	242,825	3,756,503
Glatfelter Co.	287,744	3,910,441
Mercer International Inc.(a)	204,265	2,083,503
Neenah Paper Inc.	29,731	1,226,701
Potlatch Corp.	249,678	10,748,638
Rock-Tenn Co. Class A	224,662	7,126,279
Schweitzer-Mauduit International Inc.	100,373	3,111,563
Wausau Paper Corp.	284,084	3,806,726
Xerium Technologies Inc.	66,993	510,487

		45,255,206
GAS—1.67%
Cascade Natural Gas Corp.	73,826	1,949,745
EnergySouth Inc.	32,912	1,678,512
Laclede Group Inc. (The)	138,042	4,400,779
New Jersey Resources Corp.	179,119	9,138,651
Nicor Inc.	288,096	12,365,080

Northwest Natural Gas Co.	172,688	7,976,459
Piedmont Natural Gas Co.(b)	477,326	11,766,086
SEMCO Energy Inc.(a)	227,767	1,769,750
South Jersey Industries Inc.	188,591	6,672,350
Southwest Gas Corp.	269,753	9,120,349
WGL Holdings Inc.	314,959	10,280,262

		77,118,023
HAND & MACHINE TOOLS—0.21%
Regal-Beloit Corp.	204,479	9,516,453

		9,516,453
HEALTH CARE - PRODUCTS—0.96%
AngioDynamics Inc.(a)	74,011	1,332,938
Biosite Inc.(a)	312	28,857
Cantel Medical Corp.(a)	73,865	1,256,444
CONMED Corp.(a)	181,120	5,303,194
Datascope Corp.	82,136	3,144,166
Haemonetics Corp.(a)	12,419	653,364
Hansen Medical Inc.(a)(b)	11,790	222,713
ICU Medical Inc.(a)	27,157	1,166,122
Insulet Corp.(a)	9,654	137,087
Invacare Corp.	183,913	3,371,125
Inverness Medical Innovations Inc.(a)	215,214	10,980,218
Kensey Nash Corp.(a)	19,803	530,918
Medical Action Industries Inc.(a)	14,275	257,806
Merit Medical Systems Inc.(a)	151,686	1,814,165
Orthofix International NV(a)	43,793	1,969,371
Steris Corp.	225,223	6,891,824
Symmetry Medical Inc.(a)	205,029	3,282,514
TomoTherapy Inc.(a)	9,185	201,335
Vital Images Inc.(a)	5,686	154,432
Vital Sign Inc.	6,250	347,187
Wright Medical Group Inc.(a)	12,267	295,880
Zoll Medical Corp.(a)	32,419	723,268

		44,064,928
HEALTH CARE - SERVICES—1.75%
Alliance Imaging Inc.(a)	65,922	619,008
Amedisys Inc.(a)	9,819	356,724
American Dental Partners Inc.(a)	4,977	129,253
AMERIGROUP Corp.(a)	337,611	8,035,142
AmSurg Corp.(a)	195,653	4,723,063
Apria Healthcare Group Inc.(a)	164,286	4,726,508
Assisted Living Concepts Inc.(a)	273,846	2,916,460
Capital Senior Living Corp.(a)	110,069	1,036,850
Centene Corp.(a)	84,534	1,810,718
Emeritus Corp.(a)	17,806	551,630
Genesis HealthCare Corp.(a)	117,487	8,038,461
Gentiva Health Services Inc.(a)	121,813	2,443,569
HealthSouth Corp.(a)	503,783	9,123,510
Kindred Healthcare Inc.(a)	194,378	5,971,292
Magellan Health Services Inc.(a)	210,428	9,778,589
Matria Healthcare Inc.(a)	26,936	815,622
MedCath Corp.(a)	44,666	1,420,379
Molina Healthcare Inc.(a)	87,254	2,662,992
National Healthcare Corp.	16,242	838,087
Odyssey Healthcare Inc.(a)	200,139	2,373,649
Option Care Inc.	115,691	1,781,641
RehabCare Group Inc.(a)	112,003	1,594,923
Res-Care Inc.(a)	155,675	3,290,969
Skilled Healthcare Group Inc. Class A(a)	66,777	1,035,711
Sunrise Senior Living Inc.(a)	42,426	1,696,616
Symbion Inc.(a)	129,470	2,810,794

		80,582,160

HOLDING COMPANIES - DIVERSIFIED—0.28%
Energy Infrastructure Acquisition Corp.(a)	143,127	1,396,920
Freedom Acquisition Holding Inc.(a)(b)	337,498	3,715,853
Information Services Group Inc.(a)(b)	123,603	945,563
Marathon Acquisition Corp.(a)(b)	242,684	1,912,350
NTR Acquisition Co.(a)(b)	157,518	1,491,695
Resource America Inc. Class A	84,663	1,744,904
Star Maritime Acquisition Corp.(a)(b)	120,972	1,483,117

		12,690,402
HOME BUILDERS—0.86%
AMREP Corp.(b)	7,063	335,846
Beazer Homes USA Inc.	250,282	6,174,457
Brookfield Homes Corp.(b)	72,380	2,105,534
Champion Enterprises Inc.(a)	76,769	754,639
Hovnanian Enterprises Inc. Class A(a)(b)	239,235	3,954,555
M/I Homes Inc.	77,331	2,057,005
Meritage Homes Corp.(a)(b)	167,961	4,492,957
Monaco Coach Corp.	191,249	2,744,423
Palm Harbor Homes Inc.(a)(b)	62,708	887,318
Skyline Corp.	43,735	1,312,487
Standard-Pacific Corp.	414,306	7,262,784
WCI Communities Inc.(a)(b)	197,321	3,291,314
Williams Scotsman International Inc.(a)	171,218	4,076,701
Winnebago Industries Inc.(b)	15,194	448,527

		39,898,547
HOME FURNISHINGS—0.47%
American Woodmark Corp.	75,452	2,610,639
Audiovox Corp. Class A(a)	107,641	1,396,104
Ethan Allen Interiors Inc.	154,208	5,281,624
Furniture Brands International Inc.(b)	309,678	4,397,428
Hooker Furniture Corp.	76,294	1,712,037
Kimball International Inc. Class B	81,961	1,148,274
La-Z-Boy Inc.(b)	328,297	3,762,284
Sealy Corp.	88,026	1,454,190

		21,762,580
HOUSEHOLD PRODUCTS & WARES—1.13%
ACCO Brands Corp.(a)(b)	254,930	5,876,136
American Greetings Corp. Class A	354,404	10,040,265
Blyth Inc.	140,857	3,743,979
Central Garden and Pet Co. Class A(a)	447,144	5,244,999
CSS Industries Inc.	50,262	1,990,878
Ennis Inc.	163,504	3,845,614
Helen of Troy Ltd.(a)	193,959	5,236,893
Playtex Products Inc.(a)	60,698	898,937
Prestige Brands Holdings Inc.(a)	216,526	2,810,507
Russ Berrie and Co. Inc.(a)	106,606	1,986,070
Spectrum Brands Inc.(a)(b)	250,932	1,698,810
Standard Register Co. (The)	88,604	1,010,086
Tupperware Brands Corp.	198,705	5,710,782
WD-40 Co.	67,928	2,232,793

		52,326,749
HOUSEWARES—0.10%
Libbey Inc.	86,390	1,863,432
Lifetime Brands Inc.(b)	55,419	1,133,319
National Presto Industries Inc.	28,581	1,781,740

		4,778,491

INSURANCE—7.27%
ACA Capital Holdings Inc.(a)	52,533	625,143
Alfa Corp.	209,426	3,260,763
American Equity Investment Life Holding Co.	364,075	4,398,026
American Physicians Capital Inc.(a)	61,316	2,483,298
Amerisafe Inc.(a)	119,993	2,355,463
Amtrust Financial Services Inc.	39,392	740,176
Argonaut Group Inc.	215,311	6,719,856
Aspen Insurance Holdings Ltd.	563,952	15,830,133
Assured Guaranty Ltd.	433,716	12,820,645
Baldwin & Lyons Inc. Class B	52,116	1,353,974
Bristol West Holdings Inc.	91,293	2,042,224
CastlePoint Holdings Ltd.	50,797	746,208
Citizens Inc.(a)	205,765	1,448,586
CNA Surety Corp.(a)	106,024	2,004,914
Commerce Group Inc.	340,901	11,836,083
Crawford & Co. Class B	162,760	1,100,258
Darwin Professional Underwriters Inc.(a)	16,444	413,895
Delphi Financial Group Inc. Class A	277,889	11,621,318
Donegal Group Inc. Class A	85,186	1,269,271
EMC Insurance Group Inc.	38,290	950,358
Employers Holdings Inc.	342,545	7,275,656
FBL Financial Group Inc. Class A	91,941	3,615,120
First Acceptance Corp.(a)	109,574	1,113,272
First Mercury Financial Corp.(a)	35,582	746,155
Flagstone Reinsurance Holdings Ltd(a)	88,051	1,172,839
FPIC Insurance Group Inc.(a)	62,152	2,533,937
Great American Financial Resources Inc.	57,895	1,400,480
Greenlight Capital Re Ltd.(a)	52,413	1,180,865
Hallmark Financial Services Inc.(a)	29,421	356,583
Harleysville Group Inc.	99,788	3,328,928
Hilb, Rogal & Hobbs Co.	220,219	9,438,586
Horace Mann Educators Corp.	276,500	5,872,860
Independence Holding Co.	40,514	827,701
Infinity Property & Casualty Corp.	124,112	6,296,202
IPC Holdings Ltd.	407,288	13,151,330
James River Group Inc.	35,197	1,169,596
Kansas City Life Insurance Co.	29,813	1,386,901
LandAmerica Financial Group Inc.	109,461	10,561,892
Max Capital Group Ltd.	385,867	10,920,036
Meadowbrook Insurance Group Inc.(a)	169,604	1,858,860
Midland Co. (The)	62,998	2,957,126
Montpelier Re Holdings Ltd.	715,216	13,260,105
National Interstate Corp.	25,267	658,963
National Western Life Insurance Co. Class A	14,419	3,646,853
Navigators Group Inc. (The)(a)	84,053	4,530,457
NYMAGIC Inc.	37,358	1,501,792
Odyssey Re Holdings Corp.	181,235	7,773,169
Ohio Casualty Corp.	383,892	16,626,363
Phoenix Companies Inc.	730,061	10,958,216
Platinum Underwriters Holdings Ltd.	382,978	13,308,485
PMA Capital Corp. Class A(a)	208,290	2,226,620
Presidential Life Corp.	137,985	2,712,785
Primus Guaranty Ltd.(a)	231,771	2,484,585
ProAssurance Corp.(a)	213,301	11,874,467
PXRE Group Ltd.(a)	387,691	1,798,886
RAM Holdings Ltd.(a)	116,627	1,836,875
RLI Corp.	134,771	7,540,437
Safety Insurance Group Inc.	103,697	4,293,056
Scottish Re Group Ltd.(a)	433,975	2,122,138
SeaBright Insurance Holdings Inc.(a)	132,766	2,320,750
Security Capital Assurance Ltd.	152,630	4,711,688

Selective Insurance Group Inc.	351,004	9,434,988
State Auto Financial Corp.	92,204	2,826,053
Stewart Information Services Corp.	110,159	4,387,633
Triad Guaranty Inc.(a)	73,159	2,921,239
21st Century Insurance Group	192,817	4,214,980
United America Indemnity Ltd. Class A(a)	157,620	3,920,009
United Fire & Casualty Co.	140,241	4,961,727
Universal American Financial Corp.(a)	192,556	4,097,592
Zenith National Insurance Corp.	237,024	11,161,460

		335,297,888
INTERNET—1.79%
Agile Software Corp.(a)	359,520	2,897,731
Ariba Inc.(a)	501,881	4,973,641
AsiaInfo Holdings Inc.(a)	203,073	1,969,808
Authorize.Net Holdings Inc.(a)	14,764	264,128
Avocent Corp.(a)	322,858	9,366,111
CMGI Inc.(a)	3,118,607	6,081,284
EarthLink Inc.(a)	789,402	5,896,833
FTD Group Inc.	122,111	2,248,064
Harris Interactive Inc.(a)	151,464	810,332
i2 Technologies Inc.(a)(b)	99,208	1,849,237
InfoSpace Inc.	102,365	2,375,892
Internet Capital Group Inc.(a)	246,941	3,062,068
Interwoven Inc.(a)	51,970	729,659
iPass Inc.(a)	152,421	826,122
Keynote Systems Inc.(a)	100,568	1,649,315
Lionbridge Technologies Inc.(a)	57,814	340,524
Openwave Systems Inc.	528,813	3,310,369
RealNetworks Inc.(a)	654,123	5,344,185
S1 Corp.(a)	350,517	2,800,631
Safeguard Scientifics Inc.(a)	775,200	2,178,312
Secure Computing Corp.(a)	276,844	2,101,246
SonicWALL Inc.(a)	306,670	2,634,295
TechTarget Inc.(a)	14,796	190,129
TIBCO Software Inc.(a)	1,334,045	12,073,107
United Online Inc.	308,090	5,080,404
Vignette Corp.(a)	84,223	1,613,713

		82,667,140
INVESTMENT COMPANIES—1.07%
Apollo Investment Corp.	642,103	13,818,057
Ares Capital Corp.	444,646	7,492,285
Capital Southwest Corp.	19,436	3,027,934
Gladstone Capital Corp.(b)	91,366	1,960,714
Hercules Technology Growth Capital Inc.	148,081	2,000,574
Kayne Anderson Energy Development Co.	64,115	1,614,416
Kohlberg Capital Corp.	91,568	1,698,586
MCG Capital Corp.	399,925	6,406,798
MVC Capital Inc.(b)	155,049	2,916,472
NGP Capital Resources Co.	111,862	1,870,333
Patriots Capital Funding Inc.	117,027	1,737,851
PennantPark Investment Corp.	35,633	500,287
Prospect Energy Corp.	127,430	2,226,202
Technology Investment Capital Corp.	127,003	2,005,377

		49,275,886
IRON & STEEL—0.47%
Claymont Steel Holdings Inc.(a)	55,753	1,192,557
Gibraltar Industries Inc.	159,824	3,540,102
Olympic Steel Inc.	56,045	1,606,250
Ryerson Inc.	169,722	6,390,033
Schnitzer Steel Industries Inc. Class A	140,020	6,712,559

Universal Stainless & Alloy Products Inc.(a)	19,570	689,451
Wheeling-Pittsburgh Corp.(a)	82,862	1,576,864

		21,707,816
LEISURE TIME—0.47%
Ambassadors International Inc.(b)	36,014	1,197,826
Arctic Cat Inc.	76,993	1,524,461
Callaway Golf Co.	461,676	8,222,450
K2 Inc.(a)	316,742	4,811,311
Marine Products Corp.	64,071	527,304
Multimedia Games Inc.(a)(b)	156,587	1,998,050
Nautilus Inc.	126,630	1,524,625
Polaris Industries Inc.(b)	36,222	1,961,784
Town Sports International Holdings Inc.(a)	7,601	146,851

		21,914,662
LODGING—0.40%
Ameristar Casinos Inc.	92,245	3,204,591
Gaylord Entertainment Co.(a)	148,881	7,985,977
Lodgian Inc.(a)	120,185	1,806,381
Marcus Corp.	87,106	2,069,639
Riviera Holdings Corp.(a)	29,863	1,085,520
Trump Entertainment Resorts Inc.(a)	198,666	2,493,258

		18,645,366
MACHINERY—1.36%
Albany International Corp. Class A	187,676	7,589,617
Applied Industrial Technologies Inc.	227,965	6,724,967
Briggs & Stratton Corp.	316,447	9,987,067
Cascade Corp.	61,187	4,799,508
Chart Industries Inc.(a)	28,697	816,143
Cognex Corp.	59,285	1,334,505
Columbus McKinnon Corp.(a)	53,471	1,721,766
Gehl Corp.(a)	67,159	2,038,947
Gerber Scientific Inc.(a)	148,196	1,722,038
Hardinge Inc.	70,933	2,413,850
Kadant Inc.(a)	83,913	2,618,086
Lindsay Corp.(b)	45,661	2,022,326
NACCO Industries Inc.	37,251	5,792,158
Nordson Corp.	51,626	2,589,560
Park-Ohio Holdings Corp.(a)	51,405	1,403,356
Robbins & Myers Inc.	89,978	4,780,531
Sauer-Danfoss Inc.	31,792	946,130
Tecumseh Products Co. Class A(a)(b)	99,144	1,557,552
Tennant Co.	52,243	1,906,869

		62,764,976
MANUFACTURING—1.61%
Actuant Corp. Class A	21,782	1,373,573
Acuity Brands Inc.	80,109	4,828,971
Ameron International Corp.	53,499	4,825,075
AptarGroup Inc.	407,895	14,504,746
Barnes Group Inc.	26,885	851,717
Blount International Inc.(a)	243,212	3,181,213
Ceradyne Inc.(a)	50,740	3,752,730
CLARCOR Inc.	165,104	6,179,843
EnPro Industries Inc.(a)	137,341	5,876,821
Federal Signal Corp.	306,971	4,868,560
FreightCar America Inc.	73,469	3,514,757
Griffon Corp.(a)	190,593	4,151,116
Koppers Holdings Inc.	50,931	1,715,356
Lancaster Colony Corp.	12,812	536,695
Reddy Ice Holdings Inc.	75,858	2,163,470

Smith (A.O.) Corp.	131,727	5,254,590
Standex International Corp.	79,355	2,256,856
Tredegar Corp.	200,887	4,278,893

		74,114,982
MEDIA—2.08%
Belo Corp.	541,716	11,153,932
Charter Communications Inc. Class A(a)(b)	2,614,721	10,589,620
Citadel Broadcasting Corp.	739,713	4,771,149
CKX Inc.(a)	19,899	275,004
Courier Corp.	18,156	726,240
Cox Radio Inc. Class A(a)	212,487	3,025,815
Crown Media Holdings Inc. Class A(a)	46,764	336,701
Cumulus Media Inc. Class A(a)(b)	97,409	910,774
DG FastChannel Inc.(a)	84,822	1,728,672
Emmis Communications Corp.	204,041	1,879,218
Entercom Communications Corp.	209,566	5,216,098
Entravision Communications Corp.(a)	239,273	2,495,617
Fisher Communications Inc.(a)	40,038	2,033,530
GateHouse Media Inc.(b)	96,884	1,797,198
Gemstar-TV Guide International Inc.(a)	136,465	671,408
Gray Television Inc.	267,342	2,478,260
Journal Communications Inc. Class A	300,993	3,915,919
Lee Enterprises Inc.	294,766	6,148,819
Lin TV Corp. Class A(a)	174,235	3,277,360
LodgeNet Entertainment Corp.(a)	42,257	1,354,759
Media General Inc. Class A	141,577	4,710,267
Mediacom Communications Corp.(a)	346,571	3,358,273
Nexstar Broadcasting Group Inc. Class A(a)	48,773	640,877
Playboy Enterprises Inc. Class B(a)(b)	141,289	1,600,804
PRIMEDIA Inc.(a)	1,693,900	4,827,615
Radio One Inc. Class D(a)	488,871	3,451,429
Salem Communications Corp. Class A	58,878	652,957
Scholastic Corp.(a)	220,232	7,915,138
Sinclair Broadcast Group Inc. Class A	165,471	2,352,998
Spanish Broadcasting System Inc. Class A(a)	125,555	539,886
Sun-Times Media Group Inc. Class A	189,087	992,707
Westwood One Inc.	50,511	363,174

		96,192,218
METAL FABRICATE & HARDWARE—1.25%
Ampco-Pittsburgh Corp.	42,481	1,703,063
Castle (A.M.) & Co.	46,328	1,663,638
CIRCOR International Inc.	104,580	4,228,169
Foster (L.B.) Co. Class A(a)	6,023	172,740
Kaydon Corp.	32,278	1,682,329
Ladish Co. Inc.(a)	57,148	2,457,364
Lawson Products Inc.	26,821	1,037,973
Mueller Industries Inc.	237,023	8,163,072
Mueller Water Products Inc. Class A(b)	734,331	12,527,687
Northwest Pipe Co.(a)	57,276	2,037,307
Quanex Corp.	237,368	11,559,822
TriMas Corp.(a)	85,935	1,038,095
Worthington Industries Inc.	442,047	9,570,318

		57,841,577
MINING—0.79%
AMCOL International Corp.	114,282	3,121,041
Century Aluminum Co.(a)	67,350	3,679,330
Coeur d’Alene Mines Corp.(a)(b)	857,788	3,079,459
Compass Minerals International Inc.	205,847	7,134,657
Royal Gold Inc.	97,967	2,328,676
Stillwater Mining Co.(a)	251,080	2,764,391

Uranium Resources Inc.(a)(b)	177,260	1,955,178
USEC Inc.(a)	559,305	12,293,524

		36,356,256
OFFICE & BUSINESS EQUIPMENT—0.23%
IKON Office Solutions Inc.	688,017	10,739,945

		10,739,945
OFFICE FURNISHINGS—0.00%
CompX International Inc.	9,596	177,526

		177,526
OIL & GAS—2.56%
Berry Petroleum Co. Class A	152,001	5,727,398
Bill Barrett Corp.(a)	41,371	1,523,694
Bois d’Arc Energy Inc.(a)	15,754	268,291
Brigham Exploration Co.(a)	292,428	1,716,552
Bronco Drilling Co. Inc.(a)	166,206	2,727,440
Callon Petroleum Co.(a)	133,014	1,884,808
Clayton Williams Energy Inc.(a)	35,448	938,309
Comstock Resources Inc.(a)	74,018	2,218,319
Delek US Holdings Inc.	32,945	877,984
Edge Petroleum Corp.(a)(b)	181,770	2,546,598
Encore Acquisition Co.(a)	339,927	9,449,971
Energy Partners Ltd.(a)	180,548	3,013,346
EXCO Resources Inc.(a)	394,527	6,880,551
Geomet Inc.(a)	115,927	888,001
Grey Wolf Inc.(a)(b)	1,089,411	8,976,747
Harvest Natural Resources Inc.(a)	239,910	2,857,328
Mariner Energy Inc.(a)	259,328	6,288,704
McMoRan Exploration Co.(a)(b)	76,769	1,074,766
Meridian Resource Corp. (The)(a)(b)	572,782	1,729,802
Oilsands Quest Inc.(a)	692,356	1,710,119
Parker Drilling Co.(a)	144,585	1,523,926
Penn Virginia Corp.	131,418	5,283,004
PetroCorp Inc. Escrow(c)	19,086	2
Petrohawk Energy Corp.(a)	525,173	8,329,244
Petroleum Development Corp.(a)	82,016	3,894,120
Pioneer Drilling Co.(a)	317,824	4,738,756
Rosetta Resources Inc.(a)	149,244	3,214,716
Stone Energy Corp.(a)	179,428	6,147,203
Sulphco Inc.(a)(b)	106,100	383,021
Swift Energy Co.(a)	191,293	8,179,689
Toreador Resources Corp.(a)	96,883	1,453,245
VAALCO Energy Inc.(a)	378,933	1,830,246
Warren Resources Inc.(a)	17,718	206,946
Whiting Petroleum Corp.(a)	237,078	9,606,401

		118,089,247
OIL & GAS SERVICES—1.35%
Allis-Chalmers Energy Inc.(a)	160,511	3,690,148
Basic Energy Services Inc.(a)	70,475	1,802,046
Dawson Geophysical Co.(a)	3,899	239,633
Gulf Island Fabrication Inc.	6,529	226,556
Hanover Compressor Co.(a)(b)	592,331	14,127,094
Horizon Offshore Inc.(a)	208,848	4,009,882
Hornbeck Offshore Services Inc.(a)(b)	147,122	5,702,449
Newpark Resources Inc.(a)	79,545	616,474
Oil States International Inc.(a)	315,059	13,024,539
Superior Offshore International Inc.(a)	24,311	442,460
Superior Well Services Inc.(a)	26,631	676,694
T-3 Energy Services Inc.(a)	2,148	71,851
Trico Marine Services Inc.(a)	75,998	3,106,798

Union Drilling Inc.(a)	88,394	1,451,429
Universal Compression Holdings Inc.(a)	178,774	12,955,752

		62,143,805
PACKAGING & CONTAINERS—0.12%
Chesapeake Corp.	127,706	1,605,264
Silgan Holdings Inc.	72,898	4,029,801

		5,635,065
PHARMACEUTICALS—0.56%
Alpharma Inc. Class A	277,445	7,216,344
Amicus Therapeutics Inc.(a)	4,520	51,980
Animal Health International Inc.(a)	30,486	441,742
Bentley Pharmaceuticals Inc.(a)	58,321	708,017
Bionovo Inc.(a)(b)	40,705	157,121
Bradley Pharmaceuticals Inc.(a)	57,510	1,248,542
Emergent BioSolutions Inc.(a)	36,121	372,046
Indevus Pharmaceuticals Inc.(a)	35,171	236,701
Isis Pharmaceuticals Inc.(a)	256,082	2,478,874
MannKind Corp.(a)(b)	266,494	3,285,871
Nabi Biopharmaceuticals(a)	224,029	1,030,533
Neurocrine Biosciences Inc.(a)	114,968	1,291,091
Par Pharmaceutical Companies Inc.(a)	23,722	669,672
Perrigo Co.	233,308	4,568,171
Rigel Pharmaceuticals Inc.(a)	25,946	231,179
Salix Pharmaceuticals Ltd.(a)	33,262	409,123
Sciele Pharma Inc.(a)	35,037	825,472
Sirtris Pharmaceuticals Inc.(a)	3,493	34,476
Tiens Biotech Group (USA) Inc.(a)	20,571	78,787
ViroPharma Inc.(a)	51,462	710,176

		26,045,918
REAL ESTATE—0.23%
Avatar Holdings Inc.(a)(b)	36,559	2,812,849
HFF Inc. Class A(a)	105,400	1,634,754
Meruelo Maddux Properties Inc.(a)(b)	292,013	2,382,826
Resource Capital Corp.	140,514	1,964,386
Stratus Properties Inc.(a)	31,729	1,094,650
Tarragon Corp.(a)(b)	89,017	753,084

		10,642,549
REAL ESTATE INVESTMENT TRUSTS—8.78%
Affordable Residential Communities Inc.(a)	303,114	3,582,807
Agree Realty Corp.	49,688	1,552,750
Alesco Financial Inc.	354,394	2,881,223
Alexandria Real Estate Equities Inc.	94,102	9,110,956
American Campus Communities Inc.	148,063	4,188,702
American Financial Realty Trust	833,538	8,602,112
American Home Mortgage Investment Corp.(b)	312,315	5,740,350
Anthracite Capital Inc.(b)	373,027	4,364,416
Anworth Mortgage Asset Corp.	291,378	2,636,971
Arbor Realty Trust Inc.	74,513	1,923,181
Ashford Hospitality Trust Inc.	677,785	7,970,752
BioMed Realty Trust Inc.	418,797	10,520,181
BRT Realty Trust	45,009	1,170,684
Capital Lease Funding Inc.	278,014	2,988,650
Capital Trust Inc. Class A	87,207	2,977,247
CBRE Realty Finance Inc.	186,090	2,212,610
Cedar Shopping Centers Inc.	282,388	4,052,268
Corporate Office Properties Trust	224,704	9,215,111
Crystal River Capital Inc.	159,781	3,879,483
DCT Industrial Trust Inc.	1,077,615	11,595,137
Deerfield Triarc Capital Corp.	331,214	4,845,661

DiamondRock Hospitality Co.	604,875	11,541,015
EastGroup Properties Inc.	28,628	1,254,479
Education Realty Trust Inc.	178,620	2,506,039
Entertainment Properties Trust	170,530	9,171,103
Equity One Inc.	232,946	5,951,770
Extra Space Storage Inc.	412,000	6,798,000
First Industrial Realty Trust Inc.	113,413	4,395,888
First Potomac Realty Trust	154,728	3,603,615
Franklin Street Properties Corp.	380,928	6,300,549
GMH Communities Trust	201,433	1,951,886
Gramercy Capital Corp.	119,353	3,286,982
Healthcare Realty Trust Inc.	306,002	8,500,736
Hersha Hospitality Trust	260,552	3,079,725
Highland Hospitality Corp.	393,225	7,549,920
Highwoods Properties Inc.	106,499	3,993,712
Home Properties Inc.	48,610	2,524,317
Impac Mortgage Holdings Inc.(b)	486,117	2,240,999
Inland Real Estate Corp.	303,511	5,153,617
Innkeepers USA Trust	306,579	5,435,646
Investors Real Estate Trust(b)	308,166	3,183,355
JER Investors Trust Inc.	80,641	1,209,615
Kite Realty Group Trust	124,872	2,375,065
LaSalle Hotel Properties	256,607	11,141,876
Lexington Realty Trust	423,364	8,805,971
LTC Properties Inc.	151,195	3,439,686
Luminent Mortgage Capital Inc.	299,198	3,018,908
Maguire Properties Inc.	136,503	4,686,148
Medical Properties Trust Inc.(b)	316,835	4,191,727
MFA Mortgage Investments Inc.	518,692	3,776,078
Mission West Properties Inc.	125,882	1,754,795
National Health Investors Inc.	139,142	4,413,584
National Retail Properties Inc.	426,942	9,332,952
Nationwide Health Properties Inc.	64,078	1,742,922
Newcastle Investment Corp.	265,781	6,663,130
NorthStar Realty Finance Corp.	392,851	4,914,566
NovaStar Financial Inc.(b)	241,764	1,687,513
Parkway Properties Inc.	101,744	4,886,764
Pennsylvania Real Estate Investment Trust	205,617	9,115,002
Post Properties Inc.	232,324	12,111,050
Quadra Realty Trust Inc.(a)	64,440	806,144
RAIT Financial Trust	405,061	10,539,687
Ramco-Gershenson Properties Trust	42,763	1,536,475
Realty Income Corp.	646,422	16,283,370
Redwood Trust Inc.(b)	135,179	6,539,960
Republic Property Trust	167,242	2,048,714
Senior Housing Properties Trust	535,207	10,891,462
Sovran Self Storage Inc.	131,766	6,345,851
Spirit Finance Corp.	729,964	10,628,276
Strategic Hotels & Resorts Inc.	475,738	10,699,348
Sunstone Hotel Investors Inc.	399,604	11,344,758
Universal Health Realty Income Trust	50,739	1,689,609
Urstadt Biddle Properties Inc. Class A	134,956	2,295,602
U-Store-It Trust	296,676	4,862,520
Winston Hotels Inc.	168,309	2,524,635
Winthrop Realty Trust Inc.	324,195	2,240,187

		404,978,555
RETAIL—4.95%
AC Moore Arts & Crafts Inc.(a)	20,108	394,318
AFC Enterprises Inc.(a)	75,835	1,311,187
Applebee’s International Inc.	57,434	1,384,159
Asbury Automotive Group Inc.	163,726	4,084,964
Blockbuster Inc. Class A(a)(b)	1,229,658	5,299,826

Bob Evans Farms Inc.	228,951	8,436,844
Bon-Ton Stores Inc. (The)	45,052	1,804,783
Books-A-Million Inc.	95,163	1,612,061
Borders Group Inc.	374,807	7,143,821
Brown Shoe Co. Inc.	150,185	3,652,499
Cabela’s Inc. Class A(a)	216,339	4,787,582
Cache Inc.(a)	22,041	292,484
Casey’s General Store Inc.	323,270	8,812,340
Cash America International Inc.	10,086	399,910
Casual Male Retail Group Inc.(a)	19,689	198,859
Cato Corp. Class A	141,877	3,112,781
CBRL Group Inc.	62,327	2,647,651
CEC Entertainment Inc.(a)	98,765	3,476,528
Charming Shoppes Inc.(a)	791,753	8,574,685
Conn’s Inc.(a)(b)	73,270	2,092,591
CSK Auto Corp.(a)	264,846	4,873,166
Deb Shops Inc.	2,288	63,263
Domino’s Pizza Inc.	280,538	5,125,429
Dress Barn Inc.(a)	69,066	1,417,234
Eddie Bauer Holdings Inc.(a)	194,543	2,499,878
Finish Line Inc. (The) Class A	271,542	2,473,748
Fred’s Inc.	256,054	3,426,003
Gander Mountain Co.(a)	14,892	169,024
Genesco Inc.(a)	24,374	1,275,004
Group 1 Automotive Inc.	155,400	6,268,836
Guitar Center Inc.(a)	11,550	690,805
Haverty Furniture Companies Inc.	127,058	1,482,767
Hot Topic Inc.(a)	140,148	1,523,409
IHOP Corp.	63,168	3,438,234
Insight Enterprises Inc.(a)	309,400	6,983,158
Jack in the Box Inc.(a)	91,175	6,467,954
Jamba Inc.(a)	332,433	3,038,438
Jo-Ann Stores Inc.(a)(b)	144,308	4,102,676
Kenneth Cole Productions Inc. Class A	63,714	1,573,736
Landry’s Restaurants Inc.	108,926	3,296,101
Lithia Motors Inc. Class A	101,376	2,568,868
Longs Drug Stores Corp.	11,614	609,967
MarineMax Inc.(a)	104,774	2,097,575
McCormick & Schmick’s Seafood Restaurants Inc.(a)	6,199	160,802
Morton’s Restaurant Group Inc.(a)	40,299	729,815
Movado Group Inc.	109,962	3,710,118
99 Cents Only Stores(a)	132,823	1,741,310
Nu Skin Enterprises Inc. Class A	108,346	1,787,709
O’Charley’s Inc.	152,751	3,079,460
Pacific Sunwear of California Inc.(a)	83,272	1,831,984
Pantry Inc. (The)(a)	87,461	4,031,952
Papa John’s International Inc.(a)	52,545	1,511,194
Payless ShoeSource Inc.(a)	231,022	7,288,744
PC Connection Inc.(a)	46,630	617,381
Pep Boys - Manny, Moe & Jack Inc.	221,751	4,470,500
Pier 1 Imports Inc.	565,475	4,800,883
PriceSmart Inc.	58,372	1,443,540
Rare Hospitality International Inc.(a)	39,627	1,060,815
Regis Corp.	283,480	10,843,110
Ruby Tuesday Inc.	67,881	1,787,307
Rush Enterprises Inc. Class A(a)	141,415	3,071,534
School Specialty Inc.(a)(b)	109,060	3,865,086
Shoe Carnival Inc.(a)	42,771	1,175,775
Sonic Automotive Inc.	198,426	5,748,401
Stage Stores Inc.	277,864	5,824,029
Steak n Shake Co. (The)(a)	181,816	3,034,509
Stein Mart Inc.	149,094	1,827,892

Syms Corp.(a)	44,014	868,396
Systemax Inc.(b)	28,172	586,259
Talbots Inc. (The)(b)	148,087	3,706,618
Tuesday Morning Corp.	191,537	2,367,397
West Marine Inc.(a)(b)	94,627	1,302,068
World Fuel Services Corp.	43,539	1,831,250
Zale Corp.(a)	313,384	7,461,673

		228,552,657
SAVINGS & LOANS—2.58%
Abington Bancorp Inc.(b)	52,243	498,919
Anchor BanCorp Wisconsin Inc.	125,117	3,276,814
BankAtlantic Bancorp Inc. Class A	285,982	2,462,305
BankFinancial Corp.	147,965	2,286,059
BankUnited Financial Corp. Class A	204,077	4,095,825
Berkshire Hills Bancorp Inc.	56,596	1,783,340
Brookline Bancorp Inc.	403,811	4,647,865
Clifton Savings Bancorp Inc.	76,516	829,433
Dime Community Bancshares Inc.	165,691	2,185,464
Downey Financial Corp.	135,087	8,913,040
First Financial Holdings Inc.	76,201	2,492,535
First Niagara Financial Group Inc.	689,154	9,027,917
First Place Financial Corp.	111,311	2,350,888
FirstFed Financial Corp.(a)(b)	105,747	5,999,027
Flagstar Bancorp Inc.	284,306	3,425,887
Flushing Financial Corp.	135,354	2,173,785
Franklin Bank Corp.(a)	150,761	2,246,339
Investors Bancorp Inc.(a)	326,981	4,391,355
Kearny Financial Corp.	137,256	1,850,211
KNBT Bancorp Inc.	176,189	2,589,978
MAF Bancorp Inc.	210,818	11,438,985
NASB Financial Inc.	24,190	813,994
NewAlliance Bancshares Inc.	378,416	5,570,284
Northwest Bancorp Inc.	117,174	3,062,928
Oritani Financial Corp.(a)	43,297	618,714
Partners Trust Financial Group Inc.	278,531	2,924,576
PFF Bancorp Inc.	153,471	4,286,445
Provident Financial Services Inc.	422,099	6,652,280
Provident New York Bancorp	270,911	3,660,008
Rockville Financial Inc.	56,983	860,443
Roma Financial Corp.	65,053	1,077,928
TierOne Corp.	115,376	3,472,818
United Community Financial Corp.	171,952	1,716,081
ViewPoint Financial Group	74,404	1,280,493
Wauwatosa Holdings Inc.(a)(b)	57,637	953,316
Westfield Financial Inc.	66,322	661,230
WSFS Financial Corp.	40,154	2,627,276

		119,204,785
SEMICONDUCTORS—2.39%
Actel Corp.(a)	166,297	2,313,191
Applied Micro Circuits Corp.(a)	1,118,351	2,795,878
Asyst Technologies Inc.(a)	32,196	232,777
ATMI Inc.(a)	30,092	902,760
Axcelis Technologies Inc.(a)	649,580	4,215,774
Brooks Automation Inc.(a)(b)	438,583	7,960,281
Cabot Microelectronics Corp.(a)	29,135	1,034,001
Cavium Networks Inc.(a)	14,745	333,532
Cirrus Logic Inc.(a)	248,691	2,064,135
Cohu Inc.	79,152	1,761,132
Conexant Systems Inc.(a)	2,303,850	3,179,313
Credence Systems Corp.(a)	645,976	2,325,514
DSP Group Inc.(a)	172,444	3,529,929

Emulex Corp.(a)(b)	221,900	4,846,296
Entegris Inc.(a)(b)	744,599	8,845,836
Exar Corp.(a)	122,406	1,640,240
Genesis Microchip Inc.(a)	181,173	1,695,779
IXYS Corp.(a)	68,706	573,695
Kulicke & Soffa Industries Inc.(a)	32,990	345,405
Lattice Semiconductor Corp.(a)	733,446	4,195,311
Mattson Technology Inc.(a)	49,313	478,336
MKS Instruments Inc.(a)	305,887	8,473,070
OmniVision Technologies Inc.(a)(b)	257,855	4,669,754
Pericom Semiconductor Corp.(a)	116,274	1,297,618
Photronics Inc.(a)	267,080	3,974,150
PMC-Sierra Inc.(a)	97,269	751,889
Rudolph Technologies Inc.(a)	90,644	1,505,597
Semitool Inc.(a)	115,964	1,114,414
Semtech Corp.(a)	88,427	1,532,440
Silicon Image Inc.(a)	52,330	448,991
Skyworks Solutions Inc.(a)	885,221	6,506,374
Spansion Inc. Class A(a)	575,818	6,391,580
Standard Microsystems Corp.(a)	96,459	3,312,402
Syntax-Brillian Corp.(a)	27,208	133,863
TriQuint Semiconductor Inc.(a)	891,038	4,508,652
Ultra Clean Holdings Inc.(a)	107,437	1,501,969
Ultratech Inc.(a)	70,752	943,124
Veeco Instruments Inc.(a)	172,031	3,567,923
Zoran Corp.(a)	213,640	4,281,346

		110,184,271
SOFTWARE—1.70%
Avid Technology Inc.(a)(b)	264,194	9,339,258
Blackbaud Inc.	44,527	983,156
Borland Software Corp.(a)	464,380	2,758,417
Bottomline Technologies Inc.(a)	138,894	1,715,341
Computer Programs & Systems Inc.	17,521	542,801
CSG Systems International Inc.(a)	160,530	4,255,650
Digi International Inc.(a)	138,588	2,042,787
eFunds Corp.(a)	43,734	1,543,373
infoUSA Inc.	137,993	1,410,288
InPhonic Inc.(a)(b)	129,087	601,545
Inter-Tel Inc.	118,397	2,833,240
INVESTools Inc.(a)	78,804	784,888
JDA Software Group Inc.(a)	113,405	2,226,140
Lawson Software Inc.(a)(b)	832,770	8,236,095
ManTech International Corp. Class A(a)	103,086	3,178,141
MicroStrategy Inc. Class A(a)	8,583	811,008
MSC Software Corp.(a)	280,430	3,797,022
OpenTV Corp.(a)	224,632	476,220
Packeteer Inc.(a)	37,832	295,468
Parametric Technology Corp.(a)	399,060	8,623,687
PDF Solutions Inc.(a)	70,347	832,205
Pegasystems Inc.	77,301	844,900
QAD Inc.	29,452	244,452
Quest Software Inc.(a)	52,927	856,888
Schawk Inc.	84,276	1,687,206
SeaChange International Inc.(a)	110,487	857,379
Solera Holdings Inc.(a)	50,492	978,535
Sybase Inc.(a)	522,984	12,494,088
SYNNEX Corp.(a)	103,979	2,143,007
Take-Two Interactive Software Inc.(a)(b)	55,170	1,101,745

		78,494,930
STORAGE & WAREHOUSING—0.03%
Mobile Mini Inc.(a)	46,493	1,357,596

		1,357,596

TELECOMMUNICATIONS—3.89%
Adaptec Inc.(a)	756,142	2,880,901
ADTRAN Inc.	182,185	4,731,344
Aeroflex Inc.(a)	478,649	6,782,456
Alaska Communications Systems Group Inc.	272,977	4,323,956
Anaren Inc.(a)	104,130	1,833,729
Andrew Corp.(a)	996,413	14,388,204
Anixter International Inc.(a)	33,328	2,506,599
Arris Group Inc.(a)	48,229	848,348
Aruba Networks Inc.(a)	20,369	409,417
Atlantic Tele-Network Inc.	60,375	1,729,140
Black Box Corp.	110,928	4,590,201
Cincinnati Bell Inc.(a)	1,584,665	9,159,364
Consolidated Communications Holdings Inc.	55,019	1,243,429
CT Communications Inc.	120,625	3,680,269
Ditech Networks Inc.(a)	130,696	1,070,400
EMS Technologies Inc.(a)	48,718	1,074,719
Extreme Networks Inc.(a)	714,276	2,892,818
FairPoint Communications Inc.	198,376	3,521,174
FiberTower Corp.(a)	657,727	2,847,958
Foundry Networks Inc.(a)	121,416	2,022,791
General Communication Inc. Class A(a)	297,816	3,815,023
GeoEye Inc.(a)	32,990	716,873
Global Crossing Ltd.(a)	89,164	1,683,416
Golden Telecom Inc.	57,793	3,179,193
Hungarian Telephone and Cable Corp.(a)	13,585	271,836
Hypercom Corp.(a)	145,107	857,582
ICO Global Communications (Holdings) Ltd.(a)	379,860	1,321,913
IDT Corp. Class B	316,344	3,264,670
Iowa Telecommunications Services Inc.	203,089	4,616,213
iPCS Inc.	28,330	959,537
Ixia(a)	85,124	788,248
Knology Inc.(a)	81,124	1,409,124
Loral Space & Communications Inc.(a)	73,215	3,608,035
MasTec Inc.(a)	44,901	710,334
MRV Communications Inc.(a)(b)	804,460	2,614,495
Newport Corp.(a)	223,399	3,458,217
NextWave Wireless Inc.(a)	173,848	1,451,631
North Pittsburgh Systems Inc.	12,691	269,684
Oplink Communications Inc.(a)	81,700	1,225,500
Optium Corp.(a)	51,881	656,295
PAETEC Holding Corp.(a)	258,603	2,919,628
Plantronics Inc.	307,586	8,064,905
Powerwave Technologies Inc.(a)	834,070	5,588,269
Preformed Line Products Co.	15,886	762,687
Premiere Global Services Inc.(a)	399,743	5,204,654
RCN Corp.(a)	195,262	3,668,973
RF Micro Devices Inc.(a)	657,822	4,104,809
Rural Cellular Corp. Class A(a)	45,032	1,972,852
SAVVIS Inc.(a)	52,629	2,605,662
Shenandoah Telecommunications Co.	45,442	2,309,817
SureWest Communications	92,373	2,516,241
Sycamore Networks Inc.(a)	727,730	2,925,475
Symmetricom Inc.(a)	147,908	1,242,427
Syniverse Holdings Inc.(a)	174,245	2,240,791
Tekelec(a)	390,023	5,624,132
3Com Corp.(a)	2,490,062	10,283,956
Time Warner Telecom Inc. Class A(a)	69,579	1,398,538
USA Mobility Inc.(a)(b)	147,510	3,947,368

UTStarcom Inc.(a)(b)	368,324	2,066,298
Vonage Holdings Corp.(a)(b)	218,494	679,516

		179,542,034

TEXTILES—0.21%
G&K Services Inc. Class A	137,781	5,443,727
UniFirst Corp.	91,490	4,030,135

		9,473,862
TOYS, GAMES & HOBBIES—0.39%
JAKKS Pacific Inc.(a)	180,208	5,071,053
LeapFrog Enterprises Inc.(a)	219,813	2,253,083
Marvel Entertainment Inc.(a)	113,937	2,903,115
RC2 Corp.(a)	135,605	5,425,556
Topps Co. Inc. (The)	215,513	2,265,042

		17,917,849
TRANSPORTATION—1.83%
ABX Air Inc.(a)	374,840	3,021,210
Arkansas Best Corp.	144,364	5,625,865
Atlas Air Worldwide Holdings Inc.(a)	85,438	5,035,716
Bristow Group Inc.(a)	129,512	6,417,320
Eagle Bulk Shipping Inc.	194,869	4,367,014
EGL Inc.(a)	108,444	5,040,477
Forward Air Corp.	43,126	1,470,165
Genco Shipping & Trading Ltd.	107,045	4,416,677
General Maritime Corp.	183,288	4,908,453
Genesee & Wyoming Inc. Class A(a)	106,689	3,183,600
Golar LNG Ltd.	173,605	2,892,259
GulfMark Offshore Inc.(a)	146,357	7,496,406
Heartland Express Inc.	248,201	4,045,676
Knightsbridge Tankers Ltd.	5,915	180,467
Marten Transport Ltd.(a)	98,015	1,765,250
Nordic American Tanker Shipping Ltd.	172,240	7,034,282
Old Dominion Freight Line Inc.(a)	12,552	378,443
Pacer International Inc.	161,470	3,797,774
Patriot Transportation Holding Inc.(a)(b)	10,333	895,871
PHI Inc.(a)	42,409	1,263,364
Saia Inc.(a)	80,904	2,205,443
TBS International Ltd.(a)	31,138	884,319
Ultrapetrol (Bahamas) Ltd.(a)	63,810	1,512,297
Universal Truckload Services Inc.(a)	20,648	410,276
Werner Enterprises Inc.	297,726	5,999,179

		84,247,803
TRUCKING & LEASING—0.28%
AMERCO(a)	68,007	5,134,529
Greenbrier Companies Inc. (The)(b)	102,152	3,087,033
Interpool Inc.	70,940	1,908,286
TAL International Group Inc.	93,416	2,775,389

		12,905,237
WATER—0.39%
American States Water Co.	109,028	3,878,126
California Water Service Group	125,339	4,698,959
PICO Holdings Inc.(a)	97,412	4,214,043
SJW Corp.	91,646	3,051,812
Southwest Water Co.(b)	154,290	1,970,283

		17,813,223

TOTAL COMMON STOCKS
(Cost: $4,575,124,337)		4,609,683,627

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.27%

MONEY MARKET FUNDS—6.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31% (d)(e)	7,181,097	7,181,097
BGI Cash Premier Fund LLC
5.33% (d)(e)(f)	282,175,549	282,175,549

		289,356,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,356,646)		289,356,646

TOTAL INVESTMENTS IN SECURITIES—106.18%
(Cost: $4,864,480,983)		4,899,040,273
Other Assets, Less Liabilities—(6.18)%		(285,186,204)

NET ASSETS—100.00%		$4,613,854,069

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.25%
Catalina Marketing Corp.	6,851	$215,806
Clear Channel Outdoor Holdings Inc. Class A(a)	7,487	212,182
Donnelley (R.H.) Corp.(a)(b)	13,229	1,002,494
Gaiam Inc.(a)	3,259	59,412
Getty Images Inc.(a)	9,372	448,075
Greenfield Online Inc.(a)	4,085	64,992
Harte-Hanks Inc.	9,412	241,700
Interpublic Group of Companies Inc. (The)(a)	87,387	996,212
inVentiv Health Inc.(a)	5,859	214,498
Lamar Advertising Co.	15,407	966,943
Marchex Inc. Class B	5,268	85,974
Omnicom Group Inc.	62,000	3,281,040
ValueVision Media Inc. Class A(a)	5,774	65,362

		7,854,690
AEROSPACE & DEFENSE—1.92%
AAR Corp.(a)	7,019	231,697
AeroVironment Inc.(a)	1,311	27,020
Alliant Techsystems Inc.(a)	6,233	618,002
Argon ST Inc.(a)	2,451	56,888
Armor Holdings Inc.(a)	5,721	496,983
BE Aerospace Inc.(a)	17,354	716,720
Boeing Co. (The)	147,639	14,196,966
Curtiss-Wright Corp.	8,339	388,681
DRS Technologies Inc.	7,663	438,860
EDO Corp.	3,318	109,063
Esterline Technologies Corp.(a)	4,814	232,564
GenCorp Inc.(a)	10,559	138,006
General Dynamics Corp.	75,893	5,936,350
Goodrich Corp.	23,391	1,393,168
HEICO Corp.	4,810	202,405
Innovative Solutions and Support Inc.(a)	2,375	55,147
Kaman Corp.	4,584	142,975
L-3 Communications Holdings Inc.	23,451	2,283,893
Lockheed Martin Corp.	66,002	6,212,768
Moog Inc. Class A(a)	7,131	314,548
MTC Technologies Inc.(a)	1,777	43,643
Northrop Grumman Corp.	64,694	5,037,722
Orbital Sciences Corp.(a)	11,171	234,703
Raytheon Co.	83,202	4,483,756
Rockwell Collins Inc.	31,356	2,214,988
Sequa Corp. Class A(a)	1,359	152,208
Spirit AeroSystems Holdings Inc. Class A(a)	13,279	478,708
Teledyne Technologies Inc.(a)	6,581	302,397
TransDigm Group Inc.(a)	1,767	71,493
Triumph Group Inc.	3,101	203,022
United Industrial Corp.	1,603	96,148
United Technologies Corp.	186,456	13,225,324

		60,736,816

AGRICULTURE—1.48%
Alico Inc.	678	41,351
Alliance One International Inc.(a)	18,008	180,980
Altria Group Inc.	394,385	27,662,164
Andersons Inc. (The)(b)	2,929	132,772
Archer-Daniels-Midland Co.	122,349	4,048,528
Bunge Ltd.	22,601	1,909,784
Cadiz Inc.(a)	2,238	50,288
Loews Corp. - Carolina Group	20,281	1,567,113
Maui Land & Pineapple Co. Inc.(a)	835	30,670
Monsanto Co.	102,036	6,891,511
Reynolds American Inc.	32,106	2,093,311
Tejon Ranch Co.(a)	2,081	91,980
Universal Corp.	5,088	309,961
UST Inc.	29,962	1,609,259
Vector Group Ltd.(b)	5,569	125,470

		46,745,142
AIRLINES—0.28%
AirTran Holdings Inc.(a)	17,222	188,064
Alaska Air Group Inc.(a)	8,022	223,493
Allegiant Travel Co.(a)	995	30,586
AMR Corp.(a)	44,898	1,183,062
Continental Airlines Inc. Class B(a)	18,284	619,279
Copa Holdings SA Class A	3,275	220,211
Delta Air Lines Inc.(a)	44,664	879,881
ExpressJet Holdings Inc.(a)	10,205	61,026
JetBlue Airways Corp.(a)(b)	33,612	394,941
Midwest Air Group Inc.(a)	4,630	69,543
Northwest Airlines Corp.(a)	49,115	1,090,353
Pinnacle Airlines Corp.(a)	3,704	69,450
Republic Airways Holdings Inc.(a)	6,855	139,499
SkyWest Inc.	12,147	289,463
Southwest Airlines Co.	146,301	2,181,348
UAL Corp.(a)(b)	21,758	883,157
US Airways Group Inc.(a)	15,316	463,615

		8,986,971
APPAREL—0.54%
Carter’s Inc.(a)	10,998	285,288
Cherokee Inc.	1,411	51,558
Coach Inc.(a)	69,560	3,296,448
Columbia Sportswear Co.	2,602	178,705
Crocs Inc.(a)	15,046	647,429
Deckers Outdoor Corp.(a)	2,408	242,967
G-III Apparel Group Ltd.(a)	2,450	38,685
Guess? Inc.	10,231	491,497
Gymboree Corp.(a)	6,158	242,687
Hanesbrands Inc.(a)	18,150	490,595
Heelys Inc.(a)(b)	1,211	31,316
Iconix Brand Group Inc.(a)	9,545	212,090
Jones Apparel Group Inc.	20,500	579,125
Kellwood Co.	4,891	137,535
K-Swiss Inc. Class A	4,864	137,797
Liz Claiborne Inc.	19,677	733,952
Maidenform Brands Inc.(a)	4,326	85,914
NexCen Brands Inc.(a)	7,913	88,151
Nike Inc. Class B	66,799	3,893,714
Oxford Industries Inc.	2,897	128,453
Perry Ellis International Inc.(a)	2,138	68,779
Phillips-Van Heusen Corp.	10,539	638,347

Polo Ralph Lauren Corp.	11,422	1,120,612
Quiksilver Inc.(a)	23,405	330,713
Skechers U.S.A. Inc. Class A(a)	3,839	112,099
Steven Madden Ltd.	3,859	126,421
Stride Rite Corp.	6,916	140,118
Timberland Co. Class A(a)	8,888	223,889
True Religion Apparel Inc.(a)	2,625	53,366
VF Corp.	16,704	1,529,752
Volcom Inc.(a)	2,756	138,158
Warnaco Group Inc. (The)(a)	8,715	342,848
Weyco Group Inc.	1,394	37,540
Wolverine World Wide Inc.	10,252	284,083

		17,140,631
AUTO MANUFACTURERS—0.38%
A.S.V. Inc.(a)(b)	3,834	66,252
Force Protection Inc.(a)	12,811	264,419
Ford Motor Co.	339,332	3,196,507
General Motors Corp.	90,341	3,414,890
Oshkosh Truck Corp.	13,779	866,975
PACCAR Inc.	46,563	4,052,844
Wabash National Corp.	5,746	84,064

		11,945,951
AUTO PARTS & EQUIPMENT—0.34%
Accuride Corp.(a)	4,434	68,328
Aftermarket Technology Corp.(a)	4,111	122,014
American Axle & Manufacturing Holdings Inc.	8,421	249,430
Amerigon Inc. Class A(a)	4,068	73,183
ArvinMeritor Inc.	13,442	298,412
Autoliv Inc.	14,984	852,140
BorgWarner Inc.	10,802	929,404
Commercial Vehicle Group Inc.(a)	4,026	75,004
Cooper Tire & Rubber Co.	11,610	320,668
Exide Technologies Inc.(a)	11,427	106,271
Goodyear Tire & Rubber Co. (The)(a)	39,179	1,361,862
Hayes Lemmerz International Inc.(a)	17,888	95,701
Johnson Controls Inc.	36,984	4,281,638
Keystone Automotive Industries Inc.(a)	3,080	127,420
Lear Corp.(a)	14,435	514,030
Miller Industries Inc.(a)	1,882	47,238
Modine Manufacturing Co.	6,103	137,928
Noble International Ltd.	2,210	45,172
Spartan Motors Inc.	6,060	103,141
Standard Motor Products Inc.	2,964	44,549
Superior Industries International Inc.(b)	4,297	93,503
Tenneco Inc.(a)	8,714	305,339
Titan International Inc.	4,534	143,320
TRW Automotive Holdings Corp.(a)	7,992	294,345
Visteon Corp.(a)	24,402	197,656

		10,887,696
BANKS—5.63%
Alabama National BanCorporation	3,205	198,197
AMCORE Financial Inc.	4,347	126,020
AmericanWest Bancorporation	3,236	58,992
Ameris Bancorp	2,547	57,231
Associated Banc-Corp	24,006	784,996
BancFirst Corp.	1,501	64,273
Banco Latinoamericano de Exportaciones SA	5,122	96,294
Bancorp Inc. (The)(a)	2,022	45,212
BancorpSouth Inc.	15,474	378,494
Bank Mutual Corp.	10,415	120,085

Bank of America Corp.	832,156	40,684,107
Bank of Hawaii Corp.	9,329	481,750
Bank of New York Co. Inc. (The)	142,786	5,917,052
Bank of the Ozarks Inc.	2,301	64,129
Banner Corp.	2,449	83,413
BB&T Corp.	103,282	4,201,512
BOK Financial Corp.	4,188	223,723
Boston Private Financial Holdings Inc.	6,972	187,338
Capital City Bank Group Inc.(b)	2,390	74,903
Capital Corp of the West	1,799	43,104
Capitol Bancorp Ltd.	2,680	73,244
Cascade Bancorp	4,227	97,813
Cass Information Systems Inc.	1,189	43,113
Cathay General Bancorp	9,635	323,158
Centennial Bank Holdings Inc.(a)	10,391	88,012
Center Financial Corp.	1,890	31,979
Central Pacific Financial Corp.	5,787	191,029
Chemical Financial Corp.	4,672	120,865
Chittenden Corp.	8,680	303,366
Citizens Republic Bancorp Inc.	14,250	260,775
City Bank	2,568	80,918
City Holding Co.	3,231	123,844
City National Corp.	7,702	586,045
CoBiz Inc.	3,481	63,076
Colonial BancGroup Inc. (The)	29,920	747,102
Columbia Banking System Inc.	3,043	89,008
Comerica Inc.	29,188	1,735,810
Commerce Bancorp Inc.	35,726	1,321,505
Commerce Bancshares Inc.	13,102	593,521
Community Bancorp(a)	1,961	54,869
Community Bank System Inc.	5,664	113,393
Community Banks Inc.	4,660	150,145
Community Trust Bancorp Inc.	2,864	92,507
Compass Bancshares Inc.	24,648	1,700,219
Corus Bankshares Inc.(b)	7,327	126,464
Cullen/Frost Bankers Inc.	11,295	603,944
CVB Financial Corp.	12,485	138,833
East West Bancorp Inc.	11,493	446,848
Enterprise Financial Services Corp.(b)	1,938	48,179
F.N.B. Corp. (Pennsylvania)	11,362	190,200
Fifth Third Bancorp	103,110	4,100,685
First Bancorp (North Carolina)	2,266	42,442
First BanCorp (Puerto Rico)	15,670	172,213
First Busey Corp. Class A(b)	2,832	56,612
First Charter Corp.	6,617	128,833
First Citizens BancShares Inc. Class A	1,130	219,672
First Commonwealth Financial Corp.(b)	13,931	152,127
First Community Bancorp	4,870	278,613
First Community Bancshares Inc.	1,889	58,918
First Financial Bancorp	6,248	93,658
First Financial Bankshares Inc.(b)	3,908	151,669
First Financial Corp.	2,487	73,018
First Horizon National Corp.	23,414	913,146
First Indiana Corp.	2,327	51,473
First Merchants Corp.	3,447	82,831
First Midwest Bancorp Inc.	9,359	332,338
First Regional Bancorp(a)	1,571	39,966
First Republic Bank	5,864	314,662
1st Source Corp.	2,395	59,683
First South Bancorp Inc.(b)	1,602	43,094
First State Bancorp	3,850	81,966
FirstMerit Corp.	15,146	317,006
Fremont General Corp.(b)	12,753	137,222

Frontier Financial Corp.	7,373	166,114
Fulton Financial Corp.	32,598	470,063
Glacier Bancorp Inc.	9,917	201,811
Great Southern Bancorp Inc.	1,958	52,964
Greater Bay Bancorp	9,623	267,904
Green Bancshares Inc.	1,635	51,110
Hancock Holding Co.	5,036	189,102
Hanmi Financial Corp.	7,645	130,424
Harleysville National Corp.	5,454	87,918
Heartland Financial USA Inc.	2,392	58,126
Heritage Commerce Corp.	2,191	51,883
Home Bancshares Inc.	2,164	48,798
Horizon Financial Corp.	2,307	50,270
Huntington Bancshares Inc.	43,957	999,582
IBERIABANK Corp.	2,184	107,999
Independent Bank Corp. (Massachusetts)	2,672	78,931
Independent Bank Corp. (Michigan)	4,251	73,160
Integra Bank Corp.	3,911	83,969
International Bancshares Corp.	9,644	247,079
Investors Financial Services Corp.	12,642	779,632
Irwin Financial Corp.	3,542	53,024
ITLA Capital Corp.	1,036	53,996
KeyCorp	73,515	2,523,770
K-Fed Bancorp	924	14,498
Lakeland Bancorp Inc.(b)	3,595	47,814
Lakeland Financial Corp.	2,295	48,815
M&T Bank Corp.	12,823	1,370,779
Macatawa Bank Corp.	2,912	46,330
MainSource Financial Group Inc.	3,525	59,185
Marshall & Ilsley Corp.	48,552	2,312,532
MB Financial Inc.	6,870	238,664
Mellon Financial Corp.	78,032	3,433,408
Midwest Banc Holdings Inc.	3,675	53,287
Nara Bancorp Inc.	4,210	67,065
National City Corp.	95,932	3,196,454
National Penn Bancshares Inc.	8,967	149,570
NBT Bancorp Inc.	6,402	144,429
Northern Trust Corp.	41,117	2,641,356
Old National Bancorp	12,504	207,691
Old Second Bancorp Inc.	2,469	71,996
Omega Financial Corp.	2,381	64,025
Oriental Financial Group Inc.	3,901	42,560
Pacific Capital Bancorp	8,852	238,827
Park National Corp.(b)	2,280	193,321
Peoples Bancorp Inc.	1,979	53,572
Pinnacle Financial Partners Inc.(a)	2,924	85,849
PNC Financial Services Group Inc. (The)	64,657	4,628,148
Popular Inc.	51,968	835,126
Preferred Bank	1,737	69,480
PrivateBancorp Inc.	3,551	102,269
Prosperity Bancshares Inc.	6,687	219,066
Provident Bankshares Corp.	6,070	198,975
Regions Financial Corp.	132,097	4,372,411
Renasant Corp.	3,380	76,861
Republic Bancorp Inc. Class A	1,786	29,630
Royal Bancshares of Pennsylvania Inc. Class A	1,024	20,183
S&T Bancorp Inc.	4,670	153,643
Sandy Spring Bancorp Inc.	2,962	93,125
Santander BanCorp	826	12,274
SCBT Financial Corp.	1,731	63,008
Seacoast Banking Corp. of Florida	2,792	60,726
Security Bank Corp.	3,081	61,928

Sierra Bancorp	1,427	40,241
Signature Bank(a)	5,585	190,448
Simmons First National Corp. Class A	2,658	73,334
Sky Financial Group Inc.	22,190	618,213
South Financial Group Inc. (The)	13,959	316,032
Southside Bancshares Inc.	2,042	44,352
Southwest Bancorp Inc.	2,689	64,644
State Street Corp.	63,053	4,312,825
Sterling Bancorp	3,513	56,313
Sterling Bancshares Inc.	14,008	158,430
Sterling Financial Corp. (Pennsylvania)	4,969	52,274
Sterling Financial Corp. (Washington)	9,651	279,300
Suffolk Bancorp	1,890	60,329
Sun Bancorp Inc. (New Jersey)(a)	2,747	46,342
SunTrust Banks Inc.	66,856	5,732,233
Superior Bancorp(a)	6,544	66,945
Susquehanna Bancshares Inc.	9,817	219,606
SVB Financial Group(a)(b)	6,453	342,719
SY Bancorp Inc.	2,315	55,004
Synovus Financial Corp.	51,870	1,592,409
Taylor Capital Group Inc.	1,091	30,035
TCF Financial Corp.	24,345	676,791
Texas Capital Bancshares Inc.(a)	4,410	98,563
Tompkins Financial Corp.	1,237	46,264
TriCo Bancshares	2,638	58,986
TrustCo Bank Corp. NY(b)	14,141	139,713
Trustmark Corp.	9,212	238,222
U.S. Bancorp	326,001	10,741,733
UCBH Holdings Inc.	18,805	343,567
UMB Financial Corp.	5,829	214,915
Umpqua Holdings Corp.	11,530	271,070
Union Bankshares Corp.	2,514	58,325
UnionBanCal Corp.	9,002	537,419
United Bancshares Inc.	6,771	215,318
United Community Banks Inc.	6,908	178,848
United Security Bancshares(b)	1,540	31,385
Univest Corp. of Pennsylvania	2,444	55,039
USB Holding Co. Inc.	2,126	40,522
Valley National Bancorp	22,654	509,489
Virginia Commerce Bancorp Inc.(a)	3,227	54,569
W Holding Co. Inc.	21,479	56,705
Wachovia Corp.	358,767	18,386,809
Washington Trust Bancorp Inc.	2,149	54,176
Webster Financial Corp.	10,639	453,966
Wells Fargo & Co.	629,539	22,140,887
WesBanco Inc.	3,935	116,082
West Coast Bancorp	2,955	89,802
Westamerica Bancorporation	5,657	250,266
Western Alliance Bancorporation(a)	3,121	93,162
Whitney Holding Corp.	12,717	382,782
Wilmington Trust Corp.	12,936	536,973
Wilshire Bancorp Inc.	3,316	40,389
Wintrust Financial Corp.	4,546	199,342
Yardville National Bancorp	1,862	63,587
Zions Bancorporation	20,220	1,555,120

		178,221,779
BEVERAGES—1.78%
Anheuser-Busch Companies Inc.	142,447	7,430,036
Boston Beer Co. Inc. Class A(a)	1,701	66,934
Brown-Forman Corp. Class B	14,508	1,060,245
Coca-Cola Bottling Co. Consolidated	1,118	56,235
Coca-Cola Co. (The)	433,124	22,656,716

Coca-Cola Enterprises Inc.	58,245	1,397,880
Constellation Brands Inc. Class A(a)	36,083	876,095
Farmer Brothers Co.	1,267	28,672
Green Mountain Coffee Roasters Inc.(a)	1,081	85,118
Hansen Natural Corp.(a)	12,832	551,519
Jones Soda Co.(a)(b)	4,867	68,235
Molson Coors Brewing Co. Class B	10,199	943,000
National Beverage Corp.(a)	1,926	22,168
Peet’s Coffee & Tea Inc.(a)	2,570	63,299
Pepsi Bottling Group Inc.	26,217	882,989
PepsiAmericas Inc.	11,105	272,739
PepsiCo Inc.	305,436	19,807,525

		56,269,405
BIOTECHNOLOGY—1.24%
Acorda Therapeutics Inc.(a)	3,998	68,206
Advanced Magnetics Inc.(a)	2,680	155,869
Affymax Inc.(a)	802	21,622
Affymetrix Inc.(a)	12,914	321,429
Alexion Pharmaceuticals Inc.(a)	6,856	308,931
American Oriental Bioengineering Inc.(a)	8,757	77,937
Amgen Inc.(a)	217,430	12,021,705
Arena Pharmaceuticals Inc.(a)	11,473	126,088
ARIAD Pharmaceuticals Inc.(a)	12,927	70,969
ArQule Inc.(a)	6,148	43,343
Biogen Idec Inc.(a)	64,131	3,431,009
BioMimetic Therapeutics Inc.(a)	2,018	31,541
Bio-Rad Laboratories Inc. Class A(a)	3,516	265,704
Cambrex Corp.	5,398	71,631
Celera Group(a)	14,844	184,066
Celgene Corp.(a)	71,209	4,082,412
Cell Genesys Inc.(a)(b)	13,732	46,002
Charles River Laboratories International Inc.(a)	12,671	654,077
CryoLife Inc.(a)	4,235	55,097
Cytokinetics Inc.(a)	6,170	34,860
Digene Corp.(a)	4,027	241,821
Encysive Pharmaceuticals Inc.(a)	11,339	20,183
Enzo Biochem Inc.(a)	5,843	87,353
Enzon Pharmaceuticals Inc.(a)	8,296	65,124
Exelixis Inc.(a)	18,220	220,462
Genentech Inc.(a)	87,269	6,602,773
Genomic Health Inc.(a)	2,569	48,297
GenVec Inc.(a)	12,471	29,307
Genzyme Corp.(a)	49,489	3,187,092
Geron Corp.(a)	13,717	96,568
GTx Inc.(a)	3,173	51,371
Halozyme Therapeutics Inc.(a)	12,120	111,868
Human Genome Sciences Inc.(a)	25,274	225,444
Illumina Inc.(a)	10,090	409,553
Immunomedics Inc.(a)	10,929	45,355
Incyte Corp.(a)	15,811	94,866
Integra LifeSciences Holdings Corp.(a)(b)	3,388	167,435
InterMune Inc.(a)(b)	5,090	132,035
Invitrogen Corp.(a)	8,801	649,074
Keryx Biopharmaceuticals Inc.(a)	8,202	80,134
Kosan Biosciences Inc.(a)	8,005	41,786
LifeCell Corp.(a)	6,380	194,845
Martek Biosciences Corp.(a)	6,072	157,690
Maxygen Inc.(a)	4,592	39,353
Medivation Inc.(a)	4,015	82,026
Millennium Pharmaceuticals Inc.(a)	60,448	638,935
Millipore Corp.(a)	10,161	762,989
Molecular Insight Pharmaceuticals Inc.(a)	948	8,949

Momenta Pharmaceuticals Inc.(a)(b)	4,462	44,977
Myriad Genetics Inc.(a)	8,104	301,388
Nektar Therapeutics(a)	17,258	163,778
Novacea Inc.(a)	1,243	11,746
Omrix Biopharmaceuticals Inc.(a)	2,577	81,072
Orexigen Therapeutics Inc.(a)	1,372	20,607
PDL BioPharma Inc.(a)	21,950	511,435
Protalix BioTherapeutics Inc.(a)	6,057	163,478
Regeneration Technologies Inc.(a)	5,604	63,045
Regeneron Pharmaceuticals Inc.(a)	11,983	214,735
Savient Pharmaceuticals Inc.(a)	9,995	124,138
Seattle Genetics Inc.(a)	7,854	77,048
SuperGen Inc.(a)	10,047	55,861
Telik Inc.(a)(b)	9,874	33,374
Tercica Inc.(a)	6,202	31,630
Vertex Pharmaceuticals Inc.(a)	24,657	704,204
XOMA Ltd.(a)	24,790	75,362

		39,243,064
BUILDING MATERIALS—0.34%
AAON Inc.	1,738	55,355
American Standard Companies Inc.	33,804	1,993,760
Apogee Enterprises Inc.	5,421	150,812
Armstrong World Industries Inc.(a)	3,659	183,499
Builders FirstSource Inc.(a)	2,877	46,205
Comfort Systems USA Inc.	7,708	109,299
Drew Industries Inc.(a)	3,415	113,173
Eagle Materials Inc.	9,020	442,431
Florida Rock Industries Inc.	9,002	607,635
Genlyte Group Inc. (The)(a)	5,355	420,582
Goodman Global Inc.(a)	7,082	157,362
Interline Brands Inc.(a)	5,209	135,851
Lennox International Inc.	10,896	372,970
LSI Industries Inc.	3,454	61,827
Martin Marietta Materials Inc.	7,961	1,289,841
Masco Corp.	70,735	2,013,825
NCI Building Systems Inc.(a)(b)	3,797	187,306
Owens Corning(a)	20,753	697,923
PGT Inc.(a)	1,961	21,434
Simpson Manufacturing Co. Inc.(b)	6,942	234,223
Texas Industries Inc.	5,141	403,106
Trex Co. Inc.(a)(b)	2,250	44,167
U.S. Concrete Inc.(a)	6,399	55,607
Universal Forest Products Inc.	3,143	132,823
USG Corp.(a)	15,083	739,670

		10,670,686
CHEMICALS—1.57%
Air Products and Chemicals Inc.	40,599	3,262,942
Airgas Inc.	14,793	708,585
Albemarle Corp.	15,022	578,798
American Vanguard Corp.(b)	3,424	49,032
Arch Chemicals Inc.	4,577	160,836
Ashland Inc.	10,563	675,504
Balchem Corp.	3,357	60,997
Cabot Corp.	12,120	577,882
Celanese Corp. Class A	25,082	972,680
CF Industries Holdings Inc.	10,426	624,413

Chemtura Corp.	45,409	504,494
Cytec Industries Inc.	7,925	505,377
Dow Chemical Co. (The)	178,717	7,902,866
Du Pont (E.I.) de Nemours and Co.	173,177	8,804,319
Eastman Chemical Co.	15,681	1,008,759

Ecolab Inc.	32,666	1,394,838
Ferro Corp.	8,169	203,653
FMC Corp.	7,207	644,234
Fuller (H.B.) Co.	11,418	341,284
Georgia Gulf Corp.(b)	6,474	117,244
Grace (W.R.) & Co.(a)	13,193	323,097
Hercules Inc.(a)	21,948	431,278
Huntsman Corp.	17,002	413,319
Innophos Holdings Inc.	3,914	55,970
Innospec Inc.	2,261	133,874
International Flavors & Fragrances Inc.	16,604	865,733
Kronos Worldwide Inc.	450	11,362
Landec Corp.(a)	4,088	54,779
Lubrizol Corp.	13,025	840,764
Lyondell Chemical Co.	43,278	1,606,479
Minerals Technologies Inc.	3,593	240,551
Mosaic Co. (The)(a)	28,865	1,126,312
NewMarket Corp.	2,878	139,209
NL Industries Inc.	1,344	13,467
Olin Corp.	13,881	291,501
OM Group Inc.(a)	5,611	296,934
Pioneer Companies Inc.(a)	2,229	76,611
PolyOne Corp.(a)	17,505	125,861
PPG Industries Inc.	30,763	2,341,372
Praxair Inc.	59,740	4,300,683
Rockwood Holdings Inc.(a)	6,598	241,157
Rohm & Haas Co.	28,497	1,558,216
RPM International Inc.	22,758	525,937
Schulman (A.) Inc.	5,076	123,499
Sensient Technologies Corp.	8,849	224,676
ShengdaTech Inc.(a)	5,388	28,664
Sherwin-Williams Co. (The)	20,751	1,379,319
Sigma-Aldrich Corp.	24,481	1,044,604
Spartech Corp.	6,019	159,804
Stepan Co.	1,167	35,337
Symyx Technologies Inc.(a)	6,254	71,984
Terra Industries Inc.(a)	17,478	444,291
Tronox Inc. Class B	7,802	109,618
UAP Holding Corp.	9,691	292,087
Valhi Inc.	1,267	20,652
Valspar Corp. (The)	19,300	548,313
Westlake Chemical Corp.	3,611	101,541
Zoltek Companies Inc.(a)(b)	4,095	170,065

		49,867,657
COAL—0.19%
Alpha Natural Resources Inc.(a)	12,337	256,486
Arch Coal Inc.	26,550	923,940
CONSOL Energy Inc.	34,060	1,570,507
Foundation Coal Holdings Inc.	8,509	345,806
International Coal Group Inc.(a)	23,918	143,030
Massey Energy Co.	15,266	406,839
Peabody Energy Corp.	49,650	2,402,067

		6,048,675
COMMERCIAL SERVICES—1.69%
Aaron Rents Inc.	8,700	254,040
ABM Industries Inc.	8,155	210,481

Accenture Ltd.	111,273	4,772,499
Administaff Inc.	4,402	147,423
Advance America Cash Advance Centers Inc.	12,564	222,885
Advisory Board Co. (The)(a)	3,399	188,848
Albany Molecular Research Inc.(a)	4,878	72,438

Alliance Data Systems Corp.(a)	14,686	1,134,934
AMN Healthcare Services Inc.(a)	6,530	143,660
Apollo Group Inc. Class A(a)	27,028	1,579,246
Arbitron Inc.	5,633	290,268
Arrowhead Research Corp.(a)	6,372	32,051
Avis Budget Group Inc.(a)	19,186	545,458
Bankrate Inc.(a)(b)	2,118	101,495
Barrett Business Services Inc.	1,399	36,136
BearingPoint Inc.(a)	37,949	277,407
Block (H & R) Inc.	60,332	1,409,959
Bowne & Co. Inc.	5,193	101,315
Bright Horizons Family Solutions Inc.(a)	4,924	191,593
Capella Education Co.(a)	2,022	93,073
Career Education Corp.(a)	17,884	603,943
CBIZ Inc.(a)	8,934	65,665
CDI Corp.	2,431	78,278
Cenveo Inc.(a)	10,105	234,335
Chemed Corp.	4,761	315,607
ChoicePoint Inc.(a)	14,314	607,629
Clayton Holdings Inc.(a)	2,258	25,719
Coinmach Service Corp. Class A	5,478	72,474
Coinstar Inc.(a)	5,235	164,798
Compass Diversified Trust	3,986	71,070
Consolidated Graphics Inc.(a)	1,982	137,313
Convergys Corp.(a)	25,772	624,713
Corinthian Colleges Inc.(a)	16,311	265,706
Cornell Companies Inc.(a)	2,000	49,120
Corporate Executive Board Co. (The)	7,039	456,901
Corrections Corp. of America(a)	11,560	729,552
CorVel Corp.(a)	1,433	37,459
CoStar Group Inc.(a)	3,613	191,055
CPI Corp.	981	68,179
CRA International Inc.(a)	2,203	106,185
Cross Country Healthcare Inc.(a)	6,037	100,697
Deluxe Corp.	9,771	396,800
DeVry Inc.	11,283	383,848
Diamond Management & Technology Consultants Inc.	5,317	70,184
Dollar Financial Corp.(a)	3,022	86,127
Dollar Thrifty Automotive Group Inc.(a)	4,462	182,228
Donnelley (R.R.) & Sons Co.	41,198	1,792,525
DynCorp International Inc.(a)	4,701	103,375
Electro Rent Corp.	3,262	47,429
Emergency Medical Services LP(a)	1,750	68,477
Equifax Inc.	27,156	1,206,269
Euronet Worldwide Inc.(a)	8,630	251,651
ExlService Holdings Inc.(a)	4,253	79,701
Exponent Inc.(a)	2,793	62,479
First Advantage Corp. Class A(a)	1,398	32,168
Forrester Research Inc.(a)	2,844	80,002
FTI Consulting Inc.(a)	8,043	305,875
Gartner Inc.(a)	12,984	319,277
Geo Group Inc. (The)(a)	9,492	276,217
Gevity HR Inc.	4,603	88,976
Global Cash Access Inc.(a)	8,317	133,238
Great Lakes Dredge & Dock Corp.(a)	1,526	14,497
H&E Equipment Services Inc.(a)	3,348	92,874
Healthcare Services Group Inc.(b)	5,220	153,990
HealthSpring Inc.(a)	9,003	171,597
Heartland Payment Systems Inc.(b)	3,074	90,160
Heidrick & Struggles International Inc.(a)	3,386	173,499
Hertz Global Holdings Inc.(a)	59,961	1,593,164
Hewitt Associates Inc. Class A(a)	17,886	572,352

HMS Holdings Corp.(a)	3,954	75,680
Home Solutions of America Inc.(a)(b)	7,422	44,384
Hudson Highland Group Inc.(a)	4,748	101,560
Huron Consulting Group Inc.(a)	3,510	256,265
ICT Group Inc.(a)	1,526	28,551
Integrated Electrical Services Inc.(a)	2,520	83,084
Interactive Data Corp.	6,794	181,943
Iron Mountain Inc.(a)	32,931	860,487
ITT Educational Services Inc.(a)	7,665	899,718
Jackson Hewitt Tax Service Inc.	6,084	171,021
Kelly Services Inc. Class A	4,385	120,412
Kendle International Inc.(a)	2,391	87,917
Kenexa Corp.(a)	4,755	179,311
Kforce Inc.(a)	6,099	97,462
Korn/Ferry International(a)	8,037	211,052
Labor Ready Inc.(a)	8,738	201,935
Landauer Inc.	1,731	85,252
Laureate Education Inc.(a)	8,264	509,558
LECG Corp.(a)	4,752	71,803
Lincoln Educational Services Corp.(a)	883	13,121
Live Nation Inc.(a)	12,334	276,035
Manpower Inc.	15,803	1,457,669
MAXIMUS Inc.	4,117	178,595
McGrath RentCorp	4,740	159,691
McKesson Corp.	55,704	3,322,187
Michael Baker Corp.(a)	1,359	50,487
Midas Inc.(a)	2,781	63,045
Monro Muffler Brake Inc.	2,366	88,607
Monster Worldwide Inc.(a)	23,429	962,932
Moody’s Corp.	42,485	2,642,567
Morningstar Inc.(a)	2,316	108,910
MPS Group Inc.(a)	19,299	258,028
Multi-Color Corp.	1,024	40,253
Navigant Consulting Inc.(a)	10,937	202,991
Net 1 UEPS Technologies Inc.(a)	7,872	190,109
Odyssey Marine Exploration Inc.(a)	7,735	46,487
On Assignment Inc.(a)	6,614	70,902
PAREXEL International Corp.(a)	5,239	220,352
PeopleSupport Inc.(a)	4,435	50,337
Pharmaceutical Product Development Inc.	19,483	745,614
PharmaNet Development Group Inc.(a)	3,512	111,963
PHH Corp.(a)	10,072	314,347
PRA International(a)	3,738	94,571
Premier Exhibitions Inc.(a)	5,502	86,712
Pre-Paid Legal Services Inc.(a)(b)	1,696	109,070
Protection One Inc.(a)	1,228	18,371
Providence Service Corp. (The)(a)	2,179	58,223
QC Holdings Inc.	1,491	22,365
Quanta Services Inc.(a)	21,642	663,760
Rent-A-Center Inc.(a)	13,245	347,416
Resources Connection Inc.(a)	9,227	306,152
Robert Half International Inc.	27,391	999,771
Rollins Inc.	5,333	121,432
RSC Holdings Inc.(a)	3,923	78,460
SAIC Inc.(a)	18,612	336,319
Senomyx Inc.(a)	5,708	77,058
Service Corp. International	55,339	707,232
ServiceMaster Co. (The)	55,039	850,903
Sotheby’s Holdings Inc. Class A	12,440	572,489
Source Interlink Companies Inc.(a)(b)	6,473	32,236
Spherion Corp.(a)	10,614	99,665
Standard Parking Corp.(a)	926	32,530
Steiner Leisure Ltd.(a)	3,215	157,921

Stewart Enterprises Inc. Class A	19,187	149,467
Strayer Education Inc.	2,734	360,095
Team Inc.(a)	1,491	67,050
TeleTech Holdings Inc.(a)	7,867	255,520
TNS Inc.	4,558	65,681
United Rentals Inc.(a)	15,373	500,237
Universal Technical Institute Inc.(a)	4,429	112,452
Valassis Communications Inc.(a)	9,014	154,951
Vertrue Inc.(a)	1,415	69,024
Viad Corp.	3,968	167,331
VistaPrint Ltd.(a)	8,122	310,666
Volt Information Sciences Inc.(a)	2,668	49,198
Watson Wyatt Worldwide Inc.	8,050	406,364
Weight Watchers International Inc.	6,667	338,950
Western Union Co.	144,806	3,016,309
Wright Express Corp.(a)	7,519	257,676

		53,536,837
COMPUTERS—3.93%
Affiliated Computer Services Inc. Class A(a)	17,239	977,796
Agilysys Inc.	5,806	130,635
Ansoft Corp.(a)	3,203	94,456
Apple Inc.(a)	162,185	19,793,057
BISYS Group Inc. (The)(a)	22,827	270,043
Brocade Communications Systems Inc.(a)	75,429	589,855
CACI International Inc. Class A(a)	5,817	284,160
Cadence Design Systems Inc.(a)	51,935	1,140,493
Ceridian Corp.(a)	26,739	935,865
CIBER Inc.(a)	10,220	83,600
Cognizant Technology Solutions Corp.(a)	26,927	2,021,948
Computer Sciences Corp.(a)	32,434	1,918,471
COMSYS IT Partners Inc.(a)	3,299	75,250
Comtech Group Inc.(a)	3,699	61,070
Covansys Corp.(a)	5,240	177,793
Cray Inc.(a)	6,112	46,635
Dell Inc.(a)	425,919	12,159,987
Diebold Inc.	12,385	646,497
DST Systems Inc.(a)	10,168	805,407
Echelon Corp.(a)(b)	5,633	88,044
Electronic Data Systems Corp.	95,360	2,644,333
Electronics For Imaging Inc.(a)	10,695	301,813
EMC Corp.(a)	393,411	7,120,739
FactSet Research Systems Inc.	8,083	552,473
Gateway Inc.(a)	57,688	91,724
Henry (Jack) & Associates Inc.	14,821	381,641
Hewlett-Packard Co.	501,861	22,393,038
Hutchinson Technology Inc.(a)	4,899	92,150
iGATE Corp.(a)	4,110	32,962
IHS Inc. Class A(a)	5,922	272,412
Imation Corp.	6,624	244,161
Immersion Corp.(a)	4,893	73,297
Integral Systems Inc.	2,091	50,832
International Business Machines Corp.	278,425	29,304,231
Intervoice Inc.(a)	7,312	60,909
Isilon Systems Inc.(a)(b)	1,603	24,718
Komag Inc.(a)(b)	5,226	166,657
Lexmark International Inc. Class A(a)	17,598	867,757
LivePerson Inc.(a)	6,911	36,974
Magma Design Automation Inc.(a)	7,255	101,860

Manhattan Associates Inc.(a)	5,076	141,671
Mentor Graphics Corp.(a)	16,040	211,247
Mercury Computer Systems Inc.(a)	4,182	51,020
MICROS Systems Inc.(a)	7,629	415,018

MTS Systems Corp.	3,337	149,064
NCR Corp.(a)	33,667	1,768,864
Ness Technologies Inc.(a)	6,427	83,615
Network Appliance Inc.(a)	69,526	2,030,159
On2 Technologies Inc.(a)	21,246	63,738
Palm Inc.(a)	19,472	311,747
Perot Systems Corp. Class A(a)	16,433	280,018
Quantum Corp.(a)	36,894	116,954
Rackable Systems Inc.(a)	5,389	66,608
Radiant Systems Inc.(a)	4,941	65,419
RadiSys Corp.(a)	4,132	51,237
Rimage Corp.(a)	1,900	60,021
Riverbed Technology Inc.(a)	3,683	161,389
SanDisk Corp.(a)	42,747	2,092,038
Seagate Technology	101,873	2,217,775
SI International Inc.(a)	2,468	81,493
Sigma Designs Inc.(a)	4,311	112,474
Silicon Graphics Inc.(a)	1,226	32,538
Silicon Storage Technology Inc.(a)	17,098	63,776
Smart Modular Technologies (WWH) Inc.(a)	9,437	129,853
SRA International Inc. Class A(a)	7,773	196,346
STEC Inc.(a)	6,092	39,172
Stratasys Inc.(a)	1,940	91,141
Sun Microsystems Inc.(a)	669,155	3,519,755
Super Micro Computer Inc.(a)	1,738	17,397
Sykes Enterprises Inc.(a)	6,190	117,548
Synaptics Inc.(a)	4,829	172,830
Synopsys Inc.(a)	27,247	720,138
Syntel Inc.	2,371	72,055
3D Systems Corp.(a)(b)	2,865	71,253
Tyler Technologies Inc.(a)	7,331	90,978
Unisys Corp.(a)	65,462	598,323
Western Digital Corp.(a)	41,772	808,288

		124,388,703
COSMETICS & PERSONAL CARE—1.49%
Alberto-Culver Co.	15,769	374,041
Avon Products Inc.	82,248	3,022,614
Bare Escentuals Inc.(a)	7,318	249,910
Chattem Inc.(a)	3,194	202,436
Colgate-Palmolive Co.	95,891	6,218,531
Elizabeth Arden Inc.(a)	4,591	111,378
Estee Lauder Companies Inc. (The) Class A	20,349	926,083
Inter Parfums Inc.	1,620	43,124
Procter & Gamble Co.	590,472	36,130,982
Revlon Inc. Class A(a)	37,019	50,716

		47,329,815
DISTRIBUTION & WHOLESALE—0.28%
Beacon Roofing Supply Inc.(a)	8,334	141,595
Beijing Med-Pharm Corp.(a)	5,015	53,510
BlueLinx Holdings Inc.	2,168	22,742
Brightpoint Inc.(a)	9,574	132,025
Building Materials Holding Corp.	5,531	78,485
CDW Corp.(a)	10,884	924,813
Central European Distribution Corp.(a)	6,653	230,327
Core-Mark Holding Co. Inc.(a)	1,727	62,137
Fastenal Co.	23,569	986,598
Genuine Parts Co.	31,869	1,580,702
Grainger (W.W.) Inc.	13,247	1,232,633

Houston Wire & Cable Co.(a)	3,169	90,031
Ingram Micro Inc. Class A(a)	27,308	592,857
LKQ Corp.(a)	8,547	210,769

MWI Veterinary Supply Inc.(a)	1,604	63,984
NuCO2 Inc.(a)	2,891	74,212
Owens & Minor Inc.	7,626	266,452
Pool Corp.(b)	9,280	362,198
ScanSource Inc.(a)(b)	4,845	154,992
Tech Data Corp.(a)	10,351	398,099
United Stationers Inc.(a)	5,243	349,394
Watsco Inc.	4,309	234,410
WESCO International Inc.(a)	8,584	518,903

		8,761,868
DIVERSIFIED FINANCIAL SERVICES—7.35%
Accredited Home Lenders Holding Co.(a)(b)	4,026	55,035
Advanta Corp. Class B	6,977	217,264
Affiliated Managers Group Inc.(a)(b)	5,607	721,957
American Express Co.	194,168	11,879,198
AmeriCredit Corp.(a)	22,199	589,383
Ameriprise Financial Inc.	44,087	2,802,611
Ampal-American Israel Corp. Class A(a)	3,288	19,564
Asset Acceptance Capital Corp.(a)	3,189	56,445
Asta Funding Inc.(b)	2,117	81,356
Bear Stearns Companies Inc. (The)	22,310	3,123,400
BlackRock Inc.	11,953	1,871,720
Calamos Asset Management Inc. Class A	4,391	112,190
Capital One Financial Corp.	77,912	6,111,417
CBOT Holdings Inc. Class A(a)	9,896	2,044,514
Centerline Holding Co.	9,586	172,548
Chicago Mercantile Exchange Holdings Inc.	6,539	3,494,180
CIT Group Inc.	35,919	1,969,439
Citigroup Inc.	927,545	47,573,783
Cohen & Steers Inc.	3,290	142,950
CompuCredit Corp.(a)	3,830	134,127
Countrywide Financial Corp.	111,227	4,043,101
Cowen Group Inc.(a)	2,975	53,282
Credit Acceptance Corp.(a)	965	25,891
Delta Financial Corp.(b)	3,112	38,184
E*TRADE Financial Corp.(a)	79,905	1,765,101
Eaton Vance Corp.	20,539	907,413
Edwards (A.G.) Inc.	14,183	1,199,173
Encore Capital Group Inc.(a)	3,026	37,764
Epoch Holding Corp.(a)	1,638	21,933
eSpeed Inc.(a)	3,665	31,666
Evercore Partners Inc. Class A	1,651	49,150
FCStone Group Inc.(a)	1,104	63,270
Federal Agricultural Mortgage Corp.(b)	1,941	66,421
Federal Home Loan Mortgage Corp.	124,007	7,527,225
Federal National Mortgage Association	182,444	11,919,067
Federated Investors Inc. Class B	16,400	628,612
Financial Federal Corp.	5,064	151,008
First Marblehead Corp. (The)	11,515	444,940
Franklin Resources Inc.	31,070	4,115,843
Friedman, Billings, Ramsey Group Inc. Class A	30,338	165,645
GAMCO Investors Inc. Class A	1,041	58,348
GFI Group Inc.(a)	3,017	218,672
Goldman Sachs Group Inc. (The)	76,590	16,600,882
Greenhill & Co. Inc.(b)	3,585	246,325
IndyMac Bancorp Inc.(b)	13,853	404,092
Interactive Brokers Group Inc.(a)	7,531	204,316
IntercontinentalExchange Inc.(a)	13,175	1,947,924
International Securities Exchange Holdings Inc.	7,320	478,362
Investment Technology Group Inc.(a)	8,345	361,589

Janus Capital Group Inc.	34,549	961,844
Jefferies Group Inc.	23,613	637,079
JPMorgan Chase & Co.	640,570	31,035,617
KBW Inc.(a)	5,508	161,825
Knight Capital Group Inc. Class A(a)	19,550	324,530
LaBranche & Co. Inc.(a)	10,008	73,859
Landenburg Thalmann Financial Services Inc.(a)	18,437	42,405
Lazard Ltd. Class A	9,706	437,061
Legg Mason Inc.	24,697	2,429,691
Lehman Brothers Holdings Inc.	99,856	7,441,269
MarketAxess Holdings Inc.(a)	5,844	105,134
Merrill Lynch & Co. Inc.	162,785	13,605,570
Morgan Stanley	197,617	16,576,114
Nasdaq Stock Market Inc. (The)(a)	21,214	630,268
National Financial Partners Corp.	7,089	328,292
Nelnet Inc. Class A	3,294	80,505
NewStar Financial Inc.(a)	2,599	36,984
Nuveen Investments Inc. Class A	14,792	919,323
NYMEX Holdings Inc.	17,252	2,167,369
NYSE Euronext Inc.	49,464	3,641,540
Ocwen Financial Corp.(a)	6,686	89,124
optionsXpress Holdings Inc.	8,223	211,002
Penson Worldwide Inc.(a)	2,736	67,114
Piper Jaffray Companies(a)	3,554	198,064
Portfolio Recovery Associates Inc.(b)	3,012	180,780
Raymond James Financial Inc.	17,709	547,208
Rowe (T.) Price Group Inc.	49,777	2,582,929
Sanders Morris Harris Group Inc.	3,498	40,717
Schwab (Charles) Corp. (The)	189,891	3,896,563
SLM Corp.	77,120	4,440,570
Stewart (W.P.) & Co. Ltd.	4,127	44,943
Stifel Financial Corp.(a)(b)	2,814	165,716
Student Loan Corp. (The)	753	153,537
SWS Group Inc.	4,201	90,826
TD Ameritrade Holding Corp.(a)	46,245	924,900
Thomas Weisel Partners Group Inc.(a)	4,058	67,566
TradeStation Group Inc.(a)	5,455	63,551
U.S. Global Investors Inc. Class A(b)	2,224	50,418
Waddell & Reed Financial Inc. Class A	15,795	410,828
World Acceptance Corp.(a)	3,296	140,838

		232,951,753
ELECTRIC—3.18%
AES Corp. (The)(a)	125,107	2,737,341
Allegheny Energy Inc.(a)	30,999	1,603,888
ALLETE Inc.	4,826	227,063
Alliant Energy Corp.	21,412	831,856
Ameren Corp.	38,763	1,899,775
American Electric Power Co. Inc.	74,739	3,366,245
Aquila Inc.(a)	70,531	288,472
Avista Corp.	9,929	213,970
Black Hills Corp.	7,090	281,827
CenterPoint Energy Inc.	59,794	1,040,416
Central Vermont Public Service Corp.	1,916	72,195
CH Energy Group Inc.	2,967	133,426
Cleco Corp.	11,237	275,306
CMS Energy Corp.	42,260	726,872
Consolidated Edison Inc.	50,690	2,287,133
Constellation Energy Group Inc.	33,791	2,945,561
Dominion Resources Inc.	65,672	5,668,150
DPL Inc.	21,337	604,691
DTE Energy Co.	32,932	1,587,981
Duke Energy Corp.	236,083	4,320,319

Dynegy Inc. Class A(a)	63,581	600,205
Edison International	61,066	3,427,024
El Paso Electric Co.(a)	8,618	211,658
Empire District Electric Co. (The)	5,715	127,845
Energy East Corp.	29,748	776,125
EnerNOC Inc.(a)	704	26,844
Entergy Corp.	36,976	3,969,374
Exelon Corp.	126,114	9,155,876
FirstEnergy Corp.	57,137	3,698,478
FPL Group Inc.	76,182	4,322,567
Great Plains Energy Inc.	16,189	471,424
Hawaiian Electric Industries Inc.(b)	15,429	365,513
IDACORP Inc.	8,281	265,323
Integrys Energy Group Inc.	14,245	722,649
ITC Holdings Corp.	8,000	325,040
MDU Resources Group Inc.	33,868	949,659
MGE Energy Inc.	3,995	130,517
Mirant Corp.(a)	47,927	2,044,087
Northeast Utilities	29,093	825,077
NorthWestern Corp.	6,760	215,036
NRG Energy Inc.(a)	45,371	1,886,072
NSTAR	20,105	652,407
OGE Energy Corp.	17,269	632,909
Ormat Technologies Inc.	2,582	97,290
Otter Tail Corp.	5,595	179,432
Pepco Holdings Inc.	35,985	1,014,777
PG&E Corp.	65,876	2,984,183
Pike Electric Corp.(a)	3,343	74,816
Pinnacle West Capital Corp.	18,869	751,930
PNM Resources Inc.	14,435	401,149
Portland General Electric Co.	5,742	157,560
PPL Corp.	72,337	3,384,648
Progress Energy Inc.	48,317	2,202,772
Public Service Enterprise Group Inc.	47,541	4,173,149
Puget Energy Inc.	21,999	531,936
Reliant Energy Inc.(a)	63,926	1,722,806
SCANA Corp.	21,700	830,893
Sierra Pacific Resources Corp.(a)	41,650	731,374
Southern Co. (The)	140,930	4,832,490
TECO Energy Inc.	39,460	677,923
TXU Corp.	86,076	5,792,915
UIL Holdings Corp.	4,734	156,695
UniSource Energy Corp.	6,640	218,390
Westar Energy Inc.	16,726	406,107
Wisconsin Energy Corp.	21,788	963,683
Xcel Energy Inc.	76,479	1,565,525

		100,766,639
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Advanced Energy Industries Inc.(a)	6,743	152,796
American Superconductor Corp.(a)(b)	6,541	126,307
AMETEK Inc.	20,090	797,171
Belden Inc.	8,478	469,257
Coleman Cable Inc.(a)	1,580	40,859
Color Kinetics Inc.(a)	3,322	110,988
Emerson Electric Co.	149,095	6,977,646
Encore Wire Corp.(b)	4,396	129,418

Energizer Holdings Inc.(a)	10,522	1,047,991
Energy Conversion Devices Inc.(a)(b)	7,455	229,763
EnerSys Inc.(a)	4,026	73,676
General Cable Corp.(a)	9,840	745,380
GrafTech International Ltd.(a)	18,693	314,790

Greatbatch Inc.(a)	4,202	136,145
Hubbell Inc. Class B	11,228	608,782
Insteel Industries Inc.	3,440	61,920
Lamson & Sessions Co.(a)	2,663	70,756
Littelfuse Inc.(a)	4,184	141,294
Medis Technologies Ltd.(a)(b)	4,309	63,299
Molex Inc.	25,902	777,319
Powell Industries Inc.(a)	1,517	48,180
Power-One Inc.(a)	13,216	52,600
Superior Essex Inc.(a)	3,845	143,611
Universal Display Corp.(a)(b)	4,657	73,161
Vicor Corp.	3,662	48,448

		13,441,557
ELECTRONICS—0.87%
Agilent Technologies Inc.(a)	75,649	2,907,948
American Science & Engineering Inc.(a)(b)	1,729	98,294
Amphenol Corp. Class A	33,396	1,190,567
Analogic Corp.	2,626	193,037
Applera Corp. - Applied Biosystems Group	34,487	1,053,233
Arrow Electronics Inc.(a)	23,120	888,502
Avnet Inc.(a)	27,888	1,105,480
AVX Corp.	9,474	158,595
Badger Meter Inc.(b)	2,677	75,652
Bel Fuse Inc. Class B	2,238	76,159
Benchmark Electronics Inc.(a)	13,672	309,261
Brady Corp. Class A	9,487	352,347
Checkpoint Systems Inc.(a)	7,424	187,456
Cogent Inc.(a)	8,197	120,414
Coherent Inc.(a)	5,913	180,406
CTS Corp.	6,756	85,531
Cubic Corp.	2,927	88,337
Cymer Inc.(a)	6,790	272,958
Daktronics Inc.	5,984	128,536
Dionex Corp.(a)	3,581	254,215
Dolby Laboratories Inc. Class A(a)	7,428	263,025
Eagle Test Systems Inc.(a)	2,308	37,066
Electro Scientific Industries Inc.(a)	5,499	114,379
Excel Technology Inc.(a)	2,290	63,983
FARO Technologies Inc.(a)	2,762	87,997
FEI Co.(a)	6,675	216,670
FLIR Systems Inc.(a)(b)	12,480	577,200
Garmin Ltd.	21,602	1,597,900
Gentex Corp.	26,864	528,952
II-VI Inc.(a)	4,461	121,205
Ionatron Inc.(a)	6,006	23,423
Itron Inc.(a)	5,649	440,283
Jabil Circuit Inc.	34,552	762,563
KEMET Corp.(a)	15,804	111,418
L-1 Identity Solutions Inc.(a)	11,149	227,997
Lo-Jack Corp.(a)	3,527	78,617
Measurement Specialties Inc.(a)	2,685	63,581
Methode Electronics Inc.	6,883	107,719
Mettler-Toledo International Inc.(a)	7,110	679,076
Multi-Fineline Electronix Inc.(a)(b)	1,581	27,130
National Instruments Corp.	10,819	352,375
OSI Systems Inc.(a)	2,851	77,975
OYO Geospace Corp.(a)	748	55,494
Park Electrochemical Corp.	3,803	107,169
PerkinElmer Inc.	22,544	587,497
Plexus Corp.(a)	8,722	200,519
Rofin-Sinar Technologies Inc.(a)	2,926	201,894
Rogers Corp.(a)	3,325	123,025

Sanmina-SCI Corp.(a)	99,747	312,208
Solectron Corp.(a)	167,860	617,725
Sonic Solutions Inc.(a)	4,205	53,025
Stoneridge Inc.(a)	2,671	32,960
Taser International Inc.(a)(b)	11,685	163,123
Technitrol Inc.	7,677	220,100
Tektronix Inc.	14,860	501,376
Thermo Fisher Scientific Inc.(a)	79,088	4,090,431
Thomas & Betts Corp.(a)	10,951	635,158
Trimble Navigation Ltd.(a)	22,486	724,049
TTM Technologies Inc.(a)	7,941	103,233
Varian Inc.(a)	5,772	316,479
Vishay Intertechnology Inc.(a)	34,805	550,615
Waters Corp.(a)	18,827	1,117,571
Watts Water Technologies Inc. Class A	5,915	221,635
Woodward Governor Co.	5,642	302,806
X-Rite Inc.	5,470	80,792
Zygo Corp.(a)	3,077	43,970

		27,650,316
ENERGY - ALTERNATE SOURCES—0.07%
Aventine Renewable Energy Holdings Inc.(a)	5,664	96,118
Clean Energy Fuels Corp.(a)	1,879	23,600
Comverge Inc.(a)	1,031	31,971
Covanta Holding Corp.(a)	22,610	557,336
Evergreen Energy Inc.(a)(b)	15,747	94,954
Evergreen Solar Inc.(a)(b)	17,781	165,363
First Solar Inc.(a)	6,306	563,063
FuelCell Energy Inc.(a)	12,471	98,770
Headwaters Inc.(a)(b)	7,420	128,143
MGP Ingredients Inc.	1,861	31,451
Nova Biosource Fuels Inc.(a)	5,902	15,050
Pacific Ethanol Inc.(a)(b)	6,697	88,400
SunPower Corp. Class A(a)(b)	4,216	265,819
US BioEnergy Corp.(a)	2,176	24,719
VeraSun Energy Corp.(a)	6,209	89,906
Verenium Corp.(a)(b)	5,932	30,075

		2,304,738
ENGINEERING & CONSTRUCTION—0.34%
AECOM Technology Corp.(a)	7,579	188,035
Dycom Industries Inc.(a)	7,684	230,366
EMCOR Group Inc.(a)	6,004	437,692
ENGlobal Corp.(a)(b)	3,150	38,272
Fluor Corp.	16,500	1,837,605
Foster Wheeler Ltd.(a)	13,157	1,407,667
Granite Construction Inc.	6,782	435,269
InfraSource Services Inc.(a)	7,624	282,850
Insituform Technologies Inc. Class A(a)	5,135	111,994
Jacobs Engineering Group Inc.(a)	22,269	1,280,690
KBR Inc.(a)	31,771	833,353
Layne Christensen Co.(a)	2,610	106,879
McDermott International Inc.(a)	20,817	1,730,309
Perini Corp.(a)	5,024	309,127
Shaw Group Inc. (The)(a)	15,202	703,701
Stanley Inc.(a)	1,505	26,518
URS Corp.(a)	9,981	484,578
Washington Group International Inc.(a)	5,492	439,415

		10,884,320
ENTERTAINMENT—0.23%
Bally Technologies Inc.(a)	10,025	264,861
Bluegreen Corp.(a)	3,997	46,725

Carmike Cinemas Inc.(b)	2,374	52,133
Churchill Downs Inc.	1,780	93,236
Cinemark Holdings Inc.(a)	5,271	94,298
Dover Downs Gaming & Entertainment Inc.	2,943	44,174
DreamWorks Animation SKG Inc. Class A(a)	12,428	358,424
Great Wolf Resorts Inc.(a)	5,775	82,294
International Game Technology Inc.	62,296	2,473,151
International Speedway Corp. Class A	6,546	345,040
Isle of Capri Casinos Inc.(a)	3,025	72,479
Lakes Entertainment Inc.(a)(b)	3,352	39,587
Macrovision Corp.(a)	9,982	300,059
Magna Entertainment Corp. Class A(a)	7,581	22,137
National CineMedia Inc.(a)	7,906	221,447
Penn National Gaming Inc.(a)	13,822	830,564
Pinnacle Entertainment Inc.(a)	11,237	316,322
Regal Entertainment Group Class A	14,720	322,810
Scientific Games Corp. Class A(a)	12,210	426,740
Shuffle Master Inc.(a)(b)	6,631	110,075
Six Flags Inc.(a)	13,279	80,869
Speedway Motorsports Inc.	2,620	104,748
Steinway Musical Instruments Inc.	1,511	52,265
Vail Resorts Inc.(a)	5,914	359,985
Warner Music Group Corp.	6,755	97,610

		7,212,033
ENVIRONMENTAL CONTROL—0.28%
Allied Waste Industries Inc.(a)	53,836	724,633
American Ecology Corp.	3,054	65,417
Calgon Carbon Corp.(a)(b)	7,567	87,777
Casella Waste Systems Inc. Class A(a)	4,279	46,128
Clean Harbors Inc.(a)	3,122	154,289
Darling International Inc.(a)	15,222	139,129
Fuel Tech Inc.(a)	3,261	111,689
Metal Management Inc.	4,820	212,417
Mine Safety Appliances Co.	5,296	231,753
Nalco Holding Co.	27,175	745,954
Rentech Inc.(a)(b)	30,637	79,350
Republic Services Inc.	30,966	948,798
Stericycle Inc.(a)	16,514	734,212
Tetra Tech Inc.(a)	10,936	235,671
Waste Connections Inc.(a)	12,928	390,943
Waste Holdings Inc.	953	32,535
Waste Management Inc.	96,986	3,787,303
Waste Services Inc.(a)	3,661	44,481

		8,772,479
FOOD—1.69%
American Dairy Inc.(a)	1,221	22,784
Arden Group Inc. Class A	214	29,190
Benihana Inc.(a)	2,320	46,400
Cal-Maine Foods Inc.	2,373	38,870
Campbell Soup Co.	43,272	1,679,386
Chiquita Brands International Inc.(a)(b)	7,992	151,528
ConAgra Foods Inc.	93,335	2,506,978
Corn Products International Inc.	14,013	636,891
Dean Foods Co.	24,470	779,859
Del Monte Foods Co.	38,008	462,177
Flowers Foods Inc.	9,633	321,357
Fresh Del Monte Produce Inc.	5,345	133,892
General Mills Inc.	64,922	3,792,743

Great Atlantic & Pacific Tea Co.(a)	3,696	123,964
Hain Celestial Group Inc.(a)	7,471	202,763
Heinz (H.J.) Co.	60,880	2,889,974

Hershey Co. (The)	31,508	1,594,935
Hormel Foods Corp.	13,916	519,763
Imperial Sugar Co.(b)	2,212	68,107
Ingles Markets Inc. Class A	2,335	80,441
J&J Snack Foods Corp.	2,635	99,445
Kellogg Co.	44,256	2,292,018
Kraft Foods Inc.	300,760	10,601,790
Kroger Co.	133,119	3,744,637
Lance Inc.	5,834	137,449
M&F Worldwide Corp.(a)	2,283	152,002
McCormick & Co. Inc. NVS	24,313	928,270
Nash Finch Co.	2,525	124,988
Pathmark Stores Inc.(a)	6,042	78,304
Performance Food Group Co.(a)	6,651	216,091
Pilgrim’s Pride Corp.	7,606	290,321
Ralcorp Holdings Inc.(a)	5,089	272,007
Ruddick Corp.	7,735	232,978
Safeway Inc.	82,759	2,816,289
Sanderson Farms Inc.	3,184	143,344
Sara Lee Corp.	137,650	2,395,110
Seaboard Corp.	67	157,115
Smithfield Foods Inc.(a)	20,549	632,704
Smucker (J.M.) Co. (The)	10,657	678,425
Spartan Stores Inc.	4,078	134,207
SUPERVALU Inc.	39,328	1,821,673
Sysco Corp.	115,829	3,821,199
Tootsie Roll Industries Inc.	6,722	186,267
TreeHouse Foods Inc.(a)	5,874	156,307
Tyson Foods Inc. Class A	49,302	1,135,918
United Natural Foods Inc.(a)	8,057	214,155
Village Super Market Inc. Class A	576	27,539
Weis Markets Inc.	2,337	94,672
Whole Foods Market Inc.	26,347	1,009,090
Wild Oats Markets Inc.(a)	5,624	94,258
Winn-Dixie Stores Inc.(a)	6,443	188,780
Wrigley (William Jr.) Co.	44,903	2,483,585

		53,442,939
FOREST PRODUCTS & PAPER—0.45%
Bowater Inc.	10,581	263,996
Buckeye Technologies Inc.(a)	7,152	110,641
Deltic Timber Corp.	1,974	108,215
Domtar Corp.(a)	82,829	924,372
Glatfelter Co.	8,475	115,175
International Paper Co.	81,633	3,187,769
Louisiana-Pacific Corp.(b)	19,638	371,551
MeadWestvaco Corp.	34,428	1,215,997
Mercer International Inc.(a)	5,999	61,190
Neenah Paper Inc.	2,788	115,033
Plum Creek Timber Co. Inc.	33,027	1,375,905
Potlatch Corp.	7,346	316,245
Rayonier Inc.	14,575	657,916
Rock-Tenn Co. Class A	6,609	209,637
Schweitzer-Mauduit International Inc.	2,957	91,667
Smurfit-Stone Container Corp.(a)	48,006	638,960
Temple-Inland Inc.	19,753	1,215,402
Wausau Paper Corp.	8,370	112,158
Weyerhaeuser Co.	40,466	3,193,981
Xerium Technologies Inc.	3,704	28,224

		14,314,034
GAS—0.35%
AGL Resources Inc.	14,644	592,789

Atmos Energy Corp.	16,717	502,513
Cascade Natural Gas Corp.	2,167	57,230
Energen Corp.	13,502	741,800
EnergySouth Inc.	1,335	68,085
KeySpan Corp.	32,847	1,378,917
Laclede Group Inc. (The)	4,065	129,592
New Jersey Resources Corp.	5,270	268,875
Nicor Inc.	8,475	363,747
NiSource Inc.	51,099	1,058,260
Northwest Natural Gas Co.	5,080	234,645
Piedmont Natural Gas Co.(b)	14,044	346,185
SEMCO Energy Inc.(a)	6,688	51,966
Sempra Energy	49,441	2,928,390
South Jersey Industries Inc.	5,546	196,217
Southern Union Co.	20,235	659,459
Southwest Gas Corp.	7,936	268,316
UGI Corp.	19,999	545,573
Vectren Corp.	14,400	387,792
WGL Holdings Inc.	9,265	302,410

		11,082,761
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	8,615	424,547
Black & Decker Corp.	12,303	1,086,478
Franklin Electric Co. Inc.(b)	3,632	171,358
Kennametal Inc.	7,316	600,131
Lincoln Electric Holdings Inc.	8,072	599,265
Raser Technologies Inc.(a)(b)	5,851	43,239
Regal-Beloit Corp.	6,017	280,031
Snap-On Inc.	10,913	551,216
Stanley Works (The)	15,529	942,610

		4,698,875
HEALTH CARE - PRODUCTS—3.02%
Abaxis Inc.(a)	3,935	82,084
ABIOMED Inc.(a)	5,442	58,665
Accuray Inc.(a)	3,098	68,714
Advanced Medical Optics Inc.(a)	11,285	393,621
Align Technology Inc.(a)	11,142	269,191
American Medical Systems Holdings Inc.(a)	13,563	244,677
AngioDynamics Inc.(a)	3,952	71,176
Arrow International Inc.	4,749	181,792
ArthroCare Corp.(a)(b)	5,178	227,366
Aspect Medical Systems Inc.(a)(b)	3,105	46,451
Bard (C.R.) Inc.	19,359	1,599,634
Bausch & Lomb Inc.	10,236	710,788
Baxter International Inc.	122,144	6,881,593
Beckman Coulter Inc.	11,659	754,104
Becton, Dickinson and Co.	45,917	3,420,817
Biomet Inc.	46,008	2,103,486
Boston Scientific Corp.(a)	249,652	3,829,662
Bruker BioSciences Corp.(a)	12,230	110,192
Cantel Medical Corp.(a)	2,168	36,878
Cepheid Inc.(a)	10,372	151,431
Conceptus Inc.(a)	5,534	107,194
CONMED Corp.(a)	5,326	155,945
Cooper Companies Inc.	8,392	447,461
Cutera Inc.(a)	2,549	63,521
Cyberonics Inc.(a)	4,178	70,274
Cynosure Inc. Class A(a)	1,429	52,058

Cytyc Corp.(a)	21,449	924,666
Dade Behring Holdings Inc.	15,466	821,554
Datascope Corp.	2,420	92,638

DENTSPLY International Inc.	28,331	1,083,944
DJO Inc.(a)	4,435	183,032
Edwards Lifesciences Corp.(a)	10,848	535,240
ev3 Inc.(a)	3,317	55,991
FoxHollow Technologies Inc.(a)	3,724	79,098
Gen-Probe Inc.(a)	9,871	596,406
Haemonetics Corp.(a)	4,996	262,840
Hansen Medical Inc.(a)(b)	1,804	34,078
Henry Schein Inc.(a)	16,534	883,412
Hillenbrand Industries Inc.	11,610	754,650
Hologic Inc.(a)	10,144	561,065
ICU Medical Inc.(a)	2,432	104,430
IDEXX Laboratories Inc.(a)	5,831	551,788
Immucor Inc.(a)	12,966	362,659
Insulet Corp.(a)	1,476	20,959
Intuitive Surgical Inc.(a)	6,978	968,337
Invacare Corp.	5,419	99,330
Inverness Medical Innovations Inc.(a)	8,769	447,394
Johnson & Johnson	543,148	33,468,780
Kensey Nash Corp.(a)	2,245	60,188
Kinetic Concepts Inc.(a)	10,033	521,415
Kyphon Inc.(a)	8,576	412,934
LCA-Vision Inc.(b)	3,778	178,548
Luminex Corp.(a)	6,745	83,031
Medical Action Industries Inc.(a)	2,618	47,281
Medtronic Inc.	215,436	11,172,511
Mentor Corp.	7,480	304,286
Meridian Bioscience Inc.	7,478	161,973
Merit Medical Systems Inc.(a)	5,154	61,642
Metabolix Inc.(a)	2,718	68,032
Micrus Endovascular Corp.(a)	2,824	69,470
Minrad International Inc.(a)	8,866	52,575
Natus Medical Inc.(a)	4,060	64,635
Northstar Neuroscience Inc.(a)	3,676	42,752
NuVasive Inc.(a)	6,498	175,511
NxStage Medical Inc.(a)	3,803	49,173
Oakley Inc.	4,629	131,464
OraSure Technologies Inc.(a)	8,692	71,101
Orthofix International NV(a)	3,114	140,037
Palomar Medical Technologies Inc.(a)	3,450	119,750
Patterson Companies Inc.(a)	25,924	966,187
PolyMedica Corp.	4,283	174,961
PSS World Medical Inc.(a)	12,650	230,483
Quidel Corp.(a)	5,405	94,912
ResMed Inc.(a)	14,653	604,583
Respironics Inc.(a)	13,862	590,383
Sirona Dental Systems Inc.(a)	3,154	119,316
Sonic Innovations Inc.(a)	4,965	43,444
SonoSite Inc.(a)(b)	3,125	98,219
Spectranetics Corp.(a)	5,863	67,542
St. Jude Medical Inc.(a)	63,401	2,630,507
Stereotaxis Inc.(a)	4,923	64,294
Steris Corp.	12,267	375,370
Stryker Corp.	56,893	3,589,379
SurModics Inc.(a)(b)	2,857	142,850
Symmetry Medical Inc.(a)	6,644	106,370
TECHNE Corp.(a)	7,427	424,899
Thoratec Corp.(a)	10,014	184,157
TomoTherapy Inc.(a)	2,212	48,487
Varian Medical Systems Inc.(a)	23,750	1,009,613
Ventana Medical Systems Inc.(a)	5,596	432,403
Visicu Inc.(a)	2,890	26,444
Vital Images Inc.(a)	3,214	87,292

Vital Sign Inc.	2,038	113,211
Volcano Corp.(a)	4,461	90,157
West Pharmaceutical Services Inc.	6,209	292,754
Wright Medical Group Inc.(a)	6,670	160,880
Zimmer Holdings Inc.(a)	44,381	3,767,503
Zoll Medical Corp.(a)	3,839	85,648

		95,641,623
HEALTH CARE - SERVICES—1.53%
Aetna Inc.	96,034	4,744,080
Air Methods Corp.(a)	1,964	72,020
Alliance Imaging Inc.(a)	4,801	45,081
Amedisys Inc.(a)	4,885	177,472
American Dental Partners Inc.(a)	2,361	61,315
AMERIGROUP Corp.(a)	9,931	236,358
AmSurg Corp.(a)	5,751	138,829
Apria Healthcare Group Inc.(a)	8,217	236,403
Assisted Living Concepts Inc.(a)	11,331	120,675
Bio-Reference Laboratories Inc.(a)	2,088	57,107
Brookdale Senior Living Inc.	7,088	323,000
Capital Senior Living Corp.(a)	4,373	41,194
Centene Corp.(a)	8,211	175,880
Community Health Systems Inc.(a)	18,020	728,909
Covance Inc.(a)	11,965	820,320
Coventry Health Care Inc.(a)	29,260	1,686,839
DaVita Inc.(a)	19,633	1,057,826
Emeritus Corp.(a)	1,123	34,791
Genesis HealthCare Corp.(a)	3,713	254,043
Gentiva Health Services Inc.(a)	5,198	104,272
Health Management Associates Inc. Class A	45,611	518,141
Health Net Inc.(a)	20,940	1,105,632
HealthSouth Corp.(a)	14,823	268,445
Healthways Inc.(a)	6,599	312,595
Humana Inc.(a)	31,469	1,916,777
Hythiam Inc.(a)(b)	5,735	49,608
Kindred Healthcare Inc.(a)	5,716	175,596
Laboratory Corp. of America Holdings(a)	22,010	1,722,503
LHC Group Inc.(a)	2,730	71,526
LifePoint Hospitals Inc.(a)	10,868	420,374
Lincare Holdings Inc.(a)	15,781	628,873
Magellan Health Services Inc.(a)	7,362	342,112
Manor Care Inc.	13,616	888,989
Matria Healthcare Inc.(a)	4,013	121,514
MedCath Corp.(a)	1,896	60,293
Molina Healthcare Inc.(a)	2,570	78,436
National Healthcare Corp.	1,314	67,802
NightHawk Radiology Holdings Inc.(a)	3,969	71,640
Odyssey Healthcare Inc.(a)	6,357	75,394
Option Care Inc.(b)	5,846	90,028
Pediatrix Medical Group Inc.(a)	9,128	503,409
Psychiatric Solutions Inc.(a)	10,220	370,577
Quest Diagnostics Inc.	29,223	1,509,368
Radiation Therapy Services Inc.(a)	2,445	64,401
RehabCare Group Inc.(a)	3,287	46,807
Res-Care Inc.(a)	4,586	96,948
Sierra Health Services Inc.(a)	10,441	434,137
Skilled Healthcare Group Inc. Class A(a)	4,215	65,375
Sun Healthcare Group Inc.(a)	8,084	117,137
Sunrise Senior Living Inc.(a)	8,415	336,516
Symbion Inc.(a)	4,087	88,729
Tenet Healthcare Corp.(a)	89,043	579,670
Triad Hospitals Inc.(a)	16,604	892,631
UnitedHealth Group Inc.	251,259	12,849,385

Universal Health Services Inc. Class B	8,555	526,133
WellCare Health Plans Inc.(a)	7,784	704,530
WellPoint Inc.(a)	115,054	9,184,761

		48,473,206
HOLDING COMPANIES - DIVERSIFIED—0.06%
Energy Infrastructure Acquisition Corp.(a)(b)	4,201	41,002
Freedom Acquisition Holding Inc.(a)(b)	9,940	109,439
Information Services Group Inc.(a)	6,090	46,589
Leucadia National Corp.	30,580	1,077,945
Marathon Acquisition Corp.(a)	7,124	56,137
NTR Acquisition Co.(a)(b)	4,626	43,808
Resource America Inc. Class A	2,487	51,257
Star Maritime Acquisition Corp.(a)	3,551	43,535
Walter Industries Inc.	9,802	283,866

		1,753,578
HOME BUILDERS—0.26%
AMREP Corp.(b)	327	15,549
Beazer Homes USA Inc.	7,361	181,596
Brookfield Homes Corp.(b)	2,125	61,816
Centex Corp.	22,362	896,716
Champion Enterprises Inc.(a)	14,449	142,034
Fleetwood Enterprises Inc.(a)	12,056	109,107
Horton (D.R.) Inc.	58,633	1,168,556
Hovnanian Enterprises Inc. Class A(a)(b)	7,046	116,470
KB Home	14,494	570,629
Lennar Corp. Class A	25,280	924,237
M.D.C. Holdings Inc.	6,576	318,015
M/I Homes Inc.	2,271	60,409
Meritage Homes Corp.(a)	4,936	132,038
Monaco Coach Corp.	5,635	80,862
NVR Inc.(a)	855	581,186
Palm Harbor Homes Inc.(a)(b)	1,840	26,036
Pulte Homes Inc.	39,403	884,597
Ryland Group Inc.	7,915	295,784
Skyline Corp.	1,283	38,503
Standard-Pacific Corp.	12,187	213,638
Thor Industries Inc.	6,501	293,455
Toll Brothers Inc.(a)	23,725	592,651
WCI Communities Inc.(a)(b)	5,812	96,944
Williams Scotsman International Inc.(a)	5,685	135,360
Winnebago Industries Inc.(b)	5,948	175,585

		8,111,773
HOME FURNISHINGS—0.14%
American Woodmark Corp.	2,224	76,950
Audiovox Corp. Class A(a)	3,161	40,998
DTS Inc.(a)	3,423	74,519
Ethan Allen Interiors Inc.	4,982	170,634
Furniture Brands International Inc.	9,100	129,220
Harman International Industries Inc.	12,177	1,422,274
Hooker Furniture Corp.	2,241	50,288
Kimball International Inc. Class B	4,951	69,364
La-Z-Boy Inc.(b)	9,671	110,830
Sealy Corp.	8,416	139,032
Tempur-Pedic International Inc.	15,624	404,662
TiVo Inc.(a)	18,350	106,247
Universal Electronics Inc.(a)	2,713	98,536
Whirlpool Corp.	14,766	1,641,979

		4,535,533

HOUSEHOLD PRODUCTS & WARES—0.47%
ACCO Brands Corp.(a)	10,158	234,142
American Greetings Corp. Class A	10,428	295,425
Avery Dennison Corp.	19,903	1,323,151
Blyth Inc.	4,784	127,159
Central Garden and Pet Co. Class A(a)	13,146	154,203
Church & Dwight Co. Inc.	12,384	600,129
Clorox Co. (The)	28,409	1,764,199
CSS Industries Inc.	1,476	58,464
Ennis Inc.	4,815	113,249
Fortune Brands Inc.	28,625	2,357,841
Fossil Inc.(a)	8,216	242,290
Helen of Troy Ltd.(a)	5,702	153,954
Jarden Corp.(a)	11,890	511,389
Kimberly-Clark Corp.	85,510	5,719,764
Playtex Products Inc.(a)	10,607	157,090
Prestige Brands Holdings Inc.(a)	6,379	82,799
Russ Berrie and Co. Inc.(a)	3,131	58,331
Scotts Miracle-Gro Co. (The) Class A	8,210	352,537
Spectrum Brands Inc.(a)	7,367	49,875
Standard Register Co. (The)	3,347	38,156
Tupperware Brands Corp.	11,570	332,522
WD-40 Co.	3,309	108,767

		14,835,436
HOUSEWARES—0.07%
Libbey Inc.	2,709	58,433
Lifetime Brands Inc.	2,049	41,902
National Presto Industries Inc.	840	52,366
Newell Rubbermaid Inc.	52,160	1,535,069
Toro Co. (The)	7,588	446,857

		2,134,627
INSURANCE—4.65%
ACA Capital Holdings Inc.(a)	1,543	18,362
ACE Ltd.	61,593	3,850,794
AFLAC Inc.	91,692	4,712,969
Alfa Corp.	6,170	96,067
Alleghany Corp.(a)	932	378,858
Allied World Assurance Holdings Ltd.	11,367	582,559
Allstate Corp. (The)	113,875	7,004,451
Ambac Financial Group Inc.	19,070	1,662,713
American Equity Investment Life Holding Co.	10,699	129,244
American Financial Group Inc.	15,484	528,779
American International Group Inc.	420,297	29,433,399
American National Insurance Co.	2,951	450,323
American Physicians Capital Inc.(a)	1,809	73,265
Amerisafe Inc.(a)	3,538	69,451
Amtrust Financial Services Inc.	4,818	90,530
Aon Corp.	55,018	2,344,317
Arch Capital Group Ltd.(a)	9,579	694,861
Argonaut Group Inc.	6,332	197,622
Aspen Insurance Holdings Ltd.	16,590	465,681
Assurant Inc.	22,609	1,332,122
Assured Guaranty Ltd.	12,758	377,126
Axis Capital Holdings Ltd.	28,691	1,166,289
Baldwin & Lyons Inc. Class B	1,531	39,775
Berkley (W.R.) Corp.	31,773	1,033,893
Bristol West Holdings Inc.	2,679	59,929
Brown & Brown Inc.	21,064	529,549
CastlePoint Holdings Ltd.	1,492	21,917
Chubb Corp.	75,255	4,074,306
CIGNA Corp.	53,936	2,816,538
Cincinnati Financial Corp.	32,089	1,392,663

Citizens Inc.(a)	6,509	45,823
CNA Financial Corp.	5,621	268,065
CNA Surety Corp.(a)	3,114	58,886
Commerce Group Inc.	10,028	348,172
Conseco Inc.(a)	35,502	741,637
Crawford & Co. Class B	4,777	32,293
Darwin Professional Underwriters Inc.(a)	1,445	36,371
Delphi Financial Group Inc. Class A	8,176	341,920
Donegal Group Inc. Class A	2,502	37,280
eHealth Inc.(a)	2,337	44,613
EMC Insurance Group Inc.	1,123	27,873
Employers Holdings Inc.	10,076	214,014
Endurance Specialty Holdings Ltd.	11,048	442,362
Enstar Group Ltd.(a)(b)	1,318	159,096
Erie Indemnity Co. Class A	9,120	492,845
Everest Re Group Ltd.	11,799	1,281,843
FBL Financial Group Inc. Class A	2,707	106,439
Fidelity National Financial Inc.	41,294	978,668
First Acceptance Corp.(a)	3,218	32,695
First American Corp.	17,984	890,208
First Mercury Financial Corp.(a)	2,327	48,797
Flagstone Reinsurance Holdings Ltd(a)	2,584	34,419
FPIC Insurance Group Inc.(a)	1,831	74,650
Gallagher (Arthur J.) & Co.	18,616	519,014
Genworth Financial Inc. Class A	81,499	2,803,566
Great American Financial Resources Inc.	1,701	41,147
Greenlight Capital Re Ltd.(a)	1,730	38,977
Hallmark Financial Services Inc.(a)	864	10,472
Hanover Insurance Group Inc. (The)	9,692	472,873
Harleysville Group Inc.	2,940	98,078
Hartford Financial Services Group Inc. (The)	59,365	5,848,046
HCC Insurance Holdings Inc.	21,098	704,884
Hilb, Rogal & Hobbs Co.	6,920	296,591
Horace Mann Educators Corp.	8,131	172,702
Independence Holding Co.	1,188	24,271
Infinity Property & Casualty Corp.	3,650	185,165
IPC Holdings Ltd.	11,984	386,963
James River Group Inc.	1,095	36,387
Kansas City Life Insurance Co.	876	40,752
LandAmerica Financial Group Inc.	3,222	310,891
Lincoln National Corp.	50,752	3,600,854
Loews Corp.	81,638	4,161,905
Markel Corp.(a)	1,873	907,581
Marsh & McLennan Companies Inc.	104,098	3,214,546
Max Capital Group Ltd.	11,351	321,233
MBIA Inc.	24,458	1,521,777
Meadowbrook Insurance Group Inc.(a)	4,980	54,581
Mercury General Corp.	5,002	275,660
MetLife Inc.	88,421	5,701,386
MGIC Investment Corp.	15,465	879,340
Midland Co. (The)	1,855	87,074
Montpelier Re Holdings Ltd.	21,041	390,100
National Interstate Corp.	999	26,054
National Western Life Insurance Co. Class A	423	106,985
Nationwide Financial Services Inc.	9,961	629,734
Navigators Group Inc. (The)(a)	2,471	133,187
NYMAGIC Inc.	1,095	44,019
Odyssey Re Holdings Corp.	5,333	228,732
Ohio Casualty Corp.	11,292	489,057
Old Republic International Corp.	43,084	915,966
OneBeacon Insurance Group Ltd.	5,329	134,984
PartnerRe Ltd.	10,693	828,708
Philadelphia Consolidated Holding Corp.(a)	10,719	448,054

Phoenix Companies Inc.	21,477	322,370
Platinum Underwriters Holdings Ltd.	11,268	391,563
PMA Capital Corp. Class A(a)	6,144	65,679
PMI Group Inc. (The)	16,358	730,712
Presidential Life Corp.	4,065	79,918
Primus Guaranty Ltd.(a)	8,474	90,841
Principal Financial Group Inc.	50,187	2,925,400
ProAssurance Corp.(a)	6,274	349,274
Progressive Corp. (The)	137,984	3,301,957
Protective Life Corp.	13,191	630,662
Prudential Financial Inc.	86,832	8,442,675
PXRE Group Ltd.(a)	11,383	52,817
Radian Group Inc.	15,104	815,616
RAM Holdings Ltd.(a)	3,424	53,928
Reinsurance Group of America Inc.	5,532	333,248
RenaissanceRe Holdings Ltd.	13,602	843,188
RLI Corp.	3,966	221,898
SAFECO Corp.	19,827	1,234,429
Safety Insurance Group Inc.	3,055	126,477
Scottish Re Group Ltd.(a)	12,798	62,582
SeaBright Insurance Holdings Inc.(a)	3,916	68,452
Security Capital Assurance Ltd.	4,487	138,514
Selective Insurance Group Inc.	10,327	277,590
StanCorp Financial Group Inc.	10,053	527,581
State Auto Financial Corp.	2,716	83,245
Stewart Information Services Corp.	3,239	129,009
Torchmark Corp.	17,827	1,194,409
Tower Group Inc.	3,754	119,753
Transatlantic Holdings Inc.	5,049	359,135
Travelers Companies Inc. (The)	124,483	6,659,841
Triad Guaranty Inc.(a)	2,155	86,049
21st Century Insurance Group	6,491	141,893
United America Indemnity Ltd. Class A(a)	4,644	115,496
United Fire & Casualty Co.	4,122	145,836
Unitrin Inc.	8,589	422,407
Universal American Financial Corp.(a)	7,386	157,174
Unum Group	64,142	1,674,748
Wesco Financial Corp.	268	103,180
White Mountains Insurance Group Ltd.	1,699	1,029,628
XL Capital Ltd. Class A	34,849	2,937,422
Zenith National Insurance Corp.	6,972	328,312

		147,234,525
INTERNET—2.02%
Agile Software Corp.(a)	11,162	89,966
Akamai Technologies Inc.(a)	30,833	1,499,717
Amazon.com Inc.(a)	57,058	3,903,338
aQuantive Inc.(a)	13,151	839,034
Ariba Inc.(a)	14,754	146,212
Art Technology Group Inc.(a)	24,079	64,050
AsiaInfo Holdings Inc.(a)	5,963	57,841
Authorize.Net Holdings Inc.(a)	5,288	94,602
Avocent Corp.(a)	9,499	275,566
Blue Coat Systems Inc.(a)	2,411	119,393
Blue Nile Inc.(a)(b)	2,526	152,570
CheckFree Corp.(a)	14,963	601,513
Chordiant Software Inc.(a)	6,166	96,560
CMGI Inc.(a)	91,709	178,833
CNET Networks Inc.(a)	28,466	233,137
Cogent Communications Group Inc.(a)	9,404	280,897
CyberSource Corp.(a)	5,924	71,443
DealerTrack Holdings Inc.(a)	6,284	231,503
Digital River Inc.(a)	7,783	352,181

EarthLink Inc.(a)	23,213	173,401
eBay Inc.(a)	214,265	6,895,048
eCollege.com Inc.(a)	3,438	76,496
Equinix Inc.(a)	5,943	543,606
eResearch Technology Inc.(a)(b)	7,373	70,117
Expedia Inc.(a)	37,719	1,104,790
F5 Networks Inc.(a)	7,858	633,355
FTD Group Inc.	3,601	66,294
Global Sources Ltd.(a)	2,957	67,124
Google Inc. Class A(a)	42,996	22,503,246
GSI Commerce Inc.(a)	3,762	85,435
Harris Interactive Inc.(a)	9,925	53,099
HLTH Corp.(a)	32,406	454,008
i2 Technologies Inc.(a)(b)	2,913	54,298
IAC/InterActiveCorp(a)	32,592	1,128,009
iBasis Inc.(a)	6,243	62,742
iMergent Inc.	2,320	56,747
InfoSpace Inc.	6,209	144,111
Internap Network Services Corp.(a)	9,208	132,779
Internet Capital Group Inc.(a)	7,275	90,210
Interwoven Inc.(a)	8,205	115,198
iPass Inc.(a)	9,501	51,495
j2 Global Communications Inc.(a)	9,292	324,291
Keynote Systems Inc.(a)	2,954	48,446
Knot Inc. (The)(a)	5,200	104,988
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	122,122	2,726,984
Lionbridge Technologies Inc.(a)	11,390	67,087
Liquidity Services Inc.(a)	1,997	37,504
LoopNet Inc.(a)	5,103	119,053
McAfee Inc.(a)	29,742	1,046,918
Move Inc.(a)	19,634	87,960
NetFlix Inc.(a)(b)	8,841	171,427
NIC Inc.	7,383	50,500
NutriSystem Inc.(a)(b)	6,466	451,585
1-800 CONTACTS INC.(a)	1,411	33,102
1-800-FLOWERS.COM Inc.(a)	4,553	42,935
Online Resources Corp.(a)	4,923	54,055
Openwave Systems Inc.	15,578	97,518
Opsware Inc.(a)	16,551	157,400
Overstock.com Inc.(a)(b)	3,099	56,619
Perficient Inc.(a)	5,514	114,140
Priceline.com Inc.(a)	7,132	490,254
RealNetworks Inc.(a)	19,233	157,134
RightNow Technologies Inc.(a)	3,399	55,778
S1 Corp.(a)	10,328	82,521
Safeguard Scientifics Inc.(a)	22,764	63,967
Sapient Corp.(a)	15,345	118,617
Secure Computing Corp.(a)	8,771	66,572
Shutterfly Inc.(a)	2,747	59,198
Sohu.com Inc.(a)	5,172	165,452
SonicWALL Inc.(a)	12,180	104,626
Sourcefire Inc.(a)	1,246	17,432
Stamps.com Inc.(a)	3,275	45,130
Symantec Corp.(a)	168,874	3,411,255
TechTarget Inc.(a)	1,448	18,607
Terremark Worldwide Inc.(a)	9,068	58,489
TheStreet.com Inc.	3,893	42,356
TIBCO Software Inc.(a)	39,247	355,185
Travelzoo Inc.(a)	1,415	37,625
TriZetto Group Inc. (The)(a)	8,517	164,889
United Online Inc.	12,563	207,164
ValueClick Inc.(a)(b)	18,791	553,583

Vasco Data Security International Inc.(a)	4,924	112,070
VeriSign Inc.(a)	45,390	1,440,225
Vignette Corp.(a)	5,378	103,042
Vocus Inc.(a)	2,441	61,294
WebMD Health Corp. Class A(a)	1,428	67,216
Websense Inc.(a)	8,465	179,881
Yahoo! Inc.(a)	226,741	6,151,483

		64,033,521
INVESTMENT COMPANIES—0.11%
Allied Capital Corp.(b)	28,345	877,561
American Capital Strategies Ltd.	30,174	1,282,998
Apollo Investment Corp.	18,890	406,513
Ares Capital Corp.	13,080	220,398
Capital Southwest Corp.	572	89,112
Gladstone Capital Corp.(b)	2,682	57,556
Hercules Technology Growth Capital Inc.	4,349	58,755
Kayne Anderson Energy Development Co.	1,881	47,364
Kohlberg Capital Corp.	2,687	49,844
MCG Capital Corp.	11,763	188,443
MVC Capital Inc.	4,568	85,924
NGP Capital Resources Co.	3,282	54,875
Patriots Capital Funding Inc.	3,435	51,010
PennantPark Investment Corp.	3,764	52,847
Prospect Energy Corp.	3,742	65,373
Technology Investment Capital Corp.	3,730	58,897

		3,647,470
IRON & STEEL—0.39%
AK Steel Holding Corp.(a)	20,954	783,051
Allegheny Technologies Inc.	19,133	2,006,669
Carpenter Technology Corp.	4,924	641,646
Chaparral Steel Co.	8,814	633,462
Claymont Steel Holdings Inc.(a)	1,638	35,037
Cleveland-Cliffs Inc.	7,722	599,768
Gibraltar Industries Inc.	4,709	104,304
Nucor Corp.	56,547	3,316,482
Olympic Steel Inc.	1,646	47,174
Reliance Steel & Aluminum Co.	12,398	697,512
Ryerson Inc.	4,991	187,911
Schnitzer Steel Industries Inc. Class A	4,117	197,369
Steel Dynamics Inc.	17,789	745,537
United States Steel Corp.	22,171	2,411,096
Universal Stainless & Alloy Products Inc.(a)	1,249	44,002
Wheeling-Pittsburgh Corp.(a)	2,434	46,319

		12,497,339
LEISURE TIME—0.32%
Ambassadors Group Inc.	2,959	105,133
Ambassadors International Inc.	1,682	55,943
Arctic Cat Inc.	2,261	44,768
Brunswick Corp.	17,011	555,069
Callaway Golf Co.	13,582	241,895
Carnival Corp.	82,024	4,000,310
Harley-Davidson Inc.	48,265	2,877,077
K2 Inc.(a)	9,310	141,419
Life Time Fitness Inc.(a)	5,975	318,049
Marine Products Corp.	2,232	18,369
Multimedia Games Inc.(a)	4,599	58,683
Nautilus Inc.	5,939	71,506
Polaris Industries Inc.(b)	6,733	364,659
Royal Caribbean Cruises Ltd.	24,840	1,067,623
Town Sports International Holdings Inc.(a)	3,059	59,100
WMS Industries Inc.(a)	7,650	220,779

		10,200,382

LODGING—0.61%
Ameristar Casinos Inc.	4,757	165,258
Boyd Gaming Corp.	10,589	520,873
Choice Hotels International Inc.	7,032	277,905
Gaylord Entertainment Co.(a)	7,710	413,564
Harrah’s Entertainment Inc.	34,987	2,982,992
Hilton Hotels Corp.	73,037	2,444,548
Las Vegas Sands Corp.(a)(b)	19,499	1,489,529
Lodgian Inc.(a)	3,529	53,041
Marcus Corp.	3,986	94,707
Marriott International Inc. Class A	61,687	2,667,346
MGM Mirage(a)	22,144	1,826,437
Monarch Casino & Resort Inc.(a)	2,261	60,708
Morgans Hotel Group Co.(a)	3,831	93,400
MTR Gaming Group Inc.(a)	3,859	59,429
Orient-Express Hotels Ltd.	7,975	425,865
Riviera Holdings Corp.(a)	1,913	69,538
Starwood Hotels & Resorts Worldwide Inc.	40,312	2,703,726
Station Casinos Inc.	8,304	720,787
Trump Entertainment Resorts Inc.(a)	5,854	73,468
Wyndham Worldwide Corp.(a)	34,045	1,234,472
Wynn Resorts Ltd.	9,464	848,826

		19,226,419
MACHINERY—0.95%
AGCO Corp.(a)	17,220	747,520
Albany International Corp. Class A	5,520	223,229
Altra Holdings Inc.(a)	1,881	32,504
Applied Industrial Technologies Inc.	8,108	239,186
Astec Industries Inc.(a)	3,541	149,501
Briggs & Stratton Corp.	9,309	293,792
Bucyrus International Inc. Class A	7,037	498,079
Cascade Corp.	2,223	174,372
Caterpillar Inc.	120,069	9,401,403
Chart Industries Inc.(a)	2,381	67,716
Cognex Corp.	8,329	187,486
Columbus McKinnon Corp.(a)	3,545	114,149
Cummins Inc.	19,526	1,976,226
Deere & Co.	42,527	5,134,710
Flow International Corp.(a)	7,014	88,376
Flowserve Corp.	10,738	768,841
Gardner Denver Inc.(a)	9,953	423,500
Gehl Corp.(a)	1,971	59,840
Gerber Scientific Inc.(a)	4,352	50,570
Gorman-Rupp Co. (The)	2,160	68,818
Graco Inc.	12,522	504,386
Hardinge Inc.	2,091	71,157
Hurco Companies Inc.(a)	1,052	52,579
IDEX Corp.	15,271	588,544
Intermec Inc.(a)	11,405	288,661
Intevac Inc.(a)	4,026	85,593
iRobot Corp.(a)(b)	2,892	57,406
Joy Global Inc.	20,276	1,182,699
Kadant Inc.(a)	2,622	81,806
Lindsay Corp.(b)	2,191	97,039
Manitowoc Co. Inc. (The)	11,613	933,453
Middleby Corp. (The)(a)	2,574	153,977
NACCO Industries Inc.	1,094	170,106
Nordson Corp.	6,340	318,014
Park-Ohio Holdings Corp.(a)	1,509	41,196

Robbins & Myers Inc.	2,649	140,741
Rockwell Automation Inc.	29,549	2,051,883
Sauer-Danfoss Inc.	2,065	61,454
Tecumseh Products Co. Class A(a)(b)	2,912	45,748
Tennant Co.	3,170	115,705
Terex Corp.(a)	19,286	1,567,952
TurboChef Technologies Inc.(a)(b)	3,701	51,518
Twin Disc Inc.	860	61,843
Wabtec Corp.	9,166	334,834
Zebra Technologies Corp. Class A(a)	13,002	503,697

		30,261,809
MANUFACTURING—4.63%
Actuant Corp. Class A	5,160	325,390
Acuity Brands Inc.	8,178	492,970
American Railcar Industries Inc.	1,842	71,838
Ameron International Corp.	1,716	154,766
AptarGroup Inc.	13,029	463,311
AZZ Inc.(a)	2,194	73,828
Barnes Group Inc.	8,674	274,792
Blount International Inc.(a)	7,164	93,705
Brink’s Co. (The)	8,208	507,993
Carlisle Companies Inc.	11,685	543,469
Ceradyne Inc.(a)	5,119	378,601
CLARCOR Inc.	9,654	361,349
Cooper Industries Ltd.	34,283	1,957,216
Crane Co.	9,588	435,775
Danaher Corp.	46,073	3,478,512
Donaldson Co. Inc.	14,926	530,619
Dover Corp.	38,283	1,958,175
Eastman Kodak Co.(b)	53,802	1,497,310
Eaton Corp.	27,454	2,553,222
EnPro Industries Inc.(a)	4,038	172,786
ESCO Technologies Inc.(a)	4,883	177,058
Federal Signal Corp.	9,025	143,137
FreightCar America Inc.	2,307	110,367
General Electric Co.	1,929,236	73,851,154
GenTek Inc.(a)	1,631	57,444
Griffon Corp.(a)	5,613	122,251
Harsco Corp.	15,841	823,732
Hexcel Corp.(a)	17,755	374,098
Honeywell International Inc.	146,185	8,227,292
Illinois Tool Works Inc.	92,987	5,038,966
Ingersoll-Rand Co. Class A	56,530	3,098,975
ITT Industries Inc.	34,052	2,325,071
Koppers Holdings Inc.	3,300	111,144
Lancaster Colony Corp.	4,228	177,111
Leggett & Platt Inc.	33,345	735,257
LSB Industries Inc.(a)	2,779	59,415
Matthews International Corp. Class A	5,948	259,392
Myers Industries Inc.	5,273	116,586
Pall Corp.	22,936	1,054,827
Parker Hannifin Corp.	21,700	2,124,647
Pentair Inc.	18,784	724,499
Raven Industries Inc.	3,013	107,594
Reddy Ice Holdings Inc.	4,104	117,046
Roper Industries Inc.	16,435	938,439
Smith & Wesson Holding Corp.(a)	5,581	93,482
Smith (A.O.) Corp.	3,874	154,534
SPX Corp.	10,598	930,610
Standex International Corp.	2,341	66,578
Sturm, Ruger & Co. Inc.(a)	4,261	66,131
Teleflex Inc.	7,378	603,373

Textron Inc.	23,349	2,570,958
3M Co.	135,036	11,719,774
Tredegar Corp.	5,918	126,053
Trinity Industries Inc.	15,115	658,107
Tyco International Ltd.	371,707	12,559,980

		146,750,709
MEDIA—3.09%
Acacia Research Corp. - Acacia Technologies Group(a)	5,360	86,618
Belo Corp.	15,937	328,143
Cablevision Systems Corp.(a)	41,225	1,491,933
CBS Corp. Class B	120,420	4,012,394
Central European Media Enterprises Ltd.(a)	6,434	627,830
Charter Communications Inc. Class A(a)	76,924	311,542
Citadel Broadcasting Corp.	34,294	221,196
CKX Inc.(a)	7,125	98,468
Clear Channel Communications Inc.	93,035	3,518,584
Comcast Corp. Class A(a)	553,759	15,571,703
Courier Corp.	1,959	78,360
Cox Radio Inc. Class A(a)	6,258	89,114
Crown Media Holdings Inc. Class A(a)(b)	3,038	21,874
CTC Media Inc.(a)	9,786	265,592
Cumulus Media Inc. Class A(a)	5,346	49,985
DG FastChannel Inc.(a)	2,491	50,767
DIRECTV Group Inc. (The)(a)	141,291	3,265,235
Discovery Holding Co. Class A(a)	52,323	1,202,906
Dow Jones & Co. Inc.	11,231	645,221
EchoStar Communications Corp.(a)	38,956	1,689,522
Emmis Communications Corp.	5,991	55,177
Entercom Communications Corp.	6,162	153,372
Entravision Communications Corp.(a)	13,014	135,736
Fisher Communications Inc.(a)	1,174	59,627
Gannett Co. Inc.	43,974	2,416,371
GateHouse Media Inc.(b)	2,844	52,756
Gemstar-TV Guide International Inc.(a)	47,135	231,904
Gray Television Inc.	7,879	73,038
Hearst-Argyle Television Inc.	4,654	112,161
Idearc Inc.	27,361	966,664
Journal Communications Inc. Class A	8,867	115,360
Lee Enterprises Inc.	8,668	180,814
Liberty Global Inc. Class A(a)	71,954	2,952,992
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	24,180	2,845,502
Lin TV Corp. Class A(a)	5,133	96,552
LodgeNet Entertainment Corp.(a)	4,277	137,121
Martha Stewart Living Omnimedia Inc. Class A	5,000	86,000
McClatchy Co. (The) Class A	8,507	215,312
McGraw-Hill Companies Inc. (The)	64,333	4,379,791
Media General Inc. Class A	4,161	138,436
Mediacom Communications Corp.(a)	10,209	98,925
Meredith Corp.	9,055	557,788
New York Times Co. Class A(b)	26,928	683,971
News Corp. Class A	427,257	9,062,121
Nexstar Broadcasting Group Inc. Class A(a)	1,999	26,267
Playboy Enterprises Inc. Class B(a)	4,148	46,997
PRIMEDIA Inc.(a)	49,796	141,919
Radio One Inc. Class D(a)	14,400	101,664
Salem Communications Corp. Class A	1,730	19,186
Scholastic Corp.(a)	6,479	232,855
Scripps (E.W.) Co. Class A	16,954	774,628
Sinclair Broadcast Group Inc. Class A	9,257	131,635

Sirius Satellite Radio Inc.(a)(b)	275,243	831,234
Spanish Broadcasting System Inc. Class A(a)	7,586	32,620
Sun-Times Media Group Inc. Class A	12,281	64,475
Time Warner Cable Inc. Class A(a)	28,986	1,135,382
Time Warner Inc.	706,236	14,859,205
Tribune Co.	15,680	460,992
Value Line Inc.	255	11,195
Viacom Inc. Class B(a)	114,196	4,753,980
Walt Disney Co. (The)	371,552	12,684,785
Washington Post Co. (The) Class B	1,102	855,251
Westwood One Inc.	13,361	96,066
Wiley (John) & Sons Inc. Class A	9,556	461,459
World Wrestling Entertainment Inc.	4,245	67,878
XM Satellite Radio Holdings Inc. Class A(a)	53,757	632,720

		97,856,871
METAL FABRICATE & HARDWARE—0.23%
Ampco-Pittsburgh Corp.	1,361	54,562
Castle (A.M.) & Co.	2,099	75,375
CIRCOR International Inc.	3,081	124,565
Commercial Metals Co.	22,442	757,866
Dynamic Materials Corp.	2,278	85,425
Foster (L.B.) Co. Class A(a)	1,989	57,045
Haynes International Inc.(a)	2,193	185,155
Kaydon Corp.	5,325	277,539
Ladish Co. Inc.(a)	2,730	117,390
Lawson Products Inc.	788	30,496
Mueller Industries Inc.	6,972	240,116
Mueller Water Products Inc. Class A(b)	21,603	368,547
Northwest Pipe Co.(a)	1,683	59,864
Precision Castparts Corp.	25,787	3,129,510
Quanex Corp.	6,982	340,023
RBC Bearings Inc.(a)	3,999	164,959
Sun Hydraulics Corp.	1,399	68,901
Timken Co. (The)	17,861	644,961
TriMas Corp.(a)	2,524	30,490
Valmont Industries Inc.	3,501	254,733
Worthington Industries Inc.	13,005	281,558

		7,349,080
MINING—0.70%
Alcoa Inc.	163,011	6,606,836
AMCOL International Corp.	4,829	131,880
Apex Silver Mines Ltd.(a)	11,039	222,767
Brush Engineered Materials Inc.(a)	3,822	160,486
Century Aluminum Co.(a)	4,379	239,225
Coeur d’Alene Mines Corp.(a)(b)	52,422	188,195
Compass Minerals International Inc.	6,056	209,901
Freeport-McMoRan Copper & Gold Inc.	71,451	5,917,572
Hecla Mining Co.(a)	22,639	193,337
Idaho General Mines Inc.(a)	9,137	57,929
Kaiser Aluminum Corp.(a)	2,843	207,198
Newmont Mining Corp.	79,712	3,113,551
Royal Gold Inc.	4,557	108,320
RTI International Metals Inc.(a)	4,342	327,257
Southern Copper Corp.(b)	13,694	1,290,796
Stillwater Mining Co.(a)	7,869	86,638
Titanium Metals Corp.(a)	12,836	409,468
Uranium Resources Inc.(a)	9,824	108,359
US Gold Corp.(a)	8,667	47,669
USEC Inc.(a)	16,453	361,637

Vulcan Materials Co.	17,849	2,044,424

22,033,445

OFFICE & BUSINESS EQUIPMENT—0.17%
IKON Office Solutions Inc.	20,241	315,962
Pitney Bowes Inc.	41,130	1,925,707
Xerox Corp.(a)	175,680	3,246,566

		5,488,235
OFFICE FURNISHINGS—0.05%
CompX International Inc.	283	5,236
Herman Miller Inc.	11,954	377,746
HNI Corp.	9,023	369,943
Interface Inc. Class A	10,300	194,258
Knoll Inc.	9,352	209,485
Steelcase Inc. Class A	15,482	286,417

		1,443,085
OIL & GAS—7.84%
Alon USA Energy Inc.	2,442	107,472
Anadarko Petroleum Corp.	86,964	4,521,258
Apache Corp.	62,079	5,065,026
Apco Argentina Inc.	428	36,341
Arena Resources Inc.(a)	2,520	146,437
Atlas America Inc.	4,301	231,093
ATP Oil & Gas Corp.(a)	4,018	195,436
Atwood Oceanics Inc.(a)	5,161	354,148
Berry Petroleum Co. Class A	7,438	280,264
Bill Barrett Corp.(a)	5,811	214,019
Bois d’Arc Energy Inc.(a)	3,426	58,345
BPZ Energy Inc.(a)(b)	8,514	47,508
Brigham Exploration Co.(a)	8,586	50,400
Bronco Drilling Co. Inc.(a)	4,897	80,360
Cabot Oil & Gas Corp.	18,241	672,728
Callon Petroleum Co.(a)	3,907	55,362
Carrizo Oil & Gas Inc.(a)	4,268	176,994
Cheniere Energy Inc.(a)(b)	9,522	369,358
Chesapeake Energy Corp.	86,349	2,987,675
Chevron Corp.	403,014	33,949,899
Cimarex Energy Co.	15,677	617,831
Clayton Williams Energy Inc.(a)	1,042	27,582
CNX Gas Corp.(a)	5,254	160,772
Comstock Resources Inc.(a)	8,361	250,579
ConocoPhillips	306,467	24,057,660
Contango Oil & Gas Co.(a)	2,470	89,636
Continental Resources Inc.(a)	5,565	89,040
Crosstex Energy Inc.	6,939	199,357
Delek US Holdings Inc.	2,214	59,003
Delta Petroleum Corp.(a)	12,365	248,289
Denbury Resources Inc.(a)	22,795	854,813
Devon Energy Corp.	83,422	6,531,108
Diamond Offshore Drilling Inc.	12,739	1,293,773
Edge Petroleum Corp.(a)	5,358	75,066
Encore Acquisition Co.(a)	10,000	278,000
Energy Partners Ltd.(a)	5,320	88,791
ENSCO International Inc.	27,897	1,701,996
EOG Resources Inc.	45,844	3,349,363
EXCO Resources Inc.(a)	11,604	202,374
Exxon Mobil Corp.	1,056,356	88,607,138
Forest Oil Corp.(a)	14,850	627,561
Frontier Oil Corp.	20,512	897,810
FX Energy Inc.(a)	6,722	61,506
GeoGlobal Resources Inc.(a)(b)	6,072	30,906
Geomet Inc.(a)	3,403	26,067
GlobalSantaFe Corp.	42,726	3,086,954

GMX Resources Inc.(a)(b)	2,170	75,082
Goodrich Petroleum Corp.(a)(b)	2,920	101,120
Grey Wolf Inc.(a)	34,799	286,744
Gulfport Energy Corp.(a)	3,719	74,306
Harvest Natural Resources Inc.(a)	7,067	84,168
Helmerich & Payne Inc.	19,447	688,813
Hess Corp.	52,029	3,067,630
Holly Corp.	8,506	631,060
Marathon Oil Corp.	128,605	7,711,156
Mariner Energy Inc.(a)	16,400	397,700
McMoRan Exploration Co.(a)	4,437	62,118
Meridian Resource Corp. (The)(a)	16,821	50,799
Murphy Oil Corp.	35,236	2,094,428
Nabors Industries Ltd.(a)	52,670	1,758,125
Newfield Exploration Co.(a)	24,249	1,104,542
Noble Corp.	25,115	2,449,215
Noble Energy Inc.	31,999	1,996,418
Occidental Petroleum Corp.	156,330	9,048,380
Oilsands Quest Inc.(a)	20,328	50,210
Parallel Petroleum Corp.(a)	7,096	155,402
Parker Drilling Co.(a)	21,012	221,466
Patterson-UTI Energy Inc.	29,499	773,169
Penn Virginia Corp.	7,075	284,415
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	31,923	506,299
Petroleum Development Corp.(a)	2,802	133,039
PetroQuest Energy Inc.(a)	7,816	113,645
Pioneer Drilling Co.(a)	9,342	139,289
Pioneer Natural Resources Co.	23,032	1,121,889
Plains Exploration & Production Co.(a)	13,496	645,244
Pogo Producing Co.	11,011	559,249
Pride International Inc.(a)	30,950	1,159,387
Quicksilver Resources Inc.(a)	9,431	420,434
Range Resources Corp.	27,589	1,032,105
Rosetta Resources Inc.(a)	9,558	205,879
Rowan Companies Inc.	20,826	853,449
Southwestern Energy Co.(a)	31,753	1,413,009
St. Mary Land & Exploration Co.	11,818	432,775
Stone Energy Corp.(a)	5,277	180,790
Sulphco Inc.(a)(b)	8,352	30,151
Sunoco Inc.	22,738	1,811,764
Swift Energy Co.(a)	5,627	240,611
Tesoro Corp.	25,549	1,460,125
TODCO(a)	10,875	513,409
Toreador Resources Corp.(a)	2,844	42,660
Transocean Inc.(a)	54,018	5,724,828
TXCO Resources Inc.(a)	6,344	65,216
Unit Corp.(a)	8,735	549,519
VAALCO Energy Inc.(a)	11,127	53,743
Valero Energy Corp.	102,926	7,602,114
Venoco Inc.(a)	2,348	43,837
W&T Offshore Inc.	5,252	147,003
Warren Resources Inc.(a)	10,199	119,124
Western Refining Inc.	5,123	296,109
Whiting Petroleum Corp.(a)	6,974	282,586
XTO Energy Inc.	69,049	4,149,845

		248,328,690
OIL & GAS SERVICES—1.68%
Allis-Chalmers Energy Inc.(a)	4,730	108,743
Baker Hughes Inc.	60,050	5,052,007
Basic Energy Services Inc.(a)	7,690	196,633
BJ Services Co.	54,857	1,560,133

Cal Dive International Inc.(a)	4,206	69,946
Cameron International Corp.(a)	20,592	1,471,710
CARBO Ceramics Inc.	3,819	167,310
Complete Production Services Inc.(a)	8,045	207,963
Dawson Geophysical Co.(a)	1,435	88,195
Dresser-Rand Group Inc.(a)	16,157	638,202
Dril-Quip Inc.(a)	5,016	225,469
Flotek Industries Inc.(a)	1,711	102,574
FMC Technologies Inc.(a)	12,092	957,928
Geokinetics Inc.(a)	1,286	39,905
Global Industries Ltd.(a)	17,329	464,764
Grant Prideco Inc.(a)	23,807	1,281,531
Gulf Island Fabrication Inc.	2,018	70,025
Halliburton Co.	171,356	5,911,782
Hanover Compressor Co.(a)	17,426	415,610
Helix Energy Solutions Group Inc.(a)	17,187	685,933
Hercules Offshore Inc.(a)(b)	4,985	161,414
Horizon Offshore Inc.(a)	6,153	118,138
Hornbeck Offshore Services Inc.(a)	4,326	167,676
Input/Output Inc.(a)(b)	13,385	208,940
Lufkin Industries Inc.	2,832	182,806
MarkWest Hydrocarbon Inc.	1,204	69,146
Matrix Service Co.(a)	4,569	113,540
NATCO Group Inc. Class A(a)	3,277	150,873
National Oilwell Varco Inc.(a)	33,290	3,470,150
Newpark Resources Inc.(a)	16,924	131,161
Oceaneering International Inc.(a)	10,265	540,350
Oil States International Inc.(a)	9,268	383,139
RPC Inc.	6,065	103,348
Schlumberger Ltd.	220,990	18,770,891
SEACOR Holdings Inc.(a)	4,552	424,975
Smith International Inc.	37,564	2,202,753
Superior Energy Services Inc.(a)	15,191	606,425
Superior Offshore International Inc.(a)	1,912	34,798
Superior Well Services Inc.(a)	2,951	74,985
T-3 Energy Services Inc.(a)	1,020	34,119
Tetra Technologies Inc.(a)	13,668	385,438
Tidewater Inc.	10,592	750,761
Trico Marine Services Inc.(a)	2,239	91,530
Union Drilling Inc.(a)	2,594	42,593
Universal Compression Holdings Inc.(a)	5,692	412,499
Weatherford International Ltd.(a)	63,221	3,492,328
W-H Energy Services Inc.(a)	5,726	354,497
Willbros Group Inc.(a)	4,901	145,462

		53,341,098
PACKAGING & CONTAINERS—0.23%
AEP Industries Inc.(a)	1,225	55,137
Ball Corp.	19,029	1,011,772
Bemis Co. Inc.	19,689	653,281
Chesapeake Corp.	3,750	47,138
Crown Holdings Inc.(a)	30,780	768,577
Graphic Packaging Corp.(a)	12,935	62,605
Greif Inc. Class A	6,247	372,384
Owens-Illinois Inc.(a)	28,836	1,009,260
Packaging Corp. of America	17,413	440,723
Pactiv Corp.(a)	24,543	782,676

Sealed Air Corp.	30,086	933,268
Silgan Holdings Inc.	4,669	258,102
Sonoco Products Co.	18,824	805,855

		7,200,778

PHARMACEUTICALS—5.06%
Abbott Laboratories	288,823	15,466,472
Abraxis BioScience Inc.(a)	4,832	107,415
ACADIA Pharmaceuticals Inc.(a)	5,830	79,696
Adams Respiratory Therapeutics Inc.(a)	6,706	264,149
Akorn Inc.(a)(b)	10,364	72,444
Alexza Pharmaceuticals Inc.(a)	3,821	31,600
Alkermes Inc.(a)	18,929	276,363
Allergan Inc.	57,180	3,295,855
Allos Therapeutics Inc.(a)	7,863	34,754
Alnylam Pharmaceuticals Inc.(a)(b)	6,078	92,325
Alpharma Inc. Class A	8,162	212,294
Altus Pharmaceuticals Inc.(a)(b)	3,997	46,125
AmerisourceBergen Corp.	35,768	1,769,443
Amicus Therapeutics Inc.(a)	942	10,833
Amylin Pharmaceuticals Inc.(a)(b)	24,514	1,008,996
Animal Health International Inc.(a)	2,221	32,182
Array BioPharma Inc.(a)	8,848	103,256
Auxilium Pharmaceuticals Inc.(a)	5,340	85,120
Barr Pharmaceuticals Inc.(a)	20,467	1,028,057
Bentley Pharmaceuticals Inc.(a)	3,597	43,668
Biodel Inc.(a)	944	18,691
Bioenvision Inc.(a)	10,361	59,887
BioMarin Pharmaceutical Inc.(a)	18,033	323,512
Bionovo Inc.(a)(b)	8,476	32,717
Bradley Pharmaceuticals Inc.(a)	2,396	52,017
Bristol-Myers Squibb Co.	369,005	11,645,798
Cadence Pharmaceuticals Inc.(a)	3,044	36,924
Caraco Pharmaceutical Laboratories Ltd.(a)	1,883	28,584
Cardinal Health Inc.	72,106	5,093,568
Cephalon Inc.(a)	12,332	991,369
Cubist Pharmaceuticals Inc.(a)	10,418	205,339
CV Therapeutics Inc.(a)(b)	11,177	147,648
Cypress Bioscience Inc.(a)	6,080	80,621
Cytrx Corp.(a)(b)	16,343	50,990
Dendreon Corp.(a)(b)	15,718	111,283
Discovery Laboratories Inc.(a)	15,924	45,065
DURECT Corp.(a)	13,064	50,296
Emergent BioSolutions Inc.(a)	1,062	10,939
Endo Pharmaceuticals Holdings Inc.(a)	24,893	852,087
Express Scripts Inc.(a)	43,541	2,177,485
Forest Laboratories Inc.(a)	59,974	2,737,813
Gilead Sciences Inc.(a)	175,071	6,787,503
HealthExtras Inc.(a)	5,820	172,156
Herbalife Ltd.	9,535	378,063
Hospira Inc.(a)	29,225	1,140,944
Idenix Pharmaceuticals Inc.(a)(b)	4,685	27,642
I-Flow Corp.(a)(b)	3,862	64,650
ImClone Systems Inc.(a)	11,269	398,472
Indevus Pharmaceuticals Inc.(a)	11,474	77,220
Isis Pharmaceuticals Inc.(a)	15,538	150,408
Javelin Pharmaceuticals Inc.(a)	8,002	49,532
King Pharmaceuticals Inc.(a)	45,373	928,332
K-V Pharmaceutical Co. Class A(a)	6,657	181,337
Ligand Pharmaceuticals Inc. Class B	16,976	116,795
Lilly (Eli) & Co.	186,260	10,408,209
Mannatech Inc.(b)	2,945	46,796
MannKind Corp.(a)	7,849	96,778
Medarex Inc.(a)	23,707	338,773
Medco Health Solutions Inc.(a)	52,510	4,095,255
Medicines Co. (The)(a)	9,738	171,584
Medicis Pharmaceutical Corp. Class A	10,514	321,098
Merck & Co. Inc.	406,382	20,237,824
MGI PHARMA INC.(a)	15,016	335,908

Mylan Laboratories Inc.	46,268	841,615
Nabi Biopharmaceuticals(a)	11,417	52,518
Nastech Pharmaceutical Co. Inc.(a)(b)	4,795	52,313
NBTY Inc.(a)	10,412	449,798
Neurocrine Biosciences Inc.(a)	7,150	80,295
Neurogen Corp.(a)	5,957	39,554
Noven Pharmaceuticals Inc.(a)	4,677	109,676
Obagi Medical Products Inc.(a)	1,007	17,844
Omnicare Inc.	22,879	825,017
Onyx Pharmaceuticals Inc.(a)	9,012	242,423
OSI Pharmaceuticals Inc.(a)	10,854	393,023
Osiris Therapeutics Inc.(a)(b)	2,405	32,492
Pain Therapeutics Inc.(a)(b)	6,775	59,010
Par Pharmaceutical Companies Inc.(a)	6,765	190,976
Penwest Pharmaceuticals Co.(a)(b)	4,384	54,668
Perrigo Co.	14,466	283,244
PetMed Express Inc.(a)	4,021	51,630
Pfizer Inc.	1,316,028	33,650,836
Pharmion Corp.(a)	4,897	141,768
Poniard Pharmaceuticals Inc.(a)	4,377	29,764
POZEN Inc.(a)	4,794	86,628
Progenics Pharmaceuticals Inc.(a)	4,369	94,239
Rigel Pharmaceuticals Inc.(a)	5,685	50,653
Salix Pharmaceuticals Ltd.(a)	8,878	109,199
Santarus Inc.(a)	9,555	49,399
Schering-Plough Corp.	279,239	8,500,035
Sciele Pharma Inc.(a)	6,638	156,391
Sepracor Inc.(a)	20,033	821,754
Sirtris Pharmaceuticals Inc.(a)(b)	1,139	11,242
Somaxon Pharmaceuticals Inc.(a)	1,911	23,238
Synta Pharmaceuticals Corp.(a)	943	7,827
Synutra International Inc.(a)	753	15,293
Tanox Inc.(a)	4,708	91,382
Tiens Biotech Group (USA) Inc.(a)(b)	658	2,520
Trubion Pharmaceuticals Inc.(a)	1,635	34,139
United Therapeutics Corp.(a)	3,913	249,493
USANA Health Sciences Inc.(a)(b)	1,588	71,047
Valeant Pharmaceuticals International	17,886	298,517
Vanda Pharmaceuticals Inc.(a)	5,003	101,361
VCA Antech Inc.(a)	15,820	596,256
ViroPharma Inc.(a)	13,138	181,304
VIVUS Inc.(a)	10,986	57,457
Warner Chilcott Ltd. Class A(a)	17,076	308,905
Watson Pharmaceuticals Inc.(a)	19,299	627,796
Wyeth	252,220	14,462,295
XenoPort Inc.(a)	4,055	180,123
Zymogenetics Inc.(a)	7,321	106,960

		160,232,876
PIPELINES—0.42%
El Paso Corp.	131,206	2,260,679
Equitable Resources Inc.	22,689	1,124,467
National Fuel Gas Co.	15,712	680,487
ONEOK Inc.	20,695	1,043,235
Questar Corp.	32,264	1,705,152
Spectra Energy Corp.	118,415	3,074,053
Williams Companies Inc. (The)	112,244	3,549,155

		13,437,228
REAL ESTATE—0.13%

Avatar Holdings Inc.(a)(b)	1,079	83,018
CB Richard Ellis Group Inc. Class A(a)	36,484	1,331,666
Consolidated-Tomoka Land Co.	1,077	74,625

Forest City Enterprises Inc. Class A	13,573	834,468
Grubb & Ellis Co.(a)	2,975	34,510
HFF Inc. Class A(a)	3,096	48,019
Jones Lang LaSalle Inc.	6,925	785,988
Meruelo Maddux Properties Inc.(a)	8,609	70,249
Resource Capital Corp.	4,144	57,933
St. Joe Co. (The)(b)	13,999	648,714
Stratus Properties Inc.(a)	932	32,154
Tarragon Corp.(a)	2,612	22,098
Thomas Properties Group Inc.	4,470	71,431

		4,094,873
REAL ESTATE INVESTMENT TRUSTS—2.06%
Acadia Realty Trust	6,049	156,972
Affordable Residential Communities Inc.(a)(b)	8,929	105,541
Agree Realty Corp.	1,459	45,594
Alesco Financial Inc.	10,441	84,885
Alexander’s Inc.(a)	376	151,998
Alexandria Real Estate Equities Inc.	5,547	537,061
AMB Property Corp.	18,561	987,816
American Campus Communities Inc.	4,361	123,373
American Financial Realty Trust	24,522	253,067
American Home Mortgage Investment Corp.(b)	9,184	168,802
Annaly Capital Management Inc.	49,487	713,603
Anthracite Capital Inc.	10,988	128,560
Anworth Mortgage Asset Corp.	8,586	77,703
Apartment Investment & Management Co. Class A	18,084	911,795
Arbor Realty Trust Inc.	2,188	56,472
Archstone-Smith Trust	41,773	2,469,202
Ashford Hospitality Trust Inc.	19,941	234,506
Associated Estates Realty Corp.	2,961	46,162
AvalonBay Communities Inc.	14,907	1,772,144
BioMed Realty Trust Inc.	12,321	309,504
Boston Properties Inc.	19,189	1,959,773
Brandywine Realty Trust	16,384	468,255
BRE Properties Inc. Class A	9,543	565,804
BRT Realty Trust	1,321	34,359
Camden Property Trust	10,695	716,244
Capital Lease Funding Inc.	8,190	88,043
Capital Trust Inc. Class A	2,567	87,637
CapitalSource Inc.	23,660	581,799
CBL & Associates Properties Inc.	12,355	445,398
CBRE Realty Finance Inc.	5,486	65,229
Cedar Shopping Centers Inc.	8,319	119,378
Colonial Properties Trust	8,750	318,938
Corporate Office Properties Trust	7,346	301,259
Cousins Properties Inc.	7,631	221,375
Crescent Real Estate Equities Co.	14,896	334,266
Crystal River Capital Inc.	4,708	114,310
DCT Industrial Trust Inc.	31,702	341,114
Deerfield Triarc Capital Corp.	9,737	142,452
Developers Diversified Realty Corp.	23,326	1,229,513
DiamondRock Hospitality Co.	17,797	339,567
Digital Realty Trust Inc.	10,030	377,930
Douglas Emmett Inc.	19,483	482,009
Duke Realty Corp.	25,493	909,335
EastGroup Properties Inc.	4,471	195,919
Education Realty Trust Inc.	5,266	73,882
Entertainment Properties Trust	5,017	269,814

Equity Inns Inc.	10,362	232,109
Equity Lifestyle Properties Inc.	3,791	197,852
Equity One Inc.	6,852	175,069

Equity Residential	54,484	2,486,105
Essex Property Trust Inc.	4,597	534,631
Extra Space Storage Inc.	12,117	199,931
Federal Realty Investment Trust	10,607	819,497
FelCor Lodging Trust Inc.	11,744	305,696
First Industrial Realty Trust Inc.	8,544	331,165
First Potomac Realty Trust	4,558	106,156
Franklin Street Properties Corp.	11,204	185,314
General Growth Properties Inc.	40,546	2,146,911
Getty Realty Corp.	3,265	85,804
Glimcher Realty Trust	6,984	174,600
GMH Communities Trust	5,916	57,326
Gramercy Capital Corp.	3,515	96,803
Health Care Property Investors Inc.	38,429	1,111,751
Health Care REIT Inc.	15,157	611,737
Healthcare Realty Trust Inc.	9,004	250,131
Hersha Hospitality Trust	7,674	90,707
Highland Hospitality Corp.	11,567	222,086
Highwoods Properties Inc.	10,706	401,475
Home Properties Inc.	6,257	324,926
Hospitality Properties Trust	17,670	733,128
Host Hotels & Resorts Inc.	97,820	2,261,598
HRPT Properties Trust	39,894	414,898
Impac Mortgage Holdings Inc.(b)	14,321	66,020
Inland Real Estate Corp.	10,935	185,676
Innkeepers USA Trust	9,002	159,605
Investors Real Estate Trust	9,079	93,786
iStar Financial Inc.	23,900	1,059,487
JER Investors Trust Inc.	4,871	73,065
Kilroy Realty Corp.	6,157	436,162
Kimco Realty Corp.	40,151	1,528,549
Kite Realty Group Trust	3,927	74,692
LaSalle Hotel Properties	7,550	327,821
Lexington Realty Trust	12,456	259,085
Liberty Property Trust	17,310	760,428
LTC Properties Inc.	4,454	101,329
Luminent Mortgage Capital Inc.	8,814	88,933
Macerich Co. (The)	13,367	1,101,708
Mack-Cali Realty Corp.	12,784	555,976
Maguire Properties Inc.	7,050	242,027
Medical Properties Trust Inc.	9,332	123,462
MFA Mortgage Investments Inc.	15,279	111,231
Mid-America Apartment Communities Inc.	4,790	251,379
Mission West Properties Inc.	3,697	51,536
National Health Investors Inc.	4,383	139,029
National Retail Properties Inc.	12,562	274,605
Nationwide Health Properties Inc.	16,800	456,960
Newcastle Investment Corp.	7,817	195,972
NorthStar Realty Finance Corp.	11,547	144,453
NovaStar Financial Inc.(b)	7,134	49,795
Omega Healthcare Investors Inc.	12,658	200,376
Parkway Properties Inc.(b)	2,991	143,658
Pennsylvania Real Estate Investment Trust	6,050	268,197
Post Properties Inc.	8,216	428,300
ProLogis	48,087	2,736,150
PS Business Parks Inc.	2,996	189,857
Public Storage	23,363	1,794,746
Quadra Realty Trust Inc.(a)	3,138	39,256
RAIT Financial Trust	11,918	310,106
Ramco-Gershenson Properties Trust	3,497	125,647
Realty Income Corp.	19,018	479,063
Redwood Trust Inc.	3,977	192,407
Regency Centers Corp.	12,933	911,777

Republic Property Trust	4,910	60,148
Saul Centers Inc.	2,017	91,471
Senior Housing Properties Trust	15,745	320,411
Simon Property Group Inc.	41,327	3,845,064
SL Green Realty Corp.	11,103	1,375,551
Sovran Self Storage Inc.	3,876	186,668
Spirit Finance Corp.	21,477	312,705
Strategic Hotels & Resorts Inc.	13,997	314,793
Sun Communities Inc.	3,014	89,727
Sunstone Hotel Investors Inc.	11,757	333,781
Tanger Factory Outlet Centers Inc.	5,889	220,543
Taubman Centers Inc.	10,090	500,565
Thornburg Mortgage Inc.	22,747	595,516
UDR Inc.	25,577	672,675
Universal Health Realty Income Trust	2,220	73,926
Urstadt Biddle Properties Inc. Class A	3,981	67,717
U-Store-It Trust	8,721	142,937
Ventas Inc.	24,802	899,073
Vornado Realty Trust	25,017	2,747,867
Washington Real Estate Investment Trust	8,478	288,252
Weingarten Realty Investors	14,481	595,169
Winston Hotels Inc.	4,961	74,415
Winthrop Realty Trust Inc.	9,521	65,790

		65,282,843
RETAIL—5.50%
Abercrombie & Fitch Co. Class A	16,380	1,195,412
AC Moore Arts & Crafts Inc.(a)	3,809	74,694
Advance Auto Parts Inc.	20,038	812,140
Aeropostale Inc.(a)	9,730	405,546
AFC Enterprises Inc.(a)	5,523	95,493
American Eagle Outfitters Inc.	34,570	887,066
AnnTaylor Stores Corp.(a)	13,053	462,337
Applebee’s International Inc.	14,054	338,701
Asbury Automotive Group Inc.	4,822	120,309
AutoNation Inc.(a)	29,625	664,785
AutoZone Inc.(a)	8,656	1,182,583
Barnes & Noble Inc.	9,688	372,697
Bebe Stores Inc.	4,772	76,400
Bed Bath & Beyond Inc.(a)	51,895	1,867,701
Best Buy Co. Inc.	74,203	3,463,054
Big 5 Sporting Goods Corp.	4,272	108,936
Big Lots Inc.(a)(b)	21,208	623,939
BJ’s Restaurants Inc.(a)(b)	3,203	63,227
BJ’s Wholesale Club Inc.(a)	12,295	442,989
Blockbuster Inc. Class A(a)(b)	36,149	155,802
Bob Evans Farms Inc.	6,737	248,258
Bon-Ton Stores Inc. (The)	1,927	77,196
Books-A-Million Inc.	2,794	47,330
Borders Group Inc.	11,025	210,137
Brinker International Inc.	21,363	625,295
Brown Shoe Co. Inc.	8,285	201,491
Buckle Inc. (The)	2,642	104,095
Buffalo Wild Wings Inc.(a)	2,884	119,946
Build-A-Bear Workshop Inc.(a)	2,952	77,165
Burger King Holdings Inc.	11,961	315,053
Cabela’s Inc. Class A(a)	7,318	161,947
Cache Inc.(a)	2,320	30,786
California Pizza Kitchen Inc.(a)	5,472	117,539
CarMax Inc.(a)	40,302	1,027,701
Carrols Restaurant Group Inc.(a)	1,873	28,563
Casey’s General Store Inc.	9,511	259,270
Cash America International Inc.	5,589	221,604

Casual Male Retail Group Inc.(a)	6,800	68,680
Cato Corp. Class A	5,624	123,391
CBRL Group Inc.	4,640	197,107
CEC Entertainment Inc.(a)	5,389	189,693
Charlotte Russe Holding Inc.(a)	4,766	128,062
Charming Shoppes Inc.(a)	23,294	252,274
Cheesecake Factory Inc. (The)(a)	13,545	332,123
Chico’s FAS Inc.(a)	33,129	806,360
Children’s Place Retail Stores Inc. (The)(a)	4,234	218,644
Chipotle Mexican Grill Inc. Class B(a)	6,174	485,462
Christopher & Banks Corp.	6,816	116,894
Circuit City Stores Inc.	32,130	484,520
Citi Trends Inc.(a)	2,609	99,038
CKE Restaurants Inc.	11,869	238,211
Coldwater Creek Inc.(a)	11,620	269,933
Conn’s Inc.(a)(b)	2,294	65,517
Copart Inc.(a)	12,869	393,663
Costco Wholesale Corp.	83,727	4,899,704
CSK Auto Corp.(a)	8,275	152,260
CVS Caremark Corp.	292,384	10,657,397
Darden Restaurants Inc.	26,382	1,160,544
Deb Shops Inc.	948	26,212
Denny’s Corp.(a)	17,634	78,471
Dick’s Sporting Goods Inc.(a)	7,609	442,616
Dillard’s Inc. Class A	11,522	413,985
Dollar General Corp.	58,657	1,285,761
Dollar Tree Stores Inc.(a)	18,356	799,404
Domino’s Pizza Inc.	8,248	150,691
Dress Barn Inc.(a)	8,855	181,705
DSW Inc. Class A(a)	3,051	106,236
Eddie Bauer Holdings Inc.(a)	5,733	73,669
EZCORP Inc.(a)	6,971	92,296
Family Dollar Stores Inc.	28,145	965,936
Finish Line Inc. (The) Class A	8,003	72,907
First Cash Financial Services Inc.(a)	4,943	115,864
Foot Locker Inc.	29,227	637,149
Fred’s Inc.	7,544	100,939
GameStop Corp. Class A(a)	29,377	1,148,641
Gander Mountain Co.(a)	962	10,919
Gap Inc. (The)	112,353	2,145,942
Genesco Inc.(a)	4,285	224,148
Group 1 Automotive Inc.	4,571	184,394
Guitar Center Inc.(a)	5,561	332,603
Haverty Furniture Companies Inc.	3,731	43,541
Hibbett Sports Inc.(a)	5,951	162,938
Home Depot Inc.	369,291	14,531,601
Hot Topic Inc.(a)	8,330	90,547
IHOP Corp.	3,280	178,530
Insight Enterprises Inc.(a)	9,099	205,364
J. Crew Group Inc.(a)	7,333	396,642
Jack in the Box Inc.(a)	5,894	418,120
Jamba Inc.(a)	9,794	89,517
Jo-Ann Stores Inc.(a)	4,698	133,564
Jos. A. Bank Clothiers Inc.(a)	3,403	141,122
Kenneth Cole Productions Inc. Class A	1,869	46,164
Kohl’s Corp.(a)	60,194	4,275,580
Krispy Kreme Doughnuts Inc.(a)(b)	12,169	112,685
Landry’s Restaurants Inc.	3,210	97,135
Limited Brands Inc.	65,823	1,806,841
Lithia Motors Inc. Class A	2,988	75,716
Longs Drug Stores Corp.	6,201	325,677
Lowe’s Companies Inc.	282,304	8,663,910
Macy’s Inc.	86,067	3,423,745

MarineMax Inc.(a)	3,077	61,602
McCormick & Schmick’s Seafood Restaurants Inc.(a)	2,756	71,491
McDonald’s Corp.	223,847	11,362,474
Men’s Wearhouse Inc. (The)	10,204	521,118
Morton’s Restaurant Group Inc.(a)	2,001	36,238
Movado Group Inc.	3,240	109,318
MSC Industrial Direct Co. Inc. Class A	8,669	476,795
New York & Co. Inc.(a)	4,096	44,892
99 Cents Only Stores(a)	8,826	115,709
Nordstrom Inc.	48,286	2,468,380
Nu Skin Enterprises Inc. Class A	9,469	156,239
O’Charley’s Inc.	4,500	90,720
Office Depot Inc.(a)	51,415	1,557,875
OfficeMax Inc.	14,185	557,471
O’Reilly Automotive Inc.(a)	21,482	785,167
P.F. Chang’s China Bistro Inc.(a)(b)	4,853	170,826
Pacific Sunwear of California Inc.(a)	13,218	290,796
Panera Bread Co. Class A(a)	5,346	246,237
Pantry Inc. (The)(a)	4,308	198,599
Papa John’s International Inc.(a)	4,048	116,420
Payless ShoeSource Inc.(a)	12,288	387,686
PC Connection Inc.(a)	1,752	23,196
Penney (J.C.) Co. Inc.	42,317	3,062,904
Pep Boys - Manny, Moe & Jack Inc.	7,928	159,828
PetSmart Inc.	25,597	830,623
Pier 1 Imports Inc.	16,621	141,112
PriceSmart Inc.	2,521	62,344
RadioShack Corp.	25,518	845,667
Rare Hospitality International Inc.(a)	5,789	154,972
Red Robin Gourmet Burgers Inc.(a)(b)	3,137	126,641
Regis Corp.	8,341	319,043
Retail Ventures Inc.(a)	5,206	83,973
Rite Aid Corp.(a)	87,527	558,422
Ross Stores Inc.	26,153	805,512
Ruby Tuesday Inc.	10,223	269,172
Rush Enterprises Inc. Class A(a)	4,165	90,464
Ruth’s Chris Steak House Inc.(a)	3,579	60,807
Saks Inc.	26,514	566,074
Sally Beauty Co. Inc.(a)	17,618	158,562
School Specialty Inc.(a)	3,987	141,299
Sears Holdings Corp.(a)	15,122	2,563,179
Select Comfort Corp.(a)(b)	9,279	150,505
Shoe Carnival Inc.(a)	1,780	48,932
Sonic Automotive Inc.	5,835	169,040
Sonic Corp.(a)	12,566	277,960
Stage Stores Inc.	8,172	171,285
Staples Inc.	134,049	3,180,983
Starbucks Corp.(a)	138,845	3,643,293
Steak n Shake Co. (The)(a)	5,357	89,408
Stein Mart Inc.	5,108	62,624
Syms Corp.(a)	1,292	25,491
Systemax Inc.(b)	1,997	41,558
Talbots Inc. (The)(b)	4,362	109,181
Target Corp.	160,366	10,199,278
Texas Roadhouse Inc. Class A(a)	9,914	126,800
Tiffany & Co.	25,466	1,351,226
Tim Hortons Inc.	35,321	1,086,121
TJX Companies Inc.	85,195	2,342,863
Tractor Supply Co.(a)	6,500	338,325
Triarc Companies Inc. Class B	11,855	186,124
Tuesday Morning Corp.	5,647	69,797
Tween Brands Inc.(a)	5,775	257,565

Under Armour Inc. Class A(a)	4,662	212,820
United Auto Group Inc.	10,539	224,375
Urban Outfitters Inc.(a)(b)	21,317	512,248
Walgreen Co.	187,004	8,142,154
Wal-Mart Stores Inc.	452,118	21,751,397
Wendy’s International Inc.	16,423	603,545
West Marine Inc.(a)(b)	2,778	38,225
Wet Seal Inc. Class A(a)	15,874	95,403
Williams-Sonoma Inc.	17,127	540,871
World Fuel Services Corp.	5,373	225,988
Yum! Brands Inc.	98,600	3,226,192
Zale Corp.(a)	9,218	219,481
Zumiez Inc.(a)	3,250	122,785

		174,129,781
SAVINGS & LOANS—0.52%
Abington Bancorp Inc.	1,974	18,852
Anchor BanCorp Wisconsin Inc.	3,686	96,536
Astoria Financial Corp.	16,343	409,229
BankAtlantic Bancorp Inc. Class A	8,430	72,582
BankFinancial Corp.	4,362	67,393
BankUnited Financial Corp. Class A	6,012	120,661
Berkshire Hills Bancorp Inc.	1,663	52,401
Brookline Bancorp Inc.	11,871	136,635
Capitol Federal Financial	4,137	152,738
Clifton Savings Bancorp Inc.	2,247	24,357
Dime Community Bancshares Inc.	4,886	64,446
Downey Financial Corp.	3,976	262,336
First Financial Holdings Inc.	2,247	73,499
First Niagara Financial Group Inc.	20,275	265,603
First Place Financial Corp.	3,281	69,295
FirstFed Financial Corp.(a)(b)	3,111	176,487
Flagstar Bancorp Inc.	8,373	100,895
Flushing Financial Corp.	3,976	63,855
Franklin Bank Corp.(a)	4,445	66,231
Hudson City Bancorp Inc.	101,672	1,242,432
Investors Bancorp Inc.(a)	9,611	129,076
Kearny Financial Corp.	4,028	54,297
KNBT Bancorp Inc.	5,193	76,337
MAF Bancorp Inc.	6,201	336,466
NASB Financial Inc.	710	23,892
New York Community Bancorp Inc.(b)	58,412	994,172
NewAlliance Bancshares Inc.	21,357	314,375
Northwest Bancorp Inc.	3,451	90,209
Oritani Financial Corp.(a)	2,290	32,724
Partners Trust Financial Group Inc.	8,207	86,174
People’s United Financial Inc.	40,830	723,916
PFF Bancorp Inc.	4,521	126,272
Provident Financial Services Inc.	12,415	195,660
Provident New York Bancorp	7,980	107,810
Rockville Financial Inc.	1,674	25,277
Roma Financial Corp.	1,909	31,632
Sovereign Bancorp Inc.	80,246	1,696,400
TFS Financial Corp.(a)	19,831	228,850
TierOne Corp.	3,398	102,280
United Community Financial Corp.	5,048	50,379
ViewPoint Financial Group	2,185	37,604
Washington Federal Inc.	16,438	399,608
Washington Mutual Inc.	165,432	7,054,020
Wauwatosa Holdings Inc.(a)	1,842	30,467
Westfield Financial Inc.	1,946	19,402

WSFS Financial Corp.	1,182	77,338

16,581,100

SEMICONDUCTORS—2.73%
Actel Corp.(a)	4,903	68,201
Advanced Analogic Technologies Inc.(a)	7,182	69,665
Advanced Micro Devices Inc.(a)	103,331	1,477,633
Altera Corp.	66,381	1,469,012
AMIS Holdings Inc.(a)	12,583	157,539
Amkor Technology Inc.(a)	19,691	310,133
ANADIGICS Inc.(a)	11,079	152,779
Analog Devices Inc.	61,292	2,307,031
Applied Materials Inc.	259,063	5,147,582
Applied Micro Circuits Corp.(a)	53,313	133,283
Asyst Technologies Inc.(a)	9,267	67,000
Atmel Corp.(a)	92,021	511,637
ATMI Inc.(a)	6,497	194,910
Axcelis Technologies Inc.(a)	19,135	124,186
Broadcom Corp. Class A(a)	87,797	2,568,062
Brooks Automation Inc.(a)	14,272	259,037
Cabot Microelectronics Corp.(a)	4,479	158,960
Cavium Networks Inc.(a)	1,269	28,705
Cirrus Logic Inc.(a)	16,595	137,739
Cohu Inc.	4,279	95,208
Conexant Systems Inc.(a)	92,330	127,415
Credence Systems Corp.(a)	19,042	68,551
Cree Inc.(a)(b)	15,861	410,007
Cypress Semiconductor Corp.(a)	28,460	662,833
Diodes Inc.(a)	3,738	156,136
DSP Group Inc.(a)	5,365	109,822
Emulex Corp.(a)	16,067	350,903
Entegris Inc.(a)	25,443	302,263
Exar Corp.(a)	6,782	90,879
Fairchild Semiconductor International Inc. Class A(a)	23,292	450,001
FormFactor Inc.(a)	8,994	344,470
Genesis Microchip Inc.(a)	6,971	65,249
Hittite Microwave Corp.(a)	3,083	131,737
Integrated Device Technology Inc.(a)	37,236	568,594
Intel Corp.	1,089,443	25,885,166
International Rectifier Corp.(a)	13,650	508,599
Intersil Corp. Class A	25,439	800,311
IPG Photonics Corp.(a)	1,889	37,686
IXYS Corp.(a)	4,872	40,681
KLA-Tencor Corp.	35,887	1,971,991
Kulicke & Soffa Industries Inc.(a)	10,885	113,966
Lam Research Corp.(a)	25,231	1,296,873
Lattice Semiconductor Corp.(a)	21,604	123,575
Linear Technology Corp.	47,502	1,718,622
LSI Corp.(a)	143,363	1,076,656
LTX Corp.(a)	11,694	65,019
Marvell Technology Group Ltd.(a)	88,321	1,608,325
Mattson Technology Inc.(a)	9,916	96,185
Maxim Integrated Products Inc.	60,059	2,006,571
MEMC Electronic Materials Inc.(a)	42,048	2,569,974
Micrel Inc.	10,456	133,000
Microchip Technology Inc.	40,836	1,512,565
Micron Technology Inc.(a)	141,573	1,773,910
Microsemi Corp.(a)	14,356	343,826
Microtune Inc.(a)	10,088	52,760
MIPS Technologies Inc. Class A(a)	8,166	71,779
MKS Instruments Inc.(a)	9,523	263,787

Monolithic Power Systems Inc.(a)	4,465	77,914
National Semiconductor Corp.	58,656	1,658,205
NetLogic Microsystems Inc.(a)	3,100	98,704

Novellus Systems Inc.(a)	23,785	674,780
NVIDIA Corp.(a)	68,011	2,809,534
OmniVision Technologies Inc.(a)(b)	10,340	187,257
ON Semiconductor Corp.(a)	45,691	489,808
Pericom Semiconductor Corp.(a)	4,896	54,639
Photronics Inc.(a)	7,867	117,061
PLX Technology Inc.(a)	5,398	60,242
PMC-Sierra Inc.(a)	40,221	310,908
QLogic Corp.(a)	28,900	481,185
Rambus Inc.(a)	19,342	347,769
Rudolph Technologies Inc.(a)	5,474	90,923
Semitool Inc.(a)	4,172	40,093
Semtech Corp.(a)	13,666	236,832
Silicon Image Inc.(a)	16,519	141,733
Silicon Laboratories Inc.(a)	10,310	356,829
SiRF Technology Holdings Inc.(a)	9,970	206,778
Skyworks Solutions Inc.(a)	30,099	221,228
Spansion Inc. Class A(a)	16,936	187,990
Standard Microsystems Corp.(a)	4,305	147,834
Supertex Inc.(a)	2,147	67,287
Syntax-Brillian Corp.(a)(b)	10,797	53,121
Techwell Inc.(a)	2,815	36,877
Teradyne Inc.(a)	35,713	627,835
Tessera Technologies Inc.(a)	9,022	365,842
Texas Instruments Inc.	268,808	10,115,245
TriQuint Semiconductor Inc.(a)	26,189	132,516
Ultra Clean Holdings Inc.(a)	3,572	49,937
Ultratech Inc.(a)	4,373	58,292
Varian Semiconductor Equipment Associates Inc.(a)	16,942	678,697
Veeco Instruments Inc.(a)	5,865	121,640
Volterra Semiconductor Corp.(a)(b)	4,004	56,857
Xilinx Inc.	55,698	1,491,035
Zoran Corp.(a)	9,336	187,093

		86,389,509
SOFTWARE—3.64%
Activision Inc.(a)	52,791	985,608
Actuate Corp.(a)	11,398	77,392
Acxiom Corp.	11,935	315,681
Adobe Systems Inc.(a)	110,221	4,425,373
Advent Software Inc.(a)	3,453	112,395
Allscripts Healthcare Solutions Inc.(a)(b)	10,421	265,527
American Reprographics Co.(a)	5,600	172,424
ANSYS Inc.(a)	14,594	386,741
Aspen Technology Inc.(a)	16,581	232,134
Autodesk Inc.(a)	43,221	2,034,845
Automatic Data Processing Inc.	103,709	5,026,775
Avid Technology Inc.(a)	7,772	274,740
BEA Systems Inc.(a)	73,031	999,794
Blackbaud Inc.	8,275	182,712
Blackboard Inc.(a)	5,378	226,521
BMC Software Inc.(a)	37,418	1,133,765
Borland Software Corp.(a)	13,684	81,283
Bottomline Technologies Inc.(a)	4,077	50,351
Broadridge Financial Solutions Inc.	26,206	501,059
CA Inc.	77,123	1,992,087
Cerner Corp.(a)	12,379	686,663
Citrix Systems Inc.(a)	33,690	1,134,342
CommVault Systems Inc.(a)	6,680	115,364

Computer Programs & Systems Inc.	1,710	52,976
Compuware Corp.(a)	56,689	672,332
Concur Technologies Inc.(a)	7,107	162,395

CSG Systems International Inc.(a)	8,167	216,507
Digi International Inc.(a)	4,752	70,044
DivX Inc.(a)	4,372	65,580
Double-Take Software Inc.(a)	1,580	25,928
Dun & Bradstreet Corp. (The)	11,085	1,141,533
Eclipsys Corp.(a)	8,598	170,240
eFunds Corp.(a)	8,920	314,787
Electronic Arts Inc.(a)	58,372	2,762,163
Epicor Software Corp.(a)	10,937	162,633
EPIQ Systems Inc.(a)	4,879	78,845
Fair Isaac Corp.	10,797	433,176
FalconStor Software Inc.(a)	6,025	63,564
Fidelity National Information Services Inc.	36,056	1,957,120
First Data Corp.	141,416	4,620,061
Fiserv Inc.(a)	31,486	1,788,405
Global Payments Inc.	15,193	602,402
Glu Mobile Inc.(a)	1,394	19,377
Guidance Software Inc.(a)	618	8,714
IMS Health Inc.	36,631	1,176,954
Infocrossing Inc.(a)(b)	4,161	76,854
Informatica Corp.(a)	16,472	243,291
infoUSA Inc.	6,121	62,557
Innerworkings Inc.(a)(b)	4,387	70,280
InPhonic Inc.(a)(b)	4,657	21,702
Interactive Intelligence Inc.(a)	2,454	50,552
Inter-Tel Inc.	4,152	99,357
Intuit Inc.(a)	63,057	1,896,755
INVESTools Inc.(a)	9,844	98,046
JDA Software Group Inc.(a)	4,832	94,852
Lawson Software Inc.(a)	24,499	242,295
ManTech International Corp. Class A(a)	3,676	113,331
MasterCard Inc. Class A	14,935	2,477,268
Microsoft Corp.	1,539,202	45,360,283
MicroStrategy Inc. Class A(a)	1,801	170,176
Midway Games Inc.(a)(b)	4,352	27,679
MoneyGram International Inc.	15,706	438,983
MSC Software Corp.(a)	8,261	111,854
NAVTEQ Corp.(a)(b)	18,390	778,633
Novell Inc.(a)	65,270	508,453
Nuance Communications Inc.(a)	24,804	414,971
Omnicell Inc.(a)	6,330	131,537
Omniture Inc.(a)	5,321	121,957
OpenTV Corp.(a)	17,635	37,386
Oracle Corp.(a)	722,936	14,249,069
Packeteer Inc.(a)	6,773	52,897
Parametric Technology Corp.(a)	21,621	467,230
Paychex Inc.	63,556	2,486,311
PDF Solutions Inc.(a)	4,276	50,585
Pegasystems Inc.	2,526	27,609
Phase Forward Inc.(a)	7,740	130,264
Progress Software Corp.(a)	7,721	245,451
QAD Inc.	2,719	22,568
Quality Systems Inc.	3,205	121,694
Quest Software Inc.(a)	12,842	207,912
Red Hat Inc.(a)	36,364	810,190
Renaissance Learning Inc.(b)	1,603	21,079
Salesforce.com Inc.(a)	17,871	765,951
Schawk Inc.	2,771	55,475
SeaChange International Inc.(a)	5,543	43,014
SEI Investments Co.	24,289	705,353
Smith Micro Software Inc.(a)	5,577	83,990
Solera Holdings Inc.(a)	4,941	95,757
SourceForge Inc.(a)	12,731	53,725

SPSS Inc.(a)	3,462	152,813
Sybase Inc.(a)	17,190	410,669
Synchronoss Technologies Inc.(a)	3,467	101,722
SYNNEX Corp.(a)	3,067	63,211
Take-Two Interactive Software Inc.(a)(b)	13,728	274,148
Taleo Corp. Class A(a)	3,111	70,091
THQ Inc.(a)	12,597	384,460
Total System Services Inc.	7,022	207,219
Transaction Systems Architects Inc. Class A(a)	6,994	235,418
Trident Microsystems Inc.(a)	10,748	197,226
Ultimate Software Group Inc.(a)	4,646	134,409
Unica Corp.(a)	1,845	30,443
VeriFone Holdings Inc.(a)	11,698	412,355
Visual Sciences Inc.(a)	3,842	59,436
Wind River Systems Inc.(a)	14,052	154,572

		115,212,680
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	6,759	197,363

		197,363
TELECOMMUNICATIONS—6.02%
Acme Packet Inc.(a)	4,157	47,764
Adaptec Inc.(a)	22,276	84,872
ADC Telecommunications Inc.(a)	22,076	404,653
ADTRAN Inc.	11,088	287,955
Aeroflex Inc.(a)	14,079	199,499
Alaska Communications Systems Group Inc.	8,041	127,369
Alltel Corp.	64,442	4,353,057
Amdocs Ltd.(a)	36,962	1,471,827
American Tower Corp. Class A(a)	78,314	3,289,188
Anaren Inc.(a)	3,230	56,880
Andrew Corp.(a)	29,315	423,309
Anixter International Inc.(a)	5,814	437,271
Arris Group Inc.(a)	20,523	361,000
Aruba Networks Inc.(a)	1,499	30,130
AT&T Inc.	1,156,148	47,980,142
Atheros Communications Inc.(a)	10,404	320,859
Atlantic Tele-Network Inc.	1,774	50,807
Avanex Corp.(a)	36,611	65,900
Avaya Inc.(a)	84,089	1,416,059
BigBand Networks Inc.(a)	2,322	30,441
Black Box Corp.	3,269	135,271
Cbeyond Inc.(a)	3,886	149,650
C-COR Inc.(a)	9,329	131,166
Centennial Communications Corp.(a)	4,493	42,639
CenturyTel Inc.	20,412	1,001,209
Ciena Corp.(a)	16,065	580,428
Cincinnati Bell Inc.(a)	46,621	269,469
Cisco Systems Inc.(a)	1,138,445	31,705,693
Citizens Communications Co.	63,797	974,180
Clearwire Corp. Class A(a)	4,367	106,686
CommScope Inc.(a)	11,526	672,542
Comtech Telecommunications Corp.(a)	4,358	202,298
Consolidated Communications Holdings Inc.	3,714	83,936
Corning Inc.(a)	294,867	7,533,852
CPI International Inc.(a)	1,351	26,790
Crown Castle International Corp.(a)(b)	43,346	1,572,159
CT Communications Inc.	3,817	116,457
Ditech Networks Inc.(a)	6,207	50,835

Dobson Communications Corp. Class A(a)(b)	27,512	305,658
Embarq Corp.	28,276	1,791,850
EMS Technologies Inc.(a)	2,890	63,753

Eschelon Telecom Inc.(a)	2,017	59,703
Extreme Networks Inc.(a)	22,296	90,299
FairPoint Communications Inc.	6,633	117,736
FiberTower Corp.(a)	19,377	83,902
Finisar Corp.(a)	50,429	190,622
Foundry Networks Inc.(a)	27,424	456,884
General Communication Inc. Class A(a)	10,094	129,304
GeoEye Inc.(a)	3,294	71,579
Global Crossing Ltd.(a)	4,546	85,828
Globalstar Inc.(a)(b)	3,647	37,746
Golden Telecom Inc.	2,960	162,830
Harmonic Inc.(a)	14,937	132,491
Harris Corp.	25,089	1,368,605
Harris Stratex Networks Inc.(a)	4,753	85,459
Hughes Communications Inc.(a)	1,209	63,086
Hungarian Telephone and Cable Corp.(a)	677	13,547
Hypercom Corp.(a)	10,024	59,242
ICO Global Communications (Holdings) Ltd.(a)	19,360	67,373
IDT Corp. Class B	9,318	96,162
InterDigital Communications Corp.(a)	8,830	284,061
Iowa Telecommunications Services Inc.	5,970	135,698
iPCS Inc.	3,201	108,418
Ixia(a)	8,249	76,386
JDS Uniphase Corp.(a)	38,754	520,466
Juniper Networks Inc.(a)	106,124	2,671,141
Knology Inc.(a)	4,900	85,113
Leap Wireless International Inc.(a)	9,600	811,200
Level 3 Communications Inc.(a)	286,268	1,674,668
Loral Space & Communications Inc.(a)	2,157	106,297
MasTec Inc.(a)	7,990	126,402
MetroPCS Communications Inc.(a)	10,831	357,856
Motorola Inc.	433,949	7,680,897
MRV Communications Inc.(a)(b)	23,713	77,067
NETGEAR Inc.(a)	6,515	236,169
Network Equipment Technologies Inc.(a)	4,962	47,337
NeuStar Inc. Class A(a)	14,276	413,576
Newport Corp.(a)	6,581	101,874
NextWave Wireless Inc.(a)	5,104	42,618
NII Holdings Inc. Class B(a)	30,657	2,475,246
North Pittsburgh Systems Inc.	2,824	60,010
Novatel Wireless Inc.(a)	5,726	148,991
NTELOS Holdings Corp.	5,224	144,391
Oplink Communications Inc.(a)	4,193	62,895
Opnext Inc.(a)	3,513	46,512
Optium Corp.(a)	2,305	29,158
ORBCOMM Inc.(a)(b)	4,937	81,016
PAETEC Holding Corp.(a)	13,230	149,367
Plantronics Inc.	9,050	237,291
Polycom Inc.(a)	17,259	579,902
Powerwave Technologies Inc.(a)	24,524	164,311
Preformed Line Products Co.	465	22,325
Premiere Global Services Inc.(a)	13,325	173,492
QUALCOMM Inc.	312,519	13,560,199
Qwest Communications International Inc.(a)	301,501	2,924,560
RCN Corp.(a)	5,751	108,061
RF Micro Devices Inc.(a)	36,560	228,134
Rural Cellular Corp. Class A(a)	2,296	100,588
SAVVIS Inc.(a)	5,171	256,016
SBA Communications Corp.(a)	19,349	649,933
Shenandoah Telecommunications Co.	1,464	74,415
Sirenza Microdevices Inc.(a)	7,403	87,874
Sonus Networks Inc.(a)	47,533	404,981
Sprint Nextel Corp.	527,353	10,921,481

SureWest Communications	2,722	74,147
Switch & Data Facilities Co. Inc.(a)	2,402	46,094
Sycamore Networks Inc.(a)	34,692	139,462
Symmetricom Inc.(a)	8,737	73,391
Syniverse Holdings Inc.(a)	5,139	66,088
Tekelec(a)	11,468	165,369
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone and Data Systems Inc.	19,147	1,198,028
Tellabs Inc.(a)	81,459	876,499
3Com Corp.(a)	73,256	302,547
Time Warner Telecom Inc. Class A(a)	27,241	547,544
United States Cellular Corp.(a)	3,190	289,014
USA Mobility Inc.(a)(b)	4,345	116,272
UTStarcom Inc.(a)(b)	19,996	112,178
Veraz Networks Inc.(a)	1,706	11,123
Verizon Communications Inc.	544,410	22,413,360
Viasat Inc.(a)	4,562	146,440
Virgin Media Inc.	54,771	1,334,769
Vonage Holdings Corp.(a)(b)	12,171	37,852
Windstream Corp.	89,169	1,316,134

		190,842,606
TEXTILES—0.07%
Cintas Corp.	25,277	996,672
G&K Services Inc. Class A	4,050	160,016
Mohawk Industries Inc.(a)	10,263	1,034,408
UniFirst Corp.	2,694	118,671

		2,309,767
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	29,683	932,343
JAKKS Pacific Inc.(a)	5,299	149,114
LeapFrog Enterprises Inc.(a)	6,482	66,441
Marvel Entertainment Inc.(a)(b)	10,202	259,947
Mattel Inc.	73,644	1,862,457
RC2 Corp.(a)	3,989	159,600
Topps Co. Inc. (The)	6,355	66,791

		3,496,693
TRANSPORTATION—1.57%
ABX Air Inc.(a)	11,046	89,031
Alexander & Baldwin Inc.	8,077	428,969
American Commercial Lines Inc.(a)	11,759	306,322
Arkansas Best Corp.	4,244	165,389
Arlington Tankers Ltd.	2,499	71,671
Atlas Air Worldwide Holdings Inc.(a)	2,513	148,116
Bristow Group Inc.(a)	3,810	188,786
Burlington Northern Santa Fe Corp.	66,760	5,683,946
C.H. Robinson Worldwide Inc.	31,667	1,663,151
Celadon Group Inc.(a)	4,426	70,373
Con-way Inc.	8,592	431,662
CSX Corp.	81,938	3,693,765
Double Hull Tankers Inc.	4,001	62,376
Dynamex Inc.(a)	1,995	50,932
Eagle Bulk Shipping Inc.	7,852	175,963
EGL Inc.(a)	6,237	289,896
Expeditors International Washington Inc.	39,884	1,647,209
FedEx Corp.	57,705	6,403,524
Florida East Coast Industries Inc.	6,957	577,292
Forward Air Corp.	5,678	193,563
Frontline Ltd.	9,126	418,427
Genco Shipping & Trading Ltd.	3,342	137,891
General Maritime Corp.	5,389	144,317

Genesee & Wyoming Inc. Class A(a)	6,687	199,540
Golar LNG Ltd.	6,566	109,390
GulfMark Offshore Inc.(a)	4,305	220,502
Heartland Express Inc.	10,912	177,866
Horizon Lines Inc. Class A	6,331	207,404
Hub Group Inc. Class A(a)	7,299	256,633
Hunt (J.B.) Transport Services Inc.	18,338	537,670
Kansas City Southern Industries Inc.(a)	14,458	542,753
Kirby Corp.(a)	10,033	385,167
Knight Transportation Inc.(b)	10,768	208,684
Knightsbridge Tankers Ltd.	3,220	98,242
Laidlaw International Inc.	14,941	516,212
Landstar System Inc.	10,460	504,695
Marten Transport Ltd.(a)	2,877	51,815
Nordic American Tanker Shipping Ltd.	5,066	206,895
Norfolk Southern Corp.	73,705	3,874,672
Old Dominion Freight Line Inc.(a)	5,586	168,418
Overseas Shipholding Group Inc.	6,253	508,994
Pacer International Inc.	6,932	163,041
Patriot Transportation Holding Inc.(a)	305	26,444
PHI Inc.(a)	2,561	76,292
Ryder System Inc.	11,510	619,238
Saia Inc.(a)	2,683	73,139
Ship Finance International Ltd.	5,930	176,002
TBS International Ltd.(a)	915	25,986
Teekay Corp.	7,596	439,884
Ultrapetrol (Bahamas) Ltd.(a)	2,864	67,877
Union Pacific Corp.	50,514	5,816,687
United Parcel Service Inc. Class B	125,887	9,189,751
Universal Truckload Services Inc.(a)	1,115	22,155
UTi Worldwide Inc.	18,625	498,964
Werner Enterprises Inc.	8,755	176,413
YRC Worldwide Inc.(a)	10,824	398,323

		49,588,319
TRUCKING & LEASING—0.03%
Aircastle Ltd.	4,661	185,554
AMERCO(a)	1,999	150,925
GATX Corp.	9,617	473,637
Greenbrier Companies Inc. (The)(b)	3,010	90,962
Interpool Inc.	2,082	56,006
TAL International Group Inc.	3,093	91,893

		1,048,977
WATER—0.04%
American States Water Co.	3,213	114,286
Aqua America Inc.(b)	24,961	561,373
California Water Service Group	3,684	138,113
Consolidated Water Co. Inc. Ltd.	2,703	79,225
PICO Holdings Inc.(a)	2,869	124,113
SJW Corp.	2,854	95,038
Southwest Water Co.(b)	4,531	57,861

		1,170,009

TOTAL COMMON STOCKS
(Cost: $2,826,522,136)		3,162,552,686

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.93%

MONEY MARKET FUNDS—0.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	1,569,980	1,569,980
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	27,853,452	27,853,452

		29,423,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,423,432)		29,423,432

TOTAL INVESTMENTS IN SECURITIES—100.77%
(Cost: $2,855,945,568)		3,191,976,118
Other Assets, Less Liabilities—(0.77)%		(24,362,968)

NET ASSETS—100.00%		$3,167,613,150

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.38%
Catalina Marketing Corp.	1,073	$33,799
Clear Channel Outdoor Holdings Inc. Class A(a)	1,392	39,449
Gaiam Inc.(a)	458	8,349
Getty Images Inc.(a)	849	40,591
Greenfield Online Inc.(a)	760	12,092
Harte-Hanks Inc.	1,223	31,407
Interpublic Group of Companies Inc. (The)(a)	10,127	115,448
inVentiv Health Inc.(a)	1,090	39,905
Lamar Advertising Co.	2,895	181,690
Marchex Inc. Class B	764	12,468
Omnicom Group Inc.	11,483	607,680
ValueVision Media Inc. Class A(a)	904	10,233

		1,133,111
AEROSPACE & DEFENSE—2.54%
AAR Corp.(a)	1,218	40,206
AeroVironment Inc.(a)	244	5,029
Alliant Techsystems Inc.(a)	998	98,952
Argon ST Inc.(a)	176	4,085
Armor Holdings Inc.(a)	1,064	92,430
BE Aerospace Inc.(a)	3,227	133,275
Boeing Co. (The)	27,479	2,642,381
Curtiss-Wright Corp.	732	34,119
DRS Technologies Inc.	78	4,467
EDO Corp.	44	1,446
Esterline Technologies Corp.(a)	178	8,599
GenCorp Inc.(a)	1,964	25,669
General Dynamics Corp.	1,970	154,093
Goodrich Corp.	4,382	260,992
HEICO Corp.	895	37,662
Innovative Solutions and Support Inc.(a)	441	10,240
Kaman Corp.	287	8,952
L-3 Communications Holdings Inc.	1,472	143,358
Lockheed Martin Corp.	12,270	1,154,975
Moog Inc. Class A(a)	332	14,645
MTC Technologies Inc.(a)	86	2,112
Northrop Grumman Corp.	761	59,259
Orbital Sciences Corp.(a)	1,757	36,915
Raytheon Co.	8,017	432,036
Rockwell Collins Inc.	5,858	413,809
Spirit AeroSystems Holdings Inc. Class A(a)	2,020	72,821
Teledyne Technologies Inc.(a)	1,035	47,558
TransDigm Group Inc.(a)	328	13,271
Triumph Group Inc.	126	8,249
United Industrial Corp.	298	17,874
United Technologies Corp.	21,162	1,501,021

		7,480,500

AGRICULTURE—1.58%
Alico Inc.	126	7,685
Alliance One International Inc.(a)	3,349	33,657
Altria Group Inc.	41,913	2,939,778
Cadiz Inc.(a)	416	9,348
Loews Corp. - Carolina Group	2,251	173,935
Maui Land & Pineapple Co. Inc.(a)	57	2,094
Monsanto Co.	18,977	1,281,707
Tejon Ranch Co.(a)	387	17,105
UST Inc.	3,095	166,232
Vector Group Ltd.(b)	657	14,802

		4,646,343
AIRLINES—0.32%
AirTran Holdings Inc.(a)	3,203	34,977
Allegiant Travel Co.(a)	185	5,687
AMR Corp.(a)	8,422	221,920
Continental Airlines Inc. Class B(a)	3,400	115,158
Copa Holdings SA Class A	609	40,949
Delta Air Lines Inc.(a)	8,401	165,500
ExpressJet Holdings Inc.(a)	157	939
JetBlue Airways Corp.(a)(b)	863	10,140
Midwest Air Group Inc.(a)	861	12,932
Northwest Airlines Corp.(a)	6,109	135,620
Pinnacle Airlines Corp.(a)	689	12,919
Southwest Airlines Co.	5,740	85,583
UAL Corp.(a)	2,399	97,375

		939,699
APPAREL—0.81%
Carter’s Inc.(a)	2,045	53,047
Cherokee Inc.	191	6,979
Coach Inc.(a)	12,884	610,573
Columbia Sportswear Co.	109	7,486
Crocs Inc.(a)	2,798	120,398
Deckers Outdoor Corp.(a)	448	45,203
G-III Apparel Group Ltd.(a)	427	6,742
Guess? Inc.	1,903	91,420
Gymboree Corp.(a)	1,145	45,124
Hanesbrands Inc.(a)	3,375	91,226
Heelys Inc.(a)(b)	225	5,818
Iconix Brand Group Inc.(a)	1,775	39,440
K-Swiss Inc. Class A	294	8,329
Liz Claiborne Inc.	249	9,288
Maidenform Brands Inc.(a)	492	9,771
NexCen Brands Inc.(a)	1,472	16,398
Nike Inc. Class B	12,383	721,805
Phillips-Van Heusen Corp.	1,960	118,717
Polo Ralph Lauren Corp.	2,143	210,250
Quiksilver Inc.(a)	1,341	18,948
Skechers U.S.A. Inc. Class A(a)	714	20,849
Steven Madden Ltd.	356	11,663
Stride Rite Corp.	121	2,451
Timberland Co. Class A(a)	600	15,114
True Religion Apparel Inc.(a)	488	9,921
Volcom Inc.(a)	513	25,717
Warnaco Group Inc. (The)(a)	833	32,770
Wolverine World Wide Inc.	1,028	28,486

		2,383,933
AUTO MANUFACTURERS—0.33%
A.S.V. Inc.(a)(b)	424	7,327
Force Protection Inc.(a)(b)	2,383	49,185

Oshkosh Truck Corp.	2,592	163,089
PACCAR Inc.	8,637	751,764

		971,365
AUTO PARTS & EQUIPMENT—0.40%
Amerigon Inc. Class A(a)	757	13,618
Autoliv Inc.	1,650	93,835
BorgWarner Inc.	425	36,567
Goodyear Tire & Rubber Co. (The)(a)	7,341	255,173
Hayes Lemmerz International Inc.(a)	3,327	17,799
Johnson Controls Inc.	5,432	628,863
Keystone Automotive Industries Inc.(a)	573	23,705
Lear Corp.(a)	894	31,835
Miller Industries Inc.(a)	92	2,309
Noble International Ltd.	411	8,401
Spartan Motors Inc.	1,128	19,199
Tenneco Inc.(a)	368	12,895
Titan International Inc.	843	26,647
Visteon Corp.(a)	2,333	18,897

		1,189,743
BANKS—0.75%
Bank of Hawaii Corp.	585	30,209
Bank of the Ozarks Inc.(b)	339	9,448
Cascade Bancorp	81	1,874
Cass Information Systems Inc.	221	8,013
City Bank	52	1,639
CoBiz Inc.	331	5,998
Commerce Bancorp Inc.	1,923	71,132
Enterprise Financial Services Corp.	259	6,439
First Busey Corp. Class A	47	940
First Financial Bankshares Inc.	42	1,630
First Republic Bank	269	14,435
First South Bancorp Inc.	298	8,016
Frontier Financial Corp.	89	2,005
Investors Financial Services Corp.	2,351	144,986
K-Fed Bancorp	159	2,495
Mellon Financial Corp.	13,627	599,588
Northern Trust Corp.	6,513	418,395
Pinnacle Financial Partners Inc.(a)	299	8,779
Preferred Bank	47	1,880
PrivateBancorp Inc.	417	12,010
Sierra Bancorp(b)	265	7,473
Signature Bank(a)	986	33,623
Southside Bancshares Inc.	38	825
State Street Corp.	9,040	618,336
Suffolk Bancorp	291	9,289
Superior Bancorp(a)	626	6,404
SVB Financial Group(a)(b)	226	12,003
Synovus Financial Corp.	3,659	112,331
Texas Capital Bancshares Inc.(a)	99	2,213
TrustCo Bank Corp. NY(b)	2,629	25,975
United Security Bancshares(b)	286	5,829
Virginia Commerce Bancorp Inc.(a)	516	8,726
Westamerica Bancorporation	277	12,254
Western Alliance Bancorporation(a)	330	9,850
Wilshire Bancorp Inc.	85	1,035

		2,216,077
BEVERAGES—2.61%
Anheuser-Busch Companies Inc.	16,657	868,829
Boston Beer Co. Inc. Class A(a)	271	10,664
Brown-Forman Corp. Class B	1,918	140,167

Coca-Cola Bottling Co. Consolidated	208	10,462
Coca-Cola Co. (The)	53,204	2,783,101
Green Mountain Coffee Roasters Inc.(a)	201	15,827
Hansen Natural Corp.(a)	2,386	102,550
Jones Soda Co.(a)(b)	905	12,688
National Beverage Corp.(a)	358	4,121
Peet’s Coffee & Tea Inc.(a)	478	11,773
Pepsi Bottling Group Inc.	1,238	41,696
PepsiCo Inc.	56,854	3,686,982

		7,688,860
BIOTECHNOLOGY—1.95%
Acorda Therapeutics Inc.(a)	743	12,676
Advanced Magnetics Inc.(a)	499	29,022
Affymax Inc.(a)	149	4,017
Affymetrix Inc.(a)	2,402	59,786
Alexion Pharmaceuticals Inc.(a)	1,275	57,451
American Oriental Bioengineering Inc.(a)	1,628	14,489
Amgen Inc.(a)	28,927	1,599,374
ARIAD Pharmaceuticals Inc.(a)	1,390	7,631
ArQule Inc.(a)	1,143	8,058
Biogen Idec Inc.(a)	2,288	122,408
BioMimetic Therapeutics Inc.(a)	375	5,861
Celgene Corp.(a)	13,211	757,387
Cell Genesys Inc.(a)(b)	2,554	8,556
Charles River Laboratories International Inc.(a)	803	41,451
CryoLife Inc.(a)	788	10,252
Cytokinetics Inc.(a)	831	4,695
Digene Corp.(a)	749	44,977
Encysive Pharmaceuticals Inc.(a)	2,109	3,754
Enzo Biochem Inc.(a)	1,087	16,251
Enzon Pharmaceuticals Inc.(a)	1,325	10,401
Exelixis Inc.(a)	3,388	40,995
Genentech Inc.(a)	16,226	1,227,659
Genomic Health Inc.(a)	478	8,986
GenVec Inc.(a)	2,319	5,450
Genzyme Corp.(a)	9,165	590,226
Geron Corp.(a)	2,551	17,959
GTx Inc.(a)	590	9,552
Halozyme Therapeutics Inc.(a)	2,254	20,804
Human Genome Sciences Inc.(a)	4,700	41,924
Illumina Inc.(a)	1,877	76,187
Immunomedics Inc.(a)	1,746	7,246
Incyte Corp.(a)	1,755	10,530
Integra LifeSciences Holdings Corp.(a)	630	31,135
InterMune Inc.(a)(b)	813	21,089
Invitrogen Corp.(a)	615	45,356
Keryx Biopharmaceuticals Inc.(a)	1,525	14,899
Kosan Biosciences Inc.(a)	1,489	7,773
LifeCell Corp.(a)	1,187	36,251
Medivation Inc.(a)	747	15,261
Millennium Pharmaceuticals Inc.(a)	6,205	65,587
Millipore Corp.(a)	1,890	141,920
Molecular Insight Pharmaceuticals Inc.(a)	160	1,510
Momenta Pharmaceuticals Inc.(a)	363	3,659
Myriad Genetics Inc.(a)	1,507	56,045
Nektar Therapeutics(a)	3,209	30,453
Novacea Inc.(a)(b)	231	2,183
Omrix Biopharmaceuticals Inc.(a)	480	15,101
Orexigen Therapeutics Inc.(a)	219	3,289
PDL BioPharma Inc.(a)	4,082	95,111
Protalix BioTherapeutics Inc.(a)	1,126	30,391
Regeneration Technologies Inc.(a)	1,042	11,722

Regeneron Pharmaceuticals Inc.(a)	2,228	39,926
Savient Pharmaceuticals Inc.(a)	1,859	23,089
Seattle Genetics Inc.(a)	1,461	14,332
SuperGen Inc.(a)	1,869	10,392
Telik Inc.(a)(b)	1,708	5,773
Tercica Inc.(a)	1,154	5,885
Vertex Pharmaceuticals Inc.(a)	4,585	130,948
XOMA Ltd.(a)	3,960	12,038

		5,747,133
BUILDING MATERIALS—0.37%
AAON Inc.	323	10,288
American Standard Companies Inc.	6,319	372,695
Apogee Enterprises Inc.	1,008	28,043
Builders FirstSource Inc.(a)	39	626
Comfort Systems USA Inc.	156	2,212
Drew Industries Inc.(a)	635	21,044
Eagle Materials Inc.	1,677	82,257
Florida Rock Industries Inc.	1,674	112,995
Genlyte Group Inc. (The)(a)	996	78,226
Goodman Global Inc.(a)	1,075	23,886
Interline Brands Inc.(a)	389	10,145
Lennox International Inc.	278	9,516
Martin Marietta Materials Inc.	1,492	241,734
Masco Corp.	767	21,836
NCI Building Systems Inc.(a)	102	5,032
PGT Inc.(a)	106	1,159
Simpson Manufacturing Co. Inc.(b)	609	20,548
Texas Industries Inc.	391	30,658
Trex Co. Inc.(a)(b)	51	1,001
U.S. Concrete Inc.(a)	455	3,954

		1,077,855
CHEMICALS—1.07%
Air Products and Chemicals Inc.	3,571	287,001
Airgas Inc.	2,577	123,438
Albemarle Corp.	2,794	107,653
American Vanguard Corp.(b)	637	9,122
Balchem Corp.	624	11,338
Cabot Corp.	1,623	77,385
Celanese Corp. Class A	3,030	117,503
CF Industries Holdings Inc.	192	11,499
Chemtura Corp.	532	5,911
Du Pont (E.I.) de Nemours and Co.	5,141	261,368
Ecolab Inc.	6,118	261,239
Grace (W.R.) & Co.(a)	935	22,898
Hercules Inc.(a)	1,930	37,924
Innophos Holdings Inc.	356	5,091
International Flavors & Fragrances Inc.	2,328	121,382
Kronos Worldwide Inc.	84	2,121
Landec Corp.(a)	760	10,184
Lubrizol Corp.	635	40,989
Mosaic Co. (The)(a)	2,323	90,643
NewMarket Corp.	111	5,369
Praxair Inc.	11,086	798,081
Rohm & Haas Co.	2,886	157,806
RPM International Inc.	3,639	84,097
ShengdaTech Inc.(a)	1,002	5,331
Sherwin-Williams Co. (The)	3,887	258,369
Sigma-Aldrich Corp.	1,388	59,226
Symyx Technologies Inc.(a)	633	7,286
Terra Industries Inc.(a)	3,250	82,615
UAP Holding Corp.	1,042	31,406

Valhi Inc.	236	3,847
Valspar Corp. (The)	423	12,017
Zoltek Companies Inc.(a)(b)	762	31,646

		3,141,785
COAL—0.38%
Alpha Natural Resources Inc.(a)	2,294	47,692
Arch Coal Inc.	4,992	173,722
CONSOL Energy Inc.	6,374	293,905
Foundation Coal Holdings Inc.	1,583	64,333
International Coal Group Inc.(a)	2,397	14,334
Massey Energy Co.	2,839	75,659
Peabody Energy Corp.	9,275	448,724

		1,118,369
COMMERCIAL SERVICES—2.69%
Aaron Rents Inc.	984	28,733
ABM Industries Inc.	114	2,942
Accenture Ltd.	20,662	886,193
Administaff Inc.	819	27,428
Advance America Cash Advance Centers Inc.	2,152	38,176
Advisory Board Co. (The)(a)	632	35,114
Albany Molecular Research Inc.(a)	365	5,420
Alliance Data Systems Corp.(a)	2,755	212,906
AMN Healthcare Services Inc.(a)	1,214	26,708
Apollo Group Inc. Class A(a)	5,062	295,773
Arbitron Inc.	1,048	54,003
Arrowhead Research Corp.(a)	1,185	5,961
Avis Budget Group Inc.(a)	1,270	36,106
Bankrate Inc.(a)(b)	394	18,880
Barrett Business Services Inc.	175	4,520
Block (H & R) Inc.	11,304	264,174
Bright Horizons Family Solutions Inc.(a)	916	35,642
Capella Education Co.(a)	376	17,307
Career Education Corp.(a)	3,326	112,319
CBIZ Inc.(a)	465	3,418
CDI Corp.	96	3,091
Cenveo Inc.(a)	1,879	43,574
Chemed Corp.	823	54,557
ChoicePoint Inc.(a)	2,662	113,002
Clayton Holdings Inc.(a)	71	809
Coinmach Service Corp. Class A	1,019	13,481
Coinstar Inc.(a)	274	8,626
Consolidated Graphics Inc.(a)	312	21,615
Corinthian Colleges Inc.(a)	3,033	49,408
Corporate Executive Board Co. (The)	1,309	84,967
Corrections Corp. of America(a)	2,150	135,687
CorVel Corp.(a)	267	6,979
CoStar Group Inc.(a)	672	35,535
CPI Corp.	182	12,649
CRA International Inc.(a)	362	17,448
Cross Country Healthcare Inc.(a)	90	1,501
DeVry Inc.	2,099	71,408
Diamond Management & Technology Consultants Inc.	989	13,055
Dollar Financial Corp.(a)	562	16,017
DynCorp International Inc.(a)	116	2,551
Emergency Medical Services LP(a)	325	12,717
Equifax Inc.	5,092	226,187
Euronet Worldwide Inc.(a)	1,605	46,802
ExlService Holdings Inc.(a)	634	11,881
Exponent Inc.(a)	383	8,568
First Advantage Corp. Class A(a)	166	3,820

Forrester Research Inc.(a)	500	14,065
FTI Consulting Inc.(a)	1,496	56,893
Gartner Inc.(a)	2,415	59,385
Geo Group Inc. (The)(a)	1,765	51,361
Gevity HR Inc.	333	6,437
Global Cash Access Inc.(a)	1,463	23,437
Great Lakes Dredge & Dock Corp.(a)	245	2,327
H&E Equipment Services Inc.(a)	623	17,282
Healthcare Services Group Inc.(b)	971	28,644
HealthSpring Inc.(a)	1,045	19,918
Heartland Payment Systems Inc.(b)	571	16,747
Heidrick & Struggles International Inc.(a)	593	30,385
Hertz Global Holdings Inc.(a)	7,318	194,439
Hewitt Associates Inc. Class A(a)	2,079	66,528
HMS Holdings Corp.(a)	735	14,068
Home Solutions of America Inc.(a)(b)	315	1,884
Hudson Highland Group Inc.(a)	883	18,887
Huron Consulting Group Inc.(a)	653	47,676
ICT Group Inc.(a)	170	3,181
Integrated Electrical Services Inc.(a)	229	7,550
Interactive Data Corp.	446	11,944
Iron Mountain Inc.(a)	6,197	161,928
ITT Educational Services Inc.(a)	1,426	167,384
Jackson Hewitt Tax Service Inc.	934	26,255
Kelly Services Inc. Class A	176	4,833
Kendle International Inc.(a)	444	16,326
Kenexa Corp.(a)	885	33,373
Kforce Inc.(a)	892	14,254
Korn/Ferry International(a)	1,221	32,063
Labor Ready Inc.(a)	1,625	37,554
Landauer Inc.	171	8,422
Laureate Education Inc.(a)	1,428	88,050
LECG Corp.(a)	392	5,923
Lincoln Educational Services Corp.(a)	119	1,768
Live Nation Inc.(a)	172	3,849
Manpower Inc.	2,959	272,938
MAXIMUS Inc.	65	2,820
McGrath RentCorp	882	29,715
McKesson Corp.	9,507	566,997
Michael Baker Corp.(a)	253	9,399
Midas Inc.(a)	517	11,720
Monro Muffler Brake Inc.	383	14,343
Monster Worldwide Inc.(a)	4,402	180,922
Moody’s Corp.	7,855	488,581
Morningstar Inc.(a)	431	20,268
MPS Group Inc.(a)	352	4,706
Multi-Color Corp.	170	6,683
Navigant Consulting Inc.(a)	1,418	26,318
Net 1 UEPS Technologies Inc.(a)	1,464	35,356
Odyssey Marine Exploration Inc.(a)	1,439	8,648
On Assignment Inc.(a)	262	2,809
PAREXEL International Corp.(a)	974	40,966
PeopleSupport Inc.(a)	424	4,812
Pharmaceutical Product Development Inc.	3,623	138,652
PharmaNet Development Group Inc.(a)	316	10,074
PRA International(a)	461	11,663
Premier Exhibitions Inc.(a)	1,023	16,122
Pre-Paid Legal Services Inc.(a)(b)	315	20,258
Protection One Inc.(a)	189	2,827
Providence Service Corp. (The)(a)	307	8,203
QC Holdings Inc.	215	3,225
Quanta Services Inc.(a)	4,025	123,447
Resources Connection Inc.(a)	1,716	56,937

Robert Half International Inc.	5,145	187,792
Rollins Inc.	991	22,565
RSC Holdings Inc.(a)	400	8,000
Senomyx Inc.(a)	1,062	14,337
ServiceMaster Co. (The)	8,229	127,220
Sotheby’s Holdings Inc. Class A	2,313	106,444
Source Interlink Companies Inc.(a)	234	1,165
Spherion Corp.(a)	987	9,268
Standard Parking Corp.(a)	99	3,478
Steiner Leisure Ltd.(a)	449	22,055
Strayer Education Inc.	509	67,040
Team Inc.(a)	277	12,457
TeleTech Holdings Inc.(a)	1,463	47,518
Universal Technical Institute Inc.(a)	824	20,921
Valassis Communications Inc.(a)	823	14,147
Vertrue Inc.(a)	263	12,829
VistaPrint Ltd.(a)	1,510	57,757
Watson Wyatt Worldwide Inc.	362	18,274
Weight Watchers International Inc.	1,240	63,042
Western Union Co.	25,261	526,187
Wright Express Corp.(a)	1,282	43,934

		7,928,517
COMPUTERS—6.49%
Affiliated Computer Services Inc. Class A(a)	1,354	76,799
Ansoft Corp.(a)	595	17,547
Apple Inc.(a)	30,189	3,684,266
Brocade Communications Systems Inc.(a)	14,027	109,691
CACI International Inc. Class A(a)	90	4,396
Cadence Design Systems Inc.(a)	2,689	59,050
Ceridian Corp.(a)	4,533	158,655
Cognizant Technology Solutions Corp.(a)	5,032	377,853
COMSYS IT Partners Inc.(a)	614	14,005
Comtech Group Inc.(a)	688	11,359
Covansys Corp.(a)	532	18,051
Cray Inc.(a)	602	4,593
Dell Inc.(a)	79,268	2,263,101
Diebold Inc.	2,303	120,217
DST Systems Inc.(a)	1,891	149,786
Echelon Corp.(a)(b)	1,048	16,380
Electronic Data Systems Corp.	10,332	286,506
EMC Corp.(a)	73,172	1,324,413
FactSet Research Systems Inc.	1,503	102,730
Henry (Jack) & Associates Inc.	2,756	70,967
Hewlett-Packard Co.	93,419	4,168,356
iGATE Corp.(a)	765	6,135
IHS Inc. Class A(a)	1,101	50,646
Integral Systems Inc.	278	6,758
International Business Machines Corp.	41,255	4,342,089
Intervoice Inc.(a)	1,360	11,329
Isilon Systems Inc.(a)(b)	298	4,595
Lexmark International Inc. Class A(a)	1,801	88,807
LivePerson Inc.(a)	1,285	6,875
Magma Design Automation Inc.(a)	1,349	18,940
Manhattan Associates Inc.(a)	774	21,602
Mentor Graphics Corp.(a)	1,819	23,956
MICROS Systems Inc.(a)	1,418	77,139
MTS Systems Corp.	381	17,019
NCR Corp.(a)	787	41,349
Ness Technologies Inc.(a)	434	5,646
Network Appliance Inc.(a)	12,989	379,279
On2 Technologies Inc.(a)	3,951	11,853
Rackable Systems Inc.(a)	98	1,211

Radiant Systems Inc.(a)	919	12,168
RadiSys Corp.(a)	149	1,848
Rimage Corp.(a)	291	9,193
Riverbed Technology Inc.(a)	685	30,017
SanDisk Corp.(a)	4,745	232,220
Seagate Technology	7,213	157,027
Sigma Designs Inc.(a)	802	20,924
Silicon Graphics Inc.(a)	14	372
Smart Modular Technologies (WWH) Inc.(a)	1,755	24,149
SRA International Inc. Class A(a)	828	20,915
STEC Inc.(a)	369	2,373
Stratasys Inc.(a)	361	16,960
Sun Microsystems Inc.(a)	31,870	167,636
Super Micro Computer Inc.(a)	323	3,233
Sykes Enterprises Inc.(a)	1,151	21,857
Synaptics Inc.(a)	898	32,139
Synopsys Inc.(a)	5,067	133,921
Syntel Inc.	441	13,402
3D Systems Corp.(a)(b)	533	13,256
Tyler Technologies Inc.(a)	1,363	16,915
Western Digital Corp.(a)	2,315	44,795

		19,129,269
COSMETICS & PERSONAL CARE—1.53%
Alberto-Culver Co.	493	11,694
Avon Products Inc.	14,027	515,492
Bare Escentuals Inc.(a)	1,361	46,478
Chattem Inc.(a)	531	33,655
Colgate-Palmolive Co.	16,431	1,065,550
Estee Lauder Companies Inc. (The) Class A	3,825	174,076
Inter Parfums Inc.	258	6,868
Procter & Gamble Co.	43,518	2,662,866

		4,516,679
DISTRIBUTION & WHOLESALE—0.34%
Beacon Roofing Supply Inc.(a)	1,409	23,939
Beijing Med-Pharm Corp.(a)	933	9,955
Brightpoint Inc.(a)	1,595	21,995
CDW Corp.(a)	2,046	173,849
Central European Distribution Corp.(a)	1,055	36,524
Fastenal Co.	4,427	185,314
Grainger (W.W.) Inc.	2,079	193,451
Houston Wire & Cable Co.(a)	589	16,733
LKQ Corp.(a)	1,590	39,209
MWI Veterinary Supply Inc.(a)	298	11,887
NuCO2 Inc.(a)	416	10,679
Owens & Minor Inc.	252	8,805
Pool Corp.(b)	1,726	67,366
ScanSource Inc.(a)	808	25,848
United Stationers Inc.(a)	619	41,250
Watsco Inc.	744	40,474
WESCO International Inc.(a)	1,596	96,478

		1,003,756
DIVERSIFIED FINANCIAL SERVICES—4.33%
Advanta Corp. Class B	627	19,525
Affiliated Managers Group Inc.(a)	1,043	134,297
American Express Co.	36,137	2,210,862
AmeriCredit Corp.(a)	281	7,461
Asta Funding Inc.(b)	263	10,107
BlackRock Inc.	1,274	199,496
Calamos Asset Management Inc. Class A	52	1,329
CBOT Holdings Inc. Class A(a)	1,850	382,210

Centerline Holding Co.	988	17,784
Chicago Mercantile Exchange Holdings Inc.	1,211	647,110
Cohen & Steers Inc.	612	26,591
CompuCredit Corp.(a)(b)	427	14,954
Credit Acceptance Corp.(a)	179	4,803
E*TRADE Financial Corp.(a)	5,618	124,102
Eaton Vance Corp.	3,862	170,623
Edwards (A.G.) Inc.	2,306	194,972
Encore Capital Group Inc.(a)	90	1,123
Epoch Holding Corp.(a)	304	4,071
Evercore Partners Inc. Class A	19	566
FCStone Group Inc.(a)	206	11,806
Federal Home Loan Mortgage Corp.	8,995	545,996
Federated Investors Inc. Class B	3,050	116,906
First Marblehead Corp. (The)	2,142	82,767
Franklin Resources Inc.	5,764	763,557
GAMCO Investors Inc. Class A	50	2,802
GFI Group Inc.(a)	561	40,661
Goldman Sachs Group Inc. (The)	6,239	1,352,303
Greenhill & Co. Inc.(b)	667	45,830
Interactive Brokers Group Inc.(a)	623	16,902
IntercontinentalExchange Inc.(a)	2,463	364,155
International Securities Exchange Holdings Inc.	1,361	88,941
Investment Technology Group Inc.(a)	1,552	67,248
Janus Capital Group Inc.	5,030	140,035
KBW Inc.(a)	60	1,763
Knight Capital Group Inc. Class A(a)	1,498	24,867
Landenburg Thalmann Financial Services Inc.(a)	3,428	7,884
Lazard Ltd. Class A	1,805	81,279
Legg Mason Inc.	1,901	187,020
MarketAxess Holdings Inc.(a)	1,087	19,555
Merrill Lynch & Co. Inc.	7,538	630,026
Morgan Stanley	2,103	176,400
Nasdaq Stock Market Inc. (The)(a)	3,156	93,765
National Financial Partners Corp.	885	40,984
Nelnet Inc. Class A	47	1,149
NewStar Financial Inc.(a)	242	3,444
Nuveen Investments Inc. Class A	2,781	172,839
NYMEX Holdings Inc.	3,223	404,905
NYSE Euronext Inc.	9,169	675,022
optionsXpress Holdings Inc.	1,529	39,234
Penson Worldwide Inc.(a)	479	11,750
Portfolio Recovery Associates Inc.(b)	560	33,611
Rowe (T.) Price Group Inc.	9,298	482,473
Schwab (Charles) Corp. (The)	35,219	722,694
SLM Corp.	14,315	824,258
Stewart (W.P.) & Co. Ltd.	349	3,801
Stifel Financial Corp.(a)(b)	523	30,799
SWS Group Inc.	97	2,097
TD Ameritrade Holding Corp.(a)	8,693	173,860
TradeStation Group Inc.(a)	1,014	11,813
U.S. Global Investors Inc. Class A	414	9,385
Waddell & Reed Financial Inc. Class A	2,456	63,881
World Acceptance Corp.(a)	613	26,193

		12,768,646
ELECTRIC—1.42%
AES Corp. (The)(a)	23,140	506,303
Allegheny Energy Inc.(a)	5,801	300,144
CenterPoint Energy Inc.	11,229	195,385
Constellation Energy Group Inc.	4,898	426,959
DPL Inc.	2,131	60,393
Dynegy Inc. Class A(a)	1,904	17,974

EnerNOC Inc.(a)	106	4,042
Exelon Corp.	10,572	767,527
ITC Holdings Corp.	1,488	60,457
Mirant Corp.(a)	6,136	261,700
NRG Energy Inc.(a)	6,828	283,840
Ormat Technologies Inc.	480	18,086
Pike Electric Corp.(a)	477	10,675
PPL Corp.	10,079	471,596
Sierra Pacific Resources Corp.(a)	1,131	19,860
TXU Corp.	11,706	787,814

		4,192,755
ELECTRICAL COMPONENTS & EQUIPMENT—0.65%
Advanced Energy Industries Inc.(a)	1,254	28,416
American Superconductor Corp.(a)(b)	1,216	23,481
AMETEK Inc.	3,736	148,244
Belden Inc.	1,577	87,287
Coleman Cable Inc.(a)	294	7,603
Color Kinetics Inc.(a)	618	20,647
Emerson Electric Co.	23,029	1,077,757
Energizer Holdings Inc.(a)	1,419	141,332
Energy Conversion Devices Inc.(a)(b)	1,386	42,717
General Cable Corp.(a)	1,830	138,622
Greatbatch Inc.(a)	683	22,129
Hubbell Inc. Class B	699	37,900
Insteel Industries Inc.	298	5,364
Lamson & Sessions Co.(a)	66	1,754
Littelfuse Inc.(a)	240	8,105
Medis Technologies Ltd.(a)(b)	801	11,767
Molex Inc.	2,746	82,407
Powell Industries Inc.(a)	188	5,971
Universal Display Corp.(a)	549	8,625
Vicor Corp.	681	9,010

		1,909,138
ELECTRONICS—1.17%
Agilent Technologies Inc.(a)	13,999	538,122
American Science & Engineering Inc.(a)(b)	321	18,249
Amphenol Corp. Class A	6,263	223,276
Applera Corp. - Applied Biosystems Group	1,152	35,182
Arrow Electronics Inc.(a)	2,395	92,040
Avnet Inc.(a)	3,071	121,734
AVX Corp.	342	5,725
Badger Meter Inc.	421	11,897
Benchmark Electronics Inc.(a)	493	11,152
Cogent Inc.(a)	1,524	22,388
Coherent Inc.(a)	363	11,075
Cubic Corp.	348	10,503
Cymer Inc.(a)	971	39,034
Daktronics Inc.	1,113	23,907
Dionex Corp.(a)	666	47,279
Dolby Laboratories Inc. Class A(a)	1,381	48,901
Eagle Test Systems Inc.(a)	400	6,424
Excel Technology Inc.(a)	84	2,347
FARO Technologies Inc.(a)	514	16,376
FEI Co.(a)	1,241	40,283
FLIR Systems Inc.(a)	2,321	107,346
Garmin Ltd.	4,043	299,061
Gentex Corp.	4,996	98,371
II-VI Inc.(a)	830	22,551
Ionatron Inc.(a)	1,117	4,356
Itron Inc.(a)	1,051	81,915
Jabil Circuit Inc.	4,041	89,185

L-1 Identity Solutions Inc.(a)	1,107	22,638
Lo-Jack Corp.(a)	656	14,622
Measurement Specialties Inc.(a)	198	4,689
Mettler-Toledo International Inc.(a)	1,322	126,264
Multi-Fineline Electronix Inc.(a)(b)	133	2,282
National Instruments Corp.	2,012	65,531
OSI Systems Inc.(a)	248	6,783
OYO Geospace Corp.(a)	139	10,312
PerkinElmer Inc.	1,052	27,415
Plexus Corp.(a)	981	22,553
Rofin-Sinar Technologies Inc.(a)	488	33,672
Sanmina-SCI Corp.(a)	4,118	12,889
Solectron Corp.(a)	9,739	35,840
Sonic Solutions Inc.(a)	206	2,598
Taser International Inc.(a)(b)	2,173	30,335
Technitrol Inc.	531	15,224
Tektronix Inc.	550	18,557
Thermo Fisher Scientific Inc.(a)	7,341	379,677
Thomas & Betts Corp.(a)	2,036	118,088
Trimble Navigation Ltd.(a)	4,182	134,660
TTM Technologies Inc.(a)	176	2,288
Varian Inc.(a)	625	34,269
Vishay Intertechnology Inc.(a)	1,094	17,307
Waters Corp.(a)	3,532	209,660
Woodward Governor Co.	1,049	56,300
X-Rite Inc.	265	3,914

		3,437,046
ENERGY - ALTERNATE SOURCES—0.13%
Aventine Renewable Energy Holdings Inc.(a)	649	11,014
Clean Energy Fuels Corp.(a)	350	4,396
Comverge Inc.(a)	134	4,155
Covanta Holding Corp.(a)	4,205	103,653
Evergreen Energy Inc.(a)(b)	1,040	6,271
Evergreen Solar Inc.(a)(b)	3,306	30,746
First Solar Inc.(a)	1,173	104,737
FuelCell Energy Inc.(a)	2,319	18,366
MGP Ingredients Inc.	28	473
Nova Biosource Fuels Inc.(a)	1,097	2,797
Pacific Ethanol Inc.(a)	807	10,652
SunPower Corp. Class A(a)(b)	784	49,431
US BioEnergy Corp.(a)	256	2,908
VeraSun Energy Corp.(a)	1,008	14,596
Verenium Corp.(a)(b)	1,103	5,592

		369,787
ENGINEERING & CONSTRUCTION—0.52%
AECOM Technology Corp.(a)	1,091	27,068
Dycom Industries Inc.(a)	686	20,566
ENGlobal Corp.(a)	586	7,120
Fluor Corp.	3,087	343,799
Foster Wheeler Ltd.(a)	2,465	263,730
Granite Construction Inc.	725	46,530
InfraSource Services Inc.(a)	1,417	52,571
Jacobs Engineering Group Inc.(a)	4,174	240,047
Layne Christensen Co.(a)	486	19,902
McDermott International Inc.(a)	3,895	323,752
Perini Corp.(a)	718	44,179
Shaw Group Inc. (The)(a)	2,587	119,752
Stanley Inc.(a)	280	4,934
URS Corp.(a)	453	21,993
Washington Group International Inc.(a)	157	12,562

		1,548,505

ENTERTAINMENT—0.37%
Bally Technologies Inc.(a)	1,864	49,247
Cinemark Holdings Inc.(a)	451	8,068
Dover Downs Gaming & Entertainment Inc.	547	8,210
DreamWorks Animation SKG Inc. Class A(a)	1,830	52,777
International Game Technology Inc.	11,637	461,989
Isle of Capri Casinos Inc.(a)	57	1,366
Lakes Entertainment Inc.(a)	320	3,779
Macrovision Corp.(a)	1,856	55,791
National CineMedia Inc.(a)	1,470	41,175
Penn National Gaming Inc.(a)	2,570	154,431
Pinnacle Entertainment Inc.(a)	1,124	31,641
Regal Entertainment Group Class A	2,220	48,685
Scientific Games Corp. Class A(a)	2,271	79,371
Shuffle Master Inc.(a)(b)	1,233	20,468
Vail Resorts Inc.(a)	1,100	66,957
Warner Music Group Corp.	693	10,014

		1,093,969
ENVIRONMENTAL CONTROL—0.36%
Allied Waste Industries Inc.(a)	1,522	20,486
American Ecology Corp.	527	11,288
Clean Harbors Inc.(a)	580	28,664
Darling International Inc.(a)	2,831	25,875
Fuel Tech Inc.(a)	606	20,755
Metal Management Inc.	71	3,129
Mine Safety Appliances Co.	370	16,191
Nalco Holding Co.	5,053	138,705
Rentech Inc.(a)	5,697	14,755
Republic Services Inc.	5,204	159,451
Stericycle Inc.(a)	3,071	136,537
Tetra Tech Inc.(a)	1,214	26,162
Waste Connections Inc.(a)	1,719	51,983
Waste Holdings Inc.	177	6,043
Waste Management Inc.	10,161	396,787

		1,056,811
FOOD—1.15%
American Dairy Inc.(a)	227	4,236
Arden Group Inc. Class A	40	5,456
Benihana Inc.(a)	386	7,720
Cal-Maine Foods Inc.	30	491
Campbell Soup Co.	4,607	178,798
Dean Foods Co.	300	9,561
Flowers Foods Inc.	756	25,220
General Mills Inc.	970	56,667
Great Atlantic & Pacific Tea Co.(a)	139	4,662
Heinz (H.J.) Co.	6,266	297,447
Hershey Co. (The)	4,163	210,731
Ingles Markets Inc. Class A	372	12,815
J&J Snack Foods Corp.	331	12,492
Kellogg Co.	5,564	288,160
Kroger Co.	15,812	444,792
Lance Inc.	305	7,186
M&F Worldwide Corp.(a)	425	28,296
McCormick & Co. Inc. NVS	3,033	115,800
Nash Finch Co.	212	10,494
Pathmark Stores Inc.(a)	1,123	14,554
Ralcorp Holdings Inc.(a)	243	12,988
Sanderson Farms Inc.	361	16,252
Sara Lee Corp.	13,449	234,013
Seaboard Corp.	1	2,345

Spartan Stores Inc.	269	8,853
Sysco Corp.	21,481	708,658
Tootsie Roll Industries Inc.	292	8,091
United Natural Foods Inc.(a)	1,498	39,817
Whole Foods Market Inc.	4,949	189,547
Wild Oats Markets Inc.(a)	1,046	17,531
Winn-Dixie Stores Inc.(a)	65	1,904
Wrigley (William Jr.) Co.	7,382	408,298

		3,383,875
FOREST PRODUCTS & PAPER—0.05%
Deltic Timber Corp.	367	20,119
Domtar Corp.(a)	7,640	85,262
Neenah Paper Inc.	356	14,689
Plum Creek Timber Co. Inc.	483	20,122
Rayonier Inc.	165	7,448
Xerium Technologies Inc.	323	2,461

		150,101
GAS—0.00%
EnergySouth Inc.	69	3,519

		3,519
HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	1,602	78,947
Black & Decker Corp.	1,194	105,442
Franklin Electric Co. Inc.	676	31,894
Kennametal Inc.	788	64,640
Lincoln Electric Holdings Inc.	1,025	76,096
Raser Technologies Inc.(a)(b)	1,088	8,040
Stanley Works (The)	937	56,876

		421,935
HEALTH CARE - PRODUCTS—4.29%
Abaxis Inc.(a)	732	15,270
ABIOMED Inc.(a)	1,012	10,909
Accuray Inc.(a)	576	12,776
Advanced Medical Optics Inc.(a)	2,098	73,178
Align Technology Inc.(a)	2,072	50,060
American Medical Systems Holdings Inc.(a)	2,522	45,497
AngioDynamics Inc.(a)	331	5,961
Arrow International Inc.	883	33,801
ArthroCare Corp.(a)(b)	963	42,285
Aspect Medical Systems Inc.(a)	577	8,632
Bard (C.R.) Inc.	3,623	299,368
Bausch & Lomb Inc.	413	28,679
Baxter International Inc.	22,715	1,279,763
Beckman Coulter Inc.	1,761	113,901
Becton, Dickinson and Co.	8,508	633,846
Biomet Inc.	8,597	393,055
Bruker BioSciences Corp.(a)	2,274	20,489
Cepheid Inc.(a)	1,929	28,163
Conceptus Inc.(a)	1,029	19,932
Cooper Companies Inc.	626	33,378
Cutera Inc.(a)	474	11,812
Cyberonics Inc.(a)	777	13,069
Cynosure Inc. Class A(a)	266	9,690
Cytyc Corp.(a)	4,034	173,906
Dade Behring Holdings Inc.	2,876	152,773
DENTSPLY International Inc.	5,318	203,467
DJO Inc.(a)	825	34,048
Edwards Lifesciences Corp.(a)	2,017	99,519
ev3 Inc.(a)	617	10,415

FoxHollow Technologies Inc.(a)	692	14,698
Gen-Probe Inc.(a)	1,836	110,931
Haemonetics Corp.(a)	861	45,297
Hansen Medical Inc.(a)(b)	271	5,119
Henry Schein Inc.(a)	3,110	166,167
Hillenbrand Industries Inc.	369	23,985
Hologic Inc.(a)	1,886	104,315
ICU Medical Inc.(a)	304	13,054
IDEXX Laboratories Inc.(a)	1,084	102,579
Immucor Inc.(a)	2,411	67,436
Insulet Corp.(a)	222	3,152
Intuitive Surgical Inc.(a)	1,312	182,066
Inverness Medical Innovations Inc.(a)	453	23,112
Johnson & Johnson	37,905	2,335,706
Kensey Nash Corp.(a)	309	8,284
Kinetic Concepts Inc.(a)	1,526	79,306
Kyphon Inc.(a)	1,595	76,799
LCA-Vision Inc.	702	33,177
Luminex Corp.(a)	1,254	15,437
Medical Action Industries Inc.(a)	409	7,387
Medtronic Inc.	40,094	2,079,275
Mentor Corp.	1,391	56,586
Meridian Bioscience Inc.	1,390	30,107
Merit Medical Systems Inc.(a)	130	1,555
Metabolix Inc.(a)	506	12,665
Micrus Endovascular Corp.(a)	525	12,915
Minrad International Inc.(a)	1,649	9,779
Natus Medical Inc.(a)	755	12,020
Northstar Neuroscience Inc.(a)	684	7,955
NuVasive Inc.(a)	1,208	32,628
NxStage Medical Inc.(a)	707	9,142
Oakley Inc.	861	24,452
OraSure Technologies Inc.(a)	1,616	13,219
Orthofix International NV(a)	340	15,290
Palomar Medical Technologies Inc.(a)	642	22,284
Patterson Companies Inc.(a)	4,871	181,542
PolyMedica Corp.	797	32,557
PSS World Medical Inc.(a)	2,352	42,853
Quidel Corp.(a)	1,005	17,648
ResMed Inc.(a)	2,725	112,433
Respironics Inc.(a)	2,578	109,797
Sirona Dental Systems Inc.(a)	586	22,168
Sonic Innovations Inc.(a)	923	8,076
SonoSite Inc.(a)	581	18,261
Spectranetics Corp.(a)	1,090	12,557
St. Jude Medical Inc.(a)	11,721	486,304
Stereotaxis Inc.(a)	916	11,963
Steris Corp.	1,049	32,099
Stryker Corp.	10,547	665,410
SurModics Inc.(a)(b)	531	26,550
Symmetry Medical Inc.(a)	112	1,793
TECHNE Corp.(a)	1,381	79,007
Thoratec Corp.(a)	1,862	34,242
TomoTherapy Inc.(a)	361	7,913
Varian Medical Systems Inc.(a)	4,462	189,680
Ventana Medical Systems Inc.(a)	1,041	80,438
Visicu Inc.(a)	537	4,914
Vital Images Inc.(a)	566	15,373
Vital Sign Inc.	345	19,165
Volcano Corp.(a)	830	16,774
West Pharmaceutical Services Inc.	1,155	54,458
Wright Medical Group Inc.(a)	1,173	28,293
Zimmer Holdings Inc.(a)	8,229	698,560

Zoll Medical Corp.(a)	537	11,980

		12,638,329
HEALTH CARE - SERVICES—2.32%
Aetna Inc.	14,406	711,656
Air Methods Corp.(a)	365	13,385
Alliance Imaging Inc.(a)	533	5,005
Amedisys Inc.(a)	855	31,062
American Dental Partners Inc.(a)	412	10,700
Apria Healthcare Group Inc.(a)	628	18,068
Assisted Living Concepts Inc.(a)	607	6,465
Bio-Reference Laboratories Inc.(a)	388	10,612
Brookdale Senior Living Inc.	320	14,582
Capital Senior Living Corp.(a)	212	1,997
Centene Corp.(a)	1,063	22,769
Community Health Systems Inc.(a)	288	11,650
Covance Inc.(a)	2,225	152,546
Coventry Health Care Inc.(a)	5,117	294,995
DaVita Inc.(a)	3,686	198,602
Emeritus Corp.(a)	112	3,470
Genesis HealthCare Corp.(a)	48	3,284
Gentiva Health Services Inc.(a)	299	5,998
Health Net Inc.(a)	3,929	207,451
Healthways Inc.(a)	1,227	58,123
Humana Inc.(a)	5,882	358,273
Hythiam Inc.(a)(b)	1,066	9,221
Laboratory Corp. of America Holdings(a)	4,117	322,196
LHC Group Inc.(a)	508	13,310
Lincare Holdings Inc.(a)	2,935	116,960
Magellan Health Services Inc.(a)	218	10,130
Manor Care Inc.	2,561	167,208
Matria Healthcare Inc.(a)	599	18,138
MedCath Corp.(a)	109	3,466
National Healthcare Corp.	156	8,050
NightHawk Radiology Holdings Inc.(a)	738	13,321
Odyssey Healthcare Inc.(a)	85	1,008
Option Care Inc.(b)	455	7,007
Pediatrix Medical Group Inc.(a)	1,698	93,645
Psychiatric Solutions Inc.(a)	1,901	68,930
Quest Diagnostics Inc.	5,071	261,917
Radiation Therapy Services Inc.(a)	454	11,958
Sierra Health Services Inc.(a)	1,941	80,707
Skilled Healthcare Group Inc. Class A(a)	419	6,499
Sun Healthcare Group Inc.(a)	1,503	21,778
Sunrise Senior Living Inc.(a)	1,333	53,307
Symbion Inc.(a)	51	1,107
Tenet Healthcare Corp.(a)	12,816	83,432
Triad Hospitals Inc.(a)	159	8,548
UnitedHealth Group Inc.	46,764	2,391,511
Universal Health Services Inc. Class B	439	26,998
WellCare Health Plans Inc.(a)	1,448	131,058
WellPoint Inc.(a)	9,626	768,444

		6,840,547
HOLDING COMPANIES - DIVERSIFIED—0.02%
Information Services Group Inc.(a)	457	3,496
Walter Industries Inc.	1,822	52,765

		56,261
HOME BUILDERS—0.08%
AMREP Corp.(b)	22	1,046
Centex Corp.	214	8,581
Champion Enterprises Inc.(a)	2,268	22,294

Fleetwood Enterprises Inc.(a)	2,242	20,290
NVR Inc.(a)	68	46,223
Pulte Homes Inc.	2,638	59,223
Thor Industries Inc.	1,104	49,835
Williams Scotsman International Inc.(a)	119	2,833
Winnebago Industries Inc.	1,023	30,199

		240,524
HOME FURNISHINGS—0.22%
DTS Inc.(a)	637	13,867
Ethan Allen Interiors Inc.	83	2,843
Harman International Industries Inc.	2,281	266,421
Kimball International Inc. Class B	473	6,627
Sealy Corp.	1,085	17,924
Tempur-Pedic International Inc.	2,905	75,239
TiVo Inc.(a)	3,412	19,755
Universal Electronics Inc.(a)	505	18,342
Whirlpool Corp.	1,978	219,954

		640,972
HOUSEHOLD PRODUCTS & WARES—0.44%
ACCO Brands Corp.(a)	495	11,410
Avery Dennison Corp.	3,185	211,739
Blyth Inc.	118	3,136
Church & Dwight Co. Inc.	2,169	105,110
Clorox Co. (The)	4,888	303,545
Fossil Inc.(a)	1,528	45,061
Jarden Corp.(a)	1,234	53,074
Kimberly-Clark Corp.	7,105	475,253
Playtex Products Inc.(a)	1,641	24,303
Scotts Miracle-Gro Co. (The) Class A	285	12,238
Standard Register Co. (The)	139	1,585
Tupperware Brands Corp.	1,065	30,608
WD-40 Co.	243	7,987

		1,285,049
HOUSEWARES—0.08%
Libbey Inc.	32	690
Lifetime Brands Inc.	78	1,595
Newell Rubbermaid Inc.	5,048	148,563
Toro Co. (The)	1,411	83,094

		233,942
INSURANCE—0.92%
ACE Ltd.	633	39,575
AFLAC Inc.	15,587	801,172
American International Group Inc.	5,492	384,605
Amtrust Financial Services Inc.	681	12,796
Berkley (W.R.) Corp.	1,605	52,227
Brown & Brown Inc.	3,917	98,473
CIGNA Corp.	9,979	521,103
Citizens Inc.(a)	87	612
CNA Financial Corp.	97	4,626
Darwin Professional Underwriters Inc.(a)	179	4,505
eHealth Inc.(a)	435	8,304
Enstar Group Ltd.(a)	245	29,574
Erie Indemnity Co. Class A	334	18,049
First Mercury Financial Corp.(a)	238	4,991
Gallagher (Arthur J.) & Co.	672	18,735
Greenlight Capital Re Ltd.(a)	35	789
Hanover Insurance Group Inc. (The)	92	4,489
HCC Insurance Holdings Inc.	1,695	56,630
Hilb, Rogal & Hobbs Co.	82	3,515

James River Group Inc.	12	399
National Interstate Corp.	48	1,252
PartnerRe Ltd.	441	34,177
Philadelphia Consolidated Holding Corp.(a)	1,523	63,661
Primus Guaranty Ltd.(a)	306	3,280
Principal Financial Group Inc.	525	30,602
Prudential Financial Inc.	3,907	379,878
Tower Group Inc.	698	22,266
Transatlantic Holdings Inc.	334	23,757
21st Century Insurance Group	151	3,301
Universal American Financial Corp.(a)	319	6,788
XL Capital Ltd. Class A	762	64,229

		2,698,360
INTERNET—3.49%
Agile Software Corp.(a)	106	854
Akamai Technologies Inc.(a)	5,773	280,799
Amazon.com Inc.(a)	10,581	723,846
aQuantive Inc.(a)	2,475	157,905
Art Technology Group Inc.(a)	4,478	11,911
Authorize.Net Holdings Inc.(a)	903	16,155
Blue Coat Systems Inc.(a)	448	22,185
Blue Nile Inc.(a)(b)	469	28,328
CheckFree Corp.(a)	2,184	87,797
Chordiant Software Inc.(a)	1,146	17,946
CNET Networks Inc.(a)	5,293	43,350
Cogent Communications Group Inc.(a)	1,749	52,243
CyberSource Corp.(a)	1,102	13,290
DealerTrack Holdings Inc.(a)	1,169	43,066
Digital River Inc.(a)	1,448	65,522
eBay Inc.(a)	39,849	1,282,341
eCollege.com Inc.(a)	639	14,218
Equinix Inc.(a)	1,105	101,074
eResearch Technology Inc.(a)(b)	1,371	13,038
F5 Networks Inc.(a)	1,461	117,757
Global Sources Ltd.(a)	550	12,485
Google Inc. Class A(a)	8,004	4,189,134
GSI Commerce Inc.(a)	700	15,897
Harris Interactive Inc.(a)	1,019	5,452
HLTH Corp.(a)	6,027	84,438
IAC/InterActiveCorp(a)	410	14,190
iBasis Inc.(a)	1,161	11,668
iMergent Inc.	431	10,542
InfoSpace Inc.	594	13,787
Internap Network Services Corp.(a)	1,713	24,701
Interwoven Inc.(a)	1,242	17,438
iPass Inc.(a)	935	5,068
j2 Global Communications Inc.(a)	1,728	60,307
Knot Inc. (The)(a)	967	19,524
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	13,664	305,117
Lionbridge Technologies Inc.(a)	1,803	10,620
Liquidity Services Inc.(a)	371	6,967
LoopNet Inc.(a)	949	22,140
McAfee Inc.(a)	5,584	196,557
Move Inc.(a)	3,651	16,356
NetFlix Inc.(a)(b)	1,644	31,877
NIC Inc.	1,373	9,391
NutriSystem Inc.(a)(b)	1,203	84,018
1-800 CONTACTS INC.(a)	262	6,147
1-800-FLOWERS.COM Inc.(a)	846	7,978
Online Resources Corp.(a)	916	10,058
Opsware Inc.(a)	3,078	29,272

Overstock.com Inc.(a)(b)	576	10,524
Perficient Inc.(a)	1,026	21,238
Priceline.com Inc.(a)	1,326	91,149
RightNow Technologies Inc.(a)	632	10,371
Sapient Corp.(a)	2,854	22,061
Secure Computing Corp.(a)	119	903
Shutterfly Inc.(a)	511	11,012
Sohu.com Inc.(a)(b)	962	30,774
SonicWALL Inc.(a)	584	5,017
Sourcefire Inc.(a)	232	3,246
Stamps.com Inc.(a)	609	8,392
Symantec Corp.(a)	4,542	91,748
TechTarget Inc.(a)	189	2,429
Terremark Worldwide Inc.(a)	1,686	10,875
TheStreet.com Inc.	724	7,877
Travelzoo Inc.(a)	263	6,993
TriZetto Group Inc. (The)(a)	1,584	30,666
United Online Inc.	652	10,751
ValueClick Inc.(a)	3,494	102,933
Vasco Data Security International Inc.(a)	916	20,848
VeriSign Inc.(a)	8,503	269,800
Vignette Corp.(a)	540	10,346
Vocus Inc.(a)	454	11,400
WebMD Health Corp. Class A(a)	266	12,521
Websense Inc.(a)	1,574	33,447
Yahoo! Inc.(a)	42,157	1,143,719

		10,295,794
INVESTMENT COMPANIES—0.00%
PennantPark Investment Corp.	505	7,090

		7,090
IRON & STEEL—0.35%
AK Steel Holding Corp.(a)	3,897	145,631
Allegheny Technologies Inc.	3,576	375,051
Carpenter Technology Corp.	509	66,328
Chaparral Steel Co.	1,639	117,795
Cleveland-Cliffs Inc.	1,436	111,534
Nucor Corp.	2,376	139,352
Reliance Steel & Aluminum Co.	231	12,996
Steel Dynamics Inc.	1,105	46,311
Universal Stainless & Alloy Products Inc.(a)	125	4,404

		1,019,402
LEISURE TIME—0.35%
Ambassadors Group Inc.	550	19,541
Ambassadors International Inc.	116	3,858
Carnival Corp.	6,357	310,031
Harley-Davidson Inc.	8,931	532,377
Life Time Fitness Inc.(a)	1,111	59,139
Marine Products Corp.	65	535
Nautilus Inc.	413	4,973
Polaris Industries Inc.(b)	1,054	57,085
Town Sports International Holdings Inc.(a)	527	10,182
WMS Industries Inc.(a)	1,423	41,068

		1,038,789
LODGING—1.01%
Ameristar Casinos Inc.	380	13,201
Boyd Gaming Corp.	1,969	96,855
Choice Hotels International Inc.	1,308	51,692
Gaylord Entertainment Co.(a)	619	33,203
Harrah’s Entertainment Inc.	3,751	319,810

Hilton Hotels Corp.	13,644	456,665
Las Vegas Sands Corp.(a)(b)	3,652	278,976
Marcus Corp.	265	6,296
Marriott International Inc. Class A	11,409	493,325
MGM Mirage(a)	4,141	341,550
Monarch Casino & Resort Inc.(a)	420	11,277
Morgans Hotel Group Co.(a)	712	17,359
MTR Gaming Group Inc.(a)	717	11,042
Orient-Express Hotels Ltd.	1,404	74,974
Riviera Holdings Corp.(a)	193	7,016
Starwood Hotels & Resorts Worldwide Inc.	7,457	500,141
Station Casinos Inc.	900	78,120
Wyndham Worldwide Corp.(a)	472	17,115
Wynn Resorts Ltd.	1,781	159,738

		2,968,355
MACHINERY—1.44%
AGCO Corp.(a)	2,094	90,901
Altra Holdings Inc.(a)	350	6,048
Applied Industrial Technologies Inc.	261	7,699
Astec Industries Inc.(a)	658	27,781
Bucyrus International Inc. Class A	1,309	92,651
Cascade Corp.	79	6,197
Caterpillar Inc.	22,344	1,749,535
Chart Industries Inc.(a)	286	8,134
Cognex Corp.	1,225	27,575
Columbus McKinnon Corp.(a)	367	11,817
Cummins Inc.	3,650	369,416
Deere & Co.	445	53,729
Flow International Corp.(a)	1,305	16,443
Flowserve Corp.	1,795	128,522
Gorman-Rupp Co. (The)	402	12,808
Graco Inc.	2,329	93,812
Hurco Companies Inc.(a)	195	9,746
IDEX Corp.	2,840	109,454
Intermec Inc.(a)	2,121	53,683
Intevac Inc.(a)	749	15,924
iRobot Corp.(a)(b)	538	10,679
Joy Global Inc.	3,802	221,771
Kadant Inc.(a)	28	874
Lindsay Corp.(b)	158	6,998
Manitowoc Co. Inc. (The)	2,183	175,470
Middleby Corp. (The)(a)	479	28,654
Nordson Corp.	896	44,943
Rockwell Automation Inc.	5,522	383,448
Sauer-Danfoss Inc.	210	6,250
Tennant Co.	304	11,096
Terex Corp.(a)	3,609	293,412
TurboChef Technologies Inc.(a)	688	9,577
Twin Disc Inc.	160	11,506
Wabtec Corp.	1,705	62,284
Zebra Technologies Corp. Class A(a)	2,418	93,673

		4,252,510
MANUFACTURING—2.88%
Actuant Corp. Class A	841	53,033
Acuity Brands Inc.	1,083	65,283
American Railcar Industries Inc.	343	13,377
Ameron International Corp.	26	2,345
AptarGroup Inc.	191	6,792
AZZ Inc.(a)	408	13,729
Barnes Group Inc.	1,466	46,443
Brink’s Co. (The)	1,526	94,444

Carlisle Companies Inc.	591	27,487
Ceradyne Inc.(a)	674	49,849
CLARCOR Inc.	892	33,388
Cooper Industries Ltd.	2,063	117,777
Danaher Corp.	8,537	644,543
Donaldson Co. Inc.	2,776	98,687
Dover Corp.	2,304	117,850
Eaton Corp.	605	56,265
ESCO Technologies Inc.(a)	908	32,924
FreightCar America Inc.	27	1,292
General Electric Co.	39,840	1,525,075
GenTek Inc.(a)	303	10,672
Harsco Corp.	2,946	153,192
Hexcel Corp.(a)	3,302	69,573
Honeywell International Inc.	23,274	1,309,861
Illinois Tool Works Inc.	12,861	696,938
Ingersoll-Rand Co. Class A	655	35,907
ITT Industries Inc.	795	54,283
Koppers Holdings Inc.	336	11,316
Lancaster Colony Corp.	716	29,993
LSB Industries Inc.(a)	517	11,053
Matthews International Corp. Class A	1,106	48,233
Myers Industries Inc.	981	21,690
Pall Corp.	3,931	180,787
Raven Industries Inc.	560	19,998
Reddy Ice Holdings Inc.	347	9,896
Roper Industries Inc.	3,090	176,439
Smith & Wesson Holding Corp.(a)	1,038	17,386
Sturm, Ruger & Co. Inc.(a)	792	12,292
Textron Inc.	4,316	475,235
3M Co.	23,522	2,041,474
Trinity Industries Inc.	2,457	106,978

		8,493,779
MEDIA—2.94%
Acacia Research Corp. - Acacia Technologies Group(a)	997	16,112
Cablevision Systems Corp.(a)	2,547	92,176
Central European Media Enterprises Ltd.(a)	1,086	105,972
Citadel Broadcasting Corp.	2,334	15,054
CKX Inc.(a)	1,216	16,805
Clear Channel Communications Inc.	3,718	140,615
Comcast Corp. Class A(a)	63,165	1,776,200
Courier Corp.	265	10,600
Crown Media Holdings Inc. Class A(a)(b)	310	2,232
CTC Media Inc.(a)	1,820	49,395
Cumulus Media Inc. Class A(a)	462	4,320
DIRECTV Group Inc. (The)(a)	26,174	604,881
Discovery Holding Co. Class A(a)	5,416	124,514
Dow Jones & Co. Inc.	2,088	119,956
EchoStar Communications Corp.(a)	7,288	316,081
Entravision Communications Corp.(a)	1,108	11,556
Gemstar-TV Guide International Inc.(a)	8,020	39,458
Liberty Global Inc. Class A(a)	6,841	280,755
LodgeNet Entertainment Corp.(a)	565	18,114
Martha Stewart Living Omnimedia Inc. Class A	930	15,996
McGraw-Hill Companies Inc. (The)	11,940	812,875
Meredith Corp.	1,684	103,734
New York Times Co. Class A	1,262	32,055
News Corp. Class A	52,497	1,113,461
Nexstar Broadcasting Group Inc. Class A(a)	106	1,393
Sinclair Broadcast Group Inc. Class A	814	11,575
Sirius Satellite Radio Inc.(a)(b)	51,185	154,579

Spanish Broadcasting System Inc. Class A(a)	725	3,117
Sun-Times Media Group Inc. Class A	1,252	6,573
Time Warner Cable Inc. Class A(a)	3,001	117,549
Time Warner Inc.	18,986	399,465
Value Line Inc.	47	2,063
Viacom Inc. Class B(a)	21,204	882,723
Walt Disney Co. (The)	30,306	1,034,647
Westwood One Inc.	2,209	15,883
Wiley (John) & Sons Inc. Class A	1,777	85,811
World Wrestling Entertainment Inc.	790	12,632
XM Satellite Radio Holdings Inc. Class A(a)	9,997	117,665

		8,668,592
METAL FABRICATE & HARDWARE—0.27%
Ampco-Pittsburgh Corp.	21	842
Castle (A.M.) & Co.	137	4,920
Dynamic Materials Corp.	423	15,862
Foster (L.B.) Co. Class A(a)	337	9,665
Haynes International Inc.(a)	408	34,447
Kaydon Corp.	814	42,426
Ladish Co. Inc.(a)	194	8,342
Precision Castparts Corp.	4,773	579,251
RBC Bearings Inc.(a)	743	30,649
Sun Hydraulics Corp.	260	12,805
Valmont Industries Inc.	651	47,367

		786,576
MINING—0.73%
AMCOL International Corp.	272	7,428
Apex Silver Mines Ltd.(a)	2,053	41,430
Brush Engineered Materials Inc.(a)	711	29,855
Century Aluminum Co.(a)	445	24,310
Coeur d’Alene Mines Corp.(a)(b)	5,050	18,129
Freeport-McMoRan Copper & Gold Inc.	10,930	905,223
Hecla Mining Co.(a)	4,210	35,953
Idaho General Mines Inc.(a)	1,699	10,772
Kaiser Aluminum Corp.(a)	529	38,554
Newmont Mining Corp.	6,209	242,524
Royal Gold Inc.	310	7,369
RTI International Metals Inc.(a)	807	60,824
Southern Copper Corp.(b)	2,567	241,965
Stillwater Mining Co.(a)	88	969
Titanium Metals Corp.(a)	2,387	76,145
Uranium Resources Inc.(a)	858	9,464
US Gold Corp.(a)	1,612	8,866
Vulcan Materials Co.	3,336	382,105

		2,141,885
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	6,289	294,451

		294,451
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	2,223	70,247
HNI Corp.	1,678	68,798
Interface Inc. Class A	1,915	36,117
Knoll Inc.	1,739	38,954
Steelcase Inc. Class A	2,277	42,124

		256,240
OIL & GAS—3.92%
Alon USA Energy Inc.	454	19,981
Apco Argentina Inc.	80	6,793

Arena Resources Inc.(a)	468	27,195
Atlas America Inc.	800	42,984
ATP Oil & Gas Corp.(a)	747	36,334
Atwood Oceanics Inc.(a)	960	65,875
Berry Petroleum Co. Class A	552	20,799
Bill Barrett Corp.(a)	855	31,490
Bois d’Arc Energy Inc.(a)	551	9,384
BPZ Energy Inc.(a)(b)	1,583	8,833
Cabot Oil & Gas Corp.	3,392	125,097
Carrizo Oil & Gas Inc.(a)	794	32,927
Cheniere Energy Inc.(a)(b)	1,771	68,697
Chesapeake Energy Corp.	9,403	325,344
CNX Gas Corp.(a)	977	29,896
Comstock Resources Inc.(a)	1,150	34,465
Contango Oil & Gas Co.(a)	459	16,657
Continental Resources Inc.(a)	484	7,744
Crosstex Energy Inc.	1,291	37,090
Delek US Holdings Inc.	232	6,183
Delta Petroleum Corp.(a)	2,299	46,164
Denbury Resources Inc.(a)	4,239	158,962
Diamond Offshore Drilling Inc.	2,388	242,525
ENSCO International Inc.	4,838	295,166
Exxon Mobil Corp.	40,108	3,364,259
Frontier Oil Corp.	1,940	84,914
FX Energy Inc.(a)	1,250	11,437
GeoGlobal Resources Inc.(a)(b)	1,129	5,747
GlobalSantaFe Corp.	7,909	571,425
GMX Resources Inc.(a)	404	13,978
Goodrich Petroleum Corp.(a)(b)	543	18,804
Grey Wolf Inc.(a)	511	4,211
Gulfport Energy Corp.(a)	691	13,806
Holly Corp.	1,582	117,369
Mariner Energy Inc.(a)	1,632	39,576
McMoRan Exploration Co.(a)	406	5,684
Nabors Industries Ltd.(a)	8,688	290,005
Noble Corp.	4,692	457,564
Noble Energy Inc.	849	52,969
Parallel Petroleum Corp.(a)	1,320	28,908
Parker Drilling Co.(a)	3,118	32,864
Penn Virginia Corp.	597	23,999
Petrohawk Energy Corp.(a)	3,063	48,579
Petroleum Development Corp.(a)	72	3,419
PetroQuest Energy Inc.(a)	1,454	21,141
Pride International Inc.(a)	4,302	161,153
Quicksilver Resources Inc.(a)	1,754	78,193
Range Resources Corp.	5,181	193,821
Rosetta Resources Inc.(a)	960	20,678
Rowan Companies Inc.	2,765	113,310
Southwestern Energy Co.(a)	5,946	264,597
Sulphco Inc.(a)(b)	974	3,516
Sunoco Inc.	4,251	338,720
Tesoro Corp.	4,783	273,348
TODCO(a)	2,022	95,459
Transocean Inc.(a)	10,039	1,063,933
TXCO Resources Inc.(a)	1,180	12,130
Unit Corp.(a)	1,270	79,896
Valero Energy Corp.	15,096	1,114,991
Venoco Inc.(a)	437	8,159
W&T Offshore Inc.	613	17,158
Warren Resources Inc.(a)	1,800	21,024
Western Refining Inc.	495	28,611
XTO Energy Inc.	12,810	769,881

		11,565,821

OIL & GAS SERVICES—3.20%
Baker Hughes Inc.	11,155	938,470
Basic Energy Services Inc.(a)	1,046	26,746
BJ Services Co.	10,268	292,022
Cal Dive International Inc.(a)	782	13,005
Cameron International Corp.(a)	3,856	275,588
CARBO Ceramics Inc.	710	31,105
Complete Production Services Inc.(a)	1,496	38,672
Dawson Geophysical Co.(a)	246	15,119
Dresser-Rand Group Inc.(a)	3,004	118,658
Dril-Quip Inc.(a)	933	41,938
Flotek Industries Inc.(a)	318	19,064
FMC Technologies Inc.(a)	2,273	180,067
Geokinetics Inc.(a)	239	7,416
Global Industries Ltd.(a)	3,223	86,441
Grant Prideco Inc.(a)	4,461	240,136
Gulf Island Fabrication Inc.	340	11,798
Halliburton Co.	31,851	1,098,859
Helix Energy Solutions Group Inc.(a)	2,551	101,810
Hercules Offshore Inc.(a)(b)	927	30,016
Input/Output Inc.(a)	2,489	38,853
Lufkin Industries Inc.	527	34,018
MarkWest Hydrocarbon Inc.	224	12,864
Matrix Service Co.(a)	849	21,098
NATCO Group Inc. Class A(a)	609	28,038
National Oilwell Varco Inc.(a)	6,168	642,952
Newpark Resources Inc.(a)	2,713	21,026
Oceaneering International Inc.(a)	1,909	100,490
RPC Inc.	1,128	19,221
Schlumberger Ltd.	41,135	3,494,007
Smith International Inc.	7,018	411,536
Superior Energy Services Inc.(a)	2,825	112,774
Superior Offshore International Inc.(a)	223	4,059
Superior Well Services Inc.(a)	403	10,240
T-3 Energy Services Inc.(a)	178	5,954
Tetra Technologies Inc.(a)	2,542	71,684
Tidewater Inc.	1,294	91,719
Universal Compression Holdings Inc.(a)	80	5,798
Weatherford International Ltd.(a)	11,717	647,247
W-H Energy Services Inc.(a)	1,065	65,934
Willbros Group Inc.(a)	912	27,068

		9,433,510
PACKAGING & CONTAINERS—0.30%
AEP Industries Inc.(a)	228	10,262
Ball Corp.	3,574	190,030
Crown Holdings Inc.(a)	5,724	142,928
Graphic Packaging Corp.(a)	2,405	11,640
Greif Inc. Class A	1,162	69,267
Owens-Illinois Inc.(a)	5,077	177,695
Packaging Corp. of America	3,238	81,954
Pactiv Corp.(a)	4,564	145,546
Sealed Air Corp.	780	24,196
Silgan Holdings Inc.	469	25,926

		879,444
PHARMACEUTICALS—6.77%
Abbott Laboratories	53,758	2,878,741
Abraxis BioScience Inc.(a)	899	19,985
ACADIA Pharmaceuticals Inc.(a)	1,084	14,818
Adams Respiratory Therapeutics Inc.(a)	1,247	49,119
Akorn Inc.(a)	1,927	13,470

Alexza Pharmaceuticals Inc.(a)	710	5,872
Alkermes Inc.(a)	3,520	51,392
Allergan Inc.	10,594	610,638
Allos Therapeutics Inc.(a)	1,462	6,462
Alnylam Pharmaceuticals Inc.(a)(b)	1,130	17,165
Altus Pharmaceuticals Inc.(a)(b)	743	8,574
AmerisourceBergen Corp.	3,064	151,576
Amicus Therapeutics Inc.(a)	150	1,725
Amylin Pharmaceuticals Inc.(a)	4,605	189,542
Animal Health International Inc.(a)	247	3,579
Array BioPharma Inc.(a)	1,645	19,197
Auxilium Pharmaceuticals Inc.(a)	993	15,828
Barr Pharmaceuticals Inc.(a)	3,842	192,984
Bentley Pharmaceuticals Inc.(a)	351	4,261
Biodel Inc.(a)	175	3,465
Bioenvision Inc.(a)	1,927	11,138
BioMarin Pharmaceutical Inc.(a)	3,354	60,171
Bionovo Inc.(a)	1,354	5,226
Bradley Pharmaceuticals Inc.(a)	131	2,844
Bristol-Myers Squibb Co.	68,675	2,167,383
Cadence Pharmaceuticals Inc.(a)	566	6,866
Caraco Pharmaceutical Laboratories Ltd.(a)	350	5,313
Cardinal Health Inc.	13,392	946,011
Cephalon Inc.(a)	2,318	186,344
Cubist Pharmaceuticals Inc.(a)	1,937	38,178
CV Therapeutics Inc.(a)(b)	2,078	27,450
Cypress Bioscience Inc.(a)	1,131	14,997
Cytrx Corp.(a)	3,039	9,482
Dendreon Corp.(a)(b)	2,923	20,695
Discovery Laboratories Inc.(a)	2,961	8,380
DURECT Corp.(a)	2,429	9,352
Endo Pharmaceuticals Holdings Inc.(a)	4,683	160,299
Express Scripts Inc.(a)	8,134	406,781
Forest Laboratories Inc.(a)	11,093	506,395
Gilead Sciences Inc.(a)	32,561	1,262,390
HealthExtras Inc.(a)	1,082	32,006
Herbalife Ltd.	1,773	70,299
Hospira Inc.(a)	5,483	214,056
Idenix Pharmaceuticals Inc.(a)(b)	871	5,139
I-Flow Corp.(a)	718	12,019
ImClone Systems Inc.(a)	2,095	74,079
Indevus Pharmaceuticals Inc.(a)	1,942	13,070
Isis Pharmaceuticals Inc.(a)	1,485	14,375
Javelin Pharmaceuticals Inc.(a)	1,488	9,211
K-V Pharmaceutical Co. Class A(a)	1,238	33,723
Ligand Pharmaceuticals Inc. Class B	3,157	21,720
Lilly (Eli) & Co.	16,915	945,210
Mannatech Inc.(b)	548	8,708
Medarex Inc.(a)	4,409	63,005
Medco Health Solutions Inc.(a)	9,741	759,701
Medicines Co. (The)(a)	1,811	31,910
Medicis Pharmaceutical Corp. Class A	1,955	59,706
Merck & Co. Inc.	62,478	3,111,404
MGI PHARMA INC.(a)	2,793	62,479
Mylan Laboratories Inc.	8,704	158,326
Nabi Biopharmaceuticals(a)	900	4,140
Nastech Pharmaceutical Co. Inc.(a)(b)	892	9,732
NBTY Inc.(a)	1,936	83,635
Neurocrine Biosciences Inc.(a)	702	7,883
Neurogen Corp.(a)	1,108	7,357
Noven Pharmaceuticals Inc.(a)	869	20,378
Obagi Medical Products Inc.(a)	187	3,314
Omnicare Inc.	515	18,571

Onyx Pharmaceuticals Inc.(a)	1,676	45,084
OSI Pharmaceuticals Inc.(a)	2,018	73,072
Osiris Therapeutics Inc.(a)(b)	447	6,039
Pain Therapeutics Inc.(a)(b)	1,260	10,975
Par Pharmaceutical Companies Inc.(a)	1,128	31,843
Penwest Pharmaceuticals Co.(a)	815	10,163
Perrigo Co.	1,415	27,706
PetMed Express Inc.(a)	748	9,604
Pharmion Corp.(a)	911	26,373
Poniard Pharmaceuticals Inc.(a)	814	5,535
POZEN Inc.(a)	892	16,118
Progenics Pharmaceuticals Inc.(a)	812	17,515
Rigel Pharmaceuticals Inc.(a)	916	8,162
Salix Pharmaceuticals Ltd.(a)	1,469	18,069
Santarus Inc.(a)	1,777	9,187
Schering-Plough Corp.	51,961	1,581,693
Sciele Pharma Inc.(a)	1,043	24,573
Sepracor Inc.(a)	3,726	152,841
Sirtris Pharmaceuticals Inc.(a)	193	1,905
Somaxon Pharmaceuticals Inc.(a)	356	4,329
Synta Pharmaceuticals Corp.(a)	175	1,452
Synutra International Inc.(a)	140	2,843
Tanox Inc.(a)	875	16,984
Tiens Biotech Group (USA) Inc.(a)(b)	10	38
Trubion Pharmaceuticals Inc.(a)	304	6,348
United Therapeutics Corp.(a)	728	46,417
USANA Health Sciences Inc.(a)(b)	295	13,198
Valeant Pharmaceuticals International	3,326	55,511
Vanda Pharmaceuticals Inc.(a)	930	18,842
VCA Antech Inc.(a)	2,942	110,884
ViroPharma Inc.(a)	2,162	29,836
VIVUS Inc.(a)	2,043	10,685
Warner Chilcott Ltd. Class A(a)	3,175	57,436
Watson Pharmaceuticals Inc.(a)	2,085	67,825
Wyeth	24,680	1,415,151
XenoPort Inc.(a)	754	33,493
Zymogenetics Inc.(a)	1,361	19,884

		19,956,857
PIPELINES—0.28%
Equitable Resources Inc.	3,235	160,327
Questar Corp.	2,064	109,082
Williams Companies Inc. (The)	17,386	549,745

		819,154
REAL ESTATE—0.24%
CB Richard Ellis Group Inc. Class A(a)	6,836	249,514
Consolidated-Tomoka Land Co.	200	13,858
Forest City Enterprises Inc. Class A	2,524	155,176
Grubb & Ellis Co.(a)	553	6,415
Jones Lang LaSalle Inc.	1,288	146,188
St. Joe Co. (The)(b)	2,603	120,623
Thomas Properties Group Inc.	831	13,279

		705,053
REAL ESTATE INVESTMENT TRUSTS—1.09%
Acadia Realty Trust	1,125	29,194
Alexander’s Inc.(a)	70	28,298
Alexandria Real Estate Equities Inc.	517	50,056
Apartment Investment & Management Co. Class A	184	9,277
Associated Estates Realty Corp.	551	8,590
CapitalSource Inc.	2,600	63,934

Corporate Office Properties Trust	137	5,618
Cousins Properties Inc.	1,419	41,165
Crescent Real Estate Equities Co.	2,770	62,159
Digital Realty Trust Inc.	1,865	70,273
Duke Realty Corp.	3,504	124,988
EastGroup Properties Inc.	675	29,579
Equity Inns Inc.	1,927	43,165
Equity Lifestyle Properties Inc.	705	36,794
Essex Property Trust Inc.	392	45,590
Federal Realty Investment Trust	1,024	79,114
FelCor Lodging Trust Inc.	2,184	56,850
First Industrial Realty Trust Inc.	968	37,520
General Growth Properties Inc.	4,182	221,437
Getty Realty Corp.	607	15,952
Glimcher Realty Trust	1,299	32,475
Health Care REIT Inc.	352	14,207
Highwoods Properties Inc.	1,408	52,800
Home Properties Inc.	897	46,581
Inland Real Estate Corp.	374	6,351
JER Investors Trust Inc.	466	6,990
Kilroy Realty Corp.	1,145	81,112
Kite Realty Group Trust	45	856
Macerich Co. (The)	2,509	206,792
Maguire Properties Inc.	565	19,396
Mid-America Apartment Communities Inc.	891	46,760
National Health Investors Inc.	55	1,745
Nationwide Health Properties Inc.	2,774	75,453
Omega Healthcare Investors Inc.	2,354	37,264
Post Properties Inc.	257	13,397
ProLogis	7,860	447,234
PS Business Parks Inc.	557	35,297
Public Storage	336	25,812
Quadra Realty Trust Inc.(a)	232	2,902
Ramco-Gershenson Properties Trust	417	14,983
Saul Centers Inc.	375	17,006
Simon Property Group Inc.	4,260	396,350
Sun Communities Inc.	560	16,671
Tanger Factory Outlet Centers Inc.	1,095	41,008
Taubman Centers Inc.	1,036	51,396
UDR Inc.	4,756	125,083
Universal Health Realty Income Trust	136	4,529
Ventas Inc.	4,665	169,106
Washington Real Estate Investment Trust	1,577	53,618
Weingarten Realty Investors	2,693	110,682

		3,213,409
RETAIL—8.06%
Abercrombie & Fitch Co. Class A	3,072	224,195
AC Moore Arts & Crafts Inc.(a)	598	11,727
Advance Auto Parts Inc.	3,727	151,055
Aeropostale Inc.(a)	1,809	75,399
AFC Enterprises Inc.(a)	613	10,599
American Eagle Outfitters Inc.	6,501	166,816
AnnTaylor Stores Corp.(a)	1,942	68,786
Applebee’s International Inc.	2,300	55,430
AutoZone Inc.(a)	1,623	221,734
Barnes & Noble Inc.	160	6,155
Bebe Stores Inc.	888	14,217
Bed Bath & Beyond Inc.(a)	9,701	349,139
Best Buy Co. Inc.	13,747	641,573
Big 5 Sporting Goods Corp.	794	20,247
Big Lots Inc.(a)	3,944	116,032
BJ’s Restaurants Inc.(a)	595	11,745

Bon-Ton Stores Inc. (The)	113	4,527
Brinker International Inc.	3,973	116,290
Brown Shoe Co. Inc.	718	17,462
Buckle Inc. (The)	492	19,385
Buffalo Wild Wings Inc.(a)	536	22,292
Build-A-Bear Workshop Inc.(a)	549	14,351
Burger King Holdings Inc.	2,224	58,580
Cabela’s Inc. Class A(a)	178	3,939
Cache Inc.(a)	311	4,127
California Pizza Kitchen Inc.(a)	1,018	21,867
CarMax Inc.(a)	7,568	192,984
Carrols Restaurant Group Inc.(a)	349	5,322
Cash America International Inc.	985	39,055
Casual Male Retail Group Inc.(a)	1,157	11,686
Cato Corp. Class A	269	5,902
CBRL Group Inc.	521	22,132
CEC Entertainment Inc.(a)	461	16,227
Charlotte Russe Holding Inc.(a)	886	23,807
Cheesecake Factory Inc. (The)(a)	2,519	61,766
Chico’s FAS Inc.(a)	6,161	149,959
Children’s Place Retail Stores Inc. (The)(a)	787	40,641
Chipotle Mexican Grill Inc. Class B(a)	1,148	90,267
Christopher & Banks Corp.	1,267	21,729
Circuit City Stores Inc.	2,581	38,921
Citi Trends Inc.(a)	485	18,411
CKE Restaurants Inc.	2,207	44,294
Coldwater Creek Inc.(a)	2,161	50,200
Conn’s Inc.(a)(b)	26	743
Copart Inc.(a)	2,233	68,307
Costco Wholesale Corp.	10,669	624,350
CSK Auto Corp.(a)	91	1,674
CVS Caremark Corp.	29,065	1,059,419
Darden Restaurants Inc.	4,949	217,707
Deb Shops Inc.	164	4,535
Denny’s Corp.(a)	3,279	14,592
Dick’s Sporting Goods Inc.(a)	1,415	82,311
Dollar General Corp.	10,993	240,967
Dollar Tree Stores Inc.(a)	3,413	148,636
Dress Barn Inc.(a)	1,270	26,060
DSW Inc. Class A(a)	567	19,743
EZCORP Inc.(a)	1,297	17,172
Family Dollar Stores Inc.	5,287	181,450
First Cash Financial Services Inc.(a)	919	21,541
GameStop Corp. Class A(a)	5,510	215,441
Gander Mountain Co.(a)	97	1,101
Genesco Inc.(a)	664	34,734
Guitar Center Inc.(a)	971	58,076
Hibbett Sports Inc.(a)	1,107	30,310
Home Depot Inc.	39,853	1,568,216
Hot Topic Inc.(a)	784	8,522
IHOP Corp.	264	14,370
J. Crew Group Inc.(a)	1,364	73,779
Jack in the Box Inc.(a)	597	42,351
Jo-Ann Stores Inc.(a)	83	2,360
Jos. A. Bank Clothiers Inc.(a)	633	26,251
Kohl’s Corp.(a)	11,167	793,192
Krispy Kreme Doughnuts Inc.(a)(b)	2,263	20,955
Limited Brands Inc.	12,310	337,910
Longs Drug Stores Corp.	1,090	57,247
Lowe’s Companies Inc.	52,533	1,612,238
McCormick & Schmick’s Seafood Restaurants Inc.(a)	479	12,425
McDonald’s Corp.	8,651	439,125

Men’s Wearhouse Inc. (The)	1,898	96,931
Morton’s Restaurant Group Inc.(a)	152	2,753
MSC Industrial Direct Co. Inc. Class A	1,612	88,660
New York & Co. Inc.(a)	762	8,352
99 Cents Only Stores(a)	916	12,009
Nordstrom Inc.	9,020	461,102
Nu Skin Enterprises Inc. Class A	1,169	19,289
Office Depot Inc.(a)	9,619	291,456
OfficeMax Inc.	1,211	47,592
O’Reilly Automotive Inc.(a)	3,995	146,017
P.F. Chang’s China Bistro Inc.(a)(b)	903	31,786
Pacific Sunwear of California Inc.(a)	2,003	44,066
Panera Bread Co. Class A(a)	994	45,784
Pantry Inc. (The)(a)	322	14,844
Papa John’s International Inc.(a)	466	13,402
Payless ShoeSource Inc.(a)	1,021	32,213
PC Connection Inc.(a)	71	940
Penney (J.C.) Co. Inc.	7,832	566,880
Pep Boys - Manny, Moe & Jack Inc.	262	5,282
PetSmart Inc.	4,760	154,462
PriceSmart Inc.	150	3,710
RadioShack Corp.	3,331	110,389
Rare Hospitality International Inc.(a)	860	23,022
Red Robin Gourmet Burgers Inc.(a)(b)	583	23,536
Retail Ventures Inc.(a)	968	15,614
Ross Stores Inc.	4,864	149,811
Ruby Tuesday Inc.	1,530	40,285
Ruth’s Chris Steak House Inc.(a)	666	11,315
Saks Inc.	4,240	90,524
Sally Beauty Co. Inc.(a)	3,276	29,484
School Specialty Inc.(a)	144	5,103
Select Comfort Corp.(a)(b)	1,726	27,996
Shoe Carnival Inc.(a)	97	2,667
Sonic Corp.(a)	2,337	51,694
Staples Inc.	24,828	589,168
Starbucks Corp.(a)	25,736	675,313
Stein Mart Inc.	136	1,667
Systemax Inc.(b)	218	4,537
Target Corp.	29,844	1,898,078
Texas Roadhouse Inc. Class A(a)	1,844	23,585
Tiffany & Co.	4,771	253,149
Tim Hortons Inc.	6,629	203,842
TJX Companies Inc.	15,916	437,690
Tractor Supply Co.(a)	1,209	62,928
Triarc Companies Inc. Class B	2,204	34,603
Tween Brands Inc.(a)	1,074	47,900
Under Armour Inc. Class A(a)	867	39,579
Urban Outfitters Inc.(a)	3,964	95,255
Walgreen Co.	34,797	1,515,061
Wal-Mart Stores Inc.	61,766	2,971,562
Wendy’s International Inc.	3,054	112,235
Wet Seal Inc. Class A(a)	2,952	17,742
Williams-Sonoma Inc.	3,185	100,582
World Fuel Services Corp.	761	32,008
Yum! Brands Inc.	18,336	599,954
Zumiez Inc.(a)	604	22,819

		23,747,009
SAVINGS & LOANS—0.08%
Abington Bancorp Inc.	81	774
Capitol Federal Financial	532	19,641
Hudson City Bancorp Inc.	7,585	92,689
NewAlliance Bancshares Inc.	1,902	27,997

Oritani Financial Corp.(a)	189	2,701
People’s United Financial Inc.	5,262	93,295
TFS Financial Corp.(a)	656	7,570
Wauwatosa Holdings Inc.(a)	28	463

		245,130
SEMICONDUCTORS—4.92%
Advanced Analogic Technologies Inc.(a)	1,336	12,959
Advanced Micro Devices Inc.(a)	7,874	112,598
Altera Corp.	12,429	275,054
AMIS Holdings Inc.(a)	2,340	29,297
Amkor Technology Inc.(a)	3,662	57,677
ANADIGICS Inc.(a)	2,060	28,407
Analog Devices Inc.	11,450	430,978
Applied Materials Inc.	48,123	956,204
Applied Micro Circuits Corp.(a)	3,787	9,468
Asyst Technologies Inc.(a)	1,548	11,192
ATMI Inc.(a)	1,044	31,320
Broadcom Corp. Class A(a)	16,400	479,700
Brooks Automation Inc.(a)	255	4,628
Cabot Microelectronics Corp.(a)	674	23,920
Cavium Networks Inc.(a)	156	3,529
Cirrus Logic Inc.(a)	1,728	14,342
Cohu Inc.	364	8,099
Conexant Systems Inc.(a)	4,550	6,279
Cree Inc.(a)(b)	734	18,974
Cypress Semiconductor Corp.(a)	5,292	123,251
Diodes Inc.(a)	695	29,030
DSP Group Inc.(a)	53	1,085
Emulex Corp.(a)	1,775	38,766
Entegris Inc.(a)	658	7,817
Exar Corp.(a)	593	7,946
Fairchild Semiconductor International Inc. Class A(a)	1,784	34,467
FormFactor Inc.(a)	1,672	64,038
Genesis Microchip Inc.(a)	307	2,874
Hittite Microwave Corp.(a)	573	24,484
Integrated Device Technology Inc.(a)	2,327	35,533
Intel Corp.	202,799	4,818,504
International Rectifier Corp.(a)	574	21,387
Intersil Corp. Class A	2,588	81,418
IPG Photonics Corp.(a)	352	7,022
IXYS Corp.(a)	531	4,434
KLA-Tencor Corp.	6,708	368,605
Kulicke & Soffa Industries Inc.(a)	1,844	19,307
Lam Research Corp.(a)	4,728	243,019
Linear Technology Corp.	8,885	321,459
LSI Corp.(a)	15,914	119,514
LTX Corp.(a)	2,175	12,093
Marvell Technology Group Ltd.(a)	16,532	301,048
Mattson Technology Inc.(a)	1,575	15,278
Maxim Integrated Products Inc.	11,226	375,061
MEMC Electronic Materials Inc.(a)	7,855	480,098
Micrel Inc.	1,944	24,728
Microchip Technology Inc.	7,644	283,134
Micron Technology Inc.(a)	8,631	108,146
Microsemi Corp.(a)	2,670	63,947
Microtune Inc.(a)	1,876	9,811
MIPS Technologies Inc. Class A(a)	1,519	13,352
MKS Instruments Inc.(a)	97	2,687
Monolithic Power Systems Inc.(a)	830	14,484
National Semiconductor Corp.	10,974	310,235
NetLogic Microsystems Inc.(a)(b)	576	18,340

Novellus Systems Inc.(a)	2,880	81,706
NVIDIA Corp.(a)	12,580	519,680
OmniVision Technologies Inc.(a)	513	9,290
ON Semiconductor Corp.(a)	8,497	91,088
Pericom Semiconductor Corp.(a)	276	3,080
PLX Technology Inc.(a)	1,004	11,205
PMC-Sierra Inc.(a)	6,948	53,708
QLogic Corp.(a)	4,810	80,087
Rambus Inc.(a)	2,827	50,829
Rudolph Technologies Inc.(a)	523	8,687
Semitool Inc.(a)	143	1,374
Semtech Corp.(a)	2,059	35,682
Silicon Image Inc.(a)	2,786	23,904
Silicon Laboratories Inc.(a)	1,917	66,347
SiRF Technology Holdings Inc.(a)	1,854	38,452
Skyworks Solutions Inc.(a)	756	5,557
Standard Microsystems Corp.(a)	272	9,340
Supertex Inc.(a)	399	12,505
Syntax-Brillian Corp.(a)	1,859	9,146
Techwell Inc.(a)	524	6,864
Teradyne Inc.(a)	3,354	58,963
Tessera Technologies Inc.(a)	1,678	68,043
Texas Instruments Inc.	50,024	1,882,403
Ultra Clean Holdings Inc.(a)	78	1,090
Ultratech Inc.(a)	427	5,692
Varian Semiconductor Equipment Associates Inc.(a)	3,150	126,189
Veeco Instruments Inc.(a)	148	3,070
Volterra Semiconductor Corp.(a)(b)	745	10,579
Xilinx Inc.	10,428	279,158
Zoran Corp.(a)	566	11,343

		14,486,088
SOFTWARE—6.75%
Activision Inc.(a)	9,918	185,169
Actuate Corp.(a)	2,120	14,395
Acxiom Corp.	2,219	58,693
Adobe Systems Inc.(a)	20,458	821,389
Advent Software Inc.(a)	642	20,897
Allscripts Healthcare Solutions Inc.(a)(b)	1,938	49,380
American Reprographics Co.(a)	1,042	32,083
ANSYS Inc.(a)	2,714	71,921
Aspen Technology Inc.(a)	3,084	43,176
Autodesk Inc.(a)	8,077	380,265
Automatic Data Processing Inc.	19,262	933,629
BEA Systems Inc.(a)	13,722	187,854
Blackbaud Inc.	1,295	28,594
Blackboard Inc.(a)	1,000	42,120
BMC Software Inc.(a)	7,020	212,706
Broadridge Financial Solutions Inc.	4,873	93,172
CA Inc.	9,009	232,702
Cerner Corp.(a)	2,302	127,692
Citrix Systems Inc.(a)	6,322	212,862
CommVault Systems Inc.(a)	1,242	21,449
Computer Programs & Systems Inc.	222	6,878
Compuware Corp.(a)	8,550	101,403
Concur Technologies Inc.(a)	1,322	30,208
CSG Systems International Inc.(a)	639	16,940
Digi International Inc.(a)	127	1,872
DivX Inc.(a)	813	12,195
Double-Take Software Inc.(a)	294	4,825
Dun & Bradstreet Corp. (The)	2,079	214,095
Eclipsys Corp.(a)	1,599	31,660

eFunds Corp.(a)	1,420	50,112
Electronic Arts Inc.(a)	10,797	510,914
Epicor Software Corp.(a)	2,034	30,246
EPIQ Systems Inc.(a)	907	14,657
Fair Isaac Corp.	199	7,984
FalconStor Software Inc.(a)	1,120	11,816
Fidelity National Information Services Inc.	5,682	308,419
First Data Corp.	4,173	136,332
Fiserv Inc.(a)	5,888	334,438
Global Payments Inc.	2,825	112,011
Glu Mobile Inc.(a)	259	3,600
Guidance Software Inc.(a)	115	1,622
IMS Health Inc.	6,134	197,085
Infocrossing Inc.(a)(b)	774	14,296
Informatica Corp.(a)	3,063	45,241
infoUSA Inc.	385	3,935
Innerworkings Inc.(a)(b)	816	13,072
InPhonic Inc.(a)(b)	161	750
Interactive Intelligence Inc.(a)	456	9,394
Inter-Tel Inc.	126	3,015
Intuit Inc.(a)	11,788	354,583
INVESTools Inc.(a)	1,401	13,954
JDA Software Group Inc.(a)	277	5,438
ManTech International Corp. Class A(a)	119	3,669
MasterCard Inc. Class A	2,790	462,777
Microsoft Corp.	286,545	8,444,481
MicroStrategy Inc. Class A(a)	288	27,213
Midway Games Inc.(a)(b)	809	5,145
MoneyGram International Inc.	2,921	81,642
NAVTEQ Corp.(a)	3,420	144,803
Novell Inc.(a)	1,517	11,817
Nuance Communications Inc.(a)	4,612	77,159
Omnicell Inc.(a)	1,177	24,458
Omniture Inc.(a)	989	22,668
OpenTV Corp.(a)	2,053	4,352
Oracle Corp.(a)	134,554	2,652,059
Packeteer Inc.(a)	1,053	8,224
Parametric Technology Corp.(a)	1,837	39,698
Paychex Inc.	11,872	464,433
PDF Solutions Inc.(a)	411	4,862
Pegasystems Inc.	47	514
Phase Forward Inc.(a)	1,440	24,235
Progress Software Corp.(a)	1,436	45,650
QAD Inc.	345	2,864
Quality Systems Inc.	596	22,630
Quest Software Inc.(a)	2,099	33,983
Red Hat Inc.(a)	6,762	150,657
Renaissance Learning Inc.(b)	298	3,919
Salesforce.com Inc.(a)	3,324	142,467
Schawk Inc.	55	1,101
SeaChange International Inc.(a)	428	3,321
SEI Investments Co.	4,562	132,480
Smith Micro Software Inc.(a)	1,037	15,617
Solera Holdings Inc.(a)	643	12,461
SourceForge Inc.(a)	2,367	9,989
SPSS Inc.(a)	644	28,426
Sybase Inc.(a)	336	8,027
Synchronoss Technologies Inc.(a)	645	18,924
Take-Two Interactive Software Inc.(a)(b)	2,252	44,972
Taleo Corp. Class A(a)	578	13,022
THQ Inc.(a)	2,342	71,478
Total System Services Inc.	1,306	38,540
Transaction Systems Architects Inc. Class A(a)	1,301	43,792

Trident Microsystems Inc.(a)	1,999	36,682
Ultimate Software Group Inc.(a)	864	24,996
Unica Corp.(a)	343	5,660
VeriFone Holdings Inc.(a)	2,175	76,669
Visual Sciences Inc.(a)	714	11,046
Wind River Systems Inc.(a)	2,613	28,743

		19,905,463
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,003	29,288

		29,288
TELECOMMUNICATIONS—5.00%
Acme Packet Inc.(a)	773	8,882
ADTRAN Inc.	1,066	27,684
Amdocs Ltd.(a)	6,921	275,594
American Tower Corp. Class A(a)	14,503	609,126
Anaren Inc.(a)	32	564
Anixter International Inc.(a)	898	67,539
Arris Group Inc.(a)	3,553	62,497
Aruba Networks Inc.(a)	168	3,377
Atheros Communications Inc.(a)	1,935	59,675
Avanex Corp.(a)	6,808	12,254
Avaya Inc.(a)	4,079	68,690
BigBand Networks Inc.(a)	432	5,664
Cbeyond Inc.(a)	722	27,804
C-COR Inc.(a)	1,735	24,394
Centennial Communications Corp.(a)	835	7,924
Ciena Corp.(a)	2,987	107,920
Cisco Systems Inc.(a)	211,928	5,902,195
Citizens Communications Co.	2,110	32,220
CommScope Inc.(a)	2,143	125,044
Comtech Telecommunications Corp.(a)	810	37,600
Consolidated Communications Holdings Inc.	390	8,814
Corning Inc.(a)	54,860	1,401,673
CPI International Inc.(a)	251	4,977
Crown Castle International Corp.(a)	6,638	240,760
CT Communications Inc.	49	1,495
Ditech Networks Inc.(a)	441	3,612
Dobson Communications Corp. Class A(a)(b)	5,116	56,839
EMS Technologies Inc.(a)	271	5,978
Eschelon Telecom Inc.(a)	375	11,100
Extreme Networks Inc.(a)	232	940
FairPoint Communications Inc.	147	2,609
Finisar Corp.(a)	9,378	35,449
Foundry Networks Inc.(a)	4,437	73,920
General Communication Inc. Class A(a)	246	3,151
GeoEye Inc.(a)	433	9,409
Global Crossing Ltd.(a)	358	6,759
Globalstar Inc.(a)(b)	678	7,017
Golden Telecom Inc.	234	12,872
Harmonic Inc.(a)	2,778	24,641
Harris Corp.	4,701	256,440
Harris Stratex Networks Inc.(a)	884	15,894
Hughes Communications Inc.(a)	225	11,741
Hungarian Telephone and Cable Corp.(a)	52	1,041
Hypercom Corp.(a)	1,072	6,336
ICO Global Communications (Holdings) Ltd.(a)	1,527	5,314
InterDigital Communications Corp.(a)	1,642	52,823
iPCS Inc.	440	14,903
Ixia(a)	1,069	9,899
JDS Uniphase Corp.(a)	3,949	53,035
Juniper Networks Inc.(a)	14,214	357,766

Knology Inc.(a)	469	8,147
Leap Wireless International Inc.(a)	1,785	150,833
Level 3 Communications Inc.(a)	53,555	313,297
MasTec Inc.(a)	1,241	19,633
MetroPCS Communications Inc.(a)	2,014	66,543
NETGEAR Inc.(a)	1,212	43,935
Network Equipment Technologies Inc.(a)	923	8,805
NeuStar Inc. Class A(a)	2,655	76,915
NII Holdings Inc. Class B(a)	5,727	462,398
North Pittsburgh Systems Inc.	456	9,690
Novatel Wireless Inc.(a)	1,065	27,711
NTELOS Holdings Corp.	971	26,838
Oplink Communications Inc.(a)	334	5,010
Opnext Inc.(a)	653	8,646
Optium Corp.(a)	145	1,834
ORBCOMM Inc.(a)(b)	918	15,064
PAETEC Holding Corp.(a)	1,043	11,775
Polycom Inc.(a)	3,210	107,856
Premiere Global Services Inc.(a)	292	3,802
QUALCOMM Inc.	58,166	2,523,823
RF Micro Devices Inc.(a)	3,195	19,937
Rural Cellular Corp. Class A(a)	181	7,930
SAVVIS Inc.(a)	673	33,320
SBA Communications Corp.(a)	3,598	120,857
Shenandoah Telecommunications Co.	23	1,169
Sirenza Microdevices Inc.(a)	1,377	16,345
Sonus Networks Inc.(a)	8,839	75,308
Switch & Data Facilities Co. Inc.(a)	446	8,559
Sycamore Networks Inc.(a)	2,465	9,909
Symmetricom Inc.(a)	817	6,863
TeleCorp PCS Inc. Escrow(c)	189	0
Telephone and Data Systems Inc.	1,609	100,675
Time Warner Telecom Inc. Class A(a)	4,686	94,189
United States Cellular Corp.(a)	198	17,939
UTStarcom Inc.(a)(b)	1,707	9,576
Veraz Networks Inc.(a)	317	2,067
Viasat Inc.(a)	848	27,221
Vonage Holdings Corp.(a)	1,071	3,331
Windstream Corp.	9,222	136,117

		14,747,721
TEXTILES—0.05%
Cintas Corp.	3,614	142,500

		142,500
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	1,880	59,051
Marvel Entertainment Inc.(a)	1,273	32,436
Mattel Inc.	6,169	156,014

		247,501
TRANSPORTATION—2.23%
American Commercial Lines Inc.(a)	2,187	56,971
Arlington Tankers Ltd.	464	13,308
Burlington Northern Santa Fe Corp.	11,697	995,883
C.H. Robinson Worldwide Inc.	5,924	311,128
Celadon Group Inc.(a)	823	13,086
Con-way Inc.	1,246	62,599
CSX Corp.	2,617	117,974
Double Hull Tankers Inc.	744	11,599
Dynamex Inc.(a)	371	9,472
Eagle Bulk Shipping Inc.	393	8,807
EGL Inc.(a)	567	26,354

Expeditors International Washington Inc.	7,461	308,139
FedEx Corp.	8,995	998,175
Florida East Coast Industries Inc.	1,294	107,376
Forward Air Corp.	821	27,988
Frontline Ltd.	1,697	77,807
Genco Shipping & Trading Ltd.	37	1,527
Genesee & Wyoming Inc. Class A(a)	659	19,665
Golar LNG Ltd.	270	4,498
Heartland Express Inc.	670	10,921
Horizon Lines Inc. Class A	1,177	38,559
Hub Group Inc. Class A(a)	1,357	47,712
Hunt (J.B.) Transport Services Inc.	3,410	99,981
Kansas City Southern Industries Inc.(a)	1,616	60,665
Kirby Corp.(a)	1,866	71,636
Knight Transportation Inc.(b)	2,003	38,818
Knightsbridge Tankers Ltd.	566	17,269
Landstar System Inc.	1,945	93,846
Norfolk Southern Corp.	6,993	367,622
Old Dominion Freight Line Inc.(a)	970	29,246
Pacer International Inc.	405	9,526
PHI Inc.(a)	245	7,299
Saia Inc.(a)	57	1,554
Ship Finance International Ltd.	1,103	32,737
Ultrapetrol (Bahamas) Ltd.(a)	184	4,361
Union Pacific Corp.	5,746	661,652
United Parcel Service Inc. Class B	23,426	1,710,098
Universal Truckload Services Inc.(a)	95	1,888
UTi Worldwide Inc.	3,464	92,801

		6,570,547
TRUCKING & LEASING—0.02%
Aircastle Ltd.	867	34,515
GATX Corp.	697	34,327
TAL International Group Inc.	63	1,872

		70,714
WATER—0.01%
Aqua America Inc.	316	7,107
Consolidated Water Co. Inc. Ltd.	503	14,743
SJW Corp.	29	966

		22,816

TOTAL COMMON STOCKS
(Cost: $260,660,508)		294,294,553

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.73%

MONEY MARKET FUNDS—0.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	70,648	70,648
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	2,070,072	2,070,072

		2,140,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,140,720)		2,140,720

TOTAL INVESTMENTS IN SECURITIES—100.59%
(Cost: $262,801,228)	296,435,273
Other Assets, Less Liabilities—(0.59)%	(1,739,569)

NET ASSETS—100.00%	$294,695,704

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.11%
Catalina Marketing Corp.	463	$14,584
Donnelley (R.H.) Corp.(a)	5,650	428,157
Gaiam Inc.(a)	341	6,216
Getty Images Inc.(a)	2,058	98,393
Harte-Hanks Inc.	1,212	31,124
Interpublic Group of Companies Inc. (The)(a)	14,471	164,969
Marchex Inc. Class B	496	8,095
ValueVision Media Inc. Class A(a)	390	4,415

		755,953

AEROSPACE & DEFENSE—1.30%
AAR Corp.(a)	202	6,668
Alliant Techsystems Inc.(a)	371	36,785
Argon ST Inc.(a)	643	14,924
Curtiss-Wright Corp.	1,885	87,860
DRS Technologies Inc.	3,101	177,594
EDO Corp.	1,320	43,388
Esterline Technologies Corp.(a)	1,651	79,760
General Dynamics Corp.	27,945	2,185,858
Kaman Corp.	1,301	40,578
L-3 Communications Holdings Inc.	6,642	646,864
Moog Inc. Class A(a)	2,289	100,968
MTC Technologies Inc.(a)	562	13,803
Northrop Grumman Corp.	25,924	2,018,702
Orbital Sciences Corp.(a)	736	15,463
Raytheon Co.	17,212	927,555
Sequa Corp. Class A(a)	582	65,184
Spirit AeroSystems Holdings Inc. Class A(a)	1,035	37,312
Teledyne Technologies Inc.(a)	434	19,942
Triumph Group Inc.	1,037	67,892
United Technologies Corp.	31,093	2,205,426

		8,792,526

AGRICULTURE—1.38%
Altria Group Inc.	72,358	5,075,190
Andersons Inc. (The)(b)	1,253	56,798
Archer-Daniels-Midland Co.	52,324	1,731,401
Bunge Ltd.	9,664	816,608
Loews Corp. - Carolina Group	3,557	274,849
Maui Land & Pineapple Co. Inc.(a)	226	8,301
Reynolds American Inc.	13,729	895,131
Universal Corp.	2,177	132,623
UST Inc.	5,781	310,498
Vector Group Ltd.(b)	872	19,646

		9,321,045

AIRLINES—0.25%
Alaska Air Group Inc.(a)	3,435	95,699

ExpressJet Holdings Inc.(a)	4,005	23,950
JetBlue Airways Corp.(a)(b)	12,401	145,712
Northwest Airlines Corp.(a)	7,148	158,686
Republic Airways Holdings Inc.(a)	2,933	59,687
SkyWest Inc.	5,199	123,892
Southwest Airlines Co.	49,354	735,868
UAL Corp.(a)	3,791	153,877
US Airways Group Inc.(a)	6,556	198,450

		1,695,821

APPAREL—0.27%
Cherokee Inc.	165	6,029
Columbia Sportswear Co.	863	59,271
G-III Apparel Group Ltd.(a)	67	1,058
Jones Apparel Group Inc.	8,774	247,865
Kellwood Co.	2,093	58,855
K-Swiss Inc. Class A	1,406	39,832
Liz Claiborne Inc.	7,849	292,768
Maidenform Brands Inc.(a)	719	14,279
Oxford Industries Inc.	1,239	54,937
Perry Ellis International Inc.(a)	916	29,468
Quiksilver Inc.(a)	6,933	97,963
Steven Madden Ltd.	832	27,256
Stride Rite Corp.	2,681	54,317
Timberland Co. Class A(a)	2,423	61,035
VF Corp.	7,142	654,064
Warnaco Group Inc. (The)(a)	1,813	71,323
Weyco Group Inc.	597	16,077
Wolverine World Wide Inc.	2,023	56,057

		1,842,454

AUTO MANUFACTURERS—0.42%
A.S.V. Inc.(a)(b)	665	11,491
Ford Motor Co.	145,112	1,366,955
General Motors Corp.	38,635	1,460,403
Wabash National Corp.	2,461	36,004

		2,874,853

AUTO PARTS & EQUIPMENT—0.28%
Accuride Corp.(a)	1,898	29,248
Aftermarket Technology Corp.(a)	1,761	52,266
American Axle & Manufacturing Holdings Inc.	3,605	106,780
ArvinMeritor Inc.	5,753	127,717
Autoliv Inc.	2,617	148,829
BorgWarner Inc.	3,699	318,262
Commercial Vehicle Group Inc.(a)	1,723	32,099
Cooper Tire & Rubber Co.	4,969	137,244
Exide Technologies Inc.(a)	4,892	45,496
Johnson Controls Inc.	3,245	375,674
Lear Corp.(a)	4,121	146,749
Miller Industries Inc.(a)	594	14,909
Modine Manufacturing Co.	2,612	59,031
Standard Motor Products Inc.	1,269	19,073
Superior Industries International Inc.(b)	1,839	40,017
Tenneco Inc.(a)	2,883	101,020
TRW Automotive Holdings Corp.(a)	3,422	126,032
Visteon Corp.(a)	5,076	41,116

		1,921,562

BANKS—10.50%
Alabama National BanCorporation	1,370	84,721
AMCORE Financial Inc.	1,862	53,979
AmericanWest Bancorporation	1,386	25,267

Ameris Bancorp	1,091	24,515
Associated Banc-Corp	10,276	336,025
BancFirst Corp.	642	27,490
Banco Latinoamericano de Exportaciones SA	2,192	41,210
Bancorp Inc. (The)(a)	865	19,341
BancorpSouth Inc.	6,623	161,999
Bank Mutual Corp.	4,457	51,389
Bank of America Corp.	355,929	17,401,369
Bank of Hawaii Corp.	2,648	136,743
Bank of New York Co. Inc. (The)	61,116	2,532,647
Bank of the Ozarks Inc.	204	5,685
Banner Corp.	1,048	35,695
BB&T Corp.	44,170	1,796,836
BOK Financial Corp.	1,793	95,782
Boston Private Financial Holdings Inc.	2,985	80,207
Capital City Bank Group Inc.(b)	1,024	32,092
Capital Corp of the West	769	18,425
Capitol Bancorp Ltd.	1,148	31,375
Cascade Bancorp	1,624	37,579
Cathay General Bancorp	4,123	138,285
Centennial Bank Holdings Inc.(a)	4,447	37,666
Center Financial Corp.	810	13,705
Central Pacific Financial Corp.	2,478	81,799
Chemical Financial Corp.	2,000	51,740
Chittenden Corp.	3,715	129,839
Citizens Republic Bancorp Inc.	6,100	111,630
City Bank	980	30,880
City Holding Co.	1,383	53,010
City National Corp.	3,296	250,793
CoBiz Inc.	729	13,209
Colonial BancGroup Inc. (The)	12,807	319,791
Columbia Banking System Inc.	1,302	38,083
Comerica Inc.	12,480	742,186
Commerce Bancorp Inc.	10,841	401,009
Commerce Bancshares Inc.	5,609	254,088
Community Bancorp(a)	840	23,503
Community Bank System Inc.	2,424	48,528
Community Banks Inc.	1,995	64,279
Community Trust Bancorp Inc.	1,226	39,600
Compass Bancshares Inc.	10,538	726,911
Corus Bankshares Inc.(b)	3,136	54,127
Cullen/Frost Bankers Inc.	4,835	258,527
CVB Financial Corp.	5,345	59,436
East West Bancorp Inc.	4,920	191,290
Enterprise Financial Services Corp.	234	5,817
F.N.B. Corp. (Pennsylvania)	4,865	81,440
Fifth Third Bancorp	44,096	1,753,698
First Bancorp (North Carolina)	970	18,168
First BanCorp (Puerto Rico)	6,708	73,721
First Busey Corp. Class A	1,104	22,069
First Charter Corp.	2,833	55,159
First Citizens BancShares Inc. Class A	484	94,090
First Commonwealth Financial Corp.	5,964	65,127
First Community Bancorp	2,084	119,226
First Community Bancshares Inc.	810	25,264
First Financial Bancorp	2,674	40,083
First Financial Bankshares Inc.	1,575	61,126
First Financial Corp.	1,064	31,239
First Horizon National Corp.	10,001	390,039
First Indiana Corp.	995	22,009
First Merchants Corp.	1,475	35,444
First Midwest Bancorp Inc.	4,005	142,218
First Regional Bancorp(a)	673	17,121

First Republic Bank	1,891	101,471
1st Source Corp.	1,026	25,568
First State Bancorp	1,648	35,086
FirstMerit Corp.	6,483	135,689
Fremont General Corp.(b)	5,458	58,728
Frontier Financial Corp.	2,951	66,486
Fulton Financial Corp.	13,953	201,202
Glacier Bancorp Inc.	4,245	86,386
Great Southern Bancorp Inc.	838	22,668
Greater Bay Bancorp	4,118	114,645
Green Bancshares Inc.	700	21,882
Hancock Holding Co.	2,156	80,958
Hanmi Financial Corp.	3,273	55,837
Harleysville National Corp.	2,333	37,608
Heartland Financial USA Inc.	1,024	24,883
Heritage Commerce Corp.	938	22,212
Home Bancshares Inc.	927	20,904
Horizon Financial Corp.	987	21,507
Huntington Bancshares Inc.	18,777	426,989
IBERIABANK Corp.	935	46,236
Independent Bank Corp. (Massachusetts)	1,145	33,823
Independent Bank Corp. (Michigan)	1,819	31,305
Integra Bank Corp.	1,674	35,941
International Bancshares Corp.	4,127	105,734
Irwin Financial Corp.	1,517	22,709
ITLA Capital Corp.	443	23,089
KeyCorp	31,437	1,079,232
K-Fed Bancorp	28	439
Lakeland Bancorp Inc.(b)	1,539	20,469
Lakeland Financial Corp.	982	20,887
M&T Bank Corp.	5,482	586,026
Macatawa Bank Corp.	1,246	19,824
MainSource Financial Group Inc.	1,510	25,353
Marshall & Ilsley Corp.	20,762	988,894
MB Financial Inc.	2,941	102,170
Mellon Financial Corp.	1,912	84,128
Midwest Banc Holdings Inc.	1,573	22,808
Nara Bancorp Inc.	1,802	28,706
National City Corp.	41,025	1,366,953
National Penn Bancshares Inc.	3,838	64,018
NBT Bancorp Inc.	2,741	61,837
Northern Trust Corp.	2,686	172,549
Old National Bancorp	5,353	88,913
Old Second Bancorp Inc.	1,057	30,822
Omega Financial Corp.	1,018	27,374
Oriental Financial Group Inc.	1,670	18,220
Pacific Capital Bancorp	3,790	102,254
Park National Corp.(b)	975	82,670
Peoples Bancorp Inc.	848	22,955
Pinnacle Financial Partners Inc.(a)	564	16,559
PNC Financial Services Group Inc. (The)	27,651	1,979,259
Popular Inc.	22,194	356,658
Preferred Bank	635	25,400
PrivateBancorp Inc.	560	16,128
Prosperity Bancshares Inc.	2,863	93,792
Provident Bankshares Corp.	2,598	85,162
Regions Financial Corp.	56,494	1,869,951
Renasant Corp.	1,447	32,905
Republic Bancorp Inc. Class A	763	12,658
Royal Bancshares of Pennsylvania Inc. Class A	438	8,633
S&T Bancorp Inc.	1,999	65,767
Sandy Spring Bancorp Inc.	1,269	39,897
Santander BanCorp	353	5,246

SCBT Financial Corp.	740	26,936
Seacoast Banking Corp. of Florida	1,195	25,991
Security Bank Corp.	1,318	26,492
Signature Bank(a)	122	4,160
Simmons First National Corp. Class A	1,137	31,370
Sky Financial Group Inc.	9,497	264,586
South Financial Group Inc. (The)	5,975	135,274
Southside Bancshares Inc.	788	17,115
Southwest Bancorp Inc.	1,152	27,694
State Street Corp.	6,049	413,752
Sterling Bancorp	1,505	24,125
Sterling Bancshares Inc.	5,996	67,815
Sterling Financial Corp. (Pennsylvania)	2,128	22,387
Sterling Financial Corp. (Washington)	4,130	119,522
Suffolk Bancorp	139	4,437
Sun Bancorp Inc. (New Jersey)(a)	1,176	19,839
SunTrust Banks Inc.	28,593	2,451,564
Superior Bancorp(a)	1,361	13,923
Susquehanna Bancshares Inc.	4,201	93,976
SVB Financial Group(a)	2,244	119,179
SY Bancorp Inc.	990	23,522
Synovus Financial Corp.	13,755	422,278
Taylor Capital Group Inc.	466	12,829
TCF Financial Corp.	10,420	289,676
Texas Capital Bancshares Inc.(a)	1,660	37,101
Tompkins Financial Corp.	529	19,785
TriCo Bancshares	1,129	25,244
Trustmark Corp.	3,944	101,992
U.S. Bancorp	139,431	4,594,251
UCBH Holdings Inc.	8,049	147,055
UMB Financial Corp.	2,495	91,991
Umpqua Holdings Corp.	4,935	116,022
Union Bankshares Corp.	1,076	24,963
UnionBanCal Corp.	3,853	230,024
United Bancshares Inc.	2,898	92,156
United Community Banks Inc.	2,957	76,557
Univest Corp. of Pennsylvania	1,046	23,556
USB Holding Co. Inc.	911	17,364
Valley National Bancorp	9,697	218,086
Virginia Commerce Bancorp Inc.(a)	194	3,281
W Holding Co. Inc.	9,195	24,275
Wachovia Corp.	153,450	7,864,313
Washington Trust Bancorp Inc.	921	23,218
Webster Financial Corp.	4,554	194,319
Wells Fargo & Co.	269,263	9,469,980
WesBanco Inc.	1,684	49,678
West Coast Bancorp	1,266	38,474
Westamerica Bancorporation	1,785	78,968
Western Alliance Bancorporation(a)	577	17,223
Whitney Holding Corp.	5,442	163,804
Wilmington Trust Corp.	5,537	229,841
Wilshire Bancorp Inc.	1,225	14,920
Wintrust Financial Corp.	1,945	85,288
Yardville National Bancorp	798	27,252
Zions Bancorporation	8,644	664,810

		71,126,638

BEVERAGES—0.94%
Anheuser-Busch Companies Inc.	22,530	1,175,165
Boston Beer Co. Inc. Class A(a)	104	4,092
Brown-Forman Corp. Class B	1,855	135,563
Coca-Cola Co. (The)	62,974	3,294,170
Coca-Cola Enterprises Inc.	24,896	597,504

Constellation Brands Inc. Class A(a)	15,230	369,784
Farmer Brothers Co.	544	12,311
Molson Coors Brewing Co. Class B	4,356	402,756
Pepsi Bottling Group Inc.	8,501	286,314
PepsiAmericas Inc.	4,754	116,758

		6,394,417

BIOTECHNOLOGY—0.53%
Amgen Inc.(a)	26,492	1,464,743
Arena Pharmaceuticals Inc.(a)	4,911	53,972
ARIAD Pharmaceuticals Inc.(a)	2,334	12,814
Biogen Idec Inc.(a)	22,184	1,186,844
Bio-Rad Laboratories Inc. Class A(a)	1,506	113,808
Cambrex Corp.	2,309	30,640
Celera Group(a)	6,353	78,777
Charles River Laboratories International Inc.(a)	3,574	184,490
Cytokinetics Inc.(a)	728	4,113
Enzon Pharmaceuticals Inc.(a)	500	3,925
Immunomedics Inc.(a)	661	2,743
Incyte Corp.(a)	2,728	16,368
InterMune Inc.(a)	308	7,990
Invitrogen Corp.(a)	2,351	173,386
Martek Biosciences Corp.(a)	2,599	67,496
Maxygen Inc.(a)	1,964	16,831
Millennium Pharmaceuticals Inc.(a)	11,592	122,527
Molecular Insight Pharmaceuticals Inc.(a)	36	340
Momenta Pharmaceuticals Inc.(a)	1,074	10,826
Orexigen Therapeutics Inc.(a)	83	1,247
Telik Inc.(a)(b)	295	997
XOMA Ltd.(a)	1,495	4,545

		3,559,422

BUILDING MATERIALS—0.31%
Armstrong World Industries Inc.(a)	1,566	78,535
Builders FirstSource Inc.(a)	1,143	18,357
Comfort Systems USA Inc.	2,941	41,703
Goodman Global Inc.(a)	558	12,399
Interline Brands Inc.(a)	1,333	34,765
Lennox International Inc.	4,026	137,810
LSI Industries Inc.	1,478	26,456
Masco Corp.	28,482	810,883
NCI Building Systems Inc.(a)	1,390	68,569
Owens Corning(a)	8,884	298,769
PGT Inc.(a)	595	6,503
Simpson Manufacturing Co. Inc.(b)	1,569	52,938
Texas Industries Inc.	1,301	102,011
Trex Co. Inc.(a)(b)	846	16,607
U.S. Concrete Inc.(a)	1,693	14,712
Universal Forest Products Inc.	1,344	56,797
USG Corp.(a)	6,457	316,651

		2,094,465

CHEMICALS—2.09%
Air Products and Chemicals Inc.	9,169	736,913
Airgas Inc.	398	19,064
Arch Chemicals Inc.	1,958	68,804
Ashland Inc.	4,522	289,182
Cabot Corp.	1,452	69,231
Celanese Corp. Class A	3,872	150,156
CF Industries Holdings Inc.	4,021	240,818
Chemtura Corp.	18,212	202,335
Cytec Industries Inc.	3,392	216,308
Dow Chemical Co. (The)	76,437	3,380,044

Du Pont (E.I.) de Nemours and Co.	62,288	3,166,722
Eastman Chemical Co.	6,700	431,011
Ferro Corp.	3,496	87,155
FMC Corp.	3,086	275,858
Fuller (H.B.) Co.	4,888	146,102
Georgia Gulf Corp.(b)	2,771	50,183
Grace (W.R.) & Co.(a)	3,495	85,593
Hercules Inc.(a)	4,950	97,267
Huntsman Corp.	7,278	176,928
Innophos Holdings Inc.	856	12,241
Innospec Inc.	967	57,256
International Flavors & Fragrances Inc.	1,833	95,573
Lubrizol Corp.	4,114	265,559
Lyondell Chemical Co.	18,502	686,794
Minerals Technologies Inc.	1,538	102,969
Mosaic Co. (The)(a)	7,117	277,705
NewMarket Corp.	975	47,161
NL Industries Inc.	576	5,772
Olin Corp.	5,942	124,782
OM Group Inc.(a)	2,402	127,114
Pioneer Companies Inc.(a)	954	32,789
PolyOne Corp.(a)	7,492	53,867
PPG Industries Inc.	13,156	1,001,303
Rockwood Holdings Inc.(a)	2,825	103,254
Rohm & Haas Co.	5,635	308,122
RPM International Inc.	1,363	31,499
Schulman (A.) Inc.	2,173	52,869
Sensient Technologies Corp.	3,788	96,177
Sigma-Aldrich Corp.	7,386	315,161
Spartech Corp.	2,575	68,366
Stepan Co.	500	15,140
Symyx Technologies Inc.(a)	1,221	14,054
Tronox Inc. Class B	3,340	46,927
UAP Holding Corp.	1,751	52,775
Valspar Corp. (The)	7,287	207,024
Westlake Chemical Corp.	1,546	43,474

		14,135,401

COAL—0.00%
International Coal Group Inc.(a)	4,719	28,220

		28,220

COMMERCIAL SERVICES—0.69%
Aaron Rents Inc.	1,459	42,603
ABM Industries Inc.	3,229	83,340
Advance America Cash Advance Centers Inc.	426	7,557
Albany Molecular Research Inc.(a)	1,248	18,533
Avis Budget Group Inc.(a)	5,288	150,338
Barrett Business Services Inc.	196	5,063
BearingPoint Inc.(a)	16,242	118,729
Bowne & Co. Inc.	2,224	43,390
CBIZ Inc.(a)	2,753	20,235
CDI Corp.	820	26,404
Chemed Corp.	144	9,546
Clayton Holdings Inc.(a)	805	9,169
Coinstar Inc.(a)	1,610	50,683
Compass Diversified Trust	1,705	30,400
Consolidated Graphics Inc.(a)	130	9,006
Convergys Corp.(a)	11,031	267,391
Cornell Companies Inc.(a)	856	21,023
CRA International Inc.(a)	110	5,302
Cross Country Healthcare Inc.(a)	2,377	39,648
Deluxe Corp.	4,182	169,831

Dollar Thrifty Automotive Group Inc.(a)	1,910	78,004
Donnelley (R.R.) & Sons Co.	17,616	766,472
DynCorp International Inc.(a)	1,745	38,373
Electro Rent Corp.	1,396	20,298
ExlService Holdings Inc.(a)	362	6,784
Exponent Inc.(a)	315	7,047
First Advantage Corp. Class A(a)	216	4,970
Forrester Research Inc.(a)	68	1,913
Gevity HR Inc.	1,204	23,273
Global Cash Access Inc.(a)	193	3,092
Great Lakes Dredge & Dock Corp.(a)	89	845
HealthSpring Inc.(a)	1,449	27,618
Heidrick & Struggles International Inc.(a)	85	4,355
Hertz Global Holdings Inc.(a)	8,990	238,864
Hewitt Associates Inc. Class A(a)	2,871	91,872
Home Solutions of America Inc.(a)(b)	2,451	14,657
ICT Group Inc.(a)	261	4,883
Integrated Electrical Services Inc.(a)	551	18,166
Interactive Data Corp.	1,882	50,400
Jackson Hewitt Tax Service Inc.	453	12,734
Kelly Services Inc. Class A	1,471	40,394
Kforce Inc.(a)	557	8,901
Korn/Ferry International(a)	629	16,518
Landauer Inc.	347	17,090
Laureate Education Inc.(a)	251	15,477
LECG Corp.(a)	1,130	17,074
Lincoln Educational Services Corp.(a)	104	1,545
Live Nation Inc.(a)	4,884	109,304
MAXIMUS Inc.	1,612	69,929
McKesson Corp.	1,869	111,467
Monro Muffler Brake Inc.	130	4,868
MPS Group Inc.(a)	7,451	99,620
Multi-Color Corp.	45	1,769
Navigant Consulting Inc.(a)	1,419	26,337
On Assignment Inc.(a)	2,229	23,895
PeopleSupport Inc.(a)	923	10,476
PharmaNet Development Group Inc.(a)	776	24,739
PHH Corp.(a)	4,311	134,546
PRA International(a)	536	13,561
Protection One Inc.(a)	92	1,376
Providence Service Corp. (The)(a)	226	6,039
QC Holdings Inc.	142	2,130
Rent-A-Center Inc.(a)	5,669	148,698
RSC Holdings Inc.(a)	758	15,160
SAIC Inc.(a)	7,966	143,946
Service Corp. International	23,686	302,707
ServiceMaster Co. (The)	4,617	71,379
Source Interlink Companies Inc.(a)(b)	2,234	11,125
Spherion Corp.(a)	2,272	21,334
Standard Parking Corp.(a)	166	5,832
Steiner Leisure Ltd.(a)	341	16,750
Stewart Enterprises Inc. Class A	8,211	63,964
TNS Inc.	1,950	28,099
United Rentals Inc.(a)	6,580	214,113
Valassis Communications Inc.(a)	1,963	33,744
Viad Corp.	1,698	71,605

Volt Information Sciences Inc.(a)	1,144	21,095
Watson Wyatt Worldwide Inc.	2,612	131,854
Western Union Co.	3,549	73,926
Wright Express Corp.(a)	267	9,150

		4,684,347

COMPUTERS—1.37%
Affiliated Computer Services Inc. Class A(a)	4,338	246,051
Agilysys Inc.	2,486	55,935
BISYS Group Inc. (The)(a)	9,769	115,567
CACI International Inc. Class A(a)	2,283	111,525
Cadence Design Systems Inc.(a)	16,003	351,426
Ceridian Corp.(a)	1,133	39,655
CIBER Inc.(a)	4,373	35,771
Computer Sciences Corp.(a)	13,870	820,410
Covansys Corp.(a)	1,017	34,507
Cray Inc.(a)	1,229	9,377
Electronic Data Systems Corp.	17,034	472,353
Electronics For Imaging Inc.(a)	4,578	129,191
Gateway Inc.(a)	24,693	39,262
Hutchinson Technology Inc.(a)	2,096	39,426
Imation Corp.	2,836	104,535
Immersion Corp.(a)	2,094	31,368
Integral Systems Inc.	254	6,175
International Business Machines Corp.	24,286	2,556,101
Komag Inc.(a)	2,237	71,338
Lexmark International Inc. Class A(a)	3,475	171,352
Manhattan Associates Inc.(a)	391	10,913
Mentor Graphics Corp.(a)	2,677	35,256
Mercury Computer Systems Inc.(a)	1,790	21,838
MTS Systems Corp.	552	24,658
NCR Corp.(a)	12,584	661,163
Ness Technologies Inc.(a)	1,753	22,807
Palm Inc.(a)	8,334	133,427
Perot Systems Corp. Class A(a)	7,035	119,876
Quantum Corp.(a)	15,793	50,064
Rackable Systems Inc.(a)	2,080	25,709
RadiSys Corp.(a)	1,426	17,682
Rimage Corp.(a)	144	4,549
SanDisk Corp.(a)	7,357	360,052
Seagate Technology	26,972	587,180
SI International Inc.(a)	1,056	34,869
Silicon Graphics Inc.(a)	494	13,111
Silicon Storage Technology Inc.(a)	7,318	27,296
SRA International Inc. Class A(a)	1,421	35,894
STEC Inc.(a)	1,758	11,304
Sun Microsystems Inc.(a)	213,140	1,121,116
Unisys Corp.(a)	28,021	256,112
Western Digital Corp.(a)	12,552	242,881

		9,259,082

COSMETICS & PERSONAL CARE—1.45%
Alberto-Culver Co.	5,616	133,212
Avon Products Inc.	2,758	101,356
Chattem Inc.(a)	144	9,127
Colgate-Palmolive Co.	3,215	208,493
Elizabeth Arden Inc.(a)	1,964	47,647
Inter Parfums Inc.	99	2,635
Procter & Gamble Co.	152,537	9,333,739
Revlon Inc. Class A(a)	15,846	21,709

		9,857,918

DISTRIBUTION & WHOLESALE—0.21%
Beacon Roofing Supply Inc.(a)	325	5,522
BlueLinx Holdings Inc.	929	9,745
Brightpoint Inc.(a)	427	5,888
Building Materials Holding Corp.	2,368	33,602
Central European Distribution Corp.(a)	418	14,471
Core-Mark Holding Co. Inc.(a)	738	26,553
Genuine Parts Co.	13,625	675,800

Grainger (W.W.) Inc.	932	86,723
Ingram Micro Inc. Class A(a)	11,688	253,746
NuCO2 Inc.(a)	279	7,162
Owens & Minor Inc.(b)	2,682	93,709
ScanSource Inc.(a)	214	6,846
Tech Data Corp.(a)	4,430	170,378
United Stationers Inc.(a)	819	54,578
Watsco Inc.	131	7,126

		1,451,849

DIVERSIFIED FINANCIAL SERVICES—10.37%
Accredited Home Lenders Holding Co.(a)(b)	1,723	23,553
Advanta Corp. Class B	1,544	48,080
AmeriCredit Corp.(a)	8,855	235,100
Ameriprise Financial Inc.	18,853	1,198,485
Ampal-American Israel Corp. Class A(a)	1,408	8,378
Asset Acceptance Capital Corp.(a)	1,364	24,143
Asta Funding Inc.(b)	303	11,644
Bear Stearns Companies Inc. (The)	9,542	1,335,880
BlackRock Inc.	2,179	341,210
Calamos Asset Management Inc. Class A	1,760	44,968
Capital One Financial Corp.	33,323	2,613,856
Centerline Holding Co.	1,829	32,922
CIT Group Inc.	15,360	842,189
Citigroup Inc.	396,730	20,348,282
CompuCredit Corp.(a)	656	22,973
Countrywide Financial Corp.	47,567	1,729,060
Cowen Group Inc.(a)	1,274	22,817
Delta Financial Corp.	1,332	16,344
E*TRADE Financial Corp.(a)	21,233	469,037
Edwards (A.G.) Inc.	815	68,908
Encore Capital Group Inc.(a)	1,088	13,578
eSpeed Inc.(a)	1,569	13,556
Evercore Partners Inc. Class A	663	19,738
Federal Agricultural Mortgage Corp.(b)	832	28,471
Federal Home Loan Mortgage Corp.	32,241	1,957,029
Federal National Mortgage Association	78,032	5,097,831
Financial Federal Corp.	2,167	64,620
Friedman, Billings, Ramsey Group Inc. Class A	12,986	70,904
GAMCO Investors Inc. Class A	331	18,553
Goldman Sachs Group Inc. (The)	18,408	3,989,934
IndyMac Bancorp Inc.(b)	5,929	172,949
Interactive Brokers Group Inc.(a)	1,789	48,536
Janus Capital Group Inc.	3,361	93,570
Jefferies Group Inc.	10,106	272,660
JPMorgan Chase & Co.	273,982	13,274,428
KBW Inc.(a)	2,218	65,165
Knight Capital Group Inc. Class A(a)	4,920	81,672
LaBranche & Co. Inc.(a)	4,285	31,623
Legg Mason Inc.	6,193	609,267
Lehman Brothers Holdings Inc.	42,708	3,182,600
Merrill Lynch & Co. Inc.	52,215	4,364,130
Morgan Stanley	79,704	6,685,572
Nasdaq Stock Market Inc. (The)(a)	1,816	53,953
National Financial Partners Corp.	998	46,217
Nelnet Inc. Class A	1,302	31,821
NewStar Financial Inc.(a)	557	7,926
Ocwen Financial Corp.(a)	2,862	38,150
Penson Worldwide Inc.(a)	69	1,693
Piper Jaffray Companies(a)	1,522	84,821
Raymond James Financial Inc.	7,579	234,191
Sanders Morris Harris Group Inc.	1,497	17,425
Stewart (W.P.) & Co. Ltd.	963	10,487

Student Loan Corp. (The)	323	65,860
SWS Group Inc.	1,575	34,052
Thomas Weisel Partners Group Inc.(a)	1,737	28,921
Waddell & Reed Financial Inc. Class A	1,108	28,819

		70,278,551

ELECTRIC—4.94%
ALLETE Inc.	2,066	97,205
Alliant Energy Corp.	9,032	350,893
Ameren Corp.	16,576	812,390
American Electric Power Co. Inc.	31,961	1,439,523
Aquila Inc.(a)	30,191	123,481
Avista Corp.	4,250	91,587
Black Hills Corp.	3,034	120,601
Central Vermont Public Service Corp.	821	30,935
CH Energy Group Inc.	1,271	57,157
Cleco Corp.	4,809	117,820
CMS Energy Corp.	18,089	311,131
Consolidated Edison Inc.	21,677	978,066
Constellation Energy Group Inc.	3,254	283,651
Dominion Resources Inc.	28,087	2,424,189
DPL Inc.	4,228	119,822
DTE Energy Co.	14,079	678,889
Duke Energy Corp.	100,964	1,847,641
Dynegy Inc. Class A(a)	22,832	215,534
Edison International	26,116	1,465,630
El Paso Electric Co.(a)	3,689	90,602
Empire District Electric Co. (The)	2,446	54,717
Energy East Corp.	12,538	327,116
EnerNOC Inc.(a)	56	2,135
Entergy Corp.	15,814	1,697,633
Exelon Corp.	29,552	2,145,475
FirstEnergy Corp.	24,436	1,581,742
FPL Group Inc.	32,582	1,848,703
Great Plains Energy Inc.	6,930	201,802
Hawaiian Electric Industries Inc.	6,604	156,449
IDACORP Inc.	3,545	113,582
Integrys Energy Group Inc.	6,098	309,352
MDU Resources Group Inc.	14,468	405,683
MGE Energy Inc.	1,709	55,833
Mirant Corp.(a)	6,494	276,969
Northeast Utilities	12,269	347,949
NorthWestern Corp.	2,893	92,026
NRG Energy Inc.(a)	3,808	158,299
NSTAR	8,606	279,265
OGE Energy Corp.	7,393	270,953
Otter Tail Corp.	2,395	76,808
Pepco Holdings Inc.	15,373	433,519
PG&E Corp.	28,172	1,276,192
Pike Electric Corp.(a)	334	7,475
Pinnacle West Capital Corp.	8,076	321,829
PNM Resources Inc.	6,178	171,687
Portland General Electric Co.	2,457	67,420
PPL Corp.	7,787	364,354
Progress Energy Inc.	20,661	941,935
Public Service Enterprise Group Inc.	20,331	1,784,655
Puget Energy Inc.	9,415	227,655
Reliant Energy Inc.(a)	27,331	736,570
SCANA Corp.	9,266	354,795
Sierra Pacific Resources Corp.(a)	15,225	267,351
Southern Co. (The)	60,271	2,066,693
TECO Energy Inc.	16,890	290,170
TXU Corp.	9,801	659,607

UIL Holdings Corp.	2,027	67,094
UniSource Energy Corp.	2,843	93,506
Westar Energy Inc.	7,160	173,845
Wisconsin Energy Corp.	9,308	411,693
Xcel Energy Inc.	32,695	669,267

		33,446,550

ELECTRICAL COMPONENTS & EQUIPMENT—0.20%
Emerson Electric Co.	10,722	501,790
Encore Wire Corp.(b)	1,882	55,406
Energizer Holdings Inc.(a)	1,283	127,787
EnerSys Inc.(a)	1,723	31,531
GrafTech International Ltd.(a)	8,002	134,754
Greatbatch Inc.(a)	227	7,355
Hubbell Inc. Class B	3,196	173,287
Insteel Industries Inc.	788	14,184
Lamson & Sessions Co.(a)	988	26,251
Littelfuse Inc.(a)	1,237	41,773
Molex Inc.	4,768	143,088
Powell Industries Inc.(a)	217	6,892
Power-One Inc.(a)	5,656	22,511
Superior Essex Inc.(a)	1,646	61,478
Universal Display Corp.(a)(b)	729	11,453

		1,359,540

ELECTRONICS—0.58%
Analogic Corp.	1,124	82,625
Applera Corp. - Applied Biosystems Group	12,083	369,015
Arrow Electronics Inc.(a)	4,491	172,589
Avnet Inc.(a)	4,973	197,130
AVX Corp.	3,268	54,706
Badger Meter Inc.(b)	176	4,974
Bel Fuse Inc. Class B	958	32,601
Benchmark Electronics Inc.(a)	4,716	106,676
Brady Corp. Class A	4,061	150,826
Checkpoint Systems Inc.(a)	3,176	80,194
Coherent Inc.(a)	1,695	51,714
CTS Corp.	2,891	36,600
Cubic Corp.	452	13,641
Cymer Inc.(a)	672	27,014
Eagle Test Systems Inc.(a)	68	1,092
Electro Scientific Industries Inc.(a)	2,355	48,984
Excel Technology Inc.(a)	787	21,989
Jabil Circuit Inc.	5,487	121,098
KEMET Corp.(a)	6,764	47,686
L-1 Identity Solutions Inc.(a)	2,224	45,481
Measurement Specialties Inc.(a)	694	16,434
Methode Electronics Inc.	2,947	46,121
Multi-Fineline Electronix Inc.(a)	371	6,366
OSI Systems Inc.(a)	650	17,777
Park Electrochemical Corp.	1,628	45,877
PerkinElmer Inc.	7,227	188,336
Plexus Corp.(a)	1,474	33,887
Rofin-Sinar Technologies Inc.(a)	130	8,970
Rogers Corp.(a)	1,424	52,688
Sanmina-SCI Corp.(a)	33,217	103,969
Solectron Corp.(a)	49,433	181,913
Sonic Solutions Inc.(a)	1,325	16,708
Stoneridge Inc.(a)	1,145	14,129
Technitrol Inc.	2,064	59,175
Tektronix Inc.	5,094	171,872
Thermo Fisher Scientific Inc.(a)	17,001	879,292
TTM Technologies Inc.(a)	2,995	38,935

Varian Inc.(a)	1,034	56,694
Vishay Intertechnology Inc.(a)	12,380	195,852
Watts Water Technologies Inc. Class A	2,531	94,837
X-Rite Inc.	1,732	25,582
Zygo Corp.(a)	1,317	18,820

		3,940,869

ENERGY - ALTERNATE SOURCES—0.02%
Aventine Renewable Energy Holdings Inc.(a)	932	15,816
Comverge Inc.(a)	132	4,093
Evergreen Energy Inc.(a)(b)	4,347	26,212
Headwaters Inc.(a)	3,175	54,832
MGP Ingredients Inc.	732	12,371
Pacific Ethanol Inc.(a)	1,008	13,306
US BioEnergy Corp.(a)	342	3,885
VeraSun Energy Corp.(a)	338	4,894

		135,409

ENGINEERING & CONSTRUCTION—0.16%
AECOM Technology Corp.(a)	733	18,186
Dycom Industries Inc.(a)	1,710	51,266
EMCOR Group Inc.(a)	2,569	187,280
Granite Construction Inc.	1,233	79,134
Insituform Technologies Inc. Class A(a)	2,197	47,917
KBR Inc.(a)	13,406	351,639
Perini Corp.(a)	499	30,703
Shaw Group Inc. (The)(a)	554	25,645
URS Corp.(a)	3,230	156,816
Washington Group International Inc.(a)	1,990	159,220

		1,107,806

ENTERTAINMENT—0.08%
Bluegreen Corp.(a)	1,710	19,990
Carmike Cinemas Inc.(b)	1,015	22,289
Churchill Downs Inc.	761	39,861
Cinemark Holdings Inc.(a)	1,218	21,790
DreamWorks Animation SKG Inc. Class A(a)	1,106	31,897
Great Wolf Resorts Inc.(a)	2,473	35,240
International Speedway Corp. Class A	2,801	147,641
Isle of Capri Casinos Inc.(a)	1,163	27,865
Lakes Entertainment Inc.(a)	698	8,243
Magna Entertainment Corp. Class A(a)	3,244	9,472
Pinnacle Entertainment Inc.(a)	2,223	62,577
Regal Entertainment Group Class A	1,191	26,119
Six Flags Inc.(a)	5,683	34,609
Speedway Motorsports Inc.	1,121	44,818
Steinway Musical Instruments Inc.	646	22,345
Warner Music Group Corp.	1,296	18,727

		573,483

ENVIRONMENTAL CONTROL—0.20%
Allied Waste Industries Inc.(a)	19,541	263,022
American Ecology Corp.	94	2,013
Calgon Carbon Corp.(a)(b)	3,238	37,561
Casella Waste Systems Inc. Class A(a)	1,831	19,738
Metal Management Inc.	1,901	83,777
Mine Safety Appliances Co.	1,415	61,920
Republic Services Inc.	1,420	43,509
Tetra Tech Inc.(a)	1,887	40,665
Waste Connections Inc.(a)	1,577	47,688

Waste Management Inc.	18,170	709,538
Waste Services Inc.(a)	1,567	19,039

		1,328,470

FOOD—2.23%
Benihana Inc.(a)	105	2,100
Cal-Maine Foods Inc.	946	15,495
Campbell Soup Co.	8,031	311,683
Chiquita Brands International Inc.(a)(b)	3,422	64,881
ConAgra Foods Inc.	39,913	1,072,063
Corn Products International Inc.	5,998	272,609
Dean Foods Co.	9,784	311,816
Del Monte Foods Co.	16,269	197,831
Flowers Foods Inc.	2,383	79,497
Fresh Del Monte Produce Inc.	2,287	57,289
General Mills Inc.	25,543	1,492,222
Great Atlantic & Pacific Tea Co.(a)	1,262	42,327
Hain Celestial Group Inc.(a)	3,198	86,794
Heinz (H.J.) Co.	11,642	552,646
Hershey Co. (The)	3,990	201,974
Hormel Foods Corp.	5,957	222,494
Imperial Sugar Co.(b)	947	29,158
Ingles Markets Inc. Class A	143	4,926
J&J Snack Foods Corp.	365	13,775
Kellogg Co.	6,223	322,289
Kraft Foods Inc.	128,635	4,534,384
Kroger Co.	20,646	580,772
Lance Inc.	1,796	42,314
McCormick & Co. Inc. NVS	3,549	135,501
Nash Finch Co.	593	29,353
Performance Food Group Co.(a)	2,847	92,499
Pilgrim’s Pride Corp.	3,255	124,243
Ralcorp Holdings Inc.(a)	1,618	86,482
Ruddick Corp.	3,312	99,757
Safeway Inc.	35,391	1,204,356
Sanderson Farms Inc.	530	23,861
Sara Lee Corp.	27,940	486,156
Seaboard Corp.	26	60,970
Smithfield Foods Inc.(a)	8,795	270,798
Smucker (J.M.) Co. (The)	4,562	290,417
Spartan Stores Inc.	1,126	37,057
SUPERVALU Inc.	16,814	778,824
Tootsie Roll Industries Inc.	2,203	61,045
TreeHouse Foods Inc.(a)	2,514	66,898
Tyson Foods Inc. Class A	21,068	485,407
Village Super Market Inc. Class A	247	11,809
Weis Markets Inc.	1,000	40,510
Winn-Dixie Stores Inc.(a)	2,609	76,444
Wrigley (William Jr.) Co.	2,316	128,098

		15,101,824

FOREST PRODUCTS & PAPER—0.85%
Bowater Inc.	4,530	113,023
Buckeye Technologies Inc.(a)	3,063	47,385
Domtar Corp.(a)	17,869	199,418
Glatfelter Co.	3,627	49,291
International Paper Co.	34,911	1,363,275
Louisiana-Pacific Corp.	8,406	159,042
MeadWestvaco Corp.	14,713	519,663
Mercer International Inc.(a)	2,567	26,183
Neenah Paper Inc.	373	15,390
Plum Creek Timber Co. Inc.	13,005	541,788
Potlatch Corp.	3,144	135,349
Rayonier Inc.	5,858	264,430
Rock-Tenn Co. Class A	2,829	89,736
Schweitzer-Mauduit International Inc.	1,266	39,246

Smurfit-Stone Container Corp.(a)	20,548	273,494
Temple-Inland Inc.	8,440	519,313
Wausau Paper Corp.	3,582	47,999
Weyerhaeuser Co.	17,305	1,365,884
Xerium Technologies Inc.	842	6,416

		5,776,325

GAS—0.70%
AGL Resources Inc.	6,268	253,729
Atmos Energy Corp.	7,156	215,109
Cascade Natural Gas Corp.	928	24,508
Energen Corp.	5,779	317,498
EnergySouth Inc.	413	21,063
KeySpan Corp.	14,040	589,399
Laclede Group Inc. (The)	1,741	55,503
New Jersey Resources Corp.	2,256	115,101
Nicor Inc.	3,627	155,671
NiSource Inc.	21,832	452,141
Northwest Natural Gas Co.	2,174	100,417
Piedmont Natural Gas Co.	6,011	148,171
SEMCO Energy Inc.(a)	2,863	22,246
Sempra Energy	21,143	1,252,300
South Jersey Industries Inc.	2,375	84,027
Southern Union Co.	8,661	282,262
Southwest Gas Corp.	3,396	114,819
UGI Corp.	8,559	233,490
Vectren Corp.	6,163	165,970
WGL Holdings Inc.	3,966	129,450

		4,732,874

HAND & MACHINE TOOLS—0.15%
Black & Decker Corp.	2,566	226,603
Kennametal Inc.	1,318	108,116
Lincoln Electric Holdings Inc.	1,095	81,293
Regal-Beloit Corp.	2,574	119,794
Snap-On Inc.	4,671	235,932
Stanley Works (The)	4,562	276,913

		1,048,651

HEALTH CARE - PRODUCTS—1.75%
AngioDynamics Inc.(a)	931	16,767
Bausch & Lomb Inc.	3,431	238,249
Beckman Coulter Inc.	938	60,670
Boston Scientific Corp.(a)	106,766	1,637,790
Cantel Medical Corp.(a)	929	15,802
CONMED Corp.(a)	2,279	66,729
Cooper Companies Inc.	2,152	114,745
Datascope Corp.	1,036	39,658
Haemonetics Corp.(a)	155	8,155
Hansen Medical Inc.(a)(b)	148	2,796
Hillenbrand Industries Inc.	4,119	267,735
ICU Medical Inc.(a)	342	14,685
Insulet Corp.(a)	121	1,718
Invacare Corp.	2,318	42,489
Inverness Medical Innovations Inc.(a)	2,711	138,315
Johnson & Johnson	145,191	8,946,669
Kensey Nash Corp.(a)	249	6,676
Kinetic Concepts Inc.(a)	783	40,693
Medical Action Industries Inc.(a)	178	3,215
Merit Medical Systems Inc.(a)	1,906	22,796
Orthofix International NV(a)	551	24,778
Steris Corp.	2,836	86,782
Symmetry Medical Inc.(a)	2,586	41,402

TomoTherapy Inc.(a)	116	2,543
Vital Images Inc.(a)	72	1,956
Vital Sign Inc.	79	4,388
Wright Medical Group Inc.(a)	154	3,714
Zoll Medical Corp.(a)	407	9,080

		11,860,995

HEALTH CARE - SERVICES—0.74%
Aetna Inc.	7,781	384,381
Alliance Imaging Inc.(a)	829	7,784
Amedisys Inc.(a)	123	4,469
American Dental Partners Inc.(a)	64	1,662
AMERIGROUP Corp.(a)	4,251	101,174
AmSurg Corp.(a)	2,463	59,457
Apria Healthcare Group Inc.(a)	2,071	59,583
Assisted Living Concepts Inc.(a)	3,454	36,785
Brookdale Senior Living Inc.	2,297	104,674
Capital Senior Living Corp.(a)	1,384	13,037
Centene Corp.(a)	1,068	22,877
Community Health Systems Inc.(a)	7,051	285,213
Coventry Health Care Inc.(a)	819	47,215
Emeritus Corp.(a)	224	6,940
Genesis HealthCare Corp.(a)	1,479	101,193
Gentiva Health Services Inc.(a)	1,538	30,852
Health Management Associates Inc. Class A	19,524	221,793
HealthSouth Corp.(a)	6,344	114,890
Kindred Healthcare Inc.(a)	2,446	75,141
LifePoint Hospitals Inc.(a)	4,652	179,939
Magellan Health Services Inc.(a)	2,650	123,145
Matria Healthcare Inc.(a)	339	10,265
MedCath Corp.(a)	562	17,872
Molina Healthcare Inc.(a)	1,100	33,572
National Healthcare Corp.	205	10,578
Odyssey Healthcare Inc.(a)	2,525	29,947
Option Care Inc.	1,454	22,392
Quest Diagnostics Inc.	920	47,518
RehabCare Group Inc.(a)	1,408	20,050
Res-Care Inc.(a)	1,962	41,477
Skilled Healthcare Group Inc. Class A(a)	839	13,013
Sunrise Senior Living Inc.(a)	532	21,275
Symbion Inc.(a)	1,634	35,474
Tenet Healthcare Corp.(a)	8,614	56,077
Triad Hospitals Inc.(a)	6,725	361,536
Universal Health Services Inc. Class B	2,651	163,037
WellPoint Inc.(a)	27,010	2,156,208

		5,022,495

HOLDING COMPANIES - DIVERSIFIED—0.09%
Energy Infrastructure Acquisition Corp.(a)(b)	1,799	17,558
Freedom Acquisition Holding Inc.(a)(b)	4,254	46,837
Information Services Group Inc.(a)	1,553	11,880
Leucadia National Corp.	13,066	460,577
Marathon Acquisition Corp.(a)	3,049	24,026
NTR Acquisition Co.(a)(b)	1,978	18,732
Resource America Inc. Class A	1,064	21,929
Star Maritime Acquisition Corp.(a)	1,521	18,647

		620,186

HOME BUILDERS—0.43%
AMREP Corp.(b)	89	4,232
Beazer Homes USA Inc.	3,150	77,711
Brookfield Homes Corp.(b)	911	26,501
Centex Corp.	9,057	363,186

Champion Enterprises Inc.(a)	965	9,486
Horton (D.R.) Inc.	25,057	499,386
Hovnanian Enterprises Inc. Class A(a)(b)	3,016	49,854
KB Home	6,205	244,291
Lennar Corp. Class A	10,799	394,811
M.D.C. Holdings Inc.	2,814	136,085
M/I Homes Inc.	972	25,855
Meritage Homes Corp.(a)	2,114	56,550
Monaco Coach Corp.	2,412	34,612
NVR Inc.(a)	211	143,427
Palm Harbor Homes Inc.(a)(b)	789	11,164
Pulte Homes Inc.	10,985	246,613
Ryland Group Inc.	3,387	126,572
Skyline Corp.	550	16,506
Standard-Pacific Corp.	5,216	91,436
Thor Industries Inc.	242	10,924
Toll Brothers Inc.(a)	10,156	253,697
WCI Communities Inc.(a)(b)	2,488	41,500
Williams Scotsman International Inc.(a)	2,159	51,406
Winnebago Industries Inc.	192	5,668

		2,921,473

HOME FURNISHINGS—0.07%
American Woodmark Corp.	952	32,939
Audiovox Corp. Class A(a)	1,352	17,535
Ethan Allen Interiors Inc.	1,940	66,445
Furniture Brands International Inc.(b)	3,895	55,309
Hooker Furniture Corp.	959	21,520
Kimball International Inc. Class B	1,031	14,444
La-Z-Boy Inc.(b)	4,138	47,421
Sealy Corp.	1,106	18,271
Whirlpool Corp.	1,806	200,827

		474,711

HOUSEHOLD PRODUCTS & WARES—0.50%
ACCO Brands Corp.(a)	3,209	73,967
American Greetings Corp. Class A	4,463	126,437
Avery Dennison Corp.	1,253	83,299
Blyth Inc.	1,776	47,206
Central Garden and Pet Co. Class A(a)	5,627	66,005
Church & Dwight Co. Inc.	308	14,926
Clorox Co. (The)	978	60,734
CSS Industries Inc.	631	24,994
Ennis Inc.	2,061	48,475
Fortune Brands Inc.	12,241	1,008,291
Helen of Troy Ltd.(a)	2,440	65,880
Jarden Corp.(a)	2,250	96,773
Kimberly-Clark Corp.	20,290	1,357,198
Playtex Products Inc.(a)	762	11,285
Prestige Brands Holdings Inc.(a)	2,731	35,448
Russ Berrie and Co. Inc.(a)	1,339	24,946
Scotts Miracle-Gro Co. (The) Class A	2,857	122,680
Spectrum Brands Inc.(a)	3,153	21,346
Standard Register Co. (The)	1,113	12,688
Tupperware Brands Corp.	2,501	71,879
WD-40 Co.	857	28,170

		3,402,627

HOUSEWARES—0.06%
Libbey Inc.	1,086	23,425
Lifetime Brands Inc.	697	14,254
National Presto Industries Inc.	359	22,380
Newell Rubbermaid Inc.	10,853	319,404

		379,463

INSURANCE—8.38%
ACA Capital Holdings Inc.(a)	661	7,866
ACE Ltd.	24,891	1,556,185
AFLAC Inc.	3,311	170,185
Alfa Corp.	2,640	41,105
Alleghany Corp.(a)	398	161,787
Allied World Assurance Holdings Ltd.	4,867	249,434
Allstate Corp. (The)	48,704	2,995,783
Ambac Financial Group Inc.	8,153	710,860
American Equity Investment Life Holding Co.	4,580	55,326
American Financial Group Inc.	6,627	226,312
American International Group Inc.	167,183	11,707,825
American National Insurance Co.	1,264	192,886
American Physicians Capital Inc.(a)	773	31,307
Amerisafe Inc.(a)	1,515	29,739
Amtrust Financial Services Inc.	495	9,301
Aon Corp.	23,526	1,002,443
Arch Capital Group Ltd.(a)	4,100	297,414
Argonaut Group Inc.	2,711	84,610
Aspen Insurance Holdings Ltd.	7,101	199,325
Assurant Inc.	9,664	569,403
Assured Guaranty Ltd.	5,463	161,486
Axis Capital Holdings Ltd.	12,260	498,369
Baldwin & Lyons Inc. Class B	654	16,991
Berkley (W.R.) Corp.	10,039	326,669
Bristol West Holdings Inc.	1,148	25,681
CastlePoint Holdings Ltd.	638	9,372
Chubb Corp.	32,184	1,742,442
Cincinnati Financial Corp.	13,715	595,231
Citizens Inc.(a)	2,587	18,212
CNA Financial Corp.	2,182	104,060
CNA Surety Corp.(a)	1,332	25,188
Commerce Group Inc.	4,293	149,053
Conseco Inc.(a)	15,197	317,465
Crawford & Co. Class B	2,045	13,824
Darwin Professional Underwriters Inc.(a)	207	5,210
Delphi Financial Group Inc. Class A	3,499	146,328
Donegal Group Inc. Class A	1,071	15,958
EMC Insurance Group Inc.	481	11,938
Employers Holdings Inc.	4,313	91,608
Endurance Specialty Holdings Ltd.	4,728	189,309
Erie Indemnity Co. Class A	3,135	169,415
Everest Re Group Ltd.	5,042	547,763
FBL Financial Group Inc. Class A	1,160	45,611
Fidelity National Financial Inc.	17,639	418,044
First Acceptance Corp.(a)	1,376	13,980
First American Corp.	7,682	380,259
First Mercury Financial Corp.(a)	448	9,395
Flagstone Reinsurance Holdings Ltd(a)	1,106	14,732
FPIC Insurance Group Inc.(a)	785	32,004
Gallagher (Arthur J.) & Co.	6,424	179,101
Genworth Financial Inc. Class A	34,851	1,198,874
Great American Financial Resources Inc.	727	17,586
Greenlight Capital Re Ltd.(a)	658	14,825
Hallmark Financial Services Inc.(a)	370	4,484
Hanover Insurance Group Inc. (The)	3,937	192,086
Harleysville Group Inc.	1,257	41,934
Hartford Financial Services Group Inc. (The)	25,390	2,501,169
HCC Insurance Holdings Inc.	5,130	171,393
Hilb, Rogal & Hobbs Co.	2,773	118,851
Horace Mann Educators Corp.	3,480	73,915

Independence Holding Co.	509	10,399
Infinity Property & Casualty Corp.	1,562	79,240
IPC Holdings Ltd.	5,129	165,615
James River Group Inc.	443	14,721
Kansas City Life Insurance Co.	374	17,398
LandAmerica Financial Group Inc.	1,377	132,867
Lincoln National Corp.	21,705	1,539,970
Loews Corp.	34,914	1,779,916
Markel Corp.(a)	792	383,772
Marsh & McLennan Companies Inc.	44,517	1,374,685
Max Capital Group Ltd.	4,858	137,481
MBIA Inc.	10,455	650,510
Meadowbrook Insurance Group Inc.(a)	2,132	23,367
Mercury General Corp.	2,142	118,046
MetLife Inc.	37,816	2,438,376
MGIC Investment Corp.	6,604	375,503
Midland Co. (The)	795	37,317
Montpelier Re Holdings Ltd.	9,006	166,971
National Interstate Corp.	318	8,293
National Western Life Insurance Co. Class A	183	46,284
Nationwide Financial Services Inc.	4,265	269,633
Navigators Group Inc. (The)(a)	1,058	57,026
NYMAGIC Inc.	470	18,894
Odyssey Re Holdings Corp.	2,282	97,875
Ohio Casualty Corp.	4,834	209,361
Old Republic International Corp.	18,403	391,248
OneBeacon Insurance Group Ltd.	2,280	57,752
PartnerRe Ltd.	3,562	276,055
Philadelphia Consolidated Holding Corp.(a)	1,083	45,269
Phoenix Companies Inc.	9,194	138,002
Platinum Underwriters Holdings Ltd.	4,822	167,565
PMA Capital Corp. Class A(a)	2,629	28,104
PMI Group Inc. (The)	7,000	312,690
Presidential Life Corp.	1,741	34,228
Primus Guaranty Ltd.(a)	2,923	31,335
Principal Financial Group Inc.	20,260	1,180,955
ProAssurance Corp.(a)	2,685	149,474
Progressive Corp. (The)	59,009	1,412,085
Protective Life Corp.	5,646	269,935
Prudential Financial Inc.	28,186	2,740,525
PXRE Group Ltd.(a)	4,873	22,611
Radian Group Inc.	6,373	344,142
RAM Holdings Ltd.(a)	1,465	23,074
Reinsurance Group of America Inc.	2,369	142,709
RenaissanceRe Holdings Ltd.	5,737	355,637
RLI Corp.	1,697	94,947
SAFECO Corp.	8,474	527,591
Safety Insurance Group Inc.	1,308	54,151
Scottish Re Group Ltd.(a)	5,479	26,792
SeaBright Insurance Holdings Inc.(a)	1,676	29,296
Security Capital Assurance Ltd.	1,920	59,270
Selective Insurance Group Inc.	4,420	118,810
StanCorp Financial Group Inc.	4,303	225,821
State Auto Financial Corp.	1,163	35,646
Stewart Information Services Corp.	1,387	55,244
Torchmark Corp.	7,618	510,406
Transatlantic Holdings Inc.	1,393	99,084
Travelers Companies Inc. (The)	53,241	2,848,394
Triad Guaranty Inc.(a)	923	36,855
21st Century Insurance Group	2,431	53,142
United America Indemnity Ltd. Class A(a)	1,988	49,442
United Fire & Casualty Co.	1,765	62,446
Unitrin Inc.	3,677	180,835

Universal American Financial Corp.(a)	2,427	51,647
Unum Group	27,425	716,067
Wesco Financial Corp.	114	43,890
White Mountains Insurance Group Ltd.	725	439,365
XL Capital Ltd. Class A	13,159	1,109,172
Zenith National Insurance Corp.	2,985	140,564

		56,754,703

INTERNET—0.55%
Agile Software Corp.(a)	4,534	36,544
Ariba Inc.(a)	6,315	62,582
AsiaInfo Holdings Inc.(a)	2,552	24,754
Authorize.Net Holdings Inc.(a)	186	3,328
Avocent Corp.(a)	4,066	117,955
CheckFree Corp.(a)	1,376	55,315
CMGI Inc.(a)	39,254	76,545
EarthLink Inc.(a)	9,937	74,229
Expedia Inc.(a)	16,116	472,038
FTD Group Inc.	1,542	28,388
Harris Interactive Inc.(a)	1,904	10,186
i2 Technologies Inc.(a)(b)	1,246	23,225
IAC/InterActiveCorp(a)	12,983	449,342
InfoSpace Inc.	1,292	29,987
Internet Capital Group Inc.(a)	3,114	38,614
Interwoven Inc.(a)	652	9,154
iPass Inc.(a)	1,915	10,379
Keynote Systems Inc.(a)	1,265	20,746
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	20,835	465,246
Lionbridge Technologies Inc.(a)	726	4,276
Openwave Systems Inc.	6,668	41,742
RealNetworks Inc.(a)	8,233	67,264
S1 Corp.(a)	4,421	35,324
Safeguard Scientifics Inc.(a)	9,743	27,378
Secure Computing Corp.(a)	3,480	26,413
SonicWALL Inc.(a)	3,868	33,226
Symantec Corp.(a)	61,812	1,248,602
TechTarget Inc.(a)	187	2,403
TIBCO Software Inc.(a)	16,799	152,031
United Online Inc.	3,876	63,915
Vignette Corp.(a)	1,059	20,290

		3,731,421

INVESTMENT COMPANIES—0.23%
Allied Capital Corp.(b)	12,106	374,802
American Capital Strategies Ltd.	12,896	548,338
Apollo Investment Corp.	8,085	173,989
Ares Capital Corp.	5,599	94,343
Capital Southwest Corp.	245	38,169
Gladstone Capital Corp.(b)	1,149	24,658
Hercules Technology Growth Capital Inc.	1,862	25,156
Kayne Anderson Energy Development Co.	806	20,295
Kohlberg Capital Corp.	1,151	21,351
MCG Capital Corp.	5,035	80,661
MVC Capital Inc.	1,954	36,755
NGP Capital Resources Co.	1,406	23,508
Patriots Capital Funding Inc.	1,470	21,830
PennantPark Investment Corp.	448	6,290
Prospect Energy Corp.	1,601	27,969
Technology Investment Capital Corp.	1,596	25,201

		1,543,315

IRON & STEEL—0.44%
Carpenter Technology Corp.	936	121,970
Claymont Steel Holdings Inc.(a)	701	14,994
Gibraltar Industries Inc.	2,015	44,632
Nucor Corp.	18,737	1,098,925
Olympic Steel Inc.	704	20,177
Reliance Steel & Aluminum Co.	4,777	268,754
Ryerson Inc.	2,137	80,458
Schnitzer Steel Industries Inc. Class A	1,763	84,518
Steel Dynamics Inc.	5,070	212,484
United States Steel Corp.	9,481	1,031,059
Universal Stainless & Alloy Products Inc.(a)	246	8,667
Wheeling-Pittsburgh Corp.(a)	1,042	19,829

		3,006,467

LEISURE TIME—0.29%
Ambassadors International Inc.	453	15,067
Arctic Cat Inc.	967	19,147
Brunswick Corp.	7,282	237,612
Callaway Golf Co.	5,813	103,530
Carnival Corp.	20,513	1,000,419
K2 Inc.(a)	3,985	60,532
Marine Products Corp.	806	6,633
Multimedia Games Inc.(a)	1,967	25,099
Nautilus Inc.	1,591	19,156
Polaris Industries Inc.(b)	456	24,697
Royal Caribbean Cruises Ltd.	10,611	456,061
Town Sports International Holdings Inc.(a)	96	1,855

		1,969,808

LODGING—0.21%
Ameristar Casinos Inc.	1,164	40,437
Gaylord Entertainment Co.(a)	1,875	100,575
Harrah’s Entertainment Inc.	6,348	541,230
Lodgian Inc.(a)	1,511	22,710
Marcus Corp.	1,095	26,017
Orient-Express Hotels Ltd.	182	9,719
Riviera Holdings Corp.(a)	375	13,631
Station Casinos Inc.	1,481	128,551
Trump Entertainment Resorts Inc.(a)	2,506	31,450
Wyndham Worldwide Corp.(a)	13,462	488,132

		1,402,452

MACHINERY—0.47%
AGCO Corp.(a)	2,550	110,696
Albany International Corp. Class A	2,364	95,600
Applied Industrial Technologies Inc.	2,870	84,665
Briggs & Stratton Corp.	3,985	125,767
Cascade Corp.	769	60,320
Chart Industries Inc.(a)	361	10,267
Cognex Corp.	745	16,770
Columbus McKinnon Corp.(a)	673	21,671
Deere & Co.	17,169	2,072,985
Flowserve Corp.	465	33,294
Gardner Denver Inc.(a)	4,261	181,306
Gehl Corp.(a)	844	25,624
Gerber Scientific Inc.(a)	1,864	21,660
Hardinge Inc.	894	30,423
Kadant Inc.(a)	1,059	33,041
Lindsay Corp.(b)	574	25,422
NACCO Industries Inc.	469	72,925
Nordson Corp.	651	32,654
Park-Ohio Holdings Corp.(a)	645	17,609
Robbins & Myers Inc.	1,134	60,249

Sauer-Danfoss Inc.	399	11,874
Tecumseh Products Co. Class A(a)	1,245	19,559
Tennant Co.	656	23,944

		3,188,325

MANUFACTURING—6.38%
Actuant Corp. Class A	273	17,215
Acuity Brands Inc.	1,007	60,702
Ameron International Corp.	674	60,788
AptarGroup Inc.	5,137	182,672
Barnes Group Inc.	338	10,708
Blount International Inc.(a)	3,067	40,116
Carlisle Companies Inc.	3,640	169,296
Ceradyne Inc.(a)	639	47,260
CLARCOR Inc.	2,078	77,780
Cooper Industries Ltd.	9,911	565,819
Crane Co.	4,103	186,481
Dover Corp.	11,067	566,077
Eastman Kodak Co.(b)	23,000	640,090
Eaton Corp.	10,353	962,829
EnPro Industries Inc.(a)	1,728	73,941
Federal Signal Corp.	3,862	61,251
FreightCar America Inc.	927	44,348
General Electric Co.	733,579	28,081,404
Griffon Corp.(a)	2,403	52,337
Honeywell International Inc.	8,956	504,044
Illinois Tool Works Inc.	10,058	545,043
Ingersoll-Rand Co. Class A	22,675	1,243,044
ITT Industries Inc.	12,736	869,614
Koppers Holdings Inc.	639	21,522
Lancaster Colony Corp.	160	6,702
Leggett & Platt Inc.	14,273	314,720
Pall Corp.	862	39,643
Parker Hannifin Corp.	9,279	908,507
Pentair Inc.	8,040	310,103
Reddy Ice Holdings Inc.	958	27,322
Smith (A.O.) Corp.	1,658	66,138
SPX Corp.	4,528	397,604
Standex International Corp.	1,001	28,468
Teleflex Inc.	3,157	258,179
3M Co.	3,714	322,338
Tredegar Corp.	2,533	53,953
Trinity Industries Inc.	816	35,529
Tyco International Ltd.	158,981	5,371,968

		43,225,555

MEDIA—3.24%
Belo Corp.	6,822	140,465
Cablevision Systems Corp.(a)	11,759	425,558
CBS Corp. Class B	51,499	1,715,947
Central European Media Enterprises Ltd.(a)	253	24,688
Charter Communications Inc. Class A(a)(b)	32,926	133,350
Citadel Broadcasting Corp.	9,307	60,030
CKX Inc.(a)	250	3,455
Clear Channel Communications Inc.	31,268	1,182,556
Comcast Corp. Class A(a)	91,638	2,576,861
Courier Corp.	228	9,120
Cox Radio Inc. Class A(a)	2,678	38,135
Crown Media Holdings Inc. Class A(a)	588	4,234
Cumulus Media Inc. Class A(a)	1,224	11,444
DG FastChannel Inc.(a)	1,066	21,725
Discovery Holding Co. Class A(a)	10,116	232,567
Emmis Communications Corp.	2,563	23,605

Entercom Communications Corp.	2,637	65,635
Entravision Communications Corp.(a)	3,019	31,488
Fisher Communications Inc.(a)	503	25,547
Gannett Co. Inc.	18,805	1,033,335
GateHouse Media Inc.(b)	1,217	22,575
Gemstar-TV Guide International Inc.(a)	1,714	8,433
Gray Television Inc.	3,373	31,268
Hearst-Argyle Television Inc.	1,992	48,007
Idearc Inc.	11,688	412,937
Journal Communications Inc. Class A	3,796	49,386
Lee Enterprises Inc.	3,711	77,411
Liberty Global Inc. Class A(a)	15,064	618,227
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	10,340	1,216,811
Lin TV Corp. Class A(a)	2,196	41,307
LodgeNet Entertainment Corp.(a)	530	16,992
McClatchy Co. (The) Class A	3,641	92,154
Media General Inc. Class A	1,782	59,287
Mediacom Communications Corp.(a)	4,369	42,336
New York Times Co. Class A(b)	8,622	218,999
News Corp. Class A	61,917	1,313,260
Nexstar Broadcasting Group Inc. Class A(a)	613	8,055
Playboy Enterprises Inc. Class B(a)	1,776	20,122
PRIMEDIA Inc.(a)	21,315	60,748
Radio One Inc. Class D(a)	6,163	43,511
Salem Communications Corp. Class A	739	8,196
Scholastic Corp.(a)	2,773	99,662
Scripps (E.W.) Co. Class A	7,255	331,481
Sinclair Broadcast Group Inc. Class A	2,088	29,691
Spanish Broadcasting System Inc. Class A(a)	1,577	6,781
Sun-Times Media Group Inc. Class A	2,377	12,479
Time Warner Cable Inc. Class A(a)	5,607	219,626
Time Warner Inc.	258,560	5,440,102
Tribune Co.	6,712	197,333
Walt Disney Co. (The)	89,139	3,043,205
Washington Post Co. (The) Class B	472	366,314
Westwood One Inc.	634	4,558

		21,920,999

METAL FABRICATE & HARDWARE—0.20%
Ampco-Pittsburgh Corp.	533	21,368
Castle (A.M.) & Co.	583	20,936
CIRCOR International Inc.	1,319	53,327
Commercial Metals Co.	9,606	324,395
Foster (L.B.) Co. Class A(a)	76	2,180
Kaydon Corp.	405	21,109
Ladish Co. Inc.(a)	721	31,003
Lawson Products Inc.	337	13,042
Mueller Industries Inc.	2,985	102,803
Mueller Water Products Inc. Class A(b)	9,247	157,754
Northwest Pipe Co.(a)	720	25,610
Quanex Corp.	2,989	145,564
Timken Co. (The)	7,646	276,097
TriMas Corp.(a)	1,080	13,046
Worthington Industries Inc.	5,566	120,504

		1,328,738

MINING—0.66%
Alcoa Inc.	69,718	2,825,671
AMCOL International Corp.	1,441	39,354
Century Aluminum Co.(a)	849	46,381
Coeur d’Alene Mines Corp.(a)(b)	10,815	38,826
Compass Minerals International Inc.	2,593	89,873

Freeport-McMoRan Copper & Gold Inc.	5,341	442,342
Newmont Mining Corp.	19,846	775,185
Royal Gold Inc.	1,236	29,380
Stillwater Mining Co.(a)	3,166	34,858
Uranium Resources Inc.(a)	2,229	24,586
USEC Inc.(a)	7,044	154,827

		4,501,283

OFFICE & BUSINESS EQUIPMENT—0.25%
IKON Office Solutions Inc.	8,664	135,245
Pitney Bowes Inc.	3,221	150,807
Xerox Corp.(a)	75,129	1,388,384

		1,674,436

OFFICE FURNISHINGS—0.00%
CompX International Inc.	121	2,239
Steelcase Inc. Class A	1,386	25,641

		27,880

OIL & GAS—11.75%
Anadarko Petroleum Corp.	37,192	1,933,612
Apache Corp.	26,549	2,166,133
Berry Petroleum Co. Class A	1,913	72,082
Bill Barrett Corp.(a)	519	19,115
Bois d’Arc Energy Inc.(a)	199	3,389
Brigham Exploration Co.(a)	3,676	21,578
Bronco Drilling Co. Inc.(a)	2,096	34,395
Callon Petroleum Co.(a)	1,672	23,692
Chesapeake Energy Corp.	15,334	530,556
Chevron Corp.	172,375	14,520,870
Cimarex Energy Co.	6,711	264,481
Clayton Williams Energy Inc.(a)	446	11,806
Comstock Resources Inc.(a)	931	27,902
ConocoPhillips	131,080	10,289,780
Continental Resources Inc.(a)	1,268	20,288
Delek US Holdings Inc.	413	11,006
Devon Energy Corp.	35,678	2,793,231
Edge Petroleum Corp.(a)	2,293	32,125
Encore Acquisition Co.(a)	4,281	119,012
Energy Partners Ltd.(a)	2,277	38,003
ENSCO International Inc.	876	53,445
EOG Resources Inc.	19,605	1,432,341
EXCO Resources Inc.(a)	4,966	86,607
Exxon Mobil Corp.	359,652	30,167,609
Forest Oil Corp.(a)	6,356	268,605
Frontier Oil Corp.	4,413	193,157
Geomet Inc.(a)	1,457	11,161
Grey Wolf Inc.(a)	13,718	113,036
Harvest Natural Resources Inc.(a)	3,025	36,028
Helmerich & Payne Inc.	8,324	294,836
Hess Corp.	22,249	1,311,801
Marathon Oil Corp.	55,003	3,297,980
Mariner Energy Inc.(a)	3,264	79,152
McMoRan Exploration Co.(a)	965	13,510
Meridian Resource Corp. (The)(a)	7,200	21,744
Murphy Oil Corp.	15,069	895,701
Nabors Industries Ltd.(a)	2,675	89,292
Newfield Exploration Co.(a)	10,362	471,989
Noble Energy Inc.	11,728	731,710
Occidental Petroleum Corp.	66,861	3,869,915
Oilsands Quest Inc.(a)	8,702	21,494
Parker Drilling Co.(a)	1,816	19,141
Patterson-UTI Energy Inc.	12,435	325,921

Penn Virginia Corp.	1,654	66,491
PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	6,613	104,882
Petroleum Development Corp.(a)	1,035	49,142
Pioneer Drilling Co.(a)	3,998	59,610
Pioneer Natural Resources Co.	9,842	479,404
Plains Exploration & Production Co.(a)	5,777	276,198
Pogo Producing Co.	4,712	239,322
Pride International Inc.(a)	3,461	129,649
Rosetta Resources Inc.(a)	1,882	40,538
Rowan Companies Inc.	2,549	104,458
St. Mary Land & Exploration Co.	5,058	185,224
Stone Energy Corp.(a)	2,259	77,393
Sulphco Inc.(a)(b)	1,333	4,812
Swift Energy Co.(a)	2,409	103,009
Toreador Resources Corp.(a)	1,217	18,255
Unit Corp.(a)	815	51,272
VAALCO Energy Inc.(a)	4,763	23,005
Valero Energy Corp.	9,265	684,313
W&T Offshore Inc.	836	23,400
Warren Resources Inc.(a)	223	2,605
Western Refining Inc.	1,053	60,863
Whiting Petroleum Corp.(a)	2,986	120,993

		79,644,069

OIL & GAS SERVICES—0.17%
Allis-Chalmers Energy Inc.(a)	2,024	46,532
Basic Energy Services Inc.(a)	885	22,629
Dawson Geophysical Co.(a)	48	2,950
Gulf Island Fabrication Inc.	83	2,880
Hanover Compressor Co.(a)	7,459	177,897
Helix Energy Solutions Group Inc.(a)	1,485	59,266
Horizon Offshore Inc.(a)	2,633	50,554
Hornbeck Offshore Services Inc.(a)	1,851	71,745
Newpark Resources Inc.(a)	999	7,742
Oil States International Inc.(a)	3,967	163,996
SEACOR Holdings Inc.(a)	1,948	181,865
Superior Offshore International Inc.(a)	306	5,569
Superior Well Services Inc.(a)	335	8,512
T-3 Energy Services Inc.(a)	27	903
Tidewater Inc.	1,555	110,218
Trico Marine Services Inc.(a)	958	39,163
Union Drilling Inc.(a)	1,110	18,226
Universal Compression Holdings Inc.(a)	2,252	163,202

		1,133,849

PACKAGING & CONTAINERS—0.16%
Bemis Co. Inc.	8,427	279,608
Chesapeake Corp.	1,604	20,162
Owens-Illinois Inc.(a)	787	27,545
Sealed Air Corp.	11,056	342,957
Silgan Holdings Inc.	920	50,858
Sonoco Products Co.	7,937	339,783

		1,060,913

PHARMACEUTICALS—3.34%
Alpharma Inc. Class A	3,493	90,853
AmerisourceBergen Corp.	8,242	407,732
Amicus Therapeutics Inc.(a)	56	644
Animal Health International Inc.(a)	383	5,550
Bentley Pharmaceuticals Inc.(a)	733	8,899
Bionovo Inc.(a)	511	1,972
Bradley Pharmaceuticals Inc.(a)	723	15,696

Emergent BioSolutions Inc.(a)	454	4,676
Indevus Pharmaceuticals Inc.(a)	443	2,981
Isis Pharmaceuticals Inc.(a)	3,232	31,286
King Pharmaceuticals Inc.(a)	19,382	396,556
Lilly (Eli) & Co.	40,699	2,274,260
MannKind Corp.(a)	3,360	41,429
Merck & Co. Inc.	30,227	1,505,305
Nabi Biopharmaceuticals(a)	2,814	12,944
Neurocrine Biosciences Inc.(a)	1,445	16,227
Omnicare Inc.	8,608	310,404
Par Pharmaceutical Companies Inc.(a)	297	8,384
Perrigo Co.	2,934	57,448
Pfizer Inc.	562,889	14,393,072
Rigel Pharmaceuticals Inc.(a)	327	2,914
Salix Pharmaceuticals Ltd.(a)	417	5,129
Sciele Pharma Inc.(a)	441	10,390
Sirtris Pharmaceuticals Inc.(a)	43	424
Tiens Biotech Group (USA) Inc.(a)(b)	258	988
ViroPharma Inc.(a)	646	8,915
Watson Pharmaceuticals Inc.(a)	3,462	112,619
Wyeth	51,124	2,931,450

		22,659,147

PIPELINES—0.57%
El Paso Corp.	56,106	966,706
Equitable Resources Inc.	2,352	116,565
National Fuel Gas Co.	6,726	291,303
ONEOK Inc.	8,843	445,776
Questar Corp.	9,044	477,975
Spectra Energy Corp.	50,639	1,314,588
Williams Companies Inc. (The)	7,866	248,723

		3,861,636

REAL ESTATE—0.02%
Avatar Holdings Inc.(a)(b)	461	35,469
HFF Inc. Class A(a)	1,325	20,551
Meruelo Maddux Properties Inc.(a)	3,686	30,078
Resource Capital Corp.	1,775	24,815
Stratus Properties Inc.(a)	398	13,731
Tarragon Corp.(a)(b)	1,118	9,458

		134,102

REAL ESTATE INVESTMENT TRUSTS—3.03%
Affordable Residential Communities Inc.(a)	3,822	45,176
Agree Realty Corp.	624	19,500
Alesco Financial Inc.	4,468	36,325
Alexandria Real Estate Equities Inc.	1,185	114,732
AMB Property Corp.	7,929	421,981
American Campus Communities Inc.	1,868	52,846
American Financial Realty Trust	10,496	108,319
American Home Mortgage Investment Corp.(b)	3,932	72,270
Annaly Capital Management Inc.	21,183	305,459
Anthracite Capital Inc.	4,703	55,025
Anworth Mortgage Asset Corp.	3,676	33,268
Apartment Investment & Management Co. Class A	7,301	368,116
Arbor Realty Trust Inc.	937	24,184
Archstone-Smith Trust	17,864	1,055,941
Ashford Hospitality Trust Inc.	8,535	100,372
AvalonBay Communities Inc.	6,373	757,622
BioMed Realty Trust Inc.	5,274	132,483
Boston Properties Inc.	8,204	837,875
Brandywine Realty Trust	7,013	200,432

BRE Properties Inc. Class A	4,085	242,200
BRT Realty Trust	566	14,722
Camden Property Trust	4,578	306,589
Capital Lease Funding Inc.	3,505	37,679
Capital Trust Inc. Class A	1,099	37,520
CapitalSource Inc.	4,143	101,876
CBL & Associates Properties Inc.	5,288	190,632
CBRE Realty Finance Inc.	2,350	27,942
Cedar Shopping Centers Inc.	3,561	51,100
Colonial Properties Trust	3,745	136,505
Corporate Office Properties Trust	2,831	116,099
Crystal River Capital Inc.	2,015	48,924
DCT Industrial Trust Inc.	13,570	146,013
Deerfield Triarc Capital Corp.	4,168	60,978
Developers Diversified Realty Corp.	9,968	525,413
DiamondRock Hospitality Co.	7,616	145,313
Douglas Emmett Inc.	8,341	206,356
Duke Realty Corp.	2,968	105,869
EastGroup Properties Inc.	360	15,775
Education Realty Trust Inc.	2,254	31,624
Entertainment Properties Trust	2,148	115,519
Equity One Inc.	2,931	74,887
Equity Residential	23,298	1,063,088
Essex Property Trust Inc.	1,065	123,860
Extra Space Storage Inc.	5,187	85,586
Federal Realty Investment Trust	2,184	168,736
First Industrial Realty Trust Inc.	1,430	55,427
First Potomac Realty Trust	1,950	45,416
Franklin Street Properties Corp.	4,795	79,309
General Growth Properties Inc.	7,714	408,456
GMH Communities Trust	2,532	24,535
Gramercy Capital Corp.	1,506	41,475
Health Care Property Investors Inc.	16,420	475,031
Health Care REIT Inc.	5,676	229,083
Healthcare Realty Trust Inc.	3,853	107,036
Hersha Hospitality Trust	3,284	38,817
Highland Hospitality Corp.	4,951	95,059
Highwoods Properties Inc.	1,342	50,325
Home Properties Inc.	613	31,833
Hospitality Properties Trust	7,563	313,789
Host Hotels & Resorts Inc.	41,830	967,110
HRPT Properties Trust	17,076	177,590
Impac Mortgage Holdings Inc.(b)	6,130	28,259
Inland Real Estate Corp.	3,820	64,864
Innkeepers USA Trust	3,852	68,296
Investors Real Estate Trust	3,885	40,132
iStar Financial Inc.	10,211	452,654
JER Investors Trust Inc.	1,012	15,180
Kimco Realty Corp.	17,165	653,472
Kite Realty Group Trust	1,576	29,976
LaSalle Hotel Properties	3,231	140,290
Lexington Realty Trust	5,331	110,885
Liberty Property Trust	7,410	325,521
LTC Properties Inc.	1,907	43,384
Luminent Mortgage Capital Inc.	3,772	38,059
Mack-Cali Realty Corp.	5,473	238,021
Maguire Properties Inc.	1,717	58,945
Medical Properties Trust Inc.	3,994	52,841
MFA Mortgage Investments Inc.	6,541	47,618
Mission West Properties Inc.	1,582	22,053
National Health Investors Inc.	1,751	55,542
National Retail Properties Inc.	5,377	117,541
Nationwide Health Properties Inc.	806	21,923

Newcastle Investment Corp.	3,346	83,884
NorthStar Realty Finance Corp.	4,942	61,824
NovaStar Financial Inc.	3,053	21,310
Parkway Properties Inc.	1,281	61,526
Pennsylvania Real Estate Investment Trust	2,590	114,815
Post Properties Inc.	2,925	152,480
ProLogis	2,585	147,087
Public Storage	9,215	707,896
Quadra Realty Trust Inc.(a)	810	10,133
RAIT Financial Trust	5,102	132,754
Ramco-Gershenson Properties Trust	536	19,258
Realty Income Corp.	8,140	205,047
Redwood Trust Inc.(b)	1,701	82,294
Regency Centers Corp.	5,524	389,442
Republic Property Trust	2,103	25,762
Senior Housing Properties Trust	6,739	137,139
Simon Property Group Inc.	7,904	735,388
SL Green Realty Corp.	4,746	587,982
Sovran Self Storage Inc.	1,659	79,897
Spirit Finance Corp.	9,193	133,850
Strategic Hotels & Resorts Inc.	5,991	134,738
Sunstone Hotel Investors Inc.	5,032	142,858
Taubman Centers Inc.	1,935	95,995
Thornburg Mortgage Inc.	9,736	254,888
Universal Health Realty Income Trust	637	21,212
Urstadt Biddle Properties Inc. Class A	1,703	28,968
U-Store-It Trust	3,733	61,184
Vornado Realty Trust	10,698	1,175,068
Winston Hotels Inc.	2,124	31,860
Winthrop Realty Trust Inc.	4,075	28,158

		20,553,175

RETAIL—2.94%
AC Moore Arts & Crafts Inc.(a)	252	4,942
AFC Enterprises Inc.(a)	953	16,477
AnnTaylor Stores Corp.(a)	1,117	39,564
Applebee’s International Inc.	722	17,400
Asbury Automotive Group Inc.	2,064	51,497
AutoNation Inc.(a)	12,682	284,584
Barnes & Noble Inc.	3,776	145,263
BJ’s Wholesale Club Inc.(a)	5,263	189,626
Blockbuster Inc. Class A(a)	15,473	66,689
Bob Evans Farms Inc.	2,883	106,239
Bon-Ton Stores Inc. (The)	567	22,714
Books-A-Million Inc.	1,196	20,260
Borders Group Inc.	4,718	89,925
Brown Shoe Co. Inc.	1,894	46,062
Cabela’s Inc. Class A(a)	2,722	60,238
Cache Inc.(a)	276	3,663
Casey’s General Store Inc.	4,071	110,975
Cash America International Inc.	127	5,036
Casual Male Retail Group Inc.(a)	247	2,495
Cato Corp. Class A	1,789	39,251
CBRL Group Inc.	787	33,432
CEC Entertainment Inc.(a)	1,245	43,824
Charming Shoppes Inc.(a)	9,970	107,975
Circuit City Stores Inc.	7,811	117,790
Conn’s Inc.(a)(b)	921	26,304
Copart Inc.(a)	369	11,288
Costco Wholesale Corp.	11,139	651,854
CSK Auto Corp.(a)	3,333	61,327
CVS Caremark Corp.	58,134	2,118,984
Deb Shops Inc.	28	774

Dillard’s Inc. Class A	4,932	177,207
Domino’s Pizza Inc.	3,529	64,475
Dress Barn Inc.(a)	867	17,791
Eddie Bauer Holdings Inc.(a)	2,453	31,521
Finish Line Inc. (The) Class A	3,426	31,211
Foot Locker Inc.	12,510	272,718
Fred’s Inc.	3,229	43,204
Gander Mountain Co.(a)(b)	188	2,134
Gap Inc. (The)	48,042	917,602
Genesco Inc.(a)	307	16,059
Group 1 Automotive Inc.	1,956	78,905
Guitar Center Inc.(a)	145	8,672
Haverty Furniture Companies Inc.	1,596	18,625
Home Depot Inc.	66,324	2,609,849
Hot Topic Inc.(a)	1,762	19,153
IHOP Corp.	797	43,381
Insight Enterprises Inc.(a)	3,894	87,888
Jack in the Box Inc.(a)	1,149	81,510
Jamba Inc.(a)	4,192	38,315
Jo-Ann Stores Inc.(a)	1,819	51,714
Kenneth Cole Productions Inc. Class A	801	19,785
Landry’s Restaurants Inc.	1,372	41,517
Lithia Motors Inc. Class A	1,280	32,435
Longs Drug Stores Corp.	146	7,668
Macy’s Inc.	36,807	1,464,182
MarineMax Inc.(a)	1,317	26,366
McCormick & Schmick’s Seafood Restaurants Inc.(a)	79	2,049
McDonald’s Corp.	75,919	3,853,648
Morton’s Restaurant Group Inc.(a)	506	9,164
Movado Group Inc.	1,387	46,797
99 Cents Only Stores(a)	1,670	21,894
Nu Skin Enterprises Inc. Class A	1,361	22,457
O’Charley’s Inc.	1,926	38,828
OfficeMax Inc.	3,284	129,061
Pacific Sunwear of California Inc.(a)	1,047	23,034
Pantry Inc. (The)(a)	1,102	50,802
Papa John’s International Inc.(a)	661	19,010
Payless ShoeSource Inc.(a)	2,908	91,747
PC Connection Inc.(a)	586	7,759
Pep Boys - Manny, Moe & Jack Inc.	2,789	56,226
Pier 1 Imports Inc.	7,114	60,398
PriceSmart Inc.	733	18,127
RadioShack Corp.	3,255	107,871
Rare Hospitality International Inc.(a)	498	13,331
Regis Corp.	3,570	136,553
Rite Aid Corp.(a)	37,464	239,020
Ruby Tuesday Inc.	853	22,459
Rush Enterprises Inc. Class A(a)	1,783	38,727
Saks Inc.	1,588	33,904
School Specialty Inc.(a)	1,374	48,695
Sears Holdings Corp.(a)	6,467	1,096,157
Shoe Carnival Inc.(a)	537	14,762
Sonic Automotive Inc.	2,498	72,367
Stage Stores Inc.	3,497	73,297
Steak n Shake Co. (The)(a)	2,292	38,253
Stein Mart Inc.	1,875	22,988
Syms Corp.(a)	554	10,930
Systemax Inc.(b)	354	7,367
Talbots Inc. (The)(b)	1,868	46,756
Tuesday Morning Corp.	2,417	29,874
United Auto Group Inc.	4,511	96,039
Wal-Mart Stores Inc.	51,424	2,474,009

West Marine Inc.(a)	1,189	16,361
World Fuel Services Corp.	548	23,049
Zale Corp.(a)	3,946	93,954

		19,908,063

SAVINGS & LOANS—0.96%
Abington Bancorp Inc.	656	6,261
Anchor BanCorp Wisconsin Inc.	1,577	41,302
Astoria Financial Corp.	6,994	175,130
BankAtlantic Bancorp Inc. Class A	3,609	31,073
BankFinancial Corp.	1,868	28,861
BankUnited Financial Corp. Class A	2,572	51,620
Berkshire Hills Bancorp Inc.	711	22,404
Brookline Bancorp Inc.	5,080	58,471
Capitol Federal Financial	548	20,232
Clifton Savings Bancorp Inc.	962	10,428
Dime Community Bancshares Inc.	2,091	27,580
Downey Financial Corp.	1,701	112,232
First Financial Holdings Inc.	961	31,434
First Niagara Financial Group Inc.	8,678	113,682
First Place Financial Corp.	1,405	29,674
FirstFed Financial Corp.(a)(b)	1,331	75,508
Flagstar Bancorp Inc.	3,585	43,199
Flushing Financial Corp.	1,701	27,318
Franklin Bank Corp.(a)	1,903	28,355
Hudson City Bancorp Inc.	26,407	322,694
Investors Bancorp Inc.(a)	4,113	55,238
Kearny Financial Corp.	1,724	23,240
KNBT Bancorp Inc.	2,224	32,693
MAF Bancorp Inc.	2,654	144,006
NASB Financial Inc.	305	10,263
New York Community Bancorp Inc.	24,954	424,717
NewAlliance Bancshares Inc.	4,763	70,111
Northwest Bancorp Inc.	1,477	38,609
Oritani Financial Corp.(a)	545	7,788
Partners Trust Financial Group Inc.	3,512	36,876
People’s United Financial Inc.	5,366	95,139
PFF Bancorp Inc.	1,935	54,045
Provident Financial Services Inc.	5,314	83,749
Provident New York Bancorp	3,415	46,137
Rockville Financial Inc.	716	10,812
Roma Financial Corp.	818	13,554
Sovereign Bancorp Inc.	34,311	725,335
TFS Financial Corp.(a)	6,977	80,515
TierOne Corp.	1,454	43,765
United Community Financial Corp.	2,161	21,567
ViewPoint Financial Group	935	16,091
Washington Federal Inc.	7,037	171,069
Washington Mutual Inc.	70,755	3,016,993
Wauwatosa Holdings Inc.(a)	724	11,975
Westfield Financial Inc.	834	8,315
WSFS Financial Corp.	506	33,108

		6,533,168

SEMICONDUCTORS—0.55%
Actel Corp.(a)	2,098	29,183
Advanced Micro Devices Inc.(a)	26,048	372,486
Applied Micro Circuits Corp.(a)	14,103	35,258
Asyst Technologies Inc.(a)	404	2,921
Atmel Corp.(a)	39,387	218,992
ATMI Inc.(a)	378	11,340
Axcelis Technologies Inc.(a)	8,190	53,153
Brooks Automation Inc.(a)	5,523	100,242

Cabot Microelectronics Corp.(a)	366	12,989
Cavium Networks Inc.(a)	186	4,207
Cirrus Logic Inc.(a)	3,125	25,938
Cohu Inc.	994	22,117
Conexant Systems Inc.(a)	29,047	40,085
Credence Systems Corp.(a)	8,150	29,340
Cree Inc.(a)(b)	5,098	131,783
DSP Group Inc.(a)	2,174	44,502
Emulex Corp.(a)	2,792	60,977
Entegris Inc.(a)	9,376	111,387
Exar Corp.(a)	1,539	20,623
Fairchild Semiconductor International Inc. Class A(a)	5,863	113,273
Genesis Microchip Inc.(a)	2,277	21,313
Integrated Device Technology Inc.(a)	10,583	161,602
International Rectifier Corp.(a)	4,523	168,527
Intersil Corp. Class A	4,932	155,161
IXYS Corp.(a)	863	7,206
Kulicke & Soffa Industries Inc.(a)	414	4,335
Lattice Semiconductor Corp.(a)	9,247	52,893
LSI Corp.(a)	25,243	189,575
Mattson Technology Inc.(a)	619	6,004
Micron Technology Inc.(a)	40,667	509,558
MKS Instruments Inc.(a)	3,852	106,700
Novellus Systems Inc.(a)	3,554	100,827
OmniVision Technologies Inc.(a)	3,244	58,749
Pericom Semiconductor Corp.(a)	1,461	16,305
Photronics Inc.(a)	3,367	50,101
PMC-Sierra Inc.(a)	1,222	9,446
QLogic Corp.(a)	1,299	21,628
Rambus Inc.(a)	1,772	31,861
Rudolph Technologies Inc.(a)	1,138	18,902
Semitool Inc.(a)	1,457	14,002
Semtech Corp.(a)	1,111	19,254
Silicon Image Inc.(a)	657	5,637
Skyworks Solutions Inc.(a)	11,144	81,908
Spansion Inc. Class A(a)	7,248	80,453
Standard Microsystems Corp.(a)	1,216	41,757
Syntax-Brillian Corp.(a)	342	1,683
Teradyne Inc.(a)	7,567	133,028
TriQuint Semiconductor Inc.(a)	11,209	56,718
Ultra Clean Holdings Inc.(a)	1,350	18,873
Ultratech Inc.(a)	888	11,837
Veeco Instruments Inc.(a)	2,169	44,985
Zoran Corp.(a)	2,693	53,968

		3,695,592

SOFTWARE—0.53%
Avid Technology Inc.(a)	3,328	117,645
Blackbaud Inc.	560	12,365
Borland Software Corp.(a)	5,858	34,797
Bottomline Technologies Inc.(a)	1,747	21,575
CA Inc.	12,442	321,377
Computer Programs & Systems Inc.	220	6,816
Compuware Corp.(a)	4,586	54,390
CSG Systems International Inc.(a)	2,024	53,656
Digi International Inc.(a)	1,743	25,692
eFunds Corp.(a)	551	19,445
Fair Isaac Corp.	4,165	167,100
Fidelity National Information Services Inc.	2,435	132,172
First Data Corp.	50,918	1,663,491
IMS Health Inc.	1,692	54,364
infoUSA Inc.	1,733	17,711

InPhonic Inc.(a)(b)	1,623	7,563
Inter-Tel Inc.	1,487	35,584
INVESTools Inc.(a)	990	9,860
JDA Software Group Inc.(a)	1,432	28,110
Lawson Software Inc.(a)	10,486	103,707
ManTech International Corp. Class A(a)	1,300	40,079
MicroStrategy Inc. Class A(a)	108	10,205
MSC Software Corp.(a)	3,535	47,864
Novell Inc.(a)	24,447	190,442
OpenTV Corp.(a)	2,824	5,987
Packeteer Inc.(a)	475	3,710
Parametric Technology Corp.(a)	5,026	108,612
PDF Solutions Inc.(a)	883	10,446
Pegasystems Inc.	971	10,613
QAD Inc.	370	3,071
Quest Software Inc.(a)	666	10,783
Schawk Inc.	1,060	21,221
SeaChange International Inc.(a)	1,389	10,779
Solera Holdings Inc.(a)	634	12,287
Sybase Inc.(a)	6,586	157,340
SYNNEX Corp.(a)	1,313	27,061
Take-Two Interactive Software Inc.(a)(b)	694	13,859

		3,571,779

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	585	17,082

		17,082

TELECOMMUNICATIONS—7.05%
Adaptec Inc.(a)	9,534	36,325
ADC Telecommunications Inc.(a)	9,449	173,200
ADTRAN Inc.	2,292	59,523
Aeroflex Inc.(a)	6,026	85,388
Alaska Communications Systems Group Inc.	3,442	54,521
Alltel Corp.	27,560	1,861,678
Anaren Inc.(a)	1,309	23,051
Andrew Corp.(a)	12,548	181,193
Anixter International Inc.(a)	422	31,739
Arris Group Inc.(a)	606	10,660
Aruba Networks Inc.(a)	256	5,146
AT&T Inc.	494,508	20,522,082
Atlantic Tele-Network Inc.	758	21,709
Avaya Inc.(a)	26,555	447,186
Black Box Corp.	1,399	57,891
CenturyTel Inc.	8,721	427,765
Cincinnati Bell Inc.(a)	19,955	115,340
Citizens Communications Co.	22,399	342,033
Clearwire Corp. Class A(a)	1,870	45,684
Consolidated Communications Holdings Inc.	692	15,639
Crown Castle International Corp.(a)	3,399	123,282
CT Communications Inc.	1,521	46,406
Ditech Networks Inc.(a)	1,643	13,456
Embarq Corp.	12,090	766,143
EMS Technologies Inc.(a)	612	13,501
Extreme Networks Inc.(a)	9,009	36,486
FairPoint Communications Inc.	2,501	44,393
FiberTower Corp.(a)	8,294	35,913
Foundry Networks Inc.(a)	1,527	25,440
General Communication Inc. Class A(a)	3,754	48,089
GeoEye Inc.(a)	414	8,996
Global Crossing Ltd.(a)	1,120	21,146
Golden Telecom Inc.	728	40,047
Hungarian Telephone and Cable Corp.(a)	170	3,402

Hypercom Corp.(a)	1,823	10,774
ICO Global Communications (Holdings) Ltd.(a)	4,774	16,614
IDT Corp. Class B	3,988	41,156
Iowa Telecommunications Services Inc.	2,554	58,052
iPCS Inc.	356	12,058
Ixia(a)	1,070	9,908
JDS Uniphase Corp.(a)	7,497	100,685
Juniper Networks Inc.(a)	12,914	325,045
Knology Inc.(a)	1,021	17,735
Loral Space & Communications Inc.(a)	924	45,535
MasTec Inc.(a)	565	8,938
Motorola Inc.	185,597	3,285,067
MRV Communications Inc.(a)(b)	10,151	32,991
Newport Corp.(a)	2,816	43,592
NextWave Wireless Inc.(a)	2,184	18,236
North Pittsburgh Systems Inc.	159	3,379
Oplink Communications Inc.(a)	1,028	15,420
Optium Corp.(a)	651	8,235
PAETEC Holding Corp.(a)	3,261	36,817
Plantronics Inc.	3,873	101,550
Powerwave Technologies Inc.(a)	10,497	70,330
Preformed Line Products Co.	200	9,602
Premiere Global Services Inc.(a)	5,030	65,491
Qwest Communications International Inc.(a)	128,932	1,250,640
RCN Corp.(a)	2,463	46,280
RF Micro Devices Inc.(a)	8,294	51,755
Rural Cellular Corp. Class A(a)	567	24,840
SAVVIS Inc.(a)	665	32,924
Shenandoah Telecommunications Co.	574	29,176
Sprint Nextel Corp.	225,551	4,671,161
SureWest Communications	1,166	31,762
Sycamore Networks Inc.(a)	9,176	36,888
Symmetricom Inc.(a)	1,858	15,607
Syniverse Holdings Inc.(a)	2,199	28,279
Tekelec(a)	4,909	70,788
TeleCorp PCS Inc. Escrow(c)	380	0
Telephone and Data Systems Inc.	4,563	285,507
Tellabs Inc.(a)	34,791	374,351
3Com Corp.(a)	31,356	129,500
Time Warner Telecom Inc. Class A(a)	874	17,567
United States Cellular Corp.(a)	910	82,446
USA Mobility Inc.(a)	1,861	49,800
UTStarcom Inc.(a)(b)	4,631	25,980
Verizon Communications Inc.	232,851	9,586,476
Virgin Media Inc.	23,411	570,526
Vonage Holdings Corp.(a)	2,746	8,540
Windstream Corp.	17,227	254,271

		47,756,727

TEXTILES—0.10%
Cintas Corp.	2,613	103,031
G&K Services Inc. Class A	1,733	68,471
Mohawk Industries Inc.(a)	4,385	441,964
UniFirst Corp.	1,154	50,834

		664,300

TOYS, GAMES & HOBBIES—0.14%
Hasbro Inc.	8,514	267,425
JAKKS Pacific Inc.(a)	2,268	63,822
LeapFrog Enterprises Inc.(a)	2,774	28,434
Marvel Entertainment Inc.(a)	1,437	36,615
Mattel Inc.	17,292	437,315
RC2 Corp.(a)	1,706	68,257
Topps Co. Inc. (The)	2,721	28,598

		930,466

TRANSPORTATION—0.90%
ABX Air Inc.(a)	4,727	38,100
Alexander & Baldwin Inc.	3,457	183,601
Arkansas Best Corp.(b)	1,817	70,808
Atlas Air Worldwide Holdings Inc.(a)	1,075	63,361
Bristow Group Inc.(a)	1,631	80,816
Burlington Northern Santa Fe Corp.	1,636	139,289
Con-way Inc.	810	40,694
CSX Corp.	29,045	1,309,349
Eagle Bulk Shipping Inc.	2,456	55,039
EGL Inc.(a)	1,364	63,399
FedEx Corp.	3,947	437,999
Forward Air Corp.	543	18,511
Genco Shipping & Trading Ltd.	1,346	55,536
General Maritime Corp.	2,306	61,755
Genesee & Wyoming Inc. Class A(a)	1,345	40,135
Golar LNG Ltd.	2,189	36,469
GulfMark Offshore Inc.(a)	1,842	94,347
Heartland Express Inc.	3,129	51,003
Kansas City Southern Industries Inc.(a)	2,470	92,724
Knightsbridge Tankers Ltd.	75	2,288
Laidlaw International Inc.	6,395	220,947
Marten Transport Ltd.(a)	1,231	22,170
Nordic American Tanker Shipping Ltd.	2,168	88,541
Norfolk Southern Corp.	15,490	814,309
Old Dominion Freight Line Inc.(a)	157	4,734
Overseas Shipholding Group Inc.	2,676	217,826
Pacer International Inc.	2,036	47,887
Patriot Transportation Holding Inc.(a)	130	11,271
PHI Inc.(a)	532	15,848
Ryder System Inc.	4,927	265,073
Saia Inc.(a)	1,016	27,696
TBS International Ltd.(a)	391	11,104
Teekay Corp.	3,251	188,265
Ultrapetrol (Bahamas) Ltd.(a)	803	19,031
Union Pacific Corp.	8,333	959,545
Universal Truckload Services Inc.(a)	259	5,146
Werner Enterprises Inc.	3,747	75,502
YRC Worldwide Inc.(a)	4,634	170,531

		6,100,649

TRUCKING & LEASING—0.04%
AMERCO(a)	856	64,628
GATX Corp.	2,511	123,667
Greenbrier Companies Inc. (The)(b)	1,289	38,954
Interpool Inc.	891	23,968
TAL International Group Inc.	1,179	35,028

		286,245

WATER—0.07%
American States Water Co.	1,374	48,873
Aqua America Inc.(b)	9,957	223,933
California Water Service Group	1,577	59,122
PICO Holdings Inc.(a)	1,228	53,123
SJW Corp.	1,156	38,495
Southwest Water Co.(b)	1,939	24,761

		448,307

TOTAL COMMON STOCKS
(Cost: $619,868,465)		676,542,926

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.63%

MONEY MARKET FUNDS—0.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	827,879	827,879
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	3,455,552	3,455,552

		4,283,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,283,431)		4,283,431

TOTAL INVESTMENTS IN SECURITIES—100.47%
(Cost: $624,151,896)		680,826,357
Other Assets, Less Liabilities—(0.47)%		(3,194,397)

NET ASSETS—100.00%		$677,631,960

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAPTM INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.26%
Gaiam Inc.(a)	7,515	$136,998
Greenfield Online Inc.(a)	16,938	269,484
Traffix Inc.	12,877	70,823
ValueVision Media Inc. Class A(a)	22,283	252,244

		729,549
AEROSPACE & DEFENSE—0.81%
Argon ST Inc.(a)	6,520	151,329
Ducommun Inc.(a)	8,308	213,765
EDO Corp.	8,691	285,673
Herley Industries Inc.(a)	13,678	223,909
Innovative Solutions and Support Inc.(a)	9,803	227,626
Kaman Corp.	16,557	516,413
LMI Aerospace Inc.(a)	4,299	104,423
MTC Technologies Inc.(a)	8,295	203,725
United Industrial Corp.	5,414	324,732

		2,251,595
AGRICULTURE—0.12%
Alico Inc.	3,024	184,434
Cadiz Inc.(a)	7,144	160,526

		344,960
AIRLINES—0.38%
ExpressJet Holdings Inc.(a)	35,060	209,659
Frontier Airlines Holdings Inc.(a)(b)	27,567	154,375
Hawaiian Holdings Inc.(a)	24,551	89,611
Mesa Air Group Inc.(a)	23,501	155,342
Midwest Air Group Inc.(a)	11,619	174,517
Pinnacle Airlines Corp.(a)	14,594	273,637

		1,057,141
APPAREL—0.89%
Ashworth Inc.(a)	16,938	118,566
Cherokee Inc.	8,676	317,021
G-III Apparel Group Ltd.(a)	6,692	105,667
Hartmarx Corp.(a)	23,463	187,000
Maidenform Brands Inc.(a)	12,401	246,284
NexCen Brands Inc.(a)	24,817	276,461
Perry Ellis International Inc.(a)	8,029	258,293
Rocky Brands Inc.(a)	4,746	87,896
Stride Rite Corp.	22,257	450,927
Tandy Brands Accessories Inc.	12,861	162,820
True Religion Apparel Inc.(a)	7,416	150,767
Unifi Inc.(a)	43,118	112,969

		2,474,671

AUTO MANUFACTURERS—0.16%
A.S.V. Inc.(a)(b)	12,816	221,460
Wabash National Corp.	14,413	210,862

		432,322
AUTO PARTS & EQUIPMENT—1.02%
Accuride Corp.(a)	11,042	170,157
Aftermarket Technology Corp.(a)	14,886	441,816
Amerigon Inc. Class A(a)	15,932	286,617
Amerityre Corp.(a)	7,966	34,413
Commercial Vehicle Group Inc.(a)	11,472	213,723
Exide Technologies Inc.(a)	33,759	313,959
Fuel Systems Solutions Inc.(a)	5,183	85,934
Hayes Lemmerz International Inc.(a)	52,930	283,175
Miller Industries Inc.(a)	4,317	108,357
Noble International Ltd.	6,005	122,742
Spartan Motors Inc.	21,382	363,922
Standard Motor Products Inc.	7,286	109,509
Strattec Security Corp.(a)	1,258	59,126
Superior Industries International Inc.(b)	10,051	218,710
Supreme Industries Inc.	4,018	27,885

		2,840,045
BANKS—9.89%
Access National Corp.	3,880	34,338
AmericanWest Bancorporation	9,970	181,753
Ameris Bancorp	15,666	352,015
AmeriServ Financial Inc.(a)	45,340	199,496
Arrow Financial Corp.	12,994	285,998
Banco Latinoamericano de Exportaciones SA	15,163	285,064
Bancorp Inc. (The)(a)	10,817	241,868
BancTrust Financial Group Inc.	12,589	264,369
Bank of Florida Corp.(a)	7,503	130,402
Bank of Granite Corp.	19,683	328,509
Bank of the Ozarks Inc.	12,579	350,577
Banner Corp.	10,974	373,774
Bridge Capital Holdings(a)	3,751	88,899
Bryn Mawr Bank Corp.	12,857	295,454
Camden National Corp.	3,217	125,913
Capital City Bank Group Inc.	5,283	165,569
Capital Corp of the West	3,153	75,546
Capitol Bancorp Ltd.	6,185	169,036
Cardinal Financial Corp.	30,345	299,505
Centennial Bank Holdings Inc.(a)	27,735	234,915
Center Bancorp Inc.	7,235	106,789
Center Financial Corp.	11,495	194,495
Citizens & Northern Corp.(b)	2,603	50,915
City Bank	17,002	535,733
CoBiz Inc.	11,315	205,028
Columbia Bancorp(b)	3,532	74,137
Columbia Banking System Inc.	15,030	439,627
Community Bancorp(a)	11,067	309,655
Community Bank System Inc.	12,115	242,542
Community Trust Bancorp Inc.	11,777	380,397
Eagle Bancorp Inc.	478	7,906
Eastern Virginia Bankshares	653	14,366
EuroBancshares Inc.(a)	12,636	114,609
Financial Institutions Inc.	13,134	265,175
First Bancorp (North Carolina)	12,299	230,360
First Busey Corp. Class A	12,977	259,410
First Citizens Banc Corp.	84	1,526
First Community Bancshares Inc.	9,304	290,192
First Financial Bancorp	13,143	197,014
First Financial Corp.	12,758	374,575

First Indiana Corp.	14,391	318,329
First Merchants Corp.	16,847	404,833
First Regional Bancorp(a)	2,864	72,860
First Security Group Inc.	9,661	104,339
1st Source Corp.	6,187	154,180
First South Bancorp Inc.(b)	2,647	71,204
First State Bancorp	12,414	264,294
Firstbank Corp.	4,936	94,954
FNB United Corp.	805	12,872
Gateway Financial Holdings Inc.	15,705	229,450
GB&T Bancshares Inc.	12,993	216,983
German American Bancorp Inc.	22,722	312,427
Great Southern Bancorp Inc.	6,313	170,767
Green Bancshares Inc.	2,450	76,587
Harleysville National Corp.	13,669	220,344
Heartland Financial USA Inc.	12,266	298,064
Heritage Commerce Corp.	11,323	268,129
Horizon Financial Corp.	15,058	328,114
IBERIABANK Corp.	10,198	504,291
Independent Bank Corp. (Massachusetts)	12,512	369,604
Independent Bank Corp. (Michigan)	10,456	179,948
Integra Bank Corp.	18,520	397,624
Intervest Bancshares Corp.	1,905	53,645
ITLA Capital Corp.	4,631	241,368
Lakeland Bancorp Inc.	19,034	253,152
Lakeland Financial Corp.	17,163	365,057
LNB Bancorp Inc.(b)	16,437	249,678
Macatawa Bank Corp.	15,708	249,914
MainSource Financial Group Inc.	23,317	391,492
MBT Financial Corp.	14,782	208,131
Mercantile Bank Corp.	9,946	269,537
Midwest Banc Holdings Inc.	17,567	254,721
Millenium Bankshares Corp.	3,538	30,498
Nara Bancorp Inc.	19,064	303,690
Old Second Bancorp Inc.	14,538	423,928
Omega Financial Corp.	12,787	343,842
Oriental Financial Group Inc.	23,132	252,370
Pacific Mercantile Bancorp(a)	11,579	163,959
Peoples Bancorp Inc.	13,715	371,265
Pinnacle Financial Partners Inc.(a)	11,716	343,982
Preferred Bank	10,646	425,840
PremierWest Bancorp	10,216	138,120
QCR Holdings Inc.	1,578	25,027
Renasant Corp.	16,359	372,004
Republic First Bancorp Inc.(a)	18,426	176,890
Riverview Bancorp Inc.	4,363	59,860
Sandy Spring Bancorp Inc.	11,722	368,540
SCBT Financial Corp.	11,089	403,640
Seacoast Banking Corp. of Florida	12,358	268,786
Security Bank Corp.	11,386	228,859
Simmons First National Corp. Class A	12,203	336,681
Smithtown Bancorp Inc.	3,224	81,793
Southcoast Financial Corp.(a)	252	5,232
Southern Community Financial Corp.	30,179	267,084
Southside Bancshares Inc.	15,669	340,331
Southwest Bancorp Inc.	15,471	371,923
State Bancorp Inc.	1,896	31,606
Sterling Bancorp	16,812	269,496
Sterling Financial Corp. (Pennsylvania)	11,540	121,401
Suffolk Bancorp	9,074	289,642
Sun American Bancorp(a)	3,553	35,281
Sun Bancorp Inc. (New Jersey)(a)	3,520	59,382
Superior Bancorp(a)	27,362	279,913

SY Bancorp Inc.	12,146	288,589
Temecula Valley Bancorp Inc.	5,303	93,810
Texas Capital Bancshares Inc.(a)	18,125	405,094
TriCo Bancshares	11,434	255,664
Union Bankshares Corp.	13,391	310,671
United Security Bancshares Inc.	34	861
Univest Corp. of Pennsylvania	9,419	212,116
Vineyard National Bancorp	12,334	283,312
Virginia Commerce Bancorp Inc.(a)	16,738	283,040
Virginia Financial Group Inc.	12,878	285,892
Washington Trust Bancorp Inc.	11,323	285,453
West Bancorporation(b)	20,462	326,778
West Coast Bancorp	13,088	397,744
Wilshire Bancorp Inc.	16,995	206,999
Yardville National Bancorp	11,329	386,885

		27,598,116
BEVERAGES—0.57%
Boston Beer Co. Inc. Class A(a)	10,812	425,452
Coca-Cola Bottling Co. Consolidated	5,761	289,778
Green Mountain Coffee Roasters Inc.(a)	4,362	343,464
Jones Soda Co.(a)(b)	16,871	236,531
Peet’s Coffee & Tea Inc.(a)	12,414	305,757

		1,600,982
BIOTECHNOLOGY—3.59%
Aastrom Biosciences Inc.(a)(b)	94,243	126,286
Acorda Therapeutics Inc.(a)	12,067	205,863
ADVENTRX Pharmaceuticals Inc.(a)	44,505	113,043
Affymax Inc.(a)	1,907	51,413
American Oriental Bioengineering Inc.(a)	26,560	236,384
ARIAD Pharmaceuticals Inc.(a)(b)	46,443	254,972
ArQule Inc.(a)	22,987	162,058
Avigen Inc.(a)	25,129	154,543
Barrier Therapeutics Inc.(a)(b)	18,225	118,462
BioCryst Pharmaceuticals Inc.(a)(b)	14,718	113,770
BioMimetic Therapeutics Inc.(a)	6,342	99,125
BioSante Pharmaceuticals Inc.(a)	12,028	76,137
Cambrex Corp.	20,373	270,350
Cell Genesys Inc.(a)(b)	43,557	145,916
Coley Pharmaceutical Group Inc.(a)(b)	9,340	33,811
CryoLife Inc.(a)	12,302	160,049
CuraGen Corp.(a)	42,222	83,177
Cytokinetics Inc.(a)	25,114	141,894
Cytori Therapeutics Inc.(a)	12,761	73,376
deCODE genetics Inc.(a)(b)	39,536	147,667
Encysive Pharmaceuticals Inc.(a)	39,898	71,018
EntreMed Inc.(a)	42,690	65,316
Enzo Biochem Inc.(a)	20,627	308,374
Enzon Pharmaceuticals Inc.(a)	30,485	239,307
Genitope Corp.(a)(b)	23,392	90,293
Genomic Health Inc.(a)	6,266	117,801
GenVec Inc.(a)	32,801	77,082
Geron Corp.(a)	44,102	310,478
GTx Inc.(a)	7,685	124,420
Halozyme Therapeutics Inc.(a)	42,564	392,866
Harvard Bioscience Inc.(a)	24,667	129,502
ImmunoGen Inc.(a)	31,896	177,023
Immunomedics Inc.(a)	38,723	160,700
Incyte Corp.(a)	51,862	311,172
Inovio Biomedical Corp.(a)	32,440	90,832
Keryx Biopharmaceuticals Inc.(a)	23,435	228,960
Kosan Biosciences Inc.(a)	23,121	120,692

Lexicon Pharmaceuticals Inc.(a)	55,480	178,091
Maxygen Inc.(a)	19,116	163,824
Medivation Inc.(a)	12,169	248,613
Metabasis Therapeutics Inc.(a)	10,653	74,571
Micormet Inc.(a)	15,121	34,476
Molecular Insight Pharmaceuticals Inc.(a)	2,580	24,355
Momenta Pharmaceuticals Inc.(a)(b)	14,713	148,307
Monogram Biosciences Inc.(a)	94,981	160,518
Nanogen Inc.(a)	49,638	67,011
Neose Technologies Inc.(a)	27,682	68,375
Novavax Inc.(a)(b)	38,782	112,468
Omrix Biopharmaceuticals Inc.(a)	7,612	239,474
Orchid Cellmark Inc.(a)	20,656	95,844
Oxigene Inc.(a)	20,512	81,638
Panacos Pharmaceuticals Inc.(a)	33,293	107,536
Peregrine Pharmaceuticals Inc.(a)(b)	133,192	102,558
Regeneration Technologies Inc.(a)	21,328	239,940
RegeneRx Biopharmaceuticals Inc.(a)	22,668	46,923
Repligen Corp.(a)	28,031	109,321
Sangamo BioSciences Inc.(a)(b)	14,869	120,736
Savient Pharmaceuticals Inc.(a)	32,117	398,893
Seattle Genetics Inc.(a)	21,046	206,461
Sequenom Inc.(a)	18,843	85,170
Sonus Pharmaceuticals Inc.(a)	25,233	133,230
StemCells Inc.(a)	58,572	135,301
SuperGen Inc.(a)	34,881	193,938
Telik Inc.(a)(b)	24,139	81,590
Tercica Inc.(a)	14,527	74,088
Third Wave Technologies Inc.(a)	24,806	145,115
Vical Inc.(a)	26,565	137,872
XOMA Ltd.(a)	72,134	219,287

		10,019,656
BUILDING MATERIALS—0.65%
AAON Inc.	4,216	134,280
Apogee Enterprises Inc.	18,589	517,146
Comfort Systems USA Inc.	26,737	379,131
Craftmade International Inc.	8,955	153,220
Energy Focus Inc.(a)	8,120	53,836
LSI Industries Inc.	15,726	281,495
Trex Co. Inc.(a)(b)	5,309	104,216
U.S. Concrete Inc.(a)	22,508	195,595

		1,818,919
CHEMICALS—1.19%
Aceto Corp.	20,883	193,585
American Vanguard Corp.(b)	7,242	103,705
Balchem Corp.	8,049	146,250
Georgia Gulf Corp.(b)	16,818	304,574
ICO Inc.(a)	16,757	177,121
Innophos Holdings Inc.	11,595	165,808
Innospec Inc.	7,685	455,029
Landec Corp.(a)	17,605	235,907
OMNOVA Solutions Inc.(a)	31,507	190,617
Penford Corp.	10,866	296,533
Pioneer Companies Inc.(a)	7,939	272,863
Quaker Chemical Corp.	10,024	236,566
Symyx Technologies Inc.(a)	16,519	190,134
Tronox Inc. Class B	18,931	265,981
Wellman Inc.	27,229	82,776

		3,317,449

COAL—0.08%
James River Coal Co.(a)(b)	6,602	85,562
Westmoreland Coal Co.(a)	4,889	133,714

		219,276
COMMERCIAL SERVICES—5.07%
Albany Molecular Research Inc.(a)	16,039	238,179
Arrowhead Research Corp.(a)	23,544	118,426
Barrett Business Services Inc.	3,415	88,209
Bowne & Co. Inc.	18,985	370,397
Capella Education Co.(a)	5,810	267,434
Carriage Services Inc.(a)	15,723	129,872
Cash Systems Inc.(a)	19,944	135,619
CBIZ Inc.(a)	20,306	149,249
CDI Corp.	14,548	468,446
Clayton Holdings Inc.(a)	4,476	50,982
Coinmach Service Corp. Class A	14,632	193,581
Collectors Universe	4,077	62,337
Compass Diversified Trust	12,859	229,276
Cornell Companies Inc.(a)	8,812	216,423
CorVel Corp.(a)	4,143	108,298
CPI Corp.	2,498	173,611
CRA International Inc.(a)	6,792	327,374
Cross Country Healthcare Inc.(a)	16,613	277,105
Diamond Management & Technology Consultants Inc.	18,328	241,930
Document Security Systems Inc.(a)(b)	10,859	149,746
Dollar Financial Corp.(a)	9,997	284,914
Edgewater Technology Inc.(a)	5,034	39,668
Electro Rent Corp.	14,866	216,152
Emergency Medical Services LP(a)	4,688	183,441
ExlService Holdings Inc.(a)	12,273	229,996
Exponent Inc.(a)	13,025	291,369
First Consulting Group Inc.(a)	20,601	195,709
Forrester Research Inc.(a)	10,974	308,699
Franklin Covey Co.(a)	11,928	93,516
Gevity HR Inc.	12,336	238,455
Healthcare Services Group Inc.	20,108	593,186
HMS Holdings Corp.(a)	15,656	299,656
Home Solutions of America Inc.(a)(b)	23,433	140,129
Hooper Holmes Inc.(a)	45,804	153,443
Hudson Highland Group Inc.(a)	16,184	346,176
ICT Group Inc.(a)	2,310	43,220
Integrated Electrical Services Inc.(a)	6,572	216,679
Intersections Inc.(a)	10,629	106,290
Kendle International Inc.(a)	8,541	314,053
Kforce Inc.(a)	21,401	341,988
Landauer Inc.	6,799	334,851
LECG Corp.(a)	14,441	218,204
Mac-Gray Corp.(a)	4,551	69,630
Medifast Inc.(a)(b)	6,732	60,251
Michael Baker Corp.(a)	3,376	125,418
Midas Inc.(a)	11,611	263,221
Monro Muffler Brake Inc.	8,616	322,669
Odyssey Marine Exploration Inc.(a)	28,722	172,619
On Assignment Inc.(a)	23,737	254,461
PDI Inc.(a)	8,818	90,473
PeopleSupport Inc.(a)	15,872	180,147
PharmaNet Development Group Inc.(a)	10,105	322,147
PRA International(a)	12,129	306,864
Premier Exhibitions Inc.(a)	17,496	275,737
Princeton Review Inc. (The)(a)	8,276	39,559
Providence Service Corp. (The)(a)	9,416	251,596
Rewards Network Inc.(a)	12,400	50,468

Rural/Metro Corp.(a)	20,624	117,763
Saba Software Inc.(a)	14,318	73,451
Senomyx Inc.(a)	17,536	236,736
SM&A(a)	7,125	49,946
Source Interlink Companies Inc.(a)	24,105	120,043
Spherion Corp.(a)	36,589	343,571
Standard Parking Corp.(a)	6,521	229,083
StarTek Inc.	12,763	137,713
Team Inc.(a)	4,593	206,547
TNS Inc.	13,895	200,227
Transcend Services Inc.(a)	3,646	69,019
Vertrue Inc.(a)	5,797	282,778
Volt Information Sciences Inc.(a)	5,929	109,331

		14,147,756
COMPUTER SYSTEMS—0.02%
Electronic Clearing House Inc.(a)	3,786	53,004

		53,004
COMPUTERS—3.78%
Agilysys Inc.	18,946	426,285
Ansoft Corp.(a)	11,827	348,778
Applix Inc.(a)	8,370	137,686
Catapult Communications Corp.(a)	9,074	90,014
CIBER Inc.(a)	36,416	297,883
Computer Task Group Inc.(a)	26,612	118,956
COMSYS IT Partners Inc.(a)	8,957	204,309
Comtech Group Inc.(a)	10,758	177,615
Cray Inc.(a)	22,631	172,675
Digimarc Corp.(a)	15,492	151,977
Dot Hill Systems Corp.(a)	40,931	147,352
Echelon Corp.(a)(b)	17,773	277,792
Furmanite Corp.(a)	26,294	203,516
Hutchinson Technology Inc.(a)	13,377	251,621
iCAD Inc.(a)	18,816	77,898
iGATE Corp.(a)	8,049	64,553
Immersion Corp.(a)	19,299	289,099
InFocus Corp.(a)	45,570	101,621
Integral Systems Inc.	5,075	123,373
Internet Commerce Corp. Class A(a)	13,614	46,015
Intervoice Inc.(a)	26,953	224,518
Iomega Corp.(a)	42,000	195,300
LaserCard Corp.(a)(b)	7,641	83,440
LivePerson Inc.(a)	27,967	149,623
Magma Design Automation Inc.(a)	24,170	339,347
Manhattan Associates Inc.(a)	16,132	450,244
Maxwell Technologies Inc.(a)(b)	9,538	135,630
Mercury Computer Systems Inc.(a)	11,779	143,704
Mobility Electronics Inc.(a)	24,572	92,636
NCI Inc. Class A(a)	3,848	64,531
Ness Technologies Inc.(a)	18,829	244,965
NetScout Systems Inc.(a)	16,838	145,985
On2 Technologies Inc.(a)(b)	69,097	207,291
PAR Technology Corp.(a)	5,730	48,762
Pomeroy IT Solutions Inc.(a)	3,177	31,071
Quadramed Corp.(a)	26,193	79,889
Quantum Corp.(a)	122,286	387,647
Rackable Systems Inc.(a)	15,222	188,144
Radiant Systems Inc.(a)	19,123	253,189
RadiSys Corp.(a)	15,851	196,552
Rainmaker Systems Inc.(a)	9,556	67,943
Rimage Corp.(a)	9,509	300,389
SI International Inc.(a)	8,909	294,175

Sigma Designs Inc.(a)	14,070	367,086
Silicon Graphics Inc.(a)	3,703	98,278
Silicon Storage Technology Inc.(a)	58,977	219,984
STEC Inc.(a)	16,482	105,979
Stratasys Inc.(a)	6,783	318,665
Synaptics Inc.(a)	16,034	573,857
TechTeam Global Inc.(a)	4,042	48,342
3D Systems Corp.(a)(b)	10,677	265,537
Tier Technologies Inc. Class B(a)	12,218	119,736
Tyler Technologies Inc.(a)	24,341	302,072
USA Technologies Inc.(a)	7,839	84,269

		10,537,798
COSMETICS & PERSONAL CARE—0.22%
Elizabeth Arden Inc.(a)	12,589	305,409
Inter Parfums Inc.	4,321	115,025
Parlux Fragrances Inc.(a)(b)	10,252	45,519
Physicians Formula Holdings Inc.(a)	8,946	140,676

		606,629
DISTRIBUTION & WHOLESALE—0.74%
Beijing Med-Pharm Corp.(a)	16,809	179,352
Bell Microproducts Inc.(a)	23,971	156,291
Building Materials Holding Corp.	13,250	188,017
Chindex International Inc.(a)	3,686	81,645
Core-Mark Holding Co. Inc.(a)	4,412	158,744
Handleman Co.	21,603	134,587
Houston Wire & Cable Co.(a)	8,814	250,406
Industrial Distribution Group Inc.(a)	12,412	140,131
MWI Veterinary Supply Inc.(a)	4,175	166,541
Navarre Corp.(a)(b)	22,668	88,405
NuCO2 Inc.(a)	12,181	312,686
Rentrak Corp.(a)	13,815	204,600

		2,061,405
DIVERSIFIED FINANCIAL SERVICES—1.78%
Accredited Home Lenders Holding Co.(a)	10,310	140,938
Asta Funding Inc.(b)	7,900	303,597
Calamos Asset Management Inc. Class A	11,193	285,981
Consumer Portfolio Services(a)	20,795	129,969
Cowen Group Inc.(a)	7,836	140,343
Delta Financial Corp.(b)	7,030	86,258
Diamond Hill Investment Group(a)	2,089	189,974
Encore Capital Group Inc.(a)	13,310	166,109
Epoch Holding Corp.(a)	4,674	62,585
eSpeed Inc.(a)	16,452	142,145
Evercore Partners Inc. Class A	2,842	84,606
Federal Agricultural Mortgage Corp.	5,049	172,777
FirstCity Financial Corp.(a)	14,924	149,986
International Assets Holding Corp.(a)(b)	3,801	88,373
LaBranche & Co. Inc.(a)	21,710	160,220
Landenburg Thalmann Financial Services Inc.(a)(b)	54,452	125,240
MarketAxess Holdings Inc.(a)	21,063	378,923
Marlin Business Services Corp.(a)	7,329	156,181
MRU Holdings Inc.(a)	15,388	96,944
NewStar Financial Inc.(a)	5,652	80,428
Penson Worldwide Inc.(a)	6,044	148,259
Sanders Morris Harris Group Inc.	12,616	146,850
SWS Group Inc.	11,397	246,403
Thomas Weisel Partners Group Inc.(a)	10,461	174,176
TradeStation Group Inc.(a)	13,547	157,823
U.S. Global Investors Inc. Class A(b)	7,460	169,118
United PanAm Financial Corp.(a)	4,883	69,632

Westwood Holdings Group Inc.	4,945	168,921
World Acceptance Corp.(a)	12,569	537,073

		4,959,832
ELECTRIC—0.29%
Central Vermont Public Service Corp.	10,929	411,805
Empire District Electric Co. (The)	16,265	363,848
Unitil Corp.	850	23,120

		798,773
ELECTRICAL COMPONENTS & EQUIPMENT—1.37%
Active Power Inc.(a)	32,091	57,122
American Superconductor Corp.(a)(b)	21,486	414,895
C&D Technologies Inc.(a)	20,442	114,475
China BAK Battery Inc.(a)(b)	13,717	53,908
Color Kinetics Inc.(a)	11,464	383,012
Greatbatch Inc.(a)	14,185	459,594
Insteel Industries Inc.	12,644	227,592
Lamson & Sessions Co.(a)	9,511	252,707
Magnetek Inc.(a)	25,390	130,758
Medis Technologies Ltd.(a)(b)	11,933	175,296
Powell Industries Inc.(a)	4,509	143,206
Power-One Inc.(a)	43,943	174,893
Research Frontiers Inc.(a)(b)	10,685	150,765
Superior Essex Inc.(a)	13,673	510,687
Ultralife Batteries Inc.(a)	13,181	138,664
Universal Display Corp.(a)(b)	16,933	266,017
Valence Technology Inc.(a)(b)	35,864	39,809
Vicor Corp.	9,128	120,763

		3,814,163
ELECTRONICS—2.82%
American Science & Engineering Inc.(a)(b)	5,979	339,906
Axsys Technologies Inc.(a)	5,849	125,110
Badger Meter Inc.(b)	11,530	325,838
Bel Fuse Inc. Class B	8,749	297,728
California Micro Devices Corp.(a)	26,012	105,349
CTS Corp.	23,852	301,966
Cubic Corp.	10,689	322,594
Cyberoptics Corp.(a)	9,111	122,634
DDI Corp.(a)	13,166	105,196
Eagle Test Systems Inc.(a)	6,980	112,099
Electro Scientific Industries Inc.(a)	19,003	395,262
Excel Technology Inc.(a)	9,304	259,954
FARO Technologies Inc.(a)	9,538	303,881
Frequency Electronics Inc.	10,488	110,544
LaBarge Inc.(a)	8,818	108,373
LeCroy Corp.(a)	13,859	134,709
Lo-Jack Corp.(a)	13,102	292,044
Measurement Specialties Inc.(a)	11,323	268,129
Merix Corp.(a)	17,826	140,647
Methode Electronics Inc.	23,290	364,488
Nu Horizons Electronics Corp.(a)	8,459	112,589
NVE Corp.(a)	2,857	100,566
OSI Systems Inc.(a)	10,696	292,536
OYO Geospace Corp.(a)	2,211	164,034
Park Electrochemical Corp.	10,182	286,929
Photon Dynamics Inc.(a)	13,454	146,649
Planar Systems Inc.(a)	13,713	102,710
RAE Systems Inc.(a)	36,266	83,774
Sonic Solutions Inc.(a)	15,665	197,536
Spectrum Control Inc.(a)	11,497	194,069
SRS Labs Inc.(a)	10,856	105,846

Stoneridge Inc.(a)	11,208	138,307
Taser International Inc.(a)(b)	33,597	469,014
TTM Technologies Inc.(a)	25,106	326,378
UQM Technologies Inc.(a)	27,023	112,956
X-Rite Inc.	19,979	295,090
Zygo Corp.(a)	13,271	189,643

		7,855,078
ENERGY - ALTERNATE SOURCES—0.51%
Clean Energy Fuels Corp.(a)	10,562	132,659
Evergreen Energy Inc.(a)(b)	45,764	275,957
FuelCell Energy Inc.(a)	39,954	316,436
Green Plains Renewable Energy Inc.(a)	2,476	43,503
MGP Ingredients Inc.	4,625	78,163
Pacific Ethanol Inc.(a)	19,097	252,080
Plug Power Inc.(a)(b)	33,934	106,553
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	40,036	62,456
Syntroleum Corp.(a)(b)	33,761	93,180
Verenium Corp.(a)(b)	13,908	70,514

		1,431,501
ENGINEERING & CONSTRUCTION—0.34%
ENGlobal Corp.(a)(b)	10,833	131,621
Insituform Technologies Inc. Class A(a)	13,304	290,160
Layne Christensen Co.(a)	9,216	377,395
Sterling Construction Co. Inc.(a)	6,799	143,799

		942,975
ENTERTAINMENT—0.91%
Bluegreen Corp.(a)	14,919	174,403
Carmike Cinemas Inc.(b)	12,747	279,924
Century Casinos Inc.(a)	9,968	89,612
Churchill Downs Inc.	4,724	247,443
Dover Downs Gaming & Entertainment Inc.	15,656	234,997
Dover Motorsports Inc.	27,196	164,808
Empire Resorts Inc.(a)	17,501	127,232
Entertainment Distribution Co. Inc.(a)	61,792	122,966
Great Wolf Resorts Inc.(a)	15,605	222,371
Image Entertainment Inc.(a)	26,030	112,970
Lakes Entertainment Inc.(a)(b)	12,529	147,967
Progressive Gaming International Corp.(a)	22,030	129,316
Six Flags Inc.(a)	34,065	207,456
Steinway Musical Instruments Inc.	3,629	125,527
VCG Holding Corp.(a)	7,805	63,221
Youbet.com Inc.(a)	31,207	76,145

		2,526,358
ENVIRONMENTAL CONTROL—0.83%
American Ecology Corp.	12,995	278,353
Calgon Carbon Corp.(a)(b)	24,740	286,984
Casella Waste Systems Inc. Class A(a)	18,299	197,263
Darling International Inc.(a)	48,853	446,516
Fuel Tech Inc.(a)	9,813	336,095
Perma-Fix Environmental Services Inc.(a)	49,685	152,533
Rentech Inc.(a)(b)	100,753	260,950
Waste Services Inc.(a)	18,006	218,773
WCA Waste Corp.(a)	16,797	148,989

		2,326,456
FOOD—1.28%
Ark Restaurants Corp.	3,643	134,755
Benihana Inc.(a)	7,332	146,640

Cal-Maine Foods Inc.	10,569	173,120
Chiquita Brands International Inc.(a)(b)	21,894	415,110
Diamond Foods Inc.	6,753	118,515
Imperial Sugar Co.(b)	8,945	275,417
J&J Snack Foods Corp.	11,027	416,159
Lifeway Foods Inc.(a)(b)	10,356	116,919
Nash Finch Co.	8,467	419,117
Pathmark Stores Inc.(a)	23,909	309,861
Rocky Mountain Chocolate Factory Inc.	6,565	104,252
Sanfilippo (John B.) & Son Inc.(a)	7,519	82,709
Spartan Stores Inc.	14,413	474,332
Village Super Market Inc. Class A	392	18,742
Wild Oats Markets Inc.(a)(b)	21,468	359,804

		3,565,452
FOREST PRODUCTS & PAPER—0.61%
Buckeye Technologies Inc.(a)	21,348	330,254
Caraustar Industries Inc.(a)	21,186	111,227
Glatfelter Co.	19,798	269,055
Mercer International Inc.(a)	22,499	229,490
Neenah Paper Inc.	9,568	394,776
Schweitzer-Mauduit International Inc.	10,682	331,142
Xerium Technologies Inc.	5,020	38,252

		1,704,196
GAS—0.45%
Cascade Natural Gas Corp.	14,433	381,176
Chesapeake Utilities Corp.	6,235	213,611
EnergySouth Inc.	7,791	397,341
SEMCO Energy Inc.(a)	35,478	275,664

		1,267,792
HAND & MACHINE TOOLS—0.04%
Raser Technologies Inc.(a)(b)	16,793	124,100

		124,100
HEALTH CARE—0.04%
MEDTOX Scientific Inc.(a)	3,754	109,992

		109,992
HEALTH CARE - PRODUCTS—4.52%
Abaxis Inc.(a)	14,708	306,809
ABIOMED Inc.(a)	20,799	224,213
AngioDynamics Inc.(a)	13,458	242,379
Artes Medical Inc.(a)(b)	3,463	27,635
Aspect Medical Systems Inc.(a)(b)	7,969	119,216
ATS Medical Inc.(a)	36,871	74,479
BioLase Technology Inc.(a)(b)	18,957	115,069
Caliper Life Sciences Inc.(a)	25,678	120,430
Candela Corp.(a)	16,156	187,086
Cantel Medical Corp.(a)	8,955	152,325
Cardiac Science Corp.(a)	11,578	126,895
Cepheid Inc.(a)	34,608	505,277
Cerus Corp.(a)	18,259	123,431
Cholestech Corp.(a)	11,488	252,621
Columbia Laboratories Inc.(a)	39,005	94,002
Conceptus Inc.(a)	19,340	374,616
Cutera Inc.(a)	9,087	226,448
Cyberonics Inc.(a)	11,951	201,016
Cynosure Inc. Class A(a)	4,324	157,523
Datascope Corp.	9,977	381,920
Delcath Systems Inc.(a)(b)	11,957	53,687
DexCom Inc.(a)(b)	12,974	106,257

Digirad Corp.(a)	22,067	92,240
Endologix Inc.(a)	28,517	127,471
EPIX Pharmaceuticals Inc.(a)	22,675	127,207
Hanger Orthopedic Group Inc.(a)	15,830	170,964
Hansen Medical Inc.(a)(b)	4,837	91,371
HealthTronics Inc.(a)	25,710	111,839
ICU Medical Inc.(a)	9,489	407,458
Invacare Corp.	13,698	251,084
IRIS International Inc.(a)	14,144	238,185
Kensey Nash Corp.(a)	8,703	233,327
Lifecore Biomedical Inc.(a)	11,017	174,840
Luminex Corp.(a)	20,420	251,370
Medical Action Industries Inc.(a)	5,991	108,197
Merge Technologies Inc.(a)	16,163	105,544
Merit Medical Systems Inc.(a)	20,080	240,157
Metabolix Inc.(a)	8,007	200,415
Microtek Medical Holdings Inc.(a)	33,949	156,165
Microvision Inc.(a)	23,722	118,610
Micrus Endovascular Corp.(a)	8,546	210,232
Minrad International Inc.(a)	25,820	153,113
Natus Medical Inc.(a)	15,890	252,969
Neurometrix Inc.(a)(b)	7,501	72,835
NMT Medical Inc.(a)	12,260	145,649
Northstar Neuroscience Inc.(a)	12,101	140,735
NxStage Medical Inc.(a)	11,757	152,018
OraSure Technologies Inc.(a)	31,814	260,239
Orthovita Inc.(a)	41,744	125,232
Palatin Technologies Inc.(a)	51,419	101,810
PhotoMedex Inc.(a)	51,768	67,298
Possis Medical Inc.(a)	15,186	165,224
Quidel Corp.(a)	18,854	331,076
Somanetics Corp.(a)	11,112	203,461
Sonic Innovations Inc.(a)	20,657	180,749
SonoSite Inc.(a)	11,380	357,673
Spectranetics Corp.(a)	23,317	268,612
Staar Surgical Co.(a)	25,613	97,842
Stereotaxis Inc.(a)	13,472	175,944
Symmetry Medical Inc.(a)	18,002	288,212
Synergetics USA Inc.(a)	8,261	28,831
Synovis Life Technologies Inc.(a)	6,884	99,130
Thermage Inc.(a)	10,768	90,020
ThermoGenesis Corp.(a)	44,768	123,560
Vascular Solutions Inc.(a)	14,257	133,588
Vital Images Inc.(a)	11,320	307,451
VNUS Medical Technologies Inc.(a)	5,908	79,167
Volcano Corp.(a)	12,432	251,251
Zila Inc.(a)	44,077	61,267
Zoll Medical Corp.(a)	13,588	303,148

		12,608,114
HEALTH CARE - SERVICES—2.21%
Air Methods Corp.(a)	6,870	251,923
Alliance Imaging Inc.(a)	14,199	133,329
Allied Healthcare International Inc.(a)	28,701	80,363
America Service Group Inc.(a)	9,788	165,613
American Dental Partners Inc.(a)	10,492	272,477
Bio-Reference Laboratories Inc.(a)	5,529	151,218
Capital Senior Living Corp.(a)	14,821	139,614
Continucare Corp.(a)	34,596	106,902
Five Star Quality Care Inc.(a)	16,628	132,691
Gentiva Health Services Inc.(a)	18,274	366,576
Hythiam Inc.(a)(b)	17,979	155,518
I-trax Inc.(a)	23,794	99,221

LHC Group Inc.(a)	6,569	172,108
Matria Healthcare Inc.(a)	12,856	389,280
MedCath Corp.(a)	6,691	212,774
Metropolitan Health Networks Inc.(a)	39,245	68,679
NightHawk Radiology Holdings Inc.(a)	10,983	198,243
NovaMed Inc.(a)	14,876	90,000
Odyssey Healthcare Inc.(a)	21,788	258,406
Option Care Inc.	19,098	294,109
Pediatric Services of America Inc.(a)	9,282	147,955
Psychemedics Corp.	11,824	241,328
Radiation Therapy Services Inc.(a)	9,543	251,363
RadNet Inc.(a)	15,260	145,428
RehabCare Group Inc.(a)	13,828	196,911
Res-Care Inc.(a)	15,818	334,393
Skilled Healthcare Group Inc. Class A(a)	12,195	189,144
Sun Healthcare Group Inc.(a)	22,396	324,518
Symbion Inc.(a)	14,718	319,528
U.S. Physical Therapy Inc.(a)	12,203	164,374
VistaCare Inc. Class A(a)	11,208	110,063

		6,164,049
HOLDING COMPANIES - DIVERSIFIED—0.32%
Freedom Acquisition Holding Inc.(a)	28,966	318,916
Information Services Group Inc.(a)	16,120	123,318
NTR Acquisition Co.(a)	14,199	134,465
Resource America Inc. Class A	7,755	159,831
Star Maritime Acquisition Corp.(a)	12,351	151,423

		887,953
HOME BUILDERS—0.51%
Cavalier Homes Inc.(a)	20,504	100,265
Cavco Industries Inc.(a)	5,615	210,675
Coachmen Industries Inc.	12,043	116,335
Fleetwood Enterprises Inc.(a)	38,938	352,389
Levitt Corp. Class A	7,469	70,433
M/I Homes Inc.	5,311	141,273
Monaco Coach Corp.	20,164	289,353
Skyline Corp.	4,426	132,824

		1,413,547
HOME FURNISHINGS—0.85%
American Technology Corp.(a)	21,952	82,759
American Woodmark Corp.	5,257	181,892
Audiovox Corp. Class A(a)	14,537	188,545
Bassett Furniture Industries Inc.	11,093	151,419
DTS Inc.(a)	13,538	294,722
Hooker Furniture Corp.	8,120	182,213
Kimball International Inc. Class B	17,492	245,063
La-Z-Boy Inc.	21,617	247,731
Stanley Furniture Co. Inc.	10,788	221,586
TiVo Inc.(a)	54,990	318,392
Universal Electronics Inc.(a)	7,258	263,611

		2,377,933
HOUSEHOLD PRODUCTS & WARES—0.61%
CSS Industries Inc.	3,171	125,603
Ennis Inc.	17,867	420,232
Prestige Brands Holdings Inc.(a)	16,657	216,208
Russ Berrie and Co. Inc.(a)	8,952	166,776
Spectrum Brands Inc.(a)	19,422	131,487
Standard Register Co. (The)	12,198	139,057
WD-40 Co.	15,027	493,937

		1,693,300

HOUSEWARES—0.26%
Libbey Inc.	10,199	219,992
Lifetime Brands Inc.	6,733	137,690
National Presto Industries Inc.	5,678	353,967

		711,649
INSURANCE—1.97%
Affirmative Insurance Holdings Inc.	12,878	196,390
AmCOMP Inc.(a)	4,776	46,566
American Independence Corp.(a)	1,180	13,015
American Physicians Capital Inc.(a)	8,301	336,191
American Safety Insurance Holdings Ltd.(a)	6,284	149,748
Amerisafe Inc.(a)	10,095	198,165
Baldwin & Lyons Inc. Class B	13,483	350,288
Bristol West Holdings Inc.	6,575	147,083
Citizens Inc.(a)	23,002	161,934
Crawford & Co. Class B	23,971	162,044
Donegal Group Inc. Class A	3,570	53,193
Eastern Insurance Holdings Inc.	8,798	139,800
eHealth Inc.(a)	8,181	156,175
EMC Insurance Group Inc.	1,813	44,999
First Acceptance Corp.(a)	6,458	65,613
First Mercury Financial Corp.(a)	6,458	135,424
FPIC Insurance Group Inc.(a)	7,634	311,238
James River Group Inc.	5,762	191,471
KMG America Corp.(a)	20,512	107,688
Life Partners Holdings Inc.	3,029	98,685
Meadowbrook Insurance Group Inc.(a)	10,846	118,872
National Atlantic Holdings Corp. Class A(a)	4,585	63,686
National Interstate Corp.	7,050	183,864
North Pointe Holdings Corp.(a)	183	1,879
NYMAGIC Inc.	4,925	197,985
Penn Treaty American Corp.(a)	16,835	96,296
PMA Capital Corp. Class A(a)	25,827	276,091
Presidential Life Corp.	9,837	193,395
Primus Guaranty Ltd.(a)	23,460	251,491
ProCentury Corp.	8,386	140,549
PXRE Group Ltd.(a)	29,937	138,908
RAM Holdings Ltd.(a)	10,233	161,170
Scottish Re Group Ltd.(a)	34,723	169,795
SCPIE Holdings Inc.(a)	4,663	116,575
SeaBright Insurance Holdings Inc.(a)	12,185	212,994
Specialty Underwriters’ Alliance Inc.(a)	9,627	76,150
21st Century Holding Co.	3,204	34,411

		5,499,821
INTERNET—4.67%
Access Integrated Technologies Inc. Class A(a)(b)	8,910	72,082
ActivIdentity Corp.(a)	40,876	188,030
Agile Software Corp.(a)	39,176	315,759
Alloy Inc.(a)	5,444	54,440
Answers Corp.(a)	6,717	82,955
Answerthink Inc.(a)	35,201	127,428
Applied Digital Solutions Inc.(a)	59,213	81,122
Arbinet-thexchange Inc.(a)	12,208	73,614
Art Technology Group Inc.(a)	82,675	219,916
AsiaInfo Holdings Inc.(a)	20,453	198,394
Audible Inc.(a)	16,175	163,044
Authorize.Net Holdings Inc.(a)	15,361	274,808
Autobytel Inc.(a)	32,698	138,967
Blue Coat Systems Inc.(a)	7,850	388,732
Centillium Communications Inc.(a)	34,830	72,795

Chordiant Software Inc.(a)	20,633	323,113
CyberSource Corp.(a)	22,670	273,400
Drugstore.com Inc.(a)	60,076	161,604
eCollege.com Inc.(a)	11,588	257,833
eDiets.com Inc.(a)	9,804	31,863
Entrust Inc.(a)	44,538	180,824
ePlus Inc.(a)	10,139	98,652
eResearch Technology Inc.(a)	27,338	259,984
FTD Group Inc.	10,340	190,359
Harris Interactive Inc.(a)	40,792	218,237
Health Grades Inc.(a)	14,762	96,101
HealthStream Inc.(a)	24,806	87,069
Hollywood Media Corp.(a)	29,586	128,995
i2 Technologies Inc.(a)(b)	7,824	145,839
iBasis Inc.(a)	19,288	193,844
iMergent Inc.(b)	7,582	185,456
Internap Network Services Corp.(a)	26,696	384,956
Internet Capital Group Inc.(a)	23,759	294,612
Interwoven Inc.(a)	26,729	375,275
iPass Inc.(a)	38,574	209,071
Jupitermedia Corp.(a)	13,346	97,159
Keynote Systems Inc.(a)	14,996	245,934
Knot Inc. (The)(a)	15,384	310,603
Lionbridge Technologies Inc.(a)	38,901	229,127
Liquidity Services Inc.(a)	6,418	120,530
LoopNet Inc.(a)	15,178	354,103
MIVA Inc.(a)	20,998	136,487
Napster Inc.(a)	28,402	96,567
NIC Inc.	22,807	156,000
1-800 CONTACTS INC.(a)	4,683	109,863
1-800-FLOWERS.COM Inc.(a)	18,336	172,908
Online Resources Corp.(a)	19,614	215,362
Overstock.com Inc.(a)(b)	8,818	161,105
PC-Tel Inc.(a)	18,298	160,108
Perficient Inc.(a)	17,561	363,513
Quovadx Inc.(a)	38,796	121,431
RightNow Technologies Inc.(a)	11,928	195,738
S1 Corp.(a)	34,588	276,358
Safeguard Scientifics Inc.(a)	63,277	177,808
Secure Computing Corp.(a)	28,993	220,057
Shutterfly Inc.(a)(b)	8,419	181,429
SonicWALL Inc.(a)	40,026	343,823
Stamps.com Inc.(a)	8,508	117,240
SumTotal Systems Inc.(a)	23,132	181,586
SupportSoft Inc.(a)	33,756	184,308
TeleCommunication Systems Inc.(a)	25,119	127,605
Terremark Worldwide Inc.(a)	30,432	196,286
TheStreet.com Inc.	11,391	123,934
Think Partnership Inc.(a)	33,653	100,622
Travelzoo Inc.(a)	4,900	130,291
Tumbleweed Communications Corp.(a)	39,458	100,618
Vignette Corp.(a)	18,875	361,645
Vocus Inc.(a)	7,512	188,626
Web.com Inc.(a)	6,898	43,526
Website Pros Inc.(a)	10,250	96,555
Zix Corp.(a)	36,631	67,767

		13,015,795
INVESTMENT COMPANIES—0.99%
Capital Southwest Corp.	1,476	229,946
Gladstone Capital Corp.(b)	16,557	355,313
Gladstone Investment Corp.	14,533	206,514
Harris & Harris Group Inc.(a)	16,103	180,354

Hercules Technology Growth Capital Inc.	15,149	204,663
Kohlberg Capital Corp.	7,655	142,000
Medallion Financial Corp.	16,218	191,859
MVC Capital Inc.	12,365	232,586
NGP Capital Resources Co.	14,450	241,604
Patriots Capital Funding Inc.	15,977	237,258
Prospect Energy Corp.	14,703	256,861
Technology Investment Capital Corp.	14,386	227,155
UTEK Corp.(b)	4,321	61,790

		2,767,903
IRON & STEEL—0.25%
Claymont Steel Holdings Inc.(a)	5,762	123,249
Material Sciences Corp.(a)	8,818	103,964
Olympic Steel Inc.	6,416	183,883
Universal Stainless & Alloy Products Inc.(a)	3,679	129,611
Wheeling-Pittsburgh Corp.(a)	8,863	168,663

		709,370
LEISURE TIME—0.73%
Aldila Inc.	6,314	97,362
Ambassadors Group Inc.	11,886	422,310
Ambassadors International Inc.	3,942	131,111
Arctic Cat Inc.	13,243	262,211
Escalade Inc.	9,653	90,159
K2 Inc.(a)	26,788	406,910
Multimedia Games Inc.(a)	18,393	234,695
Nautilus Inc.	17,469	210,327
Town Sports International Holdings Inc.(a)	9,075	175,329

		2,030,414
LODGING—0.67%
Interstate Hotels & Resorts Inc.(a)	28,802	150,346
Lodgian Inc.(a)	15,144	227,614
Marcus Corp.	8,333	197,992
Monarch Casino & Resort Inc.(a)	8,017	215,256
Morgans Hotel Group Co.(a)	11,463	279,468
MTR Gaming Group Inc.(a)	15,757	242,658
Red Lion Hotels Corp.(a)	5,884	75,609
Riviera Holdings Corp.(a)	7,334	266,591
Trump Entertainment Resorts Inc.(a)	17,960	225,398

		1,880,932
MACHINERY—1.92%
Bolt Technology Corp.(a)	3,250	143,130
Cascade Corp.	7,382	579,044
Chart Industries Inc.(a)	6,613	188,074
Columbus McKinnon Corp.(a)	11,324	364,633
Flow International Corp.(a)	20,841	262,597
Gehl Corp.(a)	7,580	230,129
Gerber Scientific Inc.(a)	16,251	188,837
Gorman-Rupp Co. (The)	6,491	206,803
Hardinge Inc.	6,423	218,575
Hurco Companies Inc.(a)	4,234	211,615
Intevac Inc.(a)	14,161	301,063
iRobot Corp.(a)(b)	7,459	148,061
Kadant Inc.(a)	7,573	236,278
Lindsay Corp.(b)	8,431	373,409
Park-Ohio Holdings Corp.(a)	7,273	198,553
Presstek Inc.(a)(b)	22,249	177,770
Robbins & Myers Inc.	7,181	381,527
Tecumseh Products Co. Class A(a)	10,573	166,102
Tennant Co.	11,599	423,364

TurboChef Technologies Inc.(a)(b)	11,597	161,430
Twin Disc Inc.	2,615	188,045

		5,349,039
MANUFACTURERS—0.04%
Synalloy Corp.	3,106	108,399

		108,399
MANUFACTURING—1.74%
Ameron International Corp.	5,906	532,662
AZZ Inc.(a)	5,819	195,809
Blount International Inc.(a)	19,303	252,483
Flanders Corp.(a)	16,186	124,632
FreightCar America Inc.	6,998	334,784
GenTek Inc.(a)	7,696	271,053
GP Strategies Corp.(a)	15,988	173,949
Koppers Holdings Inc.	9,069	305,444
LSB Industries Inc.(a)	7,952	170,014
Lydall Inc.(a)	8,222	120,123
Myers Industries Inc.	18,592	411,069
Nanophase Technologies Corp.(a)(b)	15,383	93,682
Portec Rail Products Inc.	15,617	188,810
Quixote Corp.	7,519	140,605
Raven Industries Inc.	11,293	403,273
Reddy Ice Holdings Inc.	12,406	353,819
Smith & Wesson Holding Corp.(a)(b)	18,937	317,195
Standex International Corp.	7,116	202,379
Sturm, Ruger & Co. Inc.(a)	17,378	269,707

		4,861,492
MEDIA—1.58%
Acacia Research Corp. - Acacia Technologies Group(a)	20,088	324,622
Acme Communications Inc.	20,275	101,578
Beasley Broadcast Group Inc. Class A	15,197	135,253
Courier Corp.	6,873	274,920
Crown Media Holdings Inc. Class A(a)	10,580	76,176
Cumulus Media Inc. Class A(a)	12,164	113,733
DG FastChannel Inc.(a)	7,463	152,096
Emmis Communications Corp.	26,742	246,294
Fisher Communications Inc.(a)	6,188	314,289
4Kids Entertainment Inc.(a)	10,744	161,160
Global Traffic Network Inc.(a)	5,979	41,195
Gray Television Inc.	23,126	214,378
Journal Register Co.	18,363	82,266
LodgeNet Entertainment Corp.(a)	14,800	474,488
Moscow CableCom Corp.(a)	5,851	75,127
New Frontier Media Inc.	18,683	162,916
Nexstar Broadcasting Group Inc. Class A(a)	7,257	95,357
Outdoor Channel Holdings Inc.(a)	10,103	113,861
Playboy Enterprises Inc. Class B(a)	17,301	196,020
PRIMEDIA Inc.(a)	141,189	402,389
Private Media Group Inc.(a)	2,797	6,237
Regent Communications Inc.(a)	36,587	122,566
Saga Communications Inc.(a)	12,570	123,186
Salem Communications Corp. Class A	6,992	77,541
Spanish Broadcasting System Inc. Class A(a)	25,029	107,625
Sun-Times Media Group Inc. Class A	31,108	163,317
WorldSpace Inc. Class A(a)(b)	3,310	15,987
Young Broadcasting Inc. Class A(a)	8,484	31,306

		4,405,883

METAL FABRICATE & HARDWARE—1.05%
Ampco-Pittsburgh Corp.	3,753	150,458
Castle (A.M.) & Co.	7,601	272,952
CIRCOR International Inc.	13,135	531,048
Dynamic Materials Corp.	7,484	280,650
Foster (L.B.) Co. Class A(a)	5,850	167,778
Ladish Co. Inc.(a)	9,716	417,788
NN Inc.	14,782	174,428
Northwest Pipe Co.(a)	5,244	186,529
RBC Bearings Inc.(a)	11,825	487,781
Sun Hydraulics Corp.	5,445	268,166

		2,937,578
MINING—0.34%
Charles & Colvard Ltd.(b)	15,180	75,141
Idaho General Mines Inc.(a)	30,500	193,370
U.S. Energy Corp.(a)	19,375	104,238
Uranerz Energy Corp.(a)	19,060	97,397
Uranium Resources Inc.(a)	30,436	335,709
US Gold Corp.(a)	26,329	144,810

		950,665
OIL & GAS—2.42%
Abraxas Petroleum Corp.(a)	21,718	97,514
Adams Resources & Energy Inc.	5,047	150,602
American Oil & Gas Inc.(a)	33,362	226,194
Arena Resources Inc.(a)	7,692	446,982
Aurora Oil & Gas Corp.(a)	52,896	112,668
BPZ Energy Inc.(a)	30,361	169,414
Brigham Exploration Co.(a)	27,797	163,168
Bronco Drilling Co. Inc.(a)	13,348	219,041
Callon Petroleum Co.(a)	10,373	146,985
Cano Petroleum Inc.(a)	16,901	101,406
Clayton Williams Energy Inc.(a)	5,265	139,365
Contango Oil & Gas Co.(a)	9,076	329,368
Double Eagle Petroleum Co.(a)	10,524	187,748
Edge Petroleum Corp.(a)	17,211	241,126
Endeavour International Corp.(a)	50,825	76,238
Energy Partners Ltd.(a)	14,316	238,934
FX Energy Inc.(a)	20,222	185,031
Gasco Energy Inc.(a)(b)	55,691	131,988
GeoGlobal Resources Inc.(a)(b)	19,443	98,965
GMX Resources Inc.(a)(b)	7,519	260,157
Harvest Natural Resources Inc.(a)	26,602	316,830
McMoRan Exploration Co.(a)	16,939	237,146
Meridian Resource Corp. (The)(a)	62,022	187,306
Oilsands Quest Inc.(a)	58,715	145,026
Panhandle Oil and Gas Inc.	3,036	85,858
Petroleum Development Corp.(a)	9,860	468,153
PetroQuest Energy Inc.(a)	26,855	390,472
Quest Resource Corp.(a)	11,208	130,909
RAM Energy Resources Inc.(a)(b)	20,382	110,470
Sulphco Inc.(a)	28,711	103,647
Toreador Resources Corp.(a)	10,504	157,560
Transmeridian Exploration Inc.(a)(b)	52,021	91,557
Tri-Valley Corp.(a)(b)	19,608	154,903

TXCO Resources Inc.(a)	24,786	254,800
VAALCO Energy Inc.(a)	41,572	200,793

		6,758,324
OIL & GAS SERVICES—1.63%
Allis-Chalmers Energy Inc.(a)	15,534	357,127
Dawson Geophysical Co.(a)	5,677	348,908
Flotek Industries Inc.(a)	5,070	303,947

Geokinetics Inc.(a)	3,863	119,869
Gulf Island Fabrication Inc.	8,057	279,578
Horizon Offshore Inc.(a)	17,891	343,507
MarkWest Hydrocarbon Inc.	5,635	323,618
Matrix Service Co.(a)	15,744	391,238
Metretek Technologies Inc.(a)(b)	8,449	130,453
Mitcham Industries Inc.(a)	8,733	166,713
NATCO Group Inc. Class A(a)	9,003	414,498
Natural Gas Services Group Inc.(a)	7,111	127,145
Newpark Resources Inc.(a)	55,564	430,621
Omni Energy Services Corp.(a)	8,491	95,099
Superior Offshore International Inc.(a)	5,155	93,821
Superior Well Services Inc.(a)	7,961	202,289
TGC Industries Inc.(a)	7,326	79,853
Trico Marine Services Inc.(a)	5,481	224,063
Union Drilling Inc.(a)	7,266	119,308

		4,551,655
PACKAGING & CONTAINERS—0.23%
AEP Industries Inc.(a)	6,306	283,833
Astronics Corp.(a)	4,650	148,242
Chesapeake Corp.	17,053	214,356

		646,431
PHARMACEUTICALS—5.00%
ACADIA Pharmaceuticals Inc.(a)	17,662	241,440
Accelrys Inc.(a)	11,708	73,643
Achillion Pharmaceuticals Inc.(a)	3,941	23,567
Acusphere Inc.(a)	18,986	40,820
Adolor Corp.(a)	21,097	78,270
Advanced Life Sciences Holdings Inc.(a)	12,823	34,237
Akorn Inc.(a)	28,897	201,990
Alexza Pharmaceuticals Inc.(a)	11,840	97,917
Alfacell Corp.(a)(b)	37,929	94,443
Allos Therapeutics Inc.(a)	32,147	142,090
Alnylam Pharmaceuticals Inc.(a)(b)	20,604	312,975
Altus Pharmaceuticals Inc.(a)	10,832	125,001
Anadys Pharmaceuticals Inc.(a)	18,253	67,901
Anika Therapeutics Inc.(a)	10,645	161,698
Animal Health International Inc.(a)	6,473	93,794
Antigenics Inc.(a)(b)	23,178	66,289
Array BioPharma Inc.(a)	27,325	318,883
Auxilium Pharmaceuticals Inc.(a)	18,477	294,523
AVANIR Pharmaceuticals Class A(a)	20,128	48,106
AVI BioPharma Inc.(a)(b)	30,744	86,083
Bentley Pharmaceuticals Inc.(a)	10,859	131,828
Bioenvision Inc.(a)	34,790	201,086
Bionovo Inc.(a)(b)	24,810	95,767
BioScrip Inc.(a)	26,970	129,456
BioSphere Medical Inc.(a)	7,120	50,338
Bradley Pharmaceuticals Inc.(a)	8,174	177,458
Cadence Pharmaceuticals Inc.(a)	9,106	110,456
Caraco Pharmaceutical Laboratories Ltd.(a)	5,618	85,281
Cell Therapeutics Inc.(a)(b)	33,579	102,416
Chelsea Therapeutics International(a)	15,966	106,813
CollaGenex Pharmaceuticals Inc.(a)	13,916	172,558
CombinatoRX Inc.(a)(b)	15,801	97,492
Cortex Pharmaceuticals Inc.(a)(b)	31,867	85,085
Cyclacel Pharmaceuticals Inc.(a)	12,124	78,806
Cypress Bioscience Inc.(a)	17,456	231,467
Cytrx Corp.(a)(b)	58,528	182,607
Dendreon Corp.(a)(b)	48,410	342,743
Depomed Inc.(a)	32,755	156,241

Discovery Laboratories Inc.(a)	56,980	161,253
DURECT Corp.(a)	36,946	142,242
Dyax Corp.(a)	31,133	130,447
Dynavax Technologies Corp.(a)	28,037	116,073
Emisphere Technologies Inc.(a)	15,745	76,206
Generex Biotechnology Corp.(a)(b)	49,176	87,042
Hemispherx Biopharma Inc.(a)(b)	61,760	81,523
Hi-Tech Pharmacal Co. Inc.(a)	7,632	91,126
Idenix Pharmaceuticals Inc.(a)(b)	12,213	72,057
I-Flow Corp.(a)(b)	15,249	255,268
Immtech Pharmaceuticals Inc.(a)(b)	13,445	108,770
Indevus Pharmaceuticals Inc.(a)	41,357	278,333
InSite Vision Inc.(a)	69,521	104,282
Inspire Pharmaceuticals Inc.(a)	30,382	192,014
Integrated BioPharma Inc.(a)	8,553	44,048
Introgen Therapeutics Inc.(a)(b)	30,015	108,054
Isolagen Inc.(a)	18,425	78,306
ISTA Pharmaceuticals Inc.(a)(b)	16,958	125,150
Javelin Pharmaceuticals Inc.(a)	23,633	146,288
La Jolla Pharmaceutical Co.(a)(b)	13,810	61,869
Ligand Pharmaceuticals Inc. Class B	47,406	326,153
Mannatech Inc.(b)	11,789	187,327
Matrixx Initiatives Inc.(a)	9,455	197,893
Memory Pharmaceuticals Corp.(a)	26,055	61,750
Nabi Biopharmaceuticals(a)	30,852	141,919
Nastech Pharmaceutical Co. Inc.(a)(b)	17,543	191,394
Neogen Corp.(a)	6,254	179,865
Neurocrine Biosciences Inc.(a)	19,259	216,279
Neurogen Corp.(a)	12,904	85,683
NexMed Inc.(a)	48,195	87,715
Noven Pharmaceuticals Inc.(a)	16,194	379,749
NPS Pharmaceuticals Inc.(a)	33,189	137,402
Nutraceutical International Corp.(a)	7,828	129,710
Nutrition 21 Inc.(a)(b)	30,468	50,272
Nuvelo Inc.(a)	24,660	67,075
Osiris Therapeutics Inc.(a)(b)	6,636	89,652
Pain Therapeutics Inc.(a)(b)	25,474	221,879
Penwest Pharmaceuticals Co.(a)(b)	15,432	192,437
PetMed Express Inc.(a)	16,088	206,570
Pharmacopeia Inc.(a)	26,943	149,534
Pharmacyclics Inc.(a)(b)	13,626	37,063
Poniard Pharmaceuticals Inc.(a)	16,111	109,555
POZEN Inc.(a)	15,920	287,674
Progenics Pharmaceuticals Inc.(a)	14,522	313,240
Reliv International Inc.	13,510	141,855
Repros Therapeutics Inc.(a)	7,618	95,225
Rigel Pharmaceuticals Inc.(a)	21,787	194,122
Salix Pharmaceuticals Ltd.(a)	28,727	353,342
Santarus Inc.(a)	31,572	163,227
Schiff Nutrition International Inc.(a)	4,036	26,436
SCOLR Pharma Inc.(a)(b)	32,926	72,766
Somaxon Pharmaceuticals Inc.(a)	5,389	65,530
Spectrum Pharmaceuticals Inc.(a)	16,539	118,585
Star Scientific Inc.(a)	24,533	21,589
Theragenics Corp.(a)	25,211	105,130
Titan Pharmaceuticals Inc.(a)	15,282	33,162
Trimeris Inc.(a)	13,921	95,220
Trubion Pharmaceuticals Inc.(a)	4,325	90,306
Vanda Pharmaceuticals Inc.(a)	16,666	337,653
ViaCell Inc.(a)	16,327	90,288
Vion Pharmaceuticals Inc.(a)	57,901	62,533
VIVUS Inc.(a)	42,778	223,729

		13,940,407

REAL ESTATE—0.61%
Avatar Holdings Inc.(a)(b)	4,599	353,847
California Coastal Communities Inc.(a)	9,181	155,526
Consolidated-Tomoka Land Co.	4,665	323,238
Grubb & Ellis Co.(a)	9,120	105,792
HFF Inc. Class A(a)	9,048	140,334
HouseValues Inc.(a)(b)	11,662	53,295
Tarragon Corp.(a)(b)	9,189	77,739
Thomas Properties Group Inc.	21,078	336,826
ZipRealty Inc.(a)(b)	20,532	153,990

		1,700,587
REAL ESTATE INVESTMENT TRUSTS—4.20%
Affordable Residential Communities Inc.(a)	25,538	301,859
Agree Realty Corp.	16,043	501,344
Alesco Financial Inc.	28,963	235,469
American Campus Communities Inc.	14,782	418,183
American First Apartment Investors Inc.	19,933	493,342
AmREIT Class A	15,848	138,670
Anworth Mortgage Asset Corp.	28,573	258,586
Arbor Realty Trust Inc.	11,579	298,854
Associated Estates Realty Corp.	18,686	291,315
Capital Lease Funding Inc.	43,299	465,464
Capital Trust Inc. Class A	11,149	380,627
Capstead Mortgage Corp.(b)	16,295	158,062
Cedar Shopping Centers Inc.	32,091	460,506
Cogdell Spencer Inc.	6,647	136,862
Crystal River Capital Inc.	8,554	207,691
Eagle Hospitality Properties Trust Inc.	11,350	149,366
Education Realty Trust Inc.	21,952	307,987
Feldman Mall Properties Inc.	17,448	198,907
Fieldstone Investment Corp.	31,106	113,226
First Potomac Realty Trust	17,543	408,576
Gladstone Commercial Corp.	31,664	620,614
GMH Communities Trust	24,055	233,093
Hersha Hospitality Trust	39,693	469,171
HomeBanc Corp.	46,175	58,642
Impac Mortgage Holdings Inc.(b)	32,835	151,369
Investors Real Estate Trust	12,106	125,055
JER Investors Trust Inc.	11,459	171,885
Kite Realty Group Trust	10,857	206,500
LTC Properties Inc.	17,888	406,952
Luminent Mortgage Capital Inc.	30,766	310,429
Medical Properties Trust Inc.	19,610	259,440
MFA Mortgage Investments Inc.	22,409	163,138
Monmouth Real Estate Investment Corp. Class A	29,239	254,087
NovaStar Financial Inc.	15,175	105,922
One Liberty Properties Inc.	18,464	420,241
PMC Commercial Trust	4,822	63,409
Ramco-Gershenson Properties Trust	12,370	444,454
Republic Property Trust	1,738	21,291
Sun Communities Inc.	11,423	340,063
Universal Health Realty Income Trust	16,105	536,297
Urstadt Biddle Properties Inc. Class A	4,034	68,618
Winston Hotels Inc.	25,033	375,495

		11,731,061
RETAIL—4.08%
AC Moore Arts & Crafts Inc.(a)	10,371	203,375
AFC Enterprises Inc.(a)	15,531	268,531
Allion Healthcare Inc.(a)	7,834	46,221

America’s Car-Mart Inc.(a)(b)	8,955	121,698
Big 5 Sporting Goods Corp.	12,042	307,071
BJ’s Restaurants Inc.(a)	13,134	259,265
Bluefly Inc.(a)	83,501	82,666
Books-A-Million Inc.	11,162	189,084
Buca Inc.(a)	19,756	69,146
Buffalo Wild Wings Inc.(a)	10,100	420,059
Build-A-Bear Workshop Inc.(a)(b)	8,275	216,309
Cache Inc.(a)	11,809	156,705
California Pizza Kitchen Inc.(a)	21,291	457,331
Casual Male Retail Group Inc.(a)	27,682	279,588
Charlotte Russe Holding Inc.(a)	13,861	372,445
Citi Trends Inc.(a)	8,076	306,565
Collegiate Pacific Inc.	4,559	44,268
Cosi Inc.(a)(b)	29,088	132,641
Cost Plus Inc.(a)(b)	15,151	128,480
CSK Auto Corp.(a)	24,474	450,322
dELiA*s Inc.(a)	13,619	103,913
Denny’s Corp.(a)	63,913	284,413
Design Within Reach Inc.(a)	18,007	107,142
Duckwall-Alco Stores Inc.(a)	334	12,458
Eddie Bauer Holdings Inc.(a)	18,008	231,403
EZCORP Inc.(a)	25,617	339,169
Famous Dave’s of America Inc.(a)	9,894	220,438
Finish Line Inc. (The) Class A	22,043	200,812
Fred’s Inc.	20,568	275,200
Hastings Entertainment Inc.(a)	13,618	96,688
Haverty Furniture Companies Inc.	16,718	195,099
Hot Topic Inc.(a)	25,733	279,718
Jamba Inc.(a)(b)	28,447	260,006
Kona Grill Inc.(a)	3,685	67,178
Krispy Kreme Doughnuts Inc.(a)(b)	37,101	343,555
Lithia Motors Inc. Class A	6,451	163,468
Luby’s Inc.(a)	20,165	194,794
MarineMax Inc.(a)	10,373	207,667
McCormick & Schmick’s Seafood Restaurants Inc.(a)	8,458	219,401
Mothers Work Inc.(a)	3,516	109,945
Nathan’s Famous Inc.(a)	5,610	97,053
O’Charley’s Inc.	17,630	355,421
PriceSmart Inc.	6,784	167,768
Restoration Hardware Inc.(a)	23,305	130,042
Rex Stores Corp.(a)	3,610	71,586
Rubio’s Restaurants Inc.(a)	12,107	122,644
Rush Enterprises Inc. Class A(a)	15,141	328,863
Ruth’s Chris Steak House Inc.(a)	8,784	149,240
Sharper Image Corp.(a)(b)	9,415	107,237
Shoe Carnival Inc.(a)	7,634	209,859
Steak n Shake Co. (The)(a)	12,377	206,572
Stein Mart Inc.	15,023	184,182
Susser Holdings Corp.(a)	4,122	66,818
Systemax Inc.(b)	4,717	98,161
Tuesday Morning Corp.	14,380	177,737
United Retail Group Inc.(a)	5,973	69,466
West Marine Inc.(a)	10,859	149,420
Wet Seal Inc. Class A(a)	46,283	278,161

		11,394,467
SAVINGS & LOANS—2.27%
Abington Bancorp Inc.	24,302	232,084
American Bancorp of New Jersey	7,110	73,375
BankAtlantic Bancorp Inc. Class A	18,675	160,792
BankFinancial Corp.	11,937	184,427

Berkshire Hills Bancorp Inc.	11,250	354,488
Beverly Hills Bancorp Inc.	11,158	87,256
CFS Bancorp Inc.	27,580	400,462
Citizens First Bancorp Inc.	10,644	232,039
Dime Community Bancshares Inc.	5,259	69,366
First Financial Holdings Inc.	10,585	346,235
First Place Financial Corp.	13,249	279,819
Flushing Financial Corp.	14,919	239,599
Franklin Bank Corp.(a)	20,635	307,462
Great Lakes Bancorp Inc.(a)	8,696	114,874
KNBT Bancorp Inc.	28,981	426,021
Legacy Bancorp Inc.	10,176	152,131
OceanFirst Financial Corp.	9,419	165,774
Partners Trust Financial Group Inc.	39,120	410,760
Provident New York Bancorp	34,336	463,879
Synergy Financial Group Inc.	18,811	250,939
TierOne Corp.	12,338	371,374
United Community Financial Corp.	27,426	273,711
Willow Financial Bancorp Inc.	21,790	283,270
WSFS Financial Corp.	6,801	444,989

		6,325,126
SEMICONDUCTORS—3.34%
Actel Corp.(a)	18,048	251,048
Advanced Analogic Technologies Inc.(a)	22,655	219,754
ANADIGICS Inc.(a)	33,702	464,751
Asyst Technologies Inc.(a)	33,279	240,607
Aviza Technology Inc.(a)	6,541	38,396
Bookham Inc.(a)	40,421	90,947
Cascade Microtech Inc.(a)	6,799	81,520
CEVA Inc.(a)	19,159	162,852
Cohu Inc.	15,676	348,791
Credence Systems Corp.(a)	59,192	213,091
DSP Group Inc.(a)	13,841	283,325
EMCORE Corp.(a)(b)	27,345	149,030
Exar Corp.(a)	18,116	242,754
FSI International Inc.(a)	26,732	85,275
Genesis Microchip Inc.(a)	18,591	174,012
Ikanos Communications Inc.(a)	14,079	107,141
Integrated Silicon Solution Inc.(a)	26,476	166,799
IXYS Corp.(a)	18,122	151,319
Kopin Corp.(a)	50,632	197,465
Kulicke & Soffa Industries Inc.(a)	35,956	376,459
Lattice Semiconductor Corp.(a)	58,916	337,000
Leadis Technology Inc.(a)	18,378	64,507
LTX Corp.(a)	39,692	220,688
Mattson Technology Inc.(a)	31,742	307,897
Microtune Inc.(a)	35,517	185,754
Mindspeed Technologies Inc.(a)	60,630	133,992
MIPS Technologies Inc. Class A(a)	31,248	274,670
Monolithic Power Systems Inc.(a)	15,988	278,991
MoSys Inc.(a)	14,347	125,536
Nanometrics Inc.(a)	12,763	87,554
Pericom Semiconductor Corp.(a)	21,167	236,224
Photronics Inc.(a)	20,317	302,317
PLX Technology Inc.(a)	19,328	215,700
QuickLogic Corp.(a)	21,117	56,382
Rudolph Technologies Inc.(a)	19,250	319,743
Semitool Inc.(a)	10,120	97,253
SigmaTel Inc.(a)	17,505	50,765
Standard Microsystems Corp.(a)	14,280	490,375
Supertex Inc.(a)	7,634	239,250
Techwell Inc.(a)	8,808	115,385

TranSwitch Corp.(a)	83,874	152,651
Ultra Clean Holdings Inc.(a)	10,491	146,664
Ultratech Inc.(a)	17,260	230,076
Veeco Instruments Inc.(a)	15,827	328,252
Virage Logic Corp.(a)	14,933	109,608
Volterra Semiconductor Corp.(a)(b)	12,158	172,644

		9,325,214
SOFTWARE—3.42%
Actuate Corp.(a)	40,963	278,139
American Software Inc. Class A	18,419	189,716
AMICAS Inc.(a)	46,524	164,695
Borland Software Corp.(a)	50,994	302,904
Bottomline Technologies Inc.(a)	13,364	165,045
Callidus Software Inc.(a)	15,784	127,850
Captaris Inc.(a)	24,867	127,319
Computer Programs & Systems Inc.	7,874	243,937
Concur Technologies Inc.(a)	24,163	552,125
Concurrent Computer Corp.(a)	57,383	102,716
Convera Corp. Class A(a)(b)	15,451	67,366
Digi International Inc.(a)	19,080	281,239
DivX Inc.(a)	12,018	180,270
Emageon Inc.(a)	14,919	134,569
EPIQ Systems Inc.(a)	19,491	314,975
FalconStor Software Inc.(a)	19,276	203,362
Infocrossing Inc.(a)(b)	17,247	318,552
infoUSA Inc.	14,958	152,871
Innerworkings Inc.(a)	12,210	195,604
InPhonic Inc.(a)(b)	15,496	72,211
Interactive Intelligence Inc.(a)	7,328	150,957
Inter-Tel Inc.	10,202	244,134
INVESTools Inc.(a)	38,170	380,173
JDA Software Group Inc.(a)	16,381	321,559
MGT Capital Investments Inc.(a)	18,497	94,705
Moldflow Corp.(a)	8,763	192,611
MSC Software Corp.(a)	22,246	301,211
NaviSite Inc.(a)	4,831	36,716
Neoware Inc.(a)	11,694	158,337
Omnicell Inc.(a)	21,846	453,960
OpenTV Corp.(a)	46,804	99,224
OPNET Technologies Inc.(a)	5,271	60,669
Packeteer Inc.(a)	23,947	187,026
PDF Solutions Inc.(a)	16,416	194,201
Phase Forward Inc.(a)	24,806	417,485
Phoenix Technologies Ltd.(a)	20,541	173,161
PLATO Learning Inc.(a)	25,126	115,580
Schawk Inc.	4,329	86,667
SeaChange International Inc.(a)	22,182	172,132
Smith Micro Software Inc.(a)	16,720	251,803
SourceForge Inc.(a)	44,578	188,119
SYNNEX Corp.(a)	7,554	155,688
Taleo Corp. Class A(a)	8,946	201,553
Ultimate Software Group Inc.(a)	16,886	488,512
Viewpoint Corp.(a)	37,421	41,912
Visual Sciences Inc.(a)	13,189	204,034

		9,547,594
TELECOMMUNICATIONS—4.40%
Adaptec Inc.(a)	78,709	299,881
Airspan Networks Inc.(a)	34,566	125,475
Alaska Communications Systems Group Inc.	25,482	403,635
Anaren Inc.(a)	11,579	203,906
Applied Signal Technology Inc.	11,694	182,543

Avanex Corp.(a)	116,036	208,865
Avici Systems Inc.(b)	10,764	80,730
Aware Inc.(a)	16,971	91,643
CalAmp Corp.(a)	16,977	70,115
Carrier Access Corp.(a)	16,273	76,320
C-COR Inc.(a)	30,431	427,860
Consolidated Communications Holdings Inc.	12,952	292,715
CT Communications Inc.	12,635	385,494
D&E Communications Inc.	12,837	235,431
Ditech Networks Inc.(a)	24,669	202,039
EFJ Inc.(a)	18,727	100,939
8X8 Inc.(a)(b)	54,005	75,067
EMS Technologies Inc.(a)	8,703	191,988
Endwave Corp.(a)	7,153	81,759
Eschelon Telecom Inc.(a)	5,776	170,970
Extreme Networks Inc.(a)	58,124	235,402
FairPoint Communications Inc.	19,262	341,901
FiberTower Corp.(a)	57,474	248,862
GeoEye Inc.(a)	9,382	203,871
Globecomm Systems Inc.(a)	12,304	179,884
Harmonic Inc.(a)	47,986	425,636
Hickory Tech Corp.	23,722	215,870
Hypercom Corp.(a)	36,187	213,865
I.D. Systems Inc.(a)(b)	7,387	95,071
Iowa Telecommunications Services Inc.	20,203	459,214
iPCS Inc.	9,779	331,215
Knology Inc.(a)	15,197	263,972
KVH Industries Inc.(a)	18,240	159,965
Lantronix Inc.(a)	53,127	74,378
LCC International Inc. Class A(a)	24,947	110,266
MRV Communications Inc.(a)(b)	80,483	261,570
NEON Communications Group Inc.(a)	20,369	101,438
Network Equipment Technologies Inc.(a)	19,292	184,046
Newport Corp.(a)	17,753	274,816
NMS Communications Corp.(a)	43,416	74,676
North Pittsburgh Systems Inc.	11,877	252,386
Novatel Wireless Inc.(a)(b)	18,133	471,821
Oplink Communications Inc.(a)	11,322	169,830
ORBCOMM Inc.(a)	14,060	230,725
ParkerVision Inc.(a)(b)	13,582	162,305
Radyne Corp.(a)	13,249	141,367
Rural Cellular Corp. Class A(a)	7,568	331,554
Shenandoah Telecommunications Co.	3,173	161,284
Sirenza Microdevices Inc.(a)	21,214	251,810
Stratos International Inc.(a)	17,231	137,331
SureWest Communications	10,359	282,179
Switch & Data Facilities Co. Inc.(a)	6,230	119,554
Symmetricom Inc.(a)	32,894	276,310
Telkonet Inc.(a)(b)	36,266	71,081
Tollgrade Communications Inc.(a)	10,744	113,349
USA Mobility Inc.(a)	15,402	412,158
Vonage Holdings Corp.(a)	30,568	95,066
Westell Technologies Inc. Class A(a)	50,687	132,293
Zhone Technologies Inc.(a)	76,573	109,882

		12,285,578
TEXTILES—0.10%
Angelica Corp.	6,565	138,390
Dixie Group Inc.(a)	12,332	154,150

		292,540

TOYS, GAMES & HOBBIES—0.28%
JAKKS Pacific Inc.(a)	14,050	395,367
Lenox Group Inc.(a)	12,433	87,404
Topps Co. Inc. (The)	28,965	304,422

		787,193
TRANSPORTATION—1.15%
ABX Air Inc.(a)	41,977	338,335
Arlington Tankers Ltd.	9,683	277,708
Celadon Group Inc.(a)	18,440	293,196
Covenant Transportation Group Class A(a)	12,043	137,290
Double Hull Tankers Inc.	14,819	231,028
Dynamex Inc.(a)	11,694	298,548
Frozen Food Express Industries Inc.	16,557	167,888
Knightsbridge Tankers Ltd.	9,515	290,303
Marten Transport Ltd.(a)	12,529	225,647
PHI Inc.(a)	6,999	208,500
Saia Inc.(a)	11,033	300,760
SIRVA Inc.(a)	25,422	50,336
U.S. Xpress Enterprises Inc. Class A(a)	8,850	164,433
Universal Truckload Services Inc.(a)	7,135	141,772
USA Truck Inc.(a)	4,895	81,257

		3,207,001
TRUCKING & LEASING—0.13%
Greenbrier Companies Inc. (The)(b)	8,341	252,065
Interpool Inc.	3,668	98,669

		350,734
WATER—0.63%
American States Water Co.	6,936	246,714
Connecticut Water Service Inc.	12,414	302,529
Consolidated Water Co. Inc. Ltd.(b)	8,011	234,802
Middlesex Water Co.	13,713	263,427
Pure Cycle Corp.(a)	10,160	78,842
SJW Corp.	10,542	351,049
Southwest Water Co.	22,345	285,346

		1,762,709

TOTAL COMMON STOCKS
(Cost: $278,711,093)		$278,518,398

Security	Shares	Value

RIGHTS—0.00%

APPAREL—0.00%
Mossimo Inc.(c)	21,276	2

		2

TOTAL RIGHTS
(Cost: $0)		2

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.99%

MONEY MARKET FUNDS—6.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	1,165,844	1,165,844
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	18,339,424	18,339,424

		19,505,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,505,268)		19,505,268

TOTAL INVESTMENTS IN SECURITIES—106.82%
(Cost: $298,216,361)		298,023,668
Other Assets, Less Liabilities—(6.82)%		(19,032,986)

NET ASSETS—100.00%		$278,990,682

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.44%
Clear Channel Outdoor Holdings Inc. Class A(a)	32,484	$920,597
Donnelley (R.H.) Corp.(a)(b)	57,859	4,384,555
Getty Images Inc.(a)	40,669	1,944,385
Harte-Hanks Inc.	40,841	1,048,797
Interpublic Group of Companies Inc. (The)(a)	382,130	4,356,282
Lamar Advertising Co.	67,389	4,229,334

		16,883,950
AEROSPACE & DEFENSE—0.99%
Alliant Techsystems Inc.(a)	26,953	2,672,390
Armor Holdings Inc.(a)	24,828	2,156,808
BE Aerospace Inc.(a)	75,054	3,099,730
DRS Technologies Inc.	33,260	1,904,800
Goodrich Corp.	102,033	6,077,085
L-3 Communications Holdings Inc.	102,018	9,935,533
Rockwell Collins Inc.	136,415	9,636,356
Spirit AeroSystems Holdings Inc. Class A(a)	57,618	2,077,129

		37,559,831
AGRICULTURE—0.58%
Bunge Ltd.	98,413	8,315,898
Loews Corp. - Carolina Group	88,397	6,830,436
UST Inc.	130,567	7,012,754

		22,159,088
AIRLINES—0.86%
AMR Corp.(a)	196,124	5,167,867
Continental Airlines Inc. Class B(a)	79,031	2,676,780
Copa Holdings SA Class A	14,204	955,077
Delta Air Lines Inc.(a)	195,528	3,851,902
Northwest Airlines Corp.(a)	214,564	4,763,321
Southwest Airlines Co.	636,515	9,490,439
UAL Corp.(a)(b)	94,155	3,821,751
US Airways Group Inc.(a)	66,460	2,011,744

		32,738,881
APPAREL—1.09%
Coach Inc.(a)	302,539	14,337,323
Crocs Inc.(a)	65,071	2,800,005
Guess? Inc.	44,395	2,132,736
Hanesbrands Inc.(a)	78,757	2,128,802
Jones Apparel Group Inc.	88,953	2,512,922
Liz Claiborne Inc.	85,109	3,174,566
Phillips-Van Heusen Corp.	45,554	2,759,206
Polo Ralph Lauren Corp.	49,911	4,896,768
VF Corp.	72,810	6,667,940

		41,410,268

AUTO MANUFACTURERS—0.47%
Ford Motor Co.(b)	1,475,933	13,903,289
Oshkosh Truck Corp.	60,332	3,796,089

		17,699,378
AUTO PARTS & EQUIPMENT—0.39%
Autoliv Inc.	64,849	3,687,963
BorgWarner Inc.	47,278	4,067,799
Goodyear Tire & Rubber Co. (The)(a)	170,954	5,942,361
TRW Automotive Holdings Corp.(a)	34,682	1,277,338

		14,975,461
BANKS—3.38%
Associated Banc-Corp	103,864	3,396,353
BancorpSouth Inc.	67,143	1,642,318
Bank of Hawaii Corp.	40,485	2,090,645
BOK Financial Corp.	18,175	970,908
City National Corp.	33,291	2,533,112
Colonial BancGroup Inc. (The)	129,427	3,231,792
Comerica Inc.	127,123	7,560,005
Commerce Bancorp Inc.	156,004	5,770,588
Commerce Bancshares Inc.	56,632	2,565,430
Compass Bancshares Inc.	107,367	7,406,176
Cullen/Frost Bankers Inc.	48,827	2,610,780
East West Bancorp Inc.	49,874	1,939,101
First Citizens BancShares Inc. Class A	4,909	954,310
First Horizon National Corp.	102,461	3,995,979
Fulton Financial Corp.	141,455	2,039,781
Huntington Bancshares Inc.	192,248	4,371,720
Investors Financial Services Corp.	54,852	3,382,723
KeyCorp	319,789	10,978,356
M&T Bank Corp.	55,941	5,980,093
Marshall & Ilsley Corp.	211,217	10,060,266
Northern Trust Corp.	178,855	11,489,645
Popular Inc.	227,574	3,657,114
Sky Financial Group Inc.	95,919	2,672,303
Synovus Financial Corp.	226,030	6,939,121
TCF Financial Corp.	105,273	2,926,589
UnionBanCal Corp.	39,059	2,331,822
Valley National Bancorp	98,302	2,210,812
Webster Financial Corp.	46,170	1,970,074
Whitney Holding Corp.	55,178	1,660,858
Wilmington Trust Corp.	56,135	2,330,164
Zions Bancorporation	88,121	6,777,386

		128,446,324
BEVERAGES—0.69%
Brown-Forman Corp. Class B	63,426	4,635,172
Coca-Cola Enterprises Inc.	254,050	6,097,200
Constellation Brands Inc. Class A(a)	156,158	3,791,516
Hansen Natural Corp.(a)	55,687	2,393,427
Molson Coors Brewing Co. Class B	44,631	4,126,582
Pepsi Bottling Group Inc.	114,761	3,865,150
PepsiAmericas Inc.	48,185	1,183,424

		26,092,471
BIOTECHNOLOGY—0.45%
Charles River Laboratories International Inc.(a)	54,782	2,827,847
Invitrogen Corp.(a)	38,052	2,806,335
Millennium Pharmaceuticals Inc.(a)	261,290	2,761,835

Millipore Corp.(a)	43,955	3,300,581
PDL BioPharma Inc.(a)	95,247	2,219,255
Vertex Pharmaceuticals Inc.(a)	106,618	3,045,010

		16,960,863

BUILDING MATERIALS—0.95%
American Standard Companies Inc.	147,142	8,678,435
Armstrong World Industries Inc.(a)	15,877	796,232
Eagle Materials Inc.	39,135	1,919,572
Florida Rock Industries Inc.	38,907	2,626,223
Lennox International Inc.	47,282	1,618,463
Martin Marietta Materials Inc.	34,745	5,629,385
Masco Corp.	307,892	8,765,685
Owens Corning(a)	89,769	3,018,931
USG Corp.(a)(b)	65,246	3,199,664

		36,252,590
CHEMICALS—2.66%
Air Products and Chemicals Inc.	176,575	14,191,333
Airgas Inc.	63,976	3,064,450
Albemarle Corp.	65,190	2,511,771
Ashland Inc.	45,680	2,921,236
Cabot Corp.	52,387	2,497,812
Celanese Corp. Class A	109,704	4,254,321
Chemtura Corp.	197,041	2,189,126
Cytec Industries Inc.	34,392	2,193,178
Eastman Chemical Co.	68,564	4,410,722
Ecolab Inc.	142,472	6,083,554
FMC Corp.	31,164	2,785,750
Huntsman Corp.	73,772	1,793,397
International Flavors & Fragrances Inc.	72,708	3,790,995
Lubrizol Corp.	56,363	3,638,232
Lyondell Chemical Co.	188,628	7,001,871
Mosaic Co. (The)(a)	126,115	4,921,007
PPG Industries Inc.	133,830	10,185,801
Rohm & Haas Co.	124,211	6,791,857
RPM International Inc.	98,749	2,282,089
Sherwin-Williams Co. (The)	90,526	6,017,263
Sigma-Aldrich Corp.	107,027	4,566,842
Valspar Corp. (The)	83,754	2,379,451
Westlake Chemical Corp.	15,668	440,584

		100,912,642
COAL—0.65%
Arch Coal Inc.	116,200	4,043,760
CONSOL Energy Inc.	148,438	6,844,476
Foundation Coal Holdings Inc.	36,929	1,500,795
Massey Energy Co.	66,245	1,765,429
Peabody Energy Corp.	215,997	10,449,935

		24,604,395
COMMERCIAL SERVICES—2.56%
Alliance Data Systems Corp.(a)	64,154	4,957,821
Apollo Group Inc. Class A(a)	117,883	6,887,904
Avis Budget Group Inc.(a)	83,251	2,366,826
Block (H & R) Inc.	263,244	6,152,012
Career Education Corp.(a)	77,313	2,610,860
ChoicePoint Inc.(a)	61,880	2,626,806
Convergys Corp.(a)	111,416	2,700,724
Corporate Executive Board Co. (The)	30,547	1,982,806
Corrections Corp. of America(a)	50,003	3,155,689
Donnelley (R.R.) & Sons Co.	179,421	7,806,608
Equifax Inc.	118,582	5,267,412
Hertz Global Holdings Inc.(a)	261,367	6,944,521
Hewitt Associates Inc. Class A(a)	77,618	2,483,776
Iron Mountain Inc.(a)	144,204	3,768,051

ITT Educational Services Inc.(a)	33,176	3,894,199
Laureate Education Inc.(a)	35,857	2,210,943
Manpower Inc.	68,907	6,355,982
Monster Worldwide Inc.(a)	102,481	4,211,969
Pharmaceutical Product Development Inc.	84,284	3,225,549
Quanta Services Inc.(a)	93,578	2,870,037
Robert Half International Inc.	119,773	4,371,715
Service Corp. International	239,337	3,058,727
ServiceMaster Co. (The)	238,190	3,682,417
United Rentals Inc.(a)	66,706	2,170,613
Weight Watchers International Inc.	28,927	1,470,649

		97,234,616
COMPUTERS—2.69%
Affiliated Computer Services Inc. Class A(a)	75,398	4,276,575
Brocade Communications Systems Inc.(a)	326,110	2,550,180
Cadence Design Systems Inc.(a)	226,899	4,982,702
Ceridian Corp.(a)	116,984	4,094,440
Cognizant Technology Solutions Corp.(a)	117,187	8,799,572
Computer Sciences Corp.(a)	141,202	8,352,098
Diebold Inc.	53,551	2,795,362
DST Systems Inc.(a)	43,992	3,484,606
Electronic Data Systems Corp.	414,810	11,502,681
FactSet Research Systems Inc.	35,072	2,397,171
Lexmark International Inc. Class A(a)(b)	77,040	3,798,842
NCR Corp.(a)	146,651	7,705,044
Network Appliance Inc.(a)	302,478	8,832,358
Riverbed Technology Inc.(a)	15,979	700,200
SanDisk Corp.(a)	186,034	9,104,504
Seagate Technology	443,192	9,648,290
Synopsys Inc.(a)	117,847	3,114,696
Unisys Corp.(a)	282,920	2,585,889
Western Digital Corp.(a)	180,736	3,497,242

		102,222,452
COSMETICS & PERSONAL CARE—0.52%
Alberto-Culver Co.	68,430	1,623,160
Avon Products Inc.	357,744	13,147,092
Bare Escentuals Inc.(a)(b)	31,753	1,084,365
Estee Lauder Companies Inc. (The) Class A	89,041	4,052,256

		19,906,873
DISTRIBUTION & WHOLESALE—0.76%
CDW Corp.(a)	47,626	4,046,781
Fastenal Co.	103,073	4,314,636
Genuine Parts Co.	138,889	6,888,894
Grainger (W.W.) Inc.	57,831	5,381,175
Ingram Micro Inc. Class A(a)	118,036	2,562,562
Pool Corp.(b)	40,272	1,571,816
Tech Data Corp.(a)	44,913	1,727,354
WESCO International Inc.(a)	37,250	2,251,763

		28,744,981
DIVERSIFIED FINANCIAL SERVICES—3.44%
Affiliated Managers Group Inc.(a)(b)	24,253	3,122,816
AmeriCredit Corp.(a)	95,939	2,547,180
Ameriprise Financial Inc.	191,768	12,190,692
BlackRock Inc.	52,048	8,150,196
CBOT Holdings Inc. Class A(a)	43,074	8,899,088
CIT Group Inc.	156,339	8,572,067
E*TRADE Financial Corp.(a)	347,970	7,686,657
Eaton Vance Corp.	89,892	3,971,429
Edwards (A.G.) Inc.	61,935	5,236,604

Federated Investors Inc. Class B	70,914	2,718,134
First Marblehead Corp. (The)	49,971	1,930,879
IndyMac Bancorp Inc.(b)	60,111	1,753,438
IntercontinentalExchange Inc.(a)	57,350	8,479,198
Investment Technology Group Inc.(a)	36,207	1,568,849
Janus Capital Group Inc.	151,098	4,206,568
Jefferies Group Inc.	102,079	2,754,091
Lazard Ltd. Class A	42,111	1,896,258
Legg Mason Inc.	107,432	10,569,160
Nasdaq Stock Market Inc. (The)(a)	91,716	2,724,882
Nuveen Investments Inc. Class A	64,732	4,023,094
NYMEX Holdings Inc.	75,062	9,430,039
Raymond James Financial Inc.	76,843	2,374,449
Rowe (T.) Price Group Inc.	216,526	11,235,534
Student Loan Corp. (The)	3,267	666,141
TD Ameritrade Holding Corp.(a)	202,338	4,046,760

		130,754,203
ELECTRIC—5.76%
AES Corp. (The)(a)	544,195	11,906,987
Allegheny Energy Inc.(a)	135,084	6,989,246
Alliant Energy Corp.	92,650	3,599,453
Ameren Corp.	168,760	8,270,928
American Electric Power Co. Inc.	325,063	14,640,838
CenterPoint Energy Inc.	261,441	4,549,073
CMS Energy Corp.	182,788	3,143,954
Consolidated Edison Inc.	220,519	9,949,817
Constellation Energy Group Inc.	146,980	12,812,247
DPL Inc.	92,227	2,613,713
DTE Energy Co.	143,525	6,920,776
Dynegy Inc. Class A(a)	274,828	2,594,376
Edison International	265,592	14,905,023
Energy East Corp.	128,706	3,357,940
Great Plains Energy Inc.	70,247	2,045,593
Hawaiian Electric Industries Inc.(b)	66,951	1,586,069
Integrys Energy Group Inc.	61,622	3,126,084
MDU Resources Group Inc.	148,168	4,154,631
Mirant Corp.(a)	208,588	8,896,278
Northeast Utilities	125,887	3,570,155
NRG Energy Inc.(a)	197,530	8,211,322
NSTAR	86,935	2,821,041
OGE Energy Corp.	74,647	2,735,813
Pepco Holdings Inc.	157,357	4,437,467
PG&E Corp.	286,532	12,979,900
Pinnacle West Capital Corp.	81,633	3,253,075
PPL Corp.	314,614	14,720,789
Progress Energy Inc.	210,202	9,583,109
Puget Energy Inc.	95,456	2,308,126
Reliant Energy Inc.(a)	278,483	7,505,117
SCANA Corp.	95,035	3,638,890
Sierra Pacific Resources Corp.(a)	180,160	3,163,610
TECO Energy Inc.	170,638	2,931,561
Wisconsin Energy Corp.	95,301	4,215,163
Xcel Energy Inc.	333,339	6,823,449

		218,961,613
ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
AMETEK Inc.	86,913	3,448,708
Energizer Holdings Inc.(a)	46,005	4,582,098
General Cable Corp.(a)	42,569	3,224,602

Hubbell Inc. Class B	48,532	2,631,405
Molex Inc.	112,072	3,363,281

		17,250,094

ELECTRONICS—1.89%
Agilent Technologies Inc.(a)	329,047	12,648,567
Amphenol Corp. Class A	145,851	5,199,588
Applera Corp. - Applied Biosystems Group	150,747	4,603,813
Arrow Electronics Inc.(a)	101,166	3,887,809
Avnet Inc.(a)	121,845	4,829,936
AVX Corp.	41,110	688,181
Dolby Laboratories Inc. Class A(a)	32,231	1,141,300
Garmin Ltd.	94,155	6,964,645
Gentex Corp.	116,573	2,295,322
Jabil Circuit Inc.	149,484	3,299,112
Mettler-Toledo International Inc.(a)	30,749	2,936,837
National Instruments Corp.	46,947	1,529,064
PerkinElmer Inc.	97,436	2,539,182
Sanmina-SCI Corp.(a)	432,832	1,354,764
Solectron Corp.(a)	725,716	2,670,635
Tektronix Inc.	64,478	2,175,488
Thomas & Betts Corp.(a)	47,346	2,746,068
Trimble Navigation Ltd.(a)	97,261	3,131,804
Vishay Intertechnology Inc.(a)	151,031	2,389,310
Waters Corp.(a)	82,253	4,882,538

		71,913,963
ENERGY - ALTERNATE SOURCES—0.16%
Covanta Holding Corp.(a)	98,114	2,418,510
First Solar Inc.(a)	27,367	2,443,599
SunPower Corp. Class A(a)(b)	18,298	1,153,689

		6,015,798
ENGINEERING & CONSTRUCTION—0.95%
Fluor Corp.	71,882	8,005,498
Foster Wheeler Ltd.(a)	57,404	6,141,654
Jacobs Engineering Group Inc.(a)	97,205	5,590,260
KBR Inc.(a)	137,487	3,606,284
McDermott International Inc.(a)	90,711	7,539,898
Shaw Group Inc. (The)(a)	65,736	3,042,919
URS Corp.(a)	43,315	2,102,943

		36,029,456
ENTERTAINMENT—0.55%
DreamWorks Animation SKG Inc. Class A(a)	53,928	1,555,284
International Game Technology Inc.	270,998	10,758,621
International Speedway Corp. Class A	28,404	1,497,175
Penn National Gaming Inc.(a)	59,812	3,594,103
Regal Entertainment Group Class A	63,873	1,400,735
Scientific Games Corp. Class A(a)(b)	52,986	1,851,861
Warner Music Group Corp.	29,309	423,515

		21,081,294
ENVIRONMENTAL CONTROL—0.36%
Allied Waste Industries Inc.(a)	232,877	3,134,524
Nalco Holding Co.	117,551	3,226,775
Republic Services Inc.	135,486	4,151,291
Stericycle Inc.(a)	71,436	3,176,045

		13,688,635
FOOD—2.86%
Campbell Soup Co.	188,525	7,316,655
ConAgra Foods Inc.	406,030	10,905,966
Corn Products International Inc.	60,568	2,752,816
Dean Foods Co.	105,866	3,373,949
Del Monte Foods Co.	164,926	2,005,500

Heinz (H.J.) Co.	264,808	12,570,436
Hershey Co. (The)	137,322	6,951,240
Hormel Foods Corp.	60,382	2,255,268
McCormick & Co. Inc. NVS	106,448	4,064,185
Safeway Inc.	359,980	12,250,119
Sara Lee Corp.	598,811	10,419,311
Smithfield Foods Inc.(a)	88,844	2,735,507
Smucker (J.M.) Co. (The)	46,086	2,933,835
SUPERVALU Inc.	171,269	7,933,180
Tyson Foods Inc. Class A	215,366	4,962,033
Whole Foods Market Inc.	115,211	4,412,581
Wrigley (William Jr.) Co.	195,334	10,803,924

		108,646,505
FOREST PRODUCTS & PAPER—0.73%
Domtar Corp.(a)	359,423	4,011,161
Louisiana-Pacific Corp.(b)	85,216	1,612,287
MeadWestvaco Corp.	150,354	5,310,503
Plum Creek Timber Co. Inc.	144,090	6,002,789
Rayonier Inc.	63,018	2,844,633
Smurfit-Stone Container Corp.(a)	207,542	2,762,384
Temple-Inland Inc.	86,261	5,307,639

		27,851,396
GAS—1.01%
AGL Resources Inc.	63,294	2,562,141
Atmos Energy Corp.	72,540	2,180,552
Energen Corp.	58,408	3,208,936
KeySpan Corp.	143,279	6,014,852
NiSource Inc.	223,378	4,626,158
Sempra Energy	215,051	12,737,471
Southern Union Co.	87,497	2,851,527
UGI Corp.	86,778	2,367,304
Vectren Corp.	62,488	1,682,802

		38,231,743
HAND & MACHINE TOOLS—0.43%
Black & Decker Corp.	53,770	4,748,429
Kennametal Inc.	31,619	2,593,707
Lincoln Electric Holdings Inc.	34,890	2,590,234
Snap-On Inc.	47,355	2,391,901
Stanley Works (The)	67,944	4,124,201

		16,448,472
HEALTH CARE - PRODUCTS—2.28%
Advanced Medical Optics Inc.(a)	48,962	1,707,795
Bard (C.R.) Inc.	84,370	6,971,493
Bausch & Lomb Inc.	44,273	3,074,317
Beckman Coulter Inc.	50,436	3,262,200
Biomet Inc.	200,190	9,152,687
Cooper Companies Inc.	36,420	1,941,914
Cytyc Corp.(a)	93,883	4,047,296
Dade Behring Holdings Inc.	66,919	3,554,737
DENTSPLY International Inc.	123,818	4,737,277
Edwards Lifesciences Corp.(a)	47,075	2,322,681
Gen-Probe Inc.(a)	42,669	2,578,061
Henry Schein Inc.(a)	72,376	3,867,050
Hillenbrand Industries Inc.	50,227	3,264,755
IDEXX Laboratories Inc.(a)	25,303	2,394,423
Intuitive Surgical Inc.(a)	30,533	4,237,064
Kinetic Concepts Inc.(a)	43,540	2,262,774
Patterson Companies Inc.(a)	113,385	4,225,859
ResMed Inc.(a)	63,340	2,613,408

Respironics Inc.(a)	59,916	2,551,822
St. Jude Medical Inc.(a)	275,790	11,442,527
TECHNE Corp.(a)	32,224	1,843,535
Varian Medical Systems Inc.(a)	103,877	4,415,811

		86,469,486
HEALTH CARE - SERVICES—1.94%
Brookdale Senior Living Inc.	30,762	1,401,824
Community Health Systems Inc.(a)	77,943	3,152,794
Covance Inc.(a)	51,767	3,549,146
Coventry Health Care Inc.(a)	127,439	7,346,858
DaVita Inc.(a)	85,823	4,624,143
Health Management Associates Inc. Class A	197,925	2,248,428
Health Net Inc.(a)	91,501	4,831,253
Humana Inc.(a)	136,980	8,343,452
Laboratory Corp. of America Holdings(a)	95,865	7,502,395
LifePoint Hospitals Inc.(a)	47,161	1,824,187
Lincare Holdings Inc.(a)	68,233	2,719,085
Manor Care Inc.	59,612	3,892,067
Pediatrix Medical Group Inc.(a)	39,617	2,184,878
Quest Diagnostics Inc.	127,390	6,579,694
Sierra Health Services Inc.(a)	45,302	1,883,657
Tenet Healthcare Corp.(a)	386,383	2,515,353
Triad Hospitals Inc.(a)	72,675	3,907,008
Universal Health Services Inc. Class B	37,127	2,283,311
WellCare Health Plans Inc.(a)	33,674	3,047,834

		73,837,367
HOLDING COMPANIES - DIVERSIFIED—0.12%
Leucadia National Corp.	133,639	4,710,775

		4,710,775
HOME BUILDERS—0.75%
Centex Corp.	97,875	3,924,788
Horton (D.R.) Inc.	256,054	5,103,156
KB Home	62,644	2,466,294
Lennar Corp. Class A	110,590	4,043,170
M.D.C. Holdings Inc.	28,533	1,379,856
NVR Inc.(a)	3,709	2,521,193
Pulte Homes Inc.	172,468	3,871,907
Ryland Group Inc.	34,347	1,283,547
Thor Industries Inc.	28,213	1,273,535
Toll Brothers Inc.(a)	102,556	2,561,849

		28,429,295
HOME FURNISHINGS—0.35%
Harman International Industries Inc.	53,108	6,203,014
Whirlpool Corp.	64,333	7,153,830

		13,356,844
HOUSEHOLD PRODUCTS & WARES—0.79%
Avery Dennison Corp.	86,858	5,774,320
Church & Dwight Co. Inc.	53,536	2,594,355
Clorox Co. (The)	123,712	7,682,515
Fortune Brands Inc.	124,524	10,257,042
Jarden Corp.(a)	51,590	2,218,886
Scotts Miracle-Gro Co. (The) Class A	35,621	1,529,566

		30,056,684
HOUSEWARES—0.23%
Newell Rubbermaid Inc.	227,353	6,690,999
Toro Co. (The)	32,920	1,938,659

		8,629,658

INSURANCE—5.36%
Alleghany Corp.(a)	4,041	1,642,667
Allied World Assurance Holdings Ltd.	49,331	2,528,214
Ambac Financial Group Inc.	83,090	7,244,617
American Financial Group Inc.	67,186	2,294,402
American National Insurance Co.	12,804	1,953,890
Aon Corp.	239,344	10,198,448
Arch Capital Group Ltd.(a)	41,425	3,004,970
Assurant Inc.	98,647	5,812,281
Axis Capital Holdings Ltd.	125,332	5,094,746
Berkley (W.R.) Corp.	138,909	4,520,099
Brown & Brown Inc.	91,406	2,297,947
CIGNA Corp.	234,603	12,250,969
Cincinnati Financial Corp.	139,952	6,073,917
CNA Financial Corp.	24,396	1,163,445
Conseco Inc.(a)	153,574	3,208,161
Endurance Specialty Holdings Ltd.	47,940	1,919,518
Erie Indemnity Co. Class A	39,580	2,138,903
Everest Re Group Ltd.	51,503	5,595,286
Fidelity National Financial Inc.	180,621	4,280,718
First American Corp.	78,722	3,896,739
Gallagher (Arthur J.) & Co.	80,786	2,252,314
Genworth Financial Inc. Class A	354,496	12,194,662
Hanover Insurance Group Inc. (The)	42,051	2,051,668
HCC Insurance Holdings Inc.	91,252	3,048,729
Markel Corp.(a)	8,111	3,930,266
MBIA Inc.	106,626	6,634,270
Mercury General Corp.	21,709	1,196,383
MGIC Investment Corp.(b)	67,680	3,848,285
Nationwide Financial Services Inc.	43,068	2,722,759
Old Republic International Corp.	188,542	4,008,403
OneBeacon Insurance Group Ltd.	23,119	585,604
PartnerRe Ltd.	46,274	3,586,235
Philadelphia Consolidated Holding Corp.(a)	46,516	1,944,369
PMI Group Inc. (The)	70,758	3,160,760
Principal Financial Group Inc.	218,295	12,724,416
Protective Life Corp.	57,030	2,726,604
Radian Group Inc.	65,365	3,529,710
Reinsurance Group of America Inc.	24,011	1,446,423
RenaissanceRe Holdings Ltd.	58,859	3,648,669
SAFECO Corp.	86,558	5,389,101
StanCorp Financial Group Inc.	43,625	2,289,440
Torchmark Corp.	77,852	5,216,084
Transatlantic Holdings Inc.	21,910	1,558,458
Unitrin Inc.	37,274	1,833,135
Unum Group	279,445	7,296,309
Wesco Financial Corp.	1,157	445,445
White Mountains Insurance Group Ltd.	7,426	4,500,305
XL Capital Ltd. Class A	151,578	12,776,510

		203,665,253
INTERNET—1.38%
Akamai Technologies Inc.(a)	134,441	6,539,210
aQuantive Inc.(a)	57,592	3,674,370
CheckFree Corp.(a)	64,684	2,600,297
Expedia Inc.(a)(b)	164,813	4,827,373
F5 Networks Inc.(a)	33,976	2,738,466
HLTH Corp.(a)(b)	140,626	1,970,170
IAC/InterActiveCorp(a)	142,381	4,927,806
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	531,195	11,861,584
McAfee Inc.(a)	130,018	4,576,634

NutriSystem Inc.(a)(b)	28,061	1,959,780
VeriSign Inc.(a)	197,999	6,282,508
WebMD Health Corp. Class A(a)	6,199	291,787

		52,249,985
INVESTMENT COMPANIES—0.25%
Allied Capital Corp.(b)	124,067	3,841,114
American Capital Strategies Ltd.	131,695	5,599,671

		9,440,785
IRON & STEEL—0.97%
AK Steel Holding Corp.(a)	90,653	3,387,703
Allegheny Technologies Inc.	83,272	8,733,567
Carpenter Technology Corp.	21,293	2,774,691
Chaparral Steel Co.	38,098	2,738,103
Cleveland-Cliffs Inc.	33,380	2,592,625
Reliance Steel & Aluminum Co.	53,621	3,016,717
Steel Dynamics Inc.	76,938	3,224,472
United States Steel Corp.	96,447	10,488,611

		36,956,489
LEISURE TIME—0.52%
Brunswick Corp.(b)	73,812	2,408,486
Harley-Davidson Inc.	209,934	12,514,166
Royal Caribbean Cruises Ltd.	108,577	4,666,639

		19,589,291
LODGING—1.39%
Boyd Gaming Corp.	45,953	2,260,428
Choice Hotels International Inc.	30,516	1,205,992
Harrah’s Entertainment Inc.	152,179	12,974,782
Hilton Hotels Corp.	317,718	10,634,021
Orient-Express Hotels Ltd.	34,606	1,847,960
Starwood Hotels & Resorts Worldwide Inc.	175,346	11,760,456
Station Casinos Inc.	35,913	3,117,248
Wyndham Worldwide Corp.(a)	148,611	5,388,635
Wynn Resorts Ltd.(b)	41,448	3,717,471

		52,906,993
MACHINERY—1.29%
AGCO Corp.(a)	74,497	3,233,915
Cummins Inc.	85,001	8,602,951
Flowserve Corp.	46,457	3,326,321
Gardner Denver Inc.(a)	43,192	1,837,820
Graco Inc.	54,336	2,188,654
IDEX Corp.	66,266	2,553,892
Joy Global Inc.	88,541	5,164,597
Manitowoc Co. Inc. (The)	50,813	4,084,349
Rockwell Automation Inc.	128,597	8,929,776
Terex Corp.(a)	84,045	6,832,859
Zebra Technologies Corp. Class A(a)	56,424	2,185,866

		48,941,000
MANUFACTURING—3.04%
Brink’s Co. (The)	35,614	2,204,150
Carlisle Companies Inc.	50,703	2,358,197
Cooper Industries Ltd.	149,213	8,518,570
Crane Co.	41,601	1,890,765
Donaldson Co. Inc.	64,775	2,302,751
Dover Corp.	166,634	8,523,329
Eastman Kodak Co.(b)	234,520	6,526,692
Eaton Corp.	119,423	11,106,339
Harsco Corp.	68,543	3,564,236

Ingersoll-Rand Co. Class A	245,878	13,479,032
ITT Industries Inc.	148,136	10,114,726
Leggett & Platt Inc.	144,239	3,180,470
Pall Corp.	100,256	4,610,773
Parker Hannifin Corp.	94,420	9,244,662
Pentair Inc.	81,246	3,133,658
Roper Industries Inc.	71,929	4,107,146
SPX Corp.	46,380	4,072,628
Teleflex Inc.	31,888	2,607,801
Textron Inc.	101,568	11,183,652
Trinity Industries Inc.	65,348	2,845,252

		115,574,829
MEDIA—2.37%
Cablevision Systems Corp.(a)	179,756	6,505,370
Central European Media Enterprises Ltd.(a)	27,819	2,714,578
CTC Media Inc.(a)	42,458	1,152,310
Discovery Holding Co. Class A(a)	228,472	5,252,571
Dow Jones & Co. Inc.	48,561	2,789,829
EchoStar Communications Corp.(a)	169,714	7,360,496
Gannett Co. Inc.	191,296	10,511,715
Hearst-Argyle Television Inc.	20,189	486,555
Idearc Inc.	119,663	4,227,694
Liberty Global Inc. Class A(a)	312,974	12,844,453
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	105,175	12,376,994
McClatchy Co. (The) Class A	36,917	934,369
Meredith Corp.	39,285	2,419,956
New York Times Co. Class A(b)	116,458	2,958,033
Scripps (E.W.) Co. Class A	73,334	3,350,630
Sirius Satellite Radio Inc.(a)(b)	1,190,953	3,596,678
Tribune Co.	68,046	2,000,552
Washington Post Co. (The) Class B	4,774	3,705,054
Wiley (John) & Sons Inc. Class A	41,467	2,002,441
XM Satellite Radio Holdings Inc. Class A(a)	232,379	2,735,101

		89,925,379
METAL FABRICATE & HARDWARE—0.52%
Commercial Metals Co.	97,085	3,278,560
Precision Castparts Corp.	112,160	13,611,738
Timken Co. (The)	77,227	2,788,667

		19,678,965
MINING—0.28%
Titanium Metals Corp.(a)	55,702	1,776,894
Vulcan Materials Co.	77,679	8,897,353

		10,674,247
OFFICE & BUSINESS EQUIPMENT—0.59%
Pitney Bowes Inc.	179,049	8,383,074
Xerox Corp.(a)	764,097	14,120,513

		22,503,587
OFFICE FURNISHINGS—0.07%
HNI Corp.	39,148	1,605,068
Steelcase Inc. Class A	67,176	1,242,756

		2,847,824
OIL & GAS—4.62%
Cabot Oil & Gas Corp.	78,884	2,909,242
Cheniere Energy Inc.(a)(b)	41,318	1,602,725
Chesapeake Energy Corp.	375,579	12,995,033
Cimarex Energy Co.	67,776	2,671,052

CNX Gas Corp.(a)(b)	22,799	697,649
Continental Resources Inc.(a)	24,155	386,480
Denbury Resources Inc.(a)	98,631	3,698,663
Diamond Offshore Drilling Inc.	55,602	5,646,939
ENSCO International Inc.	121,533	7,414,728
Forest Oil Corp.(a)	64,190	2,712,669
Frontier Oil Corp.	89,775	3,929,452
GlobalSantaFe Corp.	185,837	13,426,723
Helmerich & Payne Inc.	84,105	2,978,999
Hess Corp.	226,306	13,343,002
Holly Corp.	36,780	2,728,708
Murphy Oil Corp.	153,357	9,115,540
Nabors Industries Ltd.(a)	229,376	7,656,571
Newfield Exploration Co.(a)	105,959	4,826,432
Noble Corp.	109,252	10,654,255
Noble Energy Inc.	139,283	8,689,866
Patterson-UTI Energy Inc.	127,631	3,345,209
Pioneer Natural Resources Co.	100,629	4,901,639
Plains Exploration & Production Co.(a)	58,353	2,789,857
Pogo Producing Co.	47,780	2,426,746
Pride International Inc.(a)	135,202	5,064,667
Quicksilver Resources Inc.(a)	40,926	1,824,481
Range Resources Corp.	120,630	4,512,768
Rowan Companies Inc.	90,126	3,693,363
Southwestern Energy Co.(a)	138,454	6,161,203
St. Mary Land & Exploration Co.	51,278	1,877,800
Sunoco Inc.	99,002	7,888,479
Tesoro Corp.	111,383	6,365,538
TODCO(a)	47,190	2,227,840
Unit Corp.(a)	37,902	2,384,415
W&T Offshore Inc.	22,786	637,780
Western Refining Inc.	22,231	1,284,952

		175,471,465
OIL & GAS SERVICES—2.17%
BJ Services Co.	239,120	6,800,573
Cameron International Corp.(a)	89,784	6,416,862
Dresser-Rand Group Inc.(a)	69,845	2,758,878
FMC Technologies Inc.(a)	52,911	4,191,609
Global Industries Ltd.(a)	75,197	2,016,784
Grant Prideco Inc.(a)	103,895	5,592,668
Helix Energy Solutions Group Inc.(a)	74,324	2,966,271
National Oilwell Varco Inc.(a)	144,786	15,092,493
Oceaneering International Inc.(a)	44,540	2,344,586
SEACOR Holdings Inc.(a)	19,750	1,843,860
Smith International Inc.	163,424	9,583,183
Superior Energy Services Inc.(a)	65,663	2,621,267
Tetra Technologies Inc.(a)	59,313	1,672,627
Tidewater Inc.	45,825	3,248,076
Weatherford International Ltd.(a)	274,960	15,188,790

		82,338,527
PACKAGING & CONTAINERS—0.73%
Ball Corp.	83,204	4,423,957
Bemis Co. Inc.	85,127	2,824,514
Crown Holdings Inc.(a)	133,156	3,324,905
Owens-Illinois Inc.(a)	126,125	4,414,375
Packaging Corp. of America	75,560	1,912,424

Pactiv Corp.(a)	106,195	3,386,559
Sealed Air Corp.	131,638	4,083,411
Sonoco Products Co.	81,451	3,486,917

		27,857,062

PHARMACEUTICALS—2.44%
Abraxis BioScience Inc.(a)	20,972	466,208
Allergan Inc.	248,689	14,334,434
AmerisourceBergen Corp.	155,766	7,705,744
Amylin Pharmaceuticals Inc.(a)(b)	107,205	4,412,558
Barr Pharmaceuticals Inc.(a)	89,453	4,493,224
Cephalon Inc.(a)	53,948	4,336,880
Endo Pharmaceuticals Holdings Inc.(a)	108,985	3,730,557
Express Scripts Inc.(a)	189,432	9,473,494
Forest Laboratories Inc.(a)	260,874	11,908,898
Herbalife Ltd.	41,372	1,640,400
Hospira Inc.(a)	127,677	4,984,510
ImClone Systems Inc.(a)	48,893	1,728,856
King Pharmaceuticals Inc.(a)	198,539	4,062,108
Mylan Laboratories Inc.	202,574	3,684,821
NBTY Inc.(a)	45,175	1,951,560
Omnicare Inc.	99,000	3,569,940
Sepracor Inc.(a)	86,696	3,556,270
VCA Antech Inc.(a)	68,386	2,577,468
Warner Chilcott Ltd. Class A(a)	74,091	1,340,306
Watson Pharmaceuticals Inc.(a)	83,439	2,714,271

		92,672,507
PIPELINES—1.54%
El Paso Corp.	570,818	9,835,194
Equitable Resources Inc.	99,132	4,912,982
National Fuel Gas Co.	67,957	2,943,218
ONEOK Inc.	90,494	4,561,803
Questar Corp.	140,548	7,427,962
Spectra Energy Corp.	515,049	13,370,672
Williams Companies Inc. (The)	488,172	15,435,999

		58,487,830
REAL ESTATE—0.41%
CB Richard Ellis Group Inc. Class A(a)	159,184	5,810,216
Forest City Enterprises Inc. Class A	58,737	3,611,151
Jones Lang LaSalle Inc.	29,961	3,400,574
St. Joe Co. (The)(b)	60,524	2,804,682

		15,626,623
REAL ESTATE INVESTMENT TRUSTS—5.03%
AMB Property Corp.	81,187	4,320,772
Annaly Capital Management Inc.	214,032	3,086,341
Apartment Investment & Management Co. Class A	79,155	3,990,995
Archstone-Smith Trust	181,715	10,741,174
AvalonBay Communities Inc.	64,926	7,718,403
Boston Properties Inc.	83,525	8,530,408
Brandywine Realty Trust	71,103	2,032,124
BRE Properties Inc. Class A	41,409	2,455,140
Camden Property Trust	46,265	3,098,367
CapitalSource Inc.	102,673	2,524,729
CBL & Associates Properties Inc.	53,611	1,932,677
Colonial Properties Trust	37,967	1,383,897
Developers Diversified Realty Corp.	101,857	5,368,882
Douglas Emmett Inc.	84,547	2,091,693
Duke Realty Corp.	111,560	3,979,345
Equity Residential	237,009	10,814,721
Essex Property Trust Inc.	19,944	2,319,487
Federal Realty Investment Trust	45,899	3,546,157
General Growth Properties Inc.	176,412	9,341,015
Health Care Property Investors Inc.	167,932	4,858,273
Health Care REIT Inc.	65,516	2,644,226

Hospitality Properties Trust	76,429	3,171,039
Host Hotels & Resorts Inc.	425,563	9,839,017
HRPT Properties Trust	173,115	1,800,396
iStar Financial Inc.	104,465	4,630,933
Kilroy Realty Corp.	26,710	1,892,136
Kimco Realty Corp.	175,031	6,663,430
Liberty Property Trust(b)	74,881	3,289,522
Macerich Co. (The)	58,425	4,815,389
Mack-Cali Realty Corp.	55,478	2,412,738
ProLogis	209,170	11,901,773
Public Storage	101,730	7,814,899
Regency Centers Corp.	56,607	3,990,794
SL Green Realty Corp.	48,434	6,000,488
Taubman Centers Inc.	43,785	2,172,174
Thornburg Mortgage Inc.(b)	98,320	2,574,018
UDR Inc.	110,603	2,908,859
Ventas Inc.	108,567	3,935,554
Vornado Realty Trust	108,817	11,952,459
Weingarten Realty Investors	62,593	2,572,572

		191,117,016
RETAIL—5.33%
Abercrombie & Fitch Co. Class A	71,543	5,221,208
Advance Auto Parts Inc.	86,704	3,514,113
American Eagle Outfitters Inc.	151,317	3,882,794
AnnTaylor Stores Corp.(a)	56,644	2,006,330
AutoNation Inc.(a)	128,108	2,874,744
AutoZone Inc.(a)	37,805	5,164,919
Barnes & Noble Inc.	42,035	1,617,086
Bed Bath & Beyond Inc.(a)	225,906	8,130,357
Big Lots Inc.(a)	91,678	2,697,167
BJ’s Wholesale Club Inc.(a)	53,353	1,922,309
Brinker International Inc.	92,353	2,703,173
Burger King Holdings Inc.	51,897	1,366,967
CarMax Inc.(a)	176,210	4,493,355
Cheesecake Factory Inc. (The)(a)	58,783	1,441,359
Chico’s FAS Inc.(a)(b)	143,357	3,489,309
Circuit City Stores Inc.	139,420	2,102,454
Coldwater Creek Inc.(a)	50,423	1,171,326
Copart Inc.(a)	55,845	1,708,299
Darden Restaurants Inc.	115,253	5,069,979
Dick’s Sporting Goods Inc.(a)(b)	33,012	1,920,308
Dillard’s Inc. Class A	50,001	1,796,536
Dollar General Corp.	256,003	5,611,586
Dollar Tree Stores Inc.(a)	79,415	3,458,523
Family Dollar Stores Inc.	123,089	4,224,414
Foot Locker Inc.	126,363	2,754,713
GameStop Corp. Class A(a)	128,321	5,017,351
Gap Inc. (The)	488,802	9,336,118
Limited Brands Inc.	286,661	7,868,844
MSC Industrial Direct Co. Inc. Class A	37,619	2,069,045
Nordstrom Inc.	210,050	10,737,756
Office Depot Inc.(a)	224,008	6,787,442
OfficeMax Inc.	61,545	2,418,719
O’Reilly Automotive Inc.(a)	92,943	3,397,067
Panera Bread Co. Class A(a)	23,193	1,068,270
Penney (J.C.) Co. Inc.	184,060	13,322,263
PetSmart Inc.	110,758	3,594,097
RadioShack Corp.	110,426	3,659,518
Rite Aid Corp.(a)	379,803	2,423,143
Ross Stores Inc.	113,163	3,485,420
Saks Inc.	115,049	2,456,296
Tiffany & Co.	111,112	5,895,603

Tim Hortons Inc.	154,360	4,746,570
TJX Companies Inc.	370,633	10,192,408
Tractor Supply Co.(a)	28,206	1,468,122
United Auto Group Inc.	45,726	973,507
Urban Outfitters Inc.(a)	92,499	2,222,751
Wendy’s International Inc.	71,004	2,609,397
Williams-Sonoma Inc.	74,326	2,347,215
Yum! Brands Inc.	427,428	13,985,444

		202,425,694
SAVINGS & LOANS—0.67%
Astoria Financial Corp.	70,911	1,775,611
Capitol Federal Financial	17,958	663,009
Hudson City Bancorp Inc.	443,798	5,423,212
New York Community Bancorp Inc.	255,419	4,347,231
People’s United Financial Inc.	176,637	3,131,774
Sovereign Bancorp Inc.	349,516	7,388,768
TFS Financial Corp.(a)	86,050	993,017
Washington Federal Inc.	71,338	1,734,227

		25,456,849
SEMICONDUCTORS—4.17%
Advanced Micro Devices Inc.(a)	450,530	6,442,579
Altera Corp.	289,442	6,405,351
Analog Devices Inc.	266,643	10,036,443
Atmel Corp.(a)	399,305	2,220,136
Broadcom Corp. Class A(a)	381,913	11,170,955
Cree Inc.(a)(b)	68,827	1,779,178
Cypress Semiconductor Corp.(a)(b)	123,065	2,866,184
Fairchild Semiconductor International Inc. Class A(a)	101,071	1,952,692
Integrated Device Technology Inc.(a)	161,578	2,467,296
International Rectifier Corp.(a)	59,234	2,207,059
Intersil Corp. Class A	110,067	3,462,708
KLA-Tencor Corp.	156,207	8,583,575
Lam Research Corp.(a)	110,109	5,659,603
Linear Technology Corp.	206,916	7,486,221
LSI Corp.(a)	625,979	4,701,102
Marvell Technology Group Ltd.(a)	384,973	7,010,358
Maxim Integrated Products Inc.	261,419	8,734,009
MEMC Electronic Materials Inc.(a)	182,915	11,179,765
Microchip Technology Inc.	177,997	6,593,009
Micron Technology Inc.(a)	616,565	7,725,559
National Semiconductor Corp.	255,558	7,224,625
Novellus Systems Inc.(a)(b)	102,872	2,918,479
NVIDIA Corp.(a)	295,837	12,221,026
QLogic Corp.(a)	125,410	2,088,077
Rambus Inc.(a)	83,938	1,509,205
Silicon Laboratories Inc.(a)	44,735	1,548,278
Teradyne Inc.(a)	154,386	2,714,106
Varian Semiconductor Equipment Associates Inc.(a)	73,267	2,935,076
Xilinx Inc.	242,830	6,500,559

		158,343,213
SOFTWARE—3.64%
Activision Inc.(a)	230,879	4,310,511
Acxiom Corp.	51,783	1,369,660
Autodesk Inc.(a)	188,094	8,855,466
BEA Systems Inc.(a)	319,443	4,373,175
BMC Software Inc.(a)	163,485	4,953,596
Broadridge Financial Solutions Inc.	113,715	2,174,231
CA Inc.	335,666	8,670,253

Cerner Corp.(a)	53,535	2,969,586
Citrix Systems Inc.(a)	147,206	4,956,426
Compuware Corp.(a)	245,145	2,907,420
Dun & Bradstreet Corp. (The)	48,426	4,986,909
Electronic Arts Inc.(a)	253,904	12,014,737
Fair Isaac Corp.	46,855	1,879,823
Fidelity National Information Services Inc.	156,962	8,519,897
Fiserv Inc.(a)	137,105	7,787,564
Global Payments Inc.	65,674	2,603,974
IMS Health Inc.	159,971	5,139,868
Intuit Inc.(a)	274,506	8,257,140
MasterCard Inc. Class A	64,971	10,776,740
MoneyGram International Inc.	68,159	1,905,044
NAVTEQ Corp.(a)(b)	79,563	3,368,697
Novell Inc.(a)	283,234	2,206,393
Paychex Inc.	276,471	10,815,546
Red Hat Inc.(a)	157,369	3,506,181
Salesforce.com Inc.(a)	77,310	3,313,507
SEI Investments Co.	105,519	3,064,272
Total System Services Inc.	30,475	899,317
VeriFone Holdings Inc.(a)	50,761	1,789,325

		138,375,258
TELECOMMUNICATIONS—3.69%
ADC Telecommunications Inc.(a)	95,791	1,755,849
Amdocs Ltd.(a)	161,164	6,417,550
American Tower Corp. Class A(a)	340,620	14,306,040
Avaya Inc.(a)	366,717	6,175,514
CenturyTel Inc.	89,258	4,378,105
Ciena Corp.(a)	69,711	2,518,658
Citizens Communications Co.	279,042	4,260,971
Clearwire Corp. Class A(a)	18,952	462,997
CommScope Inc.(a)	49,834	2,907,814
Crown Castle International Corp.(a)(b)	188,982	6,854,377
Embarq Corp.	123,145	7,803,699
Harris Corp.	109,464	5,971,261
JDS Uniphase Corp.(a)(b)	168,161	2,258,402
Juniper Networks Inc.(a)	461,632	11,619,277
Leap Wireless International Inc.(a)	41,535	3,509,708
Level 3 Communications Inc.(a)	1,247,137	7,295,751
MetroPCS Communications Inc.(a)	47,003	1,552,979
NeuStar Inc. Class A(a)	61,953	1,794,778
NII Holdings Inc. Class B(a)	133,362	10,767,648
Qwest Communications International Inc.(a)	1,311,445	12,721,017
SBA Communications Corp.(a)	83,659	2,810,106
TeleCorp PCS Inc. Escrow(c)	404	0
Telephone and Data Systems Inc.	83,628	5,232,604
Tellabs Inc.(a)	356,641	3,837,457
United States Cellular Corp.(a)	13,835	1,253,451
Virgin Media Inc.	238,951	5,823,236
Windstream Corp.	389,029	5,742,068

		140,031,317
TEXTILES—0.23%
Cintas Corp.	110,545	4,358,789
Mohawk Industries Inc.(a)	44,872	4,522,649

		8,881,438
TOYS, GAMES & HOBBIES—0.32%
Hasbro Inc.	129,864	4,079,028
Mattel Inc.	320,641	8,109,011

		12,188,039

TRANSPORTATION—1.51%
Alexander & Baldwin Inc.	35,047	1,861,346
C.H. Robinson Worldwide Inc.	137,957	7,245,502
Con-way Inc.	37,286	1,873,249
CSX Corp.	356,357	16,064,572
Expeditors International Washington Inc.	173,746	7,175,710
Frontline Ltd.	39,606	1,815,935
Hunt (J.B.) Transport Services Inc.	79,572	2,333,051
Kansas City Southern Industries Inc.(a)	62,737	2,355,147
Kirby Corp.(a)	43,539	1,671,462
Laidlaw International Inc.	64,838	2,240,153
Landstar System Inc.	45,384	2,189,778
Overseas Shipholding Group Inc.	27,138	2,209,033
Ryder System Inc.	49,765	2,677,357
Teekay Corp.	32,958	1,908,598
UTi Worldwide Inc.	80,827	2,165,355
YRC Worldwide Inc.(a)(b)	46,971	1,728,533

		57,514,781
TRUCKING & LEASING—0.08%
Aircastle Ltd.	20,220	804,958
GATX Corp.	41,728	2,055,104

		2,860,062
WATER—0.06%
Aqua America Inc.(b)	108,309	2,435,870

		2,435,870

TOTAL COMMON STOCKS
(Cost: $3,236,678,718)		3,794,206,523

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.42%

MONEY MARKET FUNDS—2.42%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	5,749,256	5,749,256
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	86,110,452	86,110,452

		91,859,708

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,859,708)		91,859,708

TOTAL INVESTMENTS IN SECURITIES—102.27%
(Cost: $3,328,538,426)		3,886,066,231
Other Assets, Less Liabilities—(2.27)%		(86,162,899)

NET ASSETS—100.00%		$3,799,903,332

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.45%
Clear Channel Outdoor Holdings Inc. Class A(a)	40,105	$1,136,576
Getty Images Inc.(a)	24,452	1,169,050
Harte-Hanks Inc.	35,247	905,143
Interpublic Group of Companies Inc. (The)(a)(b)	291,758	3,326,041
Lamar Advertising Co.	83,398	5,234,058

		11,770,868
AEROSPACE & DEFENSE—1.34%
Alliant Techsystems Inc.(a)	28,760	2,851,554
Armor Holdings Inc.(a)	30,653	2,662,826
BE Aerospace Inc.(a)	92,973	3,839,785
DRS Technologies Inc.	2,258	129,316
Goodrich Corp.	126,228	7,518,140
L-3 Communications Holdings Inc.	42,406	4,129,920
Rockwell Collins Inc.	168,763	11,921,418
Spirit AeroSystems Holdings Inc. Class A(a)	58,190	2,097,749

		35,150,708
AGRICULTURE—0.37%
Loews Corp. - Carolina Group	64,849	5,010,882
UST Inc.	89,164	4,788,998

		9,799,880
AIRLINES—0.95%
AMR Corp.(a)	242,630	6,393,300
Continental Airlines Inc. Class B(a)	97,952	3,317,634
Copa Holdings SA Class A	17,537	1,179,188
Delta Air Lines Inc.(a)	242,035	4,768,089
Northwest Airlines Corp.(a)	175,988	3,906,934
Southwest Airlines Co.	165,364	2,465,577
UAL Corp.(a)	69,124	2,805,743

		24,836,465
APPAREL—1.38%
Coach Inc.(a)	374,282	17,737,223
Crocs Inc.(a)	80,610	3,468,648
Guess? Inc.	54,810	2,633,072
Hanesbrands Inc.(a)	97,235	2,628,262
Liz Claiborne Inc.	7,168	267,366
Phillips-Van Heusen Corp.	56,455	3,419,479
Polo Ralph Lauren Corp.	61,750	6,058,292

		36,212,342
AUTO MANUFACTURERS—0.18%
Oshkosh Truck Corp.	74,687	4,699,306

		4,699,306

AUTO PARTS & EQUIPMENT—0.42%
Autoliv Inc.	47,526	2,702,804
BorgWarner Inc.	12,230	1,052,269
Goodyear Tire & Rubber Co. (The)(a)	211,491	7,351,427

		11,106,500
BANKS—0.86%
Bank of Hawaii Corp.	16,843	869,773
Commerce Bancorp Inc.	55,389	2,048,839
Investors Financial Services Corp.	67,721	4,176,354
Northern Trust Corp.	187,636	12,053,737
Synovus Financial Corp.	105,420	3,236,394

		22,385,097
BEVERAGES—0.31%
Brown-Forman Corp. Class B	55,251	4,037,743
Hansen Natural Corp.(a)	68,752	2,954,961
Pepsi Bottling Group Inc.	35,655	1,200,860

		8,193,564
BIOTECHNOLOGY—0.57%
Charles River Laboratories International Inc.(a)	23,145	1,194,745
Invitrogen Corp.(a)	17,727	1,307,366
Millennium Pharmaceuticals Inc.(a)	178,761	1,889,504
Millipore Corp.(a)	54,435	4,087,524
PDL BioPharma Inc.(a)	117,593	2,739,917
Vertex Pharmaceuticals Inc.(a)(b)	132,100	3,772,776

		14,991,832
BUILDING MATERIALS—0.93%
American Standard Companies Inc.	182,034	10,736,365
Eagle Materials Inc.	48,315	2,369,851
Florida Rock Industries Inc.	48,218	3,254,715
Lennox International Inc.	7,996	273,703
Martin Marietta Materials Inc.	42,983	6,964,106
Masco Corp.	22,092	628,959

		24,227,699
CHEMICALS—1.99%
Air Products and Chemicals Inc.	102,889	8,269,189
Airgas Inc.	74,253	3,556,719
Albemarle Corp.	80,485	3,101,087
Cabot Corp.	46,756	2,229,326
Celanese Corp. Class A	87,295	3,385,300
Chemtura Corp.	15,325	170,261
Ecolab Inc.	176,256	7,526,131
International Flavors & Fragrances Inc.	67,058	3,496,404
Lubrizol Corp.	18,282	1,180,103
Mosaic Co. (The)(a)	66,933	2,611,726
Rohm & Haas Co.	83,133	4,545,712
RPM International Inc.	104,849	2,423,060
Sherwin-Williams Co. (The)	111,992	7,444,108
Sigma-Aldrich Corp.	39,993	1,706,501
Valspar Corp. (The)	12,201	346,630

		51,992,257
COAL—1.16%
Arch Coal Inc.	143,826	5,005,145
CONSOL Energy Inc.	183,636	8,467,456
Foundation Coal Holdings Inc.	45,593	1,852,900
Massey Energy Co.	81,787	2,179,624
Peabody Energy Corp.	267,217	12,927,958

		30,433,083

COMMERCIAL SERVICES—3.58%
Alliance Data Systems Corp.(a)	79,366	6,133,404
Apollo Group Inc. Class A(a)	145,835	8,521,139
Avis Budget Group Inc.(a)	36,590	1,040,254
Block (H & R) Inc.	325,666	7,610,814
Career Education Corp.(a)	95,819	3,235,808
ChoicePoint Inc.(a)	76,690	3,255,490
Corporate Executive Board Co. (The)	37,714	2,448,016
Corrections Corp. of America(a)	61,931	3,908,465
Equifax Inc.	146,700	6,516,414
Hertz Global Holdings Inc.(a)	210,821	5,601,514
Hewitt Associates Inc. Class A(a)	59,892	1,916,544
Iron Mountain Inc.(a)	178,518	4,664,675
ITT Educational Services Inc.(a)	41,069	4,820,679
Laureate Education Inc.(a)	41,127	2,535,891
Manpower Inc.	85,246	7,863,091
Monster Worldwide Inc.(a)	126,824	5,212,466
Pharmaceutical Product Development Inc.	104,384	3,994,776
Quanta Services Inc.(a)	115,946	3,556,064
Robert Half International Inc.	148,212	5,409,738
ServiceMaster Co. (The)	237,078	3,665,226
Weight Watchers International Inc.	35,713	1,815,649

		93,726,117
COMPUTERS—2.81%
Affiliated Computer Services Inc. Class A(a)	39,001	2,212,137
Brocade Communications Systems Inc.(a)	404,105	3,160,101
Cadence Design Systems Inc.(a)	77,474	1,701,329
Ceridian Corp.(a)	130,594	4,570,790
Cognizant Technology Solutions Corp.(a)	144,975	10,886,173
Diebold Inc.	66,352	3,463,574
DST Systems Inc.(a)	54,473	4,314,806
Electronic Data Systems Corp.	297,643	8,253,640
FactSet Research Systems Inc.	43,300	2,959,555
Lexmark International Inc. Class A(a)	51,881	2,558,252
NCR Corp.(a)	22,678	1,191,502
Network Appliance Inc.(a)	374,206	10,926,815
Riverbed Technology Inc.(a)	19,728	864,481
SanDisk Corp.(a)	136,708	6,690,490
Seagate Technology	207,800	4,523,806
Synopsys Inc.(a)	145,965	3,857,855
Western Digital Corp.(a)	66,686	1,290,374

		73,425,680
COSMETICS & PERSONAL CARE—0.83%
Alberto-Culver Co.	14,192	336,634
Avon Products Inc.	408,059	14,996,168
Bare Escentuals Inc.(a)(b)	39,202	1,338,748
Estee Lauder Companies Inc. (The) Class A	110,204	5,015,384

		21,686,934
DISTRIBUTION & WHOLESALE—0.79%
CDW Corp.(a)	58,946	5,008,642
Fastenal Co.	127,548	5,339,159
Grainger (W.W.) Inc.	59,883	5,572,113
Pool Corp.(b)	49,720	1,940,572
WESCO International Inc.(a)	45,989	2,780,035

		20,640,521
DIVERSIFIED FINANCIAL SERVICES—3.94%
Affiliated Managers Group Inc.(a)(b)	30,042	3,868,208
AmeriCredit Corp.(a)	8,086	214,683
BlackRock Inc.	36,703	5,747,323

CBOT Holdings Inc. Class A(a)	53,288	11,009,301
E*TRADE Financial Corp.(a)	161,863	3,575,554
Eaton Vance Corp.	111,264	4,915,644
Edwards (A.G.) Inc.	66,430	5,616,656
Federated Investors Inc. Class B	87,870	3,368,057
First Marblehead Corp. (The)	61,695	2,383,895
IntercontinentalExchange Inc.(a)	70,948	10,489,662
Investment Technology Group Inc.(a)	44,701	1,936,894
Janus Capital Group Inc.	144,911	4,034,322
Lazard Ltd. Class A	51,991	2,341,155
Legg Mason Inc.	54,757	5,386,994
Nasdaq Stock Market Inc. (The)(a)	90,920	2,701,233
Nuveen Investments Inc. Class A	80,118	4,979,334
NYMEX Holdings Inc.	92,862	11,666,253
Rowe (T.) Price Group Inc.	267,873	13,899,930
TD Ameritrade Holding Corp.(a)	250,426	5,008,520

		103,143,618
ELECTRIC—2.81%
AES Corp. (The)(a)	673,244	14,730,579
Allegheny Energy Inc.(a)	167,117	8,646,634
CenterPoint Energy Inc.	323,509	5,629,057
Constellation Energy Group Inc.	141,104	12,300,036
DPL Inc.	61,383	1,739,594
Dynegy Inc. Class A(a)	54,840	517,690
Mirant Corp.(a)	176,765	7,539,027
NRG Energy Inc.(a)	196,719	8,177,609
PPL Corp.	290,359	13,585,898
Sierra Pacific Resources Corp.(a)	32,577	572,052

		73,438,176
ELECTRICAL COMPONENTS & EQUIPMENT—0.60%
AMETEK Inc.	107,637	4,271,036
Energizer Holdings Inc.(a)	40,873	4,070,951
General Cable Corp.(a)	52,722	3,993,691
Hubbell Inc. Class B	20,150	1,092,533
Molex Inc.	79,102	2,373,851

		15,802,062
ELECTRONICS—2.56%
Agilent Technologies Inc.(a)	407,078	15,648,078
Amphenol Corp. Class A	180,435	6,432,508
Applera Corp. - Applied Biosystems Group	33,200	1,013,928
Arrow Electronics Inc.(a)	68,992	2,651,363
Avnet Inc.(a)	88,483	3,507,466
AVX Corp.	9,846	164,822
Dolby Laboratories Inc. Class A(a)	39,793	1,409,070
Garmin Ltd.	116,482	8,616,174
Gentex Corp.	143,922	2,833,824
Jabil Circuit Inc.	116,428	2,569,566
Mettler-Toledo International Inc.(a)	38,093	3,638,262
National Instruments Corp.	57,962	1,887,822
PerkinElmer Inc.	30,314	789,983
Sanmina-SCI Corp.(a)	118,632	371,318
Solectron Corp.(a)	280,579	1,032,531
Tektronix Inc.	15,841	534,475
Thomas & Betts Corp.(a)	58,668	3,402,744
Trimble Navigation Ltd.(a)	120,466	3,879,005
Vishay Intertechnology Inc.(a)	31,512	498,520
Waters Corp.(a)	101,757	6,040,296

		66,921,755

ENERGY - ALTERNATE SOURCES—0.28%
Covanta Holding Corp.(a)	121,131	2,985,879
First Solar Inc.(a)	33,789	3,017,020
SunPower Corp. Class A(a)(b)	22,591	1,424,363

		7,427,262
ENGINEERING & CONSTRUCTION—1.45%
Fluor Corp.	88,927	9,903,800
Foster Wheeler Ltd.(a)	71,015	7,597,895
Jacobs Engineering Group Inc.(a)	120,255	6,915,865
McDermott International Inc.(a)	112,221	9,327,810
Shaw Group Inc. (The)(a)	74,522	3,449,623
URS Corp.(a)	13,047	633,432

		37,828,425
ENTERTAINMENT—0.89%
DreamWorks Animation SKG Inc. Class A(a)	52,731	1,520,762
International Game Technology Inc.	335,262	13,309,901
Penn National Gaming Inc.(a)(b)	74,050	4,449,664
Regal Entertainment Group Class A	63,955	1,402,533
Scientific Games Corp. Class A(a)(b)	65,417	2,286,324
Warner Music Group Corp.	19,975	288,639

		23,257,823
ENVIRONMENTAL CONTROL—0.50%
Allied Waste Industries Inc.(a)	43,840	590,086
Nalco Holding Co.	145,581	3,996,198
Republic Services Inc.	149,910	4,593,242
Stericycle Inc.(a)	88,478	3,933,732

		13,113,258
FOOD—1.81%
Campbell Soup Co.	132,709	5,150,436
Dean Foods Co.	8,652	275,739
Heinz (H.J.) Co.	180,510	8,568,810
Hershey Co. (The)	119,939	6,071,312
McCormick & Co. Inc. NVS	87,364	3,335,558
Sara Lee Corp.	387,445	6,741,543
Whole Foods Market Inc.	142,565	5,460,239
Wrigley (William Jr.) Co.	212,657	11,762,059

		47,365,696
FOREST PRODUCTS & PAPER—0.12%
Domtar Corp.(a)	220,097	2,456,283
Plum Creek Timber Co. Inc.	13,904	579,241
Rayonier Inc.	4,762	214,957

		3,250,481
HAND & MACHINE TOOLS—0.33%
Black & Decker Corp.	34,394	3,037,334
Kennametal Inc.	22,693	1,861,507
Lincoln Electric Holdings Inc.	29,537	2,192,827
Stanley Works (The)	26,992	1,638,414

		8,730,082
HEALTH CARE - PRODUCTS—3.75%
Advanced Medical Optics Inc.(a)	60,449	2,108,461
Bard (C.R.) Inc.	104,376	8,624,589
Bausch & Lomb Inc.	11,901	826,405
Beckman Coulter Inc.	50,722	3,280,699
Biomet Inc.	247,662	11,323,107
Cooper Companies Inc.	18,030	961,360
Cytyc Corp.(a)	116,206	5,009,641
Dade Behring Holdings Inc.	82,854	4,401,204

DENTSPLY International Inc.	153,195	5,861,241
Edwards Lifesciences Corp.(a)	58,120	2,867,641
Gen-Probe Inc.(a)	52,890	3,195,614
Henry Schein Inc.(a)	89,588	4,786,687
Hillenbrand Industries Inc.	10,637	691,405
IDEXX Laboratories Inc.(a)	31,239	2,956,147
Intuitive Surgical Inc.(a)	37,788	5,243,841
Kinetic Concepts Inc.(a)	43,972	2,285,225
Patterson Companies Inc.(a)	140,316	5,229,577
ResMed Inc.(a)	78,500	3,238,910
Respironics Inc.(a)	74,264	3,162,904
St. Jude Medical Inc.(a)	341,190	14,155,973
TECHNE Corp.(a)	39,784	2,276,043
Varian Medical Systems Inc.(a)	128,550	5,464,660

		97,951,334
HEALTH CARE - SERVICES—2.79%
Brookdale Senior Living Inc.	9,229	420,566
Community Health Systems Inc.(a)	8,302	335,816
Covance Inc.(a)	64,093	4,394,216
Coventry Health Care Inc.(a)	147,412	8,498,302
DaVita Inc.(a)	106,193	5,721,679
Health Net Inc.(a)	113,204	5,977,171
Humana Inc.(a)	169,462	10,321,930
Laboratory Corp. of America Holdings(a)	118,597	9,281,401
Lincare Holdings Inc.(a)	84,551	3,369,357
Manor Care Inc.	73,791	4,817,814
Pediatrix Medical Group Inc.(a)	48,912	2,697,497
Quest Diagnostics Inc.	146,093	7,545,703
Sierra Health Services Inc.(a)	55,930	2,325,569
Tenet Healthcare Corp.(a)	369,223	2,403,642
Triad Hospitals Inc.(a)	4,588	246,651
Universal Health Services Inc. Class B	12,651	778,037
WellCare Health Plans Inc.(a)	41,709	3,775,082

		72,910,433
HOME BUILDERS—0.18%
Centex Corp.	6,178	247,738
NVR Inc.(a)	1,951	1,326,192
Pulte Homes Inc.	75,998	1,706,155
Thor Industries Inc.	31,803	1,435,587

		4,715,672
HOME FURNISHINGS—0.54%
Harman International Industries Inc.	65,700	7,673,760
Whirlpool Corp.	56,986	6,336,843

		14,010,603
HOUSEHOLD PRODUCTS & WARES—0.76%
Avery Dennison Corp.	91,766	6,100,604
Church & Dwight Co. Inc.	62,501	3,028,798
Clorox Co. (The)	140,805	8,743,991
Jarden Corp.(a)	35,542	1,528,661
Scotts Miracle-Gro Co. (The) Class A	8,223	353,096

		19,755,150
HOUSEWARES—0.26%
Newell Rubbermaid Inc.	145,415	4,279,563
Toro Co. (The)	40,643	2,393,466

		6,673,029

INSURANCE—1.10%
Berkley (W.R.) Corp.	46,236	1,504,519
Brown & Brown Inc.	112,850	2,837,049
CIGNA Corp.	290,237	15,156,176
CNA Financial Corp.	2,801	133,580
Erie Indemnity Co. Class A	9,626	520,189
Gallagher (Arthur J.) & Co.	19,349	539,450
Hanover Insurance Group Inc. (The)	2,647	129,147
HCC Insurance Holdings Inc.	48,828	1,631,344
PartnerRe Ltd.	12,718	985,645
Philadelphia Consolidated Holding Corp.(a)	43,876	1,834,017
Principal Financial Group Inc.	15,123	881,520
Transatlantic Holdings Inc.	9,629	684,911
XL Capital Ltd. Class A	21,940	1,849,323

		28,686,870
INTERNET—1.77%
Akamai Technologies Inc.(a)	166,321	8,089,853
aQuantive Inc.(a)	71,299	4,548,876
CheckFree Corp.(a)	62,932	2,529,866
F5 Networks Inc.(a)	42,099	3,393,179
HLTH Corp.(a)(b)	173,618	2,432,388
IAC/InterActiveCorp(a)	11,801	408,433
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	393,640	8,789,981
McAfee Inc.(a)	160,877	5,662,870
NutriSystem Inc.(a)(b)	34,644	2,419,537
VeriSign Inc.(a)	244,950	7,772,264
WebMD Health Corp. Class A(a)(b)	7,654	360,274

		46,407,521
IRON & STEEL—0.96%
AK Steel Holding Corp.(a)	112,262	4,195,231
Allegheny Technologies Inc.	103,018	10,804,528
Carpenter Technology Corp.	14,670	1,911,648
Chaparral Steel Co.	47,217	3,393,486
Cleveland-Cliffs Inc.	41,373	3,213,441
Reliance Steel & Aluminum Co.	6,641	373,623
Steel Dynamics Inc.	31,828	1,333,911

		25,225,868
LEISURE TIME—0.59%
Harley-Davidson Inc.	259,717	15,481,730

		15,481,730
LODGING—1.94%
Boyd Gaming Corp.	56,734	2,790,745
Choice Hotels International Inc.	37,676	1,488,956
Harrah’s Entertainment Inc.	108,066	9,213,707
Hilton Hotels Corp.	393,061	13,155,752
Orient-Express Hotels Ltd.	40,460	2,160,564
Starwood Hotels & Resorts Worldwide Inc.	216,927	14,549,294
Station Casinos Inc.	25,935	2,251,158
Wyndham Worldwide Corp.(a)	13,604	493,281
Wynn Resorts Ltd.(b)	51,314	4,602,353

		50,705,810
MACHINERY—2.16%
AGCO Corp.(a)	60,337	2,619,229
Cummins Inc.	105,158	10,643,041
Flowserve Corp.	51,723	3,703,367
Graco Inc.	67,084	2,702,144
IDEX Corp.	81,813	3,153,073
Joy Global Inc.	109,536	6,389,235
Manitowoc Co. Inc. (The)	62,890	5,055,098

Rockwell Automation Inc.	159,092	11,047,348
Terex Corp.(a)	103,975	8,453,168
Zebra Technologies Corp. Class A(a)	69,661	2,698,667

		56,464,370
MANUFACTURING—1.87%
Brink’s Co. (The)	43,970	2,721,303
Carlisle Companies Inc.	17,026	791,879
Cooper Industries Ltd.	59,443	3,393,601
Donaldson Co. Inc.	79,972	2,843,005
Dover Corp.	66,379	3,395,286
Eaton Corp.	17,434	1,621,362
Harsco Corp.	84,868	4,413,136
Ingersoll-Rand Co. Class A	18,859	1,033,850
ITT Industries Inc.	22,907	1,564,090
Pall Corp.	113,254	5,208,551
Roper Industries Inc.	89,028	5,083,499
Textron Inc.	125,652	13,835,542
Trinity Industries Inc.	70,778	3,081,674

		48,986,778
MEDIA—1.74%
Cablevision Systems Corp.(a)	73,385	2,655,803
Central European Media Enterprises Ltd.(a)	31,299	3,054,156
CTC Media Inc.(a)	52,419	1,422,652
Discovery Holding Co. Class A(a)	156,022	3,586,946
Dow Jones & Co. Inc.	60,164	3,456,422
EchoStar Communications Corp.(a)	209,957	9,105,835
Liberty Global Inc. Class A(a)	197,081	8,088,204
Meredith Corp.	48,502	2,987,723
New York Times Co. Class A	36,354	923,392
Sirius Satellite Radio Inc.(a)(b)	1,474,575	4,453,217
Wiley (John) & Sons Inc. Class A	51,195	2,472,207
XM Satellite Radio Holdings Inc. Class A(a)	287,996	3,389,713

		45,596,270
METAL FABRICATE & HARDWARE—0.64%
Precision Castparts Corp.	138,757	16,839,550

		16,839,550
MINING—0.51%
Titanium Metals Corp.(a)	68,770	2,193,763
Vulcan Materials Co.	96,099	11,007,179

		13,200,942
OFFICE & BUSINESS EQUIPMENT—0.32%
Pitney Bowes Inc.	181,192	8,483,409

		8,483,409
OFFICE FURNISHINGS—0.12%
HNI Corp.	48,331	1,981,571
Steelcase Inc. Class A	65,603	1,213,656

		3,195,227
OIL & GAS—4.93%
Cabot Oil & Gas Corp.	97,721	3,603,950
Cheniere Energy Inc.(a)(b)	51,012	1,978,755
Chesapeake Energy Corp.	270,888	9,372,725
CNX Gas Corp.(a)(b)	28,147	861,298
Continental Resources Inc.(a)	13,956	223,296
Denbury Resources Inc.(a)	122,118	4,579,425
Diamond Offshore Drilling Inc.	68,787	6,986,008
ENSCO International Inc.	139,376	8,503,330

Frontier Oil Corp.	55,896	2,446,568
GlobalSantaFe Corp.	229,906	16,610,709
Holly Corp.	45,577	3,381,358
Nabors Industries Ltd.(a)	250,284	8,354,480
Noble Corp.	135,159	13,180,706
Noble Energy Inc.	24,468	1,526,559
Pride International Inc.(a)	123,940	4,642,792
Quicksilver Resources Inc.(a)	50,528	2,252,538
Range Resources Corp.	149,271	5,584,228
Rowan Companies Inc.	79,670	3,264,877
Southwestern Energy Co.(a)	171,286	7,622,227
Sunoco Inc.	122,478	9,759,047
Tesoro Corp.	137,794	7,874,927
TODCO(a)	58,261	2,750,502
Unit Corp.(a)	36,594	2,302,129
W&T Offshore Inc.	17,667	494,499
Western Refining Inc.	14,273	824,979

		128,981,912
OIL & GAS SERVICES—3.73%
BJ Services Co.	295,823	8,413,206
Cameron International Corp.(a)	111,074	7,938,459
Dresser-Rand Group Inc.(a)	86,556	3,418,962
FMC Technologies Inc.(a)	65,486	5,187,801
Global Industries Ltd.(a)	92,839	2,489,942
Grant Prideco Inc.(a)	128,531	6,918,824
Helix Energy Solutions Group Inc.(a)	73,482	2,932,667
National Oilwell Varco Inc.(a)	179,120	18,671,469
Oceaneering International Inc.(a)	54,989	2,894,621
Smith International Inc.	202,177	11,855,659
Superior Energy Services Inc.(a)	81,384	3,248,849
Tetra Technologies Inc.(a)	73,228	2,065,030
Tidewater Inc.	37,287	2,642,903
Weatherford International Ltd.(a)	340,165	18,790,715

		97,469,107
PACKAGING & CONTAINERS—0.84%
Ball Corp.	102,960	5,474,383
Crown Holdings Inc.(a)	164,896	4,117,453
Owens-Illinois Inc.(a)	146,250	5,118,750
Packaging Corp. of America	93,286	2,361,069
Pactiv Corp.(a)	131,490	4,193,216
Sealed Air Corp.	22,483	697,423

		21,962,294
PHARMACEUTICALS—3.79%
Abraxis BioScience Inc.(a)	25,892	575,579
Allergan Inc.	307,664	17,733,753
AmerisourceBergen Corp.	88,257	4,366,074
Amylin Pharmaceuticals Inc.(a)(b)	132,665	5,460,491
Barr Pharmaceuticals Inc.(a)	110,680	5,559,456
Cephalon Inc.(a)	66,767	5,367,399
Endo Pharmaceuticals Holdings Inc.(a)	134,908	4,617,901
Express Scripts Inc.(a)	234,354	11,720,044
Forest Laboratories Inc.(a)	322,737	14,732,944
Herbalife Ltd.	51,079	2,025,282
Hospira Inc.(a)	157,952	6,166,446
ImClone Systems Inc.(a)	60,364	2,134,471
Mylan Laboratories Inc.	250,768	4,561,470
NBTY Inc.(a)	55,774	2,409,437
Omnicare Inc.	14,830	534,770
Sepracor Inc.(a)	107,334	4,402,841
VCA Antech Inc.(a)	84,760	3,194,604

Warner Chilcott Ltd. Class A(a)	91,473	1,654,747
Watson Pharmaceuticals Inc.(a)	60,075	1,954,240

		99,171,949
PIPELINES—0.91%
Equitable Resources Inc.	93,209	4,619,438
Questar Corp.	59,465	3,142,725
Williams Companies Inc. (The)	505,496	15,983,784

		23,745,947
REAL ESTATE—0.74%
CB Richard Ellis Group Inc. Class A(a)	196,930	7,187,945
Forest City Enterprises Inc. Class A	72,720	4,470,826
Jones Lang LaSalle Inc.	37,105	4,211,418
St. Joe Co. (The)(b)	74,992	3,475,129

		19,345,318
REAL ESTATE INVESTMENT TRUSTS—1.96%
Apartment Investment & Management Co. Class A	5,290	266,722
CapitalSource Inc.(b)	74,916	1,842,184
Duke Realty Corp.	100,938	3,600,458
Essex Property Trust Inc.	11,301	1,314,306
Federal Realty Investment Trust	29,496	2,278,861
General Growth Properties Inc.	120,472	6,378,992
Health Care REIT Inc.	10,150	409,654
Kilroy Realty Corp.	32,977	2,336,091
Macerich Co. (The)	72,285	5,957,730
ProLogis	226,426	12,883,639
Public Storage	9,690	744,386
Taubman Centers Inc.	29,840	1,480,362
UDR Inc.	137,025	3,603,758
Ventas Inc.	134,389	4,871,601
Weingarten Realty Investors	77,581	3,188,579

		51,157,323
RETAIL—8.25%
Abercrombie & Fitch Co. Class A	88,508	6,459,314
Advance Auto Parts Inc.	107,361	4,351,341
American Eagle Outfitters Inc.	187,300	4,806,118
AnnTaylor Stores Corp.(a)	55,947	1,981,643
AutoZone Inc.(a)	46,768	6,389,444
Barnes & Noble Inc.	4,618	177,654
Bed Bath & Beyond Inc.(a)	279,475	10,058,305
Big Lots Inc.(a)	113,615	3,342,553
Brinker International Inc.	114,446	3,349,835
Burger King Holdings Inc.	64,072	1,687,656
CarMax Inc.(a)	218,041	5,560,046
Cheesecake Factory Inc. (The)(a)	72,573	1,779,490
Chico’s FAS Inc.(a)(b)	177,492	4,320,155
Circuit City Stores Inc.	74,359	1,121,334
Coldwater Creek Inc.(a)	62,252	1,446,114
Copart Inc.(a)	64,328	1,967,794
Darden Restaurants Inc.	142,581	6,272,138
Dick’s Sporting Goods Inc.(a)(b)	40,757	2,370,835
Dollar General Corp.	316,708	6,942,239
Dollar Tree Stores Inc.(a)	98,334	4,282,446
Family Dollar Stores Inc.	152,321	5,227,657
GameStop Corp. Class A(a)	158,749	6,207,086
Limited Brands Inc.	354,637	9,734,786
MSC Industrial Direct Co. Inc. Class A	46,444	2,554,420
Nordstrom Inc.	259,860	13,284,043
Office Depot Inc.(a)	277,128	8,396,978

OfficeMax Inc.	34,877	1,370,666
O’Reilly Automotive Inc.(a)	115,093	4,206,649
Panera Bread Co. Class A(a)	28,634	1,318,882
Penney (J.C.) Co. Inc.	227,708	16,481,505
PetSmart Inc.	137,127	4,449,771
RadioShack Corp.	95,970	3,180,446
Ross Stores Inc.	140,113	4,315,480
Saks Inc.	122,156	2,608,031
Tiffany & Co.	137,459	7,293,575
Tim Hortons Inc.	190,977	5,872,543
TJX Companies Inc.	458,522	12,609,355
Tractor Supply Co.(a)	34,824	1,812,589
Urban Outfitters Inc.(a)	114,201	2,744,250
Wendy’s International Inc.	87,993	3,233,743
Williams-Sonoma Inc.	91,764	2,897,907
Yum! Brands Inc.	528,249	17,284,307

		215,751,123
SAVINGS & LOANS—0.24%
Capitol Federal Financial	15,319	565,577
Hudson City Bancorp Inc.	218,515	2,670,253
People’s United Financial Inc.	151,587	2,687,638
TFS Financial Corp.(a)	18,910	218,221

		6,141,689
SEMICONDUCTORS—6.38%
Advanced Micro Devices Inc.(a)	226,847	3,243,912
Altera Corp.	358,076	7,924,222
Analog Devices Inc.	329,873	12,416,420
Broadcom Corp. Class A(a)	472,479	13,820,011
Cree Inc.(a)(b)	21,158	546,934
Cypress Semiconductor Corp.(a)(b)	152,470	3,551,026
Fairchild Semiconductor International Inc. Class A(a)	51,409	993,222
Integrated Device Technology Inc.(a)	67,027	1,023,502
International Rectifier Corp.(a)	16,527	615,796
Intersil Corp. Class A	74,551	2,345,374
KLA-Tencor Corp.	193,249	10,619,033
Lam Research Corp.(a)	136,218	7,001,605
Linear Technology Corp.	255,981	9,261,393
LSI Corp.(a)	458,454	3,442,990
Marvell Technology Group Ltd.(a)	476,261	8,672,713
Maxim Integrated Products Inc.	323,410	10,805,128
MEMC Electronic Materials Inc.(a)	226,291	13,830,906
Microchip Technology Inc.	220,205	8,156,393
Micron Technology Inc.(a)	248,663	3,115,747
National Semiconductor Corp.	316,158	8,937,787
Novellus Systems Inc.(a)	82,957	2,353,490
NVIDIA Corp.(a)	365,990	15,119,047
QLogic Corp.(a)	138,575	2,307,274
Rambus Inc.(a)	81,455	1,464,561
Silicon Laboratories Inc.(a)	55,231	1,911,545
Teradyne Inc.(a)	96,621	1,698,597
Varian Semiconductor Equipment Associates Inc.(a)	90,761	3,635,886
Xilinx Inc.	300,411	8,042,002

		166,856,516
SOFTWARE—6.11%
Activision Inc.(a)	285,714	5,334,280
Acxiom Corp.	63,932	1,691,001
Autodesk Inc.(a)	232,698	10,955,422
BEA Systems Inc.(a)	395,327	5,412,027

BMC Software Inc.(a)	202,253	6,128,266
Broadridge Financial Solutions Inc.	140,393	2,684,314
CA Inc.	259,541	6,703,944
Cerner Corp.(a)	66,317	3,678,604
Citrix Systems Inc.(a)	182,117	6,131,879
Compuware Corp.(a)	246,307	2,921,201
Dun & Bradstreet Corp. (The)	59,907	6,169,223
Electronic Arts Inc.(a)	314,115	14,863,922
Fair Isaac Corp.	5,726	229,727
Fidelity National Information Services Inc.	163,696	8,885,419
Fiserv Inc.(a)	169,616	9,634,189
Global Payments Inc.	81,396	3,227,351
IMS Health Inc.	176,728	5,678,271
Intuit Inc.(a)	339,600	10,215,168
MasterCard Inc. Class A	80,377	13,332,133
MoneyGram International Inc.	84,149	2,351,965
NAVTEQ Corp.(a)(b)	98,518	4,171,252
Novell Inc.(a)	43,709	340,493
Paychex Inc.	342,033	13,380,331
Red Hat Inc.(a)	194,818	4,340,545
Salesforce.com Inc.(a)(b)	95,749	4,103,802
SEI Investments Co.	131,257	3,811,703
Total System Services Inc.	37,624	1,110,284
VeriFone Holdings Inc.(a)	62,670	2,209,118

		159,695,834
TELECOMMUNICATIONS—3.94%
Amdocs Ltd.(a)	199,379	7,939,272
American Tower Corp. Class A(a)	421,395	17,698,590
Avaya Inc.(a)	117,501	1,978,717
Ciena Corp.(a)	86,066	3,109,565
Citizens Communications Co.	60,776	928,050
CommScope Inc.(a)	61,751	3,603,171
Crown Castle International Corp.(a)(b)	191,245	6,936,456
Harris Corp.	135,420	7,387,161
JDS Uniphase Corp.(a)(b)	113,773	1,527,971
Juniper Networks Inc.(a)	409,481	10,306,637
Leap Wireless International Inc.(a)	51,430	4,345,835
Level 3 Communications Inc.(a)	1,542,873	9,025,807
MetroPCS Communications Inc.(a)	58,030	1,917,311
NeuStar Inc. Class A(a)	76,488	2,215,857
NII Holdings Inc. Class B(a)	164,986	13,320,970
SBA Communications Corp.(a)	103,669	3,482,242
TeleCorp PCS Inc. Escrow(c)	624	0
Telephone and Data Systems Inc.	46,348	2,899,994
United States Cellular Corp.(a)	5,705	516,873
Windstream Corp.	265,666	3,921,230

		103,061,709
TEXTILES—0.16%
Cintas Corp.	104,104	4,104,821

		4,104,821
TOYS, GAMES & HOBBIES—0.24%
Hasbro Inc.	54,165	1,701,323
Mattel Inc.	177,711	4,494,311

		6,195,634
TRANSPORTATION—1.43%
C.H. Robinson Worldwide Inc.	170,670	8,963,588
Con-way Inc.	35,907	1,803,968
CSX Corp.	75,386	3,398,401
Expeditors International Washington Inc.	214,946	8,877,270

Frontline Ltd.	48,898	2,241,973
Hunt (J.B.) Transport Services Inc.	98,241	2,880,426
Kansas City Southern Industries Inc.(a)	46,552	1,747,562
Kirby Corp.(a)	53,754	2,063,616
Landstar System Inc.	56,031	2,703,496
UTi Worldwide Inc.	99,789	2,673,347

		37,353,647
TRUCKING & LEASING—0.08%
Aircastle Ltd.	24,964	993,817
GATX Corp.	20,092	989,531

		1,983,348
WATER—0.01%
Aqua America Inc.(b)	9,093	204,502

		204,502

TOTAL COMMON STOCKS
(Cost: $2,282,643,432)		2,614,030,730

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.26%

MONEY MARKET FUNDS—2.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	3,429,070	3,429,070
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	55,579,676	55,579,676

		59,008,746

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,008,746)		59,008,746

TOTAL INVESTMENTS IN SECURITIES—102.21%
(Cost: $2,341,652,178)		2,673,039,476
Other Assets, Less Liabilities—(2.21)%		(57,752,975)

NET ASSETS—100.00%		$2,615,286,501

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—0.44%
Donnelley (R.H.) Corp.(a)	132,203	$10,018,343
Getty Images Inc.(a)	47,516	2,271,740
Harte-Hanks Inc.	28,105	721,736
Interpublic Group of Companies Inc. (The)(a)	334,379	3,811,921

		16,823,740
AEROSPACE & DEFENSE—0.54%
Alliant Techsystems Inc.(a)	8,582	850,905
DRS Technologies Inc.	71,647	4,103,224
L-3 Communications Holdings Inc.	154,730	15,069,155
Spirit AeroSystems Holdings Inc. Class A(a)	23,999	865,164

		20,888,448
AGRICULTURE—0.85%
Bunge Ltd.	224,791	18,994,840
Loews Corp. - Carolina Group	82,177	6,349,817
UST Inc.	133,606	7,175,978

		32,520,635
AIRLINES—0.75%
Northwest Airlines Corp.(a)	165,158	3,666,508
Southwest Airlines Co.	1,148,587	17,125,432
UAL Corp.(a)(b)	87,592	3,555,359
US Airways Group Inc.(a)	151,493	4,585,693

		28,932,992
APPAREL—0.72%
Jones Apparel Group Inc.	202,765	5,728,111
Liz Claiborne Inc.	181,401	6,766,257
VF Corp.	166,307	15,230,395

		27,724,763
AUTO MANUFACTURERS—0.83%
Ford Motor Co.(b)	3,371,296	31,757,608

		31,757,608
AUTO PARTS & EQUIPMENT—0.36%
Autoliv Inc.	60,475	3,439,213
BorgWarner Inc.	85,467	7,353,581
TRW Automotive Holdings Corp.(a)	79,054	2,911,559

		13,704,353
BANKS—6.55%
Associated Banc-Corp	237,459	7,764,909
BancorpSouth Inc.	153,051	3,743,627
Bank of Hawaii Corp.	61,186	3,159,645
BOK Financial Corp.	41,405	2,211,855
City National Corp.	76,192	5,797,449

Colonial BancGroup Inc. (The)	295,945	7,389,747
Comerica Inc.	290,368	17,268,185
Commerce Bancorp Inc.	254,066	9,397,901
Commerce Bancshares Inc.	129,595	5,870,654
Compass Bancshares Inc.	245,243	16,916,862
Cullen/Frost Bankers Inc.	111,737	5,974,577
East West Bancorp Inc.	113,686	4,420,112
First Citizens BancShares Inc. Class A	11,179	2,173,198
First Horizon National Corp.	234,143	9,131,577
Fulton Financial Corp.	322,441	4,649,599
Huntington Bancshares Inc.	439,256	9,988,681
KeyCorp	730,453	25,076,452
M&T Bank Corp.	127,777	13,659,361
Marshall & Ilsley Corp.	482,456	22,979,379
Northern Trust Corp.	62,095	3,988,983
Popular Inc.	520,166	8,359,068
Sky Financial Group Inc.	219,481	6,114,741
Synovus Financial Corp.	321,647	9,874,563
TCF Financial Corp.	240,795	6,694,101
UnionBanCal Corp.	89,034	5,315,330
Valley National Bancorp	224,077	5,039,492
Webster Financial Corp.	105,242	4,490,676
Whitney Holding Corp.	125,777	3,785,888
Wilmington Trust Corp.	127,959	5,311,578
Zions Bancorporation	201,281	15,480,522

		252,028,712
BEVERAGES—1.16%
Brown-Forman Corp. Class B	42,888	3,134,255
Coca-Cola Enterprises Inc.	580,287	13,926,888
Constellation Brands Inc. Class A(a)	356,927	8,666,188
Molson Coors Brewing Co. Class B	101,990	9,429,995
Pepsi Bottling Group Inc.	196,448	6,616,369
PepsiAmericas Inc.	109,828	2,697,376

		44,471,071
BIOTECHNOLOGY—0.29%
Charles River Laboratories International Inc.(a)	82,586	4,263,089
Invitrogen Corp.(a)	54,321	4,006,174
Millennium Pharmaceuticals Inc.(a)	267,838	2,831,048

		11,100,311
BUILDING MATERIALS—0.99%
Armstrong World Industries Inc.(a)	36,155	1,813,173
Lennox International Inc.	93,012	3,183,801
Masco Corp.	662,486	18,860,976
Owens Corning(a)(b)	205,294	6,904,037
USG Corp.(a)	149,204	7,316,964

		38,078,951
CHEMICALS—3.50%
Air Products and Chemicals Inc.	213,362	17,147,904
Airgas Inc.	9,249	443,027
Ashland Inc.	104,494	6,682,391
Cabot Corp.	33,484	1,596,517
Celanese Corp. Class A	89,484	3,470,190
Chemtura Corp.	420,854	4,675,688
Cytec Industries Inc.	78,396	4,999,313
Eastman Chemical Co.	156,645	10,076,973
FMC Corp.	71,295	6,373,060
Huntsman Corp.	168,162	4,088,018
International Flavors & Fragrances Inc.	42,345	2,207,868
Lubrizol Corp.	95,082	6,137,543

Lyondell Chemical Co.	430,854	15,993,301
Mosaic Co. (The)(a)	164,485	6,418,205
PPG Industries Inc.	305,689	23,265,990
Rohm & Haas Co.	130,223	7,120,594
RPM International Inc.	31,619	730,715
Sigma-Aldrich Corp.	170,667	7,282,361
Valspar Corp. (The)	168,387	4,783,875
Westlake Chemical Corp.	35,869	1,008,636

		134,502,169
COMMERCIAL SERVICES—1.28%
Avis Budget Group Inc.(a)	122,212	3,474,487
Convergys Corp.(a)	254,908	6,178,970
Donnelley (R.R.) & Sons Co.	409,825	17,831,486
Hertz Global Holdings Inc.(a)	207,753	5,519,997
Hewitt Associates Inc. Class A(a)	66,300	2,121,600
Laureate Education Inc.(a)	5,820	358,861
Service Corp. International	547,377	6,995,478
ServiceMaster Co. (The)	106,474	1,646,088
United Rentals Inc.(a)	152,054	4,947,837

		49,074,804
COMPUTERS—2.55%
Affiliated Computer Services Inc. Class A(a)	100,264	5,686,974
Cadence Design Systems Inc.(a)	375,225	8,239,941
Ceridian Corp.(a)	26,286	920,010
Computer Sciences Corp.(a)	322,527	19,077,472
Electronic Data Systems Corp.	397,948	11,035,098
Lexmark International Inc. Class A(a)(b)	80,292	3,959,199
NCR Corp.(a)	293,102	15,399,579
SanDisk Corp.(a)	172,520	8,443,129
Seagate Technology	628,654	13,685,798
Unisys Corp.(a)	647,508	5,918,223
Western Digital Corp.(a)	290,047	5,612,409

		97,977,832
COSMETICS & PERSONAL CARE—0.14%
Alberto-Culver Co.	129,778	3,078,334
Avon Products Inc.	63,701	2,341,012

		5,419,346
DISTRIBUTION & WHOLESALE—0.72%
Genuine Parts Co.	317,242	15,735,203
Grainger (W.W.) Inc.	21,516	2,002,064
Ingram Micro Inc. Class A(a)	270,124	5,864,392
Tech Data Corp.(a)	102,376	3,937,381

		27,539,040
DIVERSIFIED FINANCIAL SERVICES—2.81%
AmeriCredit Corp.(a)	204,631	5,432,953
Ameriprise Financial Inc.	438,031	27,845,631
BlackRock Inc.	51,119	8,004,724
CIT Group Inc.	357,102	19,579,903
E*TRADE Financial Corp.(a)	495,966	10,955,889
Edwards (A.G.) Inc.	18,866	1,595,120
IndyMac Bancorp Inc.(b)	137,020	3,996,873
Janus Capital Group Inc.	77,597	2,160,300
Jefferies Group Inc.	233,552	6,301,233
Legg Mason Inc.	144,291	14,195,349
Nasdaq Stock Market Inc. (The)(a)	41,801	1,241,908
Raymond James Financial Inc.	175,161	5,412,475
Student Loan Corp. (The)	7,443	1,517,628

		108,239,986

ELECTRIC—9.48%
Alliant Energy Corp.	211,788	8,227,964
Ameren Corp.	385,473	18,892,032
American Electric Power Co. Inc.	742,503	33,442,335
CMS Energy Corp.	418,011	7,189,789
Consolidated Edison Inc.	503,703	22,727,079
Constellation Energy Group Inc.	75,202	6,555,358
DPL Inc.	97,709	2,769,073
DTE Energy Co.	327,832	15,808,059
Dynegy Inc. Class A(a)	527,646	4,980,978
Edison International	606,659	34,045,702
Energy East Corp.	294,253	7,677,061
Great Plains Energy Inc.	160,126	4,662,869
Hawaiian Electric Industries Inc.(b)	152,612	3,615,378
Integrys Energy Group Inc.	140,918	7,148,770
MDU Resources Group Inc.	338,570	9,493,503
Mirant Corp.(a)	150,079	6,400,869
Northeast Utilities	287,777	8,161,356
NRG Energy Inc.(a)(b)	87,980	3,657,329
NSTAR	198,874	6,453,461
OGE Energy Corp.	170,827	6,260,810
Pepco Holdings Inc.	359,516	10,138,351
PG&E Corp.	654,490	29,648,397
Pinnacle West Capital Corp.	186,641	7,437,644
PPL Corp.	182,532	8,540,672
Progress Energy Inc.	480,136	21,889,400
Puget Energy Inc.	217,590	5,261,326
Reliant Energy Inc.(a)	636,097	17,142,814
SCANA Corp.	217,228	8,317,660
Sierra Pacific Resources Corp.(a)	351,825	6,178,047
TECO Energy Inc.	390,310	6,705,526
Wisconsin Energy Corp.	217,759	9,631,481
Xcel Energy Inc.	761,396	15,585,776

		364,646,869
ELECTRICAL COMPONENTS & EQUIPMENT—0.27%
Energizer Holdings Inc.(a)	29,637	2,951,845
Hubbell Inc. Class B	73,849	4,004,093
Molex Inc.	110,174	3,306,322

		10,262,260
ELECTRONICS—1.06%
Applera Corp. - Applied Biosystems Group	283,076	8,645,141
Arrow Electronics Inc.(a)	103,799	3,988,996
Avnet Inc.(a)	114,939	4,556,182
AVX Corp.	75,224	1,259,250
Jabil Circuit Inc.	126,788	2,798,211
PerkinElmer Inc.	167,018	4,352,489
Sanmina-SCI Corp.(a)	767,347	2,401,796
Solectron Corp.(a)	1,142,341	4,203,815
Tektronix Inc.	117,728	3,972,143
Vishay Intertechnology Inc.(a)	286,090	4,525,944

		40,703,967
ENGINEERING & CONSTRUCTION—0.32%
KBR Inc.(a)	314,271	8,243,328
Shaw Group Inc. (The)(a)	12,843	594,502
URS Corp.(a)	74,644	3,623,966

		12,461,796
ENTERTAINMENT—0.13%
DreamWorks Animation SKG Inc. Class A(a)	25,642	739,515

International Speedway Corp. Class A	64,746	3,412,762
Regal Entertainment Group Class A	27,596	605,180
Warner Music Group Corp.	30,017	433,746

		5,191,203
ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.(a)	451,576	6,078,213
Republic Services Inc.	32,961	1,009,925

		7,088,138
FOOD—4.18%
Campbell Soup Co.	185,595	7,202,942
ConAgra Foods Inc.	927,441	24,911,065
Corn Products International Inc.	138,596	6,299,188
Dean Foods Co.	226,078	7,205,106
Del Monte Foods Co.	375,943	4,571,467
Heinz (H.J.) Co.	271,584	12,892,093
Hershey Co. (The)	92,216	4,667,974
Hormel Foods Corp.	137,641	5,140,891
McCormick & Co. Inc. NVS	81,985	3,130,187
Safeway Inc.	822,257	27,981,406
Sara Lee Corp.	652,431	11,352,299
Smithfield Foods Inc.(a)	203,255	6,258,221
Smucker (J.M.) Co. (The)	105,423	6,711,228
SUPERVALU Inc.	391,205	18,120,616
Tyson Foods Inc. Class A	491,924	11,333,929
Wrigley (William Jr.) Co.	53,539	2,961,242

		160,739,854
FOREST PRODUCTS & PAPER—1.50%
Domtar Corp.(a)	414,467	4,625,452
Louisiana-Pacific Corp.(b)	194,245	3,675,115
MeadWestvaco Corp.	343,429	12,129,912
Plum Creek Timber Co. Inc.	303,450	12,641,727
Rayonier Inc.	135,369	6,110,557
Smurfit-Stone Container Corp.(a)	474,845	6,320,187
Temple-Inland Inc.	197,030	12,123,256

		57,626,206
GAS—2.27%
AGL Resources Inc.	144,851	5,863,568
Atmos Energy Corp.	165,354	4,970,541
Energen Corp.	133,564	7,338,006
KeySpan Corp.	327,269	13,738,753
NiSource Inc.	510,307	10,568,458
Sempra Energy	491,213	29,094,546
Southern Union Co.	200,155	6,523,051
UGI Corp.	197,809	5,396,230
Vectren Corp.	142,440	3,835,909

		87,329,062
HAND & MACHINE TOOLS—0.56%
Black & Decker Corp.	59,326	5,239,079
Kennametal Inc.	30,432	2,496,337
Lincoln Electric Holdings Inc.	25,268	1,875,896
Snap-On Inc.	107,946	5,452,352
Stanley Works (The)	105,418	6,398,873

		21,462,537
HEALTH CARE - PRODUCTS—0.43%
Bausch & Lomb Inc.	79,279	5,505,134
Beckman Coulter Inc.	21,738	1,406,014
Cooper Companies Inc.	49,729	2,651,550

Hillenbrand Industries Inc.	95,207	6,188,455
Kinetic Concepts Inc.(a)	18,138	942,632

		16,693,785
HEALTH CARE - SERVICES—0.88%
Brookdale Senior Living Inc.	53,078	2,418,764
Community Health Systems Inc.(a)	162,919	6,590,074
Coventry Health Care Inc.(a)	18,985	1,094,485
Health Management Associates Inc. Class A(b)	451,165	5,125,234
LifePoint Hospitals Inc.(a)(b)	107,501	4,158,139
Quest Diagnostics Inc.	21,302	1,100,248
Tenet Healthcare Corp.(a)	199,805	1,300,731
Triad Hospitals Inc.(a)	157,619	8,473,597
Universal Health Services Inc. Class B	61,272	3,768,228

		34,029,500
HOLDING COMPANIES - DIVERSIFIED—0.28%
Leucadia National Corp.	305,278	10,761,050

		10,761,050
HOME BUILDERS—1.46%
Centex Corp.	212,274	8,512,187
Horton (D.R.) Inc.	584,862	11,656,300
KB Home	143,370	5,644,477
Lennar Corp. Class A	252,697	9,238,602
M.D.C. Holdings Inc.	65,040	3,145,334
NVR Inc.(a)	4,854	3,299,507
Pulte Homes Inc.	253,834	5,698,573
Ryland Group Inc.	78,291	2,925,735
Thor Industries Inc.	5,592	252,423
Toll Brothers Inc.(a)	234,685	5,862,431

		56,235,569
HOME FURNISHINGS—0.12%
Whirlpool Corp.	41,730	4,640,376

		4,640,376
HOUSEHOLD PRODUCTS & WARES—0.84%
Avery Dennison Corp.	28,896	1,921,006
Church & Dwight Co. Inc.	7,109	344,502
Clorox Co. (The)	22,550	1,400,355
Fortune Brands Inc.	284,433	23,428,746
Jarden Corp.(a)	51,931	2,233,552
Scotts Miracle-Gro Co. (The) Class A	66,014	2,834,641

		32,162,802
HOUSEWARES—0.19%
Newell Rubbermaid Inc.	250,824	7,381,750

		7,381,750
INSURANCE—10.72%
Alleghany Corp.(a)	9,210	3,743,865
Allied World Assurance Holdings Ltd.	112,450	5,763,063
Ambac Financial Group Inc.	189,789	16,547,703
American Financial Group Inc.	153,149	5,230,039
American National Insurance Co.	29,188	4,454,089
Aon Corp.	546,702	23,294,972
Arch Capital Group Ltd.(a)	94,749	6,873,092
Assurant Inc.	225,323	13,276,031
Axis Capital Holdings Ltd.	286,275	11,637,079
Berkley (W.R.) Corp.	231,982	7,548,694
Cincinnati Financial Corp.	319,670	13,873,678
CNA Financial Corp.(b)	50,410	2,404,053

Conseco Inc.(a)	351,170	7,335,941
Endurance Specialty Holdings Ltd.	109,279	4,375,531
Erie Indemnity Co. Class A	72,449	3,915,144
Everest Re Group Ltd.	117,639	12,780,301
Fidelity National Financial Inc.	412,707	9,781,156
First American Corp.	179,911	8,905,595
Gallagher (Arthur J.) & Co.	148,425	4,138,089
Genworth Financial Inc. Class A	809,732	27,854,781
Hanover Insurance Group Inc. (The)	90,968	4,438,329
HCC Insurance Holdings Inc.	118,535	3,960,254
Markel Corp.(a)	18,540	8,983,742
MBIA Inc.	243,548	15,153,557
Mercury General Corp.	49,468	2,726,181
MGIC Investment Corp.(b)	154,669	8,794,479
Nationwide Financial Services Inc.	98,540	6,229,699
Old Republic International Corp.	430,860	9,160,084
OneBeacon Insurance Group Ltd.	52,522	1,330,382
PartnerRe Ltd.	82,296	6,377,940
Philadelphia Consolidated Holding Corp.(a)	25,136	1,050,685
PMI Group Inc. (The)	161,786	7,226,981
Principal Financial Group Inc.	470,701	27,437,161
Protective Life Corp.	130,474	6,237,962
Radian Group Inc.	149,411	8,068,194
Reinsurance Group of America Inc.	54,732	3,297,056
RenaissanceRe Holdings Ltd.	134,551	8,340,817
SAFECO Corp.	197,710	12,309,425
StanCorp Financial Group Inc.	99,442	5,218,716
Torchmark Corp.	177,824	11,914,208
Transatlantic Holdings Inc.	32,150	2,286,830
Unitrin Inc.	84,965	4,178,579
Unum Group	638,296	16,665,909
Wesco Financial Corp.	2,636	1,014,860
White Mountains Insurance Group Ltd.	16,965	10,281,129
XL Capital Ltd. Class A	305,723	25,769,392

		412,185,447
INTERNET—0.88%
CheckFree Corp.(a)	31,714	1,274,903
Expedia Inc.(a)(b)	376,470	11,026,806
IAC/InterActiveCorp(a)	303,428	10,501,643
Liberty Media Holding Corp. - Liberty Interactive Group Series A(a)	486,549	10,864,639

		33,667,991
INVESTMENT COMPANIES—0.56%
Allied Capital Corp.(b)	283,541	8,778,429
American Capital Strategies Ltd.	300,810	12,790,441

		21,568,870
IRON & STEEL—0.99%
Carpenter Technology Corp.	21,629	2,818,475
Reliance Steel & Aluminum Co.	110,374	6,209,641
Steel Dynamics Inc.	117,181	4,911,056
United States Steel Corp.	220,300	23,957,625

		37,896,797
LEISURE TIME—0.42%
Brunswick Corp.(b)	168,254	5,490,128
Royal Caribbean Cruises Ltd.	248,039	10,660,716

		16,150,844
LODGING—0.71%
Harrah’s Entertainment Inc.	148,077	12,625,045

Orient-Express Hotels Ltd.	4,174	222,892
Station Casinos Inc.	34,243	2,972,292
Wyndham Worldwide Corp.(a)	314,330	11,397,606

		27,217,835
MACHINERY—0.20%
AGCO Corp.(a)(b)	58,934	2,558,325
Flowserve Corp.	10,772	771,275
Gardner Denver Inc.(a)	98,455	4,189,260

		7,518,860
MANUFACTURING—4.51%
Carlisle Companies Inc.	84,140	3,913,351
Cooper Industries Ltd.	231,080	13,192,357
Crane Co.	94,830	4,310,024
Dover Corp.	258,061	13,199,820
Eastman Kodak Co.(b)	535,678	14,907,919
Eaton Corp.	240,594	22,375,242
Ingersoll-Rand Co. Class A	526,809	28,879,669
ITT Industries Inc.	296,072	20,215,796
Leggett & Platt Inc.	329,839	7,272,950
Pall Corp.	19,998	919,708
Parker Hannifin Corp.	215,669	21,116,152
Pentair Inc.	185,805	7,166,499
SPX Corp.	105,988	9,306,806
Teleflex Inc.	72,973	5,967,732
Trinity Industries Inc.	18,893	822,601

		173,566,626
MEDIA—3.15%
Cablevision Systems Corp.(a)	275,095	9,955,688
Central European Media Enterprises Ltd.(a)	5,877	573,478
Discovery Holding Co. Class A(a)	233,791	5,374,855
Gannett Co. Inc.	436,952	24,010,512
Hearst-Argyle Television Inc.	46,172	1,112,745
Idearc Inc.	273,410	9,659,575
Liberty Global Inc. Class A(a)	351,008	14,405,368
Liberty Media Holding Corp. - Liberty Capital Group Series A(a)	240,236	28,270,972
McClatchy Co. (The) Class A	84,054	2,127,407
New York Times Co. Class A(b)	199,235	5,060,569
Scripps (E.W.) Co. Class A	167,686	7,661,573
Tribune Co.	155,109	4,560,205
Washington Post Co. (The) Class B	10,914	8,470,246

		121,243,193
METAL FABRICATE & HARDWARE—0.36%
Commercial Metals Co.	221,993	7,496,704
Timken Co. (The)	176,689	6,380,240

		13,876,944
OFFICE & BUSINESS EQUIPMENT—0.93%
Pitney Bowes Inc.	74,432	3,484,906
Xerox Corp.(a)	1,745,335	32,253,791

		35,738,697
OFFICE FURNISHINGS—0.02%
Steelcase Inc. Class A	32,111	594,054

		594,054
OIL & GAS—4.23%
Chesapeake Energy Corp.	357,737	12,377,700
Cimarex Energy Co.	155,078	6,111,624

Continental Resources Inc.(a)	29,414	470,624
ENSCO International Inc.	20,322	1,239,845
Forest Oil Corp.(a)	146,876	6,206,980
Frontier Oil Corp.	101,967	4,463,096
Helmerich & Payne Inc.	192,370	6,813,745
Hess Corp.	516,922	30,477,721
Murphy Oil Corp.	350,291	20,821,297
Nabors Industries Ltd.(a)	61,763	2,061,649
Newfield Exploration Co.(a)	242,030	11,024,467
Noble Energy Inc.	272,968	17,030,474
Patterson-UTI Energy Inc.	291,799	7,648,052
Pioneer Natural Resources Co.	229,851	11,196,042
Plains Exploration & Production Co.(a)	133,504	6,382,826
Pogo Producing Co.	108,912	5,531,640
Pride International Inc.(a)	79,982	2,996,126
Rowan Companies Inc.	58,893	2,413,435
St. Mary Land & Exploration Co.	116,887	4,280,402
Unit Corp.(a)	18,889	1,188,307
W&T Offshore Inc.	19,377	542,362
Western Refining Inc.	24,233	1,400,667

		162,679,081
OIL & GAS SERVICES—0.21%
Helix Energy Solutions Group Inc.(a)	34,449	1,374,860
SEACOR Holdings Inc.(a)	45,019	4,202,974
Tidewater Inc.	35,926	2,546,435

		8,124,269
PACKAGING & CONTAINERS—0.60%
Bemis Co. Inc.	194,754	6,461,938
Owens-Illinois Inc.(a)	18,239	638,365
Sealed Air Corp.	259,296	8,043,362
Sonoco Products Co.	186,204	7,971,393

		23,115,058
PHARMACEUTICALS—0.74%
AmerisourceBergen Corp.	192,840	9,539,795
King Pharmaceuticals Inc.(a)	453,697	9,282,641
Omnicare Inc.	198,917	7,172,947
Watson Pharmaceuticals Inc.(a)	79,952	2,600,839

		28,596,222
PIPELINES—2.33%
El Paso Corp.	1,303,845	22,465,249
Equitable Resources Inc.	54,327	2,692,446
National Fuel Gas Co.	155,431	6,731,717
ONEOK Inc.	206,751	10,422,318
Questar Corp.	211,241	11,164,087
Spectra Energy Corp.	1,176,463	30,540,979
Williams Companies Inc. (The)	181,755	5,747,093

		89,763,889
REAL ESTATE INVESTMENT TRUSTS—8.90%
AMB Property Corp.	185,502	9,872,416
Annaly Capital Management Inc.	489,492	7,058,475
Apartment Investment & Management Co. Class A	171,133	8,628,526
Archstone-Smith Trust	415,068	24,534,669
AvalonBay Communities Inc.	148,300	17,629,904
Boston Properties Inc.	190,784	19,484,770
Brandywine Realty Trust	162,077	4,632,161
BRE Properties Inc. Class A	94,391	5,596,442
Camden Property Trust	105,801	7,085,493

CapitalSource Inc.	95,649	2,352,009
CBL & Associates Properties Inc.	122,207	4,405,562
Colonial Properties Trust	86,544	3,154,529
Developers Diversified Realty Corp.	232,654	12,263,192
Douglas Emmett Inc.	192,723	4,767,967
Duke Realty Corp.	68,552	2,445,250
Equity Residential	541,369	24,702,667
Essex Property Trust Inc.	24,580	2,858,654
Federal Realty Investment Trust	50,470	3,899,312
General Growth Properties Inc.	180,521	9,558,587
Health Care Property Investors Inc.	383,605	11,097,693
Health Care REIT Inc.	131,185	5,294,627
Hospitality Properties Trust	174,777	7,251,498
Host Hotels & Resorts Inc.	972,058	22,473,981
HRPT Properties Trust	394,610	4,103,944
iStar Financial Inc.	238,645	10,579,133
Kimco Realty Corp.	399,797	15,220,272
Liberty Property Trust(b)	171,226	7,521,958
Mack-Cali Realty Corp.	126,460	5,499,745
ProLogis	59,720	3,398,068
Public Storage	214,475	16,475,970
Regency Centers Corp.	129,367	9,120,374
SL Green Realty Corp.	110,628	13,705,703
Taubman Centers Inc.	44,669	2,216,029
Thornburg Mortgage Inc.(b)	224,988	5,890,186
Vornado Realty Trust	248,556	27,301,391

		342,081,157
RETAIL—1.66%
AnnTaylor Stores Corp.(a)	25,925	918,264
AutoNation Inc.(a)	293,044	6,575,907
Barnes & Noble Inc.	87,290	3,358,046
BJ’s Wholesale Club Inc.(a)	121,616	4,381,824
Circuit City Stores Inc.	180,510	2,722,091
Copart Inc.(a)	8,539	261,208
Dillard’s Inc. Class A	113,974	4,095,086
Foot Locker Inc.	289,096	6,302,293
Gap Inc. (The)	1,116,506	21,325,265
OfficeMax Inc.	75,897	2,982,752
RadioShack Corp.	75,173	2,491,233
Rite Aid Corp.(a)	865,752	5,523,498
Saks Inc.	36,828	786,278
United Auto Group Inc.	104,161	2,217,588

		63,941,333
SAVINGS & LOANS—1.22%
Astoria Financial Corp.	161,641	4,047,491
Capitol Federal Financial	12,696	468,736
Hudson City Bancorp Inc.	610,244	7,457,182
New York Community Bancorp Inc.(b)	583,560	9,932,191
People’s United Financial Inc.	123,906	2,196,853
Sovereign Bancorp Inc.	798,350	16,877,119
TFS Financial Corp.(a)	160,967	1,857,559
Washington Federal Inc.	162,611	3,953,073

		46,790,204
SEMICONDUCTORS—1.39%
Advanced Micro Devices Inc.(a)(b)	610,241	8,726,446
Atmel Corp.(a)	910,207	5,060,751
Cree Inc.(a)(b)	117,824	3,045,750
Fairchild Semiconductor International Inc. Class A(a)	135,431	2,616,527
Integrated Device Technology Inc.(a)	244,559	3,734,416

International Rectifier Corp.(a)	104,506	3,893,894
Intersil Corp. Class A	113,987	3,586,031
LSI Corp.(a)	583,361	4,381,041
Micron Technology Inc.(a)	949,216	11,893,676
Novellus Systems Inc.(a)(b)	82,064	2,328,156
QLogic Corp.(a)	30,111	501,348
Rambus Inc.(a)	41,107	739,104
Teradyne Inc.(a)	174,856	3,073,968

		53,581,108
SOFTWARE—0.55%
CA Inc.	287,516	7,426,538
Compuware Corp.(a)	106,368	1,261,524
Fair Isaac Corp.	96,234	3,860,908
Fidelity National Information Services Inc.	56,287	3,055,258
IMS Health Inc.	38,953	1,251,560
Novell Inc.(a)	564,921	4,400,735

		21,256,523
TELECOMMUNICATIONS—3.37%
ADC Telecommunications Inc.(a)	218,353	4,002,411
Avaya Inc.(a)	620,690	10,452,420
CenturyTel Inc.	203,932	10,002,865
Citizens Communications Co.	525,362	8,022,278
Clearwire Corp. Class A(a)	43,352	1,059,089
Crown Castle International Corp.(a)(b)	78,535	2,848,464
Embarq Corp.	281,282	17,824,840
JDS Uniphase Corp.(a)	173,158	2,325,512
Juniper Networks Inc.(a)	298,405	7,510,854
Qwest Communications International Inc.(a)	2,995,573	29,057,058
TeleCorp PCS Inc. Escrow(c)	774	0
Telephone and Data Systems Inc.	105,442	6,597,506
Tellabs Inc.(a)	815,121	8,770,702
United States Cellular Corp.(a)	20,979	1,900,697
Virgin Media Inc.	545,798	13,301,097
Windstream Corp.	398,089	5,875,794

		129,551,587
TEXTILES—0.33%
Cintas Corp.	60,337	2,379,088
Mohawk Industries Inc.(a)	102,519	10,332,890

		12,711,978
TOYS, GAMES & HOBBIES—0.43%
Hasbro Inc.	196,746	6,179,792
Mattel Inc.	404,282	10,224,292

		16,404,084
TRANSPORTATION—1.62%
Alexander & Baldwin Inc.	79,890	4,242,958
Con-way Inc.	18,788	943,909
CSX Corp.	674,795	30,419,759
Kansas City Southern Industries Inc.(a)(b)	57,023	2,140,643
Laidlaw International Inc.	147,798	5,106,421
Overseas Shipholding Group Inc.	61,860	5,035,404
Ryder System Inc.	113,858	6,125,560
Teekay Corp.	75,127	4,350,605
YRC Worldwide Inc.(a)(b)	107,069	3,940,139

		62,305,398
TRUCKING & LEASING—0.07%
GATX Corp.	58,022	2,857,584

		2,857,584

WATER—0.13%
Aqua America Inc.(b)	230,099	5,174,927

		5,174,927

TOTAL COMMON STOCKS
(Cost: $3,603,789,047)		3,840,362,045

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.32%

MONEY MARKET FUNDS—3.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	5,543,107	5,543,107
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	122,227,371	122,227,371

		127,770,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,770,478)		127,770,478

TOTAL INVESTMENTS IN SECURITIES—103.18%
(Cost: $3,731,559,525)		3,968,132,523
Other Assets, Less Liabilities—(3.18)%		(122,362,385)

NET ASSETS—100.00%		$3,845,770,138

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—100.28%

AEROSPACE & DEFENSE—2.58%
Boeing Co. (The)	384,505	$36,974,001
General Dynamics Corp.	197,576	15,454,395
Raytheon Co.	216,791	11,682,867
United Technologies Corp.	485,607	34,444,105

		98,555,368
AGRICULTURE—1.89%
Altria Group Inc.	1,027,022	72,035,323

		72,035,323
AUTO MANUFACTURERS—0.50%
Ford Motor Co.	918,412	8,651,441
General Motors Corp.	275,426	10,411,103

		19,062,544
BANKS—7.20%
Bank of America Corp.	2,166,937	105,941,550
Mellon Financial Corp.	546,274	24,036,056
Regions Financial Corp.	344,201	11,393,053
U.S. Bancorp	849,084	27,977,318
Wachovia Corp.	934,321	47,883,951
Wells Fargo & Co.	1,630,823	57,356,045

		274,587,973
BEVERAGES—3.20%
Anheuser-Busch Companies Inc.	371,061	19,354,542
Coca-Cola Co. (The)	981,302	51,331,908
PepsiCo Inc.	795,417	51,582,792

		122,269,242
BIOTECHNOLOGY—0.82%
Amgen Inc.(a)	566,289	31,310,119

		31,310,119
CHEMICALS—1.14%
Dow Chemical Co. (The)	465,528	20,585,648
Du Pont (E.I.) de Nemours and Co.	451,082	22,933,009

		43,518,657
COMPUTERS—6.00%
Apple Inc.(a)	422,369	51,545,913
Computer Sciences Corp.(a)	847	50,100
Dell Inc.(a)	1,109,311	31,670,829
EMC Corp.(a)	1,024,828	18,549,387
Hewlett-Packard Co.	1,278,830	57,061,395
International Business Machines Corp.	667,037	70,205,644

		229,083,268

COSMETICS & PERSONAL CARE—3.10%
Avon Products Inc.	214,081	7,867,477
Colgate-Palmolive Co.	249,688	16,192,267
Procter & Gamble Co.	1,537,614	94,086,601

		118,146,345
DIVERSIFIED FINANCIAL SERVICES—10.40%
American Express Co.	580,430	35,510,707
Capital One Financial Corp.	201,918	15,838,448
Citigroup Inc.	2,415,310	123,881,250
Goldman Sachs Group Inc. (The)	199,462	43,233,388
JPMorgan Chase & Co.	1,668,086	80,818,767
Lehman Brothers Holdings Inc.	260,053	19,379,150
Merrill Lynch & Co. Inc.	425,233	35,540,974
Morgan Stanley	509,511	42,737,783

		396,940,467
ELECTRIC—1.64%
AES Corp. (The)(a)	324,727	7,105,027
American Electric Power Co. Inc.	194,293	8,750,957
Entergy Corp.	96,304	10,338,234
Exelon Corp.	328,485	23,848,011
Southern Co. (The)	367,044	12,585,939

		62,628,168
FOOD—1.19%
Campbell Soup Co.	106,341	4,127,094
Heinz (H.J.) Co.	158,178	7,508,710
Kraft Foods Inc.	783,346	27,612,946
Sara Lee Corp.	357,171	6,214,775

		45,463,525
FOREST PRODUCTS & PAPER—0.44%
International Paper Co.	212,768	8,308,590
Weyerhaeuser Co.	105,158	8,300,121

		16,608,711
HEALTH CARE - PRODUCTS—3.52%
Baxter International Inc.	317,997	17,915,951
Johnson & Johnson	1,414,388	87,154,589
Medtronic Inc.	562,354	29,163,678

		134,234,218
INSURANCE—3.39%
Allstate Corp. (The)	296,637	18,246,142
American International Group Inc.	1,266,765	88,711,553
CIGNA Corp.	140,594	7,341,819
Hartford Financial Services Group Inc. (The)	154,651	15,234,670

		129,534,184
INTERNET—1.46%
Google Inc. Class A(a)	106,495	55,737,353

		55,737,353
IRON & STEEL—0.14%
Allegheny Technologies Inc.	49,663	5,208,655

		5,208,655
LODGING—0.20%
Harrah’s Entertainment Inc.	90,776	7,739,562

		7,739,562
MACHINERY—0.78%
Caterpillar Inc.	312,735	24,487,150

Rockwell Automation Inc.	77,079	5,352,366

		29,839,516
MANUFACTURING—7.25%
General Electric Co.	5,023,580	192,302,642
Honeywell International Inc.	380,783	21,430,467
3M Co.	351,696	30,523,696
Tyco International Ltd.	958,423	32,385,113

		276,641,918
MEDIA—3.56%
CBS Corp. Class B	357,795	11,921,729
Clear Channel Communications Inc.	242,253	9,162,008
Comcast Corp. Class A(a)	1,519,667	42,733,036
Time Warner Inc.	1,848,527	38,893,008
Walt Disney Co. (The)	967,690	33,036,937

		135,746,718
MINING—0.45%
Alcoa Inc.	424,330	17,198,095

		17,198,095
OFFICE & BUSINESS EQUIPMENT—0.22%
Xerox Corp.(a)	457,876	8,461,548

		8,461,548
OIL & GAS—10.01%
Chevron Corp.	1,049,466	88,407,016
ConocoPhillips	798,089	62,649,986
Exxon Mobil Corp.	2,750,643	230,723,935

		381,780,937
OIL & GAS SERVICES—2.03%
Baker Hughes Inc.	156,525	13,168,448
Halliburton Co.	446,626	15,408,597
Schlumberger Ltd.	575,511	48,883,904

		77,460,949
PHARMACEUTICALS—5.53%
Abbott Laboratories	752,188	40,279,667
Bristol-Myers Squibb Co.	961,074	30,331,495
Merck & Co. Inc.	1,058,300	52,703,340
Pfizer Inc.	3,427,007	87,628,569

		210,943,071
PIPELINES—0.40%
El Paso Corp.	340,050	5,859,061
Williams Companies Inc. (The)	291,877	9,229,151

		15,088,212
RETAIL—4.80%
CVS Caremark Corp.	753,752	27,474,260
Home Depot Inc.	964,024	37,934,344
Limited Brands Inc.	166,556	4,571,962
McDonald’s Corp.	583,017	29,593,943
Target Corp.	415,823	26,446,343
Wal-Mart Stores Inc.	1,183,745	56,949,972

		182,970,824
SEMICONDUCTORS—2.46%
Intel Corp.	2,837,047	67,408,237
National Semiconductor Corp.	1,364	38,560
Texas Instruments Inc.	700,143	26,346,381

		93,793,178

SOFTWARE—4.17%
Microsoft Corp.	4,110,834	121,146,278
Oracle Corp.(a)	1,933,015	38,099,726

		159,246,004
TELECOMMUNICATIONS—7.73%
AT&T Inc.	3,010,591	124,939,527
Cisco Systems Inc.(a)	2,964,595	82,563,971
Sprint Nextel Corp.	1,413,055	29,264,369
Verizon Communications Inc.	1,417,739	58,368,315

		295,136,182
TRANSPORTATION—2.08%
Burlington Northern Santa Fe Corp.	173,925	14,807,975
FedEx Corp.	150,397	16,689,555
Norfolk Southern Corp.	192,063	10,096,752
United Parcel Service Inc. Class B	517,159	37,752,607

		79,346,889

TOTAL COMMON STOCKS
(Cost: $3,678,598,905)		3,826,317,723

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(b)(c)	3,524,346	3,524,346

		3,524,346

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,524,346)		3,524,346

TOTAL INVESTMENTS IN SECURITIES—100.37%
(Cost: $3,682,123,251)		3,829,842,069

SHORT POSITIONS(d)—(0.44)%

COMMON STOCKS—(0.44)%
Discover Financial Services LLC	(254,755)	(7,260,518)
Tyco Electronics Ltd.	(239,605)	(9,358,971)

		(16,619,489)

TOTAL SHORT POSITIONS
(Proceeds: $16,618,483)		(16,619,489)
Other Assets, Less Liabilities—0.07%		2,587,759

NET ASSETS—100.00%		$3,815,810,339

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.17%
Catalina Marketing Corp.	592	$18,647
Harte-Hanks Inc.	816	20,955
Interpublic Group of Companies Inc. (The)(a)	6,987	79,652
inVentiv Health Inc.(a)	430	15,742
Omnicom Group Inc.	5,208	275,607

		410,603
AEROSPACE & DEFENSE—2.07%
AAR Corp.(a)	558	18,420
Alliant Techsystems Inc.(a)	532	52,748
Armor Holdings Inc.(a)	448	38,918
Boeing Co. (The)	12,158	1,169,113
Curtiss-Wright Corp.	673	31,369
DRS Technologies Inc.	603	34,534
EDO Corp.	218	7,166
Esterline Technologies Corp.(a)	392	18,938
GenCorp Inc.(a)	881	11,515
General Dynamics Corp.	6,267	490,205
Goodrich Corp.	1,902	113,283
Kaman Corp.	392	12,226
L-3 Communications Holdings Inc.	1,897	184,749
Lockheed Martin Corp.	5,488	516,585
Moog Inc. Class A(a)	618	27,260
Northrop Grumman Corp.	5,347	416,371
Raytheon Co.	6,896	371,625
Rockwell Collins Inc.	2,586	182,675
Sequa Corp. Class A(a)	107	11,984
Teledyne Technologies Inc.(a)	518	23,802
Triumph Group Inc.	248	16,237
United Technologies Corp.	15,413	1,093,244

		4,842,967
AGRICULTURE—1.50%
Alliance One International Inc.(a)	1,292	12,985
Altria Group Inc.	32,530	2,281,654
Archer-Daniels-Midland Co.	10,017	331,463
Monsanto Co.	8,394	566,931
Reynolds American Inc.	2,616	170,563
Universal Corp.	409	24,916
UST Inc.	2,451	131,643

		3,520,155
AIRLINES—0.12%
AirTran Holdings Inc.(a)	1,360	14,851
Alaska Air Group Inc.(a)	599	16,688
Frontier Airlines Holdings Inc.(a)(b)	551	3,086
JetBlue Airways Corp.(a)(b)	2,618	30,761
Mesa Air Group Inc.(a)	556	3,675

SkyWest Inc.	969	23,091
Southwest Airlines Co.	12,048	179,636

		271,788
APPAREL—0.54%
Ashworth Inc.(a)	256	1,792
Coach Inc.(a)	5,738	271,924
Crocs Inc.(a)	1,004	43,202
Deckers Outdoor Corp.(a)	167	16,850
Gymboree Corp.(a)	518	20,414
Hanesbrands Inc.(a)	1,434	38,761
Iconix Brand Group Inc.(a)	870	19,331
Jones Apparel Group Inc.	1,712	48,364
Kellwood Co.	387	10,882
K-Swiss Inc. Class A	419	11,870
Liz Claiborne Inc.	1,575	58,747
Nike Inc. Class B	5,865	341,871
Oxford Industries Inc.	234	10,376
Phillips-Van Heusen Corp.	828	50,152
Polo Ralph Lauren Corp.	930	91,242
Quiksilver Inc.(a)	1,822	25,745
Skechers U.S.A. Inc. Class A(a)	383	11,184
Stride Rite Corp.	556	11,265
Timberland Co. Class A(a)	803	20,228
VF Corp.	1,355	124,091
Volcom Inc.(a)	181	9,074
Wolverine World Wide Inc.	874	24,219

		1,261,584
AUTO MANUFACTURERS—0.43%
A.S.V. Inc.(a)(b)	276	4,769
Ford Motor Co.	28,780	271,108
General Motors Corp.	8,766	331,355
Oshkosh Truck Corp.	1,109	69,778
PACCAR Inc.	3,840	334,234
Wabash National Corp.	481	7,037

		1,018,281
AUTO PARTS & EQUIPMENT—0.27%
ArvinMeritor Inc.	1,109	24,620
BorgWarner Inc.	867	74,597
Goodyear Tire & Rubber Co. (The)(a)	3,104	107,895
Johnson Controls Inc.	3,040	351,941
Keystone Automotive Industries Inc.(a)	246	10,177
Lear Corp.(a)	1,099	39,135
Modine Manufacturing Co.	553	12,498
Standard Motor Products Inc.	172	2,585
Superior Industries International Inc.(b)	390	8,486

		631,934
BANKS—5.79%
Alabama National BanCorporation	263	16,264
Associated Banc-Corp	1,996	65,269
Bank Mutual Corp.	941	10,850
Bank of America Corp.	68,629	3,355,272
Bank of Hawaii Corp.	766	39,556
Bank of New York Co. Inc. (The)	11,660	483,190
BB&T Corp.	8,393	341,427
Boston Private Financial Holdings Inc.	521	13,999
Cascade Bancorp	429	9,927
Cathay General Bancorp	781	26,195
Central Pacific Financial Corp.	464	15,317
Chittenden Corp.	736	25,723

City National Corp.	626	47,632
Colonial BancGroup Inc. (The)	2,311	57,706
Comerica Inc.	2,462	146,415
Commerce Bancorp Inc.	2,845	105,237
Community Bank System Inc.	482	9,650
Compass Bancshares Inc.	2,047	141,202
Corus Bankshares Inc.(b)	501	8,647
Cullen/Frost Bankers Inc.	898	48,016
East West Bancorp Inc.	905	35,186
Fifth Third Bancorp	8,506	338,284
First BanCorp (Puerto Rico)	1,324	14,551
First Commonwealth Financial Corp.	1,055	11,521
First Financial Bancorp	490	7,345
First Horizon National Corp.	1,888	73,632
First Indiana Corp.	178	3,937
First Midwest Bancorp Inc.	738	26,206
First Republic Bank	529	28,386
FirstMerit Corp.	1,194	24,990
Fremont General Corp.(b)	1,016	10,932
Frontier Financial Corp.	606	13,653
Glacier Bancorp Inc.	783	15,934
Greater Bay Bancorp	779	21,687
Hanmi Financial Corp.	623	10,628
Huntington Bancshares Inc.	3,683	83,751
Independent Bank Corp. (Michigan)	303	5,215
Investors Financial Services Corp.	1,011	62,348
Irwin Financial Corp.	291	4,356
KeyCorp	6,118	210,031
M&T Bank Corp.	1,190	127,211
Marshall & Ilsley Corp.	3,984	189,758
Mellon Financial Corp.	6,443	283,492
Nara Bancorp Inc.	358	5,703
National City Corp.	8,977	299,114
Northern Trust Corp.	2,864	183,983
PNC Financial Services Group Inc. (The)	5,287	378,443
PrivateBancorp Inc.	280	8,064
Prosperity Bancshares Inc.	501	16,413
Provident Bankshares Corp.	495	16,226
Regions Financial Corp.	10,971	363,140
Signature Bank(a)	455	15,515
South Financial Group Inc. (The)	1,165	26,376
State Street Corp.	5,164	353,218
Sterling Bancorp	282	4,520
Sterling Bancshares Inc.	1,050	11,876
Sterling Financial Corp. (Washington)	748	21,647
SunTrust Banks Inc.	5,498	471,399
Susquehanna Bancshares Inc.	779	17,426
SVB Financial Group(a)	552	29,317
Synovus Financial Corp.	4,937	151,566
TCF Financial Corp.	1,684	46,815
TrustCo Bank Corp. NY(b)	1,180	11,658
U.S. Bancorp	26,949	887,970
UCBH Holdings Inc.	1,471	26,875
Umpqua Holdings Corp.	1,072	25,203
United Bancshares Inc.	570	18,126
United Community Banks Inc.	554	14,343
Wachovia Corp.	29,581	1,516,026
Webster Financial Corp.	838	35,757
Wells Fargo & Co.	51,684	1,817,726
Westamerica Bancorporation	456	20,173
Whitney Holding Corp.	1,002	30,160
Wilmington Trust Corp.	1,021	42,382
Wilshire Bancorp Inc.	211	2,570

Wintrust Financial Corp.	383	16,795
Zions Bancorporation	1,657	127,440

		13,584,493
BEVERAGES—1.86%
Anheuser-Busch Companies Inc.	11,755	613,141
Brown-Forman Corp. Class B	1,232	90,035
Coca-Cola Co. (The)	31,081	1,625,847
Coca-Cola Enterprises Inc.	4,337	104,088
Constellation Brands Inc. Class A(a)	3,179	77,186
Hansen Natural Corp.(a)	990	42,550
Molson Coors Brewing Co. Class B	732	67,681
Peet’s Coffee & Tea Inc.(a)	248	6,108
Pepsi Bottling Group Inc.	2,064	69,516
PepsiAmericas Inc.	875	21,490
PepsiCo Inc.	25,207	1,634,674

		4,352,316
BIOTECHNOLOGY—0.97%
Affymetrix Inc.(a)	1,046	26,035
Amgen Inc.(a)	17,989	994,612
ArQule Inc.(a)	518	3,652
Biogen Idec Inc.(a)	4,427	236,844
Cambrex Corp.	409	5,427
Celgene Corp.(a)	5,843	334,979
Charles River Laboratories International Inc.(a)	1,077	55,595
CryoLife Inc.(a)	354	4,606
Digene Corp.(a)	358	21,498
Enzo Biochem Inc.(a)	414	6,189
Genzyme Corp.(a)	4,081	262,816
Integra LifeSciences Holdings Corp.(a)	287	14,184
Invitrogen Corp.(a)	771	56,861
Martek Biosciences Corp.(a)	501	13,011
Millennium Pharmaceuticals Inc.(a)	4,698	49,658
Millipore Corp.(a)	805	60,447
PDL BioPharma Inc.(a)	1,748	40,728
Regeneron Pharmaceuticals Inc.(a)	952	17,060
Savient Pharmaceuticals Inc.(a)	887	11,017
Vertex Pharmaceuticals Inc.(a)	1,899	54,235

		2,269,454
BUILDING MATERIALS—0.26%
American Standard Companies Inc.	2,699	159,187
Apogee Enterprises Inc.	480	13,354
Drew Industries Inc.(a)	238	7,887
Florida Rock Industries Inc.	749	50,557
Lennox International Inc.	908	31,081
Martin Marietta Materials Inc.	659	106,771
Masco Corp.	6,016	171,276
NCI Building Systems Inc.(a)	323	15,934
Simpson Manufacturing Co. Inc.(b)	557	18,793
Texas Industries Inc.	423	33,167
Universal Forest Products Inc.	280	11,833

		619,840
CHEMICALS—1.55%
Air Products and Chemicals Inc.	3,385	272,052
Airgas Inc.	1,162	55,660
Albemarle Corp.	1,182	45,542
Arch Chemicals Inc.	392	13,775
Ashland Inc.	903	57,747
Cabot Corp.	972	46,345
Chemtura Corp.	3,640	40,440

Cytec Industries Inc.	627	39,984
Dow Chemical Co. (The)	14,792	654,102
Du Pont (E.I.) de Nemours and Co.	14,249	724,419
Eastman Chemical Co.	1,326	85,302
Ecolab Inc.	2,732	116,656
Ferro Corp.	663	16,529
FMC Corp.	591	52,829
Fuller (H.B.) Co.	922	27,559
Georgia Gulf Corp.(b)	550	9,960
Hercules Inc.(a)	1,791	35,193
International Flavors & Fragrances Inc.	1,179	61,473
Lubrizol Corp.	1,041	67,197
Lyondell Chemical Co.	3,363	124,835
Minerals Technologies Inc.	310	20,754
Olin Corp.	1,090	22,890
OM Group Inc.(a)	461	24,396
OMNOVA Solutions Inc.(a)	589	3,563
Penford Corp.	174	4,748
PolyOne Corp.(a)	1,459	10,490
PPG Industries Inc.	2,518	191,645
Praxair Inc.	4,930	354,911
Quaker Chemical Corp.	174	4,106
Rohm & Haas Co.	2,193	119,913
RPM International Inc.	1,796	41,506
Schulman (A.) Inc.	481	11,703
Sensient Technologies Corp.	738	18,738
Sherwin-Williams Co. (The)	1,706	113,398
Sigma-Aldrich Corp.	2,009	85,724
Tronox Inc. Class B	566	7,952
Valspar Corp. (The)	1,531	43,496

		3,627,532
COAL—0.19%
Arch Coal Inc.	2,175	75,690
CONSOL Energy Inc.	2,757	127,125
Massey Energy Co.	1,260	33,579
Peabody Energy Corp.	4,116	199,132

		435,526
COMMERCIAL SERVICES—1.20%
Aaron Rents Inc.	727	21,228
ABM Industries Inc.	626	16,157
Administaff Inc.	353	11,822
Alliance Data Systems Corp.(a)	1,028	79,444
AMN Healthcare Services Inc.(a)	487	10,714
Apollo Group Inc. Class A(a)	2,124	124,105
Arbitron Inc.	464	23,910
Avis Budget Group Inc.(a)	1,510	42,929
Bankrate Inc.(a)(b)	146	6,996
Block (H & R) Inc.	4,968	116,102
Bowne & Co. Inc.	494	9,638
Bright Horizons Family Solutions Inc.(a)	393	15,292
Career Education Corp.(a)	1,478	49,912
CDI Corp.	210	6,762
Chemed Corp.	392	25,986
ChoicePoint Inc.(a)	1,269	53,869
Coinstar Inc.(a)	392	12,340
Consolidated Graphics Inc.(a)	178	12,332
Convergys Corp.(a)	2,129	51,607
Corinthian Colleges Inc.(a)	1,354	22,057
Corporate Executive Board Co. (The)	599	38,881
CPI Corp.	114	7,923
Cross Country Healthcare Inc.(a)	346	5,771

Deluxe Corp.	761	30,904
DeVry Inc.	940	31,979
Donnelley (R.R.) & Sons Co.	3,419	148,761
Equifax Inc.	2,264	100,567
Gartner Inc.(a)	944	23,213
Gevity HR Inc.	430	8,312
Healthcare Services Group Inc.	414	12,213
Heidrick & Struggles International Inc.(a)	305	15,628
Hooper Holmes Inc.(a)	983	3,293
ITT Educational Services Inc.(a)	521	61,155
Kelly Services Inc. Class A	290	7,963
Kendle International Inc.(a)	182	6,692
Korn/Ferry International(a)	845	22,190
Labor Ready Inc.(a)	837	19,343
Laureate Education Inc.(a)	782	48,218
Live Nation Inc.(a)	986	22,067
Manpower Inc.	1,321	121,849
MAXIMUS Inc.	288	12,493
McKesson Corp.	4,550	271,362
Midas Inc.(a)	175	3,967
Monster Worldwide Inc.(a)	1,952	80,227
Moody’s Corp.	3,610	224,542
MPS Group Inc.(a)	1,537	20,550
Navigant Consulting Inc.(a)	797	14,792
On Assignment Inc.(a)	480	5,146
PAREXEL International Corp.(a)	396	16,656
Pharmaceutical Product Development Inc.	1,543	59,051
PharmaNet Development Group Inc.(a)	247	7,874
Pre-Paid Legal Services Inc.(a)(b)	171	10,997
Quanta Services Inc.(a)	1,847	56,647
Rent-A-Center Inc.(a)	1,088	28,538
Rewards Network Inc.(a)	430	1,750
Robert Half International Inc.	2,598	94,827
Rollins Inc.	486	11,066
Sotheby’s Holdings Inc. Class A	829	38,151
Spherion Corp.(a)	945	8,874
StarTek Inc.	219	2,363
Strayer Education Inc.	216	28,449
United Rentals Inc.(a)	1,037	33,744
Universal Technical Institute Inc.(a)	357	9,064
Valassis Communications Inc.(a)	726	12,480
Vertrue Inc.(a)	174	8,488
Viad Corp.	354	14,928
Volt Information Sciences Inc.(a)	211	3,891
Watson Wyatt Worldwide Inc.	638	32,206
Western Union Co.	11,954	249,002

		2,812,249
COMPUTERS—4.07%
Affiliated Computer Services Inc. Class A(a)	1,583	89,788
Agilysys Inc.	501	11,272
Ansoft Corp.(a)	265	7,815
Apple Inc.(a)	13,373	1,632,041
BISYS Group Inc. (The)(a)	1,820	21,531
CACI International Inc. Class A(a)	479	23,399
Cadence Design Systems Inc.(a)	4,244	93,198
Catapult Communications Corp.(a)	218	2,163
Ceridian Corp.(a)	2,174	76,090
CIBER Inc.(a)	980	8,016
Cognizant Technology Solutions Corp.(a)	2,222	166,850
Computer Sciences Corp.(a)	2,651	156,807
Dell Inc.(a)	35,090	1,001,819
Diebold Inc.	1,026	53,557

DST Systems Inc.(a)	880	69,705
Electronic Data Systems Corp.	7,873	218,318
EMC Corp.(a)	32,597	590,006
FactSet Research Systems Inc.	559	38,208
Henry (Jack) & Associates Inc.	1,159	29,844
Hewlett-Packard Co.	40,511	1,807,601
Hutchinson Technology Inc.(a)	414	7,787
Imation Corp.	550	20,273
International Business Machines Corp.	21,127	2,223,617
Komag Inc.(a)(b)	465	14,829
Lexmark International Inc. Class A(a)	1,519	74,902
Manhattan Associates Inc.(a)	412	11,499
Mentor Graphics Corp.(a)	1,254	16,515
Mercury Computer Systems Inc.(a)	323	3,941
MICROS Systems Inc.(a)	606	32,966
MTS Systems Corp.	291	12,999
NCR Corp.(a)	2,729	143,382
Network Appliance Inc.(a)	5,692	166,206
Palm Inc.(a)	1,541	24,671
Radiant Systems Inc.(a)	359	4,753
RadiSys Corp.(a)	286	3,546
SanDisk Corp.(a)	3,549	173,688
SI International Inc.(a)	183	6,043
SRA International Inc. Class A(a)	609	15,383
Stratasys Inc.(a)	159	7,470
Sun Microsystems Inc.(a)	54,918	288,869
Sykes Enterprises Inc.(a)	432	8,204
Synaptics Inc.(a)	396	14,173
Synopsys Inc.(a)	2,128	56,243
Unisys Corp.(a)	5,200	47,528
Western Digital Corp.(a)	3,346	64,745

		9,542,260
COSMETICS & PERSONAL CARE—1.65%
Alberto-Culver Co.	1,200	28,464
Avon Products Inc.	6,798	249,826
Chattem Inc.(a)	282	17,873
Colgate-Palmolive Co.	7,864	509,980
Estee Lauder Companies Inc. (The) Class A	1,836	83,556
Procter & Gamble Co.	48,703	2,980,137

		3,869,836
DISTRIBUTION & WHOLESALE—0.27%
Bell Microproducts Inc.(a)	480	3,130
Brightpoint Inc.(a)	771	10,632
Building Materials Holding Corp.	424	6,017
CDW Corp.(a)	941	79,957
Fastenal Co.	1,888	79,032
Genuine Parts Co.	2,592	128,563
Grainger (W.W.) Inc.	1,150	107,007
Ingram Micro Inc. Class A(a)	2,229	48,392
LKQ Corp.(a)	698	17,213
Owens & Minor Inc.	627	21,907
Pool Corp.(b)	810	31,614
ScanSource Inc.(a)	380	12,156
Tech Data Corp.(a)	832	31,999
United Stationers Inc.(a)	479	31,921
Watsco Inc.	354	19,258

		628,798
DIVERSIFIED FINANCIAL SERVICES—7.57%
American Express Co.	18,424	1,127,180
AmeriCredit Corp.(a)(b)	1,848	49,064

Ameriprise Financial Inc.	3,704	235,463
Bear Stearns Companies Inc. (The)	1,823	255,220
Capital One Financial Corp.	6,402	502,173
Chicago Mercantile Exchange Holdings Inc.	546	291,761
CIT Group Inc.	3,021	165,641
Citigroup Inc.	76,487	3,923,018
Countrywide Financial Corp.	9,155	332,784
E*TRADE Financial Corp.(a)	6,508	143,762
Eaton Vance Corp.	1,928	85,179
Edwards (A.G.) Inc.	1,152	97,402
Federal Home Loan Mortgage Corp.	10,267	623,207
Federal National Mortgage Association	15,033	982,106
Federated Investors Inc. Class B	1,361	52,167
Financial Federal Corp.	421	12,554
Franklin Resources Inc.	2,555	338,461
Goldman Sachs Group Inc. (The)	6,330	1,372,027
IndyMac Bancorp Inc.(b)	1,059	30,891
Investment Technology Group Inc.(a)	662	28,684
Janus Capital Group Inc.	2,944	81,961
Jefferies Group Inc.	1,544	41,657
JPMorgan Chase & Co.	52,867	2,561,406
LaBranche & Co. Inc.(a)	941	6,945
Legg Mason Inc.	2,021	198,826
Lehman Brothers Holdings Inc.	8,219	612,480
Merrill Lynch & Co. Inc.	13,488	1,127,327
Morgan Stanley	16,318	1,368,754
Nuveen Investments Inc. Class A	1,182	73,461
Piper Jaffray Companies(a)	319	17,778
Portfolio Recovery Associates Inc.(b)	246	14,765
Raymond James Financial Inc.	1,354	41,839
Rowe (T.) Price Group Inc.	4,124	213,994
Schwab (Charles) Corp. (The)	15,704	322,246
SLM Corp.	6,343	365,230
SWS Group Inc.	386	8,345
TradeStation Group Inc.(a)	348	4,054
Waddell & Reed Financial Inc. Class A	1,258	32,721
World Acceptance Corp.(a)	286	12,221

		17,754,754
ELECTRIC—3.28%
AES Corp. (The)(a)	10,359	226,655
Allegheny Energy Inc.(a)	2,512	129,971
ALLETE Inc.	466	21,925
Alliant Energy Corp.	1,780	69,153
Ameren Corp.	3,145	154,136
American Electric Power Co. Inc.	6,150	276,996
Aquila Inc.(a)	5,820	23,804
Avista Corp.	770	16,593
Black Hills Corp.	517	20,551
CenterPoint Energy Inc.	4,784	83,242
Central Vermont Public Service Corp.	181	6,820
CH Energy Group Inc.	208	9,354
Cleco Corp.	832	20,384
CMS Energy Corp.	3,333	57,328
Consolidated Edison Inc.	4,144	186,977
Constellation Energy Group Inc.	2,803	244,338
Dominion Resources Inc.	5,397	465,815
DPL Inc.	1,798	50,955
DTE Energy Co.	2,716	130,966
Duke Energy Corp.	19,453	355,990
Dynegy Inc. Class A(a)	6,239	58,896
Edison International	4,972	279,029
El Paso Electric Co.(a)	761	18,690

Energy East Corp.	2,483	64,781
Entergy Corp.	3,059	328,384
Exelon Corp.	10,401	755,113
FirstEnergy Corp.	4,752	307,597
FPL Group Inc.	6,273	355,930
Great Plains Energy Inc.	1,238	36,051
Hawaiian Electric Industries Inc.	1,234	29,233
IDACORP Inc.	664	21,275
Integrys Energy Group Inc.	1,146	58,137
MDU Resources Group Inc.	2,731	76,577
Northeast Utilities	2,343	66,447
NSTAR	1,617	52,472
OGE Energy Corp.	1,388	50,870
Pepco Holdings Inc.	2,881	81,244
PG&E Corp.	5,436	246,251
Pinnacle West Capital Corp.	1,506	60,014
PNM Resources Inc.	1,122	31,180
PPL Corp.	5,976	279,617
Progress Energy Inc.	3,896	177,619
Public Service Enterprise Group Inc.	3,913	343,483
Puget Energy Inc.	1,742	42,122
SCANA Corp.	1,770	67,773
Sierra Pacific Resources Corp.(a)	3,364	59,072
Southern Co. (The)	11,579	397,044
TECO Energy Inc.	3,159	54,272
TXU Corp.	7,096	477,561
UIL Holdings Corp.	356	11,784
UniSource Energy Corp.	551	18,122
Westar Energy Inc.	1,305	31,685
Wisconsin Energy Corp.	1,778	78,641
Xcel Energy Inc.	6,181	126,525

		7,695,444
ELECTRICAL COMPONENTS & EQUIPMENT—0.39%
Advanced Energy Industries Inc.(a)	482	10,922
AMETEK Inc.	1,584	62,853
Belden Inc.	669	37,029
C&D Technologies Inc.(a)	392	2,195
Emerson Electric Co.	12,273	574,376
Energizer Holdings Inc.(a)	900	89,640
Greatbatch Inc.(a)	323	10,465
Hubbell Inc. Class B	905	49,069
Littelfuse Inc.(a)	355	11,988
Magnetek Inc.(a)	518	2,668
Molex Inc.	2,135	64,071
Vicor Corp.	322	4,260

		919,536
ELECTRONICS—0.80%
Agilent Technologies Inc.(a)	6,167	237,059
Amphenol Corp. Class A	2,716	96,825
Analogic Corp.	212	15,584
Applera Corp. - Applied Biosystems Group	2,788	85,146
Arrow Electronics Inc.(a)	1,849	71,057
Avnet Inc.(a)	2,053	81,381
Bel Fuse Inc. Class B	174	5,921
Benchmark Electronics Inc.(a)	1,040	23,525
Brady Corp. Class A	808	30,009
Checkpoint Systems Inc.(a)	622	15,705
Coherent Inc.(a)	482	14,706
CTS Corp.	554	7,014
Cubic Corp.	274	8,269
Cymer Inc.(a)	584	23,477

Daktronics Inc.	464	9,967
Dionex Corp.(a)	309	21,936
Electro Scientific Industries Inc.(a)	445	9,256
FEI Co.(a)	381	12,367
FLIR Systems Inc.(a)	1,014	46,897
Gentex Corp.	2,299	45,267
Itron Inc.(a)	479	37,333
Jabil Circuit Inc.	2,895	63,893
Keithley Instruments Inc.	256	3,213
KEMET Corp.(a)	1,361	9,595
Lo-Jack Corp.(a)	284	6,330
Methode Electronics Inc.	553	8,654
National Instruments Corp.	867	28,238
Park Electrochemical Corp.	306	8,623
PerkinElmer Inc.	1,918	49,983
Photon Dynamics Inc.(a)	254	2,769
Planar Systems Inc.(a)	256	1,917
Plexus Corp.(a)	665	15,288
Rogers Corp.(a)	269	9,953
Solectron Corp.(a)	13,644	50,210
Sonic Solutions Inc.(a)	358	4,514
Technitrol Inc.	629	18,033
Tektronix Inc.	1,261	42,546
Thermo Fisher Scientific Inc.(a)	6,502	336,283
Thomas & Betts Corp.(a)	803	46,574
Trimble Navigation Ltd.(a)	1,778	57,252
TTM Technologies Inc.(a)	439	5,707
Varian Inc.(a)	478	26,209
Vishay Intertechnology Inc.(a)	2,773	43,869
Waters Corp.(a)	1,569	93,136
Watts Water Technologies Inc. Class A	411	15,400
Woodward Governor Co.	456	24,474
X-Rite Inc.	417	6,159

		1,877,523
ENERGY - ALTERNATE SOURCES—0.00%
Headwaters Inc.(a)	604	10,431

		10,431
ENGINEERING & CONSTRUCTION—0.22%
Dycom Industries Inc.(a)	654	19,607
EMCOR Group Inc.(a)	490	35,721
Fluor Corp.	1,333	148,456
Granite Construction Inc.	495	31,769
Insituform Technologies Inc. Class A(a)	426	9,291
Jacobs Engineering Group Inc.(a)	1,781	102,425
KBR Inc.(a)	2,694	70,664
Shaw Group Inc. (The)(a)	1,217	56,335
URS Corp.(a)	772	37,481

		511,749
ENTERTAINMENT—0.14%
International Game Technology Inc.	5,167	205,130
International Speedway Corp. Class A	528	27,831
Macrovision Corp.(a)	800	24,048
Pinnacle Entertainment Inc.(a)	863	24,293
Scientific Games Corp. Class A(a)	1,015	35,474
Shuffle Master Inc.(a)(b)	524	8,698

		325,474
ENVIRONMENTAL CONTROL—0.25%
Allied Waste Industries Inc.(a)	3,801	51,161
Mine Safety Appliances Co.	448	19,604

Republic Services Inc.	2,671	81,839
Stericycle Inc.(a)	1,352	60,110
Tetra Tech Inc.(a)	882	19,007
Waste Connections Inc.(a)	1,003	30,331
Waste Management Inc.	8,066	314,977

		577,029
FOOD—1.80%
Campbell Soup Co.	3,370	130,790
ConAgra Foods Inc.	7,852	210,905
Corn Products International Inc.	1,120	50,904
Dean Foods Co.	2,062	65,716
Flowers Foods Inc.	835	27,856
General Mills Inc.	5,346	312,313
Great Atlantic & Pacific Tea Co.(a)	276	9,257
Hain Celestial Group Inc.(a)	584	15,850
Heinz (H.J.) Co.	5,062	240,293
Hershey Co. (The)	2,692	136,269
Hormel Foods Corp.	1,109	41,421
J&J Snack Foods Corp.	206	7,774
Kellogg Co.	3,830	198,356
Kraft Foods Inc.	24,864	876,456
Kroger Co.	10,952	308,080
Lance Inc.	464	10,932
McCormick & Co. Inc. NVS	1,990	75,978
Nash Finch Co.	185	9,157
Performance Food Group Co.(a)	556	18,064
Ralcorp Holdings Inc.(a)	395	21,113
Ruddick Corp.	532	16,024
Safeway Inc.	6,792	231,132
Sanderson Farms Inc.	238	10,715
Sara Lee Corp.	11,479	199,735
Smithfield Foods Inc.(a)	1,812	55,791
Smucker (J.M.) Co. (The)	874	55,639
Spartan Stores Inc.	330	10,860
SUPERVALU Inc.	3,194	147,946
Sysco Corp.	9,574	315,846
Tootsie Roll Industries Inc.	431	11,943
TreeHouse Foods Inc.(a)	482	12,826
Tyson Foods Inc. Class A	3,818	87,967
United Natural Foods Inc.(a)	629	16,719
Whole Foods Market Inc.	2,164	82,881
Wrigley (William Jr.) Co.	3,386	187,280

		4,210,788
FOREST PRODUCTS & PAPER—0.44%
Bowater Inc.	808	20,160
Buckeye Technologies Inc.(a)	586	9,065
Caraustar Industries Inc.(a)	444	2,331
Deltic Timber Corp.	184	10,087
International Paper Co.	6,802	265,618
Louisiana-Pacific Corp.	1,602	30,310
MeadWestvaco Corp.	2,760	97,483
Neenah Paper Inc.	246	10,150
Plum Creek Timber Co. Inc.	2,764	115,148
Pope & Talbot Inc.(a)	256	1,016
Potlatch Corp.	602	25,916
Rayonier Inc.	1,147	51,776
Rock-Tenn Co. Class A	554	17,573
Schweitzer-Mauduit International Inc.	221	6,851

Temple-Inland Inc.	1,656	101,894
Wausau Paper Corp.	810	10,854
Weyerhaeuser Co.	3,351	264,494

		1,040,726

GAS—0.38%
AGL Resources Inc.	1,162	47,038
Atmos Energy Corp.	1,304	39,198
Cascade Natural Gas Corp.	150	3,961
Energen Corp.	1,086	59,665
KeySpan Corp.	2,653	111,373
Laclede Group Inc. (The)	354	11,286
New Jersey Resources Corp.	445	22,704
Nicor Inc.	664	28,499
NiSource Inc.	4,136	85,657
Northwest Natural Gas Co.	430	19,862
Piedmont Natural Gas Co.	1,133	27,928
Sempra Energy	4,080	241,658
South Jersey Industries Inc.	452	15,992
Southern Union Co.	1,610	52,470
Southwest Gas Corp.	617	20,861
UGI Corp.	1,587	43,293
Vectren Corp.	1,188	31,993
WGL Holdings Inc.	773	25,231

		888,669
HAND & MACHINE TOOLS—0.16%
Baldor Electric Co.	689	33,954
Black & Decker Corp.	1,062	93,785
Kennametal Inc.	594	48,726
Lincoln Electric Holdings Inc.	637	47,291
Regal-Beloit Corp.	466	21,688
Snap-On Inc.	903	45,611
Stanley Works (The)	1,235	74,964

		366,019
HEALTH CARE - PRODUCTS—3.12%
Advanced Medical Optics Inc.(a)	972	33,903
American Medical Systems Holdings Inc.(a)	1,088	19,628
ArthroCare Corp.(a)	392	17,213
Bard (C.R.) Inc.	1,565	129,316
Bausch & Lomb Inc.	804	55,830
Baxter International Inc.	10,075	567,625
Beckman Coulter Inc.	956	61,834
Becton, Dickinson and Co.	3,767	280,641
BioLase Technology Inc.(a)(b)	430	2,610
Biomet Inc.	3,738	170,901
Boston Scientific Corp.(a)	18,223	279,541
CONMED Corp.(a)	479	14,025
Cooper Companies Inc.	670	35,724
Cyberonics Inc.(a)	360	6,055
Cytyc Corp.(a)	1,714	73,891
Datascope Corp.	178	6,814
DENTSPLY International Inc.	2,358	90,217
DJO Inc.(a)	323	13,330
Edwards Lifesciences Corp.(a)	901	44,455
Gen-Probe Inc.(a)	774	46,765
Haemonetics Corp.(a)	396	20,834
Henry Schein Inc.(a)	1,333	71,222
Hillenbrand Industries Inc.	934	60,710
Hologic Inc.(a)	782	43,252
ICU Medical Inc.(a)	210	9,017
IDEXX Laboratories Inc.(a)	484	45,801
Immucor Inc.(a)	1,002	28,026
Intuitive Surgical Inc.(a)	561	77,850
Invacare Corp.	501	9,183

Johnson & Johnson	44,807	2,761,007
Kensey Nash Corp.(a)	175	4,692
LCA-Vision Inc.(b)	318	15,029
Medtronic Inc.	17,841	925,234
Mentor Corp.	639	25,995
Meridian Bioscience Inc.	484	10,483
Merit Medical Systems Inc.(a)	396	4,736
Osteotech Inc.(a)	306	2,203
Palomar Medical Technologies Inc.(a)	256	8,886
Patterson Companies Inc.(a)	2,104	78,416
PolyMedica Corp.	361	14,747
Possis Medical Inc.(a)	306	3,329
PSS World Medical Inc.(a)	990	18,038
ResMed Inc.(a)	1,154	47,614
Respironics Inc.(a)	1,123	47,829
St. Jude Medical Inc.(a)	5,294	219,648
Steris Corp.	979	29,957
Stryker Corp.	4,620	291,476
SurModics Inc.(a)(b)	240	12,000
Symmetry Medical Inc.(a)	539	8,629
TECHNE Corp.(a)	598	34,212
Varian Medical Systems Inc.(a)	1,986	84,425
Ventana Medical Systems Inc.(a)	494	38,171
Vital Sign Inc.	100	5,555
Zimmer Holdings Inc.(a)	3,665	311,122

		7,319,646
HEALTH CARE - SERVICES—1.59%
Aetna Inc.	8,003	395,348
Amedisys Inc.(a)	360	13,079
AMERIGROUP Corp.(a)	802	19,088
AmSurg Corp.(a)	464	11,201
Apria Healthcare Group Inc.(a)	691	19,880
Centene Corp.(a)	660	14,137
Community Health Systems Inc.(a)	1,480	59,866
Covance Inc.(a)	969	66,435
Coventry Health Care Inc.(a)	2,427	139,917
Genesis HealthCare Corp.(a)	309	21,142
Gentiva Health Services Inc.(a)	359	7,202
Health Management Associates Inc. Class A	3,606	40,964
Health Net Inc.(a)	1,772	93,562
Healthways Inc.(a)	520	24,632
Humana Inc.(a)	2,616	159,341
Kindred Healthcare Inc.(a)	485	14,899
Laboratory Corp. of America Holdings(a)	1,849	144,703
LifePoint Hospitals Inc.(a)(b)	851	32,917
Lincare Holdings Inc.(a)	1,308	52,124
Manor Care Inc.	1,159	75,671
Matria Healthcare Inc.(a)	324	9,811
Odyssey Healthcare Inc.(a)	584	6,926
Option Care Inc.	406	6,252
Pediatrix Medical Group Inc.(a)	738	40,701
Psychiatric Solutions Inc.(a)	805	29,189
Quest Diagnostics Inc.	2,488	128,505
RehabCare Group Inc.(a)	249	3,546
Res-Care Inc.(a)	307	6,490
Sierra Health Services Inc.(a)	840	34,927
Sunrise Senior Living Inc.(a)	669	26,753
Tenet Healthcare Corp.(a)	7,172	46,690
Triad Hospitals Inc.(a)	1,323	71,124
UnitedHealth Group Inc.	20,760	1,061,666
Universal Health Services Inc. Class B	850	52,275
WellCare Health Plans Inc.(a)	511	46,251

WellPoint Inc.(a)	9,472	756,150

		3,733,364
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	2,458	86,644

		86,644
HOME BUILDERS—0.27%
Beazer Homes USA Inc.	603	14,876
Centex Corp.	1,845	73,984
Champion Enterprises Inc.(a)	1,199	11,786
Coachmen Industries Inc.	256	2,473
Fleetwood Enterprises Inc.(a)	942	8,525
Horton (D.R.) Inc.	4,202	83,746
Hovnanian Enterprises Inc. Class A(a)(b)	564	9,323
KB Home	1,180	46,457
Lennar Corp. Class A	2,111	77,178
M.D.C. Holdings Inc.	514	24,857
M/I Homes Inc.	186	4,948
Meritage Homes Corp.(a)	355	9,496
Monaco Coach Corp.	463	6,644
NVR Inc.(a)	74	50,301
Pulte Homes Inc.	3,212	72,109
Ryland Group Inc.	672	25,113
Skyline Corp.	114	3,421
Standard-Pacific Corp.	1,008	17,670
Thor Industries Inc.	524	23,653
Toll Brothers Inc.(a)	1,997	49,885
Winnebago Industries Inc.(b)	492	14,524

		630,969
HOME FURNISHINGS—0.13%
Audiovox Corp. Class A(a)	286	3,709
Bassett Furniture Industries Inc.	174	2,375
Ethan Allen Interiors Inc.	493	16,885
Furniture Brands International Inc.(b)	794	11,275
Harman International Industries Inc.	1,004	117,267
La-Z-Boy Inc.(b)	833	9,546
Whirlpool Corp.	1,194	132,773

		293,830
HOUSEHOLD PRODUCTS & WARES—0.47%
American Greetings Corp. Class A	888	25,157
Avery Dennison Corp.	1,467	97,526
Blyth Inc.	412	10,951
Central Garden and Pet Co. Class A(a)	1,088	12,762
Church & Dwight Co. Inc.	976	47,297
Clorox Co. (The)	2,310	143,451
Fortune Brands Inc.	2,373	195,464
Fossil Inc.(a)	705	20,790
Kimberly-Clark Corp.	7,069	472,845
Playtex Products Inc.(a)	970	14,366
Russ Berrie and Co. Inc.(a)	173	3,223
Scotts Miracle-Gro Co. (The) Class A	690	29,629
Spectrum Brands Inc.(a)	567	3,839
Standard Register Co. (The)	220	2,508
Tupperware Brands Corp.	898	25,809
WD-40 Co.	254	8,349

		1,113,966
HOUSEWARES—0.07%
Libbey Inc.	210	4,530
National Presto Industries Inc.	69	4,301

Newell Rubbermaid Inc.	4,206	123,783
Toro Co. (The)	663	39,044

		171,658
INSURANCE—4.88%
ACE Ltd.	5,062	316,476
AFLAC Inc.	7,562	388,687
Allstate Corp. (The)	9,431	580,101
Ambac Financial Group Inc.	1,611	140,463
American Financial Group Inc.	1,053	35,960
American International Group Inc.	40,126	2,810,024
Aon Corp.	4,602	196,091
Assurant Inc.	1,536	90,501
Berkley (W.R.) Corp.	2,564	83,433
Brown & Brown Inc.	1,713	43,065
Chubb Corp.	6,289	340,486
CIGNA Corp.	4,537	236,922
Cincinnati Financial Corp.	2,639	114,533
Commerce Group Inc.	734	25,484
Delphi Financial Group Inc. Class A	676	28,270
Everest Re Group Ltd.	986	107,119
Fidelity National Financial Inc.	3,332	78,968
First American Corp.	1,469	72,715
Gallagher (Arthur J.) & Co.	1,463	40,788
Genworth Financial Inc. Class A	6,543	225,079
Hanover Insurance Group Inc. (The)	773	37,715
Hartford Financial Services Group Inc. (The)	4,945	487,132
HCC Insurance Holdings Inc.	1,687	56,363
Hilb, Rogal & Hobbs Co.	549	23,530
Horace Mann Educators Corp.	666	14,146
Infinity Property & Casualty Corp.	341	17,299
LandAmerica Financial Group Inc.	268	25,859
Lincoln National Corp.	4,234	300,402
Loews Corp.	6,962	354,923
Marsh & McLennan Companies Inc.	8,563	264,425
MBIA Inc.	2,051	127,613
Mercury General Corp.	552	30,421
MetLife Inc.	11,501	741,584
MGIC Investment Corp.	1,306	74,259
Ohio Casualty Corp.	984	42,617
Old Republic International Corp.	3,491	74,219
Philadelphia Consolidated Holding Corp.(a)	865	36,157
PMI Group Inc. (The)	1,360	60,751
Presidential Life Corp.	321	6,311
Principal Financial Group Inc.	4,141	241,379
ProAssurance Corp.(a)	546	30,396
Progressive Corp. (The)	11,474	274,573
Protective Life Corp.	1,041	49,770
Prudential Financial Inc.	7,233	703,265
Radian Group Inc.	1,251	67,554
RLI Corp.	346	19,359
SAFECO Corp.	1,638	101,982
Safety Insurance Group Inc.	213	8,818
SCPIE Holdings Inc.(a)	174	4,350
Selective Insurance Group Inc.	887	23,843
StanCorp Financial Group Inc.	814	42,719
Stewart Information Services Corp.	306	12,188
Torchmark Corp.	1,528	102,376
Tower Group Inc.	311	9,921
Travelers Companies Inc. (The)	10,346	553,511
Triad Guaranty Inc.(a)	185	7,387
United Fire & Casualty Co.	304	10,756
Unitrin Inc.	663	32,606

Unum Group	5,256	137,234
XL Capital Ltd. Class A	2,868	241,744
Zenith National Insurance Corp.	571	26,888

		11,433,510
INTERNET—1.75%
Amazon.com Inc.(a)	4,762	325,768
Authorize.Net Holdings Inc.(a)	430	7,693
Avocent Corp.(a)	759	22,019
Blue Coat Systems Inc.(a)	205	10,152
Blue Nile Inc.(a)(b)	212	12,805
CheckFree Corp.(a)	1,375	55,275
Digital River Inc.(a)	635	28,734
eBay Inc.(a)	17,532	564,180
F5 Networks Inc.(a)	622	50,133
Google Inc. Class A(a)	3,372	1,764,837
IAC/InterActiveCorp(a)	3,392	117,397
InfoSpace Inc.	429	9,957
j2 Global Communications Inc.(a)	745	26,000
McAfee Inc.(a)	2,419	85,149
MIVA Inc.(a)	466	3,029
Napster Inc.(a)	518	1,761
NetFlix Inc.(a)(b)	919	17,819
PC-Tel Inc.(a)	354	3,097
Secure Computing Corp.(a)	932	7,074
Stamps.com Inc.(a)	292	4,024
Symantec Corp.(a)	14,056	283,931
United Online Inc.	951	15,682
ValueClick Inc.(a)	1,490	43,895
VeriSign Inc.(a)	3,717	117,940
Websense Inc.(a)	738	15,682
Yahoo! Inc.(a)	18,727	508,064

		4,102,097
IRON & STEEL—0.40%
Allegheny Technologies Inc.	1,564	164,032
Carpenter Technology Corp.	413	53,818
Chaparral Steel Co.	708	50,884
Cleveland-Cliffs Inc.	663	51,495
Gibraltar Industries Inc.	454	10,056
Material Sciences Corp.(a)	212	2,499
Nucor Corp.	4,641	272,195
Reliance Steel & Aluminum Co.	968	54,460
Ryerson Inc.	383	14,420
Steel Dynamics Inc.	1,367	57,291
United States Steel Corp.	1,832	199,230

		930,380
LEISURE TIME—0.30%
Arctic Cat Inc.	184	3,643
Brunswick Corp.	1,427	46,563
Callaway Golf Co.	1,053	18,754
Carnival Corp.	6,797	331,490
Harley-Davidson Inc.	3,979	237,188
K2 Inc.(a)	735	11,165
Multimedia Games Inc.(a)	429	5,474
Nautilus Inc.	518	6,237
Polaris Industries Inc.(b)	605	32,767
WMS Industries Inc.(a)	523	15,094

		708,375
LODGING—0.45%
Boyd Gaming Corp.	661	32,515

Harrah’s Entertainment Inc.	2,891	246,487
Hilton Hotels Corp.	6,049	202,460
Marcus Corp.	354	8,411
Marriott International Inc. Class A	5,168	223,464
Monarch Casino & Resort Inc.(a)	162	4,350
Starwood Hotels & Resorts Worldwide Inc.	3,333	223,544
Wyndham Worldwide Corp.(a)	2,883	104,538

		1,045,769
MACHINERY—0.97%
AGCO Corp.(a)	1,397	60,644
Albany International Corp. Class A	461	18,643
Applied Industrial Technologies Inc.	557	16,431
Astec Industries Inc.(a)	272	11,484
Briggs & Stratton Corp.	806	25,437
Cascade Corp.	163	12,786
Caterpillar Inc.	9,943	778,537
Cognex Corp.	712	16,027
Cummins Inc.	1,600	161,936
Deere & Co.	3,499	422,469
Flowserve Corp.	878	62,865
Gardner Denver Inc.(a)	811	34,508
Gerber Scientific Inc.(a)	392	4,555
Graco Inc.	1,020	41,086
IDEX Corp.	1,202	46,325
Intevac Inc.(a)	319	6,782
Joy Global Inc.	1,649	96,186
Lindsay Corp.(b)	180	7,972
Manitowoc Co. Inc. (The)	935	75,155
Nordson Corp.	524	26,284
Robbins & Myers Inc.(b)	247	13,123
Rockwell Automation Inc.	2,478	172,072
Terex Corp.(a)	1,552	126,178
Zebra Technologies Corp. Class A(a)	1,072	41,529

		2,279,014
MANUFACTURING—5.06%
Acuity Brands Inc.	689	41,533
AptarGroup Inc.	1,056	37,551
Barnes Group Inc.	562	17,804
Brink’s Co. (The)	729	45,118
Carlisle Companies Inc.	922	42,882
Ceradyne Inc.(a)	393	29,066
CLARCOR Inc.	806	30,169
Cooper Industries Ltd.	2,786	159,053
Crane Co.	761	34,587
Danaher Corp.	3,696	279,048
Donaldson Co. Inc.	1,060	37,683
Dover Corp.	3,107	158,923
Eastman Kodak Co.	4,349	121,033
Eaton Corp.	2,276	211,668
EnPro Industries Inc.(a)	321	13,736
Federal Signal Corp.	764	12,117
General Electric Co.	159,048	6,088,357
Griffon Corp.(a)	394	8,581
Harsco Corp.	1,272	66,144
Honeywell International Inc.	12,097	680,819
Illinois Tool Works Inc.	6,395	346,545
Ingersoll-Rand Co. Class A	4,725	259,025
ITT Industries Inc.	2,814	192,140
Lancaster Colony Corp.	387	16,211
Leggett & Platt Inc.	2,732	60,241
Lydall Inc.(a)	220	3,214

Matthews International Corp. Class A	503	21,936
Myers Industries Inc.	480	10,613
Pall Corp.	1,894	87,105
Parker Hannifin Corp.	1,827	178,882
Pentair Inc.	1,515	58,434
Roper Industries Inc.	1,330	75,943
Smith (A.O.) Corp.	324	12,924
SPX Corp.	916	80,434
Standex International Corp.	183	5,205
Sturm, Ruger & Co. Inc.(a)	480	7,450
Teleflex Inc.	597	48,823
Textron Inc.	1,929	212,402
3M Co.	11,161	968,663
Tredegar Corp.	419	8,925
Trinity Industries Inc.	1,191	51,856
Tyco International Ltd.	30,628	1,034,920

		11,857,763
MEDIA—2.90%
Belo Corp.	1,325	27,282
CBS Corp. Class B	11,447	381,414
Clear Channel Communications Inc.	7,584	286,827
Comcast Corp. Class A(a)	48,100	1,352,572
DIRECTV Group Inc. (The)(a)	11,790	272,467
Dow Jones & Co. Inc.	969	55,669
Entercom Communications Corp.	503	12,520
4Kids Entertainment Inc.(a)	186	2,790
Gannett Co. Inc.	3,598	197,710
Lee Enterprises Inc.	696	14,519
McGraw-Hill Companies Inc. (The)	5,344	363,820
Media General Inc. Class A	389	12,942
Meredith Corp.	632	38,931
New York Times Co. Class A(b)	2,168	55,067
News Corp. Class A	36,174	767,251
Radio One Inc. Class D(a)	1,190	8,401
Scholastic Corp.(a)	456	16,389
Scripps (E.W.) Co. Class A	1,269	57,981
Time Warner Inc.	58,737	1,235,826
Tribune Co.	1,297	38,132
Viacom Inc. Class B(a)	10,706	445,691
Walt Disney Co. (The)	30,700	1,048,098
Washington Post Co. (The) Class B	92	71,400
Westwood One Inc.	1,079	7,758
Wiley (John) & Sons Inc. Class A	667	32,209

		6,803,666
METAL FABRICATE & HARDWARE—0.21%
Castle (A.M.) & Co.	183	6,572
Commercial Metals Co.	1,814	61,259
Kaydon Corp.	446	23,246
Lawson Products Inc.	78	3,019
Mueller Industries Inc.	587	20,216
Precision Castparts Corp.	2,131	258,618
Quanex Corp.	595	28,977
Timken Co. (The)	1,406	50,771
Valmont Industries Inc.	273	19,863
Worthington Industries Inc.	1,144	24,768

		497,309
MINING—0.66%
Alcoa Inc.	13,425	544,115
AMCOL International Corp.	340	9,285
Brush Engineered Materials Inc.(a)	306	12,849

Century Aluminum Co.(a)	436	23,819
Freeport-McMoRan Copper & Gold Inc.	5,797	480,108
Newmont Mining Corp.	6,984	272,795
RTI International Metals Inc.(a)	346	26,078
Vulcan Materials Co.	1,463	167,572

		1,536,621
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.	3,388	158,626
Xerox Corp.(a)	14,559	269,050

		427,676
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	1,025	32,390
HNI Corp.	771	31,611
Interface Inc. Class A	806	15,201

		79,202
OIL & GAS—8.19%
Anadarko Petroleum Corp.	7,169	372,716
Apache Corp.	5,120	417,741
Atwood Oceanics Inc.(a)	414	28,409
Cabot Oil & Gas Corp.	1,468	54,140
Chesapeake Energy Corp.	6,325	218,845
Chevron Corp.	33,224	2,798,790
Cimarex Energy Co.	1,253	49,381
ConocoPhillips	25,305	1,986,443
Denbury Resources Inc.(a)	1,807	67,763
Devon Energy Corp.	6,864	537,383
Encore Acquisition Co.(a)	807	22,435
ENSCO International Inc.	2,356	143,740
EOG Resources Inc.	3,781	276,240
Exxon Mobil Corp.	87,080	7,304,270
Forest Oil Corp.(a)	1,141	48,219
Frontier Oil Corp.	1,684	73,709
Helmerich & Payne Inc.	1,580	55,964
Hess Corp.	4,220	248,811
Marathon Oil Corp.	10,645	638,274
Murphy Oil Corp.	2,846	169,166
Nabors Industries Ltd.(a)	4,311	143,901
Newfield Exploration Co.(a)	1,973	89,870
Noble Corp.	2,094	204,207
Noble Energy Inc.	2,665	166,269
Occidental Petroleum Corp.	12,937	748,794
Patterson-UTI Energy Inc.	2,509	65,761
Penn Virginia Corp.	580	23,316
Petroleum Development Corp.(a)	255	12,107
Pioneer Natural Resources Co.	1,921	93,572
Plains Exploration & Production Co.(a)	1,186	56,703
Pogo Producing Co.	881	44,746
Pride International Inc.(a)	2,464	92,301
Quicksilver Resources Inc.(a)	878	39,141
Rowan Companies Inc.	1,675	68,642
Southwestern Energy Co.(a)	2,547	113,342
St. Mary Land & Exploration Co.	1,030	37,719
Stone Energy Corp.(a)	428	14,663
Sunoco Inc.	1,910	152,189
Swift Energy Co.(a)	445	19,028
Transocean Inc.(a)	4,480	474,790

Unit Corp.(a)	709	44,603
Valero Energy Corp.	8,494	627,367
XTO Energy Inc.	5,902	354,710

		19,200,180

OIL & GAS SERVICES—1.73%
Baker Hughes Inc.	4,968	417,958
BJ Services Co.	4,536	129,004
Cameron International Corp.(a)	1,742	124,501
CARBO Ceramics Inc.	315	13,800
Dril-Quip Inc.(a)	340	15,283
FMC Technologies Inc.(a)	1,023	81,042
Grant Prideco Inc.(a)	1,959	105,453
Halliburton Co.	14,167	488,762
Hanover Compressor Co.(a)	1,530	36,491
Helix Energy Solutions Group Inc.(a)	1,399	55,834
Hornbeck Offshore Services Inc.(a)	379	14,690
Input/Output Inc.(a)	1,050	16,391
Lufkin Industries Inc.	235	15,169
Matrix Service Co.(a)	362	8,996
National Oilwell Varco Inc.(a)	2,730	284,575
Oceaneering International Inc.(a)	810	42,638
Schlumberger Ltd.	18,220	1,547,607
SEACOR Holdings Inc.(a)	320	29,875
Smith International Inc.	3,046	178,617
Superior Energy Services Inc.(a)	1,233	49,221
Tetra Technologies Inc.(a)	1,073	30,259
Tidewater Inc.	911	64,572
Weatherford International Ltd.(a)	5,221	288,408
W-H Energy Services Inc.(a)	430	26,621

		4,065,767
PACKAGING & CONTAINERS—0.16%
Ball Corp.	1,587	84,381
Bemis Co. Inc.	1,585	52,590
Chesapeake Corp.	305	3,834
Packaging Corp. of America	1,201	30,397
Pactiv Corp.(a)	2,088	66,586
Sealed Air Corp.	2,430	75,379
Sonoco Products Co.	1,502	64,301

		377,468
PHARMACEUTICALS—5.36%
Abbott Laboratories	23,855	1,277,435
Allergan Inc.	4,698	270,793
Alpharma Inc. Class A	667	17,349
AmerisourceBergen Corp.	2,974	147,124
Barr Pharmaceuticals Inc.(a)	1,703	85,542
Bradley Pharmaceuticals Inc.(a)	282	6,122
Bristol-Myers Squibb Co.	30,496	962,454
Cardinal Health Inc.	5,983	422,639
Cephalon Inc.(a)	1,040	83,606
Endo Pharmaceuticals Holdings Inc.(a)	2,057	70,411
Express Scripts Inc.(a)	4,188	209,442
Forest Laboratories Inc.(a)	4,865	222,087
Gilead Sciences Inc.(a)	14,472	561,079
HealthExtras Inc.(a)	453	13,400
Hospira Inc.(a)	2,373	92,642
King Pharmaceuticals Inc.(a)	3,695	75,600
Lilly (Eli) & Co.	15,298	854,852
Mannatech Inc.(b)	243	3,861
Medco Health Solutions Inc.(a)	4,365	340,426
Medicis Pharmaceutical Corp. Class A	845	25,806
Merck & Co. Inc.	33,509	1,668,748
MGI PHARMA INC.(a)	1,164	26,039
Mylan Laboratories Inc.	3,625	65,939
NBTY Inc.(a)	873	37,714

Noven Pharmaceuticals Inc.(a)	392	9,192
Omnicare Inc.	1,851	66,747
Par Pharmaceutical Companies Inc.(a)	551	15,555
Perrigo Co.	1,249	24,455
PetMed Express Inc.(a)	360	4,622
Pfizer Inc.	108,555	2,775,751
Schering-Plough Corp.	23,089	702,829
Sciele Pharma Inc.(a)	421	9,919
Sepracor Inc.(a)	1,670	68,503
Theragenics Corp.(a)	518	2,160
USANA Health Sciences Inc.(a)(b)	164	7,337
Valeant Pharmaceuticals International	1,440	24,034
VCA Antech Inc.(a)	1,257	47,376
ViroPharma Inc.(a)	1,061	14,642
Watson Pharmaceuticals Inc.(a)	1,535	49,934
Wyeth	20,820	1,193,819

		12,557,985
PIPELINES—0.47%
El Paso Corp.	10,716	184,637
Equitable Resources Inc.	1,828	90,596
National Fuel Gas Co.	1,283	55,567
ONEOK Inc.	1,720	86,705
Questar Corp.	2,596	137,199
Spectra Energy Corp.	9,749	253,084
Williams Companies Inc. (The)	9,263	292,896

		1,100,684
REAL ESTATE—0.04%
CB Richard Ellis Group Inc. Class A(a)	2,798	102,127

		102,127
REAL ESTATE INVESTMENT TRUSTS—1.40%
Acadia Realty Trust	484	12,560
AMB Property Corp.	1,474	78,446
Apartment Investment & Management Co. Class A	1,472	74,218
Archstone-Smith Trust	3,425	202,452
AvalonBay Communities Inc.	1,239	147,292
Boston Properties Inc.	1,807	184,549
Colonial Properties Trust	702	25,588
Cousins Properties Inc.	669	19,408
Developers Diversified Realty Corp.	1,919	101,150
EastGroup Properties Inc.	351	15,381
Entertainment Properties Trust	391	21,028
Equity One Inc.	567	14,487
Equity Residential	4,572	208,620
Essex Property Trust Inc.	397	46,171
General Growth Properties Inc.	3,350	177,383
Highwoods Properties Inc.	844	31,650
Hospitality Properties Trust	1,373	56,966
Host Hotels & Resorts Inc.	8,006	185,099
Inland Real Estate Corp.	1,024	17,388
Kilroy Realty Corp.	485	34,357
Kimco Realty Corp.	3,453	131,456
Kite Realty Group Trust	435	8,274
Lexington Realty Trust	1,013	21,070
Liberty Property Trust(b)	1,376	60,448
LTC Properties Inc.	317	7,212
Macerich Co. (The)	1,089	89,755
Mack-Cali Realty Corp.	1,015	44,142
Medical Properties Trust Inc.	699	9,248
Mid-America Apartment Communities Inc.	361	18,945

National Retail Properties Inc.	1,113	24,330
Nationwide Health Properties Inc.	1,370	37,264
Parkway Properties Inc.	219	10,519
ProLogis	3,977	226,291
PS Business Parks Inc.	243	15,399
Public Storage	1,870	143,653
Regency Centers Corp.	1,043	73,532
Senior Housing Properties Trust	1,112	22,629
Simon Property Group Inc.	3,430	319,127
Sovran Self Storage Inc.	290	13,966
Tanger Factory Outlet Centers Inc.	451	16,890
UDR Inc.	2,041	53,678
Vornado Realty Trust	2,027	222,646
Weingarten Realty Investors	1,187	48,786

		3,273,453
RETAIL—5.87%
Abercrombie & Fitch Co. Class A	1,345	98,158
Advance Auto Parts Inc.	1,641	66,510
Aeropostale Inc.(a)(b)	840	35,011
American Eagle Outfitters Inc.	3,034	77,852
AnnTaylor Stores Corp.(a)	1,085	38,431
Applebee’s International Inc.	1,116	26,896
AutoNation Inc.(a)	2,311	51,859
AutoZone Inc.(a)	755	103,148
Barnes & Noble Inc.	794	30,545
Bed Bath & Beyond Inc.(a)	4,304	154,901
Best Buy Co. Inc.	6,269	292,574
Big 5 Sporting Goods Corp.	349	8,900
Big Lots Inc.(a)(b)	1,718	50,544
BJ’s Wholesale Club Inc.(a)	1,027	37,003
Bob Evans Farms Inc.	555	20,452
Borders Group Inc.	974	18,564
Brinker International Inc.	1,897	55,525
Brown Shoe Co. Inc.	639	15,540
California Pizza Kitchen Inc.(a)	433	9,301
CarMax Inc.(a)	3,228	82,314
Casey’s General Store Inc.	799	21,781
Cash America International Inc.	461	18,279
Cato Corp. Class A	486	10,663
CBRL Group Inc.	488	20,730
CEC Entertainment Inc.(a)	528	18,586
Charlotte Russe Holding Inc.(a)	389	10,452
Charming Shoppes Inc.(a)	1,807	19,570
Cheesecake Factory Inc. (The)(a)	1,196	29,326
Chico’s FAS Inc.(a)	2,719	66,180
Children’s Place Retail Stores Inc. (The)(a)	341	17,609
Christopher & Banks Corp.	555	9,518
Circuit City Stores Inc.	2,265	34,156
CKE Restaurants Inc.	1,040	20,873
Coldwater Creek Inc.(a)	909	21,116
Copart Inc.(a)	1,047	32,028
Cost Plus Inc.(a)(b)	353	2,993
Costco Wholesale Corp.	6,936	405,895
CVS Caremark Corp.	23,838	868,895
Darden Restaurants Inc.	2,232	98,186
Dick’s Sporting Goods Inc.(a)	564	32,808
Dillard’s Inc. Class A	953	34,241
Dollar General Corp.	4,751	104,142
Dollar Tree Stores Inc.(a)	1,599	69,636
Dress Barn Inc.(a)	730	14,980
Family Dollar Stores Inc.	2,321	79,657
Finish Line Inc. (The) Class A	639	5,821

First Cash Financial Services Inc.(a)	418	9,798
Foot Locker Inc.	2,370	51,666
Fred’s Inc.	623	8,336
GameStop Corp. Class A(a)	2,386	93,293
Gap Inc. (The)	8,131	155,302
Genesco Inc.(a)	354	18,518
Group 1 Automotive Inc.	347	13,998
Guitar Center Inc.(a)	431	25,778
Haverty Furniture Companies Inc.	392	4,575
Hibbett Sports Inc.(a)	550	15,059
Home Depot Inc.	30,574	1,203,087
Hot Topic Inc.(a)	734	7,979
IHOP Corp.	284	15,458
Insight Enterprises Inc.(a)	772	17,424
Jack in the Box Inc.(a)	554	39,301
Jo-Ann Stores Inc.(a)	356	10,121
Jos. A. Bank Clothiers Inc.(a)	236	9,787
Kohl’s Corp.(a)	5,004	355,434
Landry’s Restaurants Inc.	274	8,291
Limited Brands Inc.	5,220	143,289
Lithia Motors Inc. Class A	230	5,828
Longs Drug Stores Corp.	426	22,374
Lowe’s Companies Inc.	23,319	715,660
Macy’s Inc.	7,098	282,358
MarineMax Inc.(a)	246	4,925
McDonald’s Corp.	18,547	941,446
Men’s Wearhouse Inc. (The)	816	41,673
Movado Group Inc.	310	10,459
MSC Industrial Direct Co. Inc. Class A	839	46,145
99 Cents Only Stores(a)	772	10,121
Nordstrom Inc.	3,522	180,045
O’Charley’s Inc.	322	6,492
Office Depot Inc.(a)	4,297	130,199
OfficeMax Inc.	1,114	43,780
O’Reilly Automotive Inc.(a)	1,702	62,208
P.F. Chang’s China Bistro Inc.(a)(b)	393	13,834
Pacific Sunwear of California Inc.(a)	1,149	25,278
Panera Bread Co. Class A(a)	482	22,201
Papa John’s International Inc.(a)	351	10,095
Payless ShoeSource Inc.(a)	1,040	32,812
Penney (J.C.) Co. Inc.	3,437	248,770
Pep Boys - Manny, Moe & Jack Inc.	909	18,325
PetSmart Inc.	2,129	69,086
RadioShack Corp.	2,066	68,467
Rare Hospitality International Inc.(a)	497	13,305
Red Robin Gourmet Burgers Inc.(a)	247	9,971
Regis Corp.	725	27,731
Ross Stores Inc.	2,167	66,744
Ruby Tuesday Inc.	875	23,039
Ruth’s Chris Steak House Inc.(a)	230	3,908
Saks Inc.	2,072	44,237
School Specialty Inc.(a)	349	12,369
Sears Holdings Corp.(a)	1,274	215,943
Select Comfort Corp.(a)(b)	815	13,219
Sonic Automotive Inc.	485	14,050
Sonic Corp.(a)	1,166	25,792
Stage Stores Inc.	636	13,331
Staples Inc.	11,032	261,789
Starbucks Corp.(a)	11,528	302,495
Steak n Shake Co. (The)(a)	429	7,160
Stein Mart Inc.	410	5,027
Target Corp.	13,238	841,937
Texas Roadhouse Inc. Class A(a)	819	10,475

Tiffany & Co.	2,102	111,532
TJX Companies Inc.	6,945	190,988
Tractor Supply Co.(a)(b)	522	27,170
Triarc Companies Inc. Class B	946	14,852
Tuesday Morning Corp.(b)	414	5,117
Tween Brands Inc.(a)	499	22,255
Urban Outfitters Inc.(a)	1,677	40,298
Walgreen Co.	15,456	672,954
Wal-Mart Stores Inc.	37,515	1,804,847
Wendy’s International Inc.	1,385	50,899
Williams-Sonoma Inc.	1,725	54,476
World Fuel Services Corp.	428	18,002
Yum! Brands Inc.	8,144	266,472
Zale Corp.(a)	762	18,143

		13,771,751
SAVINGS & LOANS—0.46%
Anchor BanCorp Wisconsin Inc.	310	8,119
Astoria Financial Corp.	1,308	32,752
BankAtlantic Bancorp Inc. Class A	710	6,113
BankUnited Financial Corp. Class A	486	9,754
Brookline Bancorp Inc.	944	10,865
Dime Community Bancshares Inc.	419	5,527
Downey Financial Corp.	316	20,850
First Niagara Financial Group Inc.	1,687	22,100
FirstFed Financial Corp.(a)(b)	255	14,466
Flagstar Bancorp Inc.	521	6,278
Franklin Bank Corp.(a)	361	5,379
Hudson City Bancorp Inc.	7,673	93,764
MAF Bancorp Inc.	446	24,200
New York Community Bancorp Inc.	4,344	73,935
Sovereign Bancorp Inc.	5,540	117,116
Washington Federal Inc.	1,323	32,162
Washington Mutual Inc.	13,734	585,618

		1,068,998
SEMICONDUCTORS—2.78%
Actel Corp.(a)	391	5,439
Advanced Micro Devices Inc.(a)	8,355	119,477
Altera Corp.	5,500	121,715
AMIS Holdings Inc.(a)	993	12,432
Analog Devices Inc.	5,126	192,943
Applied Materials Inc.	21,323	423,688
Atmel Corp.(a)	6,400	35,584
ATMI Inc.(a)	592	17,760
Axcelis Technologies Inc.(a)	1,573	10,209
Broadcom Corp. Class A(a)	7,173	209,810
Brooks Automation Inc.(a)	1,147	20,818
Cabot Microelectronics Corp.(a)	393	13,948
Cohu Inc.	323	7,187
Cree Inc.(a)(b)	1,371	35,440
Cypress Semiconductor Corp.(a)	2,452	57,107
Diodes Inc.(a)	291	12,155
DSP Group Inc.(a)	431	8,823
Exar Corp.(a)	521	6,981
Fairchild Semiconductor International Inc. Class A(a)	1,828	35,317
Integrated Device Technology Inc.(a)	2,976	45,444
Intel Corp.	89,851	2,134,860
International Rectifier Corp.(a)	1,089	40,576
Intersil Corp. Class A	2,192	68,960
KLA-Tencor Corp.	3,051	167,652
Kopin Corp.(a)	1,022	3,986

Kulicke & Soffa Industries Inc.(a)	774	8,104
Lam Research Corp.(a)	2,156	110,818
Lattice Semiconductor Corp.(a)	1,758	10,056
Linear Technology Corp.	3,895	140,921
LSI Corp.(a)	11,792	88,558
Maxim Integrated Products Inc.	4,898	163,642
MEMC Electronic Materials Inc.(a)	3,444	210,497
Micrel Inc.	949	12,071
Microchip Technology Inc.	3,278	121,417
Micron Technology Inc.(a)	11,452	143,494
Microsemi Corp.(a)	1,119	26,800
MKS Instruments Inc.(a)	561	15,540
National Semiconductor Corp.	4,488	126,876
Novellus Systems Inc.(a)	1,947	55,236
NVIDIA Corp.(a)	5,563	229,808
Pericom Semiconductor Corp.(a)	480	5,357
Photronics Inc.(a)	666	9,910
QLogic Corp.(a)	2,384	39,694
Rudolph Technologies Inc.(a)	352	5,847
Semtech Corp.(a)	1,090	18,890
Silicon Laboratories Inc.(a)	831	28,761
Skyworks Solutions Inc.(a)	2,489	18,294
Standard Microsystems Corp.(a)	306	10,508
Supertex Inc.(a)	206	6,456
Teradyne Inc.(a)	2,971	52,230
Texas Instruments Inc.	22,261	837,681
TriQuint Semiconductor Inc.(a)	2,145	10,854
Ultratech Inc.(a)	359	4,785
Varian Semiconductor Equipment Associates Inc.(a)	1,316	52,719
Veeco Instruments Inc.(a)	457	9,478
Xilinx Inc.	4,703	125,899

		6,509,512
SOFTWARE—3.70%
Activision Inc.(a)	3,927	73,317
Acxiom Corp.	1,132	29,941
Adobe Systems Inc.(a)	9,092	365,044
Advent Software Inc.(a)	288	9,374
Allscripts Healthcare Solutions Inc.(a)(b)	679	17,301
ANSYS Inc.(a)	1,166	30,899
Autodesk Inc.(a)	3,531	166,239
Automatic Data Processing Inc.	8,534	413,643
Avid Technology Inc.(a)(b)	636	22,483
Blackbaud Inc.	678	14,970
BMC Software Inc.(a)	3,188	96,596
Broadridge Financial Solutions Inc.	2,107	40,286
CA Inc.	6,368	164,485
Captaris Inc.(a)	556	2,847
Cerner Corp.(a)	975	54,083
Citrix Systems Inc.(a)	2,768	93,199
Compuware Corp.(a)	4,883	57,912
Concur Technologies Inc.(a)	424	9,688
CSG Systems International Inc.(a)	738	19,564
Digi International Inc.(a)	354	5,218
Dun & Bradstreet Corp. (The)	959	98,758
eFunds Corp.(a)	705	24,879
Electronic Arts Inc.(a)	4,718	223,256
Epicor Software Corp.(a)	867	12,892
EPIQ Systems Inc.(a)	267	4,315
Fair Isaac Corp.	934	37,472
Fidelity National Information Services Inc.	2,490	135,157
First Data Corp.	11,666	381,128

Fiserv Inc.(a)	2,663	151,258
Global Payments Inc.	1,035	41,038
IMS Health Inc.	3,038	97,611
Informatica Corp.(a)	1,332	19,674
Inter-Tel Inc.	316	7,562
Intuit Inc.(a)	5,296	159,304
JDA Software Group Inc.(a)	445	8,735
ManTech International Corp. Class A(a)	288	8,879
Microsoft Corp.	130,181	3,836,434
MoneyGram International Inc.	1,260	35,217
Neoware Inc.(a)	312	4,224
Novell Inc.(a)	5,210	40,586
Oracle Corp.(a)	61,199	1,206,232
Parametric Technology Corp.(a)	1,720	37,169
Paychex Inc.	5,279	206,514
Phoenix Technologies Ltd.(a)	430	3,625
Progress Software Corp.(a)	632	20,091
Quality Systems Inc.	252	9,568
SEI Investments Co.	1,916	55,641
SPSS Inc.(a)	285	12,580
Sybase Inc.(a)	1,391	33,231
Take-Two Interactive Software Inc.(a)(b)	1,092	21,807
THQ Inc.(a)	988	30,154
Transaction Systems Architects Inc. Class A(a)	590	19,859
Wind River Systems Inc.(a)	1,194	13,134

		8,685,073
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	497	14,512

		14,512
TELECOMMUNICATIONS—5.97%
Adaptec Inc.(a)	1,754	6,683
ADC Telecommunications Inc.(a)	1,759	32,242
ADTRAN Inc.	1,075	27,918
Aeroflex Inc.(a)	1,216	17,231
Alltel Corp.	5,379	363,351
Andrew Corp.(a)	2,345	33,862
Anixter International Inc.(a)	519	39,034
Applied Signal Technology Inc.	175	2,732
Arris Group Inc.(a)	1,654	29,094
AT&T Inc.	95,321	3,955,822
Avaya Inc.(a)	6,889	116,011
Black Box Corp.	281	11,628
C-COR Inc.(a)	660	9,280
CenturyTel Inc.	1,761	86,377
Ciena Corp.(a)	1,271	45,921
Cincinnati Bell Inc.(a)	3,881	22,432
Cisco Systems Inc.(a)	93,908	2,615,338
Citizens Communications Co.	5,195	79,328
CommScope Inc.(a)	888	51,815
Comtech Telecommunications Corp.(a)	337	15,644
Corning Inc.(a)	24,229	619,051
CT Communications Inc.	307	9,367
Ditech Networks Inc.(a)	451	3,694
Embarq Corp.	2,350	148,919
General Communication Inc. Class A(a)	709	9,082
Harmonic Inc.(a)	1,126	9,988
Harris Corp.	2,036	111,064
JDS Uniphase Corp.(a)	3,143	42,211
Juniper Networks Inc.(a)	8,852	222,805
Motorola Inc.	35,919	635,766
NETGEAR Inc.(a)	520	18,850

Network Equipment Technologies Inc.(a)	430	4,102
NeuStar Inc. Class A(a)	981	28,420
Newport Corp.(a)	606	9,381
Novatel Wireless Inc.(a)	458	11,917
Plantronics Inc.	692	18,144
Polycom Inc.(a)	1,319	44,318
Powerwave Technologies Inc.(a)	1,865	12,496
QUALCOMM Inc.	25,754	1,117,466
Qwest Communications International Inc.(a)	24,512	237,766
RF Micro Devices Inc.(a)	3,002	18,732
Sprint Nextel Corp.	44,723	926,213
Symmetricom Inc.(a)	774	6,502
Telephone and Data Systems Inc.	1,587	99,299
Tellabs Inc.(a)	6,754	72,673
3Com Corp.(a)	6,099	25,189
Tollgrade Communications Inc.(a)	181	1,910
UTStarcom Inc.(a)(b)	1,649	9,251
Verizon Communications Inc.	44,897	1,848,409
Viasat Inc.(a)	356	11,428
Windstream Corp.	7,221	106,582

		14,002,738
TEXTILES—0.08%
Angelica Corp.	137	2,888
Cintas Corp.	2,065	81,423
G&K Services Inc. Class A	340	13,433
Mohawk Industries Inc.(a)(b)	811	81,741
UniFirst Corp.	216	9,515

		189,000
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	2,497	78,431
JAKKS Pacific Inc.(a)	409	11,509
Mattel Inc.	5,945	150,349
RC2 Corp.(a)	303	12,123

		252,412
TRANSPORTATION—1.74%
Alexander & Baldwin Inc.	695	36,911
Arkansas Best Corp.	395	15,393
Bristow Group Inc.(a)	355	17,590
Burlington Northern Santa Fe Corp.	5,499	468,185
C.H. Robinson Worldwide Inc.	2,656	139,493
Con-way Inc.	734	36,876
CSX Corp.	6,684	301,315
EGL Inc.(a)	522	24,263
Expeditors International Washington Inc.	3,232	133,482
FedEx Corp.	4,746	526,664
Forward Air Corp.	479	16,329
Heartland Express Inc.	974	15,876
Hub Group Inc. Class A(a)	608	21,377
Hunt (J.B.) Transport Services Inc.	1,668	48,906
Kansas City Southern Industries Inc.(a)	1,147	43,058
Kirby Corp.(a)	795	30,520
Knight Transportation Inc.	906	17,558
Landstar System Inc.	885	42,701
Norfolk Southern Corp.	6,088	320,046
Old Dominion Freight Line Inc.(a)	450	13,568
Overseas Shipholding Group Inc.	397	32,316
Ryder System Inc.	930	50,034
Union Pacific Corp.	4,185	481,903
United Parcel Service Inc. Class B	16,414	1,198,222
Werner Enterprises Inc.	804	16,201

YRC Worldwide Inc.(a)	874	32,163

		4,080,950
TRUCKING & LEASING—0.02%
GATX Corp.	799	39,351

		39,351
WATER—0.02%
American States Water Co.	256	9,106
Aqua America Inc.(b)	1,972	44,350

		53,456

TOTAL COMMON STOCKS
(Cost: $205,982,734)		234,274,634

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.43%

MONEY MARKET FUNDS—0.43%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	293,749	293,749
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	706,714	706,714

		1,000,463

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,000,463)		1,000,463

TOTAL INVESTMENTS IN SECURITIES—100.36%
(Cost: $206,983,197)		235,275,097
Other Assets, Less Liabilities—(0.36)%		(836,641)

NET ASSETS—100.00%		$234,438,456

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.17%
Interpublic Group of Companies Inc. (The)(a)(b)	678,909	$7,739,562
Omnicom Group Inc.	479,958	25,399,377

		33,138,939
AEROSPACE & DEFENSE—2.19%
Boeing Co. (The)	1,140,962	109,714,906
General Dynamics Corp.	586,654	45,888,076
Goodrich Corp.	181,347	10,801,027
L-3 Communications Holdings Inc.	181,367	17,663,332
Lockheed Martin Corp.	514,293	48,410,400
Northrop Grumman Corp.	500,025	38,936,947
Raytheon Co.	643,008	34,651,701
Rockwell Collins Inc.	242,288	17,115,224
United Technologies Corp.	1,440,917	102,204,243

		425,385,856
AGRICULTURE—1.69%
Altria Group Inc.	3,048,080	213,792,331
Archer-Daniels-Midland Co.	945,451	31,284,974
Monsanto Co.	787,703	53,201,461
Reynolds American Inc.	247,661	16,147,497
UST Inc.	232,636	12,494,880

		326,921,143
AIRLINES—0.09%
Southwest Airlines Co.	1,133,103	16,894,566

		16,894,566
APPAREL—0.45%
Coach Inc.(a)	538,187	25,504,682
Jones Apparel Group Inc.	156,691	4,426,521
Liz Claiborne Inc.	151,011	5,632,710
Nike Inc. Class B	549,193	32,012,460
Polo Ralph Lauren Corp.	88,568	8,689,406
VF Corp.	129,313	11,842,485

		88,108,264
AUTO MANUFACTURERS—0.45%
Ford Motor Co.(b)	2,722,653	25,647,391
General Motors Corp.	819,372	30,972,262
PACCAR Inc.	359,686	31,307,069

		87,926,722
AUTO PARTS & EQUIPMENT—0.22%
Goodyear Tire & Rubber Co. (The)(a)	299,060	10,395,326
Johnson Controls Inc.	285,815	33,088,803

		43,484,129

BANKS—6.07%
Bank of America Corp.	6,431,285	314,425,524
Bank of New York Co. Inc. (The)	1,096,974	45,458,603
BB&T Corp.	785,937	31,971,917
Comerica Inc.	226,324	13,459,488
Commerce Bancorp Inc.	277,309	10,257,660
Compass Bancshares Inc.	191,063	13,179,526
Fifth Third Bancorp	796,820	31,689,531
First Horizon National Corp.	181,666	7,084,974
Huntington Bancshares Inc.	529,127	12,032,348
KeyCorp	569,236	19,541,872
M&T Bank Corp.	109,974	11,756,221
Marshall & Ilsley Corp.	375,189	17,870,252
Mellon Financial Corp.	602,639	26,516,116
National City Corp.	833,870	27,784,548
Northern Trust Corp.	273,171	17,548,505
PNC Financial Services Group Inc. (The)	499,704	35,768,812
Regions Financial Corp.	1,020,895	33,791,624
State Street Corp.	575,311	39,351,272
SunTrust Banks Inc.	516,783	44,308,974
Synovus Financial Corp.	474,549	14,568,654
U.S. Bancorp	2,520,634	83,054,890
Wachovia Corp.	2,772,783	142,105,129
Wells Fargo & Co.	4,840,084	170,225,754
Zions Bancorporation	159,620	12,276,374

		1,176,028,568
BEVERAGES—2.07%
Anheuser-Busch Companies Inc.	1,101,241	57,440,731
Brown-Forman Corp. Class B	113,776	8,314,750
Coca-Cola Co. (The)	2,912,303	152,342,570
Coca-Cola Enterprises Inc.	402,868	9,668,832
Constellation Brands Inc. Class A(a)	280,552	6,811,803
Molson Coors Brewing Co. Class B	68,491	6,332,678
Pepsi Bottling Group Inc.	189,758	6,391,049
PepsiCo Inc.	2,360,648	153,088,023

		400,390,436
BIOTECHNOLOGY—0.91%
Amgen Inc.(a)	1,680,233	92,900,083
Biogen Idec Inc.(a)	414,593	22,180,726
Celgene Corp.(a)	550,292	31,548,240
Genzyme Corp.(a)	381,142	24,545,545
Millipore Corp.(a)	78,294	5,879,096

		177,053,690
BUILDING MATERIALS—0.16%
American Standard Companies Inc.	255,220	15,052,876
Masco Corp.	548,128	15,605,204

		30,658,080
CHEMICALS—1.39%
Air Products and Chemicals Inc.	314,098	25,244,056
Ashland Inc.	80,525	5,149,574
Dow Chemical Co. (The)	1,381,681	61,097,934
Du Pont (E.I.) de Nemours and Co.	1,338,919	68,070,642
Eastman Chemical Co.	121,922	7,843,242
Ecolab Inc.	254,406	10,863,136
Hercules Inc.(a)	167,518	3,291,729
International Flavors & Fragrances Inc.	112,307	5,855,687
PPG Industries Inc.	237,663	18,088,531
Praxair Inc.	461,677	33,236,127
Rohm & Haas Co.	206,361	11,283,819

Sherwin-Williams Co. (The)	158,903	10,562,282
Sigma-Aldrich Corp.	190,108	8,111,908

		268,698,667
COAL—0.16%
CONSOL Energy Inc.	264,541	12,197,986
Peabody Energy Corp.	383,748	18,565,728

		30,763,714
COMMERCIAL SERVICES—0.71%
Apollo Group Inc. Class A(a)	202,971	11,859,596
Block (H & R) Inc.	468,846	10,956,931
Convergys Corp.(a)	197,382	4,784,540
Donnelley (R.R.) & Sons Co.	319,359	13,895,310
Equifax Inc.	210,776	9,362,670
McKesson Corp.	428,347	25,546,615
Monster Worldwide Inc.(a)	189,116	7,772,668
Moody’s Corp.	331,774	20,636,343
Robert Half International Inc.	241,359	8,809,603
Western Union Co.	1,120,180	23,333,349

		136,957,625
COMPUTERS—4.25%
Affiliated Computer Services Inc. Class A(a)	143,827	8,157,867
Apple Inc.(a)	1,253,483	152,975,065
Cognizant Technology Solutions Corp.(a)	208,685	15,670,157
Computer Sciences Corp.(a)	251,313	14,865,164
Dell Inc.(a)	3,291,395	93,969,327
Electronic Data Systems Corp.	738,370	20,475,000
EMC Corp.(a)	3,041,347	55,048,381
Hewlett-Packard Co.	3,795,394	169,350,480
International Business Machines Corp.	1,979,687	208,362,057
Lexmark International Inc. Class A(a)	137,324	6,771,446
NCR Corp.(a)	261,011	13,713,518
Network Appliance Inc.(a)	538,656	15,728,755
SanDisk Corp.(a)(b)	331,154	16,206,677
Sun Microsystems Inc.(a)	5,170,359	27,196,088
Unisys Corp.(a)	500,191	4,571,746

		823,061,728
COSMETICS & PERSONAL CARE—1.85%
Avon Products Inc.	636,276	23,383,143
Colgate-Palmolive Co.	741,253	48,070,257
Estee Lauder Companies Inc. (The) Class A	170,803	7,773,245
Procter & Gamble Co.	4,563,480	279,239,341

		358,465,986
DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	247,131	12,257,698
Grainger (W.W.) Inc.	102,747	9,560,608

		21,818,306
DIVERSIFIED FINANCIAL SERVICES—8.31%
American Express Co.	1,722,310	105,370,926
Ameriprise Financial Inc.	339,332	21,571,335
Bear Stearns Companies Inc. (The)	172,709	24,179,260
Capital One Financial Corp.	598,850	46,973,794
Chicago Mercantile Exchange Holdings Inc.	51,506	27,522,746
CIT Group Inc.	278,320	15,260,286
Citigroup Inc.	7,168,435	367,669,031
Countrywide Financial Corp.	859,528	31,243,843
E*TRADE Financial Corp.(a)	618,212	13,656,303
Federal Home Loan Mortgage Corp.	958,840	58,201,588

Federal National Mortgage Association	1,409,864	92,106,415
Federated Investors Inc. Class B	128,184	4,913,293
Franklin Resources Inc.	238,663	31,615,688
Goldman Sachs Group Inc. (The)	591,924	128,299,527
Janus Capital Group Inc.	269,210	7,494,806
JPMorgan Chase & Co.	4,950,712	239,861,996
Legg Mason Inc.	190,460	18,737,455
Lehman Brothers Holdings Inc.	771,983	57,528,173
Merrill Lynch & Co. Inc.	1,261,813	105,462,331
Morgan Stanley	1,524,909	127,909,367
Rowe (T.) Price Group Inc.	384,815	19,968,050
Schwab (Charles) Corp. (The)	1,465,570	30,073,496
SLM Corp.	596,010	34,318,256

		1,609,937,965
ELECTRIC—3.21%
AES Corp. (The)(a)	967,252	21,163,474
Allegheny Energy Inc.(a)	240,346	12,435,502
Ameren Corp.	299,530	14,679,965
American Electric Power Co. Inc.	578,291	26,046,227
CenterPoint Energy Inc.	463,500	8,064,900
CMS Energy Corp.	324,365	5,579,078
Consolidated Edison Inc.	391,688	17,672,963
Constellation Energy Group Inc.	261,907	22,830,433
Dominion Resources Inc.	507,631	43,813,632
DTE Energy Co.	255,072	12,299,572
Duke Energy Corp.	1,824,478	33,387,947
Dynegy Inc. Class A(a)	579,952	5,474,747
Edison International	472,503	26,516,868
Entergy Corp.	285,729	30,673,008
Exelon Corp.	975,059	70,789,283
FirstEnergy Corp.	441,497	28,578,101
FPL Group Inc.	588,754	33,405,902
Integrys Energy Group Inc.	109,455	5,552,652
PG&E Corp.	509,538	23,082,071
Pinnacle West Capital Corp.	145,357	5,792,476
PPL Corp.	558,407	26,127,864
Progress Energy Inc.	368,878	16,817,148
Public Service Enterprise Group Inc.	366,153	32,140,910
Southern Co. (The)	1,089,220	37,349,354
TECO Energy Inc.	302,777	5,201,709
TXU Corp.	665,350	44,778,055
Xcel Energy Inc.	593,157	12,141,924

		622,395,765
ELECTRICAL COMPONENTS & EQUIPMENT—0.31%
Emerson Electric Co.	1,152,605	53,941,914
Molex Inc.	206,018	6,182,600

		60,124,514
ELECTRONICS—0.46%
Agilent Technologies Inc.(a)	574,529	22,084,895
Applera Corp. - Applied Biosystems Group	265,970	8,122,724
Jabil Circuit Inc.	260,302	5,744,865
PerkinElmer Inc.	174,019	4,534,935
Sanmina-SCI Corp.(a)	1,490	4,664
Solectron Corp.(a)	1,303,579	4,797,171
Tektronix Inc.	118,119	3,985,335
Thermo Fisher Scientific Inc.(a)	611,172	31,609,816
Waters Corp.(a)	146,495	8,695,943

		89,580,348

ENGINEERING & CONSTRUCTION—0.07%
Fluor Corp.	127,957	14,250,571

		14,250,571
ENTERTAINMENT—0.10%
International Game Technology Inc.	478,748	19,006,296

		19,006,296
ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc.(a)	367,021	4,940,103
Waste Management Inc.	749,438	29,265,554

		34,205,657
FOOD—1.84%
Campbell Soup Co.	315,089	12,228,604
ConAgra Foods Inc.	722,756	19,413,226
Dean Foods Co.	187,882	5,987,799
General Mills Inc.	501,642	29,305,926
Heinz (H.J.) Co.	470,802	22,348,971
Hershey Co. (The)	248,807	12,594,610
Kellogg Co.	362,773	18,788,014
Kraft Foods Inc.	2,325,492	81,973,593
Kroger Co.	1,025,343	28,842,899
McCormick & Co. Inc. NVS	188,677	7,203,688
Safeway Inc.	639,985	21,778,690
Sara Lee Corp.	1,063,837	18,510,764
SUPERVALU Inc.	301,655	13,972,660
Sysco Corp.	894,956	29,524,598
Tyson Foods Inc. Class A	366,644	8,447,478
Whole Foods Market Inc.	204,649	7,838,057
Wrigley (William Jr.) Co.	312,871	17,304,895

		356,064,472
FOREST PRODUCTS & PAPER—0.41%
International Paper Co.	631,984	24,678,975
MeadWestvaco Corp.	267,256	9,439,482
Plum Creek Timber Co. Inc.	256,543	10,687,581
Temple-Inland Inc.	153,293	9,432,118
Weyerhaeuser Co.	313,085	24,711,799

		78,949,955
GAS—0.23%
KeySpan Corp.	254,390	10,679,292
Nicor Inc.	65,098	2,794,006
NiSource Inc.	396,217	8,205,654
Sempra Energy	382,385	22,648,664

		44,327,616
HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	95,536	8,436,784
Snap-On Inc.	83,782	4,231,829
Stanley Works (The)	120,838	7,334,867

		20,003,480
HEALTH CARE - PRODUCTS—2.98%
Bard (C.R.) Inc.	149,794	12,377,478
Bausch & Lomb Inc.	78,215	5,431,250
Baxter International Inc.	944,247	53,198,876
Becton, Dickinson and Co.	355,281	26,468,434
Biomet Inc.	356,339	16,291,819
Boston Scientific Corp.(a)	1,720,965	26,399,603
Johnson & Johnson	4,197,754	258,665,601
Medtronic Inc.	1,668,459	86,526,284
Patterson Companies Inc.(a)	201,585	7,513,073

St. Jude Medical Inc.(a)	487,735	20,236,125
Stryker Corp.	433,151	27,327,497
Varian Medical Systems Inc.(a)	184,578	7,846,411
Zimmer Holdings Inc.(a)	343,469	29,157,083

		577,439,534
HEALTH CARE - SERVICES—1.40%
Aetna Inc.	748,170	36,959,598
Coventry Health Care Inc.(a)	226,889	13,080,151
Humana Inc.(a)	243,893	14,855,523
Laboratory Corp. of America Holdings(a)	170,675	13,357,025
Manor Care Inc.	105,887	6,913,362
Quest Diagnostics Inc.	228,875	11,821,394
Tenet Healthcare Corp.(a)	682,024	4,439,976
UnitedHealth Group Inc.	1,941,701	99,298,589
WellPoint Inc.(a)	889,551	71,012,856

		271,738,474
HOME BUILDERS—0.17%
Centex Corp.	172,971	6,936,137
Horton (D.R.) Inc.	395,538	7,883,072
KB Home	111,013	4,370,582
Lennar Corp. Class A	201,636	7,371,812
Pulte Homes Inc.	307,729	6,908,516

		33,470,119
HOME FURNISHINGS—0.12%
Harman International Industries Inc.	94,270	11,010,736
Whirlpool Corp.	114,459	12,727,841

		23,738,577
HOUSEHOLD PRODUCTS & WARES—0.44%
Avery Dennison Corp.	132,956	8,838,915
Clorox Co. (The)	220,198	13,674,296
Fortune Brands Inc.	221,176	18,218,267
Kimberly-Clark Corp.	660,968	44,212,150

		84,943,628
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	404,488	11,904,082

		11,904,082
INSURANCE—4.88%
ACE Ltd.	471,507	29,478,618
AFLAC Inc.	708,664	36,425,330
Allstate Corp. (The)	880,336	54,149,467
Ambac Financial Group Inc.	148,025	12,906,300
American International Group Inc.	3,759,622	263,286,329
Aon Corp.	426,059	18,154,374
Assurant Inc.	144,066	8,488,369
Chubb Corp.	581,551	31,485,171
CIGNA Corp.	415,165	21,679,916
Cincinnati Financial Corp.	248,741	10,795,359
Genworth Financial Inc. Class A	607,006	20,881,006
Hartford Financial Services Group Inc. (The)	458,872	45,203,481
Lincoln National Corp.	392,152	27,823,184
Loews Corp.	645,687	32,917,123
Marsh & McLennan Companies Inc.	805,311	24,868,004
MBIA Inc.	189,852	11,812,591
MetLife Inc.	1,075,016	69,317,032
MGIC Investment Corp.(b)	119,822	6,813,079
Principal Financial Group Inc.	388,158	22,625,730
Progressive Corp. (The)	1,068,198	25,561,978

Prudential Financial Inc.	677,797	65,902,202
SAFECO Corp.	153,884	9,580,818
Torchmark Corp.	138,643	9,289,081
Travelers Companies Inc. (The)	962,316	51,483,906
Unum Group	497,296	12,984,399
XL Capital Ltd. Class A	269,521	22,717,925

		946,630,772
INTERNET—1.78%
Amazon.com Inc.(a)	450,494	30,818,295
eBay Inc.(a)	1,640,572	52,793,607
Google Inc. Class A(a)	316,056	165,417,389
IAC/InterActiveCorp(a)	316,763	10,963,167
Symantec Corp.(a)	1,304,830	26,357,566
VeriSign Inc.(a)	355,630	11,284,140
Yahoo! Inc.(a)	1,752,737	47,551,755

		345,185,919
IRON & STEEL—0.31%
Allegheny Technologies Inc.	148,302	15,553,914
Nucor Corp.	437,517	25,660,372
United States Steel Corp.	171,379	18,637,466

		59,851,752
LEISURE TIME—0.30%
Brunswick Corp.(b)	131,163	4,279,849
Carnival Corp.	640,821	31,252,840
Harley-Davidson Inc.	373,285	22,251,519

		57,784,208
LODGING—0.48%
Harrah’s Entertainment Inc.	270,591	23,070,589
Hilton Hotels Corp.	564,565	18,895,991
Marriott International Inc. Class A	475,725	20,570,349
Starwood Hotels & Resorts Worldwide Inc.	311,698	20,905,585
Wyndham Worldwide Corp.(a)	264,648	9,596,136

		93,038,650
MACHINERY—0.80%
Caterpillar Inc.	928,330	72,688,239
Cummins Inc.	151,336	15,316,717
Deere & Co.	325,976	39,358,342
Rockwell Automation Inc.	228,933	15,897,108
Terex Corp.(a)	149,543	12,157,846

		155,418,252
MANUFACTURING—5.34%
Cooper Industries Ltd.	265,632	15,164,931
Danaher Corp.	345,228	26,064,714
Dover Corp.	296,762	15,179,376
Eastman Kodak Co.	417,799	11,627,346
Eaton Corp.	212,237	19,738,041
General Electric Co.	14,909,633	570,740,751
Honeywell International Inc.	1,130,201	63,607,712
Illinois Tool Works Inc.	596,772	32,339,075
Ingersoll-Rand Co. Class A	437,646	23,991,754
ITT Industries Inc.	263,093	17,963,990
Leggett & Platt Inc.	256,089	5,646,762
Pall Corp.	177,471	8,161,891
Parker Hannifin Corp.	168,133	16,461,902
Textron Inc.	181,737	20,011,061
3M Co.	1,043,504	90,565,712
Tyco International Ltd.	2,870,117	96,981,253

		1,034,246,271

MEDIA—3.19%
CBS Corp. Class B	1,061,264	35,361,316
Clear Channel Communications Inc.	719,953	27,228,622
Comcast Corp. Class A(a)	4,509,700	126,812,764
DIRECTV Group Inc. (The)(a)	1,117,251	25,819,671
Dow Jones & Co. Inc.	94,229	5,413,456
Gannett Co. Inc.	339,877	18,676,241
McGraw-Hill Companies Inc. (The)	497,185	33,848,355
Meredith Corp.	56,439	3,476,642
New York Times Co. Class A(b)	208,642	5,299,507
News Corp. Class A	3,376,445	71,614,398
Scripps (E.W.) Co. Class A	120,121	5,488,328
Time Warner Inc.	5,485,386	115,412,521
Tribune Co.	122,083	3,589,240
Viacom Inc. Class B(a)	998,531	41,568,846
Walt Disney Co. (The)	2,871,282	98,025,567

		617,635,474
METAL FABRICATE & HARDWARE—0.12%
Precision Castparts Corp.	199,472	24,207,922

		24,207,922
MINING—0.71%
Alcoa Inc.	1,260,131	51,073,109
Freeport-McMoRan Copper & Gold Inc.	544,012	45,055,074
Newmont Mining Corp.	654,126	25,550,162
Vulcan Materials Co.(b)	138,344	15,845,922

		137,524,267
OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	318,288	14,902,244
Xerox Corp.(a)	1,360,013	25,133,040

		40,035,284
OIL & GAS—8.65%
Anadarko Petroleum Corp.	672,084	34,941,647
Apache Corp.	479,811	39,147,779
Chesapeake Energy Corp.	593,308	20,528,457
Chevron Corp.	3,114,717	262,383,760
ConocoPhillips	2,368,630	185,937,455
Devon Energy Corp.	644,635	50,468,474
ENSCO International Inc.	216,375	13,201,039
EOG Resources Inc.	354,749	25,917,962
Exxon Mobil Corp.	8,163,740	684,774,511
Hess Corp.	395,494	23,318,326
Marathon Oil Corp.	994,244	59,614,870
Murphy Oil Corp.	273,081	16,231,935
Nabors Industries Ltd.(a)(b)	408,456	13,634,261
Noble Corp.	194,333	18,951,354
Occidental Petroleum Corp.	1,208,672	69,957,935
Rowan Companies Inc.	159,633	6,541,760
Sunoco Inc.	176,215	14,040,811
Transocean Inc.(a)	417,541	44,250,995
Valero Energy Corp.	795,712	58,771,288
XTO Energy Inc.	555,350	33,376,535

		1,675,991,154
OIL & GAS SERVICES—1.61%
Baker Hughes Inc.	464,129	39,047,173
BJ Services Co.	425,539	12,102,329
Halliburton Co.	1,324,565	45,697,492

National Oilwell Varco Inc.(a)	257,589	26,851,077
Schlumberger Ltd.	1,707,954	145,073,613
Smith International Inc.	291,041	17,066,644
Weatherford International Ltd.(a)	489,212	27,024,071

		312,862,399
PACKAGING & CONTAINERS—0.13%
Ball Corp.	147,651	7,850,604
Bemis Co. Inc.	151,507	5,027,002
Pactiv Corp.(a)	189,363	6,038,786
Sealed Air Corp.	233,275	7,236,190

		26,152,582
PHARMACEUTICALS—5.79%
Abbott Laboratories	2,232,109	119,529,437
Allergan Inc.	445,970	25,705,711
AmerisourceBergen Corp.	277,299	13,717,982
Barr Pharmaceuticals Inc.(a)	158,956	7,984,360
Bristol-Myers Squibb Co.	2,851,521	89,994,003
Cardinal Health Inc.	557,318	39,368,944
Express Scripts Inc.(a)	394,645	19,736,196
Forest Laboratories Inc.(a)	460,595	21,026,162
Gilead Sciences Inc.(a)	1,353,416	52,471,938
Hospira Inc.(a)	225,235	8,793,174
King Pharmaceuticals Inc.(a)	352,589	7,213,971
Lilly (Eli) & Co.	1,430,292	79,924,717
Medco Health Solutions Inc.(a)	405,791	31,647,640
Merck & Co. Inc.	3,140,851	156,414,380
Mylan Laboratories Inc.	359,281	6,535,321
Pfizer Inc.	10,171,011	260,072,751
Schering-Plough Corp.	2,158,924	65,717,647
Watson Pharmaceuticals Inc.(a)	148,548	4,832,266
Wyeth	1,949,188	111,766,440

		1,122,453,040
PIPELINES—0.42%
El Paso Corp.	1,013,631	17,464,862
Questar Corp.	250,161	13,221,009
Spectra Energy Corp.	915,983	23,778,919
Williams Companies Inc. (The)	868,614	27,465,575

		81,930,365
REAL ESTATE—0.05%
CB Richard Ellis Group Inc. Class A(a)	271,742	9,918,583

		9,918,583
REAL ESTATE INVESTMENT TRUSTS—1.14%
Apartment Investment & Management Co. Class A	140,433	7,080,632
Archstone-Smith Trust	322,891	19,086,087
AvalonBay Communities Inc.	115,595	13,741,934
Boston Properties Inc.	172,314	17,598,429
Developers Diversified Realty Corp.	181,383	9,560,698
Equity Residential	421,890	19,250,841
General Growth Properties Inc.	354,597	18,775,911
Host Hotels & Resorts Inc.	755,827	17,474,720
Kimco Realty Corp.	329,127	12,529,865
ProLogis	371,898	21,160,996
Public Storage	178,129	13,683,870
Simon Property Group Inc.	323,567	30,104,674
Vornado Realty Trust	189,272	20,789,636

		220,838,293

RETAIL—5.58%
Abercrombie & Fitch Co. Class A	127,574	9,310,351
AutoNation Inc.(a)	217,011	4,869,727
AutoZone Inc.(a)	69,356	9,475,417
Bed Bath & Beyond Inc.(a)	397,486	14,305,521
Best Buy Co. Inc.	587,173	27,403,364
Big Lots Inc.(a)(b)	157,601	4,636,621
Circuit City Stores Inc.	201,123	3,032,935
Costco Wholesale Corp.	646,482	37,832,127
CVS Caremark Corp.	2,237,600	81,560,520
Darden Restaurants Inc.	201,527	8,865,173
Dillard’s Inc. Class A	88,431	3,177,326
Dollar General Corp.	456,340	10,002,973
Family Dollar Stores Inc.	218,415	7,496,003
Gap Inc. (The)	769,345	14,694,490
Home Depot Inc.	2,860,627	112,565,672
Kohl’s Corp.(a)	466,727	33,151,619
Limited Brands Inc.	496,488	13,628,596
Lowe’s Companies Inc.	2,181,616	66,953,795
Macy’s Inc.	666,533	26,514,683
McDonald’s Corp.	1,729,781	87,803,684
Nordstrom Inc.	322,873	16,505,268
Office Depot Inc.(a)	401,231	12,157,299
OfficeMax Inc.	109,102	4,287,709
Penney (J.C.) Co. Inc.	326,184	23,609,198
RadioShack Corp.	196,731	6,519,665
Sears Holdings Corp.(a)(b)	119,486	20,252,877
Staples Inc.	1,037,041	24,608,983
Starbucks Corp.(a)	1,070,919	28,100,915
Target Corp.	1,234,383	78,506,759
Tiffany & Co.	198,169	10,514,847
TJX Companies Inc.	658,673	18,113,508
Walgreen Co.	1,450,684	63,162,781
Wal-Mart Stores Inc.	3,513,211	169,020,581
Wendy’s International Inc.	126,772	4,658,871
Yum! Brands Inc.	760,001	24,867,233

		1,082,167,091
SAVINGS & LOANS—0.38%
Hudson City Bancorp Inc.	703,440	8,596,037
Sovereign Bancorp Inc.	524,206	11,081,715
Washington Mutual Inc.	1,288,535	54,943,132

		74,620,884
SEMICONDUCTORS—2.70%
Advanced Micro Devices Inc.(a)(b)	798,716	11,421,639
Altera Corp.	513,796	11,370,305
Analog Devices Inc.	470,684	17,716,546
Applied Materials Inc.	2,002,372	39,787,132
Broadcom Corp. Class A(a)	675,103	19,746,763
Intel Corp.	8,420,024	200,059,770
KLA-Tencor Corp.	278,086	15,280,826
Linear Technology Corp.	368,245	13,323,104
LSI Corp.(a)	1,118,449	8,399,552
Maxim Integrated Products Inc.	464,270	15,511,261
MEMC Electronic Materials Inc.(a)	324,985	19,863,083
Micron Technology Inc.(a)	1,097,272	13,748,818
National Semiconductor Corp.	404,977	11,448,700
Novellus Systems Inc.(a)(b)	182,757	5,184,816
NVIDIA Corp.(a)	525,818	21,721,542
PMC-Sierra Inc.(a)	600	4,638
QLogic Corp.(a)	230,374	3,835,727
Teradyne Inc.(a)	274,234	4,821,034

Texas Instruments Inc.	2,078,413	78,210,681
Xilinx Inc.	432,369	11,574,518

		523,030,455
SOFTWARE—3.77%
Adobe Systems Inc.(a)	851,834	34,201,135
Autodesk Inc.(a)	334,989	15,771,282
Automatic Data Processing Inc.	801,575	38,852,340
BMC Software Inc.(a)	294,782	8,931,895
CA Inc.	597,216	15,426,089
Citrix Systems Inc.(a)	261,917	8,818,745
Compuware Corp.(a)	437,494	5,188,679
Electronic Arts Inc.(a)	449,319	21,261,775
Fidelity National Information Services Inc.	237,312	12,881,295
First Data Corp.	1,092,949	35,706,644
Fiserv Inc.(a)	244,095	13,864,596
IMS Health Inc.	284,291	9,134,270
Intuit Inc.(a)	497,149	14,954,242
Microsoft Corp.	12,200,611	359,552,006
Novell Inc.(a)	501,820	3,909,178
Oracle Corp.(a)	5,736,019	113,056,934
Paychex Inc.	492,352	19,260,810

		730,771,915
TELECOMMUNICATIONS—6.40%
ADC Telecommunications Inc.(a)	330	6,049
Alltel Corp.	500,483	33,807,627
AT&T Inc.	8,935,196	370,810,634
Avaya Inc.(a)	651,131	10,965,046
CenturyTel Inc.	159,024	7,800,127
Ciena Corp.(a)(b)	122,486	4,425,419
Cisco Systems Inc.(a)	8,798,599	245,040,982
Citizens Communications Co.	495,591	7,567,675
Corning Inc.(a)	2,279,619	58,244,265
Embarq Corp.	219,176	13,889,183
JDS Uniphase Corp.(a)(b)	306,001	4,109,594
Juniper Networks Inc.(a)	820,137	20,642,848
Motorola Inc.	3,354,892	59,381,588
QUALCOMM Inc.	2,415,148	104,793,272
Qwest Communications International Inc.(a)	2,253,859	21,862,432
Sprint Nextel Corp.	4,192,532	86,827,338
Tellabs Inc.(a)	631,134	6,791,002
Verizon Communications Inc.	4,207,662	173,229,445
Windstream Corp.	689,997	10,184,356

		1,240,378,882
TEXTILES—0.04%
Cintas Corp.	195,923	7,725,244

		7,725,244
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	231,766	7,279,770
Mattel Inc.	570,801	14,435,557

		21,715,327
TRANSPORTATION—1.69%
Burlington Northern Santa Fe Corp.	516,033	43,935,050
C.H. Robinson Worldwide Inc.	248,412	13,046,598
CSX Corp.	634,121	28,586,175
FedEx Corp.	446,077	49,501,165
Norfolk Southern Corp.	569,561	29,941,822
Ryder System Inc.	88,610	4,767,218
Union Pacific Corp.	392,346	45,178,642

United Parcel Service Inc. Class B	1,534,605	112,026,165

		326,982,835

TOTAL COMMON STOCKS
(Cost: $17,238,900,775)		19,366,935,292

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.70%

MONEY MARKET FUNDS—0.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	19,102,252	19,102,252
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	115,706,149	115,706,149

		134,808,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $134,808,401)		134,808,401

TOTAL INVESTMENTS IN SECURITIES—100.61%
(Cost: $17,373,709,176)		19,501,743,693
Other Assets, Less Liabilities—(0.61)%		(117,313,228)

NET ASSETS—100.00%		$19,384,430,465

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.29%
Interpublic Group of Companies Inc. (The)(a)	99,208	$1,130,971
Omnicom Group Inc.	248,426	13,146,704

		14,277,675
AEROSPACE & DEFENSE—2.79%
Boeing Co. (The)	307,534	29,572,469
General Dynamics Corp.	304,068	23,784,199
L-3 Communications Holdings Inc.	93,849	9,139,954
Lockheed Martin Corp.	122,625	11,542,691
Rockwell Collins Inc.	125,707	8,879,943
United Technologies Corp.	746,891	52,976,979

		135,896,235
AGRICULTURE—1.67%
Altria Group Inc.	789,846	55,399,798
Archer-Daniels-Midland Co.	303,994	10,059,161
Monsanto Co.	171,464	11,580,679
UST Inc.	79,508	4,270,375

		81,310,013
AIRLINES—0.06%
Southwest Airlines Co.	208,878	3,114,371

		3,114,371
APPAREL—0.82%
Coach Inc.(a)	278,775	13,211,147
Liz Claiborne Inc.	78,643	2,933,384
Nike Inc. Class B	284,776	16,599,593
Polo Ralph Lauren Corp.	46,030	4,516,003
VF Corp.	27,430	2,512,039

		39,772,166
BANKS—0.67%
Commerce Bancorp Inc.	143,465	5,306,770
Compass Bancshares Inc.	38,633	2,664,904
Discover Financial Services LLC	118,650	3,381,525
M&T Bank Corp.	26,289	2,810,294
Northern Trust Corp.	57,961	3,723,415
State Street Corp.	158,001	10,807,268
Synovus Financial Corp.	123,219	3,782,823

		32,476,999
BEVERAGES—3.41%
Anheuser-Busch Companies Inc.	570,678	29,766,565
Brown-Forman Corp. Class B	59,085	4,317,932
Coca-Cola Co. (The)	905,613	47,372,616
Constellation Brands Inc. Class A(a)	86,011	2,088,347
Pepsi Bottling Group Inc.	98,531	3,318,524
PepsiCo Inc.	1,223,430	79,339,436

		166,203,420

BIOTECHNOLOGY—1.77%
Amgen Inc.(a)	870,982	48,156,595
Biogen Idec Inc.(a)	113,927	6,095,095
Celgene Corp.(a)	285,349	16,359,058
Genzyme Corp.(a)	197,442	12,715,265
Millipore Corp.(a)	40,428	3,035,739

		86,361,752
BUILDING MATERIALS—0.16%
American Standard Companies Inc.	132,103	7,791,435

		7,791,435
CHEMICALS—0.71%
Ecolab Inc.	131,533	5,616,459
Hercules Inc.(a)	42,240	830,016
International Flavors & Fragrances Inc.	58,554	3,053,006
Praxair Inc.	239,384	17,233,254
Sherwin-Williams Co. (The)	55,753	3,705,902
Sigma-Aldrich Corp.	98,427	4,199,880

		34,638,517
COAL—0.12%
CONSOL Energy Inc.	60,434	2,786,612
Peabody Energy Corp.	63,868	3,089,934

		5,876,546
COMMERCIAL SERVICES—0.75%
Apollo Group Inc. Class A(a)	104,977	6,133,806
Block (H & R) Inc.	242,324	5,663,112
Convergys Corp.(a)	63,841	1,547,506
Equifax Inc.	64,317	2,856,961
Monster Worldwide Inc.(a)	43,153	1,773,588
Moody’s Corp.	172,761	10,745,734
Robert Half International Inc.	55,120	2,011,880
Western Union Co.	272,821	5,682,861

		36,415,448
COMPUTERS—5.08%
Affiliated Computer Services Inc. Class A(a)	74,334	4,216,225
Apple Inc.(a)	337,817	41,227,187
Cognizant Technology Solutions Corp.(a)	107,989	8,108,894
Dell Inc.(a)	1,706,156	48,710,754
EMC Corp.(a)	583,227	10,556,409
International Business Machines Corp.	1,025,973	107,983,658
Lexmark International Inc. Class A(a)	70,812	3,491,740
NCR Corp.(a)	69,087	3,629,831
Network Appliance Inc.(a)	278,737	8,139,120
SanDisk Corp.(a)	171,432	8,389,882
Sun Microsystems Inc.(a)	616,784	3,244,284

		247,697,984
COSMETICS & PERSONAL CARE—3.81%
Avon Products Inc.	329,648	12,114,564
Colgate-Palmolive Co.	384,181	24,914,138
Estee Lauder Companies Inc. (The) Class A	88,872	4,044,565
Procter & Gamble Co.	2,365,032	144,716,308

		185,789,575
DISTRIBUTION & WHOLESALE—0.04%
Grainger (W.W.) Inc.	18,763	1,745,897

		1,745,897

DIVERSIFIED FINANCIAL SERVICES—4.61%
American Express Co.	892,738	54,617,711
Ameriprise Financial Inc.	107,772	6,851,066
Capital One Financial Corp.	310,379	24,346,129
Chicago Mercantile Exchange Holdings Inc.	26,673	14,252,984
Countrywide Financial Corp.	445,712	16,201,631
E*TRADE Financial Corp.(a)	163,036	3,601,465
Federal Home Loan Mortgage Corp.	298,137	18,096,916
Federated Investors Inc. Class B	66,679	2,555,806
Franklin Resources Inc.	68,070	9,017,233
Goldman Sachs Group Inc. (The)	125,789	27,264,766
Janus Capital Group Inc.	43,000	1,197,120
Legg Mason Inc.	67,173	6,608,480
Lehman Brothers Holdings Inc.	140,029	10,434,961
Rowe (T.) Price Group Inc.	105,633	5,481,296
Schwab (Charles) Corp. (The)	326,314	6,695,963
SLM Corp.	309,022	17,793,487

		225,017,014
ELECTRIC—0.91%
AES Corp. (The)(a)	501,356	10,969,669
Allegheny Energy Inc.(a)	29,827	1,543,249
Constellation Energy Group Inc.	76,002	6,625,094
Edison International	127,273	7,142,561
Exelon Corp.	247,568	17,973,437

		44,254,010
ELECTRICAL COMPONENTS & EQUIPMENT—0.22%
Emerson Electric Co.	203,110	9,505,548
Molex Inc.	39,702	1,191,457

		10,697,005
ELECTRONICS—0.54%
Agilent Technologies Inc.(a)	71,679	2,755,341
Applera Corp. - Applied Biosystems Group	137,661	4,204,167
Jabil Circuit Inc.	132,928	2,933,721
Tektronix Inc.	22,263	751,154
Thermo Fisher Scientific Inc.(a)	145,801	7,540,828
Tyco Electronics Ltd.	92,992	3,632,268
Waters Corp.(a)	75,787	4,498,716

		26,316,195
ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp.	21,784	2,426,084

		2,426,084
ENTERTAINMENT—0.20%
International Game Technology Inc.	249,721	9,913,924

		9,913,924
FOOD—1.26%
Campbell Soup Co.	162,888	6,321,683
Dean Foods Co.	55,614	1,772,418
General Mills Inc.	114,487	6,688,331
Hershey Co. (The)	128,721	6,515,857
Kellogg Co.	188,167	9,745,169
McCormick & Co. Inc. NVS	98,030	3,742,785
Sysco Corp.	464,165	15,312,803
Whole Foods Market Inc.	60,610	2,321,363
Wrigley (William Jr.) Co.	161,968	8,958,450

		61,378,859

HAND & MACHINE TOOLS—0.09%
Black & Decker Corp.	49,654	4,384,945

		4,384,945
HEALTH CARE - PRODUCTS—6.08%
Bard (C.R.) Inc.	77,561	6,408,865
Baxter International Inc.	489,352	27,570,092
Becton, Dickinson and Co.	184,019	13,709,416
Biomet Inc.	184,412	8,431,317
Boston Scientific Corp.(a)	891,269	13,672,066
Johnson & Johnson	2,175,492	134,053,817
Medtronic Inc.	864,915	44,854,492
Patterson Companies Inc.(a)	104,304	3,887,410
St. Jude Medical Inc.(a)	254,135	10,544,061
Stryker Corp.	224,309	14,151,655
Varian Medical Systems Inc.(a)	95,736	4,069,737
Zimmer Holdings Inc.(a)	177,850	15,097,687

		296,450,615
HEALTH CARE - SERVICES—1.97%
Coventry Health Care Inc.(a)	117,402	6,768,225
Humana Inc.(a)	126,230	7,688,669
Laboratory Corp. of America Holdings(a)	88,317	6,911,688
Manor Care Inc.	36,922	2,410,637
Quest Diagnostics Inc.	118,877	6,139,997
UnitedHealth Group Inc.	1,006,477	51,471,234
WellPoint Inc.(a)	184,374	14,718,576

		96,109,026
HOME BUILDERS—0.24%
Centex Corp.	52,056	2,087,446
Horton (D.R.) Inc.	205,909	4,103,766
KB Home	31,732	1,249,289
Lennar Corp. Class A	60,732	2,220,362
Pulte Homes Inc.	95,743	2,149,430

		11,810,293
HOME FURNISHINGS—0.12%
Harman International Industries Inc.	48,927	5,714,674

		5,714,674
HOUSEHOLD PRODUCTS & WARES—0.56%
Avery Dennison Corp.	31,712	2,108,214
Clorox Co. (The)	114,007	7,079,835
Fortune Brands Inc.	66,562	5,482,712
Kimberly-Clark Corp.	191,868	12,834,051

		27,504,812
INSURANCE—4.19%
AFLAC Inc.	246,169	12,653,087
Ambac Financial Group Inc.	76,542	6,673,697
American International Group Inc.	1,948,429	136,448,483
CIGNA Corp.	118,837	6,205,668
MBIA Inc.	58,784	3,657,540
MetLife Inc.	239,528	15,444,765
MGIC Investment Corp.	38,045	2,163,239
Principal Financial Group Inc.	84,373	4,918,102
Progressive Corp. (The)	552,845	13,229,581
Torchmark Corp.	44,003	2,948,201

		204,342,363
INTERNET—3.49%
Amazon.com Inc.(a)	233,607	15,981,055

eBay Inc.(a)	850,230	27,360,401
Google Inc. Class A(a)	163,796	85,727,551
Symantec Corp.(a)	676,789	13,671,138
VeriSign Inc.(a)	92,450	2,933,439
Yahoo! Inc.(a)	908,432	24,645,760

		170,319,344
IRON & STEEL—0.32%
Allegheny Technologies Inc.	23,722	2,487,963
Nucor Corp.	226,623	13,291,439

		15,779,402
LEISURE TIME—0.45%
Carnival Corp.	209,363	10,210,634
Harley-Davidson Inc.	193,463	11,532,329

		21,742,963
LODGING—0.50%
Harrah’s Entertainment Inc.	91,154	7,771,790
Hilton Hotels Corp.	172,614	5,777,391
Marriott International Inc. Class A	140,456	6,073,317
Starwood Hotels & Resorts Worldwide Inc.	72,845	4,885,714

		24,508,212
MACHINERY—0.74%
Caterpillar Inc.	264,554	20,714,578
Deere & Co.	76,052	9,182,519
Rockwell Automation Inc.	45,210	3,139,382
Terex Corp.(a)	36,467	2,964,767

		36,001,246
MANUFACTURING—4.06%
Cooper Industries Ltd.	55,171	3,149,712
Covidien Ltd.	223,181	9,619,101
Danaher Corp.	178,834	13,501,967
Dover Corp.	50,707	2,593,663
General Electric Co.	3,090,817	118,316,475
Illinois Tool Works Inc.	154,713	8,383,897
ITT Industries Inc.	136,507	9,320,698
Pall Corp.	46,132	2,121,611
3M Co.	357,020	30,985,766

		197,992,890
MEDIA—1.94%
Clear Channel Communications Inc.	186,443	7,051,274
Comcast Corp. Class A(a)	747,994	21,033,591
DIRECTV Group Inc. (The)(a)	196,547	4,542,201
McGraw-Hill Companies Inc. (The)	257,784	17,549,935
Meredith Corp.	16,357	1,007,591
News Corp. Class A	594,855	12,616,875
Scripps (E.W.) Co. Class A	36,432	1,664,578
Viacom Inc. Class B(a)	191,540	7,973,810
Walt Disney Co. (The)	625,136	21,342,143

		94,781,998
METAL FABRICATE & HARDWARE—0.14%
Precision Castparts Corp.	57,883	7,024,681

		7,024,681
MINING—0.34%
Newmont Mining Corp.	338,842	13,235,169
Vulcan Materials Co.	27,991	3,206,089

		16,441,258

OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	164,793	7,715,608

		7,715,608
OIL & GAS—12.64%
Anadarko Petroleum Corp.	348,463	18,116,591
Apache Corp.	248,738	20,294,533
Chesapeake Energy Corp.	307,496	10,639,362
Chevron Corp.	839,397	70,710,803
Devon Energy Corp.	334,099	26,156,611
ENSCO International Inc.	60,471	3,689,336
EOG Resources Inc.	183,726	13,423,022
Exxon Mobil Corp.	4,230,898	354,887,723
Murphy Oil Corp.	141,320	8,400,061
Nabors Industries Ltd.(a)	211,482	7,059,269
Noble Corp.	100,675	9,817,826
Occidental Petroleum Corp.	400,820	23,199,462
Sunoco Inc.	53,070	4,228,618
Transocean Inc.(a)	97,402	10,322,664
Valero Energy Corp.	243,290	17,969,399
XTO Energy Inc.	287,955	17,306,096

		616,221,376
OIL & GAS SERVICES—1.99%
Baker Hughes Inc.	137,154	11,538,766
BJ Services Co.	220,267	6,264,393
Halliburton Co.	384,486	13,264,767
National Oilwell Varco Inc.(a)	133,413	13,906,971
Schlumberger Ltd.	407,194	34,587,058
Smith International Inc.	150,593	8,830,774
Weatherford International Ltd.(a)	154,505	8,534,856

		96,927,585
PACKAGING & CONTAINERS—0.19%
Ball Corp.	76,808	4,083,881
Pactiv Corp.(a)	98,331	3,135,776
Sealed Air Corp.	60,698	1,882,852

		9,102,509
PHARMACEUTICALS—6.15%
Abbott Laboratories	647,888	34,694,402
Allergan Inc.	230,985	13,313,975
Barr Pharmaceuticals Inc.(a)	82,673	4,152,665
Cardinal Health Inc.	288,913	20,408,814
Express Scripts Inc.(a)	204,641	10,234,096
Forest Laboratories Inc.(a)	238,718	10,897,477
Gilead Sciences Inc.(a)	701,397	27,193,162
Hospira Inc.(a)	116,936	4,565,181
King Pharmaceuticals Inc.(a)	123,153	2,519,710
Lilly (Eli) & Co.	355,708	19,876,963
Mylan Laboratories Inc.	187,020	3,401,894
Pfizer Inc.	2,951,866	75,479,214
Schering-Plough Corp.	458,681	13,962,250
Watson Pharmaceuticals Inc.(a)	41,043	1,335,129
Wyeth	1,010,313	57,931,347

		299,966,279
PIPELINES—0.29%
Questar Corp.	129,523	6,845,291
Spectra Energy Corp.	99,818	2,591,275
Williams Companies Inc. (The)	143,584	4,540,126

		13,976,692

REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)	83,288	3,040,012

		3,040,012
REAL ESTATE INVESTMENT TRUSTS—0.32%
AvalonBay Communities Inc.	19,675	2,338,964
General Growth Properties Inc.	73,577	3,895,902
Kimco Realty Corp.	56,005	2,132,110
Public Storage	37,032	2,844,798
Vornado Realty Trust	38,301	4,206,982

		15,418,756
RETAIL—8.66%
Abercrombie & Fitch Co. Class A	66,281	4,837,187
AutoZone Inc.(a)	35,833	4,895,504
Bed Bath & Beyond Inc.(a)	205,735	7,404,403
Best Buy Co. Inc.	304,074	14,191,134
Big Lots Inc.(a)	35,594	1,047,175
CVS Caremark Corp.	660,810	24,086,525
Darden Restaurants Inc.	106,013	4,663,512
Dollar General Corp.	151,692	3,325,089
Family Dollar Stores Inc.	66,540	2,283,653
Gap Inc. (The)	195,620	3,736,342
Home Depot Inc.	1,482,723	58,345,150
Kohl’s Corp.(a)	242,331	17,212,771
Lowe’s Companies Inc.	1,130,413	34,692,375
McDonald’s Corp.	493,196	25,034,629
Nordstrom Inc.	104,160	5,324,659
Office Depot Inc.(a)	112,574	3,410,992
RadioShack Corp.	102,057	3,382,169
Staples Inc.	537,236	12,748,610
Starbucks Corp.(a)	556,422	14,600,513
Target Corp.	434,893	27,659,195
Tiffany & Co.	102,575	5,442,630
TJX Companies Inc.	341,689	9,396,448
Walgreen Co.	751,710	32,729,453
Wal-Mart Stores Inc.	1,820,717	87,594,695
Wendy’s International Inc.	32,957	1,211,170
Yum! Brands Inc.	393,453	12,873,782

		422,129,765
SAVINGS & LOANS—0.10%
Hudson City Bancorp Inc.	215,776	2,636,783
Sovereign Bancorp Inc.	94,978	2,007,835

		4,644,618
SEMICONDUCTORS—2.67%
Altera Corp.	147,271	3,259,107
Analog Devices Inc.	102,923	3,874,022
Applied Materials Inc.	362,725	7,207,346
Broadcom Corp. Class A(a)	178,024	5,207,202
Intel Corp.	1,963,691	46,657,298
KLA-Tencor Corp.	143,948	7,909,943
Linear Technology Corp.	116,278	4,206,938
LSI Corp.(a)	201,687	1,514,669
Maxim Integrated Products Inc.	151,567	5,063,853
MEMC Electronic Materials Inc.(a)	101,143	6,181,860
National Semiconductor Corp.	208,988	5,908,091
Novellus Systems Inc.(a)	40,989	1,162,858
NVIDIA Corp.(a)	272,605	11,261,313
PMC-Sierra Inc.(a)	33	255
QLogic Corp.(a)	119,402	1,988,043

Texas Instruments Inc.	430,758	16,209,424
Xilinx Inc.	103,355	2,766,813

		130,379,035
SOFTWARE—5.80%
Adobe Systems Inc.(a)	441,662	17,732,729
Autodesk Inc.(a)	173,600	8,173,088
Automatic Data Processing Inc.	415,544	20,141,418
BMC Software Inc.(a)	59,887	1,814,576
CA Inc.	71,405	1,844,391
Citrix Systems Inc.(a)	135,394	4,558,716
Electronic Arts Inc.(a)	232,877	11,019,740
Fidelity National Information Services Inc.	122,889	6,670,415
First Data Corp.	566,649	18,512,423
Fiserv Inc.(a)	126,177	7,166,854
IMS Health Inc.	147,506	4,739,368
Intuit Inc.(a)	257,339	7,740,757
Microsoft Corp.	3,540,904	104,350,441
Oracle Corp.(a)	2,973,092	58,599,643
Paychex Inc.	255,339	9,988,862

		283,053,421
TELECOMMUNICATIONS—4.02%
Avaya Inc.(a)	67,093	1,129,846
Ciena Corp.(a)	14,065	508,168
Cisco Systems Inc.(a)	4,559,885	126,992,797
Corning Inc.(a)	330,811	8,452,221
JDS Uniphase Corp.(a)	38,722	520,036
Juniper Networks Inc.(a)	165,529	4,166,365
QUALCOMM Inc.	1,251,864	54,318,379

		196,087,812
TEXTILES—0.08%
Cintas Corp.	101,133	3,987,674

		3,987,674
TOYS, GAMES & HOBBIES—0.07%
Mattel Inc.	132,637	3,354,390

		3,354,390
TRANSPORTATION—1.56%
Burlington Northern Santa Fe Corp.	115,028	9,793,484
C.H. Robinson Worldwide Inc.	128,539	6,750,868
FedEx Corp.	147,967	16,419,898
Norfolk Southern Corp.	106,239	5,584,984
United Parcel Service Inc. Class B	517,029	37,743,117

		76,292,351

TOTAL COMMON STOCKS
(Cost: $4,316,478,920)		4,872,577,729

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	4,018,724	4,018,724

		4,018,724

TOTAL SHORT-TERM INVESTMENTS

(Cost: $4,018,724)	4,018,724

TOTAL INVESTMENTS IN SECURITIES—100.01%
(Cost: $4,320,497,644)	4,876,596,453
Other Assets, Less Liabilities—(0.01)%	(258,145)

NET ASSETS—100.00%	$4,876,338,308

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—100.20%

ADVERTISING—0.06%
Interpublic Group of Companies Inc. (The)(a)	237,623	$2,708,902

		2,708,902
AEROSPACE & DEFENSE—1.64%
Boeing Co. (The)	265,566	25,536,827
Goodrich Corp.	87,958	5,238,778
Lockheed Martin Corp.	134,528	12,663,121
Northrop Grumman Corp.	242,421	18,877,323
Raytheon Co.	311,735	16,799,399

		79,115,448
AGRICULTURE—1.70%
Altria Group Inc.	738,888	51,825,604
Archer-Daniels-Midland Co.	174,378	5,770,168
Monsanto Co.	221,356	14,950,384
Reynolds American Inc.	120,352	7,846,950
UST Inc.	38,080	2,045,277

		82,438,383
AIRLINES—0.11%
Southwest Airlines Co.	350,660	5,228,341

		5,228,341
APPAREL—0.11%
Jones Apparel Group Inc.	76,476	2,160,447
VF Corp.	37,010	3,389,376

		5,549,823
AUTO MANUFACTURERS—0.88%
Ford Motor Co.(b)	1,319,841	12,432,902
General Motors Corp.	397,279	15,017,146
PACCAR Inc.	174,374	15,177,513

		42,627,561
AUTO PARTS & EQUIPMENT—0.44%
Goodyear Tire & Rubber Co. (The)(a)	144,982	5,039,574
Johnson Controls Inc.	138,564	16,041,554

		21,081,128
BANKS—11.22%
Bank of America Corp.	3,117,977	152,437,896
Bank of New York Co. Inc. (The)	532,267	22,057,144
BB&T Corp.	381,023	15,500,016
Comerica Inc.	109,461	6,509,646
Compass Bancshares Inc.	56,422	3,891,990
Fifth Third Bancorp	386,382	15,366,412
First Horizon National Corp.	88,593	3,455,127
Huntington Bancshares Inc.	256,836	5,840,451
KeyCorp	275,355	9,452,937
M&T Bank Corp.	28,661	3,063,861
Marshall & Ilsley Corp.	182,285	8,682,235

Mellon Financial Corp.	291,451	12,823,844
National City Corp.	404,242	13,469,343
Northern Trust Corp.	78,237	5,025,945
PNC Financial Services Group Inc. (The)	242,263	17,341,186
Regions Financial Corp.	494,932	16,382,249
State Street Corp.	131,193	8,973,601
SunTrust Banks Inc.	250,554	21,482,500
Synovus Financial Corp.	114,533	3,516,163
U.S. Bancorp	1,221,669	40,253,994
Wachovia Corp.	1,344,341	68,897,476
Wells Fargo & Co.	2,346,530	82,527,460
Zions Bancorporation	77,336	5,947,912

		542,899,388
BEVERAGES—0.80%
Coca-Cola Co. (The)	564,803	29,544,845
Coca-Cola Enterprises Inc.	196,105	4,706,520
Constellation Brands Inc. Class A(a)	55,610	1,350,211
Molson Coors Brewing Co. Class B	33,223	3,071,799

		38,673,375
BIOTECHNOLOGY—0.10%
Biogen Idec Inc.(a)	94,162	5,037,667

		5,037,667
BUILDING MATERIALS—0.16%
Masco Corp.	265,113	7,547,767

		7,547,767
CHEMICALS—2.02%
Air Products and Chemicals Inc.	152,050	12,220,258
Ashland Inc.	39,258	2,510,549
Dow Chemical Co. (The)	669,781	29,617,716
Du Pont (E.I.) de Nemours and Co.	649,002	32,995,262
Eastman Chemical Co.	59,076	3,800,359
Hercules Inc.(a)	41,386	813,235
PPG Industries Inc.	115,490	8,789,944
Rohm & Haas Co.	100,071	5,471,882
Sherwin-Williams Co. (The)	24,521	1,629,911

		97,849,116
COAL—0.19%
CONSOL Energy Inc.	71,761	3,308,900
Peabody Energy Corp.	126,694	6,129,456

		9,438,356
COMMERCIAL SERVICES—0.67%
Convergys Corp.(a)	36,250	878,700
Donnelley (R.R.) & Sons Co.	154,774	6,734,217
Equifax Inc.	42,143	1,871,992
McKesson Corp.	207,366	12,367,308
Monster Worldwide Inc.(a)	51,242	2,106,046
Robert Half International Inc.	64,137	2,341,000
Western Union Co.	287,951	5,998,019

		32,297,282
COMPUTERS—3.46%
Apple Inc.(a)	291,714	35,600,777
Computer Sciences Corp.(a)	121,842	7,206,954
Electronic Data Systems Corp.	357,173	9,904,407
EMC Corp.(a)	928,488	16,805,633
Hewlett-Packard Co.	1,840,051	82,103,076
NCR Corp.(a)	61,864	3,250,335
Sun Microsystems Inc.(a)	1,929,603	10,149,712

Unisys Corp.(a)	243,785	2,228,195

		167,249,089
DISTRIBUTION & WHOLESALE—0.18%
Genuine Parts Co.	119,780	5,941,088
Grainger (W.W.) Inc.	31,940	2,972,017

		8,913,105
DIVERSIFIED FINANCIAL SERVICES—11.78%
Ameriprise Financial Inc.	64,539	4,102,744
Bear Stearns Companies Inc. (The)	83,728	11,721,920
CIT Group Inc.	134,617	7,381,050
Citigroup Inc.	3,475,360	178,251,214
E*TRADE Financial Corp.(a)	147,162	3,250,809
Federal Home Loan Mortgage Corp.	185,735	11,274,114
Federal National Mortgage Association	683,683	44,665,010
Franklin Resources Inc.	52,152	6,908,575
Goldman Sachs Group Inc. (The)	169,332	36,702,711
Janus Capital Group Inc.	88,505	2,463,979
JPMorgan Chase & Co.	2,400,171	116,288,285
Legg Mason Inc.	29,619	2,913,917
Lehman Brothers Holdings Inc.	243,182	18,121,923
Merrill Lynch & Co. Inc.	611,841	51,137,671
Morgan Stanley	739,739	62,049,307
Rowe (T.) Price Group Inc.	87,707	4,551,116
Schwab (Charles) Corp. (The)	404,822	8,306,947

		570,091,292
ELECTRIC—5.38%
Allegheny Energy Inc.(a)	88,487	4,578,317
Ameren Corp.	145,087	7,110,714
American Electric Power Co. Inc.	279,927	12,607,912
CenterPoint Energy Inc.	225,697	3,927,128
CMS Energy Corp.	157,446	2,708,071
Consolidated Edison Inc.	190,320	8,587,238
Constellation Energy Group Inc.	55,927	4,875,157
Dominion Resources Inc.	246,115	21,242,186
DTE Energy Co.	123,821	5,970,649
Duke Energy Corp.	884,513	16,186,588
Dynegy Inc. Class A(a)	283,242	2,673,804
Edison International	109,950	6,170,394
Entergy Corp.	138,519	14,870,015
Exelon Corp.	240,950	17,492,970
FirstEnergy Corp.	214,027	13,853,968
FPL Group Inc.	285,431	16,195,355
Integrys Energy Group Inc.	53,089	2,693,205
PG&E Corp.	246,718	11,176,325
Pinnacle West Capital Corp.	70,328	2,802,571
PPL Corp.	270,333	12,648,881
Progress Energy Inc.	178,426	8,134,441
Public Service Enterprise Group Inc.	177,511	15,581,916
Southern Co. (The)	528,071	18,107,555
TECO Energy Inc.	147,549	2,534,892
TXU Corp.	322,586	21,710,038
Xcel Energy Inc.	287,501	5,885,145

		260,325,435
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Emerson Electric Co.	368,658	17,253,194
Molex Inc.	63,109	1,893,901

		19,147,095
ELECTRONICS—0.46%
Agilent Technologies Inc.(a)	211,225	8,119,489

PerkinElmer Inc.	83,951	2,187,763
Solectron Corp.(a)	636,825	2,343,516
Tektronix Inc.	36,504	1,231,645
Thermo Fisher Scientific Inc.(a)	160,278	8,289,578

		22,171,991
ENGINEERING & CONSTRUCTION—0.10%
Fluor Corp.	41,534	4,625,642

		4,625,642
ENVIRONMENTAL CONTROL—0.34%
Allied Waste Industries Inc.(a)	179,558	2,416,851
Waste Management Inc.	363,315	14,187,451

		16,604,302
FOOD—2.38%
ConAgra Foods Inc.	350,356	9,410,562
Dean Foods Co.	39,465	1,257,750
General Mills Inc.	136,444	7,971,058
Heinz (H.J.) Co.	228,013	10,823,777
Kraft Foods Inc.	1,127,088	39,729,852
Kroger Co.	497,086	13,983,029
Safeway Inc.	309,961	10,547,973
Sara Lee Corp.	516,795	8,992,233
SUPERVALU Inc.	146,131	6,768,788
Tyson Foods Inc. Class A	178,004	4,101,212
Whole Foods Market Inc.	42,806	1,639,470

		115,225,704
FOREST PRODUCTS & PAPER—0.79%
International Paper Co.	306,380	11,964,139
MeadWestvaco Corp.	129,578	4,576,695
Plum Creek Timber Co. Inc.	124,372	5,181,337
Temple-Inland Inc.	74,346	4,574,509
Weyerhaeuser Co.	151,870	11,987,099

		38,283,779
GAS—0.44%
KeySpan Corp.	123,524	5,185,538
Nicor Inc.	31,888	1,368,633
NiSource Inc.	192,980	3,996,616
Sempra Energy	185,169	10,967,560

		21,518,347
HAND & MACHINE TOOLS—0.12%
Snap-On Inc.	40,579	2,049,645
Stanley Works (The)	58,533	3,552,953

		5,602,598
HEALTH CARE - PRODUCTS—0.05%
Bausch & Lomb Inc.	38,257	2,656,566

		2,656,566
HEALTH CARE - SERVICES—0.87%
Aetna Inc.	362,724	17,918,566
Manor Care Inc.	17,162	1,120,507
Tenet Healthcare Corp.(a)	332,449	2,164,243
WellPoint Inc.(a)	258,668	20,649,466

		41,852,782
HOME BUILDERS—0.11%
Centex Corp.	34,995	1,403,299
KB Home	24,108	949,132
Lennar Corp. Class A	41,012	1,499,399

Pulte Homes Inc.	59,269	1,330,589

		5,182,419
HOME FURNISHINGS—0.13%
Whirlpool Corp.	55,489	6,170,377

		6,170,377
HOUSEHOLD PRODUCTS & WARES—0.32%
Avery Dennison Corp.	34,861	2,317,559
Fortune Brands Inc.	45,042	3,710,110
Kimberly-Clark Corp.	141,213	9,445,738

		15,473,407
HOUSEWARES—0.12%
Newell Rubbermaid Inc.	196,057	5,769,957

		5,769,957
INSURANCE—5.53%
ACE Ltd.	228,585	14,291,134
AFLAC Inc.	113,544	5,836,162
Allstate Corp. (The)	426,791	26,251,914
Aon Corp.	206,088	8,781,410
Assurant Inc.	69,654	4,104,014
Chubb Corp.	281,931	15,263,744
CIGNA Corp.	90,906	4,747,111
Cincinnati Financial Corp.	120,641	5,235,819
Genworth Financial Inc. Class A	293,632	10,100,941
Hartford Financial Services Group Inc. (The)	222,480	21,916,505
Lincoln National Corp.	190,107	13,488,092
Loews Corp.	313,028	15,958,167
Marsh & McLennan Companies Inc.	390,677	12,064,106
MBIA Inc.	36,728	2,285,216
MetLife Inc.	296,943	19,146,885
MGIC Investment Corp.	22,584	1,284,126
Principal Financial Group Inc.	109,211	6,365,909
Prudential Financial Inc.	328,549	31,944,819
SAFECO Corp.	74,606	4,644,970
Torchmark Corp.	25,477	1,706,959
Travelers Companies Inc. (The)	466,555	24,960,692
Unum Group	241,020	6,293,032
XL Capital Ltd. Class A	130,517	11,001,278

		267,673,005
INTERNET—0.17%
IAC/InterActiveCorp(a)	153,567	5,314,954
VeriSign Inc.(a)	86,337	2,739,473

		8,054,427
IRON & STEEL—0.29%
Allegheny Technologies Inc.	49,542	5,195,965
United States Steel Corp.	83,238	9,052,132

		14,248,097
LEISURE TIME—0.16%
Brunswick Corp.	63,233	2,063,293
Carnival Corp.	115,068	5,611,866

		7,675,159
LODGING—0.46%
Harrah’s Entertainment Inc.	46,037	3,925,115
Hilton Hotels Corp.	112,561	3,767,417
Marriott International Inc. Class A	99,325	4,294,813
Starwood Hotels & Resorts Worldwide Inc.	83,166	5,577,944
Wyndham Worldwide Corp.(a)	127,965	4,640,011

		22,205,300

MACHINERY—0.86%
Caterpillar Inc.	202,383	15,846,589
Cummins Inc.	73,347	7,423,450
Deere & Co.	86,855	10,486,873
Rockwell Automation Inc.	68,654	4,767,334
Terex Corp.(a)	38,430	3,124,359

		41,648,605
MANUFACTURING—6.72%
Cooper Industries Ltd.	77,218	4,408,376
Dover Corp.	96,052	4,913,060
Eastman Kodak Co.	202,218	5,627,727
Eaton Corp.	103,072	9,585,696
General Electric Co.	4,337,070	166,023,040
Honeywell International Inc.	547,857	30,833,392
Illinois Tool Works Inc.	144,938	7,854,190
Ingersoll-Rand Co. Class A	212,170	11,631,159
Leggett & Platt Inc.	124,677	2,749,128
Pall Corp.	42,877	1,971,913
Parker Hannifin Corp.	81,476	7,977,315
Textron Inc.	88,251	9,717,318
3M Co.	171,950	14,923,540
Tyco International Ltd.	1,391,460	47,017,433

		325,233,287
MEDIA—4.36%
CBS Corp. Class B	514,510	17,143,473
Clear Channel Communications Inc.	174,519	6,600,309
Comcast Corp. Class A(a)	1,486,884	41,811,178
DIRECTV Group Inc. (The)(a)	357,115	8,252,928
Dow Jones & Co. Inc.	45,985	2,641,838
Gannett Co. Inc.	165,108	9,072,685
Meredith Corp.	11,966	737,106
New York Times Co. Class A(b)	101,374	2,574,900
News Corp. Class A	1,080,117	22,909,282
Scripps (E.W.) Co. Class A	24,471	1,118,080
Time Warner Inc.	2,659,724	55,960,593
Tribune Co.	59,034	1,735,600
Viacom Inc. Class B(a)	304,772	12,687,658
Walt Disney Co. (The)	807,575	27,570,610

		210,816,240
METAL FABRICATE & HARDWARE—0.11%
Precision Castparts Corp.	42,545	5,163,261

		5,163,261
MINING—1.06%
Alcoa Inc.	610,966	24,762,452
Freeport-McMoRan Copper & Gold Inc.	263,757	21,844,355
Vulcan Materials Co.(b)	40,840	4,677,814

		51,284,621
OFFICE & BUSINESS EQUIPMENT—0.25%
Xerox Corp.(a)	659,320	12,184,234

		12,184,234
OIL & GAS—4.88%
Chevron Corp.	724,839	61,060,437
ConocoPhillips	1,148,340	90,144,690
ENSCO International Inc.	48,321	2,948,064
Hess Corp.	191,520	11,292,019
Marathon Oil Corp.	481,978	28,899,401

Occidental Petroleum Corp.	211,139	12,220,725
Rowan Companies Inc.	77,706	3,184,392
Sunoco Inc.	35,821	2,854,217
Transocean Inc.(a)	111,478	11,814,438
Valero Energy Corp.	158,328	11,694,106

		236,112,489
OIL & GAS SERVICES—1.26%
Baker Hughes Inc.	96,897	8,151,945
Halliburton Co.	282,266	9,738,177
Schlumberger Ltd.	447,169	37,982,535
Weatherford International Ltd.(a)	92,319	5,099,702

		60,972,359
PACKAGING & CONTAINERS—0.09%
Bemis Co. Inc.	73,665	2,444,205
Sealed Air Corp.	57,034	1,769,195

		4,213,400
PHARMACEUTICALS—5.45%
Abbott Laboratories	476,222	25,501,688
AmerisourceBergen Corp.	134,369	6,647,234
Bristol-Myers Squibb Co.	1,382,805	43,641,326
King Pharmaceuticals Inc.(a)	55,965	1,145,044
Lilly (Eli) & Co.	360,418	20,140,158
Medco Health Solutions Inc.(a)	196,723	15,342,427
Merck & Co. Inc.	1,522,744	75,832,651
Pfizer Inc.	2,169,700	55,479,229
Schering-Plough Corp.	617,275	18,789,851
Watson Pharmaceuticals Inc.(a)	33,590	1,092,683

		263,612,291
PIPELINES—0.55%
El Paso Corp.	492,563	8,486,860
Spectra Energy Corp.	351,174	9,116,477
Williams Companies Inc. (The)	286,491	9,058,845

		26,662,182
REAL ESTATE—0.04%
CB Richard Ellis Group Inc. Class A(a)	54,065	1,973,372

		1,973,372
REAL ESTATE INVESTMENT TRUSTS—1.92%
Apartment Investment & Management Co. Class A	68,433	3,450,392
Archstone-Smith Trust	156,832	9,270,340
AvalonBay Communities Inc.	37,501	4,458,119
Boston Properties Inc.	83,729	8,551,243
Developers Diversified Realty Corp.	87,706	4,622,983
Equity Residential	204,077	9,312,033
General Growth Properties Inc.	103,430	5,476,618
Host Hotels & Resorts Inc.	367,266	8,491,190
Kimco Realty Corp.	106,765	4,064,544
ProLogis	180,106	10,248,031
Public Storage	51,876	3,985,114
Simon Property Group Inc.	156,863	14,594,534
Vornado Realty Trust	56,015	6,152,688

		92,677,829
RETAIL—2.69%
AutoNation Inc.(a)	106,034	2,379,403
Big Lots Inc.(a)(b)	43,535	1,280,800
Circuit City Stores Inc.	97,093	1,464,162
Costco Wholesale Corp.	313,732	18,359,597
CVS Caremark Corp.	466,151	16,991,204

Dillard’s Inc. Class A	43,144	1,550,164
Dollar General Corp.	79,477	1,742,136
Family Dollar Stores Inc.	43,380	1,488,802
Gap Inc. (The)	189,826	3,625,677
Limited Brands Inc.	240,622	6,605,074
Macy’s Inc.	322,661	12,835,455
McDonald’s Corp.	377,395	19,156,570
Nordstrom Inc.	59,873	3,060,708
Office Depot Inc.(a)	89,350	2,707,305
OfficeMax Inc.	52,847	2,076,887
Penney (J.C.) Co. Inc.	158,259	11,454,786
Sears Holdings Corp.(a)	57,799	9,796,930
Target Corp.	191,658	12,189,449
Wendy’s International Inc.	30,957	1,137,670

		129,902,779
SAVINGS & LOANS—0.66%
Hudson City Bancorp Inc.	136,061	1,662,665
Sovereign Bancorp Inc.	164,584	3,479,306
Washington Mutual Inc.	624,672	26,636,014

		31,777,985
SEMICONDUCTORS—2.72%
Advanced Micro Devices Inc.(a)(b)	386,367	5,525,048
Altera Corp.	111,872	2,475,727
Analog Devices Inc.	133,453	5,023,171
Applied Materials Inc.	630,588	12,529,784
Broadcom Corp. Class A(a)	160,025	4,680,731
Intel Corp.	2,245,209	53,346,166
Linear Technology Corp.	69,491	2,514,184
LSI Corp.(a)	351,421	2,639,172
Maxim Integrated Products Inc.	83,555	2,791,573
MEMC Electronic Materials Inc.(a)	63,110	3,857,283
Micron Technology Inc.(a)	531,806	6,663,529
Novellus Systems Inc.(a)	50,839	1,442,302
Teradyne Inc.(a)	133,723	2,350,850
Texas Instruments Inc.	604,400	22,743,572
Xilinx Inc.	112,916	3,022,761

		131,605,853
SOFTWARE—1.85%
BMC Software Inc.(a)	87,481	2,650,674
CA Inc.	222,653	5,751,127
Compuware Corp.(a)	211,403	2,507,240
Microsoft Corp.	2,602,649	76,700,066
Novell Inc.(a)	243,833	1,899,459

		89,508,566
TELECOMMUNICATIONS—8.64%
Alltel Corp.	242,637	16,390,129
AT&T Inc.	4,331,911	179,774,307
Avaya Inc.(a)	252,620	4,254,121
CenturyTel Inc.	76,880	3,770,964
Ciena Corp.(a)(b)	45,743	1,652,695

Citizens Communications Co.	240,411	3,671,076
Corning Inc.(a)	795,539	20,326,021
Embarq Corp.	106,227	6,731,605
JDS Uniphase Corp.(a)(b)	112,316	1,508,404
Juniper Networks Inc.(a)	242,328	6,099,396
Motorola Inc.	1,626,336	28,786,147
Qwest Communications International Inc.(a)	1,090,284	10,575,755
Sprint Nextel Corp.	2,033,129	42,106,102
Tellabs Inc.(a)	307,244	3,305,945
Verizon Communications Inc.	2,039,924	83,983,671
Windstream Corp.	335,452	4,951,271

		417,887,609
TOYS, GAMES & HOBBIES—0.15%
Hasbro Inc.	111,873	3,513,931
Mattel Inc.	152,512	3,857,028

		7,370,959
TRANSPORTATION—1.80%
Burlington Northern Santa Fe Corp.	142,779	12,156,204
CSX Corp.	306,934	13,836,585
FedEx Corp.	77,950	8,650,111
Norfolk Southern Corp.	176,644	9,286,175
Ryder System Inc.	42,839	2,304,738
Union Pacific Corp.	190,223	21,904,178
United Parcel Service Inc. Class B	260,379	19,007,667

		87,145,658

TOTAL COMMON STOCKS
(Cost: $4,048,067,992)		4,846,965,991

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	5,383,715	5,383,715
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	20,001,924	20,001,924

		25,385,639

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,385,639)		25,385,639

TOTAL INVESTMENTS IN SECURITIES—100.72%
(Cost: $4,073,453,631)		4,872,351,630

SHORT POSITIONS(f)—(0.32)%

COMMON STOCKS—(0.32)%
Covidien Ltd.	(208,426)	(8,983,161)
Discover Financial Services LLC	(110,415)	(3,146,827)
Tyco Electronics Ltd.	(86,418)	(3,375,487)

		(15,505,475)

TOTAL SHORT POSITIONS
(Proceeds: $15,503,893)		(15,505,475)
Other Assets, Less Liabilities—(0.40)%		(19,324,826)

NET ASSETS—100.00%		$4,837,521,329

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occuring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.40%

AUSTRIA—0.39%
Erste Bank der Oesterreichischen Sparkassen AG	75,865	$5,922,158
OMV AG	53,731	3,591,311
Telekom Austria AG	85,386	2,133,384

		11,646,853

BELGIUM—1.90%
AGFA-Gevaert NV	25,473	659,153
Belgacom SA	88,912	3,944,631
Delhaize Group	29,798	2,931,753
Dexia SA	251,267	7,876,282
Fortis	403,408	17,167,362
Groupe Bruxelles Lambert SA	30,744	3,832,002
InBev	63,466	5,042,555
KBC Group NV	71,404	9,645,396
Solvay SA	20,772	3,277,224
UCB SA	30,317	1,795,422

		56,171,780

DENMARK—0.70%
A.P. Moller - Maersk A/S	287	3,463,667
Danske Bank A/S	139,862	5,736,418
Novo Nordisk A/S Class B	64,957	7,073,101
Vestas Wind Systems A/S(a)	64,460	4,258,183

		20,531,369

FINLAND—1.81%
Fortum OYJ	137,164	4,295,874
Metso OYJ	38,838	2,298,476
Nokia OYJ	1,260,289	35,420,354
Sampo OYJ	130,937	3,777,238
Stora Enso OYJ Class R	199,899	3,774,231
UPM-Kymmene OYJ	163,668	4,045,065

		53,611,238

FRANCE—15.34%
Accor SA	69,906	6,204,727
Air France-KLM	49,192	2,298,030
Alcatel-Lucent	690,191	9,675,587
ALSTOM(a)	33,696	5,653,020
AXA	569,736	24,630,317
BNP Paribas	256,532	30,613,143
Bouygues SA	84,290	7,079,576
Cap Gemini SA	46,106	3,385,536
Carrefour SA	189,000	13,308,941
Casino Guichard-Perrachon SA	15,854	1,605,872
Christian Dior SA	17,068	2,217,985
Compagnie de Saint-Gobain	113,164	12,741,741
Compagnie Generale des Etablissements Michelin Class B	46,100	6,465,738

Credit Agricole SA	215,176	8,773,393
Dassault Systemes SA	28,966	1,829,253
Electricite de France	76,367	8,279,875
Essilor International SA	30,358	3,623,170
European Aeronautic Defence and Space Co.(b)	131,730	4,291,140
France Telecom SA	553,349	15,245,440
Groupe Danone	162,674	13,186,356
Hermes International	19,333	2,190,905
Lafarge SA	53,058	9,702,423
Lagardere SCA	38,666	3,365,603
L’Air Liquide SA	74,042	9,743,749
L’Oreal SA	82,331	9,762,669
LVMH Moet Hennessy Louis Vuitton SA	78,852	9,109,460
Pernod Ricard SA	32,392	7,172,323
PPR SA	20,890	3,655,275
PSA Peugeot Citroen SA	50,573	4,083,056
Publicis Groupe SA	44,630	1,967,980
Renault SA	60,016	9,662,520
Safran SA(b)	64,957	1,665,949
Sanofi-Aventis	304,077	24,681,339
Schneider Electric SA	75,146	10,567,990
Societe Generale Class A	125,846	23,374,780
Societe Television Francaise 1	28,432	985,698
Sodexho Alliance SA	31,052	2,228,966
STMicroelectronics NV	224,575	4,352,352
Suez SA	390,384	22,402,135
Technip SA	29,889	2,474,472
Thales SA	27,914	1,708,530
Thomson	58,567	1,117,650
Total SA	750,258	61,059,104
Unibail-Rodamco	18,843	4,839,016
Valeo SA	26,906	1,446,612
Vallourec SA	12,375	3,981,217
Veolia Environnement	129,444	10,144,839
Vinci SA	139,217	10,431,323
Vivendi SA	340,660	14,681,101

		453,667,876
GERMANY—11.87%
Adidas AG	65,454	4,135,300
Allianz SE	137,088	32,139,181
ALTANA AG	26,767	646,004
BASF AG	164,165	21,559,376
Bayer AG	229,625	17,397,734
Bayerische Motoren Werke AG	111,107	7,204,167
Commerzbank AG	197,369	9,460,097
Continental AG	45,603	6,432,369
DaimlerChrysler AG Registered	318,440	29,498,442
Deutsche Bank AG	160,686	23,396,331
Deutsche Boerse AG	67,389	7,622,273
Deutsche Lufthansa AG	90,283	2,531,302
Deutsche Post AG	215,285	6,986,798
Deutsche Telekom AG	916,917	16,952,905
E.ON AG	216,776	36,387,989
Fresenius Medical Care AG & Co. KGaA	55,017	2,535,969
Hypo Real Estate Holding AG	42,145	2,732,678
Infineon Technologies AG(a)	239,091	3,974,952
Linde AG	35,187	4,241,321
MAN AG	38,646	5,572,163
Merck KGaA	16,899	2,329,081
METRO AG	52,064	4,322,968
MLP AG	26,767	515,140
Muenchener Rueckversicherungs-Gesellschaft AG	69,696	12,819,283

Puma AG	3,821	1,703,981
RWE AG	148,311	15,821,809
SAP AG	280,242	14,408,765
Siemens AG	270,872	38,986,096
ThyssenKrupp AG	132,428	7,892,678
TUI AG(a)(b)	86,804	2,405,624
Volkswagen AG	51,763	8,256,196

		350,868,972
GREECE—0.36%
Hellenic Telecommunications Organization SA SP ADR	252,460	3,925,753
National Bank of Greece SA ADR	593,294	6,799,149

		10,724,902
IRELAND—1.08%
Allied Irish Banks PLC	294,158	8,028,929
Anglo Irish Bank Corp. PLC	276,280	5,671,575
Bank of Ireland	328,877	6,635,823
CRH PLC	173,111	8,563,913
Elan Corp. PLC(a)	144,361	3,138,965

		32,039,205
ITALY—5.47%
Alleanza Assicurazioni SpA	156,693	2,048,498
Assicurazioni Generali SpA	371,063	14,913,901
Atlantia SpA	85,892	2,855,955
Banca Monte dei Paschi di Siena SpA(b)	374,210	2,534,527
Banco Popolare di Verona e Novara Scrl(b)	188,142	5,422,391
Capitalia SpA	517,011	5,146,097
Enel SpA	1,293,507	13,931,893
Eni SpA	785,101	28,522,558
Fiat SpA	202,384	6,032,387
Finmeccanica SpA	97,511	3,006,562
Intesa Sanpaolo SpA	2,911,900	21,747,646
Luxottica Group SpA	62,615	2,433,772
Mediaset SpA	187,803	1,941,594
Mediobanca SpA	132,196	3,010,139
Mediolanum SpA(b)	79,706	665,258
Pirelli & C. SpA(a)	1,115,941	1,332,307
Saipem SpA	57,034	1,953,412
Seat Pagine Gialle SpA	2,362,395	1,418,192
Snam Rete Gas SpA	339,314	2,009,472
Telecom Italia SpA	2,386,968	6,544,151
UniCredito Italiano SpA German	3,282,645	29,393,284
Unione di Banche Italiane ScpA	191,699	4,880,248

		161,744,244
NETHERLANDS—5.64%
ABN AMRO Holding NV	580,481	26,694,131
Aegon NV	384,383	7,600,041
Akzo Nobel NV	89,425	7,724,637
Arcelor Mittal(b)	238,563	14,998,003
ASML Holding NV(a)	155,269	4,298,820
Corporate Express NV	69,802	1,072,805
Heineken NV	74,876	4,397,873
ING Groep NV	680,442	30,133,057
Koninklijke Ahold NV(a)	478,182	6,025,395
Koninklijke DSM NV	62,050	3,062,949
Koninklijke KPN NV	590,312	9,822,069
Koninklijke Philips Electronics NV	387,211	16,504,233
Randstad Holding NV	19,830	1,576,086
Reed Elsevier NV	262,897	5,020,485
Royal Numico NV	63,466	3,302,561

TNT NV	117,547	5,307,116
Unilever NV	517,915	16,129,781
Wolters Kluwer NV CVA	101,664	3,109,897

		166,779,939
NORWAY—0.96%
DnB NOR ASA	262,393	3,385,229
Norsk Hydro ASA	223,208	8,616,392
Orkla ASA	272,780	5,172,629
Statoil ASA	199,629	6,202,125
Telenor ASA(a)	242,618	4,754,719
Tomra Systems ASA	23,488	205,597

		28,336,691
PORTUGAL—0.75%
Banco Comercial Portugues SA Class R	1,258,810	7,038,355
Banco Espirito Santo SA	96,694	2,152,125
Brisa-Auto Estradas de Portugal SA	134,913	1,812,957
CIMPOR-Cimentos de Portugal SGPS SA	78,355	739,698
Energias de Portugal SA	763,168	4,215,549
Portugal Telecom SGPS SA	459,104	6,343,039

		22,301,723
SPAIN—6.52%
Abertis Infraestructuras SA(b)	163,959	5,099,644
Acerinox SA	62,004	1,519,035
Actividades de Construcciones y Servicios SA	83,325	5,325,136
Altadis SA	85,291	5,667,336
Banco Bilbao Vizcaya Argentaria SA	1,088,581	26,757,332
Banco Popular Espanol SA	333,350	6,221,845
Banco Sabadell SA(b)	366,693	4,036,183
Banco Santander Central Hispano SA	1,946,127	35,981,999
Bankinter SA	31,321	2,808,758
Endesa SA	170,197	9,242,653
Gas Natural SDG SA	128,630	7,840,040
Grupo Ferrovial SA(b)	20,249	1,997,719
Iberdrola SA	378,600	21,235,046
Industria de Diseno Textil SA	79,846	4,719,982
Repsol YPF SA	300,598	11,874,699
Sacyr Vallehermoso SA(b)	58,525	2,824,133
Telefonica SA	1,599,933	35,739,459
Union Fenosa SA	70,971	3,800,448

		192,691,447
SWEDEN—3.30%
Assa Abloy AB Class B	108,622	2,399,847
Atlas Copco AB Class A	201,340	3,376,611
Electrolux AB Series B	88,792	2,110,642
Hennes & Mauritz AB Class B	144,335	8,556,288
Holmen AB Class B	15,854	671,642
Investor AB Class B(b)	129,446	3,360,174
Nordea Bank AB	671,670	10,529,739
Sandvik AB	327,386	6,636,332
Scania AB Class B	65,520	1,605,227
Securitas AB Class B	108,125	1,718,723
Skandinaviska Enskilda Banken AB Class A	144,832	4,688,897
Skanska AB Class B	119,038	2,560,536
SKF AB	119,038	2,508,457
Svenska Cellulosa AB Class B	181,539	3,044,535
Svenska Handelsbanken AB Class A	159,195	4,469,031
Swedbank AB	124,008	4,503,003
Swedish Match AB	96,197	1,858,791
Telefonaktiebolaget LM Ericsson AB Class B	4,701,850	18,828,793
TeliaSonera AB	555,753	4,092,855

Volvo AB Class A	162,810	3,347,753
Volvo AB Class B	341,760	6,828,023

		97,695,899
SWITZERLAND—9.90%
ABB Ltd. Registered	689,995	15,650,996
Adecco SA Registered	39,359	3,049,231
Baloise Holding Registered	18,339	1,812,054
Ciba Specialty Chemicals AG Registered	26,732	1,739,456
Clariant AG Registered(a)	81,608	1,325,065
Compagnie Financiere Richemont AG Class A	155,938	9,351,700
Credit Suisse Group Registered	377,479	26,903,387
Givaudan SA Registered	1,777	1,754,382
Holcim Ltd. Registered	61,206	6,631,982
Julius Baer Holding AG	56,217	4,031,882
Nestle SA Registered	125,589	47,751,692
Nobel Biocare Holding AG	7,646	2,498,550
Novartis AG Registered	850,277	47,869,707
Roche Holding AG	217,382	38,559,764
Roche Holding AG Bearer	14,136	2,818,896
Swatch Group (The) AG Class B	10,026	2,854,989
Swiss Life Holding	10,387	2,745,911
Swiss Reinsurance Co. Registered	118,206	10,792,470
Swisscom AG Registered	9,393	3,209,301
Syngenta AG Registered	32,702	6,382,440
UBS AG Registered	682,610	40,992,245
Zurich Financial Services AG Registered	45,257	14,004,338

		292,730,438
UNITED KINGDOM—33.41%
Aegis Group PLC	296,125	816,929
Alliance & Leicester PLC	116,553	2,586,338
Anglo American PLC	463,340	27,377,374
ARM Holdings PLC	491,601	1,444,964
Associated British Foods PLC	109,119	1,944,106
AstraZeneca PLC	482,655	25,981,497
Aviva PLC	799,296	11,923,268
BAE Systems PLC	1,044,370	8,486,256
Barclays PLC(c)	2,001,173	27,944,772
BBA Aviation PLC	127,475	697,584
BG Group PLC	1,053,655	17,366,516
BHP Billiton PLC	744,938	20,775,028
Biffa PLC	104,149	567,325
BP PLC	6,027,286	72,919,857
British Airways PLC(a)	193,935	1,628,390
British American Tobacco PLC	467,795	15,936,757
British Energy Group PLC	310,129	3,366,250
British Land Co. PLC	163,171	4,386,867
British Sky Broadcasting Group PLC	343,766	4,414,175
BT Group PLC	2,576,149	17,185,783
Bunzl PLC	109,822	1,532,474
Cable & Wireless PLC	815,558	3,182,593
Cadbury Schweppes PLC	630,022	8,595,504
Capita Group PLC	204,351	2,976,597
Carnival PLC	54,052	2,586,466
Centrica PLC	1,100,799	8,580,365
Cobham PLC	348,707	1,423,744
Compass Group PLC	666,700	4,624,868
Cookson Group PLC	71,219	1,013,092
Daily Mail & General Trust PLC Class A	99,676	1,530,885
Diageo PLC	865,634	18,010,251
Drax Group PLC	77,836	1,134,548
DSG International PLC	556,462	1,771,818
Electrocomponents PLC	149,305	793,829

Emap PLC	39,320	649,262
EMI Group PLC	195,104	1,049,078
Enterprise Inns PLC	216,279	2,989,787
Experian Group Ltd.	281,962	3,561,172
FirstGroup PLC	128,452	1,721,567
Friends Provident PLC	660,765	2,375,701
G4S PLC	342,772	1,454,529
GKN PLC	221,717	1,771,583
GlaxoSmithKline PLC	1,785,888	46,759,669
Hammerson PLC	88,792	2,554,640
Hanson PLC	209,818	4,538,039
Hays PLC	490,607	1,685,664
HBOS PLC	1,172,217	23,177,754
Home Retail Group PLC	265,879	2,448,519
HSBC Holdings PLC	3,645,034	66,915,908
IMI PLC	107,628	1,285,919
Imperial Chemical Industries PLC	359,641	4,488,139
Imperial Tobacco Group PLC	214,291	9,918,779
InterContinental Hotels Group PLC	100,117	2,498,820
International Power PLC	454,376	3,915,482
Invensys PLC(a)	260,909	2,004,908
INVESCO PLC	250,998	3,255,708
ITV PLC	859,495	1,969,319
J Sainsbury PLC	417,088	4,891,239
Johnson Matthey PLC	63,466	2,154,508
Kesa Electricals PLC	158,889	1,003,382
Kingfisher PLC	742,620	3,374,749
Ladbrokes PLC	193,438	1,680,492
Land Securities Group PLC	148,311	5,186,536
Legal & General Group PLC	2,004,257	6,035,883
Lloyds TSB Group PLC	1,764,894	19,687,933
LogicaCMG PLC	549,912	1,674,282
Lonmin PLC	40,654	3,278,959
Man Group PLC	574,429	7,018,759
Marks & Spencer Group PLC	515,407	6,494,065
Misys PLC	174,921	822,984
Mitchells & Butlers PLC	129,570	2,286,373
National Grid PLC	817,028	12,097,622
Next PLC	75,373	3,038,103
Northern Rock PLC	136,796	2,382,318
Old Mutual PLC	1,691,629	5,732,466
Pearson PLC	247,043	4,178,369
Persimmon PLC	89,289	2,074,499
Provident Financial PLC	91,753	1,293,223
Prudential PLC	751,269	10,762,183
Punch Taverns PLC	77,171	1,904,434
Rank Group PLC	52,586	196,505
Reckitt Benckiser PLC	184,024	10,098,073
Reed Elsevier PLC	396,348	5,141,051
Rentokil Initial PLC	253,841	817,417
Reuters Group PLC	415,681	5,162,470
Rexam PLC	168,638	1,687,505
Rio Tinto PLC	323,907	24,870,556
Rolls-Royce Group PLC(a)	548,138	5,922,190
Royal & Sun Alliance Insurance Group PLC	882,035	2,574,871
Royal Bank of Scotland Group PLC	2,993,585	38,019,115
Royal Dutch Shell PLC Class A	1,153,663	47,080,017
Royal Dutch Shell PLC Class B	864,976	36,149,311
SABMiller PLC	252,957	6,425,207
Sage Group PLC	401,318	1,888,157
Schroders PLC	37,175	955,447
Scottish & Newcastle PLC	220,255	2,830,425
Scottish & Southern Energy PLC	254,448	7,397,315
Sergo PLC	143,838	1,803,684

Severn Trent PLC	69,409	1,925,948
Shire PLC	157,351	3,917,852
Smith & Nephew PLC	279,277	3,468,427
Smiths Group PLC	112,094	2,665,063
Smiths Group PLC Deferred(d)	168,141	34
Standard Chartered PLC	368,566	12,053,400
Standard Life PLC	621,761	4,119,770
Tate & Lyle PLC	147,317	1,677,357
Tesco PLC	2,438,736	20,477,029
3i Group PLC	139,266	3,255,200
TI Automotive Ltd. Class A(a)(d)	3,861	0
Tomkins PLC	263,891	1,376,590
Trinity Mirror PLC	87,301	926,577
Unilever PLC	404,797	13,116,456
United Business Media PLC	76,165	1,214,869
United Utilities PLC	263,394	3,749,428
Vodafone Group PLC	16,278,992	54,805,755
WH Smith PLC	62,075	497,243
Whitbread PLC	66,467	2,359,069
William Hill PLC	144,832	1,787,090
William Morrison Supermarkets PLC	722,293	4,383,747
Wolseley PLC	178,081	4,294,660
WPP Group PLC	381,956	5,736,036
Xstrata PLC	188,822	11,316,041
Yell Group PLC	245,390	2,275,833

		987,969,167
TOTAL COMMON STOCKS

(Cost: $2,036,553,900)		2,939,511,743

Security	Shares	Value

PREFERRED STOCKS—0.23%

GERMANY—0.23%
Henkel KGaA	53,526	2,825,798
Porsche AG	2,120	3,785,106

		6,610,904

TOTAL PREFERRED STOCKS
(Cost: $3,170,408)		6,610,904

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.38%

MONEY MARKET FUNDS—1.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(e)	1,762,662	1,762,662
BGI Cash Premier Fund LLC
5.33%(c)(e)(f)	39,129,066	39,129,066

		40,891,728

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,891,728)		40,891,728

TOTAL INVESTMENTS IN SECURITIES—101.01%
(Cost: $2,080,616,036)		2,987,014,375
Other Assets, Less Liabilities—(1.01)%		(29,784,988)

NET ASSETS—100.00%		$2,957,229,387

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.66%

AUSTRALIA—1.06%
BHP Billiton Ltd.	283,523	$8,426,148

		8,426,148
BELGIUM—0.59%
Fortis	110,123	4,686,376

		4,686,376
CANADA—0.12%
Alcan Inc.	731	59,717
Nortel Networks Corp.(a)	37,430	903,598

		963,315
FINLAND—1.20%
Nokia OYJ	7,131	200,416
Nokia OYJ SP ADR	329,800	9,270,678

		9,471,094
FRANCE—8.86%
Alcatel-Lucent	195,123	2,735,373
AXA	155,606	6,727,019
BNP Paribas	68,556	8,181,103
Carrefour SA	51,811	3,648,410
France Telecom SA	148,680	4,096,315
L’Oreal SA	20,693	2,453,741
LVMH Moet Hennessy Louis Vuitton SA	21,705	2,507,493
Sanofi-Aventis	82,149	6,667,875
Societe Generale Class A	33,687	6,257,062
Suez SA	108,153	6,206,346
Total SA	202,142	16,451,153
Vivendi SA	97,637	4,207,769

		70,139,659
GERMANY—7.75%
Allianz SE	38,021	8,913,718
BASF AG	41,764	5,484,761
Bayer AG	64,616	4,895,686
DaimlerChrysler AG Registered	88,554	8,203,131
Deutsche Bank AG	44,356	6,458,358
Deutsche Telekom AG	253,298	4,683,234
E.ON AG	58,509	9,821,312
Siemens AG	75,654	10,888,737
Volkswagen AG	12,608	2,010,975

		61,359,912
ITALY—0.52%
Assicurazioni Generali SpA	102,637	4,125,224

		4,125,224
JAPAN—5.21%
Bridgestone Corp.	49,500	1,058,180

Canon Inc.	100,050	5,857,415
FUJIFILM Holdings Corp.	39,400	1,757,917
Honda Motor Co. Ltd.	127,500	4,645,937
Matsushita Electric Industrial Co. Ltd.	164,200	3,250,893
Nissan Motor Co. Ltd.	177,300	1,896,541
Seven & I Holdings Co. Ltd.	68,020	1,938,786
Sony Corp.	82,300	4,218,462
Toshiba Corp.	229,500	1,997,753
Toyota Motor Corp.	232,000	14,653,225

		41,275,109
NETHERLANDS—3.34%
ABN AMRO Holding NV	161,343	7,419,556
Aegon NV	105,846	2,092,793
ING Groep NV	186,603	8,263,627
Koninklijke Philips Electronics NV NYS	99,290	4,201,953
Unilever NV	4,531	141,112
Unilever NV NYS	140,684	4,364,018

		26,483,059
SOUTH KOREA—0.84%
Samsung Electronics Co. Ltd. GDR(b)	21,496	6,653,012

		6,653,012
SPAIN—3.75%
Banco Bilbao Vizcaya Argentaria SA	300,072	7,375,773
Banco Santander Central Hispano SA	530,364	9,805,916
Repsol YPF SA	81,558	3,221,834
Telefonica SA	415,739	9,286,818

		29,690,341
SWEDEN—0.64%
Telefonaktiebolaget LM Ericsson AB Class B	70,360	281,760
Telefonaktiebolaget LM Ericsson AB SP ADR	120,763	4,817,236

		5,098,996
SWITZERLAND—5.90%
Credit Suisse Group Registered	102,637	7,315,064
Nestle SA Registered	33,884	12,883,440
Novartis AG Registered	230,545	12,979,443
Swiss Reinsurance Co. Registered	31,717	2,895,832
UBS AG Registered	177,937	10,685,512

		46,759,291
UNITED KINGDOM—14.10%
AstraZeneca PLC	126,686	6,819,554
Barclays PLC(c)	554,478	7,742,839
BP PLC	1,621,028	19,611,668
Diageo PLC	224,915	4,679,548
GlaxoSmithKline PLC	483,862	12,668,895
HSBC Holdings PLC	991,467	18,201,453
Reuters Group PLC	106,380	1,321,166
Royal Dutch Shell PLC Class A	8,633	352,305
Royal Dutch Shell PLC Class A ADR	150,669	12,234,323
Royal Dutch Shell PLC Class B	233,112	9,742,280
Standard Chartered PLC	98,500	3,221,295
Vodafone Group PLC	4,488,868	15,112,471

		111,707,797
UNITED STATES—45.78%
Alcan Inc.	30,851	2,508,186
Altria Group Inc.	177,683	12,462,686
American International Group Inc.	219,162	15,347,915
Bristol-Myers Squibb Co.	168,144	5,306,625

Chevron Corp.	181,437	15,284,253
Citigroup Inc.	418,888	21,484,765
Coca-Cola Co. (The)	169,640	8,873,868
Colgate-Palmolive Co.	43,178	2,800,093
Covidien Ltd.	461	19,869
Dell Inc.(a)	191,907	5,478,945
Dow Chemical Co. (The)	80,573	3,562,938
Du Pont (E.I.) de Nemours and Co.	78,012	3,966,130
EMC Corp.(a)	177,497	3,212,696
Exxon Mobil Corp.	476,348	39,956,070
Ford Motor Co.	158,836	1,496,235
General Electric Co.	869,881	33,299,045
General Motors Corp.	47,757	1,805,215
Hewlett-Packard Co.	222,216	9,915,278
Intel Corp.	492,106	11,692,439
International Business Machines Corp.	115,442	12,150,270
Johnson & Johnson	244,703	15,078,599
JPMorgan Chase & Co.	288,697	13,987,370
Kimberly-Clark Corp.	38,505	2,575,599
McDonald’s Corp.	100,864	5,119,857
Merck & Co. Inc.	183,092	9,117,982
Microsoft Corp.	712,904	21,009,281
Morgan Stanley	89,044	7,469,011
News Corp. Class A	196,772	4,173,534
Nike Inc. Class B	32,005	1,865,571
PepsiCo Inc.	137,506	8,917,264
Pfizer Inc.	592,906	15,160,606
Procter & Gamble Co.	266,023	16,277,947
Texas Instruments Inc.	121,155	4,559,063
3M Co.	60,849	5,281,085
Tyco Electronics Ltd.	461	18,007
Tyco International Ltd.	165,492	5,591,975
Tyco International Ltd.(d)	461	24,746
United Technologies Corp.	83,945	5,954,219
Wal-Mart Stores Inc.	205,077	9,866,254

		362,671,491

TOTAL COMMON STOCKS
(Cost: $639,296,530)		789,510,824

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(e)	693,872	693,872

		693,872

TOTAL SHORT-TERM INVESTMENTS
(Cost: $693,872)		693,872

TOTAL INVESTMENTS IN SECURITIES—99.75%
(Cost: $639,990,402)		790,204,696
Other Assets, Less Liabilities—0.25%		1,987,744

NET ASSETS—100.00%		$792,192,440

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NYS  -  New York Registered Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	When-issued security.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.30%

AUSTRALIA—0.93%
Aristocrat Leisure Ltd.	4,631	$56,459
John Fairfax Holdings Ltd.	17,337	69,131
Publishing & Broadcasting Ltd.	4,840	80,483
Tabcorp Holdings Ltd.	7,392	107,554

		313,627
CANADA—1.57%
Canadian Tire Corp. Ltd. Class A	935	73,877
Magna International Inc. Class A	1,386	127,036
Shaw Communications Inc. Class B	2,210	93,532
Thomson Corp.	2,178	89,065
Tim Hortons Inc.	2,288	70,656
Yellow Pages Income Fund	5,962	77,905

		532,071
FRANCE—8.07%
Accor SA	2,574	228,463
Christian Dior SA	660	85,767
Compagnie Generale des Etablissements Michelin Class B	1,738	243,763
Hermes International	858	97,233
Lagardere SCA	1,617	140,748
LVMH Moet Hennessy Louis Vuitton SA	3,091	357,091
PPR SA	869	152,055
PSA Peugeot Citroen SA	1,793	144,759
Publicis Groupe SA	1,628	71,787
Renault SA	2,288	368,366
Societe Television Francaise 1	1,386	48,051
Sodexho Alliance SA	1,199	86,066
Thomson	3,377	64,444
Valeo SA	1,023	55,002
Vivendi SA	13,717	591,149

		2,734,744
GERMANY—6.43%
Adidas AG	2,343	148,028
Bayerische Motoren Werke AG	3,390	219,807
Continental AG	1,749	246,699
DaimlerChrysler AG Registered	12,174	1,127,729
Puma AG	140	62,433
TUI AG(a)	2,783	77,126
Volkswagen AG	1,850	295,075

		2,176,897
HONG KONG—0.77%
Esprit Holdings Ltd.	12,500	158,610
Li & Fung Ltd.	28,000	100,820

		259,430

ITALY—1.37%
Fiat SpA	8,525	254,102
Luxottica Group SpA	1,892	73,540
Mediaset SpA	10,010	103,488
Seat Pagine Gialle SpA	57,024	34,233

		465,363
JAPAN—16.30%
Bridgestone Corp.	7,700	164,606
Daiwa House Industry Co. Ltd.	10,000	142,678
Denso Corp.	5,600	218,568
Dentsu Inc.	24	67,825
FUJIFILM Holdings Corp.	5,500	245,395
Honda Motor Co. Ltd.	17,600	641,322
Marui Co. Ltd.	3,700	46,589
Matsushita Electric Industrial Co. Ltd.	24,000	475,161
Nippon Television Network Corp.	200	27,240
Nissan Motor Co. Ltd.	24,200	258,862
NOK Corp.	1,400	29,475
Oriental Land Co. Ltd.	600	31,240
Pioneer Corp.	2,200	29,875
SANYO Electric Co. Ltd.(a)	22,000	35,985
Sekisui House Ltd.	6,000	79,922
Sharp Corp.	10,000	189,481
Sony Corp.	11,800	604,834
Suzuki Motor Corp.	4,000	113,365
Toyota Industries Corp.	2,200	102,077
Toyota Motor Corp.	31,900	2,014,818

		5,519,318
MEXICO—0.38%
Grupo Televisa SA Series CPO	23,100	127,509

		127,509
NETHERLANDS—2.52%
Koninklijke Philips Electronics NV	13,750	586,071
Reed Elsevier NV	8,228	157,128
Wolters Kluwer NV CVA	3,564	109,023

		852,222
SINGAPORE—0.21%
Singapore Press Holdings Ltd.	24,000	72,811

		72,811
SOUTH KOREA—0.78%
Hyundai Motor Co. Ltd. Class A GDR(b)	6,500	263,250

		263,250
SPAIN—0.47%
Industria de Diseno Textil SA	2,720	160,789

		160,789
SWEDEN—1.23%
Electrolux AB Series B	3,740	88,902
Hennes & Mauritz AB Class B	5,522	327,348

		416,250
SWITZERLAND—1.42%
Compagnie Financiere Richemont AG Class A	6,171	370,079
Swatch Group (The) AG Class B	396	112,764

		482,843

UNITED KINGDOM—8.84%
Aegis Group PLC	9,290	25,629
British Sky Broadcasting Group PLC	12,551	161,163
Carnival PLC	2,222	106,326
Compass Group PLC	24,574	170,469
Daily Mail & General Trust PLC Class A	3,091	47,473
DSG International PLC	22,418	71,381
Emap PLC	2,530	41,776
EMI Group PLC	9,548	51,340
Enterprise Inns PLC	6,974	96,407
GKN PLC	9,086	72,600
Home Retail Group PLC	10,307	94,919
InterContinental Hotels Group PLC	3,656	91,250
ITV PLC	38,005	87,079
Kesa Electricals PLC	6,226	39,317
Kingfisher PLC	27,786	126,270
Ladbrokes PLC	8,316	72,245
Marks & Spencer Group PLC	20,352	256,433
Next PLC	2,684	108,186
Pearson PLC	9,405	159,072
Persimmon PLC	3,487	81,015
Punch Taverns PLC	3,289	81,166
Rank Group PLC	6,459	24,136
Reed Elsevier PLC	14,278	185,201
Reuters Group PLC	15,114	187,705
Trinity Mirror PLC	3,443	36,543
United Business Media PLC	2,963	47,261
WH Smith PLC	2,255	18,063
Whitbread PLC	2,519	89,405
William Hill PLC	4,653	57,414
WPP Group PLC	14,913	223,956
Yell Group PLC	8,954	83,043

		2,994,243
UNITED STATES—48.01%
Abercrombie & Fitch Co. Class A	1,056	77,067
Amazon.com Inc.(a)	3,674	251,338
Apollo Group Inc. Class A(a)	1,650	96,410
AutoNation Inc.(a)	1,330	29,845
AutoZone Inc.(a)	530	72,409
Bed Bath & Beyond Inc.(a)	3,388	121,934
Best Buy Co. Inc.	4,785	223,316
Big Lots Inc.(a)(c)	1,287	37,864
Black & Decker Corp.	820	72,414
Block (H & R) Inc.	3,784	88,432
Brunswick Corp.	1,180	38,503
Carnival Corp.	5,379	262,334
CBS Corp. Class B	8,536	284,420
Centex Corp.	1,375	55,138
Circuit City Stores Inc.	1,760	26,541
Clear Channel Communications Inc.	5,819	220,075
Coach Inc.(a)	4,334	205,388
Comcast Corp. Class A(a)	36,659	1,030,851
Darden Restaurants Inc.	1,793	78,874
Dillard’s Inc. Class A	737	26,480
DIRECTV Group Inc. (The)(a)	9,053	209,215
Dollar General Corp.	3,696	81,016
Dow Jones & Co. Inc.	660	37,917

Eastman Kodak Co.	3,432	95,513
Family Dollar Stores Inc.	1,782	61,158
Ford Motor Co.	21,835	205,686
Fortune Brands Inc.	1,804	148,595
Gannett Co. Inc.	2,618	143,859
Gap Inc. (The)	6,270	119,757
General Motors Corp.	6,567	248,233
Genuine Parts Co.	2,222	110,211
Goodyear Tire & Rubber Co. (The)(a)	2,398	83,354
Harley-Davidson Inc.	3,036	180,976
Harman International Industries Inc.	792	92,506
Harrah’s Entertainment Inc.	2,244	191,323
Hasbro Inc.	1,890	59,365
Hilton Hotels Corp.	4,664	156,104
Home Depot Inc.	24,167	950,971
Horton (D.R.) Inc.	3,190	63,577
IAC/InterActiveCorp(a)	2,563	88,705
International Game Technology Inc.	4,070	161,579
Interpublic Group of Companies Inc. (The)(a)	5,478	62,449
Johnson Controls Inc.	2,387	276,343
Jones Apparel Group Inc.	1,120	31,640
KB Home	900	35,433
Kohl’s Corp.(a)	3,906	277,443
Leggett & Platt Inc.	2,211	48,753
Lennar Corp. Class A	1,584	57,911
Limited Brands Inc.	4,037	110,816
Liz Claiborne Inc.	1,090	40,657
Lowe’s Companies Inc.	18,073	554,660
Macy’s Inc.	6,182	245,920
Marriott International Inc. Class A	4,015	173,609
Mattel Inc.	4,631	117,118
McDonald’s Corp.	14,388	730,335
McGraw-Hill Companies Inc. (The)	4,004	272,592
Meredith Corp.	370	22,792
New York Times Co. Class A(c)	1,550	39,370
Newell Rubbermaid Inc.	3,322	97,766
News Corp. Class A	27,669	586,859
Nike Inc. Class B	4,427	258,050
Nordstrom Inc.	2,684	137,206
Office Depot Inc.(a)	3,278	99,323
OfficeMax Inc.	880	34,584
Omnicom Group Inc.	3,938	208,399
Penney (J.C.) Co. Inc.	2,651	191,879
Polo Ralph Lauren Corp.	660	64,753
Pulte Homes Inc.	2,442	54,823
RadioShack Corp.	1,606	53,223
Scripps (E.W.) Co. Class A	830	37,923
Sears Holdings Corp.(a)	990	167,805
Sherwin-Williams Co. (The)	1,298	86,278
Snap-On Inc.	630	31,821
Stanley Works (The)	1,012	61,428
Staples Inc.	8,614	204,410
Starbucks Corp.(a)	9,118	239,256
Starwood Hotels & Resorts Worldwide Inc.	2,607	174,851
Target Corp.	10,175	647,130
Tiffany & Co.	1,595	84,631
Time Warner Inc.	44,935	945,432
TJX Companies Inc.	5,346	147,015
Tribune Co.	2,320	68,208
VF Corp.	968	88,649
Viacom Inc. Class B(a)	8,052	335,205

Walt Disney Co. (The)	24,101	822,808
Wendy’s International Inc.	1,210	44,468
Whirlpool Corp.	968	107,642
Wyndham Worldwide Corp.(a)	2,277	82,564
Yum! Brands Inc.	6,358	208,034

		16,259,517

TOTAL COMMON STOCKS
(Cost: $28,431,222)		33,630,884

Security	Shares	Value

PREFERRED STOCKS—0.47%

GERMANY—0.47%
Porsche AG	88	157,118

		157,118

TOTAL PREFERRED STOCKS
(Cost: $86,877)		157,118

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.28%

MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	18,533	18,533
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	77,619	77,619

		96,152

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,152)		96,152

TOTAL INVESTMENTS IN SECURITIES—100.05%
(Cost: $28,614,251)		33,884,154
Other Assets, Less Liabilities—(0.05)%		(15,839)

NET ASSETS—100.00%		$33,868,315

GDR  -  Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—98.60%

AUSTRALIA—2.30%
Coles Group Ltd.	21,984	$300,658
Foster’s Group Ltd.	39,168	212,008
Woolworths Ltd.	23,600	540,600

		1,053,266
BELGIUM—1.12%
Delhaize Group	1,936	190,478
InBev	4,080	324,168

		514,646
CANADA—0.83%
Cott Corp.(a)	1,408	20,463
George Weston Ltd.	944	71,038
Loblaw Companies Ltd.	1,888	92,204
Shoppers Drug Mart Corp.	4,272	198,148

		381,853
CHILE—0.07%
Distribucion y Servicio D&S SA ADR	930	29,751

		29,751
FRANCE—6.17%
Carrefour SA	12,064	849,519
Casino Guichard-Perrachon SA	976	98,860
Groupe Danone	10,288	833,945
L’Oreal SA	4,816	571,073
Pernod Ricard SA	2,160	478,273

		2,831,670
GERMANY—0.51%
METRO AG	2,832	235,146

		235,146
JAPAN—4.94%
AEON Co. Ltd.	13,400	248,480
Ajinomoto Co. Inc.	10,000	115,065
Asahi Breweries Ltd.	7,800	120,700
Japan Tobacco Inc.	96	472,635
Kao Corp.	10,000	258,310
Kirin Brewery Co. Ltd.	16,000	238,779
Nippon Meat Packers Inc.	3,000	36,196
Nissin Food Products Co. Ltd.	1,900	63,541
Seven & I Holdings Co. Ltd.	16,200	461,751
Shiseido Co. Ltd.	7,000	149,075
Uni-Charm Corp.	800	45,281
Yakult Honsha Co. Ltd.	2,200	55,581

		2,265,394

MEXICO—1.11%
Fomento Economico Mexicano SAB	43,200	169,767
Grupo Modelo SAB de CV Series C	12,800	69,326
Kimberly-Clark de Mexico SA de CV Class A	11,500	49,998
Wal-Mart de Mexico SAB de CV Series V	57,600	218,723

		507,814
NETHERLANDS—4.19%
Heineken NV	4,864	285,689
Koninklijke Ahold NV(a)	31,120	392,132
Royal Numico NV	3,808	198,156
Unilever NV	33,680	1,048,919

		1,924,896
SOUTH KOREA—0.43%
KT&G Corp. Class A GDR(b)	5,664	197,674

		197,674
SPAIN—0.73%
Altadis SA	5,072	337,019

		337,019
SWEDEN—0.22%
Swedish Match AB	5,200	100,478

		100,478
SWITZERLAND—6.54%
Nestle SA Registered	7,888	2,999,191

		2,999,191
UNITED KINGDOM—16.26%
Associated British Foods PLC	7,236	128,919
British American Tobacco PLC	28,576	973,522
Cadbury Schweppes PLC	41,344	564,064
Diageo PLC	52,352	1,089,228
Imperial Tobacco Group PLC	13,328	616,906
J Sainsbury PLC	28,928	339,242
Reckitt Benckiser PLC	11,936	654,972
SABMiller PLC	16,704	424,288
Scottish & Newcastle PLC	14,880	191,218
Tate & Lyle PLC	9,472	107,849
Tesco PLC	155,872	1,308,791
Unilever PLC	24,416	791,141
William Morrison Supermarkets PLC	44,832	272,095

		7,462,235
UNITED STATES—53.18%
Altria Group Inc.	41,376	2,902,113
Anheuser-Busch Companies Inc.	14,944	779,479
Archer-Daniels-Midland Co.	12,848	425,140
Avon Products Inc.	8,544	313,992
Brown-Forman Corp. Class B	1,600	116,928
Campbell Soup Co.	4,224	163,933
Clorox Co. (The)	3,016	187,294
Coca-Cola Co. (The)	39,520	2,067,291
Coca-Cola Enterprises Inc.	5,472	131,328
Colgate-Palmolive Co.	10,064	652,650
ConAgra Foods Inc.	9,744	261,724
Constellation Brands Inc. Class A(a)	3,744	90,904
Costco Wholesale Corp.	8,800	514,976

CVS Caremark Corp.	30,368	1,106,914
Dean Foods Co.	2,640	84,137
Estee Lauder Companies Inc. (The) Class A	2,304	104,855
General Mills Inc.	6,843	399,768
Heinz (H.J.) Co.	6,432	305,327
Hershey Co. (The)	3,344	169,273
Kellogg Co.	4,976	257,707
Kimberly-Clark Corp.	8,976	600,405
Kraft Foods Inc.	31,552	1,112,208
Kroger Co.	13,984	393,370
McCormick & Co. Inc. NVS	2,528	96,519
Molson Coors Brewing Co. Class B	912	84,324
Pepsi Bottling Group Inc.	2,544	85,682
PepsiCo Inc.	32,032	2,077,275
Procter & Gamble Co.	61,936	3,789,865
Reynolds American Inc.	3,344	218,029
Safeway Inc.	8,736	297,286
Sara Lee Corp.	14,416	250,838
SUPERVALU Inc.	4,070	188,522
Sysco Corp.	12,208	402,742
Tyson Foods Inc. Class A	4,880	112,435
UST Inc.	3,136	168,435
Walgreen Co.	19,696	857,564
Wal-Mart Stores Inc.	47,680	2,293,885
Whole Foods Market Inc.	2,752	105,402
Wrigley (William Jr.) Co.	4,243	234,680

		24,405,199

TOTAL COMMON STOCKS
(Cost: $42,259,071)		45,246,232

Security	Shares	Value

PREFERRED STOCKS—1.02%

BRAZIL—0.61%
Companhia de Bebidas das Americas ADR	4,032	282,240

		282,240
GERMANY—0.41%
Henkel KGaA	3,552	187,520

		187,520

TOTAL PREFERRED STOCKS
(Cost: $361,907)		469,760

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	21,432	21,432

		21,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,432)		21,432

TOTAL INVESTMENTS IN SECURITIES—99.67%
(Cost: $42,642,410)	45,737,424
Other Assets, Less Liabilities—0.33%	150,966

NET ASSETS—100.00%	$45,888,390

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—98.28%

ARGENTINA—0.43%
Tenaris SA ADR	75,025	$3,673,224

		3,673,224
AUSTRALIA—1.07%
Origin Energy Ltd.	234,620	1,978,573
Santos Ltd.	178,752	2,114,046
Woodside Petroleum Ltd.	133,248	5,171,928

		9,264,547
AUSTRIA—0.40%
OMV AG	52,088	3,481,495

		3,481,495
CANADA—9.96%
Cameco Corp.	105,767	5,369,136
Canadian Natural Resources Ltd.	162,546	10,815,517
Canadian Oil Sands Trust	140,297	4,344,426
Enbridge Inc.	110,789	3,738,966
EnCana Corp.	236,341	14,557,050
Husky Energy Inc.	44,821	3,695,231
Imperial Oil Ltd.	86,808	4,046,824
Nexen Inc.	154,999	4,808,430
Penn West Energy Trust	65,276	2,185,787
Petro-Canada	147,636	7,876,233
Suncor Energy Inc.	140,376	12,663,202
Talisman Energy Inc.	334,096	6,469,920
TransCanada Corp.	151,017	5,201,657

		85,772,379
CHINA—1.03%
PetroChina Co. Ltd. ADR	59,589	8,859,692

		8,859,692
FRANCE—7.13%
Technip SA	32,002	2,649,404
Total SA	721,662	58,731,843

		61,381,247
HONG KONG—0.67%
CNOOC Ltd.	5,088,000	5,766,213

		5,766,213
ITALY—3.60%
Eni SpA	788,037	28,629,223
Saipem SpA	69,209	2,370,405

		30,999,628
JAPAN—0.52%
Nippon Oil Corp.	342,000	3,173,667
TonenGeneral Sekiyu K.K.	133,000	1,295,591

		4,469,258

NORWAY—1.71%
Norsk Hydro ASA SP ADR	231,936	8,876,191
Statoil ASA SP ADR	188,021	5,830,531

		14,706,722
SPAIN—1.28%
Repsol YPF SA	141,779	5,600,779
Repsol YPF SA SP ADR	140,705	5,445,283

		11,046,062
UNITED KINGDOM—19.53%
BG Group PLC	1,087,009	17,916,262
BP PLC	5,830,242	70,535,961
Royal Dutch Shell PLC Class A	1,104,985	45,093,509
Royal Dutch Shell PLC Class B	829,068	34,648,634

		168,194,366
UNITED STATES—50.95%
Anadarko Petroleum Corp.	138,527	7,202,019
Apache Corp.	99,316	8,103,192
Baker Hughes Inc.	97,666	8,216,641
BJ Services Co.	90,540	2,574,958
Chesapeake Energy Corp.	123,319	4,266,837
Chevron Corp.	651,429	54,876,379
ConocoPhillips	496,204	38,952,014
CONSOL Energy Inc.	55,540	2,560,949
Devon Energy Corp.	133,772	10,473,010
El Paso Corp.	212,269	3,657,395
ENSCO International Inc.	44,964	2,743,254
EOG Resources Inc.	73,448	5,366,111
Exxon Mobil Corp.	1,725,629	144,745,761
Halliburton Co.	278,621	9,612,425
Hess Corp.	82,064	4,838,493
Marathon Oil Corp.	207,394	12,435,344
Murphy Oil Corp.	55,705	3,311,105
Nabors Industries Ltd.(a)	85,699	2,860,633
National Oilwell Varco Inc.(a)	53,816	5,609,780
Noble Corp.	42,659	4,160,106
Occidental Petroleum Corp.	255,952	14,814,502
Peabody Energy Corp.	80,425	3,890,961
Rowan Companies Inc.	33,895	1,389,017
Schlumberger Ltd.	358,932	30,487,684
Smith International Inc.	60,424	3,543,263
Spectra Energy Corp.	186,653	4,845,512
Sunoco Inc.	35,952	2,864,655
Transocean Inc.(a)	88,809	9,411,978
Valero Energy Corp.	170,447	12,589,215
Weatherford International Ltd.(a)	102,646	5,670,165
Williams Companies Inc. (The)	181,807	5,748,737
XTO Energy Inc.	114,786	6,898,639

		438,720,734

TOTAL COMMON STOCKS
(Cost: $665,509,657)		846,335,567

Security	Shares	Value

PREFERRED STOCKS—1.47%

BRAZIL—1.47%
Petroleo Brasileiro SA SP ADR	118,194	12,608,936

		12,608,936

TOTAL PREFERRED STOCKS
(Cost: $7,806,841)		12,608,936

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	273,176	273,176

		273,176

TOTAL SHORT-TERM INVESTMENTS
(Cost: $273,176)		273,176

TOTAL INVESTMENTS IN SECURITIES—99.78%
(Cost: $673,589,674)		859,217,679
Other Assets, Less Liabilities—0.22%		1,905,910

NET ASSETS—100.00%		$861,123,589

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—98.98%

AUSTRALIA—5.33%
AMP Ltd.	89,924	$772,070
ASX Ltd.	4,567	188,695
Australia & New Zealand Banking Group Ltd.	79,992	1,967,413
AXA Asia Pacific Holdings Ltd.	61,920	390,320
Centro Properties Group	28,360	204,515
Commonwealth Bank of Australia	62,352	2,922,694
GPT Group	105,336	416,450
Insurance Australia Group Ltd.	86,256	417,124
Lend Lease Corp. Ltd.	22,608	355,609
Macquarie Bank Ltd.	11,307	815,393
Macquarie Goodman Group	57,104	325,564
Mirvac Group	47,232	228,408
National Australia Bank Ltd.	76,248	2,653,535
QBE Insurance Group Ltd.	38,304	1,013,910
St. George Bank Ltd.	26,856	807,259
Stockland	61,992	428,641
Suncorp-Metway Ltd.	38,756	663,201
Westfield Group	77,112	1,305,820
Westpac Banking Corp.	83,448	1,816,658

		17,693,279
AUSTRIA—0.23%
Erste Bank der Oesterreichischen Sparkassen AG	9,792	764,381

		764,381
BELGIUM—1.69%
Dexia SA	38,232	1,198,430
Fortis	58,349	2,483,090
Groupe Bruxelles Lambert SA	4,356	542,942
KBC Group NV	10,097	1,363,923

		5,588,385
BRAZIL—0.18%
Unibanco - Uniao de Bancos Brasileiros SA GDR	5,328	601,371

		601,371
CANADA—4.69%
Bank of Montreal	20,880	1,342,601
Bank of Nova Scotia	45,504	2,219,697
Brookfield Asset Management Inc. Class A	21,384	856,566
Canadian Imperial Bank of Commerce	15,912	1,435,857
Manulife Financial Corp.	72,302	2,707,884
National Bank of Canada	8,280	477,691
Royal Bank of Canada	58,536	3,115,683
Sun Life Financial Inc.	24,984	1,192,186
Toronto-Dominion Bank	32,040	2,194,533

		15,542,698

CHILE—0.14%
Banco de Chile ADR	4,732	253,209
Banco Santander Chile SA ADR	4,322	214,112

		467,321
CHINA—0.57%
China Construction Bank Class H	1,656,000	1,139,600
Industrial & Commercial Bank of China Class H	1,372,000	761,647

		1,901,247
DENMARK—0.26%
Danske Bank A/S	20,808	853,437

		853,437
FINLAND—0.15%
Sampo OYJ	17,129	494,133

		494,133
FRANCE—4.09%
AXA	84,168	3,638,676
BNP Paribas	37,224	4,442,111
Credit Agricole SA	30,569	1,246,393
Societe Generale Class A	18,043	3,351,327
Unibail-Rodamco	3,384	869,035

		13,547,542
GERMANY—4.01%
Allianz SE	19,944	4,675,711
Commerzbank AG	30,168	1,445,983
Deutsche Bank AG	24,192	3,522,423
Deutsche Boerse AG	10,512	1,188,997
Hypo Real Estate Holding AG	6,336	410,826
MLP AG	4,664	89,760
Muenchener Rueckversicherungs-Gesellschaft AG	10,728	1,973,216

		13,306,916
GREECE—0.50%
National Bank of Greece SA ADR	145,630	1,668,920

		1,668,920
HONG KONG—1.00%
BOC Hong Kong Holdings Ltd.	216,000	514,450
Cheung Kong (Holdings) Ltd.	72,000	943,067
Hang Seng Bank Ltd.	43,200	584,628
Sun Hung Kai Properties Ltd.	72,000	866,627
Swire Pacific Ltd. Class A	36,000	400,159

		3,308,931
IRELAND—0.85%
Allied Irish Banks PLC	41,328	1,134,172
Anglo Irish Bank Corp. PLC	34,992	718,328
Bank of Ireland	47,664	961,727

		2,814,227
ITALY—4.00%
Alleanza Assicurazioni SpA	27,288	356,745
Assicurazioni Generali SpA	56,796	2,282,766
Banca Monte dei Paschi di Siena SpA(a)	54,137	366,670
Banco Popolare di Verona e Novara Scrl(a)	30,590	881,626
Capitalia SpA	75,989	756,361
Intesa Sanpaolo SpA	424,800	3,172,636
Mediobanca SpA	15,898	362,002

Mediolanum SpA(a)	18,936	158,047
UniCredito Italiano SpA German	467,352	4,184,738
Unione di Banche Italiane ScpA	28,923	736,318

		13,257,909
JAPAN—7.13%
Acom Co. Ltd.	3,600	128,847
Daiwa Securities Group Inc.	61,000	648,553
Millea Holdings Inc.	36,000	1,475,040
Mitsubishi Estate Co. Ltd.	53,000	1,437,710
Mitsubishi UFJ Financial Group Inc.	448	4,933,641
Mitsui Fudosan Co. Ltd.	35,000	980,607
Mitsui Sumitomo Insurance Co. Ltd.	72,000	922,337
Mizuho Financial Group Inc.	509	3,515,746
Nikko Cordial Corp.	36,000	469,622
Nipponkoa Insurance Co. Ltd.	33,000	296,611
Nomura Holdings Inc.	91,500	1,778,210
ORIX Corp.	4,320	1,135,139
Promise Co. Ltd.	3,600	110,774
Sompo Japan Insurance Inc.	40,000	488,765
Sumitomo Mitsui Financial Group Inc.	351	3,268,553
Sumitomo Realty & Development Co. Ltd.	20,000	651,039
Sumitomo Trust and Banking Co. Ltd. (The)	72,000	685,048
T&D Holdings Inc.	10,800	728,483

		23,654,725
NETHERLANDS—2.91%
ABN AMRO Holding NV	88,344	4,062,607
Aegon NV	57,096	1,128,905
ING Groep NV	100,584	4,454,316

		9,645,828
NORWAY—0.11%
DnB NOR ASA	28,872	372,488

		372,488
PORTUGAL—0.40%
Banco Comercial Portugues SA Class R	193,968	1,084,529
Banco Espirito Santo SA	11,016	245,184

		1,329,713
SINGAPORE—0.74%
DBS Group Holdings Ltd.	67,000	998,790
Oversea-Chinese Banking Corp.	72,000	430,743
United Overseas Bank Ltd.	72,000	1,035,667

		2,465,200
SOUTH KOREA—0.64%
Kookmin Bank SP ADR	24,211	2,123,789

		2,123,789
SPAIN—3.42%
Banco Bilbao Vizcaya Argentaria SA	162,864	4,003,199
Banco Popular Espanol SA	53,928	1,006,545
Banco Sabadell SA(a)	49,940	549,689
Banco Santander Central Hispano SA	292,331	5,404,917
Bankinter SA	4,248	380,946

		11,345,296
SWEDEN—1.24%
Investor AB Class B	16,848	437,342
Nordea Bank AB	100,077	1,568,902
Skandinaviska Enskilda Banken AB Class A	22,968	743,583
Svenska Handelsbanken AB Class A	20,520	576,051

Swedbank AB	21,816	792,187

		4,118,065
SWITZERLAND—4.37%
Baloise Holding Registered	2,776	274,293
Credit Suisse Group Registered	56,315	4,013,638
Julius Baer Holding AG	7,704	552,531
Swiss Life Holding	1,618	427,735
Swiss Reinsurance Co. Registered	16,774	1,531,503
UBS AG Registered	93,528	5,616,564
Zurich Financial Services AG Registered	6,696	2,072,012

		14,488,276
UNITED KINGDOM—11.71%
Alliance & Leicester PLC	12,600	279,597
Aviva PLC	115,704	1,725,981
Barclays PLC(b)	296,280	4,137,312
British Land Co. PLC	25,632	689,119
Friends Provident PLC	96,840	348,177
Hammerson PLC	15,048	432,947
HBOS PLC	173,920	3,438,847
HSBC Holdings PLC	537,181	9,861,624
INVESCO PLC	41,112	533,266
Land Securities Group PLC	22,755	795,758
Legal & General Group PLC	295,488	889,871
Lloyds TSB Group PLC	258,624	2,885,030
Man Group PLC	90,008	1,099,778
Northern Rock PLC	18,792	327,265
Old Mutual PLC	245,088	830,536
Provident Financial PLC	13,032	183,681
Prudential PLC	112,752	1,615,211
Royal Bank of Scotland Group PLC	435,240	5,527,633
Schroders PLC	8,280	212,807
Sergo PLC	21,744	272,663
Standard Chartered PLC	51,768	1,692,995
Standard Life PLC	90,078	596,854
3i Group PLC	19,368	452,707

		38,829,659
UNITED STATES—38.62%
ACE Ltd.	15,048	940,801
AFLAC Inc.	22,680	1,165,752
Allstate Corp. (The)	29,118	1,791,048
Ambac Financial Group Inc.	5,544	483,381
American Express Co.	56,160	3,435,869
American International Group Inc.	119,088	8,339,733
Ameriprise Financial Inc.	11,232	714,018
Aon Corp.	14,334	610,772
Apartment Investment & Management Co. Class A	5,472	275,898
Archstone-Smith Trust	9,072	536,246
Assurant Inc.	1,885	111,064
AvalonBay Communities Inc.	3,384	402,290
Bank of America Corp.	202,824	9,916,065
Bank of New York Co. Inc. (The)	35,891	1,487,323
BB&T Corp.	26,352	1,071,999
Bear Stearns Companies Inc. (The)	5,472	766,080
Boston Properties Inc.	4,986	509,220
Capital One Financial Corp.	18,936	1,485,340
CB Richard Ellis Group Inc. Class A(c)	7,779	283,934
Chicago Mercantile Exchange Holdings Inc.	1,584	846,426
Chubb Corp.	18,432	997,908
Cincinnati Financial Corp.	8,136	353,102
CIT Group Inc.	10,080	552,686

Citigroup Inc.	224,518	11,515,528
Comerica Inc.	7,344	436,748
Commerce Bancorp Inc.	8,136	300,951
Compass Bancshares Inc.	5,904	407,258
Countrywide Financial Corp.	28,512	1,036,411
E*TRADE Financial Corp.(c)	19,008	419,887
Equity Residential	12,600	574,938
Federal Home Loan Mortgage Corp.	31,536	1,914,235
Federal National Mortgage Association	44,352	2,897,516
Federated Investors Inc. Class B	4,752	182,144
Fifth Third Bancorp	24,480	973,570
First Horizon National Corp.	6,120	238,680
Franklin Resources Inc.	7,272	963,322
General Growth Properties Inc.	11,189	592,458
Genworth Financial Inc. Class A	18,864	648,922
Goldman Sachs Group Inc. (The)	18,989	4,115,866
Hartford Financial Services Group Inc. (The)	14,472	1,425,637
Host Hotels & Resorts Inc.	22,462	519,321
Hudson City Bancorp Inc.	19,819	242,188
Huntington Bancshares Inc.	11,160	253,778
Janus Capital Group Inc.	9,936	276,618
JPMorgan Chase & Co.	158,432	7,676,030
KeyCorp	20,232	694,565
Kimco Realty Corp.	9,000	342,630
Legg Mason Inc.	5,976	587,919
Lehman Brothers Holdings Inc.	23,616	1,759,864
Lincoln National Corp.	12,345	875,878
Loews Corp.	20,304	1,035,098
M&T Bank Corp.	4,896	523,382
Marsh & McLennan Companies Inc.	25,060	773,853
Marshall & Ilsley Corp.	10,008	476,681
MBIA Inc.	6,768	421,105
Mellon Financial Corp.	19,368	852,192
Merrill Lynch & Co. Inc.	39,835	3,329,409
MetLife Inc.	33,552	2,163,433
MGIC Investment Corp.	4,320	245,635
Moody’s Corp.	10,080	626,976
Morgan Stanley	49,488	4,151,053
National City Corp.	26,928	897,241
Northern Trust Corp.	7,848	504,156
Plum Creek Timber Co. Inc.	9,504	395,937
PNC Financial Services Group Inc. (The)	15,254	1,091,881
Principal Financial Group Inc.	13,104	763,832
Progressive Corp. (The)	33,552	802,899
ProLogis	11,150	634,435
Prudential Financial Inc.	21,168	2,058,165
Public Storage	5,256	403,766
Regions Financial Corp.	32,256	1,067,674
Rowe (T.) Price Group Inc.	10,512	545,468
SAFECO Corp.	6,408	398,962
Schwab (Charles) Corp. (The)	50,375	1,033,695
Simon Property Group Inc.	9,734	905,651
SLM Corp.	18,288	1,053,023
Sovereign Bancorp Inc.	19,109	403,964
State Street Corp.	16,056	1,098,230
SunTrust Banks Inc.	16,272	1,395,161
Synovus Financial Corp.	15,696	481,867
Torchmark Corp.	5,328	356,976
Travelers Companies Inc. (The)	31,736	1,697,876
U.S. Bancorp	84,023	2,768,558
Unum Group	15,408	402,303
Vornado Realty Trust	5,688	624,770
Wachovia Corp.	87,992	4,509,590
Washington Mutual Inc.	42,192	1,799,067

Wells Fargo & Co.	152,352	5,358,220
XL Capital Ltd. Class A	8,496	716,128
Zions Bancorporation	4,752	365,476

		128,083,605

TOTAL COMMON STOCKS
(Cost: $274,041,528)		328,267,341

Security	Shares	Value

PREFERRED STOCKS—0.70%

BRAZIL—0.70%
Banco Bradesco SA SP ADR	48,096	1,159,594
Banco Itau Holding Financiera SA ADR	26,352	1,171,083

		2,330,677

TOTAL PREFERRED STOCKS
(Cost: $1,336,248)		2,330,677

Security	Shares	Value

RIGHTS—0.00%

AUSTRALIA—0.00%
Westfield Group(d)	6,704	1

		1

TOTAL RIGHTS
(Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.36%

MONEY MARKET FUNDS—0.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(e)	60,549	60,549
BGI Cash Premier Fund LLC
5.33%(b)(e)(f)	1,141,066	1,141,066

		1,201,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,201,615)		1,201,615

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $276,579,391)		331,799,634
Other Assets, Less Liabilities—(0.04)%		(132,845)

NET ASSETS—100.00%		$331,666,789

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Affiliated issuer. See Note 2.
(c)	Non-income earning security.
(d)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.75%

AUSTRALIA—0.56%
CSL Ltd.	57,860	$4,319,781

		4,319,781
BELGIUM—0.40%
AGFA-Gevaert NV	40,806	1,055,918
UCB SA	34,453	2,040,362

		3,096,280
CANADA—0.25%
Biovail Corp.	43,659	1,114,305
MDS Inc.	38,924	794,032

		1,908,337
DENMARK—0.89%
Novo Nordisk A/S Class B	62,858	6,844,543

		6,844,543
FRANCE—3.78%
Essilor International SA	32,876	3,923,688
Sanofi-Aventis	307,710	24,976,222

		28,899,910
GERMANY—0.72%
Fresenius Medical Care AG & Co. KGaA	58,124	2,679,184
Merck KGaA	20,515	2,827,452

		5,506,636
IRELAND—0.42%
Elan Corp. PLC(a)	147,543	3,208,154

		3,208,154
JAPAN—4.63%
Astellas Pharma Inc.	158,435	6,876,486
Daiichi Sankyo Co. Ltd.	207,693	5,499,462
Eisai Co. Ltd.	79,800	3,476,449
Taisho Pharmaceutical Co. Ltd.	59,000	1,168,104
Takeda Pharmaceutical Co. Ltd.	255,000	16,436,293
Terumo Corp.	51,800	1,996,583

		35,453,377
SWITZERLAND—12.25%
Nobel Biocare Holding AG	8,348	2,727,949
Novartis AG Registered	863,166	48,595,344
Roche Holding AG	222,235	39,420,601
Roche Holding AG Bearer	15,180	3,027,082

		93,770,976

UNITED KINGDOM—10.57%
AstraZeneca PLC	474,190	25,525,824
GlaxoSmithKline PLC	1,808,388	47,348,783
Shire PLC	174,896	4,354,701
Smith & Nephew PLC	295,086	3,664,763

		80,894,071
UNITED STATES—65.28%
Abbott Laboratories	487,077	26,082,972
Aetna Inc.	163,323	8,068,156
Allergan Inc.	97,310	5,608,948
AmerisourceBergen Corp.	60,490	2,992,440
Amgen Inc.(a)	366,885	20,285,072
Applera Corp. - Applied Biosystems Group	58,276	1,779,749
Bard (C.R.) Inc.	32,705	2,702,414
Barr Pharmaceuticals Inc.(a)	34,716	1,743,785
Bausch & Lomb Inc.	17,146	1,190,618
Baxter International Inc.	206,192	11,616,857
Becton, Dickinson and Co.	77,585	5,780,082
Biogen Idec Inc.(a)	90,473	4,840,305
Biomet Inc.	77,585	3,547,186
Boston Scientific Corp.(a)	375,302	5,757,133
Bristol-Myers Squibb Co.	622,785	19,655,095
Cardinal Health Inc.	121,769	8,601,762
Celgene Corp.(a)	120,192	6,890,607
CIGNA Corp.	90,998	4,751,916
Coventry Health Care Inc.(a)	49,444	2,850,447
Covidien Ltd.	156,760	6,756,356
Express Scripts Inc.(a)	86,264	4,314,063
Forest Laboratories Inc.(a)	100,467	4,586,319
Genzyme Corp.(a)	83,109	5,352,220
Gilead Sciences Inc.(a)	295,350	11,450,719
Hospira Inc.(a)	49,181	1,920,026
Humana Inc.(a)	53,127	3,235,966
IMS Health Inc.	61,806	1,985,827
Johnson & Johnson	916,030	56,445,769
King Pharmaceuticals Inc.(a)	77,252	1,580,576
Laboratory Corp. of America Holdings(a)	37,346	2,922,698
Lilly (Eli) & Co.	311,919	17,430,034
Manor Care Inc.	23,218	1,515,903
McKesson Corp.	93,366	5,568,348
Medco Health Solutions Inc.(a)	88,631	6,912,332
Medtronic Inc.	364,255	18,890,264
Merck & Co. Inc.	685,379	34,131,874
Millipore Corp.(a)	17,146	1,287,493
Mylan Laboratories Inc.	78,901	1,435,209
Patterson Companies Inc.(a)	44,039	1,641,334
PerkinElmer Inc.	37,873	986,970
Pfizer Inc.	2,219,721	56,758,266
Quest Diagnostics Inc.	49,970	2,580,950
Schering-Plough Corp.	471,033	14,338,245
St. Jude Medical Inc.(a)	107,042	4,441,173
Stryker Corp.	94,417	5,956,769
Tenet Healthcare Corp.(a)	149,488	973,167
Thermo Fisher Scientific Inc.(a)	133,341	6,896,397
UnitedHealth Group Inc.	423,694	21,667,711
Varian Medical Systems Inc.(a)	40,240	1,710,602
Waters Corp.(a)	31,823	1,889,013
Watson Pharmaceuticals Inc.(a)	32,349	1,052,313

WellPoint Inc.(a)	194,094	15,494,524
Wyeth	425,535	24,400,177
Zimmer Holdings Inc.(a)	74,955	6,362,930

		499,618,081

TOTAL COMMON STOCKS
(Cost: $702,425,749)		763,520,146

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	188,459	188,459

		188,459

TOTAL SHORT-TERM INVESTMENTS
(Cost: $188,459)		188,459

TOTAL INVESTMENTS IN SECURITIES—99.78%
(Cost: $702,614,208)		763,708,605
Other Assets, Less Liabilities—0.22%		1,693,812

NET ASSETS—100.00%		$765,402,417

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—100.92%

AUSTRALIA—2.70%
Asciano Group(a)	8,645	$74,298
Brambles Ltd.(a)	22,399	231,460
Macquarie Airports	21,151	72,496
Macquarie Infrastructure Group	36,140	110,380
Qantas Airways Ltd.	34,372	163,303
Toll Holdings Ltd.	9,737	119,700
Transurban Group	16,536	112,373
Wesfarmers Ltd.	6,292	244,113

		1,128,123
BRAZIL—0.18%
Empresa Brasileira de Aeronautica SA ADR	1,573	75,834

		75,834
CANADA—1.65%
ACE Aviation Holdings Inc. Class A(a)	1,508	38,077
Aeroplan Income Fund(b)	108	2,155
Bombardier Inc. Class B(a)	21,671	130,383
Canadian National Railway Co.	7,164	365,019
Canadian Pacific Railway Ltd.	2,184	151,048
Jazz Air Income Fund(b)	133	1,024

		687,706
DENMARK—0.80%
A.P. Moller - Maersk A/S	13	156,891
Vestas Wind Systems A/S(a)	2,665	176,048

		332,939
FINLAND—0.28%
Metso OYJ	1,976	116,942

		116,942
FRANCE—5.85%
Air France-KLM	2,158	100,812
ALSTOM(a)	1,456	244,266
Compagnie de Saint-Gobain	5,135	578,177
European Aeronautic Defence and Space Co.	5,642	183,790
Safran SA	2,652	68,016
Schneider Electric SA	3,537	497,418
Thales SA	1,274	77,978
Vallourec SA	546	175,656
Vinci SA	6,851	513,335

		2,439,448
GERMANY—5.98%
Deutsche Lufthansa AG	3,289	92,215
Deutsche Post AG	10,933	354,816

MAN AG	1,695	244,393
Siemens AG	12,532	1,803,707

		2,495,131
HONG KONG—1.04%
Cathay Pacific Airways Ltd.	14,000	34,848
Citic Pacific Ltd.	13,000	65,267
Hutchison Whampoa Ltd.	29,000	288,038
MTR Corp. Ltd.	19,500	46,194

		434,347
ITALY—0.74%
Atlantia SpA	3,991	132,703
Finmeccanica SpA	4,069	125,460
Pirelli & C. SpA(a)	42,913	51,233

		309,396
JAPAN—14.63%
All Nippon Airways Co. Ltd.	26,000	98,741
Asahi Glass Co. Ltd.	13,000	175,165
Central Japan Railway Co.	26	273,695
Dai Nippon Printing Co. Ltd.	8,000	119,130
Daikin Industries Ltd.	3,900	141,795
East Japan Railway Co.	44	338,475
Fanuc Ltd.	2,600	267,800
Fujikura Ltd.	3,000	22,276
Furukawa Electric Co. Ltd. (The)	9,000	49,630
ITOCHU Corp.	18,000	208,138
Japan Airlines Corp.(a)	29,000	54,480
JS Group Corp.	3,900	78,951
Kajima Corp.	13,000	54,318
Kawasaki Heavy Industries Ltd.	26,000	106,110
Kintetsu Corp.	26,000	78,108
Komatsu Ltd.	13,000	376,857
Kubota Corp.	14,000	113,365
Marubeni Corp.	20,000	164,379
Matsushita Electric Works Ltd.	3,000	38,285
Mitsubishi Corp.	20,800	544,022
Mitsubishi Electric Corp.	26,000	240,431
Mitsubishi Heavy Industries Ltd.	52,000	333,066
Mitsui & Co. Ltd.	21,000	417,466
Mitsui O.S.K. Lines Ltd.	15,000	203,328
NGK Insulators Ltd.	3,000	73,606
Nippon Express Co. Ltd.	13,000	73,792
Nippon Yusen Kabushiki Kaisha	14,000	128,216
NSK Ltd.	4,000	41,330
Obayashi Corp.	13,000	70,740
Odakyu Electric Railway Co. Ltd.	13,000	80,003
Secom Co. Ltd.	2,800	131,730
Shimizu Corp.	9,000	52,107
SMC Corp.	700	92,959
Sumitomo Corp.	16,900	307,907
Sumitomo Electric Industries Ltd.	10,400	154,617
Taisei Corp.	13,000	43,896
Tokyu Corp.	13,000	86,740
Toppan Printing Co. Ltd.	8,000	85,833
TOTO Ltd.	2,000	17,280
West Japan Railway Co.	26	120,847
Yamato Holdings Co. Ltd.	3,000	42,342

		6,101,956

MEXICO—0.26%
Alfa SAB de CV Class A	5,200	40,928
Grupo Carso SA de CV Series A1	16,900	65,489

		106,417
NETHERLANDS—0.95%
Corporate Express NV	2,652	40,759
Randstad Holding NV	1,118	88,859
TNT NV	5,915	267,056

		396,674
NORWAY—0.64%
Orkla ASA	12,904	244,694
Tomra Systems ASA	2,509	21,962

		266,656
PORTUGAL—0.14%
Brisa-Auto Estradas de Portugal SA	4,254	57,165

		57,165
SINGAPORE—0.65%
Keppel Corp Ltd.	15,000	122,593
Singapore Airlines Ltd.	8,000	98,336
Singapore Technologies Engineering Ltd.	21,000	49,430

		270,359
SPAIN—1.45%
Abertis Infraestructuras SA(c)	5,876	182,762
Actividades de Construcciones y Servicios SA	3,614	230,964
Grupo Ferrovial SA(c)	845	83,366
Sacyr Vallehermoso SA(c)	2,227	107,464

		604,556
SWEDEN—3.70%
Assa Abloy AB Class B	4,797	105,983
Atlas Copco AB Class A	9,438	158,282
Sandvik AB	14,950	303,046
Scania AB Class B	6,201	151,923
Securitas AB Class B	5,395	85,757
Skanska AB Class B	5,278	113,531
SKF AB	5,590	117,797
Volvo AB Class A	8,125	167,069
Volvo AB Class B	16,960	338,844

		1,542,232
SWITZERLAND—2.11%
ABB Ltd. Registered	32,318	733,062
Adecco SA Registered	1,911	148,049

		881,111
UNITED KINGDOM—5.05%
BAE Systems PLC	47,723	387,784
BBA Aviation PLC	5,902	32,298
Biffa PLC	4,940	26,909
British Airways PLC(a)	8,749	73,462
Bunzl PLC	6,669	93,060
Capita Group PLC	9,191	133,877
Cobham PLC	15,848	64,706
Cookson Group PLC	3,315	47,156
Experian Group Ltd.	14,365	181,430
FirstGroup PLC	6,422	86,070

G4S PLC	16,497	70,004
Hays PLC	21,619	74,280
IMI PLC	6,084	72,691
Invensys PLC(a)	12,285	94,402
Rentokil Initial PLC	26,390	84,981
Rolls-Royce Group PLC(a)	25,805	278,802
Smiths Group PLC Deferred(b)	7,452	2
Tomkins PLC	11,323	59,067
Wolseley PLC	10,088	243,286

		2,104,267
UNITED STATES—52.12%
Allied Waste Industries Inc.(a)	3,952	53,194
American Standard Companies Inc.	2,457	144,914
Avery Dennison Corp.	1,404	93,338
Boeing Co. (The)	11,141	1,071,319
Burlington Northern Santa Fe Corp.	5,083	432,767
C.H. Robinson Worldwide Inc.	2,587	135,869
Caterpillar Inc.	9,126	714,566
Cintas Corp.	2,080	82,014
Cooper Industries Ltd.	2,769	158,082
CSX Corp.	6,175	278,369
Cummins Inc.	1,534	155,256
Danaher Corp.	3,445	260,097
Deere & Co.	3,224	389,266
Donnelley (R.R.) & Sons Co.	3,237	140,842
Dover Corp.	2,873	146,954
Eaton Corp.	2,054	191,022
Emerson Electric Co.	11,921	557,903
Equifax Inc.	1,950	86,619
FedEx Corp.	4,459	494,815
Fluor Corp.	1,248	138,990
General Dynamics Corp.	5,694	445,385
General Electric Co.	144,573	5,534,254
Goodrich Corp.	1,742	103,754
Grainger (W.W.) Inc.	1,027	95,562
Honeywell International Inc.	11,167	628,479
Illinois Tool Works Inc.	5,928	321,238
Ingersoll-Rand Co. Class A	4,342	238,028
ITT Industries Inc.	2,600	177,528
L-3 Communications Holdings Inc.	1,729	168,387
Lockheed Martin Corp.	5,031	473,568
Masco Corp.	5,434	154,706
Monster Worldwide Inc.(a)	1,898	78,008
Norfolk Southern Corp.	5,616	295,233
Northrop Grumman Corp.	4,888	380,629
PACCAR Inc.	3,601	313,431
Pall Corp.	1,742	80,115
Parker Hannifin Corp.	1,638	160,377
Pitney Bowes Inc.	3,432	160,686
Precision Castparts Corp.	1,924	233,497
Raytheon Co.	6,214	334,872
Robert Half International Inc.	2,522	92,053
Rockwell Automation Inc.	2,431	168,809
Rockwell Collins Inc.	2,353	166,216
Ryder System Inc.	806	43,363
Southwest Airlines Co.	11,622	173,284
Terex Corp.(a)	1,497	121,706
Textron Inc.	1,820	200,400
3M Co.	10,413	903,744
Tyco International Ltd.	27,820	940,038

Union Pacific Corp.	3,822	440,103
United Parcel Service Inc. Class B	14,939	1,090,547
United Technologies Corp.	13,936	988,480
Waste Management Inc.	7,800	304,590

		21,737,266

TOTAL COMMON STOCKS
(Cost: $38,130,217)		42,088,525

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.49%

MONEY MARKET FUNDS—0.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	8,964	8,964
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	196,839	196,839

		205,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $205,803)		205,803

TOTAL INVESTMENTS IN SECURITIES—101.41%
(Cost: $38,336,020)		42,294,328

SHORT POSITIONS(g)—(1.37)%

COMMON STOCKS—(1.37)%
Covidien Ltd.	(6,955)	(299,761)
Tyco Electronics Ltd.	(6,955)	(271,662)

		(571,423)

TOTAL SHORT POSITIONS
(Proceeds: $571,414)		(571,423)
Other Assets, Less Liabilities—(0.04)%		(18,201)

NET ASSETS—100.00%		$41,704,704

ADR  -  American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occuring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—97.41%

AUSTRALIA—9.62%
Alumina Ltd.	109,563	$724,106
Amcor Ltd.	97,792	619,761
BHP Billiton Ltd.	342,122	10,167,678
BlueScope Steel Ltd.	64,920	569,508
Boral Ltd.	70,897	527,507
Newcrest Mining Ltd.	34,665	672,014
Orica Ltd.	37,414	945,913
Rinker Group Ltd.	91,641	1,464,777
Rio Tinto Ltd.	27,010	2,263,801
Zinifex Ltd.	47,740	762,259

		18,717,324
BELGIUM—0.39%
Solvay SA	4,816	759,826

		759,826
BRAZIL—2.06%
Companhia Siderurgica Nacional SA SP ADR	16,118	833,623
Companhia Vale do Rio Doce ADR	71,391	3,180,469

		4,014,092
CANADA—8.09%
Agnico-Eagle Mines Ltd.	12,019	437,486
Agrium Inc.	15,138	664,435
Alcan Inc.	35,696	2,916,082
Barrick Gold Corp.	86,650	2,523,541
First Quantum Minerals Ltd.	5,899	504,084
Fording Canadian Coal Trust	9,310	306,322
Goldcorp Inc.	71,894	1,709,235
IPSCO Inc.	4,301	680,923
Kinross Gold Corp.(a)	58,701	683,718
Lundin Mining Corp.(a)	21,382	258,494
Nova Chemicals Corp.	12,123	433,978
Potash Corp. of Saskatchewan Inc.	32,193	2,520,360
Teck Cominco Ltd. Class B	41,360	1,757,435
Yamana Gold Inc.	30,774	342,239

		15,738,332
CHILE—0.37%
Sociedad Quimica y Minera de Chile SA SP ADR	4,187	720,331

		720,331
FINLAND—1.22%
Stora Enso OYJ Class R	59,235	1,118,398
UPM-Kymmene OYJ	50,986	1,260,122

		2,378,520
FRANCE—3.28%
Lafarge SA	17,284	3,160,629
L’Air Liquide SA	24,426	3,214,403

		6,375,032

GERMANY—8.32%
ALTANA AG	3,905	94,245
BASF AG	50,553	6,638,998
Bayer AG	76,513	5,797,073
Linde AG	11,288	1,360,617
ThyssenKrupp AG	38,612	2,301,266

		16,192,199
IRELAND—1.40%
CRH PLC	54,848	2,713,366

		2,713,366
JAPAN—11.68%
Asahi Kasei Corp.	125,000	819,871
JFE Holdings Inc.	55,900	3,471,825
JSR Corp.	24,500	590,206
Kobe Steel Ltd.	226,000	856,456
Kuraray Co. Ltd.	11,000	128,710
Mitsubishi Chemical Holdings Corp.	112,000	1,026,633
Mitsubishi Materials Corp.	110,000	599,457
Mitsui Chemicals Inc.	70,000	531,115
Mitsui Mining & Smelting Co. Ltd.	61,000	284,514
Nippon Paper Group Inc.	117	388,437
Nippon Steel Corp.	572,000	4,020,373
Nitto Denko Corp.	14,600	735,350
Oji Paper Co. Ltd.	83,000	402,583
Shin-Etsu Chemical Co. Ltd.	38,500	2,746,548
Sumitomo Chemical Co. Ltd.	139,000	931,957
Sumitomo Metal Industries Ltd.	356,000	2,092,846
Sumitomo Metal Mining Co. Ltd.	56,000	1,213,005
Teijin Ltd.	112,000	611,264
Toray Industries Inc.	127,000	936,856
Toyo Seikan Kaisha Ltd.	17,700	341,115

		22,729,121
MEXICO—1.46%
Cemex SA de CV Series CPO(a)	772,847	2,849,493

		2,849,493
NETHERLANDS—4.29%
Akzo Nobel NV	29,050	2,509,373
Arcelor Mittal(b)	75,340	4,736,483
Koninklijke DSM NV	22,504	1,110,856

		8,356,712
PORTUGAL—0.15%
CIMPOR-Cimentos de Portugal SGPS SA	31,372	296,162

		296,162
SOUTH KOREA—2.00%
POSCO ADR	32,472	3,896,640

		3,896,640
SPAIN—0.20%
Acerinox SA	15,840	388,064

		388,064
SWEDEN—0.62%
Holmen AB Class B	6,352	269,098
Svenska Cellulosa AB Class B	56,013	939,377

		1,208,475

SWITZERLAND—2.74%
Ciba Specialty Chemicals AG Registered	7,444	484,382
Clariant AG Registered(a)	25,309	410,941
Givaudan SA Registered	563	555,834
Holcim Ltd. Registered	18,936	2,051,812
Syngenta AG Registered	9,329	1,820,738

		5,323,707
TAIWAN—1.31%
China Steel Corp. SP GDR	106,491	2,548,330

		2,548,330
UNITED KINGDOM—16.66%
Anglo American PLC	149,285	8,820,804
BHP Billiton PLC	239,047	6,666,606
Hanson PLC	67,320	1,456,027
Imperial Chemical Industries PLC	122,616	1,530,186
Johnson Matthey PLC	20,920	710,180
Lonmin PLC	12,608	1,016,902
Rexam PLC	57,936	579,746
Rio Tinto PLC	103,090	7,915,561
Xstrata PLC	62,075	3,720,135

		32,416,147
UNITED STATES—21.55%
Air Products & Chemicals Inc.	22,562	1,813,308
Alcoa Inc.	85,366	3,459,884
Allegheny Technologies Inc.	9,856	1,033,697
Ashland Inc.	3,864	247,103
Ball Corp.	11,846	629,852
Bemis Co. Inc.	8,748	290,259
Dow Chemical Co. (The)	97,436	4,308,620
Du Pont (E.I.) de Nemours and Co.	93,627	4,759,997
Eastman Chemical Co.	9,153	588,812
Ecolab Inc.	18,501	789,993
Freeport-McMoRan Copper & Gold Inc.	37,087	3,071,545
Hercules Inc.(a)	12,328	242,245
International Flavors & Fragrances Inc.	8,480	442,147
International Paper Co.	44,240	1,727,572
MeadWestvaco Corp.	18,098	639,221
Monsanto Co.	54,902	3,708,081
Newmont Mining Corp.	45,772	1,787,854
Nucor Corp.	28,712	1,683,959
Pactiv Corp.(a)	14,300	456,027
PPG Industries Inc.	17,289	1,315,866
Praxair Inc.	32,627	2,348,818
Rohm & Haas Co.	15,908	869,849
Sealed Air Corp.	16,786	520,702
Sigma-Aldrich Corp.	13,866	591,662
Temple-Inland Inc.	10,629	654,002
United States Steel Corp.	11,447	1,244,861
Vulcan Materials Co.	9,188	1,052,393
Weyerhaeuser Co.	21,071	1,663,134

		41,941,463

TOTAL COMMON STOCKS
(Cost: $167,247,930)		189,563,336

Security	Shares	Value

PREFERRED STOCKS—2.38%

BRAZIL—2.38%
Aracruz Celulose SA SP ADR	2,041	135,196
Companhia Vale do Rio Doce SP ADR	95,871	3,614,337
Gerdau SA SP ADR	34,399	884,742

		4,634,275

TOTAL PREFERRED STOCKS
(Cost: $3,809,953)		4,634,275

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.14%

MONEY MARKET FUNDS—2.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%(c)(d)	115,292	115,292
BGI Cash Premier Fund LLC 5.33%(c)(d)(e)	4,045,626	4,045,626

		4,160,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,160,918)		4,160,918

TOTAL INVESTMENTS IN SECURITIES—101.93%
(Cost: $175,218,801)		198,358,529
Other Assets, Less Liabilities—(1.93)%		(3,751,920)

NET ASSETS—100.00%		$194,606,609

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.76%

CANADA—1.59%
Cognos Inc.(a)	8,280	$330,655
Nortel Networks Corp.(a)	33,552	809,979
Research in Motion Ltd.(a)	12,269	2,472,831

		3,613,465
FINLAND—3.88%
Nokia OYJ	313,893	8,821,946

		8,821,946
FRANCE—2.04%
Alcatel-Lucent	177,601	2,489,737
Cap Gemini SA	11,262	826,962
Dassault Systemes SA	5,040	318,285
STMicroelectronics NV	51,408	996,307

		4,631,291
GERMANY—1.97%
Infineon Technologies AG(a)	60,482	1,005,530
SAP AG	67,392	3,464,989

		4,470,519
JAPAN—10.38%
Advantest Corp.	14,400	626,163
Canon Inc.	93,600	5,479,801
Fujitsu Ltd.	146,000	1,073,469
Hirose Electric Co. Ltd.	2,300	302,085
Hitachi Ltd.	238,000	1,686,303
Hoya Corp.	32,500	1,076,359
Keyence Corp.	2,300	501,551
Konica Minolta Holdings Inc.	41,000	603,903
Kyocera Corp.	11,700	1,244,892
Murata Manufacturing Co. Ltd.	15,300	1,150,953
NEC Corp.	158,000	816,260
Nintendo Co. Ltd.	8,400	3,067,655
NTT Data Corp.	97	459,492
Ricoh Co. Ltd.	45,000	1,038,504
Rohm Co. Ltd.	7,600	673,874
TDK Corp.	9,500	916,960
Tokyo Electron Ltd.	12,500	919,066
Toshiba Corp.	224,000	1,949,877

		23,587,167
NETHERLANDS—0.47%
ASML Holding NV(a)	38,736	1,072,456

		1,072,456
SOUTH KOREA—2.72%
Samsung Electronics Co. Ltd. GDR(b)	19,946	6,173,287

		6,173,287

SWEDEN—2.01%
Telefonaktiebolaget LM Ericsson Class B	1,139,719	4,564,062

		4,564,062
TAIWAN—3.20%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	448,308	4,989,668
United Microelectronics Corp. SP ADR	669,696	2,290,360

		7,280,028
UNITED KINGDOM—0.67%
ARM Holdings PLC	115,776	340,301
Electrocomponents PLC	36,000	191,406
LogicaCMG PLC	114,984	350,084
Misys PLC	41,688	196,137
Sage Group PLC	95,616	449,863

		1,527,791
UNITED STATES—70.83%
Adobe Systems Inc.(a)	45,000	1,806,750
Advanced Micro Devices Inc.(a)	42,408	606,434
Affiliated Computer Services Inc. Class A(a)	7,189	407,760
Agilent Technologies Inc.(a)	31,896	1,226,082
Altera Corp.	27,648	611,850
Analog Devices Inc.	26,856	1,010,860
Apple Inc.(a)	66,363	8,098,940
Applied Materials Inc.	107,136	2,128,792
Autodesk Inc.(a)	17,695	833,081
Automatic Data Processing Inc.	42,205	2,045,676
Avaya Inc.(a)	34,776	585,628
BMC Software Inc.(a)	17,352	525,766
Broadcom Corp. Class A(a)	36,720	1,074,060
CA Inc.	31,032	801,557
Ciena Corp.(a)	6,408	231,521
Cisco Systems Inc.(a)	464,024	12,923,068
Citrix Systems Inc.(a)	14,112	475,151
Cognizant Technology Solutions Corp.(a)	11,016	827,191
Computer Sciences Corp.(a)	13,282	785,630
Compuware Corp.(a)	26,785	317,670
Convergys Corp.(a)	10,800	261,792
Corning Inc.(a)	120,922	3,089,557
Dell Inc.(a)	174,123	4,971,212
eBay Inc.(a)	88,260	2,840,207
Electronic Arts Inc.(a)	23,328	1,103,881
Electronic Data Systems Corp.	39,240	1,088,125
EMC Corp.(a)	166,106	3,006,519
Fidelity National Information Services Inc.	12,483	677,577
First Data Corp.	57,752	1,886,758
Fiserv Inc.(a)	12,904	732,947
Google Inc. Class A(a)	16,768	8,776,036
Hewlett-Packard Co.	205,278	9,159,504
Intel Corp.	443,273	10,532,166
International Business Machines Corp.	104,748	11,024,727
Intuit Inc.(a)	27,504	827,320
Jabil Circuit Inc.	14,472	319,397
JDS Uniphase Corp.(a)	16,089	216,075
Juniper Networks Inc.(a)	44,070	1,109,242
KLA-Tencor Corp.	15,624	858,539
Lexmark International Inc. Class A(a)(c)	8,064	397,636
Linear Technology Corp.	19,451	703,737
LSI Corp.(a)	58,501	439,342
Maxim Integrated Products Inc.	24,336	813,066

MEMC Electronic Materials Inc.(a)	18,400	1,124,608
Micron Technology Inc.(a)	57,888	725,337
Microsoft Corp.	660,924	19,477,431
Molex Inc.	12,888	386,769
Motorola Inc.	184,320	3,262,464
National Semiconductor Corp.	22,956	648,966
NCR Corp.(a)	13,464	707,399
Network Appliance Inc.(a)	29,016	847,267
Novell Inc.(a)	24,840	193,504
Novellus Systems Inc.(a)	10,152	288,012
NVIDIA Corp.(a)	27,792	1,148,087
Oracle Corp.(a)	308,160	6,073,834
Paychex Inc.	25,560	999,907
QLogic Corp.(a)	13,392	222,977
QUALCOMM Inc.	127,048	5,512,613
SanDisk Corp.(a)	17,628	862,714
Solectron Corp.(a)	70,776	260,456
Sun Microsystems Inc.(a)	279,531	1,470,333
Symantec Corp.(a)	72,085	1,456,117
Tektronix Inc.	6,192	208,918
Tellabs Inc.(a)	34,128	367,217
Teradyne Inc.(a)	15,984	280,999
Texas Instruments Inc.	110,192	4,146,525
Tyco Electronics Ltd.	34,992	1,366,787
Unisys Corp.(a)	25,344	231,644
VeriSign Inc.(a)	18,576	589,416
Western Union Co.	60,082	1,251,508
Xerox Corp.(a)	76,752	1,418,377
Xilinx Inc.	27,072	724,717
Yahoo! Inc.(a)	94,104	2,553,042

		160,966,774

TOTAL COMMON STOCKS
(Cost: $205,448,095)		226,708,786

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.28%

MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(d)(e)	608,289	608,289
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	28,523	28,523

		636,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $636,812)		636,812

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $206,084,907)		227,345,598
Other Assets, Less Liabilities—(0.04)%		(90,178)

NET ASSETS—100.00%		$227,255,420

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.

(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—98.96%

AUSTRALIA—2.33%
Telstra Corp. Ltd.	1,293,195	$5,035,903
Telstra Corp. Ltd. Installment Receipt	916,228	2,417,490

		7,453,393
AUSTRIA—0.57%
Telekom Austria AG	73,732	1,842,207

		1,842,207
BELGIUM—0.51%
Belgacom SA	36,990	1,641,082

		1,641,082
CANADA—4.94%
BCE Inc.	173,149	6,566,233
Rogers Communications Inc. Class B	115,750	4,942,294
TELUS Corp.	72,298	4,334,142

		15,842,669
CHILE—0.08%
Compania de Telecomunicaciones de Chile SA SP ADR	27,340	260,003

		260,003
FRANCE—4.86%
Bouygues SA	60,408	5,073,710
France Telecom SA	380,808	10,491,725

		15,565,435
GERMANY—3.74%
Deutsche Telekom AG	648,724	11,994,277

		11,994,277
GREECE—0.63%
Hellenic Telecommunications Organization SA SP ADR	129,023	2,006,308

		2,006,308
HONG KONG—3.65%
China Mobile Ltd.	1,089,000	11,693,876

		11,693,876
ITALY—1.90%
Telecom Italia SpA(a)	2,217,023	6,078,227

		6,078,227
JAPAN—5.94%
Nippon Telegraph and Telephone Corp.	2,244	9,939,415
NTT DoCoMo Inc.	3,650	5,763,391
SoftBank Corp.(a)	154,300	3,323,519

		19,026,325

MEXICO—4.18%
America Movil SAB de CV Series L	37,700	116,817
America Movil SAB de CV Series L ADR	175,683	10,880,048
Telefonos de Mexico SP ADR	63,343	2,400,066

		13,396,931
NETHERLANDS—2.17%
Koninklijke KPN NV	417,232	6,942,230

		6,942,230
NEW ZEALAND—0.23%
Telecom Corp. of New Zealand Ltd.	210,572	743,181

		743,181
NORWAY—1.02%
Telenor ASA(b)	167,441	3,281,434

		3,281,434
PORTUGAL—1.06%
Portugal Telecom SGPS SP ADR	244,382	3,394,466

		3,394,466
SINGAPORE—0.83%
Singapore Telecommunications Ltd.(a)	1,203,550	2,675,517

		2,675,517
SOUTH KOREA—0.66%
SK Telecom Co. Ltd. ADR	77,280	2,113,608

		2,113,608
SPAIN—7.42%
Telefonica SA	1,064,336	23,775,241

		23,775,241
SWEDEN—0.91%
TeliaSonera AB	397,088	2,924,363

		2,924,363
SWITZERLAND—0.59%
Swisscom AG Registered	813	277,777
Swisscom AG SP ADR	47,188	1,609,111

		1,886,888
TAIWAN—0.59%
Chunghwa Telecom Co. Ltd. ADR	100,609	1,897,486

		1,897,486
UNITED KINGDOM—16.34%
BT Group PLC	1,774,055	11,834,923
Cable & Wireless PLC	516,174	2,014,292
Vodafone Group PLC	11,440,656	38,516,745

		52,365,960
UNITED STATES—33.81%
Alltel Corp.	74,650	5,042,608
AT&T Inc.	1,334,395	55,377,393
CenturyTel Inc.	23,540	1,154,637
Citizens Communications Co.	73,709	1,125,536
Embarq Corp.	32,696	2,071,946
Qwest Communications International Inc.(b)	335,806	3,257,318
Sprint Nextel Corp.	625,843	12,961,209
Verizon Communications Inc.	628,302	25,867,193

Windstream Corp.	102,957	1,519,645

		108,377,485

TOTAL COMMON STOCKS
(Cost: $263,243,255)		317,178,592

Security	Shares	Value

PREFERRED STOCKS—0.52%

BRAZIL—0.52%
Brasil Telecom Participacoes SA ADR	9,879	597,284
Tele Norte Leste Participacoes SA ADR	56,266	1,067,366

		1,664,650

TOTAL PREFERRED STOCKS
(Cost: $1,261,917)		1,664,650

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.44%

MONEY MARKET FUNDS—0.44%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	337,575	337,575
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	1,058,508	1,058,508

		1,396,083

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,396,083)		1,396,083

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $265,901,255)		320,239,325
Other Assets, Less Liabilities—0.08%		262,680

NET ASSETS—100.00%		$320,502,005

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—98.77%

AUSTRALIA—0.31%
AGL Energy Ltd.	16,434	$211,509

		211,509
BRAZIL—0.26%
Centrais Eletricas Brasileiras SA SP ADR	12,148	182,283

		182,283
CANADA—0.37%
TransAlta Corp.	10,061	253,003

		253,003
CHILE—0.76%
Empresa Nacional de Electricidad SA SP ADR	5,348	259,699
Enersis SA SP ADR	13,355	267,768

		527,467
FINLAND—1.09%
Fortum OYJ	24,050	753,228

		753,228
FRANCE—9.99%
Electricite de France	12,276	1,330,990
Suez SA	70,408	4,040,354
Veolia Environnement	19,626	1,538,137

		6,909,481
GERMANY—13.17%
E.ON AG	37,977	6,374,814
RWE AG	25,654	2,736,767

		9,111,581
HONG KONG—2.28%
CLP Holdings Ltd.	99,000	664,187
Hong Kong & China Gas Co. Ltd. (The)	247,500	521,726
Hongkong Electric Holdings Ltd.	77,500	391,074

		1,576,987
ITALY—3.48%
Enel SpA	206,467	2,223,781
Snam Rete Gas SpA	31,155	184,505

		2,408,286
JAPAN—7.70%
Chubu Electric Power Co. Inc.	33,300	881,744
Kansai Electric Power Co. Inc. (The)	39,600	934,726
Kyushu Electric Power Co. Inc.	20,300	530,945
Osaka Gas Co. Ltd.	115,000	426,495
Tokyo Electric Power Co. Inc. (The)	59,900	1,920,758
Tokyo Gas Co. Ltd.	134,000	633,677

		5,328,345

PORTUGAL—0.92%
Energias de Portugal SA	115,705	639,125

		639,125
SPAIN—10.04%
Endesa SA	35,463	1,925,840
Gas Natural SDG SA	17,341	1,056,939
Iberdrola SA	62,025	3,478,879
Union Fenosa SA	9,114	488,048

		6,949,706
UNITED KINGDOM—12.00%
British Energy Group PLC	35,585	386,252
Centrica PLC	219,522	1,711,101
Drax Group PLC	20,556	299,627
International Power PLC	90,882	783,155
National Grid PLC	163,244	2,417,132
Scottish & Southern Energy PLC	51,618	1,500,639
Severn Trent PLC	14,896	413,332
United Utilities PLC	55,730	793,320

		8,304,558
UNITED STATES—36.40%
AES Corp. (The)(a)	36,851	806,300
Allegheny Energy Inc.(a)	9,071	469,334
Ameren Corp.	11,507	563,958
American Electric Power Co. Inc.	21,522	969,351
CenterPoint Energy Inc.	17,783	309,424
CMS Energy Corp.	13,777	236,964
Consolidated Edison Inc.	14,600	658,752
Constellation Energy Group Inc.	9,398	819,224
Dominion Resources Inc.	19,100	1,648,521
DTE Energy Co.	9,946	479,596
Duke Energy Corp.	68,486	1,253,294
Dynegy Inc. Class A(a)	22,885	216,034
Edison International	18,239	1,023,573
Entergy Corp.	9,992	1,072,641
Exelon Corp.	36,391	2,641,987
FirstEnergy Corp.	16,468	1,065,974
FPL Group Inc.	20,532	1,164,986
Integrys Energy Group Inc.	4,294	217,835
KeySpan Corp.	10,015	420,430
Nicor Inc.	742	31,847
NiSource Inc.	10,793	223,523
PG&E Corp.	19,229	871,074
Pinnacle West Capital Corp.	1,418	56,507
PPL Corp.	20,813	973,840
Progress Energy Inc.	13,906	633,975
Public Service Enterprise Group Inc.	14,021	1,230,763
Questar Corp.	9,642	509,580
Sempra Energy	13,860	820,928
Southern Co. (The)	40,986	1,405,410
TECO Energy Inc.	12,874	221,175
TXU Corp.	25,306	1,703,094
Xcel Energy Inc.	22,618	462,990

		25,182,884

TOTAL COMMON STOCKS
(Cost: $64,735,041)		68,338,443

Security	Shares	Value

PREFERRED STOCKS—0.87%

BRAZIL—0.87%
Centrais Eletricas Brasileiras SA ADR	11,286	167,005
Companhia Energetica de Minas Gerais SP ADR	15,863	334,709
Companhia Paranaense de Energia SP ADR	5,742	98,360

		600,074

TOTAL PREFERRED STOCKS
(Cost: $483,841)		600,074

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(b)(c)	67,907	67,907

		67,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,907)		67,907

TOTAL INVESTMENTS IN SECURITIES—99.74%
(Cost: $65,286,789)		69,006,424
Other Assets, Less Liabilities—0.26%		179,352

NET ASSETS—100.00%		$69,185,776

ADR  -  American Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—65.08%

ARGENTINA—3.17%
Grupo Financiero Galicia SA ADR(a)	510,364	$4,894,391
Petrobras Energia Participaciones SA SP ADR(a)	438,181	4,754,264
Tenaris SA ADR	1,524,129	74,621,356

		84,270,011
BRAZIL—23.02%
Centrais Eletricas Brasileiras SA SP ADR	1,301,772	19,533,349
Companhia Siderurgica Nacional SA SP ADR	1,171,047	60,566,551
Companhia Vale do Rio Doce ADR	4,547,287	202,581,636
Empresa Brasileira de Aeronautica SA ADR	785,844	37,885,539
Petroleo Brasileiro SA ADR	1,587,624	192,531,163
Unibanco - Uniao de Bancos Brasileiros SA GDR	872,745	98,506,728

		611,604,966
CHILE—8.01%
Banco de Chile ADR	318,273	17,030,788
Banco Santander Chile SA ADR	638,685	31,640,455
Compania de Telecomunicaciones de Chile SA SP ADR	1,426,117	13,562,373
Distribucion y Servicio D&S SA ADR	712,164	22,782,126
Empresa Nacional de Electricidad SA SP ADR	1,197,956	58,172,743
Enersis SA SP ADR	2,047,531	41,052,997
Sociedad Quimica y Minera de Chile SA SP ADR	166,830	28,701,433

		212,942,915
MEXICO—30.88%
Alfa SAB de CV Class A(b)	1,487,300	11,706,064
America Movil SAB de CV Series L(b)	97,209,600	301,214,241
Cemex SA de CV Series CPO(a)(b)	41,433,646	152,766,161
Fomento Economico Mexicano SAB(b)	14,290,600	56,158,928
Grupo Carso SA de CV Series A1(b)	4,964,800	19,239,149
Grupo Modelo SAB de CV Series C(b)	3,739,000	20,250,701
Grupo Televisa SA Series CPO(b)	12,275,700	67,760,085
Kimberly-Clark de Mexico SA de CV Class A(b)	4,235,100	18,412,881
Telefonos de Mexico SA de CV Series L	46,290,300	87,931,389
Wal-Mart de Mexico SAB de CV Series V(b)	22,459,800	85,286,033

		820,725,632

TOTAL COMMON STOCKS
(Cost: $1,339,990,587)		1,729,543,524

Security	Shares	Value

PREFERRED STOCKS—33.90%

BRAZIL—33.90%
Aracruz Celulose SA SP ADR	459,654	30,447,481
Banco Bradesco SA SP ADR	5,306,439	127,938,244
Banco Itau Holding Financiera SA ADR	3,598,050	159,897,342
Brasil Telecom Participacoes SA ADR	346,110	20,925,811
Centrais Eletricas Brasileiras SA ADR	1,049,286	15,526,810
Companhia de Bebidas das Americas ADR	1,429,260	100,048,200
Companhia Energetica de Minas Gerais SP ADR	1,880,158	39,671,334
Companhia Paranaense de Energia SP ADR	731,562	12,531,657
Companhia Vale do Rio Doce SP ADR	6,106,096	230,199,819
Gerdau SA SP ADR	2,391,894	61,519,514
Petroleo Brasileiro SA SP ADR	617,362	65,860,178
Tele Norte Leste Participacoes SA ADR	1,925,019	36,517,610

		901,084,000

TOTAL PREFERRED STOCKS
(Cost: $682,695,135)		901,084,000

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.88%

MONEY MARKET FUNDS—2.88%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	1,293,026	1,293,026
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	75,140,836	75,140,836

		76,433,862

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,433,862)		76,433,862

TOTAL INVESTMENTS IN SECURITIES—101.86%
(Cost: $2,099,119,584)		2,707,061,386
Other Assets, Less Liabilities—(1.86)%		(49,363,549)

NET ASSETS—100.00%		$2,657,697,837

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.20%
Catalina Marketing Corp.	156,608	$4,933,152
Harte-Hanks Inc.	201,088	5,163,940

		10,097,092
AEROSPACE & DEFENSE—0.53%
Alliant Techsystems Inc.(a)(b)	140,542	13,934,739
DRS Technologies Inc.	172,961	9,905,476
Sequa Corp. Class A(a)	29,705	3,326,960

		27,167,175
AGRICULTURE—0.13%
Universal Corp.	110,707	6,744,270

		6,744,270
AIRLINES—0.35%
AirTran Holdings Inc.(a)(b)	390,770	4,267,208
Alaska Air Group Inc.(a)	172,387	4,802,702
JetBlue Airways Corp.(a)(b)	762,416	8,958,388

		18,028,298
APPAREL—0.60%
Hanesbrands Inc.(a)	411,406	11,120,304
Phillips-Van Heusen Corp.	236,710	14,337,525
Timberland Co. Class A(a)	214,077	5,392,600

		30,850,429
AUTO MANUFACTURERS—0.39%
Oshkosh Truck Corp.	316,046	19,885,614

		19,885,614
AUTO PARTS & EQUIPMENT—0.83%
ArvinMeritor Inc.	304,012	6,749,066
BorgWarner Inc.	247,160	21,265,646
Lear Corp.(a)	327,860	11,675,095
Modine Manufacturing Co.	140,287	3,170,486

		42,860,293
BANKS—3.22%
Associated Banc-Corp	543,685	17,778,500
Bank of Hawaii Corp.	211,409	10,917,161
Cathay General Bancorp	218,064	7,313,867
City National Corp.	174,913	13,309,130
Colonial BancGroup Inc. (The)	652,869	16,302,139
Cullen/Frost Bankers Inc.	256,188	13,698,372
First Community Bancorp	110,361	6,313,753
FirstMerit Corp.	342,753	7,173,820
Greater Bay Bancorp	218,366	6,079,309
Investors Financial Services Corp.	286,781	17,685,784
SVB Financial Group(a)(b)	147,188	7,817,155

TCF Financial Corp.	478,117	13,291,653
Webster Financial Corp.	241,016	10,284,153
Westamerica Bancorporation	127,936	5,659,889
Wilmington Trust Corp.	293,302	12,174,966

		165,799,651
BEVERAGES—0.34%
Hansen Natural Corp.(a)	257,385	11,062,407
PepsiAmericas Inc.	256,660	6,303,570

		17,365,977
BIOTECHNOLOGY—1.53%
Affymetrix Inc.(a)	292,217	7,273,281
Charles River Laboratories International Inc.(a)	286,900	14,809,778
Invitrogen Corp.(a)	199,533	14,715,559
Millennium Pharmaceuticals Inc.(a)	1,368,829	14,468,523
PDL BioPharma Inc.(a)	497,641	11,595,035
Vertex Pharmaceuticals Inc.(a)(b)	558,448	15,949,275

		78,811,451
BUILDING MATERIALS—0.85%
Florida Rock Industries Inc.	210,821	14,230,417
Martin Marietta Materials Inc.	181,818	29,458,152

		43,688,569
CHEMICALS—3.47%
Airgas Inc.	335,086	16,050,619
Albemarle Corp.	339,460	13,079,394
Cabot Corp.	274,756	13,100,366
Chemtura Corp.	1,029,344	11,436,012
Cytec Industries Inc.	179,668	11,457,428
Ferro Corp.	184,526	4,600,233
FMC Corp.	163,394	14,605,790
Lubrizol Corp.	295,061	19,046,188
Lyondell Chemical Co.	916,956	34,037,407
Minerals Technologies Inc.	81,290	5,442,365
Olin Corp.	314,456	6,603,576
RPM International Inc.	515,924	11,923,004
Sensient Technologies Corp.	200,096	5,080,437
Valspar Corp. (The)	427,807	12,153,997

		178,616,816
COAL—0.41%
Arch Coal Inc.	608,031	21,159,479

		21,159,479
COMMERCIAL SERVICES—4.99%
Alliance Data Systems Corp.(a)	281,634	21,764,676
Avis Budget Group Inc.(a)	432,433	12,294,070
Career Education Corp.(a)	405,284	13,686,441
ChoicePoint Inc.(a)	324,524	13,776,044
Corinthian Colleges Inc.(a)	369,722	6,022,771
Corporate Executive Board Co. (The)	163,047	10,583,381
Deluxe Corp.	220,176	8,941,347
DeVry Inc.	254,360	8,653,327
Gartner Inc.(a)	221,673	5,450,939
ITT Educational Services Inc.(a)	136,687	16,044,320
Kelly Services Inc. Class A	91,798	2,520,773
Korn/Ferry International(a)	205,670	5,400,894
Laureate Education Inc.(a)	220,097	13,571,181
Manpower Inc.	360,586	33,260,453
MPS Group Inc.(a)	436,724	5,839,000
Navigant Consulting Inc.(a)	184,852	3,430,853

Pharmaceutical Product Development Inc.	443,337	16,966,507
Quanta Services Inc.(a)(b)	509,512	15,626,733
Rent-A-Center Inc.(a)	299,927	7,867,085
Rollins Inc.	126,264	2,875,031
Sotheby’s Holdings Inc. Class A	245,320	11,289,626
Strayer Education Inc.	60,978	8,031,412
United Rentals Inc.(a)	284,289	9,250,764
Valassis Communications Inc.(a)	204,545	3,516,129

		256,663,757
COMPUTERS—2.94%
BISYS Group Inc. (The)(a)	517,861	6,126,296
Cadence Design Systems Inc.(a)	1,187,327	26,073,701
Ceridian Corp.(a)	611,407	21,399,245
Diebold Inc.	280,086	14,620,489
DST Systems Inc.(a)(b)	230,845	18,285,232
Henry (Jack) & Associates Inc.	328,644	8,462,583
Imation Corp.	150,041	5,530,511
Mentor Graphics Corp.(a)	363,474	4,786,953
Palm Inc.(a)	440,652	7,054,839
SRA International Inc. Class A(a)	177,535	4,484,534
Synopsys Inc.(a)	611,964	16,174,209
Western Digital Corp.(a)	946,599	18,316,691

		151,315,283
COSMETICS & PERSONAL CARE—0.16%
Alberto-Culver Co.	347,259	8,236,983

		8,236,983
DISTRIBUTION & WHOLESALE—1.30%
CDW Corp.(a)	259,941	22,087,187
Fastenal Co.(b)	534,925	22,391,960
Ingram Micro Inc. Class A(a)	610,566	13,255,388
Tech Data Corp.(a)	234,476	9,017,947

		66,752,482
DIVERSIFIED FINANCIAL SERVICES—2.49%
AmeriCredit Corp.(a)	503,390	13,365,004
Eaton Vance Corp.	536,329	23,695,015
Edwards (A.G.) Inc.	321,088	27,147,990
IndyMac Bancorp Inc.(b)	308,680	9,004,196
Jefferies Group Inc.	455,083	12,278,139
Nuveen Investments Inc. Class A	338,812	21,057,166
Raymond James Financial Inc.	396,441	12,250,027
Waddell & Reed Financial Inc. Class A	357,854	9,307,783

		128,105,320
ELECTRIC—5.23%
Alliant Energy Corp.	496,033	19,270,882
Aquila Inc.(a)	1,597,036	6,531,877
Black Hills Corp.	160,791	6,391,442
DPL Inc.	482,159	13,664,386
Energy East Corp.	673,827	17,580,146
Great Plains Energy Inc.	366,818	10,681,740
Hawaiian Electric Industries Inc.	347,536	8,233,128
IDACORP Inc.	185,935	5,957,357
MDU Resources Group Inc.	775,336	21,740,421
Northeast Utilities	658,386	18,671,827
NSTAR	455,470	14,780,001
OGE Energy Corp.	391,675	14,354,889
Pepco Holdings Inc.	820,809	23,146,814
PNM Resources Inc.	326,960	9,086,218
Puget Energy Inc.	498,407	12,051,481

SCANA Corp.	497,880	19,063,825
Sierra Pacific Resources Corp.(a)	943,834	16,573,725
Westar Energy Inc.	373,348	9,064,889
Wisconsin Energy Corp.	498,721	22,058,430

		268,903,478
ELECTRICAL COMPONENTS & EQUIPMENT—1.08%
AMETEK Inc.	455,110	18,058,765
Energizer Holdings Inc.(a)	240,766	23,980,294
Hubbell Inc. Class B	254,386	13,792,809

		55,831,868
ELECTRONICS—2.41%
Amphenol Corp. Class A	763,227	27,209,043
Arrow Electronics Inc.(a)	524,581	20,159,648
Avnet Inc.(a)	554,540	21,981,966
Gentex Corp.	608,835	11,987,961
KEMET Corp.(a)	356,760	2,515,158
National Instruments Corp.	243,373	7,926,659
Thomas & Betts Corp.(a)	215,943	12,524,694
Varian Inc.(a)	130,295	7,144,075
Vishay Intertechnology Inc.(a)	789,271	12,486,267

		123,935,471
ENGINEERING & CONSTRUCTION—1.21%
Dycom Industries Inc.(a)	173,150	5,191,037
Granite Construction Inc.	144,951	9,302,955
Jacobs Engineering Group Inc.(a)	504,627	29,021,099
KBR Inc.(a)	715,408	18,765,152

		62,280,243
ENTERTAINMENT—0.48%
International Speedway Corp. Class A	151,833	8,003,117
Macrovision Corp.(a)(b)	226,627	6,812,408
Scientific Games Corp. Class A(a)(b)	288,101	10,069,130

		24,884,655
ENVIRONMENTAL CONTROL—0.86%
Mine Safety Appliances Co.	127,334	5,572,136
Republic Services Inc.	718,242	22,006,935
Stericycle Inc.(a)	374,258	16,639,511

		44,218,582
FOOD—0.98%
Hormel Foods Corp.	311,275	11,626,121
Ruddick Corp.	153,663	4,628,330
Smithfield Foods Inc.(a)	507,643	15,630,328
Smucker (J.M.) Co. (The)	241,464	15,371,598
Tootsie Roll Industries Inc.	115,835	3,209,788

		50,466,165
FOREST PRODUCTS & PAPER—0.71%
Bowater Inc.	239,521	5,976,049
Glatfelter Co.	660	8,969
Louisiana-Pacific Corp.	445,124	8,421,746
Potlatch Corp.	166,432	7,164,898
Rayonier Inc.	330,049	14,898,412

		36,470,074
GAS—0.56%
AGL Resources Inc.	332,077	13,442,477
Vectren Corp.	326,266	8,786,343
WGL Holdings Inc.	210,282	6,863,604

		29,092,424

HAND & MACHINE TOOLS—0.53%
Kennametal Inc.	165,900	13,608,777
Lincoln Electric Holdings Inc.	181,975	13,509,824

		27,118,601
HEALTH CARE - PRODUCTS—3.88%
Advanced Medical Optics Inc.(a)	255,512	8,912,259
Beckman Coulter Inc.	264,071	17,080,112
Cytyc Corp.(a)	491,807	21,201,800
DENTSPLY International Inc.	647,958	24,790,873
Edwards Lifesciences Corp.(a)	245,887	12,132,065
Gen-Probe Inc.(a)	223,872	13,526,346
Henry Schein Inc.(a)	379,146	20,257,771
Hillenbrand Industries Inc.	262,980	17,093,700
Intuitive Surgical Inc.(a)(b)	159,781	22,172,809
ResMed Inc.(a)	331,754	13,688,170
Steris Corp.	276,769	8,469,131
TECHNE Corp.(a)	168,242	9,625,125
Ventana Medical Systems Inc.(a)	141,541	10,936,873

		199,887,034
HEALTH CARE - SERVICES—3.13%
Apria Healthcare Group Inc.(a)	186,402	5,362,786
Community Health Systems Inc.(a)	401,224	16,229,511
Covance Inc.(a)	270,978	18,578,252
Health Management Associates Inc. Class A	1,033,768	11,743,604
Health Net Inc.(a)	478,821	25,281,749
Kindred Healthcare Inc.(a)	134,891	4,143,852
LifePoint Hospitals Inc.(a)(b)	246,196	9,522,861
Lincare Holdings Inc.(a)	357,809	14,258,689
Psychiatric Solutions Inc.(a)	231,394	8,390,346
Triad Hospitals Inc.(a)	380,709	20,466,916
Universal Health Services Inc. Class B	229,713	14,127,350
WellCare Health Plans Inc.(a)	143,005	12,943,383

		161,049,299
HOLDING COMPANIES - DIVERSIFIED—0.47%
Leucadia National Corp.	692,874	24,423,809

		24,423,809
HOME BUILDERS—1.06%
Beazer Homes USA Inc.	166,580	4,109,529
Hovnanian Enterprises Inc. Class A(a)(b)	156,327	2,584,085
M.D.C. Holdings Inc.	149,964	7,252,259
NVR Inc.(a)	20,340	13,826,115
Ryland Group Inc.	179,110	6,693,341
Thor Industries Inc.	149,634	6,754,479
Toll Brothers Inc.(a)(b)	541,558	13,528,119

		54,747,927
HOME FURNISHINGS—0.06%
Furniture Brands International Inc.(b)	206,232	2,928,494

		2,928,494
HOUSEHOLD PRODUCTS & WARES—0.76%
American Greetings Corp. Class A	242,348	6,865,719
Blyth Inc.	107,413	2,855,038
Church & Dwight Co. Inc.	280,878	13,611,348
Scotts Miracle-Gro Co. (The) Class A(b)	186,904	8,025,658
Tupperware Brands Corp.	261,841	7,525,310

		38,883,073

INSURANCE—5.40%
American Financial Group Inc.	300,868	10,274,642
Berkley (W.R.) Corp.	728,623	23,709,393
Brown & Brown Inc.	490,960	12,342,734
Commerce Group Inc.	204,453	7,098,608
Everest Re Group Ltd.	269,509	29,279,458
Fidelity National Financial Inc.	944,792	22,391,570
First American Corp.	412,374	20,412,513
Gallagher (Arthur J.) & Co.	419,945	11,708,067
Hanover Insurance Group Inc. (The)	219,617	10,715,113
HCC Insurance Holdings Inc.	477,913	15,967,073
Horace Mann Educators Corp.	184,368	3,915,976
Mercury General Corp.	151,610	8,355,227
Ohio Casualty Corp.	255,729	11,075,623
Old Republic International Corp.	985,585	20,953,537
PMI Group Inc. (The)	370,474	16,549,074
Protective Life Corp.	298,461	14,269,420
Radian Group Inc.	342,306	18,484,524
StanCorp Financial Group Inc.	228,739	12,004,223
Unitrin Inc.	169,628	8,342,305

		277,849,080
INTERNET—1.65%
Avocent Corp.(a)	214,878	6,233,611
CheckFree Corp.(a)	374,874	15,069,935
Digital River Inc.(a)	172,414	7,801,734
F5 Networks Inc.(a)	177,943	14,342,206
McAfee Inc.(a)	680,439	23,951,453
NetFlix Inc.(a)(b)	257,460	4,992,149
ValueClick Inc.(a)	426,064	12,551,845

		84,942,933
IRON & STEEL—0.87%
Carpenter Technology Corp.	109,217	14,232,067
Reliance Steel & Aluminum Co.	276,236	15,541,037
Steel Dynamics Inc.	362,970	15,212,073

		44,985,177
LEISURE TIME—0.09%
Callaway Golf Co.	259,645	4,624,277

		4,624,277
LODGING—0.17%
Boyd Gaming Corp.	182,800	8,991,932

		8,991,932
MACHINERY—1.78%
AGCO Corp.(a)	390,045	16,931,853
Flowserve Corp.	243,247	17,416,485
Graco Inc.	283,760	11,429,853
Joy Global Inc.	463,330	27,026,039
Nordson Corp.	143,640	7,204,982
Zebra Technologies Corp. Class A(a)	294,339	11,402,693

		91,411,905
MANUFACTURING—3.21%
Brink’s Co. (The)	207,107	12,817,852
Carlisle Companies Inc.	264,925	12,321,662
Crane Co.	214,128	9,732,118
Donaldson Co. Inc.	294,135	10,456,499
Federal Signal Corp.	203,473	3,227,082
Harsco Corp.	358,993	18,667,636

Lancaster Colony Corp.	100,005	4,189,209
Matthews International Corp. Class A	134,505	5,865,763
Pentair Inc.	425,960	16,429,277
Roper Industries Inc.	376,805	21,515,566
SPX Corp.	242,767	21,317,370
Teleflex Inc.	167,086	13,664,293
Trinity Industries Inc.	342,306	14,904,003

		165,108,330
MEDIA—1.01%
Belo Corp.	375,364	7,728,745
Entercom Communications Corp.	118,630	2,952,701
Lee Enterprises Inc.	196,997	4,109,357
Media General Inc. Class A	96,832	3,221,601
Scholastic Corp.(a)	111,579	4,010,149
Washington Post Co. (The) Class B	23,976	18,607,534
Westwood One Inc.	301,441	2,167,361
Wiley (John) & Sons Inc. Class A	188,671	9,110,923

		51,908,371
METAL FABRICATE & HARDWARE—0.74%
Commercial Metals Co.	504,273	17,029,299
Timken Co. (The)	401,630	14,502,859
Worthington Industries Inc.	293,901	6,362,957

		37,895,115
OFFICE FURNISHINGS—0.33%
Herman Miller Inc.	270,673	8,553,267
HNI Corp.	204,409	8,380,769

		16,934,036
OIL & GAS—5.82%
Cimarex Energy Co.	355,557	14,012,501
Denbury Resources Inc.(a)	516,558	19,370,925
Encore Acquisition Co.(a)	226,364	6,292,919
Forest Oil Corp.(a)	323,327	13,663,799
Frontier Oil Corp.	470,279	20,584,112
Helmerich & Payne Inc.	440,288	15,595,001
Newfield Exploration Co.(a)	554,460	25,255,653
Noble Energy Inc.	728,851	45,473,013
Patterson-UTI Energy Inc.	668,883	17,531,423
Pioneer Natural Resources Co.	526,570	25,649,225
Plains Exploration & Production Co.(a)	306,009	14,630,290
Pogo Producing Co.	249,715	12,683,025
Pride International Inc.(a)	707,491	26,502,613
Quicksilver Resources Inc.(a)(b)	236,527	10,544,374
Southwestern Energy Co.(a)	717,802	31,942,189

		299,731,062
OIL & GAS SERVICES—2.46%
Cameron International Corp.(a)	469,833	33,578,965
FMC Technologies Inc.(a)	276,944	21,939,504
Grant Prideco Inc.(a)	543,676	29,266,079
Hanover Compressor Co.(a)	440,412	10,503,826
Superior Energy Services Inc.(a)	344,389	13,748,009
Tidewater Inc.	245,066	17,370,278

		126,406,661
PACKAGING & CONTAINERS—0.53%
Packaging Corp. of America	350,114	8,861,385
Sonoco Products Co.	426,600	18,262,746

		27,124,131

PHARMACEUTICALS—2.49%
Cephalon Inc.(a)(b)	282,345	22,697,715
Endo Pharmaceuticals Holdings Inc.(a)	570,881	19,541,257
Medicis Pharmaceutical Corp. Class A	237,919	7,266,046
NBTY Inc.(a)	241,552	10,435,046
Omnicare Inc.	518,264	18,688,600
Par Pharmaceutical Companies Inc.(a)	149,851	4,230,294
Perrigo Co.	323,603	6,336,147
Sepracor Inc.(a)	453,794	18,614,630
Valeant Pharmaceuticals International	404,004	6,742,827
VCA Antech Inc.(a)	358,821	13,523,963

		128,076,525
PIPELINES—1.26%
Equitable Resources Inc.	518,754	25,709,448
National Fuel Gas Co.	355,857	15,412,167
ONEOK Inc.	473,579	23,873,117

		64,994,732
REAL ESTATE INVESTMENT TRUSTS—3.35%
AMB Property Corp.	424,881	22,612,167
Cousins Properties Inc.	186,055	5,397,456
Equity One Inc.	157,546	4,025,300
Highwoods Properties Inc.	242,538	9,095,175
Hospitality Properties Trust	400,200	16,604,298
Liberty Property Trust(b)	392,091	17,224,558
Macerich Co. (The)	305,745	25,199,503
Mack-Cali Realty Corp.	290,011	12,612,578
Nationwide Health Properties Inc.	380,961	10,362,139
Regency Centers Corp.	296,202	20,882,241
UDR Inc.	579,224	15,233,591
Weingarten Realty Investors	324,743	13,346,937

		172,595,943
RETAIL—7.61%
Advance Auto Parts Inc.	454,136	18,406,132
Aeropostale Inc.(a)	220,243	9,179,728
American Eagle Outfitters Inc.	839,688	21,546,394
AnnTaylor Stores Corp.(a)	275,836	9,770,111
Applebee’s International Inc.	318,074	7,665,583
Barnes & Noble Inc.	219,202	8,432,701
BJ’s Wholesale Club Inc.(a)	274,619	9,894,523
Bob Evans Farms Inc.	152,439	5,617,377
Borders Group Inc.	252,918	4,820,617
Brinker International Inc.	483,716	14,158,368
CarMax Inc.(a)(b)	916,522	23,371,311
CBRL Group Inc.	104,579	4,442,516
Charming Shoppes Inc.(a)	549,587	5,952,027
Cheesecake Factory Inc. (The)(a)	306,919	7,525,654
Chico’s FAS Inc.(a)(b)	751,006	18,279,486
Coldwater Creek Inc.(a)	257,827	5,989,321
Copart Inc.(a)	303,833	9,294,251
Dick’s Sporting Goods Inc.(a)(b)	168,228	9,785,823
Dollar Tree Stores Inc.(a)	437,893	19,070,240
Foot Locker Inc.	660,126	14,390,747
GameStop Corp. Class A(a)	650,851	25,448,274
MSC Industrial Direct Co. Inc. Class A	227,366	12,505,130
99 Cents Only Stores(a)	198,817	2,606,491
O’Reilly Automotive Inc.(a)	486,629	17,786,290
Pacific Sunwear of California Inc.(a)	300,846	6,618,612
Payless ShoeSource Inc.(a)	281,546	8,882,776
PetSmart Inc.	580,263	18,829,534
Regis Corp.	188,765	7,220,261

Ross Stores Inc.	596,326	18,366,841
Ruby Tuesday Inc.	231,371	6,091,998
Saks Inc.	607,703	12,974,459
Urban Outfitters Inc.(a)	480,784	11,553,240
Williams-Sonoma Inc.(b)	472,198	14,912,013

		391,388,829
SAVINGS & LOANS—0.86%
Astoria Financial Corp.	356,276	8,921,151
First Niagara Financial Group Inc.	473,164	6,198,448
New York Community Bancorp Inc.(b)	1,177,058	20,033,527
Washington Federal Inc.	372,115	9,046,116

		44,199,242
SEMICONDUCTORS—3.35%
Atmel Corp.(a)	1,828,621	10,167,133
Cree Inc.(a)(b)	359,378	9,289,921
Cypress Semiconductor Corp.(a)(b)	644,831	15,018,114
Fairchild Semiconductor International Inc. Class A(a)	527,368	10,188,750
Integrated Device Technology Inc.(a)	844,362	12,893,408
International Rectifier Corp.(a)	309,610	11,536,069
Intersil Corp. Class A	576,189	18,126,906
Lam Research Corp.(a)	576,193	29,616,320
Lattice Semiconductor Corp.(a)	489,032	2,797,263
Micrel Inc.	241,975	3,077,922
Microchip Technology Inc.	921,803	34,143,583
Semtech Corp.(a)(b)	268,843	4,659,049
Silicon Laboratories Inc.(a)	233,920	8,095,971
TriQuint Semiconductor Inc.(a)	593,127	3,001,223

		172,611,632
SOFTWARE—3.19%
Activision Inc.(a)	1,076,137	20,091,478
Acxiom Corp.	294,057	7,777,808
Advent Software Inc.(a)	83,664	2,723,263
Broadridge Financial Solutions Inc.	594,076	11,358,733
Cerner Corp.(a)(b)	279,264	15,490,774
CSG Systems International Inc.(a)	185,486	4,917,234
Dun & Bradstreet Corp. (The)	253,403	26,095,441
Fair Isaac Corp.	244,556	9,811,587
Global Payments Inc.	292,277	11,588,783
MoneyGram International Inc.	355,842	9,945,784
Parametric Technology Corp.(a)	489,928	10,587,344
SEI Investments Co.	540,759	15,703,641
Sybase Inc.(a)	388,750	9,287,238
Transaction Systems Architects Inc. Class A(a)	158,879	5,347,867
Wind River Systems Inc.(a)	320,320	3,523,520

		164,250,495
TELECOMMUNICATIONS—2.93%
ADC Telecommunications Inc.(a)	499,544	9,156,642
ADTRAN Inc.	261,767	6,798,089
Andrew Corp.(a)	664,012	9,588,333
Cincinnati Bell Inc.(a)	1,054,898	6,097,310
CommScope Inc.(a)	261,025	15,230,809
Harris Corp.	572,813	31,246,949
NeuStar Inc. Class A(a)	273,045	7,910,114
Plantronics Inc.	203,956	5,347,726
Polycom Inc.(a)	391,400	13,151,040
Powerwave Technologies Inc.(a)	556,232	3,726,754
RF Micro Devices Inc.(a)	821,701	5,127,414
Telephone and Data Systems Inc.	444,043	27,783,771
3Com Corp.(a)	1,700,076	7,021,314

UTStarcom Inc.(a)(b)	453,977	2,546,811

		150,733,076
TEXTILES—0.45%
Mohawk Industries Inc.(a)	229,591	23,140,477

		23,140,477
TRANSPORTATION—1.78%
Alexander & Baldwin Inc.	183,009	9,719,608
Con-way Inc.	194,682	9,780,824
Expeditors International Washington Inc.	909,199	37,549,919
Hunt (J.B.) Transport Services Inc.	433,727	12,716,876
Overseas Shipholding Group Inc.	106,322	8,654,611
Werner Enterprises Inc.	207,668	4,184,510
YRC Worldwide Inc.(a)(b)	245,175	9,022,440

		91,628,788
TRUCKING & LEASING—0.21%
GATX Corp.	217,897	10,731,427

		10,731,427
WATER—0.25%
Aqua America Inc.(b)	566,183	12,733,456

		12,733,456

TOTAL COMMON STOCKS
(Cost: $4,237,199,894)		5,142,267,768

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.03%

MONEY MARKET FUNDS—5.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	7,991,958	7,991,958
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	250,825,391	250,825,391

		258,817,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $258,817,349)		258,817,349

TOTAL INVESTMENTS IN SECURITIES—104.96%
(Cost: $4,496,017,243)		5,401,085,117
Other Assets, Less Liabilities—(4.96)%		(255,451,457)

NET ASSETS—100.00%		$5,145,633,660

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.39%
Catalina Marketing Corp.	124,552	$3,923,388
Harte-Hanks Inc.	160,186	4,113,576

		8,036,964
AEROSPACE & DEFENSE—0.68%
Alliant Techsystems Inc.(a)(b)	112,039	11,108,667
DRS Technologies Inc.	52,055	2,981,190

		14,089,857
AIRLINES—0.32%
AirTran Holdings Inc.(a)(b)	310,989	3,396,000
JetBlue Airways Corp.(a)(b)	267,463	3,142,690

		6,538,690
APPAREL—0.56%
Hanesbrands Inc.(a)	118,214	3,195,324
Phillips-Van Heusen Corp.	67,747	4,103,436
Timberland Co. Class A(a)	170,485	4,294,517

		11,593,277
AUTO MANUFACTURERS—0.76%
Oshkosh Truck Corp.	251,264	15,809,531

		15,809,531
BANKS—1.89%
Cathay General Bancorp	93,779	3,145,348
City National Corp.	64,015	4,870,901
Cullen/Frost Bankers Inc.	77,622	4,150,448
First Community Bancorp	36,699	2,099,550
Investors Financial Services Corp.	227,778	14,047,069
SVB Financial Group(a)(b)	60,775	3,227,760
TCF Financial Corp.	186,558	5,186,312
Westamerica Bancorporation	54,311	2,402,719

		39,130,107
BEVERAGES—0.43%
Hansen Natural Corp.(a)	204,553	8,791,688

		8,791,688
BIOTECHNOLOGY—1.87%
Affymetrix Inc.(a)(b)	233,072	5,801,162
Charles River Laboratories International Inc.(a)	144,056	7,436,171
Invitrogen Corp.(a)(b)	158,616	11,697,930
Millennium Pharmaceuticals Inc.(a)	370,803	3,919,388
PDL BioPharma Inc.(a)	201,999	4,706,577
Vertex Pharmaceuticals Inc.(a)(b)	177,976	5,082,995

		38,644,223

BUILDING MATERIALS—0.90%
Florida Rock Industries Inc.	107,549	7,259,557
Martin Marietta Materials Inc.	69,461	11,254,071

		18,513,628
CHEMICALS—0.98%
Airgas Inc.	157,516	7,545,016
Albemarle Corp.	167,494	6,453,544
Minerals Technologies Inc.	23,475	1,571,651
Valspar Corp. (The)	163,429	4,643,018

		20,213,229
COAL—0.28%
Arch Coal Inc.	164,729	5,732,569

		5,732,569
COMMERCIAL SERVICES—5.63%
Alliance Data Systems Corp.(a)	224,117	17,319,762
Career Education Corp.(a)	322,841	10,902,341
ChoicePoint Inc.(a)	257,970	10,950,826
Corinthian Colleges Inc.(a)	294,644	4,799,751
Corporate Executive Board Co. (The)	129,771	8,423,436
DeVry Inc.	202,525	6,889,900
Gartner Inc.(a)	102,896	2,530,213
ITT Educational Services Inc.(a)	108,888	12,781,273
Korn/Ferry International(a)	40,874	1,073,351
Laureate Education Inc.(a)	71,519	4,409,862
Navigant Consulting Inc.(a)	67,213	1,247,473
Pharmaceutical Product Development Inc.	353,315	13,521,365
Quanta Services Inc.(a)	109,576	3,360,696
Rent-A-Center Inc.(a)	140,650	3,689,249
Rollins Inc.	99,466	2,264,841
Sotheby’s Holdings Inc. Class A	68,332	3,144,639
Strayer Education Inc.	48,596	6,400,579
Valassis Communications Inc.(a)	161,855	2,782,287

		116,491,844
COMPUTERS—3.47%
BISYS Group Inc. (The)(a)	272,163	3,219,688
Cadence Design Systems Inc.(a)	320,957	7,048,216
Ceridian Corp.(a)	204,614	7,161,490
Diebold Inc.	113,961	5,948,764
DST Systems Inc.(a)(b)	183,838	14,561,808
Henry (Jack) & Associates Inc.	261,570	6,735,428
Imation Corp.	39,176	1,444,027
Mentor Graphics Corp.(a)(b)	127,887	1,684,272
SRA International Inc. Class A(a)	141,226	3,567,369
Synopsys Inc.(a)	223,913	5,918,021
Western Digital Corp.(a)	752,746	14,565,635

		71,854,718
COSMETICS & PERSONAL CARE—0.17%
Alberto-Culver Co.	146,841	3,483,069

		3,483,069
DISTRIBUTION & WHOLESALE—1.71%
CDW Corp.(a)	206,860	17,576,894
Fastenal Co.(b)	425,600	17,815,616

		35,392,510
DIVERSIFIED FINANCIAL SERVICES—2.76%
Eaton Vance Corp.	426,880	18,859,558
IndyMac Bancorp Inc.(b)	144,776	4,223,116
Jefferies Group Inc.	195,574	5,276,587

Nuveen Investments Inc. Class A	269,550	16,752,533
Raymond James Financial Inc.	148,316	4,582,964
Waddell & Reed Financial Inc. Class A	285,093	7,415,269

		57,110,027
ELECTRIC—0.32%
MDU Resources Group Inc.	234,739	6,582,082

		6,582,082
ELECTRICAL COMPONENTS & EQUIPMENT—1.62%
AMETEK Inc.	362,675	14,390,944
Energizer Holdings Inc.(a)	191,564	19,079,774

		33,470,718
ELECTRONICS—1.84%
Amphenol Corp. Class A	607,305	21,650,423
Gentex Corp.	343,608	6,765,642
National Instruments Corp.	106,476	3,467,923
Thomas & Betts Corp.(a)	46,082	2,672,756
Varian Inc.(a)	63,458	3,479,402

		38,036,146
ENGINEERING & CONSTRUCTION—1.46%
Granite Construction Inc.	61,146	3,924,350
Jacobs Engineering Group Inc.(a)	401,562	23,093,831
KBR Inc.(a)	119,513	3,134,826

		30,153,007
ENTERTAINMENT—0.96%
International Speedway Corp. Class A	121,064	6,381,283
Macrovision Corp.(a)	180,151	5,415,339
Scientific Games Corp. Class A(a)(b)	229,507	8,021,270

		19,817,892
ENVIRONMENTAL CONTROL—1.35%
Mine Safety Appliances Co.	101,385	4,436,608
Republic Services Inc.	337,599	10,344,033
Stericycle Inc.(a)	297,678	13,234,764

		28,015,405
FOOD—0.30%
Hormel Foods Corp.	134,007	5,005,161
Tootsie Roll Industries Inc.	45,015	1,247,366

		6,252,527
HAND & MACHINE TOOLS—0.25%
Lincoln Electric Holdings Inc.	69,335	5,147,430

		5,147,430
HEALTH CARE - PRODUCTS—6.15%
Beckman Coulter Inc.	149,412	9,663,968
Cytyc Corp.(a)	390,971	16,854,760
DENTSPLY International Inc.	515,549	19,724,905
Edwards Lifesciences Corp.(a)	195,462	9,644,095
Gen-Probe Inc.(a)	178,193	10,766,421
Henry Schein Inc.(a)	301,402	16,103,909
Hillenbrand Industries Inc.	65,050	4,228,250
Intuitive Surgical Inc.(a)	64,928	9,010,059
ResMed Inc.(a)	264,490	10,912,857
Steris Corp.	132,419	4,052,021
TECHNE Corp.(a)	133,928	7,662,021
Ventana Medical Systems Inc.(a)	112,652	8,704,620

		127,327,886

HEALTH CARE - SERVICES—4.91%
Apria Healthcare Group Inc.(a)	148,237	4,264,778
Community Health Systems Inc.(a)	319,631	12,929,074
Covance Inc.(a)	215,686	14,787,432
Health Management Associates Inc. Class A	823,273	9,352,381
Health Net Inc.(a)	251,743	13,292,030
Kindred Healthcare Inc.(a)	52,293	1,606,441
LifePoint Hospitals Inc.(a)(b)	125,512	4,854,804
Lincare Holdings Inc.(a)	284,663	11,343,821
Psychiatric Solutions Inc.(a)	71,882	2,606,441
Triad Hospitals Inc.(a)	163,657	8,798,200
Universal Health Services Inc. Class B	182,985	11,253,578
WellCare Health Plans Inc.(a)	71,699	6,489,476

		101,578,456
HOLDING COMPANIES - DIVERSIFIED—0.94%
Leucadia National Corp.	551,289	19,432,937

		19,432,937
HOME BUILDERS—1.83%
Hovnanian Enterprises Inc. Class A(a)(b)	123,625	2,043,521
M.D.C. Holdings Inc.	68,149	3,295,686
NVR Inc.(a)	16,181	10,999,035
Ryland Group Inc.	142,744	5,334,343
Thor Industries Inc.	119,071	5,374,865
Toll Brothers Inc.(a)	431,522	10,779,420

		37,826,870
HOUSEHOLD PRODUCTS & WARES—0.73%
Blyth Inc.	45,909	1,220,261
Church & Dwight Co. Inc.	223,543	10,832,894
Scotts Miracle-Gro Co. (The) Class A	70,002	3,005,886

		15,059,041
INSURANCE—4.55%
Berkley (W.R.) Corp.	579,724	18,864,219
Brown & Brown Inc.	391,182	9,834,315
Commerce Group Inc.	71,328	2,476,508
Everest Re Group Ltd.	214,507	23,304,040
Gallagher (Arthur J.) & Co.	183,753	5,123,034
HCC Insurance Holdings Inc.	380,909	12,726,170
PMI Group Inc. (The)	144,642	6,461,158
Radian Group Inc.	179,947	9,717,138
StanCorp Financial Group Inc.	107,363	5,634,410

		94,140,992
INTERNET—2.04%
Avocent Corp.(a)	62,999	1,827,601
CheckFree Corp.(a)	128,442	5,163,368
Digital River Inc.(a)	85,133	3,852,268
F5 Networks Inc.(a)	78,000	6,286,800
McAfee Inc.(a)	541,388	19,056,858
NetFlix Inc.(a)(b)	71,324	1,382,972
ValueClick Inc.(a)	156,082	4,598,176

		42,168,043
IRON & STEEL—0.98%
Carpenter Technology Corp.	27,781	3,620,142
Reliance Steel & Aluminum Co.	81,435	4,581,533
Steel Dynamics Inc.	288,749	12,101,471

		20,303,146

LODGING—0.17%
Boyd Gaming Corp.	72,712	3,576,703

		3,576,703
MACHINERY—1.78%
Flowserve Corp.	102,724	7,355,038
Graco Inc.	225,636	9,088,618
Joy Global Inc.	158,382	9,238,422
Nordson Corp.	42,480	2,130,797
Zebra Technologies Corp. Class A(a)	234,234	9,074,225

		36,887,100
MANUFACTURING—2.59%
Brink’s Co. (The)	87,419	5,410,362
Carlisle Companies Inc.	90,652	4,216,225
Crane Co.	56,132	2,551,199
Donaldson Co. Inc.	234,431	8,334,022
Matthews International Corp. Class A	107,278	4,678,394
Roper Industries Inc.	299,540	17,103,734
SPX Corp.	81,173	7,127,801
Teleflex Inc.	51,913	4,245,445

		53,667,182
MEDIA—0.83%
Entercom Communications Corp.	94,751	2,358,352
Washington Post Co. (The) Class B	9,723	7,545,923
Wiley (John) & Sons Inc. Class A	150,239	7,255,041

		17,159,316
METAL FABRICATE & HARDWARE—0.66%
Commercial Metals Co.	401,677	13,564,632

		13,564,632
OFFICE FURNISHINGS—0.29%
Herman Miller Inc.	98,675	3,118,130
HNI Corp.	71,857	2,946,137

		6,064,267
OIL & GAS—8.87%
Cimarex Energy Co.	178,266	7,025,463
Denbury Resources Inc.(a)	410,784	15,404,400
Encore Acquisition Co.(a)	126,556	3,518,257
Frontier Oil Corp.	373,867	16,364,159
Helmerich & Payne Inc.	125,959	4,461,468
Newfield Exploration Co.(a)	441,167	20,095,157
Noble Energy Inc.	423,459	26,419,607
Patterson-UTI Energy Inc.	532,518	13,957,297
Pioneer Natural Resources Co.	418,978	20,408,418
Plains Exploration & Production Co.(a)	109,526	5,236,438
Pogo Producing Co.	198,704	10,092,176
Pride International Inc.(a)	180,302	6,754,113
Quicksilver Resources Inc.(a)(b)	188,555	8,405,782
Southwestern Energy Co.(a)	571,314	25,423,473

		183,566,208
OIL & GAS SERVICES—2.72%
Cameron International Corp.(a)	201,936	14,432,366
FMC Technologies Inc.(a)	220,470	17,465,633
Grant Prideco Inc.(a)	250,777	13,499,326
Superior Energy Services Inc.(a)	274,197	10,945,944

		56,343,269

PHARMACEUTICALS—3.91%
Cephalon Inc.(a)(b)	224,667	18,060,980
Endo Pharmaceuticals Holdings Inc.(a)	453,825	15,534,430
Medicis Pharmaceutical Corp. Class A	189,705	5,793,591
NBTY Inc.(a)	192,254	8,305,373
Omnicare Inc.	268,416	9,679,081
Par Pharmaceutical Companies Inc.(a)	118,936	3,357,563
Sepracor Inc.(a)	361,360	14,822,987
VCA Antech Inc.(a)	139,895	5,272,643

		80,826,648
PIPELINES—0.99%
Equitable Resources Inc.	412,758	20,456,286

		20,456,286
RETAIL—11.65%
Advance Auto Parts Inc.	361,134	14,636,761
Aeropostale Inc.(a)	175,388	7,310,172
American Eagle Outfitters Inc.	668,470	17,152,940
AnnTaylor Stores Corp.(a)	122,968	4,355,527
Applebee’s International Inc.	253,609	6,111,977
Barnes & Noble Inc.	73,339	2,821,351
Brinker International Inc.	385,605	11,286,659
CarMax Inc.(a)	408,873	10,426,262
CBRL Group Inc.	53,066	2,254,244
Charming Shoppes Inc.(a)	192,087	2,080,302
Cheesecake Factory Inc. (The)(a)	244,581	5,997,126
Chico’s FAS Inc.(a)	597,053	14,532,270
Coldwater Creek Inc.(a)	129,181	3,000,875
Copart Inc.(a)	241,920	7,400,333
Dick’s Sporting Goods Inc.(a)(b)	134,016	7,795,711
Dollar Tree Stores Inc.(a)	348,090	15,159,320
GameStop Corp. Class A(a)	517,857	20,248,209
MSC Industrial Direct Co. Inc. Class A	96,121	5,286,655
99 Cents Only Stores(a)	158,546	2,078,538
O’Reilly Automotive Inc.(a)	387,802	14,174,163
Pacific Sunwear of California Inc.(a)	239,183	5,262,026
Payless ShoeSource Inc.(a)	89,597	2,826,785
PetSmart Inc.	461,448	14,973,988
Regis Corp.	86,789	3,319,679
Ross Stores Inc.	474,872	14,626,058
Ruby Tuesday Inc.	184,797	4,865,705
Urban Outfitters Inc.(a)	382,803	9,198,756
Williams-Sonoma Inc.(b)	375,628	11,862,332

		241,044,724
SAVINGS & LOANS—0.42%
New York Community Bancorp Inc.	506,010	8,612,290

		8,612,290
SEMICONDUCTORS—2.71%
Atmel Corp.(a)	390,538	2,171,391
Cree Inc.(a)(b)	286,259	7,399,795
Cypress Semiconductor Corp.(a)(b)	148,876	3,467,322
Integrated Device Technology Inc.(a)	147,716	2,255,623
International Rectifier Corp.(a)	115,733	4,312,212
Lam Research Corp.(a)	233,893	12,022,100
Lattice Semiconductor Corp.(a)	83,559	477,957
Micrel Inc.	75,068	954,865
Microchip Technology Inc.	395,852	14,662,358
Semtech Corp.(a)	106,683	1,848,816
Silicon Laboratories Inc.(a)	185,693	6,426,835

		55,999,274

SOFTWARE—4.89%
Activision Inc.(a)	855,492	15,972,036
Advent Software Inc.(a)	26,801	872,373
Broadridge Financial Solutions Inc.	264,817	5,063,301
Cerner Corp.(a)(b)	222,478	12,340,855
CSG Systems International Inc.(a)	147,275	3,904,260
Dun & Bradstreet Corp. (The)	201,690	20,770,036
Fair Isaac Corp.	194,882	7,818,666
Global Payments Inc.	232,597	9,222,471
MoneyGram International Inc.	127,569	3,565,554
Parametric Technology Corp.(a)	109,162	2,358,991
SEI Investments Co.	431,078	12,518,505
Sybase Inc.(a)	142,968	3,415,506
Transaction Systems Architects Inc. Class A(a)	79,151	2,664,223
Wind River Systems Inc.(a)	70,745	778,195

		101,264,972
TELECOMMUNICATIONS—1.95%
ADTRAN Inc.	78,937	2,049,994
Cincinnati Bell Inc.(a)	362,047	2,092,632
CommScope Inc.(a)	62,382	3,639,990
Harris Corp.	305,264	16,652,151
NeuStar Inc. Class A(a)	110,803	3,209,963
Plantronics Inc.	162,316	4,255,926
Polycom Inc.(a)	161,957	5,441,755
RF Micro Devices Inc.(a)	294,965	1,840,582
UTStarcom Inc.(a)(b)	221,127	1,240,522

		40,423,515
TEXTILES—0.55%
Mohawk Industries Inc.(a)	113,410	11,430,594

		11,430,594
TRANSPORTATION—1.70%
Expeditors International Washington Inc.	723,655	29,886,952
Hunt (J.B.) Transport Services Inc.	178,922	5,245,993

		35,132,945
WATER—0.24%
Aqua America Inc.(b)	225,199	5,064,725

		5,064,725

TOTAL COMMON STOCKS
(Cost: $1,815,057,377)		2,067,823,159

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.19%

MONEY MARKET FUNDS—5.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	2,360,659	2,360,659
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	104,893,238	104,893,238

		107,253,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $107,253,897)		107,253,897

TOTAL INVESTMENTS IN SECURITIES—105.14%
(Cost: $1,922,311,274)	2,175,077,056
Other Assets, Less Liabilities—(5.14)%	(106,275,899)

NET ASSETS—100.00%	$2,068,801,157

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—0.37%
DRS Technologies Inc.	120,544	$6,903,555
Sequa Corp. Class A(a)	33,250	3,724,000

		10,627,555
AGRICULTURE—0.26%
Universal Corp.	124,643	7,593,252

		7,593,252
AIRLINES—0.39%
Alaska Air Group Inc.(a)	193,595	5,393,557
JetBlue Airways Corp.(a)(b)	479,929	5,639,166

		11,032,723
APPAREL—0.64%
Hanesbrands Inc.(a)	296,215	8,006,691
Phillips-Van Heusen Corp.	170,682	10,338,209

		18,344,900
AUTO PARTS & EQUIPMENT—1.69%
ArvinMeritor Inc.	342,431	7,601,968
BorgWarner Inc.	278,103	23,927,982
Lear Corp.(a)	370,019	13,176,377
Modine Manufacturing Co.	157,705	3,564,133

		48,270,460
BANKS—4.58%
Associated Banc-Corp	611,673	20,001,707
Bank of Hawaii Corp.	237,538	12,266,462
Cathay General Bancorp	112,845	3,784,821
City National Corp.	106,075	8,071,247
Colonial BancGroup Inc. (The)	733,835	18,323,860
Cullen/Frost Bankers Inc.	178,491	9,543,914
First Community Bancorp	72,235	4,132,564
FirstMerit Corp.	386,066	8,080,361
Greater Bay Bancorp	244,912	6,818,350
SVB Financial Group(a)(b)	79,560	4,225,432
TCF Financial Corp.	274,591	7,633,630
Webster Financial Corp.	270,582	11,545,734
Westamerica Bancorporation(b)	67,583	2,989,872
Wilmington Trust Corp.	329,428	13,674,556

		131,092,510
BEVERAGES—0.25%
PepsiAmericas Inc.	288,860	7,094,402

		7,094,402
BIOTECHNOLOGY—1.19%
Charles River Laboratories International Inc.(a)	119,593	6,173,391
Millennium Pharmaceuticals Inc.(a)	1,017,806	10,758,209

PDL BioPharma Inc.(a)	274,393	6,393,357
Vertex Pharmaceuticals Inc.(a)(b)	377,437	10,779,601

		34,104,558
BUILDING MATERIALS—0.80%
Florida Rock Industries Inc.	85,476	5,769,630
Martin Marietta Materials Inc.	106,281	17,219,648

		22,989,278
CHEMICALS—6.02%
Airgas Inc.	154,567	7,403,759
Albemarle Corp.	145,052	5,588,854
Cabot Corp.	308,705	14,719,054
Chemtura Corp.	1,156,178	12,845,138
Cytec Industries Inc.	202,042	12,884,218
Ferro Corp.	207,040	5,161,507
FMC Corp.	183,597	16,411,736
Lubrizol Corp.	331,899	21,424,080
Lyondell Chemical Co.	1,031,166	38,276,882
Minerals Technologies Inc.	58,504	3,916,843
Olin Corp.	354,042	7,434,882
RPM International Inc.	579,488	13,391,968
Sensient Technologies Corp.	225,918	5,736,058
Valspar Corp. (The)	250,196	7,108,068

		172,303,047
COAL—0.55%
Arch Coal Inc.	451,303	15,705,344

		15,705,344
COMMERCIAL SERVICES—4.33%
Avis Budget Group Inc.(a)	485,460	13,801,628
Deluxe Corp.	247,778	10,062,265
Gartner Inc.(a)	104,708	2,574,770
Kelly Services Inc. Class A	104,100	2,858,586
Korn/Ferry International(a)	174,136	4,572,811
Laureate Education Inc.(a)	146,719	9,046,694
Manpower Inc.	405,499	37,403,228
MPS Group Inc.(a)	491,776	6,575,045
Navigant Consulting Inc.(a)(b)	112,405	2,086,237
Quanta Services Inc.(a)(b)	418,171	12,825,305
Rent-A-Center Inc.(a)	138,427	3,630,940
Sotheby’s Holdings Inc. Class A	179,208	8,247,152
United Rentals Inc.(a)	319,934	10,410,652

		124,095,313
COMPUTERS—2.40%
BISYS Group Inc. (The)(a)	197,747	2,339,347
Cadence Design Systems Inc.(a)	881,069	19,348,275
Ceridian Corp.(a)	398,694	13,954,290
Diebold Inc.	154,550	8,067,510
Imation Corp.	112,844	4,159,430
Mentor Graphics Corp.(a)	229,780	3,026,203
Palm Inc.(a)(b)	496,043	7,941,648
Synopsys Inc.(a)	371,775	9,826,013

		68,662,716
COSMETICS & PERSONAL CARE—0.15%
Alberto-Culver Co.	183,828	4,360,400

		4,360,400
DISTRIBUTION & WHOLESALE—0.87%
Ingram Micro Inc. Class A(a)	685,711	14,886,786

Tech Data Corp.(a)	264,076	10,156,363

		25,043,149
DIVERSIFIED FINANCIAL SERVICES—2.21%
AmeriCredit Corp.(a)	565,345	15,009,910
Edwards (A.G.) Inc.	361,078	30,529,145
IndyMac Bancorp Inc.(b)	142,512	4,157,075
Jefferies Group Inc.	235,531	6,354,626
Raymond James Financial Inc.	236,330	7,302,597

		63,353,353
ELECTRIC—10.23%
Alliant Energy Corp.	557,530	21,660,040
Aquila Inc.(a)	1,798,185	7,354,577
Black Hills Corp.	180,898	7,190,695
DPL Inc.	541,800	15,354,612
Energy East Corp.	757,960	19,775,176
Great Plains Energy Inc.	411,787	11,991,237
Hawaiian Electric Industries Inc.(b)	390,652	9,254,546
IDACORP Inc.	209,343	6,707,350
MDU Resources Group Inc.	540,510	15,155,900
Northeast Utilities	740,038	20,987,478
NSTAR	512,156	16,619,462
OGE Energy Corp.	439,902	16,122,408
Pepco Holdings Inc.	923,240	26,035,368
PNM Resources Inc.	368,222	10,232,889
Puget Energy Inc.	559,506	13,528,855
SCANA Corp.	559,607	21,427,352
Sierra Pacific Resources Corp.(a)	1,061,093	18,632,793
Westar Energy Inc.	420,178	10,201,922
Wisconsin Energy Corp.	561,021	24,813,959

		293,046,619
ELECTRICAL COMPONENTS & EQUIPMENT—0.54%
Hubbell Inc. Class B	285,963	15,504,914

		15,504,914
ELECTRONICS—2.99%
Arrow Electronics Inc.(a)	589,568	22,657,098
Avnet Inc.(a)	623,806	24,727,670
Gentex Corp.	198,901	3,916,361
KEMET Corp.(a)	401,854	2,833,071
National Instruments Corp.	123,361	4,017,868
Thomas & Betts Corp.(a)	177,430	10,290,940
Varian Inc.(a)	57,163	3,134,247
Vishay Intertechnology Inc.(a)	886,369	14,022,358

		85,599,613
ENGINEERING & CONSTRUCTION—0.96%
Dycom Industries Inc.(a)	194,843	5,841,393
Granite Construction Inc.	76,603	4,916,381
KBR Inc.(a)	635,055	16,657,493

		27,415,267
ENVIRONMENTAL CONTROL—0.35%
Republic Services Inc.	331,585	10,159,764

		10,159,764
FOOD—1.67%
Hormel Foods Corp.	160,959	6,011,819
Ruddick Corp.	172,682	5,201,182
Smithfield Foods Inc.(a)	571,033	17,582,106
Smucker (J.M.) Co. (The)	271,504	17,283,945

Tootsie Roll Industries Inc.	66,281	1,836,646

		47,915,698
FOREST PRODUCTS & PAPER—1.43%
Bowater Inc.(b)	269,485	6,723,651
Louisiana-Pacific Corp.	500,999	9,478,901
Potlatch Corp.	187,400	8,067,570
Rayonier Inc.	371,262	16,758,767

		41,028,889
GAS—1.14%
AGL Resources Inc.	372,969	15,097,785
Vectren Corp.	367,382	9,893,597
WGL Holdings Inc.	236,062	7,705,064

		32,696,446
HAND & MACHINE TOOLS—0.81%
Kennametal Inc.	186,328	15,284,486
Lincoln Electric Holdings Inc.	106,359	7,896,092

		23,180,578
HEALTH CARE - PRODUCTS—1.57%
Advanced Medical Optics Inc.(a)	287,804	10,038,604
Beckman Coulter Inc.	86,015	5,563,450
Hillenbrand Industries Inc.	203,997	13,259,805
Intuitive Surgical Inc.(a)	87,992	12,210,650
Steris Corp.	124,646	3,814,168

		44,886,677
HEALTH CARE - SERVICES—1.31%
Health Net Inc.(a)	183,286	9,677,501
Kindred Healthcare Inc.(a)	77,007	2,365,655
LifePoint Hospitals Inc.(a)(b)	99,492	3,848,351
Psychiatric Solutions Inc.(a)	158,996	5,765,195
Triad Hospitals Inc.(a)	197,051	10,593,462
WellCare Health Plans Inc.(a)	59,486	5,384,078

		37,634,242
HOME BUILDERS—0.28%
Beazer Homes USA Inc.	187,363	4,622,245
M.D.C. Holdings Inc.	72,415	3,501,989

		8,124,234
HOME FURNISHINGS—0.12%
Furniture Brands International Inc.(b)	232,507	3,301,599

		3,301,599
HOUSEHOLD PRODUCTS & WARES—0.78%
American Greetings Corp. Class A	272,821	7,729,019
Blyth Inc.	55,258	1,468,758
Scotts Miracle-Gro Co. (The) Class A(b)	111,314	4,779,823
Tupperware Brands Corp.	294,811	8,472,868

		22,450,468
INSURANCE—6.27%
American Financial Group Inc.	338,004	11,542,837
Commerce Group Inc.	128,871	4,474,401
Fidelity National Financial Inc.	1,062,803	25,188,431
First American Corp.	463,504	22,943,448
Gallagher (Arthur J.) & Co.	212,082	5,912,846
Hanover Insurance Group Inc. (The)	246,715	12,037,225
Horace Mann Educators Corp.	207,324	4,403,562
Mercury General Corp.	170,698	9,407,167

Ohio Casualty Corp.	287,087	12,433,738
Old Republic International Corp.	1,108,951	23,576,298
PMI Group Inc. (The)	212,810	9,506,223
Protective Life Corp.	335,325	16,031,888
Radian Group Inc.	130,909	7,069,086
StanCorp Financial Group Inc.	105,166	5,519,112
Unitrin Inc.	191,114	9,398,987

		179,445,249
INTERNET—1.26%
Avocent Corp.(a)	152,235	4,416,337
CheckFree Corp.(a)	240,623	9,673,045
Digital River Inc.(a)	73,483	3,325,106
F5 Networks Inc.(a)	89,992	7,253,355
NetFlix Inc.(a)(b)	188,798	3,660,793
ValueClick Inc.(a)	258,877	7,626,516

		35,955,152
IRON & STEEL—0.77%
Carpenter Technology Corp.	83,682	10,904,601
Reliance Steel & Aluminum Co.	196,044	11,029,435

		21,934,036
LEISURE TIME—0.18%
Callaway Golf Co.	293,953	5,235,303

		5,235,303
LODGING—0.18%
Boyd Gaming Corp.	102,743	5,053,928

		5,053,928
MACHINERY—1.77%
AGCO Corp.(a)(b)	438,745	19,045,920
Flowserve Corp.	128,653	9,211,555
Joy Global Inc.	296,889	17,317,535
Nordson Corp.	101,588	5,095,654

		50,670,664
MANUFACTURING—3.84%
Brink’s Co. (The)	109,365	6,768,600
Carlisle Companies Inc.	169,598	7,888,003
Crane Co.	161,451	7,337,948
Federal Signal Corp.	229,372	3,637,840
Harsco Corp.	403,651	20,989,852
Lancaster Colony Corp.	112,408	4,708,771
Pentair Inc.	478,570	18,458,445
SPX Corp.	158,264	13,897,162
Teleflex Inc.	114,735	9,383,028
Trinity Industries Inc.	385,052	16,765,164

		109,834,813
MEDIA—1.19%
Belo Corp.	422,236	8,693,839
Lee Enterprises Inc.	221,247	4,615,212
Media General Inc. Class A	108,623	3,613,887
Scholastic Corp.(a)	125,282	4,502,635
Washington Post Co. (The) Class B	13,233	10,269,999
Westwood One Inc.	338,377	2,432,931

		34,128,503
METAL FABRICATE & HARDWARE—0.82%
Timken Co. (The)	451,369	16,298,935
Worthington Industries Inc.	332,277	7,193,797

		23,492,732

OFFICE FURNISHINGS—0.37%
Herman Miller Inc.	164,399	5,195,008
HNI Corp.	129,012	5,289,492

		10,484,500

OIL & GAS—2.71%
Cimarex Energy Co.	147,567	5,815,615
Encore Acquisition Co.(a)	76,066	2,114,635
Forest Oil Corp.(a)	363,119	15,345,409
Helmerich & Payne Inc.	317,284	11,238,199
Noble Energy Inc.	221,136	13,796,675
Plains Exploration & Production Co.(a)	189,366	9,053,588
Pride International Inc.(a)	540,930	20,263,238

		77,627,359

OIL & GAS SERVICES—2.18%
Cameron International Corp.(a)	242,953	17,363,851
Grant Prideco Inc.(a)	256,596	13,812,563
Hanover Compressor Co.(a)(b)	494,836	11,801,839
Tidewater Inc.	275,664	19,539,064

		62,517,317

PACKAGING & CONTAINERS—1.07%
Packaging Corp. of America	394,199	9,977,177
Sonoco Products Co.	479,660	20,534,245

		30,511,422

PHARMACEUTICALS—1.04%
Omnicare Inc.	204,146	7,361,505
Perrigo Co.	364,320	7,133,386
Valeant Pharmaceuticals International	454,597	7,587,224
VCA Antech Inc.(a)	205,530	7,746,426

		29,828,541

PIPELINES—1.54%
National Fuel Gas Co.	400,295	17,336,776
ONEOK Inc.	532,661	26,851,441

		44,188,217

REAL ESTATE INVESTMENT TRUSTS—6.78%
AMB Property Corp.	477,916	25,434,690
Cousins Properties Inc.	209,542	6,078,813
Equity One Inc.	176,945	4,520,945
Highwoods Properties Inc.	273,154	10,243,275
Hospitality Properties Trust	450,168	18,677,470
Liberty Property Trust(b)	441,045	19,375,107
Macerich Co. (The)	343,842	28,339,458
Mack-Cali Realty Corp.	325,590	14,159,909
Nationwide Health Properties Inc.	427,667	11,632,542
Regency Centers Corp.	333,293	23,497,156
UDR Inc.	651,555	17,135,896
Weingarten Realty Investors	364,677	14,988,225

		194,083,486

RETAIL—3.48%
AnnTaylor Stores Corp.(a)	136,360	4,829,871
Barnes & Noble Inc.	142,764	5,492,131
BJ’s Wholesale Club Inc.(a)	309,003	11,133,378
Bob Evans Farms Inc.	171,547	6,321,507
Borders Group Inc.	284,514	5,422,837
CarMax Inc.(a)	453,098	11,553,999

CBRL Group Inc.	42,417	1,801,874
Charming Shoppes Inc.(a)	344,802	3,734,206
Coldwater Creek Inc.(a)	106,990	2,485,378
Foot Locker Inc.	741,664	16,168,275
MSC Industrial Direct Co. Inc. Class A	120,145	6,607,975
Payless ShoeSource Inc.(a)	189,749	5,986,581
Regis Corp.	89,105	3,408,266
Saks Inc.	682,478	14,570,905

		99,517,183
SAVINGS & LOANS—1.31%
Astoria Financial Corp.	401,952	10,064,878
First Niagara Financial Group Inc.	531,822	6,966,868
New York Community Bancorp Inc.	609,263	10,369,656
Washington Federal Inc.	419,406	10,195,760

		37,597,162
SEMICONDUCTORS—4.01%
Atmel Corp.(a)	1,501,426	8,347,929
Cypress Semiconductor Corp.(a)(b)	514,430	11,981,075
Fairchild Semiconductor International Inc. Class A(a)	592,924	11,455,292
Integrated Device Technology Inc.(a)	740,956	11,314,398
International Rectifier Corp.(a)	184,401	6,870,781
Intersil Corp. Class A	648,214	20,392,812
Lam Research Corp.(a)	317,355	16,312,047
Lattice Semiconductor Corp.(a)	429,763	2,458,244
Micrel Inc.	165,940	2,110,757
Microchip Technology Inc.	476,690	17,656,598
Semtech Corp.(a)(b)	151,428	2,624,247
TriQuint Semiconductor Inc.(a)	665,143	3,365,624

		114,889,804
SOFTWARE—1.46%
Acxiom Corp.	331,038	8,755,955
Advent Software Inc.(a)	56,555	1,840,865
Broadridge Financial Solutions Inc.	294,085	5,622,905
MoneyGram International Inc.	219,738	6,141,677
Parametric Technology Corp.(a)	396,629	8,571,153
Sybase Inc.(a)	236,959	5,660,951
Transaction Systems Architects Inc. Class A(a)	65,913	2,218,632
Wind River Systems Inc.(a)	260,659	2,867,249

		41,679,387
TELECOMMUNICATIONS—3.93%
ADC Telecommunications Inc.(a)	563,814	10,334,711
ADTRAN Inc.	182,486	4,739,161
Andrew Corp.(a)	747,843	10,798,853
Cincinnati Bell Inc.(a)	675,200	3,902,656
CommScope Inc.(a)	205,406	11,985,440
Harris Corp.	212,348	11,583,583
NeuStar Inc. Class A(a)	150,942	4,372,790
Polycom Inc.(a)	211,359	7,101,662
Powerwave Technologies Inc.(a)	625,850	4,193,195
RF Micro Devices Inc.(a)	509,895	3,181,745
Telephone and Data Systems Inc.	499,349	31,244,267
3Com Corp.(a)	1,914,885	7,908,475
UTStarcom Inc.(a)(b)	196,809	1,104,098

		112,450,636
TEXTILES—0.35%
Mohawk Industries Inc.(a)(b)	98,163	9,893,849

		9,893,849

TRANSPORTATION—1.87%
Alexander & Baldwin Inc.	206,050	10,943,315
Con-way Inc.	219,213	11,013,261
Hunt (J.B.) Transport Services Inc.	234,101	6,863,841
Overseas Shipholding Group Inc.	119,663	9,740,568
Werner Enterprises Inc.	232,668	4,688,260
YRC Worldwide Inc.(a)(b)	276,147	10,162,210

		53,411,455
TRUCKING & LEASING—0.42%
GATX Corp.	244,826	12,057,681

		12,057,681
WATER—0.25%
Aqua America Inc.(b)	317,654	7,144,038

		7,144,038

TOTAL COMMON STOCKS
(Cost: $2,461,588,135)		2,861,250,385

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.03%

MONEY MARKET FUNDS—4.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	3,073,111	3,073,111
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	112,240,456	112,240,456

		115,313,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,313,567)		115,313,567

TOTAL INVESTMENTS IN SECURITIES—103.96%
(Cost: $2,576,901,702)		2,976,563,952
Other Assets, Less Liabilities—(3.96)%		(113,410,090)

NET ASSETS—100.00%		$2,863,153,862

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.18%
inVentiv Health Inc.(a)	248,463	$9,096,230

		9,096,230
AEROSPACE & DEFENSE—2.28%
AAR Corp.(a)	307,844	10,161,930
Armor Holdings Inc.(a)	249,522	21,675,976
Curtiss-Wright Corp.	365,497	17,035,815
EDO Corp.	135,683	4,459,900
Esterline Technologies Corp.(a)	211,351	10,210,367
GenCorp Inc.(a)	462,705	6,047,554
Kaman Corp.	200,002	6,238,062
Moog Inc. Class A(a)	350,205	15,447,543
Teledyne Technologies Inc.(a)	288,521	13,257,540
Triumph Group Inc.	137,265	8,986,740

		113,521,427
AGRICULTURE—0.15%
Alliance One International Inc.(a)	726,193	7,298,240

		7,298,240
AIRLINES—0.32%
Frontier Airlines Holdings Inc.(a)(b)	303,141	1,697,590
Mesa Air Group Inc.(a)	260,268	1,720,371
SkyWest Inc.	532,604	12,691,953

		16,109,914
APPAREL—2.37%
Ashworth Inc.(a)	118,654	830,578
Crocs Inc.(a)(b)	553,772	23,828,809
Deckers Outdoor Corp.(a)	90,371	9,118,434
Gymboree Corp.(a)	259,126	10,212,156
Iconix Brand Group Inc.(a)(b)	465,152	10,335,677
Kellwood Co.	212,422	5,973,307
K-Swiss Inc. Class A	219,100	6,207,103
Oxford Industries Inc.	126,095	5,591,052
Quiksilver Inc.(a)(b)	1,009,262	14,260,872
Skechers U.S.A. Inc. Class A(a)	224,743	6,562,496
Stride Rite Corp.	301,777	6,114,002
Volcom Inc.(a)	120,247	6,027,982
Wolverine World Wide Inc.	458,346	12,700,768

		117,763,236
AUTO MANUFACTURERS—0.13%
A.S.V. Inc.(a)(b)	169,953	2,936,788
Wabash National Corp.	251,650	3,681,640

		6,618,428

AUTO PARTS & EQUIPMENT—0.22%
Keystone Automotive Industries Inc.(a)	134,788	5,576,180
Standard Motor Products Inc.	97,522	1,465,756
Superior Industries International Inc.(b)	188,871	4,109,833

		11,151,769
BANKS—6.36%
Alabama National BanCorporation	141,172	8,730,076
Bank Mutual Corp.	456,999	5,269,198
Boston Private Financial Holdings Inc.	305,285	8,203,008
Cascade Bancorp	234,372	5,423,368
Central Pacific Financial Corp.	254,089	8,387,478
Chittenden Corp.	368,127	12,866,039
Community Bank System Inc.	246,803	4,940,996
Corus Bankshares Inc.(b)	274,147	4,731,777
East West Bancorp Inc.	503,800	19,587,744
First BanCorp (Puerto Rico)	688,324	7,564,681
First Commonwealth Financial Corp.	518,296	5,659,792
First Financial Bancorp	264,297	3,961,812
First Indiana Corp.	106,506	2,355,913
First Midwest Bancorp Inc.	410,304	14,569,895
First Republic Bank	254,924	13,679,222
Fremont General Corp.(b)	560,395	6,029,850
Frontier Financial Corp.	323,384	7,285,842
Glacier Bancorp Inc.	434,775	8,847,671
Hanmi Financial Corp.	338,748	5,779,041
Independent Bank Corp. (Michigan)	166,238	2,860,956
Irwin Financial Corp.	153,592	2,299,272
Nara Bancorp Inc.	173,543	2,764,540
PrivateBancorp Inc.(b)	152,561	4,393,757
Prosperity Bancshares Inc.	285,552	9,354,684
Provident Bankshares Corp.	266,284	8,728,790
Signature Bank(a)	245,374	8,367,253
South Financial Group Inc. (The)	611,939	13,854,299
Sterling Bancorp	154,652	2,479,072
Sterling Bancshares Inc.	612,248	6,924,525
Sterling Financial Corp. (Washington)	420,857	12,179,602
Susquehanna Bancshares Inc.	430,658	9,633,819
TrustCo Bank Corp. NY(b)	620,342	6,128,979
UCBH Holdings Inc.	824,444	15,062,592
Umpqua Holdings Corp.	522,274	12,278,662
United Bancshares Inc.	299,243	9,515,927
United Community Banks Inc.	337,479	8,737,331
Whitney Holding Corp.	557,423	16,778,432
Wilshire Bancorp Inc.	128,459	1,564,631
Wintrust Financial Corp.	199,333	8,740,752

		316,521,278
BEVERAGES—0.06%
Peet’s Coffee & Tea Inc.(a)	111,794	2,753,486

		2,753,486
BIOTECHNOLOGY—1.06%
ArQule Inc.(a)	272,761	1,922,965
Cambrex Corp.	232,703	3,087,969
CryoLife Inc.(a)	186,340	2,424,283
Digene Corp.(a)	201,221	12,083,321
Enzo Biochem Inc.(a)	257,290	3,846,486
Integra LifeSciences Holdings Corp.(a)(b)	161,115	7,962,303
Martek Biosciences Corp.(a)	265,959	6,906,955
Regeneron Pharmaceuticals Inc.(a)	544,317	9,754,161

Savient Pharmaceuticals Inc.(a)	386,481	4,800,094

52,788,537

BUILDING MATERIALS—1.42%
Apogee Enterprises Inc.	233,934	6,508,044
Drew Industries Inc.(a)	154,027	5,104,455
Lennox International Inc.	478,784	16,388,776
NCI Building Systems Inc.(a)(b)	165,267	8,152,621
Simpson Manufacturing Co. Inc.(b)	304,010	10,257,297
Texas Industries Inc.	225,337	17,668,674
Universal Forest Products Inc.	156,240	6,602,702

		70,682,569
CHEMICALS—1.23%
Arch Chemicals Inc.	200,511	7,045,957
Fuller (H.B.) Co.	499,732	14,936,989
Georgia Gulf Corp.(b)	282,679	5,119,317
OM Group Inc.(a)	246,020	13,019,378
OMNOVA Solutions Inc.(a)	348,160	2,106,368
Penford Corp.	74,209	2,025,164
PolyOne Corp.(a)	768,923	5,528,556
Quaker Chemical Corp.	83,346	1,966,966
Schulman (A.) Inc.	200,008	4,866,195
Tronox Inc. Class B	340,679	4,786,540

		61,401,430
COAL—0.36%
Massey Energy Co.	669,211	17,834,473

		17,834,473
COMMERCIAL SERVICES—4.43%
Aaron Rents Inc.	402,892	11,764,446
ABM Industries Inc.	365,308	9,428,599
Administaff Inc.	199,768	6,690,230
AMN Healthcare Services Inc.(a)	286,941	6,312,702
Arbitron Inc.	246,928	12,724,200
Bankrate Inc.(a)(b)	94,077	4,508,170
Bowne & Co. Inc.	227,931	4,446,934
Bright Horizons Family Solutions Inc.(a)	215,880	8,399,891
CDI Corp.	107,184	3,451,325
Chemed Corp.	208,795	13,841,021
Coinstar Inc.(a)	229,411	7,221,858
Consolidated Graphics Inc.(a)	97,013	6,721,061
CPI Corp.	42,968	2,986,276
Cross Country Healthcare Inc.(a)	179,345	2,991,475
Gevity HR Inc.	201,999	3,904,641
Healthcare Services Group Inc.(b)	228,614	6,744,113
Heidrick & Struggles International Inc.(a)	148,113	7,589,310
Hooper Holmes Inc.(a)	561,247	1,880,177
Kendle International Inc.(a)	101,180	3,720,389
Labor Ready Inc.(a)	383,212	8,856,029
Live Nation Inc.(a)(b)	540,552	12,097,554
MAXIMUS Inc.	180,200	7,817,076
Midas Inc.(a)	95,112	2,156,189
On Assignment Inc.(a)	290,257	3,111,555
PAREXEL International Corp.(a)	225,475	9,483,479
PharmaNet Development Group Inc.(a)	152,824	4,872,029
Pre-Paid Legal Services Inc.(a)(b)	72,739	4,677,845
Rewards Network Inc.(a)	217,246	884,191
Spherion Corp.(a)	466,941	4,384,576
StarTek Inc.	92,496	998,032
Universal Technical Institute Inc.(a)(b)	191,174	4,853,908
Vertrue Inc.(a)	79,931	3,899,034
Viad Corp.	175,254	7,390,461
Volt Information Sciences Inc.(a)	107,247	1,977,635

Watson Wyatt Worldwide Inc.	352,867	17,812,726

220,599,137

COMPUTERS—2.39%
Agilysys Inc.	254,239	5,720,378
Ansoft Corp.(a)	143,375	4,228,129
CACI International Inc. Class A(a)(b)	254,997	12,456,603
Catapult Communications Corp.(a)	81,655	810,018
CIBER Inc.(a)	445,443	3,643,724
FactSet Research Systems Inc.	310,342	21,211,876
Hutchinson Technology Inc.(a)	214,542	4,035,535
Komag Inc.(a)(b)	257,860	8,223,155
Manhattan Associates Inc.(a)	222,683	6,215,083
Mercury Computer Systems Inc.(a)(b)	183,874	2,243,263
MICROS Systems Inc.(a)	334,357	18,189,021
MTS Systems Corp.	150,622	6,728,285
Radiant Systems Inc.(a)	214,560	2,840,774
RadiSys Corp.(a)	182,030	2,257,172
SI International Inc.(a)	107,363	3,545,126
Stratasys Inc.(a)	85,047	3,995,508
Sykes Enterprises Inc.(a)	244,564	4,644,270
Synaptics Inc.(a)	214,801	7,687,728

		118,675,648
COSMETICS & PERSONAL CARE—0.20%
Chattem Inc.(a)(b)	156,620	9,926,576

		9,926,576
DISTRIBUTION & WHOLESALE—1.62%
Bell Microproducts Inc.(a)	252,797	1,648,236
Brightpoint Inc.(a)	419,965	5,791,317
Building Materials Holding Corp.	240,994	3,419,705
LKQ Corp.(a)	374,630	9,238,376
Owens & Minor Inc.	334,618	11,691,553
Pool Corp.(b)	406,280	15,857,108
ScanSource Inc.(a)(b)	212,195	6,788,118
United Stationers Inc.(a)	229,817	15,315,005
Watsco Inc.	203,333	11,061,315

		80,810,733
DIVERSIFIED FINANCIAL SERVICES—1.10%
Financial Federal Corp.	212,899	6,348,648
Investment Technology Group Inc.(a)	365,785	15,849,464
LaBranche & Co. Inc.(a)(b)	442,201	3,263,443
Piper Jaffray Companies(a)	152,711	8,510,584
Portfolio Recovery Associates Inc.(b)	132,267	7,938,665
SWS Group Inc.	203,655	4,403,021
TradeStation Group Inc.(a)	209,383	2,439,312
World Acceptance Corp.(a)	145,071	6,198,884

		54,952,021
ELECTRIC—1.34%
ALLETE Inc.	250,749	11,797,740
Avista Corp.	435,353	9,381,857
Central Vermont Public Service Corp.	83,805	3,157,772
CH Energy Group Inc.	111,944	5,034,122
Cleco Corp.	475,597	11,652,127
El Paso Electric Co.(a)	377,937	9,282,133
UIL Holdings Corp.	207,342	6,863,020
UniSource Energy Corp.	290,634	9,558,952

		66,727,723
ELECTRICAL COMPONENTS & EQUIPMENT—0.87%
Advanced Energy Industries Inc.(a)	293,505	6,650,823

Belden Inc.	358,460	19,840,761
C&D Technologies Inc.(a)(b)	210,363	1,178,033
Greatbatch Inc.(a)(b)	183,101	5,932,472
Littelfuse Inc.(a)	186,023	6,281,997
Magnetek Inc.(a)	244,769	1,260,560
Vicor Corp.	162,320	2,147,494

		43,292,140
ELECTRONICS—5.15%
Analogic Corp.	115,444	8,486,288
Bel Fuse Inc. Class B	97,930	3,332,558
Benchmark Electronics Inc.(a)	599,400	13,558,428
Brady Corp. Class A	445,770	16,555,898
Checkpoint Systems Inc.(a)	323,667	8,172,592
Coherent Inc.(a)	257,667	7,861,420
CTS Corp.	295,129	3,736,333
Cubic Corp.	127,733	3,854,982
Cymer Inc.(a)(b)	297,680	11,966,736
Daktronics Inc.(b)	262,720	5,643,226
Dionex Corp.(a)	157,021	11,146,921
Electro Scientific Industries Inc.(a)	240,862	5,009,930
FEI Co.(a)	214,450	6,961,047
FLIR Systems Inc.(a)(b)	546,968	25,297,270
Itron Inc.(a)(b)	247,650	19,301,841
Keithley Instruments Inc.	116,957	1,467,810
Lo-Jack Corp.(a)	155,324	3,462,172
Methode Electronics Inc.	306,469	4,796,240
Park Electrochemical Corp.	166,545	4,693,238
Photon Dynamics Inc.(a)	138,057	1,504,821
Planar Systems Inc.(a)	142,183	1,064,951
Plexus Corp.(a)	382,647	8,797,055
Rogers Corp.(a)	145,502	5,383,574
Sonic Solutions Inc.(a)	214,719	2,707,607
Technitrol Inc.	335,972	9,632,317
Trimble Navigation Ltd.(a)	985,493	31,732,875
TTM Technologies Inc.(a)	349,272	4,540,536
Watts Water Technologies Inc. Class A	245,266	9,190,117
Woodward Governor Co.	243,422	13,064,459
X-Rite Inc.	236,910	3,499,161

		256,422,403
ENERGY - ALTERNATE SOURCES—0.12%
Headwaters Inc.(a)(b)	350,491	6,052,980

		6,052,980
ENGINEERING & CONSTRUCTION—1.53%
EMCOR Group Inc.(a)(b)	262,724	19,152,580
Insituform Technologies Inc. Class A(a)	224,782	4,902,495
Shaw Group Inc. (The)(a)(b)	666,280	30,842,101
URS Corp.(a)	437,533	21,242,227

		76,139,403
ENTERTAINMENT—0.38%
Pinnacle Entertainment Inc.(a)	492,390	13,860,779
Shuffle Master Inc.(a)(b)	288,832	4,794,611

		18,655,390
ENVIRONMENTAL CONTROL—0.55%
Tetra Tech Inc.(a)	477,894	10,298,616
Waste Connections Inc.(a)	566,726	17,137,794

		27,436,410

FOOD—2.44%
Corn Products International Inc.	614,112	27,911,390
Flowers Foods Inc.	426,696	14,234,579
Great Atlantic & Pacific Tea Co.(a)(b)	160,830	5,394,238
Hain Celestial Group Inc.(a)(b)	327,438	8,886,667
J&J Snack Foods Corp.	113,399	4,279,678
Lance Inc.	255,618	6,022,360
Nash Finch Co.	110,665	5,477,918
Performance Food Group Co.(a)	291,580	9,473,434
Ralcorp Holdings Inc.(a)	222,954	11,916,891
Sanderson Farms Inc.	131,122	5,903,112
Spartan Stores Inc.	178,251	5,866,240
TreeHouse Foods Inc.(a)	258,113	6,868,387
United Natural Foods Inc.(a)	353,750	9,402,675

		121,637,569
FOREST PRODUCTS & PAPER—0.69%
Buckeye Technologies Inc.(a)	311,980	4,826,331
Caraustar Industries Inc.(a)	242,125	1,271,156
Deltic Timber Corp.	84,208	4,616,283
Neenah Paper Inc.	121,904	5,029,759
Pope & Talbot Inc.(a)(b)	133,955	531,801
Rock-Tenn Co. Class A	287,745	9,127,271
Schweitzer-Mauduit International Inc.	128,697	3,989,607
Wausau Paper Corp.	369,460	4,950,764

		34,342,972
GAS—3.48%
Atmos Energy Corp.	732,736	22,026,044
Cascade Natural Gas Corp.	95,042	2,510,059
Energen Corp.	591,429	32,493,109
Laclede Group Inc. (The)	177,791	5,667,977
New Jersey Resources Corp.	230,838	11,777,355
Northwest Natural Gas Co.	222,768	10,289,654
Piedmont Natural Gas Co.(b)	609,926	15,034,676
South Jersey Industries Inc.	242,933	8,594,970
Southern Union Co.	889,840	28,999,886
Southwest Gas Corp.	347,705	11,755,906
UGI Corp.	876,528	23,911,684

		173,061,320
HAND & MACHINE TOOLS—0.58%
Baldor Electric Co.	339,891	16,749,828
Regal-Beloit Corp.	263,672	12,271,295

		29,021,123
HEALTH CARE - PRODUCTS—4.98%
American Medical Systems Holdings Inc.(a)(b)	594,336	10,721,821
ArthroCare Corp.(a)(b)	226,714	9,955,012
BioLase Technology Inc.(a)(b)	194,233	1,178,994
CONMED Corp.(a)	232,828	6,817,204
Cooper Companies Inc.	367,902	19,616,535
Cyberonics Inc.(a)(b)	182,919	3,076,698
Datascope Corp.	104,589	4,003,667
DJO Inc.(a)	193,895	8,002,047
Haemonetics Corp.(a)	217,877	11,462,509
Hologic Inc.(a)	444,620	24,591,932
ICU Medical Inc.(a)	119,348	5,124,803
IDEXX Laboratories Inc.(a)	255,582	24,185,725
Immucor Inc.(a)	568,421	15,898,735
Invacare Corp.	263,999	4,839,102
Kensey Nash Corp.(a)	97,792	2,621,804
LCA-Vision Inc.(b)	163,988	7,750,073
Mentor Corp.	327,903	13,339,094

Meridian Bioscience Inc.	267,652	5,797,342
Merit Medical Systems Inc.(a)	226,543	2,709,454
Osteotech Inc.(a)	141,812	1,021,046
Palomar Medical Technologies Inc.(a)	149,724	5,196,920
PolyMedica Corp.	186,351	7,612,438
Possis Medical Inc.(a)	143,170	1,557,690
PSS World Medical Inc.(a)	555,546	10,122,048
Respironics Inc.(a)	607,566	25,876,236
SurModics Inc.(a)(b)	126,092	6,304,600
Symmetry Medical Inc.(a)	289,481	4,634,591
Vital Sign Inc.	64,293	3,571,476

		247,589,596
HEALTH CARE - SERVICES—2.71%
Amedisys Inc.(a)	213,598	7,760,015
AMERIGROUP Corp.(a)	431,318	10,265,368
AmSurg Corp.(a)	247,121	5,965,501
Centene Corp.(a)	358,736	7,684,125
Genesis HealthCare Corp.(a)	163,089	11,158,549
Gentiva Health Services Inc.(a)	226,460	4,542,788
Healthways Inc.(a)	289,304	13,704,330
Matria Healthcare Inc.(a)(b)	177,098	5,362,527
Odyssey Healthcare Inc.(a)	277,711	3,293,652
Option Care Inc.	219,332	3,377,713
Pediatrix Medical Group Inc.(a)	400,173	22,069,541
RehabCare Group Inc.(a)	142,793	2,033,372
Res-Care Inc.(a)	165,649	3,501,820
Sierra Health Services Inc.(a)	461,807	19,201,935
Sunrise Senior Living Inc.(a)(b)	369,667	14,782,983

		134,704,219
HOME BUILDERS—0.84%
Champion Enterprises Inc.(a)	633,846	6,230,706
Coachmen Industries Inc.	128,605	1,242,324
Fleetwood Enterprises Inc.(a)	528,303	4,781,142
M/I Homes Inc.	100,288	2,667,661
Meritage Homes Corp.(a)(b)	181,934	4,866,735
Monaco Coach Corp.(b)	221,427	3,177,477
Skyline Corp.	55,744	1,672,877
Standard-Pacific Corp.	535,029	9,379,058
Winnebago Industries Inc.	260,462	7,688,838

		41,706,818
HOME FURNISHINGS—0.34%
Audiovox Corp. Class A(a)	150,844	1,956,447
Bassett Furniture Industries Inc.	96,889	1,322,535
Ethan Allen Interiors Inc.	258,275	8,845,919
La-Z-Boy Inc.(b)	424,431	4,863,979

		16,988,880
HOUSEHOLD PRODUCTS & WARES—0.70%
Central Garden and Pet Co. Class A(a)	590,695	6,928,852
Fossil Inc.(a)	372,735	10,991,955
Playtex Products Inc.(a)	461,087	6,828,698
Russ Berrie and Co. Inc.(a)	95,371	1,776,762
Spectrum Brands Inc.(a)(b)	321,877	2,179,107
Standard Register Co. (The)	100,939	1,150,705
WD-40 Co.	144,051	4,734,956

		34,591,035
HOUSEWARES—0.49%
Libbey Inc.	118,517	2,556,412
National Presto Industries Inc.	38,963	2,428,953

Toro Co. (The)	332,547	19,583,693

		24,569,058
INSURANCE—3.07%
Delphi Financial Group Inc. Class A	358,812	15,005,518
Hilb, Rogal & Hobbs Co.	301,274	12,912,604
Infinity Property & Casualty Corp.	160,082	8,120,960
LandAmerica Financial Group Inc.	141,182	13,622,651
Philadelphia Consolidated Holding Corp.(a)	473,541	19,794,014
Presidential Life Corp.	177,841	3,496,354
ProAssurance Corp.(a)	275,098	15,314,706
RLI Corp.	164,175	9,185,591
Safety Insurance Group Inc.	118,114	4,889,920
SCPIE Holdings Inc.(a)	83,330	2,083,250
Selective Insurance Group Inc.	473,287	12,721,955
Stewart Information Services Corp.	150,915	6,010,944
Tower Group Inc.	164,106	5,234,981
Triad Guaranty Inc.(a)	100,723	4,021,869
United Fire & Casualty Co.(b)	173,221	6,128,559
Zenith National Insurance Corp.	305,706	14,395,696

		152,939,572
INTERNET—1.31%
Authorize.Net Holdings Inc.(a)	226,835	4,058,078
Blue Coat Systems Inc.(a)	122,192	6,050,948
Blue Nile Inc.(a)(b)	113,266	6,841,266
InfoSpace Inc.	271,218	6,294,970
j2 Global Communications Inc.(a)	407,400	14,218,260
MIVA Inc.(a)	234,108	1,521,702
Napster Inc.(a)	369,125	1,255,025
PC-Tel Inc.(a)	185,445	1,622,644
Secure Computing Corp.(a)	549,180	4,168,276
Stamps.com Inc.(a)	152,448	2,100,733
United Online Inc.	550,359	9,075,420
Websense Inc.(a)	370,633	7,875,951

		65,083,273
IRON & STEEL—1.39%
Chaparral Steel Co.	386,286	27,762,375
Cleveland-Cliffs Inc.	338,437	26,286,402
Gibraltar Industries Inc.	246,031	5,449,587
Material Sciences Corp.(a)	105,683	1,246,003
Ryerson Inc.	218,583	8,229,650

		68,974,017
LEISURE TIME—0.78%
Arctic Cat Inc.	98,947	1,959,151
K2 Inc.(a)	406,655	6,177,089
Multimedia Games Inc.(a)(b)	227,678	2,905,171
Nautilus Inc.	259,567	3,125,187
Polaris Industries Inc.(b)	295,119	15,983,645
WMS Industries Inc.(a)(b)	296,007	8,542,762

		38,693,005
LODGING—0.13%
Marcus Corp.	176,247	4,187,629
Monarch Casino & Resort Inc.(a)	86,913	2,333,614

		6,521,243
MACHINERY—3.14%
Albany International Corp. Class A(b)	242,020	9,787,289
Applied Industrial Technologies Inc.	305,774	9,020,333
Astec Industries Inc.(a)	156,515	6,608,063

Briggs & Stratton Corp.	408,172	12,881,908
Cascade Corp.	83,054	6,514,756
Cognex Corp.	366,580	8,251,716
Gardner Denver Inc.(a)	436,318	18,565,331
Gerber Scientific Inc.(a)	190,799	2,217,084
IDEX Corp.	669,322	25,795,670
Intevac Inc.(a)	174,342	3,706,511
Lindsay Corp.(b)	96,173	4,259,502
Manitowoc Co. Inc. (The)	514,454	41,351,813
Robbins & Myers Inc.	140,860	7,483,892

		156,443,868
MANUFACTURING—2.45%
Acuity Brands Inc.	358,424	21,605,799
AptarGroup Inc.	572,384	20,353,975
Barnes Group Inc.	331,679	10,507,591
Ceradyne Inc.(a)	224,404	16,596,920
CLARCOR Inc.	423,166	15,839,103
EnPro Industries Inc.(a)	176,455	7,550,509
Griffon Corp.(a)	216,625	4,718,093
Lydall Inc.(a)	135,117	1,974,059
Myers Industries Inc.	222,620	4,922,128
Smith (A.O.) Corp.	187,968	7,498,044
Standex International Corp.	102,630	2,918,797
Sturm, Ruger & Co. Inc.(a)	152,180	2,361,834
Tredegar Corp.	233,872	4,981,474

		121,828,326
MEDIA—0.12%
4Kids Entertainment Inc.(a)	109,241	1,638,615
Radio One Inc. Class D(a)	636,719	4,495,236

		6,133,851
METAL FABRICATE & HARDWARE—1.08%
Castle (A.M.) & Co.	129,526	4,651,279
Kaydon Corp.	233,224	12,155,635
Lawson Products Inc.	34,217	1,324,198
Mueller Industries Inc.	305,342	10,515,978
Quanex Corp.	306,149	14,909,456
Valmont Industries Inc.	142,478	10,366,699

		53,923,245
MINING—0.79%
AMCOL International Corp.	180,694	4,934,753
Brush Engineered Materials Inc.(a)	167,326	7,026,019
Century Aluminum Co.(a)(b)	233,383	12,749,713
RTI International Metals Inc.(a)	190,338	14,345,775

		39,056,260
OFFICE FURNISHINGS—0.17%
Interface Inc. Class A	439,193	8,283,180

		8,283,180
OIL & GAS—2.50%
Atwood Oceanics Inc.(a)	226,004	15,508,394
Cabot Oil & Gas Corp.	799,440	29,483,347
Penn Virginia Corp.	310,020	12,462,804
Petroleum Development Corp.(a)	121,869	5,786,340
St. Mary Land & Exploration Co.	517,992	18,968,867
Stone Energy Corp.(a)	230,462	7,895,628
Swift Energy Co.(a)	243,732	10,421,980
Unit Corp.(a)	381,933	24,027,405

		124,554,765

OIL & GAS SERVICES—2.99%
CARBO Ceramics Inc.	167,777	7,350,310
Dril-Quip Inc.(a)(b)	200,245	9,001,013
Helix Energy Solutions Group Inc.(a)(b)	753,307	30,064,482
Hornbeck Offshore Services Inc.(a)(b)	192,093	7,445,525
Input/Output Inc.(a)(b)	582,706	9,096,041
Lufkin Industries Inc.	123,970	8,002,264
Matrix Service Co.(a)	200,061	4,971,516
Oceaneering International Inc.(a)	457,454	24,080,379
SEACOR Holdings Inc.(a)	173,581	16,205,522
Tetra Technologies Inc.(a)	599,201	16,897,468
W-H Energy Services Inc.(a)	251,031	15,541,329

		148,655,849
PACKAGING & CONTAINERS—0.04%
Chesapeake Corp.	165,231	2,076,954

		2,076,954
PHARMACEUTICALS—1.20%
Alpharma Inc. Class A	278,571	7,245,632
Bradley Pharmaceuticals Inc.(a)	135,987	2,952,278
HealthExtras Inc.(a)	246,101	7,279,668
Mannatech Inc.(b)	131,273	2,085,928
MGI PHARMA INC.(a)	658,328	14,726,797
Noven Pharmaceuticals Inc.(a)	204,247	4,789,592
PetMed Express Inc.(a)	199,927	2,567,063
Sciele Pharma Inc.(a)	244,578	5,762,258
Theragenics Corp.(a)	272,010	1,134,282
USANA Health Sciences Inc.(a)(b)	70,869	3,170,679
ViroPharma Inc.(a)	575,342	7,939,720

		59,653,897
REAL ESTATE INVESTMENT TRUSTS—3.77%
Acadia Realty Trust	264,844	6,872,702
Colonial Properties Trust	383,584	13,981,637
EastGroup Properties Inc.	195,959	8,586,923
Entertainment Properties Trust	219,830	11,822,457
Essex Property Trust Inc.	213,822	24,867,499
Inland Real Estate Corp.	538,041	9,135,936
Kilroy Realty Corp.	269,812	19,113,482
Kite Realty Group Trust	238,756	4,541,139
Lexington Realty Trust	546,129	11,359,483
LTC Properties Inc.	171,090	3,892,298
Medical Properties Trust Inc.(b)	404,058	5,345,687
Mid-America Apartment Communities Inc.	210,256	11,034,235
National Retail Properties Inc.	550,533	12,034,651
Parkway Properties Inc.	131,461	6,314,072
PS Business Parks Inc.	132,206	8,377,894
Senior Housing Properties Trust	614,404	12,503,121
Sovran Self Storage Inc.	169,492	8,162,735
Tanger Factory Outlet Centers Inc.	258,365	9,675,769

		187,621,720
RETAIL—8.32%
Big 5 Sporting Goods Corp.	187,550	4,782,525
Brown Shoe Co. Inc.	364,397	8,862,135
California Pizza Kitchen Inc.(a)	238,315	5,119,006
Casey’s General Store Inc.	416,673	11,358,506
Cash America International Inc.	245,159	9,720,554
Cato Corp. Class A	260,000	5,704,400
CEC Entertainment Inc.(a)	268,170	9,439,584
Charlotte Russe Holding Inc.(a)	209,578	5,631,361

Children’s Place Retail Stores Inc. (The)(a)	192,352	9,933,057
Christopher & Banks Corp.	299,444	5,135,465
CKE Restaurants Inc.	540,742	10,852,692
Cost Plus Inc.(a)(b)	183,647	1,557,327
Dress Barn Inc.(a)	381,253	7,823,312
Finish Line Inc. (The) Class A	346,545	3,157,025
First Cash Financial Services Inc.(a)	231,653	5,429,946
Fred’s Inc.	330,772	4,425,729
Genesco Inc.(a)	185,349	9,695,606
Group 1 Automotive Inc.	200,649	8,094,181
Guitar Center Inc.(a)	243,820	14,582,874
Haverty Furniture Companies Inc.	187,448	2,187,518
Hibbett Sports Inc.(a)	261,612	7,162,937
Hot Topic Inc.(a)	364,327	3,960,235
IHOP Corp.	126,678	6,895,084
Insight Enterprises Inc.(a)	398,599	8,996,379
Jack in the Box Inc.(a)	258,349	18,327,278
Jo-Ann Stores Inc.(a)(b)	201,204	5,720,230
Jos. A. Bank Clothiers Inc.(a)(b)	148,565	6,160,991
Landry’s Restaurants Inc.	139,782	4,229,803
Lithia Motors Inc. Class A	131,468	3,331,399
Longs Drug Stores Corp.	238,853	12,544,560
MarineMax Inc.(a)	154,203	3,087,144
Men’s Wearhouse Inc. (The)	436,448	22,289,399
Movado Group Inc.	168,312	5,678,847
O’Charley’s Inc.	193,912	3,909,266
P.F. Chang’s China Bistro Inc.(a)(b)	212,370	7,475,424
Panera Bread Co. Class A(a)(b)	263,196	12,122,808
Papa John’s International Inc.(a)	185,072	5,322,671
Pep Boys—Manny, Moe & Jack Inc.	449,577	9,063,472
Rare Hospitality International Inc.(a)	253,028	6,773,560
Red Robin Gourmet Burgers Inc.(a)	137,554	5,553,055
Ruth’s Chris Steak House Inc.(a)	144,287	2,451,436
School Specialty Inc.(a)(b)	153,577	5,442,769
Select Comfort Corp.(a)(b)	411,884	6,680,758
Sonic Automotive Inc.	251,668	7,290,822
Sonic Corp.(a)	574,273	12,702,919
Stage Stores Inc.	355,833	7,458,260
Steak n Shake Co. (The)(a)	232,509	3,880,575
Stein Mart Inc.	223,019	2,734,213
Texas Roadhouse Inc. Class A(a)	440,742	5,637,090
Tractor Supply Co.(a)(b)	282,016	14,678,933
Triarc Companies Inc. Class B	534,426	8,390,488
Tuesday Morning Corp.	246,494	3,046,666
Tween Brands Inc.(a)	263,667	11,759,548
World Fuel Services Corp.	235,634	9,910,766
Zale Corp.(a)	404,768	9,637,526

		413,800,114
SAVINGS & LOANS—1.18%
Anchor BanCorp Wisconsin Inc.	148,297	3,883,898
BankAtlantic Bancorp Inc. Class A	372,805	3,209,851
BankUnited Financial Corp. Class A	264,548	5,309,478
Brookline Bancorp Inc.	507,577	5,842,211
Dime Community Bancshares Inc.	223,017	2,941,594
Downey Financial Corp.(b)	160,771	10,607,671
FirstFed Financial Corp.(a)(b)	137,018	7,773,031
Flagstar Bancorp Inc.	319,911	3,854,928
Franklin Bank Corp.(a)	194,241	2,894,191

MAF Bancorp Inc.	231,311	12,550,935

58,867,788

SEMICONDUCTORS—3.16%
Actel Corp.(a)	215,604	2,999,052
AMIS Holdings Inc.(a)	534,305	6,689,499
ATMI Inc.(a)	284,931	8,547,930
Axcelis Technologies Inc.(a)	836,249	5,427,256
Brooks Automation Inc.(a)(b)	624,115	11,327,687
Cabot Microelectronics Corp.(a)	196,471	6,972,756
Cohu Inc.	187,607	4,174,256
Diodes Inc.(a)	165,921	6,930,520
DSP Group Inc.(a)	235,398	4,818,597
Exar Corp.(a)	299,423	4,012,268
Kopin Corp.(a)	562,482	2,193,680
Kulicke & Soffa Industries Inc.(a)(b)	475,453	4,977,993
Microsemi Corp.(a)(b)	629,395	15,074,010
MKS Instruments Inc.(a)	306,789	8,498,055
Pericom Semiconductor Corp.(a)	215,272	2,402,436
Photronics Inc.(a)	345,200	5,136,576
Rudolph Technologies Inc.(a)	205,680	3,416,345
Skyworks Solutions Inc.(a)	1,345,531	9,889,653
Standard Microsystems Corp.(a)	186,556	6,406,333
Supertex Inc.(a)(b)	113,956	3,571,381
Ultratech Inc.(a)	192,091	2,560,573
Varian Semiconductor Equipment Associates Inc.(a)	648,625	25,983,918
Veeco Instruments Inc.(a)	256,759	5,325,182

		157,335,956
SOFTWARE—3.22%
Allscripts Healthcare Solutions Inc.(a)(b)	401,976	10,242,348
ANSYS Inc.(a)	639,733	16,952,925
Avid Technology Inc.(a)(b)	341,135	12,059,122
Blackbaud Inc.	365,442	8,068,959
Captaris Inc.(a)	221,752	1,135,370
Concur Technologies Inc.(a)	238,160	5,441,956
Digi International Inc.(a)	207,479	3,058,240
eFunds Corp.(a)	389,232	13,735,997
Epicor Software Corp.(a)	478,417	7,114,061
EPIQ Systems Inc.(a)	178,991	2,892,495
Informatica Corp.(a)	721,139	10,651,223
Inter-Tel Inc.	176,383	4,220,845
JDA Software Group Inc.(a)	241,901	4,748,517
ManTech International Corp. Class A(a)	150,963	4,654,189
Neoware Inc.(a)	165,523	2,241,181
Phoenix Technologies Ltd.(a)	211,861	1,785,988
Progress Software Corp.(a)	338,780	10,769,816
Quality Systems Inc.	140,198	5,323,318
SPSS Inc.(a)	151,888	6,704,336
Take-Two Interactive Software Inc.(a)(b)	601,515	12,012,255
THQ Inc.(a)	541,329	16,521,361

		160,334,502
STORAGE & WAREHOUSING—0.17%
Mobile Mini Inc.(a)(b)	296,770	8,665,684

		8,665,684
TELECOMMUNICATIONS—2.47%
Adaptec Inc.(a)	977,606	3,724,679
Aeroflex Inc.(a)	614,529	8,707,876
Anixter International Inc.(a)	259,892	19,546,477
Applied Signal Technology Inc.	99,564	1,554,194
Arris Group Inc.(a)	899,648	15,824,808
Black Box Corp.	143,400	5,933,892
C-COR Inc.(a)	407,078	5,723,517
Comtech Telecommunications Corp.(a)	191,452	8,887,202
CT Communications Inc.	166,355	5,075,491

Ditech Networks Inc.(a)	273,620	2,240,948
General Communication Inc. Class A(a)	369,024	4,727,197
Harmonic Inc.(a)	650,943	5,773,864
NETGEAR Inc.(a)	285,769	10,359,126
Network Equipment Technologies Inc.(a)	209,212	1,995,882
Newport Corp.(a)	321,248	4,972,919
Novatel Wireless Inc.(a)(b)	249,989	6,504,714
Symmetricom Inc.(a)	384,224	3,227,482
Tollgrade Communications Inc.(a)	108,364	1,143,240
Viasat Inc.(a)	210,125	6,745,013

		122,668,521
TEXTILES—0.28%
Angelica Corp.	78,777	1,660,619
G&K Services Inc. Class A	177,953	7,030,923
UniFirst Corp.	117,504	5,176,051

		13,867,593
TOYS, GAMES & HOBBIES—0.27%
JAKKS Pacific Inc.(a)	230,757	6,493,502
RC2 Corp.(a)	174,614	6,986,306

		13,479,808
TRANSPORTATION—2.75%
Arkansas Best Corp.	207,082	8,069,986
Bristow Group Inc.(a)	194,030	9,614,187
EGL Inc.(a)	262,704	12,210,482
Forward Air Corp.	249,045	8,489,944
Heartland Express Inc.	486,011	7,921,979
Hub Group Inc. Class A(a)	325,589	11,447,709
Kansas City Southern Industries Inc.(a)(b)	633,697	23,788,985
Kirby Corp.(a)	439,842	16,885,534
Knight Transportation Inc.	477,249	9,249,086
Landstar System Inc.	458,424	22,118,958
Old Dominion Freight Line Inc.(a)	230,540	6,950,781

		136,747,631
WATER—0.10%
American States Water Co.	140,718	5,005,339

		5,005,339

TOTAL COMMON STOCKS
(Cost: $4,990,830,724)		4,972,660,132

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.76%

MONEY MARKET FUNDS—8.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	2,345,047	2,345,047
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	433,301,367	433,301,367

		435,646,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $435,646,414)		435,646,414

TOTAL INVESTMENTS IN SECURITIES—108.68%
(Cost: $5,426,477,138)	5,408,306,546
Other Assets, Less Liabilities—(8.68)%	(431,825,367)

NET ASSETS—100.00%	$4,976,481,179

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.11%
inVentiv Health Inc.(a)	46,415	$1,699,253

		1,699,253
AEROSPACE & DEFENSE—2.60%
Armor Holdings Inc.(a)	154,937	13,459,377
Curtiss-Wright Corp.	226,931	10,577,254
EDO Corp.	49,007	1,610,860
Esterline Technologies Corp.(a)	44,685	2,158,732
GenCorp Inc.(a)	135,136	1,766,228
Moog Inc. Class A(a)	110,964	4,894,622
Teledyne Technologies Inc.(a)	86,027	3,952,941

		38,420,014
APPAREL—3.55%
Crocs Inc.(a)(b)	343,867	14,796,597
Deckers Outdoor Corp.(a)	56,177	5,668,259
Gymboree Corp.(a)	160,845	6,338,901
Iconix Brand Group Inc.(a)	89,489	1,988,446
K-Swiss Inc. Class A	136,004	3,852,993
Oxford Industries Inc.	35,344	1,567,153
Quiksilver Inc.(a)	626,571	8,853,448
Skechers U.S.A. Inc. Class A(a)	81,033	2,366,164
Volcom Inc.(a)	43,317	2,171,481
Wolverine World Wide Inc.	179,484	4,973,502

		52,576,944
AUTO MANUFACTURERS—0.12%
A.S.V. Inc.(a)(b)	105,716	1,826,772

		1,826,772
AUTO PARTS & EQUIPMENT—0.13%
Keystone Automotive Industries Inc.(a)	45,252	1,872,075

		1,872,075
BANKS—4.96%
Alabama National BanCorporation	35,922	2,221,416
Boston Private Financial Holdings Inc.	100,756	2,707,314
Cascade Bancorp	145,499	3,366,847
Corus Bankshares Inc.(b)	42,820	739,073
East West Bancorp Inc.	312,818	12,162,364
First Midwest Bancorp Inc.	91,743	3,257,794
First Republic Bank	61,748	3,313,398
Frontier Financial Corp.	112,389	2,532,124
Glacier Bancorp Inc.	153,937	3,132,618
Hanmi Financial Corp.	117,655	2,007,194
Independent Bank Corp. (Michigan)	54,776	942,695
Nara Bancorp Inc.	107,459	1,711,822
PrivateBancorp Inc.(b)	94,834	2,731,219
Prosperity Bancshares Inc.	111,825	3,663,387

Signature Bank(a)	82,297	2,806,328
Sterling Bancshares Inc.	155,912	1,763,365
Sterling Financial Corp. (Washington)	141,255	4,087,920
UCBH Holdings Inc.	511,849	9,351,481
Umpqua Holdings Corp.	155,794	3,662,717
United Community Banks Inc.	106,964	2,769,298
Wilshire Bancorp Inc.	78,909	961,112
Wintrust Financial Corp.	78,873	3,458,581

		73,350,067
BEVERAGES—0.07%
Peet’s Coffee & Tea Inc.(a)	42,871	1,055,913

		1,055,913
BIOTECHNOLOGY—1.45%
ArQule Inc.(a)	51,610	363,850
CryoLife Inc.(a)	31,167	405,483
Digene Corp.(a)	125,035	7,508,352
Enzo Biochem Inc.(a)(b)	64,134	958,803
Integra LifeSciences Holdings Corp.(a)(b)	100,054	4,944,669
Martek Biosciences Corp.(a)	102,458	2,660,834
Regeneron Pharmaceuticals Inc.(a)	195,761	3,508,037
Savient Pharmaceuticals Inc.(a)	91,126	1,131,785

		21,481,813
BUILDING MATERIALS—0.77%
Drew Industries Inc.(a)	95,878	3,177,397
NCI Building Systems Inc.(a)	36,913	1,820,918
Simpson Manufacturing Co. Inc.(b)	188,502	6,360,057

		11,358,372
COMMERCIAL SERVICES—3.93%
Aaron Rents Inc.	145,002	4,234,058
Administaff Inc.	42,057	1,408,489
AMN Healthcare Services Inc.(a)	177,838	3,912,436
Arbitron Inc.	85,882	4,425,499
Bankrate Inc.(a)(b)	59,056	2,829,964
Bright Horizons Family Solutions Inc.(a)	134,128	5,218,920
Coinstar Inc.(a)	142,575	4,488,261
Cross Country Healthcare Inc.(a)	65,178	1,087,169
Healthcare Services Group Inc.(b)	88,197	2,601,811
Heidrick & Struggles International Inc.(a)	24,574	1,259,172
Kendle International Inc.(a)	23,987	882,002
Labor Ready Inc.(a)	104,986	2,426,226
MAXIMUS Inc.	51,532	2,235,458
On Assignment Inc.(a)	59,783	640,874
PAREXEL International Corp.(a)	67,269	2,829,334
PharmaNet Development Group Inc.(a)	95,542	3,045,879
Pre-Paid Legal Services Inc.(a)(b)	45,119	2,901,603
Rewards Network Inc.(a)	137,270	558,689
Universal Technical Institute Inc.(a)	37,834	960,605
Vertrue Inc.(a)	49,733	2,425,976
Watson Wyatt Worldwide Inc.	155,559	7,852,618

		58,225,043
COMPUTERS—3.78%
Ansoft Corp.(a)	70,904	2,090,959
CACI International Inc. Class A(a)(b)	158,332	7,734,518
Catapult Communications Corp.(a)	26,153	259,438
FactSet Research Systems Inc.	192,701	13,171,113
Hutchinson Technology Inc.(a)	76,074	1,430,952
Komag Inc.(a)(b)	157,937	5,036,611
Manhattan Associates Inc.(a)	138,224	3,857,832

Mercury Computer Systems Inc.(a)	67,600	824,720
MICROS Systems Inc.(a)	207,601	11,293,494
MTS Systems Corp.	48,582	2,170,158
SI International Inc.(a)	16,682	550,840
Stratasys Inc.(a)	39,089	1,836,401
Sykes Enterprises Inc.(a)	45,385	861,861
Synaptics Inc.(a)	133,590	4,781,186

		55,900,083
COSMETICS & PERSONAL CARE—0.26%
Chattem Inc.(a)	60,203	3,815,666

		3,815,666
DISTRIBUTION & WHOLESALE—1.51%
LKQ Corp.(a)	233,113	5,748,567
Pool Corp.(b)	252,247	9,845,200
ScanSource Inc.(a)(b)	131,887	4,219,065
Watsco Inc.	45,462	2,473,133

		22,285,965
DIVERSIFIED FINANCIAL SERVICES—1.30%
Investment Technology Group Inc.(a)	227,097	9,840,113
Portfolio Recovery Associates Inc.(b)	82,014	4,922,480
TradeStation Group Inc.(a)	53,793	626,688
World Acceptance Corp.(a)	90,217	3,854,972

		19,244,253
ELECTRIC—0.14%
El Paso Electric Co.(a)	86,784	2,131,415

		2,131,415
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Greatbatch Inc.(a)(b)	114,489	3,709,444
Littelfuse Inc.(a)	49,515	1,672,122
Magnetek Inc.(a)	54,094	278,584

		5,660,150
ELECTRONICS—5.77%
Bel Fuse Inc. Class B	21,396	728,106
Brady Corp. Class A	121,859	4,525,843
Checkpoint Systems Inc.(a)	86,482	2,183,671
Cubic Corp.	45,948	1,386,711
Cymer Inc.(a)	75,775	3,046,155
Daktronics Inc.	163,329	3,508,307
Dionex Corp.(a)	97,471	6,919,466
FEI Co.(a)	63,979	2,076,758
FLIR Systems Inc.(a)(b)	339,646	15,708,628
Itron Inc.(a)(b)	153,769	11,984,756
Lo-Jack Corp.(a)	62,353	1,389,848
Rogers Corp.(a)	50,637	1,873,569
Sonic Solutions Inc.(a)	61,037	769,677
Technitrol Inc.	68,885	1,974,933
Trimble Navigation Ltd.(a)	611,991	19,706,110
TTM Technologies Inc.(a)	84,512	1,098,656
Watts Water Technologies Inc. Class A	68,694	2,573,964
Woodward Governor Co.	57,433	3,082,429
X-Rite Inc.	53,640	792,263

		85,329,850
ENERGY - ALTERNATE SOURCES—0.25%
Headwaters Inc.(a)(b)	217,246	3,751,838

		3,751,838

ENGINEERING & CONSTRUCTION—0.09%
Insituform Technologies Inc. Class A(a)	60,013	1,308,884

		1,308,884
ENTERTAINMENT—0.20%
Shuffle Master Inc.(a)(b)	180,575	2,997,545

		2,997,545
ENVIRONMENTAL CONTROL—0.88%
Tetra Tech Inc.(a)	109,893	2,368,194
Waste Connections Inc.(a)	351,871	10,640,579

		13,008,773
FOOD—1.83%
Corn Products International Inc.	148,735	6,760,006
Hain Celestial Group Inc.(a)	95,400	2,589,156
J&J Snack Foods Corp.	39,429	1,488,050
Ralcorp Holdings Inc.(a)	83,120	4,442,764
Sanderson Farms Inc.	81,433	3,666,114
TreeHouse Foods Inc.(a)	87,934	2,339,924
United Natural Foods Inc.(a)	219,369	5,830,828

		27,116,842
FOREST PRODUCTS & PAPER—0.07%
Deltic Timber Corp.	19,488	1,068,332

		1,068,332
GAS—1.39%
Energen Corp.	227,717	12,510,772
Southern Union Co.	248,670	8,104,155

		20,614,927
HEALTH CARE - PRODUCTS—8.45%
American Medical Systems Holdings Inc.(a)(b)	369,195	6,660,278
ArthroCare Corp.(a)(b)	140,930	6,188,236
BioLase Technology Inc.(a)(b)	121,758	739,071
CONMED Corp.(a)	52,126	1,526,249
Cooper Companies Inc.	228,436	12,180,208
Cyberonics Inc.(a)(b)	67,342	1,132,692
DJO Inc.(a)	72,449	2,989,970
Haemonetics Corp.(a)	85,328	4,489,106
Hologic Inc.(a)	276,091	15,270,593
ICU Medical Inc.(a)	74,052	3,179,793
IDEXX Laboratories Inc.(a)	158,706	15,018,349
Immucor Inc.(a)	352,912	9,870,949
Kensey Nash Corp.(a)	60,613	1,625,035
LCA-Vision Inc.	44,764	2,115,547
Mentor Corp.	203,538	8,279,926
Meridian Bioscience Inc.	71,600	1,550,856
Merit Medical Systems Inc.(a)	140,217	1,676,995
Palomar Medical Technologies Inc.(a)	38,987	1,353,239
PolyMedica Corp.	115,899	4,734,474
Possis Medical Inc.(a)	88,402	961,814
PSS World Medical Inc.(a)	127,741	2,327,441
Respironics Inc.(a)	377,281	16,068,398
SurModics Inc.(a)(b)	78,238	3,911,900
Vital Sign Inc.	22,036	1,224,100

		125,075,219
HEALTH CARE - SERVICES—4.18%
Amedisys Inc.(a)	132,987	4,831,418
AMERIGROUP Corp.(a)	99,098	2,358,532
AmSurg Corp.(a)	153,389	3,702,810

Centene Corp.(a)	111,623	2,390,965
Healthways Inc.(a)	179,608	8,508,031
Matria Healthcare Inc.(a)	48,376	1,464,825
Odyssey Healthcare Inc.(a)	173,295	2,055,279
Option Care Inc.	109,009	1,678,739
Pediatrix Medical Group Inc.(a)	248,483	13,703,837
Sierra Health Services Inc.(a)	286,740	11,922,649
Sunrise Senior Living Inc.(a)	229,507	9,177,985

		61,795,070
HOME BUILDERS—0.53%
Meritage Homes Corp.(a)(b)	112,879	3,019,513
Winnebago Industries Inc.(b)	161,988	4,781,886

		7,801,399
HOUSEHOLD PRODUCTS & WARES—0.94%
Central Garden and Pet Co. Class A(a)	110,156	1,292,130
Fossil Inc.(a)	231,572	6,829,058
Playtex Products Inc.(a)	286,312	4,240,281
WD-40 Co.	46,664	1,533,846

		13,895,315
HOUSEWARES—0.82%
Toro Co. (The)	206,483	12,159,784

		12,159,784
INSURANCE—3.48%
Delphi Financial Group Inc. Class A	129,308	5,407,661
Hilb, Rogal & Hobbs Co.	187,033	8,016,234
Infinity Property & Casualty Corp.	99,422	5,043,678
Philadelphia Consolidated Holding Corp.(a)	294,031	12,290,496
ProAssurance Corp.(a)	112,729	6,275,623
RLI Corp.	67,287	3,764,708
Tower Group Inc.	51,566	1,644,955
Triad Guaranty Inc.(a)	46,186	1,844,207
United Fire & Casualty Co.	58,062	2,054,234
Zenith National Insurance Corp.	110,166	5,187,717

		51,529,513
INTERNET—1.33%
Authorize.Net Holdings Inc.(a)	51,930	929,028
Blue Coat Systems Inc.(a)	24,946	1,235,326
Blue Nile Inc.(a)(b)	20,354	1,229,382
j2 Global Communications Inc.(a)(b)	252,925	8,827,083
Napster Inc.(a)	67,040	227,936
PC-Tel Inc.(a)	28,720	251,300
Secure Computing Corp.(a)	184,898	1,403,376
Stamps.com Inc.(a)	45,956	633,274
Websense Inc.(a)	230,588	4,899,995

		19,636,700
IRON & STEEL—2.27%
Chaparral Steel Co.	239,874	17,239,744
Cleveland-Cliffs Inc.	210,159	16,323,050

		33,562,794
LEISURE TIME—0.90%
Multimedia Games Inc.(a)(b)	142,680	1,820,597
Nautilus Inc.	161,824	1,948,361
Polaris Industries Inc.(b)	130,096	7,045,999
WMS Industries Inc.(a)	85,135	2,456,996

		13,271,953

LODGING—0.10%
Monarch Casino & Resort Inc.(a)	53,923	1,447,833

		1,447,833
MACHINERY—3.07%
Astec Industries Inc.(a)	28,363	1,197,486
Cascade Corp.	19,609	1,538,130
Gardner Denver Inc.(a)	149,007	6,340,248
IDEX Corp.	178,728	6,888,177
Intevac Inc.(a)	32,840	698,178
Lindsay Corp.(b)	31,495	1,394,914
Manitowoc Co. Inc. (The)	319,491	25,680,687
Robbins & Myers Inc.	33,271	1,767,688

		45,505,508
MANUFACTURING—2.24%
Acuity Brands Inc.	93,555	5,639,495
AptarGroup Inc.	191,928	6,824,960
Ceradyne Inc.(a)	139,327	10,304,625
CLARCOR Inc.	160,271	5,998,944
EnPro Industries Inc.(a)	66,960	2,865,218
Griffon Corp.(a)	72,834	1,586,325

		33,219,567
METAL FABRICATE & HARDWARE—0.42%
Kaydon Corp.	55,150	2,874,418
Valmont Industries Inc.	46,785	3,404,077

		6,278,495
MINING—0.31%
Brush Engineered Materials Inc.(a)	25,895	1,087,331
RTI International Metals Inc.(a)	46,047	3,470,562

		4,557,893
OFFICE FURNISHINGS—0.09%
Interface Inc. Class A	73,264	1,381,759

		1,381,759
OIL & GAS—4.86%
Atwood Oceanics Inc.(a)	60,304	4,138,060
Cabot Oil & Gas Corp.	496,446	18,308,928
Penn Virginia Corp.	192,593	7,742,239
Petroleum Development Corp.(a)	75,723	3,595,328
St. Mary Land & Exploration Co.	321,625	11,777,908
Stone Energy Corp.(a)	143,308	4,909,732
Swift Energy Co.(a)	151,290	6,469,160
Unit Corp.(a)	237,164	14,919,987

		71,861,342
OIL & GAS SERVICES—4.81%
CARBO Ceramics Inc.	104,123	4,561,629
Dril-Quip Inc.(a)	67,049	3,013,853
Helix Energy Solutions Group Inc.(a)(b)	467,797	18,669,778
Hornbeck Offshore Services Inc.(a)(b)	119,155	4,618,448
Input/Output Inc.(a)	97,538	1,522,568
Lufkin Industries Inc.	34,751	2,243,177
Matrix Service Co.(a)	75,821	1,884,152
Oceaneering International Inc.(a)	284,058	14,952,813
SEACOR Holdings Inc.(a)	38,819	3,624,142
Tetra Technologies Inc.(a)	226,943	6,399,793
W-H Energy Services Inc.(a)	155,855	9,648,983

		71,139,336

PHARMACEUTICALS—1.66%
Bradley Pharmaceuticals Inc.(a)	84,642	1,837,578
HealthExtras Inc.(a)	153,066	4,527,692
Mannatech Inc.(b)	38,128	605,854
MGI PHARMA INC.(a)	229,064	5,124,162
Noven Pharmaceuticals Inc.(a)	126,894	2,975,664
PetMed Express Inc.(a)	124,717	1,601,366
Sciele Pharma Inc.(a)	151,832	3,577,162
USANA Health Sciences Inc.(a)(b)	43,894	1,963,818
ViroPharma Inc.(a)	171,652	2,368,798

		24,582,094
REAL ESTATE INVESTMENT TRUSTS—0.82%
Essex Property Trust Inc.	53,072	6,172,274
Kilroy Realty Corp.	53,641	3,799,928
PS Business Parks Inc.	35,183	2,229,547

		12,201,749
RETAIL—10.30%
Big 5 Sporting Goods Corp.	37,124	946,662
Brown Shoe Co. Inc.	83,698	2,035,535
California Pizza Kitchen Inc.(a)	99,861	2,145,014
Cash America International Inc.	97,562	3,868,333
Cato Corp. Class A	79,096	1,735,366
CEC Entertainment Inc.(a)	164,146	5,777,939
Charlotte Russe Holding Inc.(a)	96,030	2,580,326
Children’s Place Retail Stores Inc. (The)(a)	119,537	6,172,891
Christopher & Banks Corp.	185,658	3,184,035
Dress Barn Inc.(a)	237,227	4,867,898
Finish Line Inc. (The) Class A	122,750	1,118,253
First Cash Financial Services Inc.(a)	107,140	2,511,362
Genesco Inc.(a)	85,283	4,461,154
Guitar Center Inc.(a)	151,373	9,053,619
Hibbett Sports Inc.(a)	162,695	4,454,589
Hot Topic Inc.(a)	226,729	2,464,544
IHOP Corp.	36,937	2,010,481
Jack in the Box Inc.(a)	160,409	11,379,414
Jos. A. Bank Clothiers Inc.(a)(b)	92,358	3,830,086
Lithia Motors Inc. Class A	18,781	475,911
MarineMax Inc.(a)	45,113	903,162
Men’s Wearhouse Inc. (The)	154,481	7,889,345
Movado Group Inc.	41,995	1,416,911
P.F. Chang’s China Bistro Inc.(a)(b)	132,212	4,653,862
Panera Bread Co. Class A(a)(b)	163,456	7,528,783
Papa John’s International Inc.(a)	115,019	3,307,946
Rare Hospitality International Inc.(a)	108,611	2,907,516
Red Robin Gourmet Burgers Inc.(a)	41,261	1,665,707
Ruth’s Chris Steak House Inc.(a)	45,592	774,608
School Specialty Inc.(a)	40,949	1,451,233
Select Comfort Corp.(a)(b)	158,765	2,575,168
Sonic Corp.(a)	356,504	7,885,868
Stage Stores Inc.	220,960	4,631,322
Steak n Shake Co. (The)(a)	81,434	1,359,133
Texas Roadhouse Inc. Class A(a)	150,338	1,922,823
Tractor Supply Co.(a)(b)	175,088	9,113,330
Triarc Companies Inc. Class B	112,883	1,772,263
Tuesday Morning Corp.	93,142	1,151,235
Tween Brands Inc.(a)	163,789	7,304,989
World Fuel Services Corp.	93,620	3,937,657
Zale Corp.(a)	135,555	3,227,565

		152,453,838

SAVINGS & LOANS—0.48%
Anchor BanCorp Wisconsin Inc.	48,680	1,274,929
BankUnited Financial Corp. Class A	70,287	1,410,660
FirstFed Financial Corp.(a)(b)	45,006	2,553,190
Franklin Bank Corp.(a)	120,995	1,802,826

		7,041,605
SEMICONDUCTORS—2.15%
Actel Corp.(a)	38,753	539,054
AMIS Holdings Inc.(a)	331,733	4,153,297
ATMI Inc.(a)	60,108	1,803,240
Cabot Microelectronics Corp.(a)	121,988	4,329,354
Diodes Inc.(a)	103,404	4,319,185
DSP Group Inc.(a)	91,951	1,882,237
Kopin Corp.(a)	116,058	452,626
Microsemi Corp.(a)	167,860	4,020,247
Rudolph Technologies Inc.(a)	46,214	767,615
Standard Microsystems Corp.(a)	52,107	1,789,354
Supertex Inc.(a)(b)	28,154	882,346
Varian Semiconductor Equipment Associates Inc.(a)	172,985	6,929,779

		31,868,334
SOFTWARE—4.45%
Allscripts Healthcare Solutions Inc.(a)(b)	109,931	2,801,042
ANSYS Inc.(a)	397,198	10,525,747
Avid Technology Inc.(a)(b)	63,616	2,248,826
Blackbaud Inc.	227,292	5,018,607
Captaris Inc.(a)	41,339	211,656
Concur Technologies Inc.(a)	51,580	1,178,603
eFunds Corp.(a)	241,716	8,530,158
Epicor Software Corp.(a)	178,780	2,658,459
EPIQ Systems Inc.(a)	111,900	1,808,304
Informatica Corp.(a)	178,659	2,638,793
JDA Software Group Inc.(a)	53,094	1,042,235
ManTech International Corp. Class A(a)	94,289	2,906,930
Neoware Inc.(a)	102,315	1,385,345
Phoenix Technologies Ltd.(a)	49,835	420,109
Progress Software Corp.(a)	124,149	3,946,697
Quality Systems Inc.(b)	87,629	3,327,273
SPSS Inc.(a)	30,926	1,365,074
Take-Two Interactive Software Inc.(a)(b)	373,643	7,461,651
THQ Inc.(a)	208,390	6,360,063

		65,835,572
STORAGE & WAREHOUSING—0.36%
Mobile Mini Inc.(a)(b)	184,102	5,375,778

		5,375,778
TELECOMMUNICATIONS—1.78%
Aeroflex Inc.(a)	209,838	2,973,404
Arris Group Inc.(a)	111,419	1,959,860
C-COR Inc.(a)	60,564	851,530
Comtech Telecommunications Corp.(a)	119,016	5,524,723
CT Communications Inc.	26,780	817,058
Ditech Networks Inc.(a)	42,694	349,664
General Communication Inc. Class A(a)	230,567	2,953,562
Harmonic Inc.(a)	109,872	974,565
NETGEAR Inc.(a)	177,344	6,428,720
Network Equipment Technologies Inc.(a)	32,346	308,581
Novatel Wireless Inc.(a)(b)	33,948	883,327
Viasat Inc.(a)	70,690	2,269,149

		26,294,143

TEXTILES—0.10%
UniFirst Corp.	33,584	1,479,375

		1,479,375
TOYS, GAMES & HOBBIES—0.21%
RC2 Corp.(a)	75,871	3,035,599

		3,035,599
TRANSPORTATION—3.25%
Bristow Group Inc.(a)	62,727	3,108,123
Forward Air Corp.	154,680	5,273,041
Heartland Express Inc.	302,255	4,926,757
Hub Group Inc. Class A(a)	70,749	2,487,535
Kirby Corp.(a)	273,088	10,483,848
Knight Transportation Inc.(b)	296,196	5,740,279
Landstar System Inc.	284,653	13,734,507
Old Dominion Freight Line Inc.(a)	80,191	2,417,759

		48,171,849

TOTAL COMMON STOCKS
(Cost: $1,284,266,985)		1,478,560,205

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.65%

MONEY MARKET FUNDS—8.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	338,597	338,597
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	127,673,295	127,673,295

		128,011,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,011,892)		128,011,892

TOTAL INVESTMENTS IN SECURITIES—108.55%
(Cost: $1,412,278,877)		1,606,572,097
Other Assets, Less Liabilities—(8.55)%		(126,584,081)

NET ASSETS—100.00%		$1,479,988,016

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.25%
inVentiv Health Inc.(a)	134,254	$4,915,039

		4,915,039
AEROSPACE & DEFENSE—1.99%
AAR Corp.(a)	236,924	7,820,861
EDO Corp.	44,152	1,451,276
Esterline Technologies Corp.(a)	107,644	5,200,282
GenCorp Inc.(a)	189,254	2,473,550
Kaman Corp.	154,730	4,826,029
Moog Inc. Class A(a)	132,327	5,836,944
Teledyne Technologies Inc.(a)	115,691	5,316,001
Triumph Group Inc.	105,652	6,917,036

		39,841,979
AGRICULTURE—0.28%
Alliance One International Inc.(a)	558,833	5,616,272

		5,616,272
AIRLINES—0.62%
Frontier Airlines Holdings Inc.(a)(b)	233,041	1,305,030
Mesa Air Group Inc.(a)	200,248	1,323,639
SkyWest Inc.	410,580	9,784,121

		12,412,790
APPAREL—1.28%
Ashworth Inc.(a)	93,054	651,378
Iconix Brand Group Inc.(a)	247,446	5,498,250
Kellwood Co.(b)	163,668	4,602,344
Oxford Industries Inc.	53,680	2,380,171
Skechers U.S.A. Inc. Class A(a)	72,940	2,129,848
Stride Rite Corp.	232,562	4,711,706
Volcom Inc.(a)	38,185	1,914,214
Wolverine World Wide Inc.	130,868	3,626,352

		25,514,263
AUTO MANUFACTURERS—0.14%
Wabash National Corp.	194,374	2,843,692

		2,843,692
AUTO PARTS & EQUIPMENT—0.31%
Keystone Automotive Industries Inc.(a)	47,859	1,979,927
Standard Motor Products Inc.	75,996	1,142,220
Superior Industries International Inc.(b)	145,696	3,170,345

		6,292,492
BANKS—7.65%
Alabama National BanCorporation	64,220	3,971,365
Bank Mutual Corp.	352,142	4,060,197
Boston Private Financial Holdings Inc.	110,808	2,977,411

Central Pacific Financial Corp.	195,612	6,457,152
Chittenden Corp.	283,784	9,918,251
Community Bank System Inc.	191,642	3,836,673
Corus Bankshares Inc.(b)	158,485	2,735,451
First BanCorp (Puerto Rico)	529,788	5,822,370
First Commonwealth Financial Corp.	400,370	4,372,040
First Financial Bancorp	203,200	3,045,968
First Indiana Corp.	82,114	1,816,362
First Midwest Bancorp Inc.	202,469	7,189,674
First Republic Bank	119,937	6,435,819
Fremont General Corp.(b)	431,122	4,638,873
Frontier Financial Corp.	109,742	2,472,487
Glacier Bancorp Inc.	144,245	2,935,386
Hanmi Financial Corp.	114,961	1,961,235
Independent Bank Corp. (Michigan)	60,264	1,037,143
Irwin Financial Corp.	118,574	1,775,053
Prosperity Bancshares Inc.	81,672	2,675,575
Provident Bankshares Corp.	205,152	6,724,883
Signature Bank(a)	87,095	2,969,939
South Financial Group Inc. (The)	471,748	10,680,375
Sterling Bancorp	118,911	1,906,143
Sterling Bancshares Inc.	276,494	3,127,147
Sterling Financial Corp. (Washington)	149,388	4,323,289
Susquehanna Bancshares Inc.	331,789	7,422,120
TrustCo Bank Corp. NY(b)	478,068	4,723,312
Umpqua Holdings Corp.	209,539	4,926,262
United Bancshares Inc.	230,658	7,334,924
United Community Banks Inc.	127,660	3,305,117
Whitney Holding Corp.	429,739	12,935,144
Wintrust Financial Corp.	55,356	2,427,361

		152,940,501
BEVERAGES—0.04%
Peet’s Coffee & Tea Inc.(a)	32,791	807,642

		807,642
BIOTECHNOLOGY—0.70%
ArQule Inc.(a)	142,851	1,007,100
Cambrex Corp.	181,447	2,407,802
CryoLife Inc.(a)	105,019	1,366,297
Enzo Biochem Inc.(a)(b)	119,082	1,780,276
Martek Biosciences Corp.(a)(b)	78,069	2,027,452
Regeneron Pharmaceuticals Inc.(a)	176,346	3,160,120
Savient Pharmaceuticals Inc.(a)	184,554	2,292,161

		14,041,208
BUILDING MATERIALS—2.02%
Apogee Enterprises Inc.	180,505	5,021,649
Lennox International Inc.	369,110	12,634,635
NCI Building Systems Inc.(a)(b)	81,546	4,022,664
Texas Industries Inc.(b)	173,724	13,621,699
Universal Forest Products Inc.	120,191	5,079,272

		40,379,919
CHEMICALS—2.37%
Arch Chemicals Inc.	154,691	5,435,842
Fuller (H.B.) Co.	385,280	11,516,019
Georgia Gulf Corp.(b)	219,072	3,967,394
OM Group Inc.(a)	189,655	10,036,543
OMNOVA Solutions Inc.(a)	267,488	1,618,302
Penford Corp.	57,510	1,569,448
PolyOne Corp.(a)	591,867	4,255,524
Quaker Chemical Corp.	64,048	1,511,533

Schulman (A.) Inc.	154,496	3,758,888
Tronox Inc. Class B	262,556	3,688,912

		47,358,405
COAL—0.69%
Massey Energy Co.	515,924	13,749,375

		13,749,375
COMMERCIAL SERVICES—4.89%
Aaron Rents Inc.	130,373	3,806,892
ABM Industries Inc.	281,181	7,257,282
Administaff Inc.	101,643	3,404,024
Arbitron Inc.	83,801	4,318,266
Bowne & Co. Inc.	175,611	3,426,171
CDI Corp.	82,799	2,666,128
Chemed Corp.	160,960	10,670,038
Consolidated Graphics Inc.(a)	74,901	5,189,141
CPI Corp.	33,403	2,321,508
Cross Country Healthcare Inc.(a)	58,824	981,184
Gevity HR Inc.	155,630	3,008,328
Healthcare Services Group Inc.	67,064	1,978,388
Heidrick & Struggles International Inc.(a)	83,030	4,254,457
Hooper Holmes Inc.(a)	432,297	1,448,195
Kendle International Inc.(a)	48,487	1,782,867
Labor Ready Inc.(a)	162,452	3,754,266
Live Nation Inc.(a)(b)	416,868	9,329,506
MAXIMUS Inc.	75,035	3,255,018
Midas Inc.(a)	73,214	1,659,761
On Assignment Inc.(a)	150,207	1,610,219
PAREXEL International Corp.(a)	90,523	3,807,397
Spherion Corp.(a)	358,991	3,370,925
StarTek Inc.	72,186	778,887
Universal Technical Institute Inc.(a)(b)	100,165	2,543,189
Viad Corp.	135,278	5,704,673
Volt Information Sciences Inc.(a)	82,298	1,517,575
Watson Wyatt Worldwide Inc.	78,670	3,971,262

		97,815,547
COMPUTERS—1.10%
Agilysys Inc.	196,299	4,416,727
Ansoft Corp.(a)	23,316	687,589
Catapult Communications Corp.(a)	30,667	304,217
CIBER Inc.(a)	344,087	2,814,632
Hutchinson Technology Inc.(a)	71,378	1,342,620
Mercury Computer Systems Inc.(a)	58,567	714,517
MTS Systems Corp.	55,850	2,494,819
Radiant Systems Inc.(a)	165,552	2,191,908
RadiSys Corp.(a)(b)	139,855	1,734,202
SI International Inc.(a)	62,126	2,051,401
Stratasys Inc.(a)	17,121	804,345
Sykes Enterprises Inc.(a)	131,978	2,506,262

		22,063,239
COSMETICS & PERSONAL CARE—0.14%
Chattem Inc.(a)	45,516	2,884,804

		2,884,804
DISTRIBUTION & WHOLESALE—1.73%
Bell Microproducts Inc.(a)	193,893	1,264,182
Brightpoint Inc.(a)	323,676	4,463,492
Building Materials Holding Corp.	186,584	2,647,627
Owens & Minor Inc.	257,715	9,004,562
United Stationers Inc.(a)	177,171	11,806,675

Watsco Inc.	100,476	5,465,894

		34,652,432
DIVERSIFIED FINANCIAL SERVICES—0.92%
Financial Federal Corp.	164,070	4,892,567
LaBranche & Co. Inc.(a)(b)	339,834	2,507,975
Piper Jaffray Companies(a)	117,565	6,551,897
SWS Group Inc.	156,942	3,393,086
TradeStation Group Inc.(a)	95,608	1,113,833

		18,459,358
ELECTRIC—2.44%
ALLETE Inc.	193,294	9,094,483
Avista Corp.	335,167	7,222,849
Central Vermont Public Service Corp.	64,959	2,447,655
CH Energy Group Inc.	86,284	3,880,191
Cleco Corp.	366,893	8,988,878
El Paso Electric Co.(a)	183,575	4,508,602
UIL Holdings Corp.	160,085	5,298,813
UniSource Energy Corp.	224,169	7,372,918

		48,814,389
ELECTRICAL COMPONENTS & EQUIPMENT—1.32%
Advanced Energy Industries Inc.(a)	227,114	5,146,403
Belden Inc.	276,360	15,296,526
C&D Technologies Inc.(a)(b)	163,522	915,723
Littelfuse Inc.(a)	81,612	2,756,037
Magnetek Inc.(a)	123,256	634,768
Vicor Corp.	124,153	1,642,544

		26,392,001
ELECTRONICS—4.59%
Analogic Corp.	89,067	6,547,315
Bel Fuse Inc. Class B	49,090	1,670,533
Benchmark Electronics Inc.(a)	462,279	10,456,751
Brady Corp. Class A	192,487	7,148,967
Checkpoint Systems Inc.(a)	142,458	3,597,064
Coherent Inc.(a)	198,875	6,067,676
CTS Corp.	228,298	2,890,253
Cubic Corp.	41,503	1,252,561
Cymer Inc.(a)	135,421	5,443,924
Electro Scientific Industries Inc.(a)	185,999	3,868,779
FEI Co.(a)	86,143	2,796,202
Keithley Instruments Inc.	90,042	1,130,027
Lo-Jack Corp.(a)	42,034	936,938
Methode Electronics Inc.	236,164	3,695,967
Park Electrochemical Corp.	128,550	3,622,539
Photon Dynamics Inc.(a)	106,153	1,157,068
Planar Systems Inc.(a)(b)	111,050	831,765
Plexus Corp.(a)	294,820	6,777,912
Rogers Corp.(a)	49,478	1,830,686
Sonic Solutions Inc.(a)	89,794	1,132,302
Technitrol Inc.	173,762	4,981,757
TTM Technologies Inc.(a)	160,926	2,092,038
Watts Water Technologies Inc. Class A	104,178	3,903,550
Woodward Governor Co.	116,366	6,245,363
X-Rite Inc.	117,694	1,738,340

		91,816,277
ENGINEERING & CONSTRUCTION—2.85%
EMCOR Group Inc.(a)	202,551	14,765,968
Insituform Technologies Inc. Class A(a)	99,033	2,159,910
Shaw Group Inc. (The)(a)(b)	513,711	23,779,682

URS Corp.(a)	337,326	16,377,177

		57,082,737
ENTERTAINMENT—0.53%
Pinnacle Entertainment Inc.(a)	379,724	10,689,231

		10,689,231
ENVIRONMENTAL CONTROL—0.25%
Tetra Tech Inc.(a)	232,405	5,008,328

		5,008,328
FOOD—3.01%
Corn Products International Inc.	288,853	13,128,369
Flowers Foods Inc.	329,015	10,975,940
Great Atlantic & Pacific Tea Co.(a)	124,177	4,164,897
Hain Celestial Group Inc.(a)	133,848	3,632,635
J&J Snack Foods Corp.	38,599	1,456,726
Lance Inc.	197,252	4,647,257
Nash Finch Co.	85,328	4,223,736
Performance Food Group Co.(a)	224,532	7,295,045
Ralcorp Holdings Inc.(a)	68,652	3,669,449
Spartan Stores Inc.	137,609	4,528,712
TreeHouse Foods Inc.(a)	89,421	2,379,493

		60,102,259
FOREST PRODUCTS & PAPER—1.26%
Buckeye Technologies Inc.(a)	242,059	3,744,653
Caraustar Industries Inc.(a)	185,432	973,518
Deltic Timber Corp.	41,055	2,250,635
Neenah Paper Inc.	94,284	3,890,158
Pope & Talbot Inc.(a)(b)	104,747	415,846
Rock-Tenn Co. Class A	221,439	7,024,045
Schweitzer-Mauduit International Inc.	99,895	3,096,745
Wausau Paper Corp.	284,261	3,809,097

		25,204,697
GAS—5.39%
Atmos Energy Corp.	564,925	16,981,646
Cascade Natural Gas Corp.	73,306	1,936,011
Energen Corp.	173,318	9,522,091
Laclede Group Inc. (The)	137,268	4,376,104
New Jersey Resources Corp.	178,047	9,083,958
Northwest Natural Gas Co.	171,716	7,931,562
Piedmont Natural Gas Co.(b)	470,205	11,590,553
South Jersey Industries Inc.	186,963	6,614,751
Southern Union Co.	377,387	12,299,042
Southwest Gas Corp.	268,237	9,069,093
UGI Corp.	675,794	18,435,660

		107,840,471
HAND & MACHINE TOOLS—1.12%
Baldor Electric Co.	262,035	12,913,085
Regal-Beloit Corp.	203,327	9,462,839

		22,375,924
HEALTH CARE - PRODUCTS—1.78%
CONMED Corp.(a)	114,809	3,361,608
Cyberonics Inc.(a)	57,746	971,288
Datascope Corp.	80,746	3,090,957
DJO Inc.(a)	59,960	2,474,549
Haemonetics Corp.(a)	62,227	3,273,762
Invacare Corp.	203,549	3,731,053
LCA-Vision Inc.	70,910	3,351,207

Meridian Bioscience Inc.	117,959	2,554,992
Osteotech Inc.(a)	111,733	804,478
Palomar Medical Technologies Inc.(a)(b)	67,080	2,328,347
PSS World Medical Inc.(a)	270,159	4,922,297
Symmetry Medical Inc.(a)	223,647	3,580,588
Vital Sign Inc.	22,422	1,245,542

		35,690,668
HEALTH CARE - SERVICES—1.36%
AMERIGROUP Corp.(a)	209,745	4,991,931
Centene Corp.(a)	138,714	2,971,254
Genesis HealthCare Corp.(a)	125,824	8,608,878
Gentiva Health Services Inc.(a)	174,885	3,508,193
Matria Healthcare Inc.(a)	76,473	2,315,602
Option Care Inc.	34,050	524,370
RehabCare Group Inc.(a)	110,004	1,566,457
Res-Care Inc.(a)	127,592	2,697,295

		27,183,980
HOME BUILDERS—1.13%
Champion Enterprises Inc.(a)(b)	488,509	4,802,043
Coachmen Industries Inc.	100,278	968,685
Fleetwood Enterprises Inc.(a)	407,732	3,689,975
M/I Homes Inc.	77,151	2,052,217
Monaco Coach Corp.	171,870	2,466,335
Skyline Corp.	43,168	1,295,472
Standard-Pacific Corp.	411,951	7,221,501

		22,496,228
HOME FURNISHINGS—0.66%
Audiovox Corp. Class A(a)	115,957	1,503,962
Bassett Furniture Industries Inc.	75,627	1,032,309
Ethan Allen Interiors Inc.	199,074	6,818,285
La-Z-Boy Inc.(b)	326,999	3,747,409

		13,101,965
HOUSEHOLD PRODUCTS & WARES—0.47%
Central Garden and Pet Co. Class A(a)	318,504	3,736,052
Russ Berrie and Co. Inc.(a)	73,758	1,374,112
Spectrum Brands Inc.(a)(b)	247,212	1,673,625
Standard Register Co. (The)	78,408	893,851
WD-40 Co.	52,533	1,726,760

		9,404,400
HOUSEWARES—0.19%
Libbey Inc.	91,620	1,976,243
National Presto Industries Inc.	30,016	1,871,197

		3,847,440
INSURANCE—2.70%
Delphi Financial Group Inc. Class A	116,118	4,856,055
LandAmerica Financial Group Inc.	108,837	10,501,682
Presidential Life Corp.	137,156	2,696,487
ProAssurance Corp.(a)	72,144	4,016,256
RLI Corp.	43,062	2,409,319
Safety Insurance Group Inc.	91,736	3,797,870
SCPIE Holdings Inc.(a)	64,226	1,605,650
Selective Insurance Group Inc.	365,023	9,811,818
Stewart Information Services Corp.	116,208	4,628,565
Tower Group Inc.	62,807	2,003,543
Triad Guaranty Inc.(a)	20,185	805,987
United Fire & Casualty Co.	61,575	2,178,524
Zenith National Insurance Corp.	99,021	4,662,899

		53,974,655

INTERNET—1.29%
Authorize.Net Holdings Inc.(a)	110,158	1,970,727
Blue Coat Systems Inc.(a)	62,790	3,109,361
Blue Nile Inc.(a)(b)	61,992	3,744,317
InfoSpace Inc.	208,823	4,846,782
MIVA Inc.(a)	180,434	1,172,821
Napster Inc.(a)	204,990	696,966
PC-Tel Inc.(a)	107,529	940,879
Secure Computing Corp.(a)	191,441	1,453,037
Stamps.com Inc.(a)	59,955	826,180
United Online Inc.	424,870	7,006,106

		25,767,176
IRON & STEEL—0.58%
Gibraltar Industries Inc.	189,956	4,207,525
Material Sciences Corp.(a)	81,541	961,368
Ryerson Inc.	168,231	6,333,897

		11,502,790
LEISURE TIME—0.67%
Arctic Cat Inc.	76,061	1,506,008
K2 Inc.(a)	313,960	4,769,052
Polaris Industries Inc.(b)	65,940	3,571,310
WMS Industries Inc.(a)	123,714	3,570,386

		13,416,756
LODGING—0.16%
Marcus Corp.	136,113	3,234,045

		3,234,045
MACHINERY—3.21%
Albany International Corp. Class A(b)	186,727	7,551,240
Applied Industrial Technologies Inc.	235,687	6,952,767
Astec Industries Inc.(a)	85,595	3,613,821
Briggs & Stratton Corp.	314,654	9,930,480
Cascade Corp.	39,700	3,114,068
Cognex Corp.	282,948	6,369,159
Gardner Denver Inc.(a)	151,413	6,442,623
Gerber Scientific Inc.(a)	147,218	1,710,673
IDEX Corp.	294,182	11,337,774
Intevac Inc.(a)	95,089	2,021,592
Lindsay Corp.(b)	34,855	1,543,728
Robbins & Myers Inc.	67,541	3,588,453

		64,176,378
MANUFACTURING—2.64%
Acuity Brands Inc.	160,298	9,662,763
AptarGroup Inc.	203,042	7,220,174
Barnes Group Inc.(b)	255,526	8,095,064
CLARCOR Inc.	127,281	4,764,128
EnPro Industries Inc.(a)	53,369	2,283,660
Griffon Corp.(a)	76,931	1,675,557
Lydall Inc.(a)	104,463	1,526,204
Myers Industries Inc.	172,259	3,808,647
Smith (A.O.) Corp.	145,040	5,785,646
Standex International Corp.	79,248	2,253,813
Sturm, Ruger & Co. Inc.(a)	116,834	1,813,264
Tredegar Corp.	180,497	3,844,586

		52,733,506

MEDIA—0.24%
4Kids Entertainment Inc.(a)	84,164	1,262,460
Radio One Inc. Class D(a)	490,139	3,460,381

		4,722,841
METAL FABRICATE & HARDWARE—1.69%
Castle (A.M.) & Co.	99,826	3,584,752
Kaydon Corp.	111,552	5,814,090
Lawson Products Inc.	26,725	1,034,258
Mueller Industries Inc.	235,628	8,115,028
Quanex Corp.	236,014	11,493,882
Valmont Industries Inc.	51,583	3,753,179

		33,795,189
MINING—1.22%
AMCOL International Corp.	139,829	3,818,730
Brush Engineered Materials Inc.(a)	96,728	4,061,609
Century Aluminum Co.(a)(b)	179,944	9,830,341
RTI International Metals Inc.(a)	89,524	6,747,424

		24,458,104
OFFICE FURNISHINGS—0.23%
Interface Inc. Class A	246,302	4,645,256

		4,645,256
OIL & GAS—0.34%
Atwood Oceanics Inc.(a)(b)	99,111	6,800,997

		6,800,997
OIL & GAS SERVICES—1.31%
Dril-Quip Inc.(a)	70,944	3,188,933
Input/Output Inc.(a)(b)	327,859	5,117,879
Lufkin Industries Inc.	52,591	3,394,749
Matrix Service Co.(a)	60,467	1,502,605
SEACOR Holdings Inc.(a)	85,657	7,996,938
Tetra Technologies Inc.(a)	180,230	5,082,486

		26,283,590
PACKAGING & CONTAINERS—0.08%
Chesapeake Corp.	126,656	1,592,066

		1,592,066
PHARMACEUTICALS—0.78%
Alpharma Inc. Class A	215,199	5,597,326
Mannatech Inc.(b)	53,952	857,297
MGI PHARMA INC.(a)	223,385	4,997,122
Theragenics Corp.(a)	211,256	880,938
ViroPharma Inc.(a)	231,047	3,188,449

		15,521,132
REAL ESTATE INVESTMENT TRUSTS—6.48%
Acadia Realty Trust	204,479	5,306,230
Colonial Properties Trust	295,706	10,778,484
EastGroup Properties Inc.	151,112	6,621,728
Entertainment Properties Trust	169,455	9,113,290
Essex Property Trust Inc.	98,961	11,509,164
Inland Real Estate Corp.	414,851	7,044,170
Kilroy Realty Corp.	141,465	10,021,381
Kite Realty Group Trust	183,868	3,497,169
Lexington Realty Trust	420,988	8,756,550
LTC Properties Inc.	132,378	3,011,600
Medical Properties Trust Inc.(b)	311,679	4,123,513
Mid-America Apartment Communities Inc.	161,925	8,497,824
National Retail Properties Inc.	424,557	9,280,816

Parkway Properties Inc.	101,115	4,856,553
PS Business Parks Inc.	58,048	3,678,502
Senior Housing Properties Trust	473,633	9,638,432
Sovran Self Storage Inc.	131,001	6,309,008
Tanger Factory Outlet Centers Inc.	199,055	7,454,610

		129,499,024
RETAIL—6.49%
Big 5 Sporting Goods Corp.	98,274	2,505,987
Brown Shoe Co. Inc.	175,946	4,279,007
California Pizza Kitchen Inc.(a)	60,511	1,299,776
Casey’s General Store Inc.	321,456	8,762,891
Cash America International Inc.	68,165	2,702,742
Cato Corp. Class A	102,386	2,246,349
Charlotte Russe Holding Inc.(a)	41,995	1,128,406
CKE Restaurants Inc.	417,144	8,372,080
Cost Plus Inc.(a)(b)	141,019	1,195,841
Finish Line Inc. (The) Class A	115,150	1,049,017
First Cash Financial Services Inc.(a)	45,800	1,073,552
Fred’s Inc.	254,743	3,408,461
Genesco Inc.(a)	37,232	1,947,606
Group 1 Automotive Inc.	154,495	6,232,328
Haverty Furniture Companies Inc.	144,642	1,687,972
IHOP Corp.	51,770	2,817,841
Insight Enterprises Inc.(a)	307,622	6,943,029
Jo-Ann Stores Inc.(a)	155,399	4,417,994
Landry’s Restaurants Inc.	107,959	3,266,839
Lithia Motors Inc. Class A	78,045	1,977,660
Longs Drug Stores Corp.	184,184	9,673,344
MarineMax Inc.(a)	63,038	1,262,021
Men’s Wearhouse Inc. (The)	144,727	7,391,208
Movado Group Inc.	78,223	2,639,244
O’Charley’s Inc.	149,393	3,011,763
Pep Boys—Manny, Moe & Jack Inc.	346,108	6,977,537
Rare Hospitality International Inc.(a)	60,442	1,618,032
Red Robin Gourmet Burgers Inc.(a)	55,368	2,235,206
Ruth’s Chris Steak House Inc.(a)	54,342	923,271
School Specialty Inc.(a)	67,635	2,396,984
Select Comfort Corp.(a)(b)	120,969	1,962,117
Sonic Automotive Inc.	193,786	5,613,980
Steak n Shake Co. (The)(a)	79,328	1,323,984
Stein Mart Inc.	172,037	2,109,174
Texas Roadhouse Inc. Class A(a)	152,968	1,956,461
Triarc Companies Inc. Class B	272,311	4,275,283
Tuesday Morning Corp.(b)	74,008	914,739
World Fuel Services Corp.	65,410	2,751,145
Zale Corp.(a)	143,410	3,414,592

		129,765,463
SAVINGS & LOANS—1.83%
Anchor BanCorp Wisconsin Inc.	53,757	1,407,896
BankAtlantic Bancorp Inc. Class A	287,131	2,472,198
BankUnited Financial Corp. Class A	115,999	2,328,100
Brookline Bancorp Inc.	391,944	4,511,275
Dime Community Bancshares Inc.	171,752	2,265,409
Downey Financial Corp.(b)	124,056	8,185,215
FirstFed Financial Corp.(a)(b)	49,590	2,813,241
Flagstar Bancorp Inc.	247,102	2,977,579
MAF Bancorp Inc.	178,179	9,667,993

		36,628,906
SEMICONDUCTORS—4.09%
Actel Corp.(a)	117,845	1,639,224

ATMI Inc.(a)	144,983	4,349,490
Axcelis Technologies Inc.(a)	646,974	4,198,861
Brooks Automation Inc.(a)(b)	481,487	8,738,989
Cohu Inc.	144,741	3,220,487
DSP Group Inc.(a)	67,205	1,375,686
Exar Corp.(a)	231,263	3,098,924
Kopin Corp.(a)	291,050	1,135,095
Kulicke & Soffa Industries Inc.(a)(b)	366,056	3,832,606
Microsemi Corp.(a)	275,840	6,606,368
MKS Instruments Inc.(a)	236,967	6,563,986
Pericom Semiconductor Corp.(a)	165,740	1,849,658
Photronics Inc.(a)	266,150	3,960,312
Rudolph Technologies Inc.(a)	102,206	1,697,642
Skyworks Solutions Inc.(a)	1,038,449	7,632,600
Standard Microsystems Corp.(a)	79,209	2,720,037
Supertex Inc.(a)(b)	52,654	1,650,176
Ultratech Inc.(a)	147,996	1,972,787
Varian Semiconductor Equipment Associates Inc.(a)	285,086	11,420,545
Veeco Instruments Inc.(a)	198,314	4,113,032

		81,776,505
SOFTWARE—2.10%
Allscripts Healthcare Solutions Inc.(a)(b)	173,761	4,427,430
Avid Technology Inc.(a)(b)	183,923	6,501,678
Captaris Inc.(a)	123,156	630,559
Concur Technologies Inc.(a)	118,662	2,711,427
Digi International Inc.(a)	160,831	2,370,649
Epicor Software Corp.(a)(b)	148,166	2,203,228
Informatica Corp.(a)	333,453	4,925,101
Inter-Tel Inc.	136,851	3,274,844
JDA Software Group Inc.(a)	122,241	2,399,591
Phoenix Technologies Ltd.(a)	102,332	862,659
Progress Software Corp.(a)	107,034	3,402,611
SPSS Inc.(a)	78,517	3,465,740
THQ Inc.(a)	158,649	4,841,967

		42,017,484
TELECOMMUNICATIONS—3.10%
Adaptec Inc.(a)	756,574	2,882,547
Aeroflex Inc.(a)	212,618	3,012,797
Anixter International Inc.(a)	200,367	15,069,602
Applied Signal Technology Inc.	77,141	1,204,171
Arris Group Inc.(a)	554,867	9,760,111
Black Box Corp.	110,487	4,571,952
C-COR Inc.(a)	237,435	3,338,336
CT Communications Inc.	95,067	2,900,494
Ditech Networks Inc.(a)	157,503	1,289,950
Harmonic Inc.(a)	366,971	3,255,033
Network Equipment Technologies Inc.(a)	120,568	1,150,219
Newport Corp.(a)	247,766	3,835,418
Novatel Wireless Inc.(a)	149,659	3,894,127
Symmetricom Inc.(a)	295,833	2,484,996
Tollgrade Communications Inc.(a)	84,425	890,684
Viasat Inc.(a)	73,571	2,361,629

		61,902,066
TEXTILES—0.44%
Angelica Corp.	61,050	1,286,934
G&K Services Inc. Class A	136,951	5,410,934
UniFirst Corp.	49,043	2,160,344

		8,858,212

TOYS, GAMES & HOBBIES—0.33%
JAKKS Pacific Inc.(a)	177,889	5,005,796
RC2 Corp.(a)	40,607	1,624,686

		6,630,482
TRANSPORTATION—2.28%
Arkansas Best Corp.	159,610	6,220,002
Bristow Group Inc.(a)	71,912	3,563,240
EGL Inc.(a)	202,533	9,413,734
Hub Group Inc. Class A(a)	163,170	5,737,057
Kansas City Southern Industries Inc.(a)(b)	488,575	18,341,106
Old Dominion Freight Line Inc.(a)	78,357	2,362,464

		45,637,603
WATER—0.19%
American States Water Co.	108,453	3,857,673

		3,857,673

TOTAL COMMON STOCKS
(Cost: $1,786,818,692)		1,998,837,851

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.17%

MONEY MARKET FUNDS—6.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	1,778,802	1,778,802
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	121,516,070	121,516,070

		123,294,872

TOTAL SHORT-TERM INVESTMENTS
(Cost: $123,294,872)		123,294,872

TOTAL INVESTMENTS IN SECURITIES—106.11%
(Cost: $1,910,113,564)		2,122,132,723
Other Assets, Less Liabilities—(6.11)%		(122,109,145)

NET ASSETS—100.00%		$2,000,023,578

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2007

Security	Shares	Value

COMMON STOCKS—99.64%

ADVERTISING—0.24%
Dentsu Inc.	304	$859,112

		859,112
AGRICULTURE—1.02%
Japan Tobacco Inc.	760	3,741,690

		3,741,690
AIRLINES—0.44%
All Nippon Airways Co. Ltd.	266,000	1,010,195
Japan Airlines Corp.(a)(b)	323,000	606,794

		1,616,989
AUTO MANUFACTURERS—10.87%
Honda Motor Co. Ltd.	233,700	8,515,729
Nissan Motor Co. Ltd.	317,300	3,394,091
Suzuki Motor Corp.	53,200	1,507,753
Toyota Motor Corp.	416,100	26,281,063

		39,698,636
AUTO PARTS & EQUIPMENT—1.40%
Bridgestone Corp.	93,100	1,990,234
Denso Corp.	71,700	2,798,445
NOK Corp.	15,200	320,013

		5,108,692
BANKS—11.89%
Mitsubishi UFJ Financial Group Inc.	1,509	16,618,001
Mizuho Financial Group Inc.	1,691	11,680,011
Nipponkoa Insurance Co. Ltd.	114,000	1,024,657
Shinsei Bank Ltd.	190,000	766,185
Sumitomo Mitsui Financial Group Inc.	1,172	10,913,802
Sumitomo Trust and Banking Co. Ltd. (The)	252,000	2,397,668

		43,400,324
BEVERAGES—0.80%
Asahi Breweries Ltd.	62,700	970,239
Kirin Brewery Co. Ltd.	130,000	1,940,079

		2,910,318
BUILDING MATERIALS—1.38%
Asahi Glass Co. Ltd.	152,000	2,048,083
Daikin Industries Ltd.	43,700	1,588,833
JS Group Corp.	36,100	730,799
Matsushita Electric Works Ltd.	53,000	676,367

		5,044,082
CHEMICALS—2.96%
Asahi Kasei Corp.	171,000	1,121,584
JSR Corp.	30,400	732,337

Mitsubishi Chemical Holdings Corp.	161,500	1,480,368
Mitsui Chemicals Inc.	108,000	819,434
Nitto Denko Corp.	24,700	1,244,050
Shin-Etsu Chemical Co. Ltd.	56,200	4,009,247
Sumitomo Chemical Co. Ltd.	209,000	1,401,287

		10,808,307
COMMERCIAL SERVICES—0.65%
Dai Nippon Printing Co. Ltd.	95,000	1,414,673
Toppan Printing Co. Ltd.	90,000	965,626

		2,380,299
COMPUTERS—1.10%
Fujitsu Ltd.	295,000	2,168,995
TDK Corp.	19,000	1,833,920

		4,002,915
COSMETICS & PERSONAL CARE—0.96%
Kao Corp.	76,000	1,963,156
Shiseido Co. Ltd.	52,000	1,107,413
Uni-Charm Corp.	7,600	430,171

		3,500,740
DISTRIBUTION & WHOLESALE—4.86%
ITOCHU Corp.	209,000	2,416,713
Marubeni Corp.	234,000	1,923,236
Mitsubishi Corp.	214,700	5,615,458
Mitsui & Co. Ltd.	235,000	4,671,647
Sumitomo Corp.	171,000	3,115,511

		17,742,565
DIVERSIFIED FINANCIAL SERVICES—3.91%
Acom Co. Ltd.	10,640	380,815
Credit Saison Co. Ltd.	26,600	691,413
Daiwa Securities Group Inc.	195,000	2,073,242
Nikko Cordial Corp.	65,000	847,929
Nomura Holdings Inc.	298,300	5,797,158
ORIX Corp.	13,680	3,594,607
Promise Co. Ltd.	10,450	321,551
Takefuji Corp.	16,910	566,884

		14,273,599
ELECTRIC—3.38%
Chubu Electric Power Co. Inc.	96,900	2,565,796
Kansai Electric Power Co. Inc. (The)	114,000	2,690,878
Kyushu Electric Power Co. Inc.	60,800	1,590,218
Tokyo Electric Power Co. Inc. (The)	171,000	5,483,299

		12,330,191
ELECTRICAL COMPONENTS & EQUIPMENT—4.14%
Fujikura Ltd.	51,000	378,696
Furukawa Electric Co. Ltd. (The)	95,000	523,867
Hitachi Ltd.	475,000	3,365,521
Mitsubishi Electric Corp.	285,000	2,635,491
SANYO Electric Co. Ltd.(a)	228,000	372,938
Sharp Corp.	129,000	2,444,310
Sumitomo Electric Industries Ltd.	108,300	1,610,096
Toshiba Corp.	437,000	3,804,000

		15,134,919
ELECTRONICS—4.66%
Advantest Corp.	26,600	1,156,662
Fanuc Ltd.	28,000	2,884,003

Hirose Electric Co. Ltd.	5,700	748,646
Hoya Corp.	65,100	2,156,031
Keyence Corp.	5,310	1,157,928
Kyocera Corp.	24,000	2,553,626
Murata Manufacturing Co. Ltd.	30,400	2,286,862
NEC Corp.	304,000	1,570,525
NGK Insulators Ltd.	38,000	932,345
Secom Co. Ltd.	33,200	1,561,942

		17,008,570
ENGINEERING & CONSTRUCTION—0.63%
Kajima Corp.	152,000	635,103
Obayashi Corp.	104,000	565,918
Shimizu Corp.	104,000	602,130
Taisei Corp.	152,000	513,252

		2,316,403
ENTERTAINMENT—0.14%
Oriental Land Co. Ltd.	9,500	494,635

		494,635
FOOD—0.57%
Ajinomoto Co. Inc.	76,000	874,497
Nippon Meat Packers Inc.	23,000	277,501
Nissin Food Products Co. Ltd.	15,200	508,328
Yakult Honsha Co. Ltd.	17,100	432,017

		2,092,343
FOREST PRODUCTS & PAPER—0.30%
Nippon Paper Group Inc.	133	441,556
Oji Paper Co. Ltd.	133,000	645,103

		1,086,659
GAS—0.76%
Osaka Gas Co. Ltd.	285,000	1,056,966
Tokyo Gas Co. Ltd.	361,000	1,707,146

		2,764,112
HAND & MACHINE TOOLS—0.35%
SMC Corp.	9,500	1,261,590

		1,261,590
HEALTH CARE—PRODUCTS—0.26%
Terumo Corp.	24,700	952,039

		952,039
HOME BUILDERS—0.61%
Daiwa House Industry Co. Ltd.	76,000	1,084,352
Sekisui House Ltd.	86,000	1,145,552

		2,229,904
HOME FURNISHINGS—3.86%
Matsushita Electric Industrial Co. Ltd.	302,000	5,979,108
Pioneer Corp.	24,700	335,414
Sony Corp.	152,000	7,791,085

		14,105,607
HOUSEWARES—0.09%
TOTO Ltd.	38,000	328,321

		328,321
INSURANCE—3.13%
Millea Holdings Inc.	119,000	4,875,825

Mitsui Sumitomo Insurance Co. Ltd.	205,000	2,626,098
Sompo Japan Insurance Inc.	133,000	1,625,143
T&D Holdings Inc.	34,200	2,306,863

		11,433,929
INTERNET—0.85%
SoftBank Corp.(b)	108,300	2,332,710
Yahoo! Japan Corp.	2,280	772,647

		3,105,357
IRON & STEEL—4.52%
JFE Holdings Inc.	83,625	5,193,763
Kobe Steel Ltd.	399,000	1,512,061
Nippon Steel Corp.	893,000	6,276,562
Sumitomo Metal Industries Ltd.	598,000	3,515,511

		16,497,897
MACHINERY—1.73%
Komatsu Ltd.	133,000	3,855,541
Kubota Corp.	152,000	1,230,819
Toyota Industries Corp.	26,600	1,234,204

		6,320,564
MANUFACTURING—2.27%
FUJIFILM Holdings Corp.	70,300	3,136,589
Kawasaki Heavy Industries Ltd.	209,000	852,958
Konica Minolta Holdings Inc.	70,000	1,031,054
Mitsubishi Heavy Industries Ltd.	513,000	3,285,825

		8,306,426
MEDIA—0.09%
Nippon Television Network Corp.	2,470	336,414

		336,414
METAL FABRICATE & HARDWARE—0.19%
NSK Ltd.	69,000	712,936

		712,936
MINING—0.89%
Mitsubishi Materials Corp.	171,000	931,884
Mitsui Mining & Smelting Co. Ltd.	95,000	443,095
Sumitomo Metal Mining Co. Ltd.	86,000	1,862,828

		3,237,807
OFFICE & BUSINESS EQUIPMENT—3.52%
Canon Inc.	182,050	10,658,095
Ricoh Co. Ltd.	95,000	2,192,396

		12,850,491
OIL & GAS—0.58%
Nippon Oil Corp.	190,000	1,763,148
TonenGeneral Sekiyu K.K.	38,000	370,169

		2,133,317
PACKAGING & CONTAINERS—0.11%
Toyo Seikan Kaisha Ltd.	20,900	402,786

		402,786
PHARMACEUTICALS—4.39%
Astellas Pharma Inc.	76,728	3,330,192
Daiichi Sankyo Co. Ltd.	98,803	2,616,185
Eisai Co. Ltd.	39,000	1,699,016
Taisho Pharmaceutical Co. Ltd.	26,000	514,758

Takeda Pharmaceutical Co. Ltd.	122,000	7,863,638

		16,023,789
REAL ESTATE—2.79%
Mitsubishi Estate Co. Ltd.	175,000	4,747,156
Mitsui Fudosan Co. Ltd.	118,000	3,306,045
Sumitomo Realty & Development Co. Ltd.	66,000	2,148,427

		10,201,628
RETAIL—1.67%
AEON Co. Ltd.	104,500	1,937,771
Marui Co. Ltd.	47,500	598,101
Seven & I Holdings Co. Ltd.	125,400	3,574,299

		6,110,171
SEMICONDUCTORS—0.87%
Rohm Co. Ltd.	15,200	1,347,747
Tokyo Electron Ltd.	24,700	1,816,074

		3,163,821
TELECOMMUNICATIONS—3.27%
Nippon Telegraph and Telephone Corp.	1,577	6,985,052
NTT Data Corp.	190	900,036
NTT DoCoMo Inc.	2,565	4,050,164

		11,935,252
TEXTILES—0.75%
Kuraray Co. Ltd.	57,000	666,950
Teijin Ltd.	133,000	725,876
Toray Industries Inc.	183,000	1,349,958

		2,742,784
TOYS, GAMES & HOBBIES—1.64%
Nintendo Co. Ltd.	16,400	5,989,230

		5,989,230
TRANSPORTATION—4.15%
Central Japan Railway Co.	247	2,600,105
East Japan Railway Co.	524	4,030,932
Kintetsu Corp.	228,000	684,951
Mitsui O.S.K. Lines Ltd.	163,000	2,209,498
Nippon Express Co. Ltd.	133,000	754,954
Nippon Yusen Kabushiki Kaisha	164,000	1,501,956
Odakyu Electric Railway Co. Ltd.	76,000	467,711
Tokyu Corp.	133,000	887,420
West Japan Railway Co.	247	1,148,047
Yamato Holdings Co. Ltd.	61,000	860,950

		15,146,524

TOTAL COMMON STOCKS
(Cost: $305,325,499)		363,844,684

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.72%

MONEY MARKET FUNDS—0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(c)(d)	38,165	38,165

BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	2,607,662	2,607,662

		2,645,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,645,827)		2,645,827

TOTAL INVESTMENTS IN SECURITIES—100.36%
(Cost: $307,971,326)		366,490,511
Other Assets, Less Liabilities—(0.36)%		(1,330,415)

NET ASSETS—100.00%		$365,160,096

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2007

Security	Shares	Value

PREFERRED STOCKS—98.37%

AUTO MANUFACTURERS—8.98%
Ford Motor Co. Capital Trust II, 6.50%	92,416	$3,563,561

		3,563,561
BANKS—28.39%
BAC Capital Trust II, 7.00%	53,936	1,354,872
BAC Capital Trust X, 6.25%	54,032	1,278,397
Banco Santander Central Hispano SA, 6.41%	25,824	642,501
Barclays Bank PLC, 6.63%(a)	28,800	735,840
National City Capital Trust II, 6.63%	48,160	1,175,104
Royal Bank of Scotland Group PLC ADR, 6.40%	54,576	1,325,105
Royal Bank of Scotland Group PLC Series L, 5.75%	19,200	425,664
Royal Bank of Scotland Group PLC Series N, 6.35%	42,668	1,032,566
UBS Preferred Funding Trust IV Series D, 6.02%	12,532	316,684
USB Capital XI, 6.60%	45,968	1,136,329
Wells Fargo Capital IV, 7.00%	72,992	1,835,749

		11,258,811
CHEMICALS—2.66%
Celanese Corp., 4.25%	21,008	1,053,761

		1,053,761
DIVERSIFIED FINANCIAL SERVICES—37.99%
ABN AMRO Capital Funding Trust V, 5.90%	49,600	1,148,736
ABN AMRO Capital Funding Trust VII, 6.08%	64,000	1,492,480
Citigroup Capital IX, 6.00%	62,208	1,458,778
Citigroup Capital VII, 7.13%	42,597	1,072,593
Citigroup Capital VIII, 6.95%	73,856	1,850,093
Countrywide Capital V, 7.00%	70,400	1,733,248
Deutsche Bank Capital Funding Trust VIII, 6.38%	41,680	1,029,079
JPMorgan Chase Capital XI, 5.88%	58,720	1,325,898
Merrill Lynch & Co. Inc., 6.01%	58,480	1,475,450
Merrill Lynch & Co. Inc., 6.38%	47,424	1,206,941
Morgan Stanley Capital Trust III, 6.25%	53,328	1,275,606

		15,068,902
INSURANCE—7.37%
ACE Ltd., 7.80%	40,768	1,039,176
MetLife Inc., 6.50%	73,600	1,883,424

		2,922,600
REAL ESTATE INVESTMENT TRUSTS—8.43%
Public Storage Series I, 7.25%	38,368	980,302
Public Storage Series K, 7.25%	36,080	928,699
Simon Property Group LP, 6.00%	18,896	1,435,907

		3,344,908

SAVINGS & LOANS—2.43%
Washington Mutual Inc., 6.06%	37,856	962,678

		962,678
TRANSPORTATION—2.12%
Bristow Group Inc., 5.50%	13,200	842,160

		842,160

TOTAL PREFERRED STOCKS
(Cost: $39,497,709)		39,017,381

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.19%

MONEY MARKET FUNDS—1.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%(a)(b)	471,868	471,868

		471,868

TOTAL SHORT-TERM INVESTMENTS
(Cost: $471,868)		471,868

TOTAL INVESTMENTS IN SECURITIES—99.56%
(Cost: $39,969,577)		39,489,249
Other Assets, Less Liabilities—0.44%		173,321

NET ASSETS—100.00%		$39,662,570

ADR  -  American Depositary Receipts

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of June 30, 2007, the Trust offered 110 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Nasdaq Biotechnology, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell MicrocapTM, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Utilities Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150 and iShares S&P U.S. Preferred Stock Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P U.S. Preferred Stock Index Fund commenced operations on March 26, 2007.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$1,928,277,465	$—	$(380,393,117)	$(380,393,117)
Russell 1000	3,340,326,417	359,069,804	(92,904,908)	266,164,896
Russell 1000 Growth	9,196,472,570	1,197,772,854	(113,518,756)	1,084,254,098
Russell 1000 Value	9,603,613,160	1,029,103,073	(83,315,066)	945,788,007
Russell 2000	11,361,271,080	47,027,923	(147,651,089)	(100,623,166)
Russell 2000 Growth	3,450,858,662	93,927,739	(185,811,514)	(91,883,775)
Russell 2000 Value	4,935,776,092	194,002,853	(230,738,672)	(36,735,819)
Russell 3000	2,910,385,657	382,616,777	(101,026,316)	281,590,461
Russell 3000 Growth	265,720,502	36,719,916	(6,005,145)	30,714,771
Russell 3000 Value	629,326,126	59,804,837	(8,304,606)	51,500,231
Russell MicrocapTM	301,544,162	18,009,168	(21,529,662)	(3,520,494)
Russell Midcap	3,374,834,726	554,703,758	(43,472,253)	511,231,505
Russell Midcap Growth	2,373,274,013	324,334,233	(24,568,770)	299,765,463
Russell Midcap Value	3,762,946,969	261,701,931	(56,516,377)	205,185,554
S&P 100	3,701,425,693	182,475,232	(54,058,856)	128,416,376
S&P 1500	207,290,883	31,831,214	(3,847,000)	27,984,214
S&P 500	17,741,250,326	2,255,489,319	(494,995,952)	1,760,493,367
S&P 500 Growth	4,366,665,444	580,029,106	(70,098,097)	509,931,009
S&P 500 Value	4,128,929,129	782,716,247	(39,293,746)	743,422,501
S&P Europe 350	2,099,311,739	889,578,555	(1,875,919)	887,702,636
S&P Global 100	643,756,261	149,959,471	(3,511,036)	146,448,435
S&P Global Consumer Discretionary Sector	28,630,354	5,605,847	(352,047)	5,253,800
S&P Global Consumer Staples Sector	42,643,252	3,513,528	(419,356)	3,094,172
S&P Global Energy Sector	675,477,315	184,241,436	(501,072)	183,740,364
S&P Global Financials Sector	276,834,291	56,576,872	(1,611,529)	54,965,343
S&P Global Healthcare Sector	707,356,686	74,492,040	(18,140,121)	56,351,919
S&P Global Industrials Sector	38,358,537	3,982,393	(46,602)	3,935,791
S&P Global Materials Sector	175,218,805	24,293,040	(1,153,316)	23,139,724
S&P Global Technology Sector	207,184,472	25,126,297	(4,965,171)	20,161,126
S&P Global Telecommunications Sector	267,730,191	54,028,310	(1,519,176)	52,509,134
S&P Global Utilities Sector	65,299,146	4,311,389	(604,111)	3,707,278
S&P Latin America 40	2,104,151,476	603,171,688	(261,778)	602,909,910
S&P MidCap 400	4,577,620,064	919,786,663	(96,321,610)	823,465,053
S&P MidCap 400 Growth	1,946,835,134	303,471,119	(75,229,197)	228,241,922
S&P MidCap 400 Value	2,605,933,015	446,083,970	(75,453,033)	370,630,937
S&P SmallCap 600	5,450,994,406	387,267,520	(429,955,380)	(42,687,860)
S&P SmallCap 600 Growth	1,426,753,774	239,127,791	(59,309,468)	179,818,323
S&P SmallCap 600 Value	1,939,730,035	300,829,716	(118,427,028)	182,402,688
S&P/TOPIX 150	309,224,039	67,261,750	(9,995,278)	57,266,472
S&P U.S. Preferred Stock	39,982,264	392,584	(885,599)	(493,015)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Fund (exclusive of short-term investments) in issuers of which BGFA is an affiliate, for the quarter ended June 30, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
S&P Europe 350
Barclays PLC	1,886	151	36	2,001	$27,944,772	$—	$242,217
S&P Global 100
Barclays PLC	500	54	—	554	7,742,839	—	—
S&P Global Financials Sector
Barclays PLC	296	—	—	296	4,137,312	—	—
S&P U.S. Preferred Stock
Barclays Bank PLC	18	11	—	29	735,840	8,944	—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the three months ended June 30, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President
Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President
Date: August 28, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer
Date: August 28, 2007